UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
John M. McCann, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842-2733
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Bond Index Fund
Class A Shares/TBILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.40%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M616_SAR_0925 4862004

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Bond Index Fund
Class I Shares/TBIAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.17%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P692_SAR_0925 4862004

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Bond Index Fund
Premier Class Shares/TBIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$11	0.22%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M590_SAR_0925 4862004

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Bond Index Fund
Class R6 Shares/TBIIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.07%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Bond Index Fund
Retirement Class Shares/TBIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.32%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M855_SAR_0925 4862004

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Bond Index Fund
Class W Shares/TBIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$25,887,361,489

Total number of portfolio holdings	9,493

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P411_SAR_0925 4862004

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Bond Fund
Class A Shares/TIORX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315712_SAR_0925 4862016

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Core Bond Fund
Class I Shares/TIBHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P718_SAR_0925 4862016

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Bond Fund
Premier Class Shares/TIDPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M491_SAR_0925 4862016

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Bond Fund
Class R6 Shares/TIBDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Bond Fund
Retirement Class Shares/TIDRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Core Bond Fund
Class W Shares/TBBWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$11,273,914,924

Total number of portfolio holdings	1,926

Portfolio turnover (%)	54%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P429_SAR_0925 4862016

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Impact Bond Fund
Class A Shares/TSBRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.66%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R714_SAR_0925 4862027

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Core Impact Bond Fund
Class I Shares/TSBHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.42%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P635_SAR_0925 4862027

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Impact Bond Fund
Premier Class Shares/TSBPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$25	0.50%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R680_SAR_0925 4862027

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Impact Bond Fund
Class R6 Shares/TSBIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R672_SAR_0925 4862027

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Impact Bond Fund
Retirement Class Shares/TSBBX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$31	0.60%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$7,061,832,637

Total number of portfolio holdings	1,061

Portfolio turnover (%)	75%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R698_SAR_0925 4862027

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Plus Bond Fund
Class A Shares/TCBPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.63%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Core Plus Bond Fund
Class I Shares/TCBHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.48%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Plus Bond Fund
Premier Class Shares/TBPPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Plus Bond Fund
Class R6 Shares/TIBFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Plus Bond Fund
Retirement Class Shares/TCBRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Core Plus Bond Fund
Class W Shares/TCBWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,814,250,608

Total number of portfolio holdings	1,592

Portfolio turnover (%)	56%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class A Shares/TIXRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$196,638,840

Total number of portfolio holdings	197

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report September 30, 2025

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Class I Shares/TIXHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen 5-15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.33%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$196,638,840

Total number of portfolio holdings	197

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class R6 Shares/TITIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$196,638,840

Total number of portfolio holdings	197

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Green Bond Fund
Class A Shares/TGROX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.76%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Green Bond Fund
Class I Shares/TGRKX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$25	0.50%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Green Bond Fund
Premier Class Shares/TGRLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.57%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Green Bond Fund
Class R6 Shares/TGRNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$21	0.42%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Green Bond Fund
Retirement Class Shares/TGRMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$34	0.67%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$180,752,894

Total number of portfolio holdings	256

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N859_SAR_0925 4862069

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen High Yield Fund
Class A Shares/TIYRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.68%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315811_SAR_0925 4862085

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen High Yield Fund
Class I Shares/TIHHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$26	0.51%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen High Yield Fund
Premier Class Shares/TIHPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.51%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M467_SAR_0925 4862085

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen High Yield Fund
Class R6 Shares/TIHYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$19	0.36%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315795_SAR_0925 4862085

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen High Yield Fund
Retirement Class Shares/TIHRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315787_SAR_0925 4862085

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen High Yield Fund
Class W Shares/TIHWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,993,381,232

Total number of portfolio holdings	321

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P387_SAR_0925 4862085

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Duration Impact Bond Fund
Class A Shares/TSDBX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$33	0.66%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N784_SAR_0925 4862096

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Duration Impact Bond Fund
Class I Shares/TSDHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.38%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N826_SAR_0925 4862096

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Duration Impact Bond Fund
Premier Class Shares/TSDFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$25	0.49%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N818_SAR_0925 4862096

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Duration Impact Bond Fund
Class R6 Shares/TSDJX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$17	0.34%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N834_SAR_0925 4862096

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Duration Impact Bond Fund
Retirement Class Shares/TSDDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$122,850,990

Total number of portfolio holdings	189

Portfolio turnover (%)	129%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N792_SAR_0925 4862096

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Fund
Class A Shares/TCTRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315704_SAR_0925 4862106

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Fund
Class I Shares/TCTHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.36%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P650_SAR_0925 4862106

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Fund
Premier Class Shares/TSTPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.42%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M475_SAR_0925 4862106

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Fund
Class R6 Shares/TISIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.27%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315803_SAR_0925 4862106

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Fund
Retirement Class Shares/TISRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.52%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315886_SAR_0925 4862106

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Fund
Class W Shares/TCTWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,883,596,105

Total number of portfolio holdings	289

Portfolio turnover (%)	109%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P361_SAR_0925 4862106

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Index Fund
Class A Shares/TRSHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.39%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R466_SAR_0925 4862115

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Index Fund
Class I Shares/TTBHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P643_SAR_0925 4862115

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Index Fund
Premier Class Shares/TPSHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$12	0.24%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R441_SAR_0925 4862115

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Index Fund
Class R6 Shares/TNSHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.07%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R433_SAR_0925 4862115

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Index Fund
Retirement Class Shares/TESHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.32%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R458_SAR_0925 4862115

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Short Term Bond Index Fund
Class W Shares/TTBWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,518,630,215

Total number of portfolio holdings	1,099

Portfolio turnover (%)	29%

What did the Fund invest in? (as of September 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P353_SAR_0925 4862115

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Money Market Fund
Class A Shares/TIRXX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

What did the Fund invest in? (as of September 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315670_SAR_0925 4862131

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Money Market Fund
Class I Shares/TMHXX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.19%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

What did the Fund invest in? (as of September 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P619_SAR_0925 4862131

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Money Market Fund
Premier Class Shares/TPPXX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$14	0.27%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

What did the Fund invest in? (as of September 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M442_SAR_0925 4862131

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Money Market Fund
Class R6 Shares/TCIXX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.12%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

What did the Fund invest in? (as of September 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W706_SAR_0925 4862131

2

Semi‑Annual Shareholder Report September 30, 2025

Nuveen Money Market Fund
Retirement Class Shares/TIEXX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.37%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$2,036,516,384

Total number of portfolio holdings	59

What did the Fund invest in? (as of September 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315688_SAR_0925 4862131

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments September 30, 2025
Bond Index

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
CORPORATE BONDS - 25.2%
AUTOMOBILES & COMPONENTS - 0.5%
$ 1,000,000 American Honda Finance Corp 4 .900% 07/09/27 $ 1,014,127
1,000,000 American Honda Finance Corp 5 .650 11/15/28 1,042,591
1,000,000 American Honda Finance Corp 2 .250 01/12/29 940,532
1,000,000 American Honda Finance Corp 4 .900 03/13/29 1,020,961
1,000,000 American Honda Finance Corp 4 .400 09/05/29 1,005,247
1,000,000 American Honda Finance Corp 4 .800 03/05/30 1,017,090
1,000,000 American Honda Finance Corp 4 .600 04/17/30 1,008,384
1,000,000 American Honda Finance Corp 4 .500 09/04/30 1,001,412
1,500,000 American Honda Finance Corp 5 .850 10/04/30 1,594,703
1,000,000 American Honda Finance Corp 1 .800 01/13/31 873,145
1,000,000 American Honda Finance Corp 5 .050 07/10/31 1,026,533
1,000,000 American Honda Finance Corp 5 .150 07/09/32 1,024,619
100,000 Aptiv plc 4 .350 03/15/29 100,169
1,000,000 Aptiv plc 4 .650 09/13/29 1,009,359
600,000 Aptiv plc 3 .250 03/01/32 551,871
1,000,000 Aptiv plc 5 .150 09/13/34 994,165
100,000 Aptiv plc 4 .400 10/01/46 79,914
575,000 Aptiv plc 5 .400 03/15/49 525,773
1,500,000 Aptiv plc 3 .100 12/01/51 952,116
1,000,000 Aptiv plc 4 .150 05/01/52 756,322
1,000,000 Aptiv plc 5 .750 09/13/54 954,129
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,607,543
1,000,000 (a) BorgWarner, Inc 5 .400 08/15/34 1,031,687
200,000 BorgWarner, Inc 4 .375 03/15/45 169,310
2,000,000 (a) Ford Motor Co 7 .450 07/16/31 2,212,120
4,000,000 Ford Motor Co 3 .250 02/12/32 3,499,895
700,000 Ford Motor Co 4 .750 01/15/43 558,121
500,000 Ford Motor Co 5 .291 12/08/46 421,262
1,250,000 Ford Motor Credit Co LLC 5 .850 05/17/27 1,265,453
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,996,541
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,085,978
2,000,000 Ford Motor Credit Co LLC 6 .800 05/12/28 2,077,165
1,500,000 Ford Motor Credit Co LLC 6 .798 11/07/28 1,566,081
1,500,000 Ford Motor Credit Co LLC 5 .800 03/08/29 1,522,188
3,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 2,977,749
1,000,000 Ford Motor Credit Co LLC 5 .303 09/06/29 997,509
1,000,000 Ford Motor Credit Co LLC 5 .875 11/07/29 1,017,417
1,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 1,070,399
2,000,000 Ford Motor Credit Co LLC 5 .730 09/05/30 2,016,462
1,000,000 Ford Motor Credit Co LLC 6 .050 03/05/31 1,023,130
2,500,000 Ford Motor Credit Co LLC 3 .625 06/17/31 2,273,765
750,000 Ford Motor Credit Co LLC 6 .054 11/05/31 766,558
1,000,000 (a) Ford Motor Credit Co LLC 6 .532 03/19/32 1,040,554
1,500,000 Ford Motor Credit Co LLC 7 .122 11/07/33 1,603,313
1,750,000 Ford Motor Credit Co LLC 6 .125 03/08/34 1,758,703
1,000,000 (a) Ford Motor Credit Co LLC 6 .500 02/07/35 1,027,355
500,000 General Motors Co 6 .800 10/01/27 521,622
700,000 General Motors Co 5 .000 10/01/28 711,942
375,000 General Motors Co 5 .400 10/15/29 387,321
500,000 General Motors Co 5 .625 04/15/30 518,362
450,000 General Motors Co 5 .600 10/15/32 467,338
500,000 General Motors Co 6 .250 04/15/35 525,857
900,000 General Motors Co 6 .600 04/01/36 971,405
700,000 General Motors Co 5 .150 04/01/38 669,735
150,000 General Motors Co 6 .250 10/02/43 152,540
175,000 General Motors Co 5 .200 04/01/45 157,646
350,000 (a) General Motors Co 6 .750 04/01/46 374,823
500,000 (a) General Motors Co 5 .400 04/01/48 455,911

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.5% (continued)
$ 900,000 General Motors Co 5 .950% 04/01/49 $ 877,435
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 523,846
1,500,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,431,080
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,750,585
1,000,000 General Motors Financial Co, Inc 5 .800 01/07/29 1,039,255
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,481,976
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 992,640
1,500,000 General Motors Financial Co, Inc 5 .550 07/15/29 1,548,921
2,000,000 General Motors Financial Co, Inc 4 .900 10/06/29 2,023,121
1,000,000 General Motors Financial Co, Inc 5 .350 01/07/30 1,024,318
1,000,000 General Motors Financial Co, Inc 5 .850 04/06/30 1,045,885
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,429,037
1,000,000 General Motors Financial Co, Inc 5 .450 07/15/30 1,030,187
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,771,904
1,450,000 General Motors Financial Co, Inc 5 .750 02/08/31 1,510,674
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 424,653
1,250,000 General Motors Financial Co, Inc 5 .600 06/18/31 1,293,611
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 900,930
1,000,000 General Motors Financial Co, Inc 5 .625 04/04/32 1,032,107
2,500,000 General Motors Financial Co, Inc 6 .400 01/09/33 2,680,873
1,000,000 General Motors Financial Co, Inc 6 .100 01/07/34 1,051,295
2,500,000 General Motors Financial Co, Inc 5 .950 04/04/34 2,596,376
2,000,000 General Motors Financial Co, Inc 5 .450 09/06/34 2,011,904
475,000 (a) General Motors Financial Co, Inc 5 .900 01/07/35 490,078
1,000,000 General Motors Financial Co, Inc 6 .150 07/15/35 1,045,801
200,000 (a) Harley-Davidson, Inc 4 .625 07/28/45 162,193
1,500,000 Honda Motor Co Ltd 4 .688 07/08/30 1,513,229
1,500,000 Honda Motor Co Ltd 5 .337 07/08/35 1,528,376
326,000 Lear Corp 3 .800 09/15/27 323,678
400,000 Lear Corp 4 .250 05/15/29 397,602
500,000 Lear Corp 3 .500 05/30/30 478,126
600,000 Lear Corp 2 .600 01/15/32 527,184
550,000 Lear Corp 5 .250 05/15/49 495,854
1,000,000 Lear Corp 3 .550 01/15/52 678,548
175,000 (a) Magna International, Inc 2 .450 06/15/30 161,122
2,000,000 Magna International, Inc 5 .500 03/21/33 2,077,314
500,000 Magna International, Inc 5 .875 06/01/35 527,678
925,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 1,102,143
200,000 Toyota Motor Corp 4 .450 06/30/30 202,091
1,000,000 Toyota Motor Corp 2 .362 03/25/31 908,842
1,000,000 (a) Toyota Motor Corp 5 .123 07/13/33 1,043,241
1,000,000 Toyota Motor Corp 5 .053 06/30/35 1,023,823
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 975,149
1,000,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,008,479
1,000,000 Toyota Motor Credit Corp 5 .450 11/10/27 1,030,528
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 293,875
1,000,000 Toyota Motor Credit Corp 4 .625 01/12/28 1,014,437
1,000,000 Toyota Motor Credit Corp 5 .250 09/11/28 1,034,713
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 395,410
1,000,000 Toyota Motor Credit Corp 5 .050 05/16/29 1,031,901
550,000 Toyota Motor Credit Corp 4 .550 08/09/29 558,405
1,000,000 Toyota Motor Credit Corp 4 .950 01/09/30 1,030,097
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 598,862
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 217,882
950,000 Toyota Motor Credit Corp 4 .800 05/15/30 972,945
1,000,000 Toyota Motor Credit Corp 4 .550 05/17/30 1,015,841
1,000,000 Toyota Motor Credit Corp 5 .550 11/20/30 1,058,618
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 875,886
1,000,000 Toyota Motor Credit Corp 5 .100 03/21/31 1,037,294
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 872,782
1,000,000 Toyota Motor Credit Corp 4 .600 10/10/31 1,013,508
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 892,718

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.5% (continued)
$ 2,000,000 Toyota Motor Credit Corp 4 .650% 09/03/32 $ 2,013,624
1,000,000 Toyota Motor Credit Corp 4 .700 01/12/33 1,013,523
TOTAL AUTOMOBILES & COMPONENTS 129,109,935
BANKS - 4.4%
9,435,000 Asian Development Bank 4 .375 01/14/28 9,579,591
5,000,000 Asian Development Bank 3 .625 08/28/29 4,981,972
4,000,000 Asian Development Bank 4 .125 05/30/30 4,058,955
4,800,000 Asian Development Bank 3 .750 08/28/30 4,791,659
2,345,000 Asian Development Bank 4 .375 03/22/35 2,381,442
1,000,000 Associated Banc-Corp 6 .455 08/29/30 1,036,532
2,000,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 2,034,001
1,000,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 1,000,920
1,000,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 1,010,696
1,000,000 Australia & New Zealand Banking Group Ltd 4 .615 12/16/29 1,021,172
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 1,034,058
1,000,000 (a) Banco Bilbao Vizcaya Argentaria S.A. 5 .381 03/13/29 1,033,045
1,200,000 Banco Bilbao Vizcaya Argentaria S.A. 7 .883 11/15/34 1,394,589
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .033 03/13/35 1,063,318
600,000 Banco Santander S.A. 4 .250 04/11/27 600,645
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,630,551
675,000 Banco Santander S.A. 3 .800 02/23/28 668,665
3,000,000 Banco Santander S.A. 5 .552 03/14/28 3,054,187
1,000,000 Banco Santander S.A. 4 .175 03/24/28 998,505
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,804,556
1,000,000 Banco Santander S.A. 5 .365 07/15/28 1,020,264
1,600,000 Banco Santander S.A. 5 .588 08/08/28 1,662,088
1,000,000 Banco Santander S.A. 6 .607 11/07/28 1,069,191
600,000 Banco Santander S.A. 3 .306 06/27/29 580,594
600,000 Banco Santander S.A. 5 .565 01/17/30 626,223
2,000,000 Banco Santander S.A. 5 .538 03/14/30 2,071,427
400,000 Banco Santander S.A. 3 .490 05/28/30 384,808
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,814,935
1,000,000 Banco Santander S.A. 2 .958 03/25/31 925,733
1,000,000 Banco Santander S.A. 5 .439 07/15/31 1,049,667
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,819,984
800,000 Banco Santander S.A. 6 .921 08/08/33 889,667
800,000 Banco Santander S.A. 6 .938 11/07/33 915,438
1,600,000 Banco Santander S.A. 6 .350 03/14/34 1,715,372
400,000 Banco Santander S.A. 6 .033 01/17/35 429,838
1,000,000 Bank of ,NV Scotia 5 .130 02/14/31 1,027,887
2,000,000 Bank of America Corp 2 .551 02/04/28 1,958,762
3,000,000 Bank of America Corp 4 .376 04/27/28 3,010,812
3,000,000 Bank of America Corp 6 .204 11/10/28 3,126,297
5,690,000 Bank of America Corp 3 .419 12/20/28 5,603,189
2,000,000 Bank of America Corp 4 .979 01/24/29 2,036,968
2,250,000 Bank of America Corp 3 .970 03/05/29 2,239,061
2,000,000 Bank of America Corp 5 .202 04/25/29 2,050,126
2,000,000 Bank of America Corp 4 .623 05/09/29 2,024,778
3,000,000 Bank of America Corp 2 .087 06/14/29 2,841,684
1,400,000 Bank of America Corp 4 .271 07/23/29 1,404,845
3,000,000 Bank of America Corp 5 .819 09/15/29 3,137,086
3,075,000 Bank of America Corp 3 .974 02/07/30 3,052,312
1,675,000 Bank of America Corp 3 .194 07/23/30 1,613,356
1,050,000 Bank of America Corp 2 .884 10/22/30 996,582
2,000,000 Bank of America Corp 5 .162 01/24/31 2,064,171
4,000,000 Bank of America Corp 2 .496 02/13/31 3,702,014
1,750,000 Bank of America Corp 2 .592 04/29/31 1,621,702
3,000,000 Bank of America Corp 1 .898 07/23/31 2,679,633
3,000,000 Bank of America Corp 1 .922 10/24/31 2,664,510
3,000,000 Bank of America Corp 2 .651 03/11/32 2,735,480
4,000,000 Bank of America Corp 2 .687 04/22/32 3,643,921
5,000,000 Bank of America Corp 2 .299 07/21/32 4,435,013

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 3,000,000 Bank of America Corp 2 .572% 10/20/32 $ 2,688,786
2,000,000 Bank of America Corp 2 .972 02/04/33 1,821,273
2,000,000 Bank of America Corp 4 .571 04/27/33 1,999,587
4,000,000 Bank of America Corp 5 .015 07/22/33 4,087,069
5,000,000 Bank of America Corp 5 .288 04/25/34 5,173,098
2,000,000 Bank of America Corp 5 .872 09/15/34 2,143,012
11,000,000 Bank of America Corp 5 .468 01/23/35 11,486,542
9,000,000 Bank of America Corp 5 .425 08/15/35 9,180,992
4,000,000 Bank of America Corp 5 .518 10/25/35 4,097,194
1,650,000 Bank of America Corp 5 .511 01/24/36 1,724,766
5,000,000 Bank of America Corp 5 .744 02/12/36 5,194,843
2,000,000 Bank of America Corp 5 .464 05/09/36 2,085,088
4,000,000 Bank of America Corp 2 .482 09/21/36 3,472,702
1,500,000 Bank of America Corp 6 .110 01/29/37 1,618,003
3,000,000 Bank of America Corp 3 .846 03/08/37 2,802,866
4,500,000 Bank of America Corp 4 .078 04/23/40 4,008,790
3,000,000 Bank of America Corp 2 .676 06/19/41 2,210,743
1,750,000 Bank of America Corp 3 .311 04/22/42 1,388,116
1,500,000 Bank of America Corp 5 .000 01/21/44 1,466,846
2,800,000 Bank of America Corp 4 .443 01/20/48 2,455,773
3,000,000 Bank of America Corp 3 .946 01/23/49 2,422,528
1,000,000 Bank of America Corp 2 .831 10/24/51 644,378
950,000 Bank of America Corp 3 .483 03/13/52 697,935
1,000,000 (a) Bank of America Corp 2 .972 07/21/52 665,523
1,000,000 Bank of Montreal 5 .266 12/11/26 1,013,292
2,000,000 Bank of Montreal 4 .700 09/14/27 2,024,494
1,000,000 Bank of Montreal 5 .203 02/01/28 1,024,442
1,000,000 Bank of Montreal 5 .717 09/25/28 1,044,603
1,000,000 (a) Bank of Montreal 5 .004 01/27/29 1,019,470
1,000,000 Bank of Montreal 4 .640 09/10/30 1,013,670
1,500,000 Bank of Montreal 5 .511 06/04/31 1,579,940
1,000,000 Bank of Montreal 4 .350 09/22/31 995,050
425,000 Bank of Montreal 3 .803 12/15/32 417,473
1,250,000 Bank of Montreal 3 .088 01/10/37 1,112,683
750,000 Bank of New York Mellon 4 .729 04/20/29 762,319
1,000,000 Bank of Nova Scotia 5 .250 06/12/28 1,031,463
2,000,000 Bank of Nova Scotia 4 .850 02/01/30 2,047,637
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 888,113
2,000,000 Bank of Nova Scotia 4 .740 11/10/32 2,022,484
750,000 Bank of Nova Scotia 5 .650 02/01/34 798,300
750,000 Bank of Nova Scotia 4 .588 05/04/37 725,803
2,000,000 Barclays plc 2 .279 11/24/27 1,955,525
700,000 Barclays plc 4 .337 01/10/28 700,102
1,500,000 Barclays plc 4 .972 05/16/29 1,522,317
1,500,000 Barclays plc 6 .490 09/13/29 1,588,725
2,000,000 Barclays plc 4 .476 11/11/29 2,003,533
3,000,000 Barclays plc 5 .690 03/12/30 3,116,994
1,000,000 Barclays plc 5 .088 06/20/30 1,013,410
1,850,000 Barclays plc 4 .942 09/10/30 1,877,498
1,175,000 Barclays plc 5 .367 02/25/31 1,211,604
2,000,000 Barclays plc 2 .645 06/24/31 1,839,498
1,500,000 Barclays plc 2 .667 03/10/32 1,357,502
2,000,000 Barclays plc 2 .894 11/24/32 1,802,461
1,300,000 Barclays plc 5 .746 08/09/33 1,366,589
2,500,000 Barclays plc 7 .437 11/02/33 2,868,560
3,000,000 Barclays plc 6 .224 05/09/34 3,227,337
1,000,000 Barclays plc 7 .119 06/27/34 1,117,921
950,000 Barclays plc 6 .692 09/13/34 1,051,084
1,000,000 Barclays plc 5 .335 09/10/35 1,014,437
1,750,000 Barclays plc 3 .564 09/23/35 1,636,209
1,500,000 Barclays plc 5 .785 02/25/36 1,565,422
1,000,000 Barclays plc 3 .811 03/10/42 806,729

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 775,000 Barclays plc 5 .250% 08/17/45 $ 745,651
3,000,000 Barclays plc 5 .860 08/11/46 3,082,312
1,200,000 Barclays plc 6 .036 03/12/55 1,267,658
300,000 BPCE S.A. 3 .375 12/02/26 297,665
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 699,708
1,000,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 992,302
1,500,000 Canadian Imperial Bank of Commerce 5 .001 04/28/28 1,534,398
1,000,000 Canadian Imperial Bank of Commerce 4 .243 09/08/28 1,001,708
1,500,000 Canadian Imperial Bank of Commerce 5 .986 10/03/28 1,575,266
1,000,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 1,015,510
1,000,000 (a) Canadian Imperial Bank of Commerce 5 .260 04/08/29 1,035,113
1,000,000 (a) Canadian Imperial Bank of Commerce 4 .631 09/11/30 1,011,426
1,000,000 Canadian Imperial Bank of Commerce 5 .245 01/13/31 1,032,597
1,000,000 Canadian Imperial Bank of Commerce 4 .580 09/08/31 1,003,285
1,500,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,424,898
350,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 380,851
2,000,000 CitiBank NA 5 .488 12/04/26 2,031,684
2,000,000 CitiBank NA 5 .803 09/29/28 2,097,811
4,000,000 CitiBank NA 4 .914 05/29/30 4,109,728
650,000 CitiBank NA 5 .570 04/30/34 688,864
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,101,746
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,506,105
3,000,000 Citigroup, Inc 3 .070 02/24/28 2,953,973
3,000,000 Citigroup, Inc 4 .658 05/24/28 3,022,560
1,000,000 Citigroup, Inc 3 .668 07/24/28 991,177
2,025,000 Citigroup, Inc 4 .125 07/25/28 2,022,992
1,000,000 Citigroup, Inc 4 .786 03/04/29 1,012,880
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,990,314
2,000,000 Citigroup, Inc 5 .174 02/13/30 2,051,631
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,728,786
2,550,000 Citigroup, Inc 4 .542 09/19/30 2,561,866
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,647,883
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,196,293
2,000,000 Citigroup, Inc 4 .952 05/07/31 2,038,003
6,000,000 Citigroup, Inc 2 .572 06/03/31 5,520,532
2,400,000 Citigroup, Inc 4 .503 09/11/31 2,401,297
5,000,000 Citigroup, Inc 2 .561 05/01/32 4,506,495
175,000 Citigroup, Inc 6 .625 06/15/32 194,116
875,000 Citigroup, Inc 2 .520 11/03/32 777,328
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,641,522
1,000,000 Citigroup, Inc 3 .785 03/17/33 949,983
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,796,449
3,000,000 Citigroup, Inc 6 .270 11/17/33 3,274,097
425,000 Citigroup, Inc 6 .174 05/25/34 452,206
2,000,000 Citigroup, Inc 5 .592 11/19/34 2,046,586
2,000,000 Citigroup, Inc 5 .827 02/13/35 2,074,303
8,000,000 Citigroup, Inc 5 .449 06/11/35 8,295,824
6,125,000 Citigroup, Inc 6 .020 01/24/36 6,416,458
4,000,000 Citigroup, Inc 5 .333 03/27/36 4,088,807
1,725,000 Citigroup, Inc 5 .174 09/11/36 1,742,505
750,000 Citigroup, Inc 3 .878 01/24/39 659,964
325,000 Citigroup, Inc 8 .125 07/15/39 416,655
2,000,000 Citigroup, Inc 5 .411 09/19/39 2,006,779
350,000 Citigroup, Inc 5 .875 01/30/42 371,059
500,000 Citigroup, Inc 2 .904 11/03/42 366,440
400,000 Citigroup, Inc 6 .675 09/13/43 451,819
125,000 Citigroup, Inc 5 .300 05/06/44 121,956
675,000 Citigroup, Inc 4 .650 07/30/45 610,217
1,075,000 Citigroup, Inc 4 .750 05/18/46 955,218
2,075,000 Citigroup, Inc 4 .650 07/23/48 1,851,016
2,000,000 Citigroup, Inc 5 .612 03/04/56 2,019,519
500,000 Citizens Bank NA 4 .575 08/09/28 502,917

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 550,000 Citizens Financial Group, Inc 5 .841% 01/23/30 $ 573,256
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 183,521
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 426,028
1,000,000 Citizens Financial Group, Inc 5 .253 03/05/31 1,024,872
1,000,000 Citizens Financial Group, Inc 5 .718 07/23/32 1,044,138
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 726,205
500,000 Citizens Financial Group, Inc 6 .645 04/25/35 550,155
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 504,635
1,000,000 Comerica Bank 5 .332 08/25/33 999,263
550,000 Comerica, Inc 4 .000 02/01/29 543,061
1,000,000 Comerica, Inc 5 .982 01/30/30 1,040,646
1,000,000 Commonwealth Bank of Australia 4 .577 11/27/26 1,007,310
1,000,000 Commonwealth Bank of Australia 4 .423 03/14/28 1,011,827
1,000,000 (b) Commonwealth Bank of Australia 4 .150 10/01/30 999,675
1,000,000 Cooperatieve Rabobank UA 5 .500 10/05/26 1,015,763
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,523,613
1,000,000 Cooperatieve Rabobank UA 4 .883 01/21/28 1,022,304
1,000,000 Cooperatieve Rabobank UA 4 .800 01/09/29 1,022,814
1,500,000 Cooperatieve Rabobank UA 4 .494 10/17/29 1,527,403
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 553,499
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,428,242
600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 572,765
1,350,000 Credit Suisse AG. 5 .000 07/09/27 1,372,717
2,000,000 Credit Suisse AG. 7 .500 02/15/28 2,153,307
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 1,027,028
2,000,000 Deutsche Bank AG. 5 .706 02/08/28 2,036,337
1,000,000 Deutsche Bank AG. 5 .373 01/10/29 1,021,497
2,500,000 Deutsche Bank AG. 5 .414 05/10/29 2,603,265
350,000 Deutsche Bank AG. 6 .819 11/20/29 374,381
650,000 Deutsche Bank AG. 4 .999 09/11/30 659,308
3,000,000 Deutsche Bank AG. 5 .297 05/09/31 3,073,090
1,000,000 Deutsche Bank AG. 4 .950 08/04/31 1,009,457
825,000 Deutsche Bank AG. 3 .547 09/18/31 782,087
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 937,795
1,500,000 (a) Deutsche Bank AG. 5 .403 09/11/35 1,529,557
300,000 Fifth Third Bancorp 2 .550 05/05/27 292,928
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 971,856
500,000 Fifth Third Bancorp 3 .950 03/14/28 498,194
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 996,468
1,000,000 Fifth Third Bancorp 6 .361 10/27/28 1,042,738
200,000 Fifth Third Bancorp 6 .339 07/27/29 210,733
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 1,011,242
1,000,000 Fifth Third Bancorp 4 .895 09/06/30 1,016,182
2,300,000 Fifth Third Bancorp 5 .631 01/29/32 2,411,206
140,000 Fifth Third Bancorp 8 .250 03/01/38 173,214
1,000,000 Fifth Third Bank NA 2 .250 02/01/27 975,468
1,000,000 Fifth Third Bank NA 4 .967 01/28/28 1,010,095
1,000,000 First Citizens BancShares, Inc 5 .231 03/12/31 1,014,807
750,000 First Citizens BancShares, Inc 5 .600 09/05/35 748,018
500,000 First Citizens BancShares, Inc 6 .254 03/12/40 506,536
500,000 First Horizon Bank 5 .750 05/01/30 515,852
500,000 First Horizon Corp 5 .514 03/07/31 514,684
1,000,000 FNB Corp 5 .722 12/11/30 1,015,446
33,000 HSBC Bank USA NA 7 .000 01/15/39 38,913
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,914,052
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,512,502
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,525,620
3,000,000 HSBC Holdings plc 2 .013 09/22/28 2,874,069
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,672,749
2,000,000 HSBC Holdings plc 4 .899 03/03/29 2,029,042
975,000 HSBC Holdings plc 6 .161 03/09/29 1,016,837
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,517,685

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,600,000 HSBC Holdings plc 2 .206% 08/17/29 $ 1,510,302
2,000,000 HSBC Holdings plc 5 .546 03/04/30 2,075,206
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,939,443
1,500,000 HSBC Holdings plc 5 .286 11/19/30 1,547,256
1,450,000 HSBC Holdings plc 5 .130 03/03/31 1,485,006
950,000 HSBC Holdings plc 5 .240 05/13/31 977,598
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,789,406
750,000 HSBC Holdings plc 2 .357 08/18/31 678,815
5,000,000 HSBC Holdings plc 5 .733 05/17/32 5,260,237
2,350,000 HSBC Holdings plc 2 .804 05/24/32 2,130,038
3,500,000 HSBC Holdings plc 2 .871 11/22/32 3,154,672
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,492,922
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,894,041
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,345,513
2,000,000 HSBC Holdings plc 6 .254 03/09/34 2,178,225
2,000,000 HSBC Holdings plc 6 .547 06/20/34 2,158,826
3,000,000 HSBC Holdings plc 7 .399 11/13/34 3,414,276
1,500,000 HSBC Holdings plc 5 .719 03/04/35 1,582,662
2,000,000 HSBC Holdings plc 5 .874 11/18/35 2,066,773
1,500,000 HSBC Holdings plc 5 .450 03/03/36 1,547,940
300,000 HSBC Holdings plc 6 .500 05/02/36 324,061
2,950,000 HSBC Holdings plc 5 .790 05/13/36 3,112,306
2,450,000 HSBC Holdings plc 5 .741 09/10/36 2,499,762
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,900,222
200,000 HSBC Holdings plc 6 .800 06/01/38 222,973
550,000 HSBC Holdings plc 6 .100 01/14/42 598,629
1,000,000 HSBC Holdings plc 6 .332 03/09/44 1,099,855
1,175,000 HSBC Holdings plc 5 .250 03/14/44 1,146,526
2,000,000 HSBC USA, Inc 4 .650 06/03/28 2,028,282
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 1,004,366
675,000 Huntington Bancshares, Inc 6 .208 08/21/29 710,395
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 925,892
1,000,000 Huntington Bancshares, Inc 5 .272 01/15/31 1,030,668
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 503,399
1,000,000 Huntington Bancshares, Inc 5 .709 02/02/35 1,042,275
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 427,984
225,000 Huntington Bancshares, Inc 6 .141 11/18/39 234,138
1,000,000 Huntington National Bank 4 .871 04/12/28 1,010,635
1,000,000 Huntington National Bank 4 .552 05/17/28 1,006,094
1,500,000 Huntington National Bank 5 .650 01/10/30 1,569,115
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,704,884
1,250,000 ING Groep NV 3 .950 03/29/27 1,244,748
600,000 ING Groep NV 4 .017 03/28/28 598,212
1,500,000 ING Groep NV 4 .550 10/02/28 1,514,738
1,325,000 ING Groep NV 4 .050 04/09/29 1,315,009
2,000,000 ING Groep NV 5 .335 03/19/30 2,063,811
1,000,000 ING Groep NV 5 .066 03/25/31 1,024,232
475,000 ING Groep NV 2 .727 04/01/32 434,584
300,000 ING Groep NV 4 .252 03/28/33 293,707
200,000 ING Groep NV 6 .114 09/11/34 216,327
2,000,000 ING Groep NV 5 .550 03/19/35 2,077,706
1,000,000 ING Groep NV 5 .525 03/25/36 1,037,380
2,000,000 (a) Inter-American Development Bank 4 .500 02/15/30 2,059,284
2,000,000 Inter-American Development Bank 3 .750 06/14/30 1,997,519
3,000,000 Inter-American Development Bank 3 .625 09/17/31 2,954,653
5,000,000 Inter-American Development Bank 4 .375 07/16/35 5,062,301
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 990,574
1,350,000 JPMorgan Chase & Co 4 .125 12/15/26 1,350,780
250,000 JPMorgan Chase & Co 4 .250 10/01/27 251,677
325,000 JPMorgan Chase & Co 3 .625 12/01/27 322,427
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,368,913
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 984,306

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 925,000 JPMorgan Chase & Co 5 .571% 04/22/28 $ 945,203
3,000,000 JPMorgan Chase & Co 4 .323 04/26/28 3,007,412
425,000 JPMorgan Chase & Co 3 .540 05/01/28 421,286
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,815,829
2,000,000 JPMorgan Chase & Co 4 .979 07/22/28 2,030,469
1,000,000 JPMorgan Chase & Co 4 .851 07/25/28 1,013,222
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 2,017,088
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,846,639
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 2,053,965
3,000,000 JPMorgan Chase & Co 5 .299 07/24/29 3,090,991
2,500,000 JPMorgan Chase & Co 6 .087 10/23/29 2,638,187
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,764,482
5,000,000 JPMorgan Chase & Co 5 .012 01/23/30 5,122,253
2,825,000 JPMorgan Chase & Co 5 .581 04/22/30 2,950,675
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,422,599
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,516,897
4,000,000 JPMorgan Chase & Co 4 .995 07/22/30 4,102,973
2,675,000 JPMorgan Chase & Co 4 .603 10/22/30 2,706,275
2,925,000 JPMorgan Chase & Co 5 .140 01/24/31 3,020,738
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,855,060
1,175,000 JPMorgan Chase & Co 5 .103 04/22/31 1,213,916
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,336,470
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 4,414,403
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,988,927
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,726,441
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,690,761
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 5,489,063
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 2,006,227
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 2,039,414
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 4,230,104
8,825,000 JPMorgan Chase & Co 5 .350 06/01/34 9,195,273
2,500,000 JPMorgan Chase & Co 6 .254 10/23/34 2,754,812
6,000,000 JPMorgan Chase & Co 5 .336 01/23/35 6,236,254
3,025,000 JPMorgan Chase & Co 5 .766 04/22/35 3,222,796
5,675,000 JPMorgan Chase & Co 5 .294 07/22/35 5,861,566
1,300,000 JPMorgan Chase & Co 4 .946 10/22/35 1,311,043
1,450,000 JPMorgan Chase & Co 5 .502 01/24/36 1,517,004
1,275,000 JPMorgan Chase & Co 5 .572 04/22/36 1,343,882
6,425,000 JPMorgan Chase & Co 5 .576 07/23/36 6,660,682
958,000 JPMorgan Chase & Co 5 .500 10/15/40 992,756
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,571,733
2,500,000 JPMorgan Chase & Co 2 .525 11/19/41 1,809,427
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 1,949,961
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 1,033,234
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,695,237
2,000,000 JPMorgan Chase & Co 5 .534 11/29/45 2,056,754
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,763,137
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 828,758
2,500,000 JPMorgan Chase & Co 3 .964 11/15/48 2,042,865
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,410,979
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,382,826
1,500,000 JPMorgan Chase & Co 3 .328 04/22/52 1,079,147
2,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 2,025,166
500,000 KeyBank NA 5 .850 11/15/27 515,842
250,000 KeyBank NA 3 .900 04/13/29 244,585
1,500,000 KeyBank NA 4 .900 08/08/32 1,489,122
625,000 KeyBank NA 5 .000 01/26/33 629,027
500,000 KeyCorp 4 .100 04/30/28 499,295
1,000,000 KeyCorp 2 .550 10/01/29 937,018
1,000,000 (a) KeyCorp 5 .121 04/04/31 1,026,792
300,000 KeyCorp 4 .789 06/01/33 298,985
1,500,000 KeyCorp 6 .401 03/06/35 1,627,802

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 4,015,000 Kreditanstalt fuer Wiederaufbau 4 .000% 06/28/27 $ 4,037,165
3,455,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 3,444,522
4,825,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,852,097
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 2,988,168
1,950,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 1,969,720
3,495,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 3,621,706
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 3,013,916
1,000,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 1,029,878
500,000 Lloyds Banking Group plc 3 .750 01/11/27 498,054
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 993,206
500,000 Lloyds Banking Group plc 4 .375 03/22/28 501,874
700,000 Lloyds Banking Group plc 4 .550 08/16/28 707,098
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,801,036
2,000,000 Lloyds Banking Group plc 5 .087 11/26/28 2,035,614
500,000 Lloyds Banking Group plc 5 .871 03/06/29 518,638
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,013,959
1,500,000 Lloyds Banking Group plc 5 .721 06/05/30 1,568,790
1,250,000 (a) Lloyds Banking Group plc 4 .976 08/11/33 1,267,324
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,746,644
4,500,000 Lloyds Banking Group plc 5 .679 01/05/35 4,717,358
1,500,000 Lloyds Banking Group plc 5 .590 11/26/35 1,559,033
250,000 Lloyds Banking Group plc 6 .068 06/13/36 262,426
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,267,376
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,012,383
1,000,000 M&T Bank Corp 7 .413 10/30/29 1,086,316
500,000 M&T Bank Corp 5 .179 07/08/31 512,053
1,000,000 M&T Bank Corp 6 .082 03/13/32 1,062,632
1,500,000 M&T Bank Corp 5 .053 01/27/34 1,503,835
500,000 M&T Bank Corp 5 .400 07/30/35 503,801
1,500,000 M&T Bank Corp 5 .385 01/16/36 1,520,696
1,000,000 Manufacturers & Traders Trust Co 4 .700 01/27/28 1,013,372
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 647,045
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 691,275
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 730,436
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 976,842
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 998,925
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,015,052
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 300,287
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,022,215
1,250,000 Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,233,850
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .242 04/19/29 1,027,008
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 963,250
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,394,847
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .258 04/17/30 1,031,422
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 1,128,304
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .197 01/16/31 1,030,826
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .475 02/22/31 2,604,639
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .159 04/24/31 1,030,412
2,000,000 Mitsubishi UFJ Financial Group, Inc 4 .527 09/12/31 2,007,615
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,505,635
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 445,579
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 904,252
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 982,781
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 1,028,472
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 1,049,408
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .441 02/22/34 1,047,255
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .406 04/19/34 1,047,096
1,050,000 Mitsubishi UFJ Financial Group, Inc 5 .426 04/17/35 1,092,670
500,000 Mitsubishi UFJ Financial Group, Inc 5 .574 01/16/36 524,230
500,000 Mitsubishi UFJ Financial Group, Inc 5 .615 04/24/36 524,534
1,350,000 Mitsubishi UFJ Financial Group, Inc 5 .188 09/12/36 1,371,751
300,000 Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 285,299

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 500,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .153% 03/07/39 $ 468,127
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,251,332
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 198,917
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 725,202
1,000,000 Mizuho Financial Group, Inc 5 .667 05/27/29 1,037,405
500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 521,063
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 625,731
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 964,046
1,500,000 Mizuho Financial Group, Inc 5 .376 05/26/30 1,549,934
1,000,000 Mizuho Financial Group, Inc 5 .382 07/10/30 1,034,857
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 958,328
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 473,278
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 461,505
1,000,000 Mizuho Financial Group, Inc 5 .739 05/27/31 1,054,317
1,000,000 Mizuho Financial Group, Inc 4 .711 07/08/31 1,011,771
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 903,130
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 890,729
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 619,805
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 880,836
500,000 Mizuho Financial Group, Inc 2 .260 07/09/32 441,350
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 1,058,606
1,000,000 Mizuho Financial Group, Inc 5 .754 05/27/34 1,062,772
1,500,000 Mizuho Financial Group, Inc 5 .748 07/06/34 1,593,779
1,000,000 Mizuho Financial Group, Inc 5 .579 05/26/35 1,046,613
500,000 Mizuho Financial Group, Inc 5 .422 05/13/36 517,616
1,000,000 Mizuho Financial Group, Inc 5 .323 07/08/36 1,027,934
2,000,000 Morgan Stanley Bank NA 4 .447 10/15/27 2,004,781
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,514,786
1,125,000 Morgan Stanley Bank NA 5 .504 05/26/28 1,149,795
2,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 2,029,567
2,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 2,035,829
2,250,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 2,283,600
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 999,838
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,019,339
1,500,000 National Australia Bank Ltd 4 .900 06/13/28 1,536,370
1,000,000 National Australia Bank Ltd 4 .787 01/10/29 1,021,098
1,000,000 National Australia Bank Ltd 4 .901 01/14/30 1,031,755
2,000,000 National Australia Bank Ltd 4 .534 06/13/30 2,033,333
1,500,000 National Bank of Canada 5 .600 12/18/28 1,564,756
2,000,000 National Bank of Canada 4 .500 10/10/29 2,017,538
300,000 NatWest Group plc 3 .073 05/22/28 294,735
700,000 NatWest Group plc 5 .516 09/30/28 717,385
1,000,000 NatWest Group plc 4 .892 05/18/29 1,015,714
1,000,000 NatWest Group plc 5 .808 09/13/29 1,042,661
3,000,000 NatWest Group plc 5 .076 01/27/30 3,064,012
1,500,000 NatWest Group plc 4 .445 05/08/30 1,503,653
2,000,000 NatWest Group plc 4 .964 08/15/30 2,036,865
1,000,000 NatWest Group plc 5 .115 05/23/31 1,025,386
500,000 NatWest Group plc 6 .016 03/02/34 536,642
1,000,000 NatWest Group plc 6 .475 06/01/34 1,051,877
500,000 NatWest Group plc 5 .778 03/01/35 527,267
800,000 NatWest Group plc 3 .032 11/28/35 731,694
4,470,000 Nordic Investment Bank 3 .750 08/28/28 4,480,921
500,000 Nordic Investment Bank 3 .750 05/09/30 499,688
2,000,000 Oesterreichische Kontrollbank AG. 4 .250 03/01/28 2,024,959
800,000 Oesterreichische Kontrollbank AG. 4 .125 01/18/29 809,469
3,000,000 Oesterreichische Kontrollbank AG. 3 .750 09/05/29 2,998,075
1,000,000 Oesterreichische Kontrollbank AG. 4 .500 01/24/30 1,027,860
3,000,000 Oesterreichische Kontrollbank AG. 3 .750 09/10/30 2,992,549
903,000 PNC Bank NA 4 .050 07/26/28 900,729
475,000 PNC Bank NA 2 .700 10/22/29 446,897
300,000 PNC Financial Services Group, Inc 3 .150 05/19/27 296,066

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 PNC Financial Services Group, Inc 5 .300% 01/21/28 $ 1,014,822
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,538,397
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,542,067
2,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 2,072,464
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,869,241
1,500,000 PNC Financial Services Group, Inc 5 .492 05/14/30 1,561,206
2,000,000 PNC Financial Services Group, Inc 5 .222 01/29/31 2,066,443
2,000,000 PNC Financial Services Group, Inc 4 .812 10/21/32 2,027,512
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 744,302
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 1,079,028
900,000 PNC Financial Services Group, Inc 5 .068 01/24/34 918,326
1,500,000 PNC Financial Services Group, Inc 5 .939 08/18/34 1,608,962
3,500,000 PNC Financial Services Group, Inc 6 .875 10/20/34 3,965,335
1,000,000 PNC Financial Services Group, Inc 5 .676 01/22/35 1,054,536
1,000,000 PNC Financial Services Group, Inc 5 .401 07/23/35 1,035,140
650,000 PNC Financial Services Group, Inc 5 .575 01/29/36 678,211
700,000 PNC Financial Services Group, Inc 5 .373 07/21/36 720,348
300,000 Regions Bank 6 .450 06/26/37 328,829
1,000,000 Regions Financial Corp 1 .800 08/12/28 937,268
1,000,000 Regions Financial Corp 5 .722 06/06/30 1,042,228
1,000,000 Regions Financial Corp 5 .502 09/06/35 1,028,069
1,000,000 Royal Bank of Canada 3 .625 05/04/27 995,728
1,000,000 Royal Bank of Canada 4 .240 08/03/27 1,005,763
1,500,000 Royal Bank of Canada 6 .000 11/01/27 1,559,637
1,500,000 Royal Bank of Canada 4 .900 01/12/28 1,530,600
2,000,000 Royal Bank of Canada 5 .200 08/01/28 2,062,452
4,000,000 Royal Bank of Canada 4 .965 01/24/29 4,068,641
1,000,000 Royal Bank of Canada 4 .950 02/01/29 1,027,682
1,000,000 Royal Bank of Canada 4 .498 08/06/29 1,007,778
1,000,000 Royal Bank of Canada 4 .969 08/02/30 1,023,266
2,000,000 Royal Bank of Canada 4 .650 10/18/30 2,022,943
2,500,000 Royal Bank of Canada 5 .153 02/04/31 2,575,596
1,000,000 (a) Royal Bank of Canada 4 .970 05/02/31 1,023,980
1,000,000 Royal Bank of Canada 4 .696 08/06/31 1,013,091
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,430,992
500,000 Royal Bank of Canada 3 .875 05/04/32 485,147
1,000,000 Royal Bank of Canada 5 .000 02/01/33 1,032,799
750,000 Royal Bank of Canada 5 .000 05/02/33 772,138
750,000 (a) Royal Bank of Canada 5 .150 02/01/34 781,353
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,831,764
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 651,783
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,951,523
1,000,000 Santander Holdings USA, Inc 6 .499 03/09/29 1,043,352
1,000,000 Santander Holdings USA, Inc 6 .565 06/12/29 1,048,181
750,000 Santander Holdings USA, Inc 6 .174 01/09/30 781,216
1,000,000 Santander Holdings USA, Inc 5 .353 09/06/30 1,019,762
1,000,000 Santander Holdings USA, Inc 5 .741 03/20/31 1,032,376
1,000,000 Santander Holdings USA, Inc 6 .342 05/31/35 1,065,766
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,953,434
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 494,945
1,000,000 Santander UK Group Holdings plc 6 .534 01/10/29 1,046,620
1,000,000 Santander UK Group Holdings plc 4 .858 09/11/30 1,011,365
1,000,000 Santander UK Group Holdings plc 5 .694 04/15/31 1,043,288
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 685,593
350,000 Santander UK Group Holdings plc 5 .136 09/22/36 346,737
500,000 Simmons First National Corp 6 .250 10/01/35 502,102
1,000,000 SOUTHSTATE BANK CORP 7 .000 06/13/35 1,039,031
1,000,000 State Street Corp 4 .330 10/22/27 1,009,136
1,000,000 State Street Corp 4 .536 02/28/28 1,012,826
1,000,000 State Street Corp 4 .675 10/22/32 1,012,883
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,031,689
75,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 74,200

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 750,000 Sumitomo Mitsui Financial Group, Inc 3 .944% 07/19/28 $ 748,396
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .716 09/14/28 1,044,309
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,408,224
500,000 Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 503,559
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,422,192
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .316 07/09/29 1,035,986
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,434,128
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 944,410
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .710 01/13/30 2,109,002
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,407,066
2,500,000 Sumitomo Mitsui Financial Group, Inc 5 .240 04/15/30 2,590,141
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,358,302
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .852 07/13/30 2,130,814
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 872,098
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .660 07/08/31 1,011,092
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .424 07/09/31 1,047,655
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,323,606
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .454 01/15/32 1,046,239
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .766 01/13/33 1,068,580
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .954 07/08/33 1,017,776
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .776 07/13/33 1,069,122
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .808 09/14/33 1,073,118
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .558 07/09/34 1,054,668
500,000 Sumitomo Mitsui Financial Group, Inc 5 .632 01/15/35 530,428
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .246 07/08/36 1,024,870
500,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 370,293
500,000 Sumitomo Mitsui Financial Group, Inc 6 .184 07/13/43 547,818
500,000 Sumitomo Mitsui Financial Group, Inc 5 .836 07/09/44 524,250
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .796 07/08/46 1,023,825
1,000,000 Synovus Bank 5 .625 02/15/28 1,020,956
350,000 Synovus Financial Corp 6 .168 11/01/30 363,119
825,000 Toronto-Dominion Bank 5 .264 12/11/26 836,266
1,000,000 Toronto-Dominion Bank 1 .950 01/12/27 975,576
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 983,395
1,000,000 Toronto-Dominion Bank 4 .108 06/08/27 1,001,462
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,519,381
1,000,000 Toronto-Dominion Bank 5 .156 01/10/28 1,023,778
1,000,000 Toronto-Dominion Bank 5 .523 07/17/28 1,037,956
1,500,000 Toronto-Dominion Bank 4 .994 04/05/29 1,540,324
1,000,000 Toronto-Dominion Bank 4 .783 12/17/29 1,022,192
1,000,000 Toronto-Dominion Bank 4 .808 06/03/30 1,021,841
1,500,000 (a) Toronto-Dominion Bank 2 .000 09/10/31 1,332,599
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 888,620
1,500,000 Toronto-Dominion Bank 5 .298 01/30/32 1,566,572
500,000 Toronto-Dominion Bank 3 .200 03/10/32 464,262
800,000 Toronto-Dominion Bank 4 .456 06/08/32 799,393
1,500,000 Toronto-Dominion Bank 5 .146 09/10/34 1,518,278
500,000 Truist Bank 3 .800 10/30/26 498,496
475,000 Truist Bank 2 .250 03/11/30 433,008
1,000,000 Truist Financial Corp 1 .125 08/03/27 948,499
750,000 Truist Financial Corp 4 .123 06/06/28 750,376
1,000,000 Truist Financial Corp 4 .873 01/26/29 1,015,045
500,000 Truist Financial Corp 3 .875 03/19/29 492,364
1,000,000 Truist Financial Corp 1 .887 06/07/29 942,384
550,000 Truist Financial Corp 7 .161 10/30/29 595,706
2,000,000 Truist Financial Corp 5 .435 01/24/30 2,069,408
1,000,000 Truist Financial Corp 5 .071 05/20/31 1,025,293
1,500,000 Truist Financial Corp 5 .153 08/05/32 1,543,740
1,000,000 Truist Financial Corp 4 .916 07/28/33 996,779
1,000,000 Truist Financial Corp 6 .123 10/28/33 1,077,413
100,000 Truist Financial Corp 5 .122 01/26/34 101,600
3,000,000 Truist Financial Corp 5 .867 06/08/34 3,178,577

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 2,000,000 Truist Financial Corp 5 .711% 01/24/35 $ 2,098,742
1,175,000 US Bancorp 3 .150 04/27/27 1,160,182
1,500,000 US Bancorp 6 .787 10/26/27 1,540,187
750,000 US Bancorp 3 .900 04/26/28 748,700
2,000,000 US Bancorp 4 .653 02/01/29 2,022,124
2,000,000 US Bancorp 5 .775 06/12/29 2,081,451
600,000 US Bancorp 3 .000 07/30/29 574,186
2,500,000 US Bancorp 1 .375 07/22/30 2,192,946
1,000,000 US Bancorp 4 .967 07/22/33 1,003,911
3,000,000 US Bancorp 5 .850 10/21/33 3,198,929
2,000,000 US Bancorp 5 .836 06/12/34 2,131,176
3,500,000 US Bancorp 5 .678 01/23/35 3,685,120
1,000,000 US Bancorp 2 .491 11/03/36 862,101
125,000 Wachovia Corp 5 .500 08/01/35 128,821
200,000 Webster Financial Corp 4 .100 03/25/29 195,625
225,000 Webster Financial Corp 5 .784 09/11/35 225,026
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,548,828
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,204,226
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,288,398
2,000,000 Wells Fargo & Co 5 .707 04/22/28 2,046,470
2,125,000 Wells Fargo & Co 3 .584 05/22/28 2,105,824
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,860,526
1,000,000 Wells Fargo & Co 4 .808 07/25/28 1,011,803
4,175,000 Wells Fargo & Co 4 .150 01/24/29 4,173,214
5,000,000 Wells Fargo & Co 4 .078 09/15/29 4,984,405
3,000,000 Wells Fargo & Co 5 .198 01/23/30 3,089,695
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,686,668
3,000,000 Wells Fargo & Co 5 .244 01/24/31 3,103,823
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,787,990
5,000,000 Wells Fargo & Co 4 .478 04/04/31 5,027,367
9,075,000 Wells Fargo & Co 5 .150 04/23/31 9,359,056
3,000,000 Wells Fargo & Co 3 .350 03/02/33 2,792,625
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,555,750
3,000,000 Wells Fargo & Co 5 .389 04/24/34 3,117,182
5,000,000 Wells Fargo & Co 5 .557 07/25/34 5,252,005
3,000,000 Wells Fargo & Co 6 .491 10/23/34 3,333,278
3,000,000 Wells Fargo & Co 5 .499 01/23/35 3,129,272
3,000,000 Wells Fargo & Co 5 .211 12/03/35 3,065,226
1,200,000 Wells Fargo & Co 5 .605 04/23/36 1,259,341
5,000,000 Wells Fargo & Co 4 .892 09/15/36 4,990,006
5,025,000 Wells Fargo & Co 3 .068 04/30/41 3,900,844
1,050,000 Wells Fargo & Co 5 .375 11/02/43 1,025,903
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,469,572
475,000 Wells Fargo & Co 4 .650 11/04/44 420,521
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,229,195
950,000 Wells Fargo & Co 4 .900 11/17/45 865,099
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,748,725
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,752,657
3,000,000 Wells Fargo & Co 5 .013 04/04/51 2,801,565
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,757,050
2,000,000 Wells Fargo Bank NA 5 .254 12/11/26 2,028,737
250,000 Wells Fargo Bank NA 6 .600 01/15/38 282,322
1,500,000 Westpac Banking Corp 4 .043 08/26/27 1,506,056
2,000,000 Westpac Banking Corp 5 .457 11/18/27 2,063,985
725,000 Westpac Banking Corp 3 .400 01/25/28 717,367
1,000,000 Westpac Banking Corp 5 .535 11/17/28 1,046,818
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,883,372
1,500,000 Westpac Banking Corp 5 .050 04/16/29 1,548,303
1,000,000 (a) Westpac Banking Corp 4 .354 07/01/30 1,008,895
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,350,010
600,000 Westpac Banking Corp 4 .322 11/23/31 598,251
1,000,000 Westpac Banking Corp 5 .405 08/10/33 1,032,031

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 2,000,000 Westpac Banking Corp 6 .820% 11/17/33 $ 2,238,467
600,000 Westpac Banking Corp 4 .110 07/24/34 587,566
2,350,000 Westpac Banking Corp 2 .668 11/15/35 2,108,832
1,500,000 Westpac Banking Corp 5 .618 11/20/35 1,546,699
500,000 Westpac Banking Corp 3 .020 11/18/36 445,946
900,000 Westpac Banking Corp 4 .421 07/24/39 833,465
225,000 Westpac Banking Corp 2 .963 11/16/40 172,225
400,000 Zions Bancorp NA 3 .250 10/29/29 375,689
TOTAL BANKS 1,140,943,789
CAPITAL GOODS - 1.2%
675,000 3M Co 2 .875 10/15/27 661,352
925,000 3M Co 3 .625 09/14/28 914,399
500,000 3M Co 3 .375 03/01/29 488,300
1,000,000 3M Co 2 .375 08/26/29 936,509
200,000 3M Co 3 .125 09/19/46 140,809
300,000 3M Co 3 .625 10/15/47 227,380
1,150,000 3M Co 4 .000 09/14/48 931,348
875,000 3M Co 3 .250 08/26/49 613,987
820,000 3M Co 3 .700 04/15/50 617,971
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 898,637
1,000,000 AGCO Corp 5 .800 03/21/34 1,039,515
1,000,000 Air Lease Corp 2 .200 01/15/27 972,724
200,000 Air Lease Corp 3 .625 12/01/27 196,947
1,000,000 Air Lease Corp 5 .850 12/15/27 1,030,009
500,000 Air Lease Corp 5 .300 02/01/28 509,033
300,000 Air Lease Corp 4 .625 10/01/28 301,384
1,500,000 Air Lease Corp 5 .100 03/01/29 1,522,943
500,000 Air Lease Corp 3 .250 10/01/29 474,820
750,000 Air Lease Corp 3 .000 02/01/30 698,415
500,000 Air Lease Corp 3 .125 12/01/30 462,254
1,000,000 Air Lease Corp 5 .200 07/15/31 1,018,637
500,000 Allegion plc 3 .500 10/01/29 483,638
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 197,493
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 522,068
350,000 Allegion US Holding Co, Inc 5 .600 05/29/34 365,304
1,000,000 Applied Materials, Inc 4 .000 01/15/31 990,114
1,000,000 Applied Materials, Inc 4 .600 01/15/36 989,647
500,000 Boeing Co 2 .700 02/01/27 489,809
250,000 Boeing Co 2 .800 03/01/27 244,950
1,900,000 Boeing Co 5 .040 05/01/27 1,920,354
500,000 Boeing Co 3 .250 03/01/28 488,123
125,000 Boeing Co 3 .450 11/01/28 122,224
600,000 Boeing Co 3 .200 03/01/29 578,951
750,000 Boeing Co 2 .950 02/01/30 706,117
1,600,000 Boeing Co 5 .150 05/01/30 1,641,849
1,000,000 Boeing Co 3 .625 02/01/31 957,796
300,000 Boeing Co 3 .600 05/01/34 271,354
2,000,000 Boeing Co 6 .528 05/01/34 2,210,932
425,000 Boeing Co 3 .250 02/01/35 368,834
500,000 Boeing Co 3 .550 03/01/38 413,254
600,000 Boeing Co 3 .500 03/01/39 485,732
350,000 Boeing Co 5 .875 02/15/40 361,482
5,500,000 Boeing Co 5 .705 05/01/40 5,612,102
300,000 Boeing Co 3 .375 06/15/46 213,724
250,000 Boeing Co 3 .650 03/01/47 182,668
100,000 Boeing Co 3 .625 03/01/48 72,265
100,000 Boeing Co 3 .850 11/01/48 74,448
5,000,000 Boeing Co 5 .805 05/01/50 4,995,319
125,000 Boeing Co 3 .825 03/01/59 88,410
750,000 Boeing Co 3 .950 08/01/59 538,844
5,500,000 Boeing Co 5 .930 05/01/60 5,494,473
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 936,962

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,000,000 Carlisle Cos, Inc 2 .200% 03/01/32 $ 864,417
125,000 Carlisle Cos, Inc 5 .250 09/15/35 126,513
150,000 Carlisle Cos, Inc 5 .550 09/15/40 151,839
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,413,325
1,100,000 Carrier Global Corp 2 .722 02/15/30 1,030,904
150,000 Carrier Global Corp 2 .700 02/15/31 137,684
104,000 Carrier Global Corp 5 .900 03/15/34 111,597
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,614,646
305,000 Carrier Global Corp 3 .577 04/05/50 227,461
112,000 Carrier Global Corp 6 .200 03/15/54 121,444
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 995,777
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,010,602
1,000,000 Caterpillar Financial Services Corp 4 .100 08/15/28 1,004,489
2,000,000 Caterpillar Financial Services Corp 4 .850 02/27/29 2,053,700
2,000,000 (a) Caterpillar Financial Services Corp 4 .375 08/16/29 2,027,556
1,500,000 Caterpillar Financial Services Corp 4 .700 11/15/29 1,536,400
1,500,000 Caterpillar Financial Services Corp 4 .800 01/08/30 1,546,474
500,000 Caterpillar, Inc 2 .600 09/19/29 474,577
1,000,000 Caterpillar, Inc 1 .900 03/12/31 894,519
750,000 Caterpillar, Inc 5 .200 05/15/35 775,957
225,000 Caterpillar, Inc 5 .200 05/27/41 227,070
2,363,000 Caterpillar, Inc 3 .803 08/15/42 1,995,913
300,000 Caterpillar, Inc 4 .300 05/15/44 266,002
750,000 Caterpillar, Inc 3 .250 09/19/49 540,976
750,000 Caterpillar, Inc 3 .250 04/09/50 540,080
750,000 Caterpillar, Inc 5 .500 05/15/55 765,930
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 505,574
1,000,000 CNH Industrial Capital LLC 4 .550 04/10/28 1,007,698
1,000,000 CNH Industrial Capital LLC 5 .100 04/20/29 1,023,960
1,000,000 CNH Industrial Capital LLC 4 .500 10/16/30 997,909
500,000 CNH Industrial NV 3 .850 11/15/27 497,497
1,000,000 Cummins, Inc 4 .900 02/20/29 1,029,011
1,000,000 Cummins, Inc 1 .500 09/01/30 884,780
500,000 Cummins, Inc 4 .700 02/15/31 509,048
1,000,000 Cummins, Inc 5 .150 02/20/34 1,034,955
500,000 Cummins, Inc 5 .300 05/09/35 516,202
200,000 Cummins, Inc 4 .875 10/01/43 192,856
750,000 Cummins, Inc 2 .600 09/01/50 462,664
500,000 Cummins, Inc 5 .450 02/20/54 498,442
218,000 Deere & Co 5 .375 10/16/29 228,760
500,000 Deere & Co 5 .450 01/16/35 526,308
500,000 Deere & Co 2 .875 09/07/49 339,365
75,000 Deere & Co 5 .700 01/19/55 78,883
100,000 Dover Corp 2 .950 11/04/29 95,105
100,000 Dover Corp 5 .375 03/01/41 99,922
200,000 Eaton Corp 3 .103 09/15/27 197,384
1,000,000 Eaton Corp 4 .350 05/18/28 1,011,467
150,000 Eaton Corp 4 .000 11/02/32 146,817
1,250,000 Eaton Corp 4 .150 03/15/33 1,230,756
925,000 Eaton Corp 4 .150 11/02/42 817,440
200,000 Eaton Corp 3 .915 09/15/47 163,198
1,250,000 Eaton Corp 4 .700 08/23/52 1,143,510
435,000 Embraer Netherlands Finance BV 5 .980 02/11/35 461,483
1,000,000 Emerson Electric Co 0 .875 10/15/26 969,453
500,000 Emerson Electric Co 1 .800 10/15/27 479,861
500,000 Emerson Electric Co 2 .000 12/21/28 470,400
750,000 Emerson Electric Co 1 .950 10/15/30 675,511
500,000 Emerson Electric Co 2 .200 12/21/31 443,312
625,000 Emerson Electric Co 5 .000 03/15/35 640,752
200,000 Emerson Electric Co 5 .250 11/15/39 203,730
500,000 Emerson Electric Co 2 .750 10/15/50 325,022
500,000 Emerson Electric Co 2 .800 12/21/51 321,183

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,000,000 Ferguson Enterprises, Inc 4 .350% 03/15/31 $ 993,410
375,000 Ferguson Enterprises, Inc 5 .000 10/03/34 377,571
500,000 Flowserve Corp 3 .500 10/01/30 476,523
1,000,000 Flowserve Corp 2 .800 01/15/32 885,348
250,000 Fortive Corp 4 .300 06/15/46 209,958
500,000 Fortune Brands Innovations, Inc 4 .000 03/25/32 476,403
1,000,000 Fortune Brands Innovations, Inc 5 .875 06/01/33 1,060,255
500,000 Fortune Brands Innovations, Inc 4 .500 03/25/52 411,133
200,000 GATX Corp 3 .500 03/15/28 196,400
200,000 GATX Corp 4 .550 11/07/28 201,131
425,000 GATX Corp 4 .700 04/01/29 430,342
500,000 GATX Corp 4 .000 06/30/30 491,624
1,000,000 GATX Corp 1 .900 06/01/31 872,902
500,000 GATX Corp 4 .900 03/15/33 502,751
750,000 GATX Corp 5 .450 09/15/33 772,771
700,000 GATX Corp 6 .050 03/15/34 749,759
500,000 GATX Corp 5 .500 06/15/35 515,878
225,000 GATX Corp 5 .200 03/15/44 214,102
750,000 GATX Corp 6 .050 06/05/54 779,382
900,000 General Dynamics Corp 2 .250 06/01/31 812,973
475,000 General Dynamics Corp 4 .950 08/15/35 483,872
1,000,000 General Dynamics Corp 2 .850 06/01/41 749,410
225,000 General Dynamics Corp 3 .600 11/15/42 184,080
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,675,393
1,000,000 General Electric Co 4 .300 07/29/30 1,005,940
5,000,000 General Electric Co 4 .900 01/29/36 5,069,663
750,000 HEICO Corp 5 .250 08/01/28 769,728
750,000 HEICO Corp 5 .350 08/01/33 778,058
350,000 Hexcel Corp 5 .875 02/26/35 365,969
950,000 Honeywell International, Inc 2 .500 11/01/26 934,721
750,000 Honeywell International, Inc 4 .950 02/15/28 766,803
1,000,000 Honeywell International, Inc 4 .875 09/01/29 1,028,258
1,000,000 Honeywell International, Inc 4 .700 02/01/30 1,019,389
950,000 Honeywell International, Inc 1 .950 06/01/30 860,633
1,000,000 Honeywell International, Inc 4 .950 09/01/31 1,033,805
1,000,000 Honeywell International, Inc 4 .750 02/01/32 1,017,988
1,000,000 Honeywell International, Inc 5 .000 02/15/33 1,028,682
2,000,000 Honeywell International, Inc 4 .500 01/15/34 1,981,343
2,500,000 Honeywell International, Inc 5 .000 03/01/35 2,541,652
782,000 Honeywell International, Inc 3 .812 11/21/47 614,770
575,000 Honeywell International, Inc 2 .800 06/01/50 374,595
500,000 Honeywell International, Inc 5 .250 03/01/54 481,259
1,000,000 Honeywell International, Inc 5 .350 03/01/64 961,961
2,500,000 Howmet Aerospace, Inc 4 .850 10/15/31 2,565,092
500,000 Hubbell, Inc 3 .150 08/15/27 491,016
200,000 Hubbell, Inc 3 .500 02/15/28 197,248
1,000,000 Hubbell, Inc 2 .300 03/15/31 897,801
1,000,000 Huntington Ingalls Industries, Inc 5 .353 01/15/30 1,030,541
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 493,055
1,000,000 (a) Huntington Ingalls Industries, Inc 5 .749 01/15/35 1,048,998
500,000 IDEX Corp 4 .950 09/01/29 510,853
500,000 IDEX Corp 3 .000 05/01/30 470,018
1,000,000 IDEX Corp 2 .625 06/15/31 905,286
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 986,415
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 194,079
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 853,642
150,000 Ingersoll Rand, Inc 5 .400 08/14/28 155,159
500,000 Ingersoll Rand, Inc 5 .176 06/15/29 516,619
1,250,000 Ingersoll Rand, Inc 5 .314 06/15/31 1,307,700
125,000 Ingersoll Rand, Inc 5 .700 08/14/33 132,790
1,250,000 Ingersoll Rand, Inc 5 .450 06/15/34 1,303,295
200,000 John Deere Capital Corp 2 .800 09/08/27 196,286

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,000,000 John Deere Capital Corp 4 .150% 09/15/27 $ 1,004,710
200,000 John Deere Capital Corp 3 .050 01/06/28 196,320
1,000,000 John Deere Capital Corp 4 .750 01/20/28 1,019,170
1,000,000 John Deere Capital Corp 4 .900 03/03/28 1,022,495
2,000,000 John Deere Capital Corp 1 .500 03/06/28 1,887,476
575,000 John Deere Capital Corp 4 .950 07/14/28 590,474
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,466,274
2,000,000 John Deere Capital Corp 4 .850 06/11/29 2,054,580
500,000 John Deere Capital Corp 2 .800 07/18/29 477,981
1,000,000 John Deere Capital Corp 4 .850 10/11/29 1,030,363
500,000 John Deere Capital Corp 2 .450 01/09/30 467,763
2,000,000 John Deere Capital Corp 4 .550 06/05/30 2,031,117
1,500,000 John Deere Capital Corp 4 .700 06/10/30 1,538,843
1,000,000 John Deere Capital Corp 4 .375 10/15/30 1,007,131
1,000,000 John Deere Capital Corp 1 .450 01/15/31 875,533
2,500,000 John Deere Capital Corp 4 .900 03/07/31 2,577,303
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,777,979
1,000,000 John Deere Capital Corp 4 .400 09/08/31 1,006,797
450,000 John Deere Capital Corp 3 .900 06/07/32 438,696
1,000,000 John Deere Capital Corp 4 .350 09/15/32 1,001,617
2,000,000 John Deere Capital Corp 5 .150 09/08/33 2,090,445
1,000,000 John Deere Capital Corp 5 .100 04/11/34 1,034,640
1,000,000 John Deere Capital Corp 5 .050 06/12/34 1,031,149
1,000,000 Johnson Controls International plc 5 .500 04/19/29 1,041,095
1,000,000 Johnson Controls International plc 1 .750 09/15/30 886,436
1,000,000 Johnson Controls International plc 2 .000 09/16/31 870,950
1,000,000 Johnson Controls International plc 4 .900 12/01/32 1,018,238
207,000 Johnson Controls International plc 6 .000 01/15/36 225,687
325,000 Johnson Controls International plc 4 .625 07/02/44 290,898
6,000 Johnson Controls International plc 5 .125 09/14/45 5,558
300,000 Johnson Controls International plc 4 .500 02/15/47 259,731
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 62,750
200,000 Kennametal, Inc 4 .625 06/15/28 201,141
1,000,000 Kennametal, Inc 2 .800 03/01/31 911,503
1,000,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,006,507
1,000,000 L3Harris Technologies, Inc 5 .050 06/01/29 1,028,103
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 165,989
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 880,327
1,000,000 L3Harris Technologies, Inc 5 .250 06/01/31 1,040,995
1,000,000 L3Harris Technologies, Inc 5 .400 07/31/33 1,042,339
1,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 1,036,280
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 299,043
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 578,685
1,000,000 L3Harris Technologies, Inc 5 .600 07/31/53 1,004,885
500,000 L3Harris Technologies, Inc 5 .500 08/15/54 496,973
1,000,000 Lennar Corp 5 .200 07/30/30 1,029,956
100,000 Lennox International, Inc 1 .700 08/01/27 95,583
1,000,000 Lennox International, Inc 5 .500 09/15/28 1,033,764
1,000,000 Lockheed Martin Corp 4 .450 05/15/28 1,011,218
1,000,000 Lockheed Martin Corp 4 .150 08/15/28 1,006,236
1,000,000 Lockheed Martin Corp 4 .500 02/15/29 1,014,584
150,000 Lockheed Martin Corp 1 .850 06/15/30 135,359
1,500,000 Lockheed Martin Corp 4 .400 08/15/30 1,511,715
1,000,000 Lockheed Martin Corp 4 .700 12/15/31 1,023,019
625,000 Lockheed Martin Corp 3 .900 06/15/32 610,860
550,000 Lockheed Martin Corp 5 .250 01/15/33 578,382
1,000,000 Lockheed Martin Corp 4 .750 02/15/34 1,009,234
300,000 Lockheed Martin Corp 3 .600 03/01/35 276,658
1,500,000 Lockheed Martin Corp 5 .000 08/15/35 1,523,803
500,000 Lockheed Martin Corp 4 .500 05/15/36 489,326
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,582,237
275,000 Lockheed Martin Corp 3 .800 03/01/45 224,585

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 200,000 Lockheed Martin Corp 4 .700% 05/15/46 $ 183,599
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 745,340
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,528,425
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 812,603
750,000 Lockheed Martin Corp 5 .700 11/15/54 773,787
625,000 Lockheed Martin Corp 5 .200 02/15/55 601,512
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 808,874
750,000 Lockheed Martin Corp 5 .900 11/15/63 794,384
325,000 Lockheed Martin Corp 5 .200 02/15/64 306,685
200,000 Masco Corp 1 .500 02/15/28 188,110
500,000 Masco Corp 2 .000 10/01/30 447,008
550,000 Masco Corp 2 .000 02/15/31 482,367
700,000 Masco Corp 4 .500 05/15/47 584,369
1,000,000 Masco Corp 3 .125 02/15/51 647,919
500,000 MasTec, Inc 5 .900 06/15/29 523,338
735,000 Nature Conservancy 3 .957 03/01/52 585,965
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 03/15/30 1,544,500
1,000,000 NextEra Energy Capital Holdings, Inc 5 .300 03/15/32 1,038,475
1,000,000 NextEra Energy Capital Holdings, Inc 5 .450 03/15/35 1,034,293
1,500,000 NextEra Energy Capital Holdings, Inc 5 .900 03/15/55 1,545,880
1,000,000 Nordson Corp 5 .600 09/15/28 1,035,205
1,000,000 Nordson Corp 4 .500 12/15/29 1,005,441
500,000 Nordson Corp 5 .800 09/15/33 533,552
300,000 Northrop Grumman Corp 3 .200 02/01/27 296,807
3,275,000 Northrop Grumman Corp 3 .250 01/15/28 3,220,788
1,000,000 Northrop Grumman Corp 4 .600 02/01/29 1,015,851
425,000 Northrop Grumman Corp 4 .400 05/01/30 428,519
500,000 Northrop Grumman Corp 4 .650 07/15/30 508,555
1,500,000 Northrop Grumman Corp 4 .700 03/15/33 1,510,458
1,000,000 Northrop Grumman Corp 4 .900 06/01/34 1,014,380
500,000 Northrop Grumman Corp 5 .250 07/15/35 517,564
100,000 Northrop Grumman Corp 5 .050 11/15/40 98,173
700,000 Northrop Grumman Corp 4 .750 06/01/43 647,968
300,000 Northrop Grumman Corp 3 .850 04/15/45 243,963
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,181,443
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 962,967
1,500,000 Northrop Grumman Corp 4 .950 03/15/53 1,376,825
1,000,000 Northrop Grumman Corp 5 .200 06/01/54 952,126
200,000 nVent Finance Sarl 4 .550 04/15/28 200,728
1,000,000 nVent Finance Sarl 2 .750 11/15/31 892,279
500,000 nVent Finance Sarl 5 .650 05/15/33 522,071
100,000 Oshkosh Corp 3 .100 03/01/30 94,309
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 975,350
1,000,000 Otis Worldwide Corp 5 .250 08/16/28 1,030,761
525,000 Otis Worldwide Corp 2 .565 02/15/30 488,802
1,500,000 Otis Worldwide Corp 5 .125 11/19/31 1,555,014
500,000 Otis Worldwide Corp 3 .112 02/15/40 389,253
450,000 Otis Worldwide Corp 3 .362 02/15/50 322,186
500,000 Owens Corning 3 .950 08/15/29 493,587
300,000 Owens Corning 3 .875 06/01/30 293,108
625,000 Owens Corning 5 .700 06/15/34 658,381
525,000 Owens Corning 4 .300 07/15/47 432,656
350,000 Owens Corning 4 .400 01/30/48 291,251
1,000,000 PACCAR Financial Corp 4 .550 03/03/28 1,013,897
1,000,000 PACCAR Financial Corp 4 .600 01/31/29 1,018,585
1,000,000 PACCAR Financial Corp 4 .000 09/26/29 999,382
500,000 PACCAR Financial Corp 4 .550 05/08/30 508,981
500,000 PACCAR Financial Corp 5 .000 03/22/34 514,855
650,000 Parker-Hannifin Corp 3 .250 03/01/27 643,023
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,506,913
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,771,188
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,520,306

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 200,000 Parker-Hannifin Corp 4 .200% 11/21/34 $ 193,867
200,000 Parker-Hannifin Corp 4 .450 11/21/44 177,542
750,000 Parker-Hannifin Corp 4 .100 03/01/47 626,547
225,000 Parker-Hannifin Corp 4 .000 06/14/49 183,118
500,000 Pentair Finance Sarl 5 .900 07/15/32 530,172
400,000 Precision Castparts Corp 4 .200 06/15/35 394,252
100,000 Precision Castparts Corp 3 .900 01/15/43 83,917
1,000,000 Quanta Services, Inc 2 .900 10/01/30 933,545
1,000,000 Quanta Services, Inc 4 .500 01/15/31 999,397
1,000,000 Quanta Services, Inc 5 .100 08/09/35 1,002,569
1,000,000 Quanta Services, Inc 3 .050 10/01/41 743,448
725,000 Raytheon Technologies Corp 3 .125 05/04/27 714,554
200,000 Raytheon Technologies Corp 7 .200 08/15/27 211,183
2,000,000 Raytheon Technologies Corp 5 .750 01/15/29 2,096,063
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 4,121,460
1,500,000 Raytheon Technologies Corp 6 .000 03/15/31 1,619,073
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 870,078
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 883,541
1,050,000 Raytheon Technologies Corp 5 .150 02/27/33 1,087,530
1,500,000 Raytheon Technologies Corp 6 .100 03/15/34 1,642,490
750,000 Raytheon Technologies Corp 4 .450 11/16/38 705,794
100,000 Raytheon Technologies Corp 4 .700 12/15/41 93,513
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,944,223
125,000 Raytheon Technologies Corp 4 .800 12/15/43 115,832
150,000 Raytheon Technologies Corp 4 .200 12/15/44 124,936
1,650,000 Raytheon Technologies Corp 4 .150 05/15/45 1,391,697
700,000 Raytheon Technologies Corp 4 .350 04/15/47 599,476
2,325,000 Raytheon Technologies Corp 4 .625 11/16/48 2,054,916
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,360,052
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 633,686
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 659,228
1,000,000 Raytheon Technologies Corp 5 .375 02/27/53 977,349
1,500,000 Raytheon Technologies Corp 6 .400 03/15/54 1,678,219
1,500,000 Regal Rexnord Corp 6 .050 04/15/28 1,551,648
1,000,000 Regal Rexnord Corp 6 .300 02/15/30 1,060,299
325,000 Regal Rexnord Corp 6 .400 04/15/33 348,903
400,000 Rockwell Automation, Inc 3 .500 03/01/29 392,531
150,000 Rockwell Automation, Inc 1 .750 08/15/31 130,570
400,000 Rockwell Automation, Inc 4 .200 03/01/49 335,518
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 595,048
725,000 Roper Technologies, Inc 4 .250 09/15/28 728,387
1,000,000 Roper Technologies, Inc 4 .500 10/15/29 1,009,523
1,000,000 Roper Technologies, Inc 5 .100 09/15/35 1,008,070
200,000 Snap-on, Inc 3 .250 03/01/27 197,821
200,000 Snap-on, Inc 4 .100 03/01/48 166,320
500,000 Snap-on, Inc 3 .100 05/01/50 346,020
300,000 Stanley Black & Decker, Inc 4 .250 11/15/28 300,412
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 910,389
1,000,000 Stanley Black & Decker, Inc 3 .000 05/15/32 899,350
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 97,688
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 370,887
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 890,051
100,000 Textron, Inc 3 .375 03/01/28 98,026
750,000 Textron, Inc 3 .900 09/17/29 739,186
500,000 Textron, Inc 3 .000 06/01/30 470,451
300,000 Textron, Inc 2 .450 03/15/31 270,128
500,000 Textron, Inc 6 .100 11/15/33 540,116
500,000 Textron, Inc 5 .500 05/15/35 517,203
200,000 Timken Co 4 .500 12/15/28 200,897
1,000,000 Timken Co 4 .125 04/01/32 957,535
425,000 Trane Technologies Financing Ltd 5 .250 03/03/33 442,219
900,000 Trane Technologies Financing Ltd 5 .100 06/13/34 923,990

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 400,000 Trane Technologies Global Holding Co Ltd 3 .750% 08/21/28 $ 396,965
200,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 211,084
450,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 380,531
1,000,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 988,377
300,000 Trane Technologies Luxembourg Finance S.A. 4 .500 03/21/49 259,800
1,000,000 Triton Container International Ltd 3 .250 03/15/32 892,899
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,132,285
500,000 Tyco Electronics Group S.A. 4 .625 02/01/30 507,394
500,000 Tyco Electronics Group S.A. 4 .500 02/09/31 506,130
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 805,887
500,000 Tyco Electronics Group S.A. 5 .000 05/09/35 507,310
200,000 Valmont Industries, Inc 5 .000 10/01/44 186,944
200,000 Valmont Industries, Inc 5 .250 10/01/54 185,980
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 297,396
875,000 Westinghouse Air Brake Technologies Corp 4 .700 09/15/28 887,195
500,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 510,982
1,000,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 1,050,625
500,000 Westinghouse Air Brake Technologies Corp 5 .500 05/29/35 517,608
1,000,000 WW Grainger, Inc 4 .450 09/15/34 988,209
800,000 WW Grainger, Inc 4 .600 06/15/45 722,555
200,000 WW Grainger, Inc 3 .750 05/15/46 158,154
125,000 WW Grainger, Inc 4 .200 05/15/47 104,883
775,000 Xylem, Inc 3 .250 11/01/26 766,921
225,000 Xylem, Inc 1 .950 01/30/28 214,336
150,000 (a) Xylem, Inc 2 .250 01/30/31 134,752
100,000 Xylem, Inc 4 .375 11/01/46 84,782
TOTAL CAPITAL GOODS 309,133,973
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 378,797
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 787,847
775,000 Automatic Data Processing, Inc 4 .450 09/09/34 771,349
1,000,000 Block Financial LLC 2 .500 07/15/28 948,562
750,000 Block Financial LLC 3 .875 08/15/30 722,624
1,000,000 Block Financial LLC 5 .375 09/15/32 1,008,041
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 944,131
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 903,996
675,000 Cintas Corp No 2 3 .700 04/01/27 672,269
500,000 (a) Concentrix Corp 6 .600 08/02/28 523,348
1,500,000 (a) Concentrix Corp 6 .850 08/02/33 1,556,728
2,000,000 Corp Andina de Fomento 4 .125 01/07/28 2,003,946
270,000 Corp Andina de Fomento 4 .125 06/30/28 270,929
1,000,000 Corp Andina de Fomento 5 .000 01/24/29 1,028,533
870,000 Corp Andina de Fomento 5 .000 01/22/30 900,804
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 998,433
750,000 Council Of Europe Development Bank 4 .125 01/24/29 759,523
1,500,000 Council Of Europe Development Bank 4 .500 01/15/30 1,542,887
1,000,000 Equifax, Inc 5 .100 06/01/28 1,022,301
1,000,000 Equifax, Inc 4 .800 09/15/29 1,016,215
100,000 Equifax, Inc 3 .100 05/15/30 94,627
2,000,000 Equifax, Inc 2 .350 09/15/31 1,768,166
4,925,000 European Investment Bank 3 .875 06/15/28 4,952,269
3,810,000 European Investment Bank 3 .750 11/15/29 3,814,007
7,310,000 European Investment Bank 4 .500 03/14/30 7,533,455
4,650,000 European Investment Bank 3 .875 10/15/30 4,668,194
4,675,000 European Investment Bank 4 .250 08/16/32 4,751,230
5,000,000 European Investment Bank 4 .625 02/12/35 5,179,770
1,195,000 (a) International Bank for Reconstruction & Development 4 .000 08/27/26 1,196,298
6,185,000 International Bank for Reconstruction & Development 3 .875 10/16/29 6,217,551
5,000,000 International Bank for Reconstruction & Development 4 .125 03/20/30 5,074,036
3,720,000 International Bank for Reconstruction & Development 4 .000 01/10/31 3,747,922
4,000,000 International Bank for Reconstruction & Development 4 .500 04/10/31 4,126,216
9,325,000 International Bank for Reconstruction & Development 4 .625 01/15/32 9,678,658

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5% (continued)
$ 1,775,000 International Bank for Reconstruction & Development 3 .875% 08/28/34 $ 1,741,408
6,120,000 International Bank for Reconstruction & Development 4 .375 08/27/35 6,201,071
1,000,000 J Paul Getty Trust 4 .905 04/01/35 1,025,009
1,500,000 Jacobs Engineering Group, Inc 5 .900 03/01/33 1,585,857
1,500,000 Mastercard, Inc 4 .550 03/15/28 1,524,254
1,500,000 Mastercard, Inc 4 .350 01/15/32 1,506,764
1,500,000 Mastercard, Inc 4 .950 03/15/32 1,553,723
500,000 Mastercard, Inc 4 .550 01/15/35 498,910
1,000,000 Paychex, Inc 5 .100 04/15/30 1,029,033
1,000,000 Paychex, Inc 5 .350 04/15/32 1,037,643
1,500,000 Paychex, Inc 5 .600 04/15/35 1,570,323
625,000 RELX Capital, Inc 4 .000 03/18/29 621,462
2,000,000 RELX Capital, Inc 4 .750 03/27/30 2,040,837
100,000 RELX Capital, Inc 3 .000 05/22/30 94,698
275,000 RELX Capital, Inc 4 .750 05/20/32 279,949
1,000,000 RELX Capital, Inc 5 .250 03/27/35 1,032,036
100,000 Republic Services, Inc 3 .375 11/15/27 98,827
1,000,000 Republic Services, Inc 4 .875 04/01/29 1,024,967
750,000 Republic Services, Inc 5 .000 11/15/29 774,298
500,000 Republic Services, Inc 2 .300 03/01/30 462,558
500,000 Republic Services, Inc 4 .750 07/15/30 512,178
1,000,000 Republic Services, Inc 1 .450 02/15/31 866,258
575,000 Republic Services, Inc 1 .750 02/15/32 494,061
1,000,000 Republic Services, Inc 2 .375 03/15/33 872,192
1,000,000 Republic Services, Inc 5 .000 12/15/33 1,033,355
425,000 Republic Services, Inc 5 .000 04/01/34 435,949
750,000 Republic Services, Inc 5 .200 11/15/34 777,650
500,000 Republic Services, Inc 5 .150 03/15/35 516,267
1,000,000 Republic Services, Inc 3 .050 03/01/50 695,260
880,000 Rockefeller Foundation 2 .492 10/01/50 541,125
500,000 Rollins, Inc 5 .250 02/24/35 508,814
145,000 TR Finance LLC 5 .850 04/15/40 150,813
200,000 TR Finance LLC 5 .650 11/23/43 200,738
1,000,000 Uber Technologies, Inc 4 .150 01/15/31 990,867
1,000,000 Uber Technologies, Inc 4 .800 09/15/35 990,928
850,000 Verisk Analytics, Inc 4 .125 03/15/29 847,991
250,000 Verisk Analytics, Inc 4 .500 08/15/30 250,751
750,000 Verisk Analytics, Inc 5 .750 04/01/33 796,466
700,000 Verisk Analytics, Inc 5 .250 03/15/35 713,607
750,000 (a) Verisk Analytics, Inc 5 .125 02/15/36 756,936
300,000 Verisk Analytics, Inc 5 .500 06/15/45 297,626
200,000 Verisk Analytics, Inc 3 .625 05/15/50 149,285
750,000 Waste Connections, Inc 3 .500 05/01/29 736,894
500,000 Waste Connections, Inc 2 .600 02/01/30 469,270
700,000 Waste Connections, Inc 2 .200 01/15/32 615,303
100,000 Waste Connections, Inc 3 .200 06/01/32 92,598
425,000 Waste Connections, Inc 4 .200 01/15/33 416,907
1,500,000 Waste Connections, Inc 5 .000 03/01/34 1,531,443
500,000 Waste Connections, Inc 5 .250 09/01/35 515,186
500,000 Waste Connections, Inc 3 .050 04/01/50 338,700
575,000 Waste Connections, Inc 2 .950 01/15/52 376,358
1,000,000 Waste Management, Inc 4 .875 02/15/29 1,026,749
1,000,000 Waste Management, Inc 2 .000 06/01/29 930,667
1,000,000 Waste Management, Inc 4 .625 02/15/30 1,017,045
500,000 Waste Management, Inc 4 .650 03/15/30 510,079
1,000,000 Waste Management, Inc 1 .500 03/15/31 866,518
1,000,000 Waste Management, Inc 4 .950 07/03/31 1,033,888
1,000,000 Waste Management, Inc 4 .800 03/15/32 1,021,777
1,000,000 Waste Management, Inc 4 .150 04/15/32 989,335
1,000,000 Waste Management, Inc 4 .625 02/15/33 1,011,267
1,000,000 Waste Management, Inc 4 .875 02/15/34 1,022,848
950,000 Waste Management, Inc 4 .950 03/15/35 964,235

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5% (continued)
$ 500,000 Waste Management, Inc 2 .950% 06/01/41 $ 379,228
250,000 Waste Management, Inc 2 .500 11/15/50 151,849
1,500,000 Waste Management, Inc 5 .350 10/15/54 1,477,763
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 138,162,313
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
1,500,000 (c) Alibaba Group Holding Ltd 4 .875 05/26/30 1,546,777
1,250,000 (a) Alibaba Group Holding Ltd 2 .125 02/09/31 1,127,253
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 495,881
1,500,000 (c) Alibaba Group Holding Ltd 5 .250 05/26/35 1,570,507
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 692,696
1,250,000 (a) Alibaba Group Holding Ltd 2 .700 02/09/41 931,143
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,285,326
750,000 Alibaba Group Holding Ltd 3 .150 02/09/51 524,870
1,000,000 (c) Alibaba Group Holding Ltd 5 .625 11/26/54 1,043,550
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 643,918
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 841,131
3,000,000 Amazon.com, Inc 4 .550 12/01/27 3,045,041
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,894,488
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,971,111
2,000,000 Amazon.com, Inc 4 .650 12/01/29 2,051,664
1,000,000 Amazon.com, Inc 1 .500 06/03/30 896,051
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,799,319
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,933,178
2,000,000 Amazon.com, Inc 4 .700 12/01/32 2,055,590
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,860,049
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,420,221
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,918,269
775,000 Amazon.com, Inc 4 .950 12/05/44 766,797
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,432,203
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,173,755
2,500,000 Amazon.com, Inc 3 .100 05/12/51 1,739,224
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,622,270
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,596,444
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,672,199
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,609,436
200,000 AutoNation, Inc 3 .800 11/15/27 197,926
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,406,968
100,000 AutoNation, Inc 4 .750 06/01/30 100,549
425,000 AutoNation, Inc 2 .400 08/01/31 371,093
900,000 AutoNation, Inc 3 .850 03/01/32 843,216
325,000 AutoNation, Inc 5 .890 03/15/35 335,854
1,000,000 AutoZone, Inc 4 .500 02/01/28 1,008,812
200,000 AutoZone, Inc 3 .750 04/18/29 196,836
500,000 AutoZone, Inc 5 .100 07/15/29 514,206
500,000 AutoZone, Inc 4 .000 04/15/30 493,563
500,000 AutoZone, Inc 5 .125 06/15/30 516,019
600,000 AutoZone, Inc 1 .650 01/15/31 522,430
225,000 AutoZone, Inc 4 .750 08/01/32 226,888
500,000 AutoZone, Inc 4 .750 02/01/33 500,764
1,000,000 AutoZone, Inc 5 .200 08/01/33 1,026,867
500,000 AutoZone, Inc 6 .550 11/01/33 558,167
500,000 AutoZone, Inc 5 .400 07/15/34 518,560
500,000 Best Buy Co, Inc 4 .450 10/01/28 503,632
500,000 Best Buy Co, Inc 1 .950 10/01/30 444,194
1,000,000 Chevron USA, Inc 4 .050 08/13/28 1,005,003
1,000,000 Chevron USA, Inc 4 .300 10/15/30 1,005,450
1,000,000 Chevron USA, Inc 4 .500 10/15/32 1,007,943
1,000,000 Chevron USA, Inc 4 .850 10/15/35 1,011,968
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,295,479
1,000,000 Dell International LLC 3 .375 12/15/41 766,806
1,000,000 (a) Dick's Sporting Goods, Inc 3 .150 01/15/32 916,091
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 744,519

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 1,200,000 eBay, Inc 3 .600% 06/05/27 $ 1,191,151
500,000 (a) eBay, Inc 5 .950 11/22/27 519,449
1,200,000 eBay, Inc 2 .700 03/11/30 1,122,255
1,000,000 eBay, Inc 2 .600 05/10/31 909,991
500,000 eBay, Inc 6 .300 11/22/32 549,214
200,000 eBay, Inc 4 .000 07/15/42 166,953
1,000,000 eBay, Inc 3 .650 05/10/51 748,018
1,000,000 Genuine Parts Co 6 .500 11/01/28 1,061,783
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,319,565
275,000 Genuine Parts Co 2 .750 02/01/32 243,813
1,000,000 HF Sinclair Corp 5 .500 09/01/32 1,016,484
1,000,000 Home Depot, Inc 2 .875 04/15/27 985,668
2,000,000 Home Depot, Inc 0 .900 03/15/28 1,865,126
1,000,000 Home Depot, Inc 1 .500 09/15/28 935,581
825,000 Home Depot, Inc 3 .900 12/06/28 825,563
2,500,000 Home Depot, Inc 4 .900 04/15/29 2,571,856
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,250,382
2,500,000 Home Depot, Inc 4 .750 06/25/29 2,560,160
375,000 Home Depot, Inc 2 .700 04/15/30 353,231
1,500,000 Home Depot, Inc 3 .950 09/15/30 1,487,093
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,723,837
575,000 Home Depot, Inc 4 .850 06/25/31 593,350
1,000,000 Home Depot, Inc 1 .875 09/15/31 873,634
1,000,000 Home Depot, Inc 3 .250 04/15/32 936,540
1,000,000 Home Depot, Inc 4 .500 09/15/32 1,015,411
2,675,000 Home Depot, Inc 4 .950 06/25/34 2,739,136
1,500,000 Home Depot, Inc 4 .650 09/15/35 1,485,156
425,000 Home Depot, Inc 5 .875 12/16/36 462,808
150,000 Home Depot, Inc 5 .950 04/01/41 161,720
675,000 Home Depot, Inc 4 .200 04/01/43 588,330
450,000 Home Depot, Inc 4 .875 02/15/44 427,010
650,000 Home Depot, Inc 4 .400 03/15/45 573,685
725,000 Home Depot, Inc 4 .250 04/01/46 622,533
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,695,573
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,757,738
1,000,000 Home Depot, Inc 3 .125 12/15/49 693,300
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,917,469
3,000,000 Home Depot, Inc 2 .375 03/15/51 1,752,309
1,000,000 Home Depot, Inc 2 .750 09/15/51 630,560
500,000 Home Depot, Inc 3 .625 04/15/52 374,594
1,000,000 (a) Home Depot, Inc 4 .950 09/15/52 933,078
400,000 Home Depot, Inc 5 .300 06/25/54 391,480
675,000 Home Depot, Inc 3 .500 09/15/56 480,609
325,000 Home Depot, Inc 5 .400 06/25/64 321,067
500,000 JD.com, Inc 3 .375 01/14/30 484,667
500,000 JD.com, Inc 4 .125 01/14/50 412,119
750,000 LKQ Corp 5 .750 06/15/28 775,201
750,000 (a) LKQ Corp 6 .250 06/15/33 800,360
1,000,000 Lowe's Cos, Inc 3 .350 04/01/27 990,226
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,869,493
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,401,973
775,000 Lowe's Cos, Inc 3 .650 04/05/29 761,617
306,000 Lowe's Cos, Inc 4 .500 04/15/30 310,011
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,320,086
2,000,000 Lowe's Cos, Inc 4 .250 03/15/31 1,987,057
1,800,000 Lowe's Cos, Inc 2 .625 04/01/31 1,642,709
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 956,544
2,000,000 Lowe's Cos, Inc 4 .500 10/15/32 1,983,730
1,000,000 Lowe's Cos, Inc 5 .000 04/15/33 1,023,215
1,650,000 Lowe's Cos, Inc 5 .150 07/01/33 1,704,314
1,000,000 Lowe's Cos, Inc 4 .850 10/15/35 991,726
700,000 Lowe's Cos, Inc 2 .800 09/15/41 506,851

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 56,000 Lowe's Cos, Inc 4 .250% 09/15/44 $ 45,491
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 825,900
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,610,030
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,218,106
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,223,367
450,000 Lowe's Cos, Inc 3 .000 10/15/50 291,142
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 710,271
500,000 Lowe's Cos, Inc 4 .250 04/01/52 403,732
1,000,000 (a) Lowe's Cos, Inc 5 .625 04/15/53 994,453
275,000 Lowe's Cos, Inc 5 .750 07/01/53 277,543
500,000 Lowe's Cos, Inc 4 .450 04/01/62 399,150
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 1,002,695
600,000 Lowe's Cos, Inc 5 .850 04/01/63 605,491
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 991,090
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 494,517
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 174,324
1,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 1,008,452
1,000,000 O'Reilly Automotive, Inc 5 .000 08/19/34 1,009,052
55,000 Ross Stores, Inc 4 .700 04/15/27 55,128
500,000 Ross Stores, Inc 1 .875 04/15/31 436,307
1,750,000 TJX Cos, Inc 1 .150 05/15/28 1,630,070
500,000 TJX Cos, Inc 1 .600 05/15/31 437,988
650,000 Tractor Supply Co 1 .750 11/01/30 571,456
1,000,000 Tractor Supply Co 5 .250 05/15/33 1,031,098
375,000 Walmart, Inc 4 .350 04/28/30 381,155
1,000,000 Walmart, Inc 4 .900 04/28/35 1,028,661
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 147,812,995
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (a) Brunswick Corp 5 .850 03/18/29 1,034,731
1,000,000 Brunswick Corp 2 .400 08/18/31 869,448
500,000 Brunswick Corp 4 .400 09/15/32 476,217
1,000,000 DR Horton, Inc 1 .300 10/15/26 972,196
1,000,000 DR Horton, Inc 5 .000 10/15/34 1,011,401
1,000,000 DR Horton, Inc 5 .500 10/15/35 1,036,798
750,000 Hasbro, Inc 3 .550 11/19/26 743,596
775,000 Hasbro, Inc 3 .500 09/15/27 764,240
1,000,000 Hasbro, Inc 3 .900 11/19/29 974,012
500,000 Hasbro, Inc 6 .050 05/14/34 522,952
100,000 Hasbro, Inc 6 .350 03/15/40 104,612
200,000 Hasbro, Inc 5 .100 05/15/44 177,843
475,000 Leggett & Platt, Inc 3 .500 11/15/27 465,471
350,000 (a) Leggett & Platt, Inc 4 .400 03/15/29 344,626
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 654,567
1,900,000 Lennar Corp 4 .750 11/29/27 1,917,993
500,000 MDC Holdings, Inc 3 .966 08/06/61 333,038
1,000,000 Meritage Homes Corp 5 .650 03/15/35 1,015,369
500,000 Mohawk Industries, Inc 5 .850 09/18/28 522,393
750,000 Mohawk Industries, Inc 3 .625 05/15/30 722,468
650,000 NIKE, Inc 2 .375 11/01/26 639,392
300,000 NIKE, Inc 3 .625 05/01/43 242,106
825,000 NIKE, Inc 3 .875 11/01/45 671,856
200,000 NIKE, Inc 3 .375 11/01/46 150,077
2,440,000 NIKE, Inc 3 .375 03/27/50 1,773,060
1,000,000 NVR, Inc 3 .000 05/15/30 945,161
750,000 Polaris, Inc 6 .950 03/15/29 796,160
1,000,000 PVH Corp 5 .500 06/13/30 1,018,659
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 944,374
1,000,000 Ralph Lauren Corp 5 .000 06/15/32 1,024,517
161,000 Tapestry, Inc 4 .125 07/15/27 160,854
375,000 Tapestry, Inc 5 .100 03/11/30 383,530
450,000 Tapestry, Inc 3 .050 03/15/32 408,659
150,000 Tapestry, Inc 5 .500 03/11/35 153,223

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.1% (continued)
$ 1,500,000 Toll Brothers Finance Corp 5 .600% 06/15/35 $ 1,536,674
TOTAL CONSUMER DURABLES & APPAREL 25,512,273
CONSUMER SERVICES - 0.4%
750,000 American University 3 .672 04/01/49 575,319
900,000 Booking Holdings, Inc 3 .550 03/15/28 890,414
1,000,000 Brown University 2 .924 09/01/50 673,443
1,000,000 Case Western Reserve University 5 .405 06/01/22 944,705
500,000 Choice Hotels International, Inc 3 .700 12/01/29 477,503
425,000 Choice Hotels International, Inc 5 .850 08/01/34 434,665
1,000,000 Claremont McKenna College 3 .775 01/01/22 665,710
330,000 Cornell University 4 .835 06/15/34 335,383
200,000 Darden Restaurants, Inc 3 .850 05/01/27 199,047
1,500,000 Darden Restaurants, Inc 4 .550 10/15/29 1,507,880
500,000 Darden Restaurants, Inc 6 .300 10/10/33 541,443
300,000 Darden Restaurants, Inc 4 .550 02/15/48 249,284
500,000 Emory University 2 .143 09/01/30 454,532
500,000 Emory University 2 .969 09/01/50 333,240
750,000 Expedia Group, Inc 4 .625 08/01/27 755,092
175,000 Expedia Group, Inc 3 .800 02/15/28 173,483
750,000 Expedia Group, Inc 3 .250 02/15/30 716,584
270,000 Expedia Group, Inc 2 .950 03/15/31 250,323
1,000,000 Expedia Group, Inc 5 .400 02/15/35 1,026,214
100,000 Georgetown University 4 .315 04/01/49 83,950
500,000 Georgetown University 2 .943 04/01/50 327,182
200,000 (a) Georgetown University 5 .115 04/01/53 188,073
300,000 Georgetown University 5 .215 10/01/18 268,083
1,500,000 GLP Capital LP 5 .250 02/15/33 1,502,445
1,500,000 GLP Capital LP 5 .750 11/01/37 1,489,579
2,000,000 Howard University 5 .209 10/01/52 1,760,275
275,000 Hyatt Hotels Corp 5 .750 01/30/27 280,178
200,000 Hyatt Hotels Corp 4 .375 09/15/28 200,293
500,000 Hyatt Hotels Corp 5 .250 06/30/29 512,808
1,100,000 Hyatt Hotels Corp 5 .750 04/23/30 1,144,141
500,000 Hyatt Hotels Corp 5 .375 12/15/31 511,258
500,000 (a) Hyatt Hotels Corp 5 .750 03/30/32 521,460
500,000 Hyatt Hotels Corp 5 .500 06/30/34 511,720
500,000 Johns Hopkins University 4 .705 07/01/32 507,837
750,000 Johns Hopkins University 2 .813 01/01/60 439,333
1,000,000 Las Vegas Sands Corp 6 .000 08/15/29 1,041,525
500,000 Las Vegas Sands Corp 6 .000 06/14/30 520,671
1,000,000 Las Vegas Sands Corp 6 .200 08/15/34 1,046,466
500,000 Leland Stanford Junior University 1 .289 06/01/27 479,420
2,000,000 Leland Stanford Junior University 4 .146 08/01/30 2,006,965
1,000,000 Leland Stanford Junior University 4 .679 03/01/35 1,004,503
300,000 Leland Stanford Junior University 3 .647 05/01/48 237,227
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 611,064
750,000 Marriott International, Inc 5 .550 10/15/28 778,838
300,000 Marriott International, Inc 4 .650 12/01/28 303,640
500,000 Marriott International, Inc 4 .900 04/15/29 510,417
1,000,000 Marriott International, Inc 4 .875 05/15/29 1,019,418
500,000 Marriott International, Inc 4 .800 03/15/30 509,158
400,000 Marriott International, Inc 4 .625 06/15/30 403,993
1,000,000 Marriott International, Inc 2 .850 04/15/31 920,234
1,500,000 Marriott International, Inc 4 .500 10/15/31 1,493,439
1,000,000 Marriott International, Inc 5 .100 04/15/32 1,026,310
1,000,000 Marriott International, Inc 3 .500 10/15/32 926,696
1,000,000 Marriott International, Inc 2 .750 10/15/33 868,259
1,000,000 Marriott International, Inc 5 .300 05/15/34 1,027,116
500,000 (a) Marriott International, Inc 5 .350 03/15/35 511,362
1,500,000 Marriott International, Inc 5 .250 10/15/35 1,513,353
1,000,000 Marriott International, Inc 5 .500 04/15/37 1,021,939
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,023,294

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 1,000,000 (a) Massachusetts Institute of Technology 2 .294% 07/01/51 $ 582,257
405,000 Massachusetts Institute of Technology 5 .618 06/01/55 425,440
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 759,292
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 170,487
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 213,907
775,000 McDonald's Corp 3 .800 04/01/28 771,642
1,000,000 McDonald's Corp 4 .800 08/14/28 1,021,302
1,000,000 McDonald's Corp 5 .000 05/17/29 1,029,535
750,000 McDonald's Corp 2 .625 09/01/29 710,636
500,000 McDonald's Corp 2 .125 03/01/30 458,534
500,000 McDonald's Corp 4 .600 05/15/30 507,743
1,500,000 McDonald's Corp 4 .400 02/12/31 1,504,086
200,000 (a) McDonald's Corp 4 .600 09/09/32 202,790
1,500,000 McDonald's Corp 4 .950 08/14/33 1,545,257
1,000,000 McDonald's Corp 5 .200 05/17/34 1,042,291
1,500,000 McDonald's Corp 4 .950 03/03/35 1,519,737
2,225,000 McDonald's Corp 4 .700 12/09/35 2,209,337
1,500,000 McDonald's Corp 5 .000 02/13/36 1,511,046
250,000 McDonald's Corp 6 .300 10/15/37 278,427
100,000 McDonald's Corp 6 .300 03/01/38 110,446
250,000 McDonald's Corp 4 .600 05/26/45 224,492
1,275,000 McDonald's Corp 4 .875 12/09/45 1,179,088
725,000 McDonald's Corp 4 .450 03/01/47 627,604
625,000 McDonald's Corp 4 .450 09/01/48 539,081
825,000 McDonald's Corp 3 .625 09/01/49 618,014
1,350,000 McDonald's Corp 4 .200 04/01/50 1,109,907
500,000 McDonald's Corp 5 .150 09/09/52 473,037
1,000,000 McDonald's Corp 5 .450 08/14/53 992,657
750,000 Northeastern University 2 .894 10/01/50 513,000
1,500,000 Northwestern University 4 .940 12/01/35 1,537,928
200,000 Northwestern University 3 .868 12/01/48 157,990
750,000 Northwestern University 2 .640 12/01/50 472,482
200,000 Northwestern University 3 .662 12/01/57 147,283
750,000 President and Fellows of Harvard College 4 .887 03/15/30 772,302
2,000,000 (a) President and Fellows of Harvard College 4 .609 02/15/35 2,012,386
750,000 President and Fellows of Harvard College 5 .259 03/15/36 780,188
750,000 President and Fellows of Harvard College 3 .619 10/01/37 667,691
200,000 President and Fellows of Harvard College 3 .150 07/15/46 147,366
1,000,000 President and Fellows of Harvard College 2 .517 10/15/50 616,156
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 781,384
200,000 President and Fellows of Harvard College 3 .300 07/15/56 139,534
2,000,000 (b) Royal Caribbean Cruises Ltd 5 .375 01/15/36 2,011,663
3,500,000 Sands China Ltd 5 .900 08/08/28 3,580,853
1,500,000 Sands China Ltd 2 .850 03/08/29 1,411,226
500,000 Starbucks Corp 2 .000 03/12/27 485,537
750,000 Starbucks Corp 3 .550 08/15/29 734,840
500,000 Starbucks Corp 2 .250 03/12/30 459,007
1,500,000 Starbucks Corp 2 .550 11/15/30 1,376,747
750,000 Starbucks Corp 4 .900 02/15/31 771,497
1,250,000 (a) Starbucks Corp 3 .000 02/14/32 1,149,944
1,000,000 Starbucks Corp 4 .800 02/15/33 1,013,269
1,500,000 Starbucks Corp 5 .000 02/15/34 1,531,288
200,000 Starbucks Corp 4 .300 06/15/45 167,135
200,000 Starbucks Corp 3 .750 12/01/47 151,947
650,000 Starbucks Corp 4 .500 11/15/48 553,977
1,000,000 Starbucks Corp 4 .450 08/15/49 842,261
500,000 Starbucks Corp 3 .350 03/12/50 346,918
500,000 Starbucks Corp 3 .500 11/15/50 356,234
652,000 Thomas Jefferson University 3 .847 11/01/57 460,033
500,000 Trustees of Boston College 3 .129 07/01/52 348,189
2,000,000 Trustees of Columbia University in the City of New York 4 .355 10/01/35 1,958,216
880,000 Trustees of Dartmouth College 4 .273 06/01/30 886,240

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 1,000,000 Trustees of Princeton University 4 .647% 07/01/30 $ 1,020,816
1,000,000 Trustees of Princeton University 2 .516 07/01/50 631,593
665,000 Trustees of Princeton University 4 .201 03/01/52 563,205
1,000,000 University of Miami 4 .063 04/01/52 805,087
200,000 University of Notre Dame du Lac 3 .438 02/15/45 156,199
200,000 University of Notre Dame du Lac 3 .394 02/15/48 149,952
1,000,000 University of Southern California 2 .945 10/01/51 662,106
720,000 University of Southern California 4 .976 10/01/53 679,876
1,000,000 University of Southern California 3 .226 10/01/20 588,910
1,000,000 Washington University 3 .524 04/15/54 735,825
500,000 Washington University 4 .349 04/15/22 387,502
200,000 Wesleyan University 4 .781 07/01/16 163,994
200,000 William Marsh Rice University 3 .574 05/15/45 160,666
200,000 William Marsh Rice University 3 .774 05/15/55 154,888
750,000 Yale University 1 .482 04/15/30 669,328
750,000 Yale University 4 .701 04/15/32 763,072
750,000 Yale University 2 .402 04/15/50 455,811
TOTAL CONSUMER SERVICES 102,687,799
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6 .875 05/01/29 21,748
625,000 Costco Wholesale Corp 3 .000 05/18/27 617,590
475,000 Costco Wholesale Corp 1 .375 06/20/27 456,326
725,000 Costco Wholesale Corp 1 .600 04/20/30 653,630
1,800,000 Costco Wholesale Corp 1 .750 04/20/32 1,558,007
1,500,000 CVS Health Corp 5 .000 09/15/32 1,518,355
1,000,000 CVS Health Corp 6 .200 09/15/55 1,029,231
1,000,000 CVS Health Corp 6 .250 09/15/65 1,017,110
1,033,000 Diageo Capital plc 2 .000 04/29/30 939,458
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,643,616
1,000,000 Dollar General Corp 4 .625 11/01/27 1,008,484
500,000 Dollar General Corp 4 .125 05/01/28 497,872
1,000,000 Dollar General Corp 5 .200 07/05/28 1,023,341
500,000 Dollar General Corp 3 .500 04/03/30 480,220
500,000 Dollar General Corp 5 .000 11/01/32 504,940
1,000,000 Dollar General Corp 5 .450 07/05/33 1,036,906
500,000 Dollar General Corp 4 .125 04/03/50 395,539
500,000 Dollar General Corp 5 .500 11/01/52 479,042
500,000 Dollar Tree, Inc 4 .200 05/15/28 498,675
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 891,531
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 670,558
69,000 Koninklijke Ahold Delhaize NV 5 .700 10/01/40 71,639
1,275,000 Kroger Co 2 .650 10/15/26 1,257,247
175,000 Kroger Co 3 .700 08/01/27 174,084
1,150,000 Kroger Co 4 .500 01/15/29 1,164,183
250,000 Kroger Co 2 .200 05/01/30 228,779
1,500,000 Kroger Co 1 .700 01/15/31 1,310,644
1,550,000 Kroger Co 5 .000 09/15/34 1,563,159
100,000 Kroger Co 6 .900 04/15/38 114,696
250,000 Kroger Co 5 .000 04/15/42 237,301
300,000 Kroger Co 5 .150 08/01/43 284,457
300,000 Kroger Co 3 .875 10/15/46 233,408
900,000 Kroger Co 4 .450 02/01/47 767,315
700,000 Kroger Co 4 .650 01/15/48 603,535
300,000 Kroger Co 5 .400 01/15/49 288,190
500,000 Kroger Co 3 .950 01/15/50 388,921
1,550,000 Kroger Co 5 .500 09/15/54 1,510,723
1,700,000 Kroger Co 5 .650 09/15/64 1,658,235
500,000 Starbucks Corp 4 .800 05/15/30 510,388
500,000 Starbucks Corp 5 .400 05/15/35 518,439
500,000 SYSCO Corp 5 .750 01/17/29 522,760
1,000,000 SYSCO Corp 2 .400 02/15/30 925,186
332,000 SYSCO Corp 5 .950 04/01/30 351,918

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 500,000 SYSCO Corp 5 .100% 09/23/30 $ 515,500
400,000 SYSCO Corp 2 .450 12/14/31 356,484
2,275,000 SYSCO Corp 6 .000 01/17/34 2,460,574
400,000 SYSCO Corp 5 .400 03/23/35 413,362
300,000 SYSCO Corp 4 .850 10/01/45 272,989
500,000 SYSCO Corp 4 .500 04/01/46 432,051
250,000 SYSCO Corp 4 .450 03/15/48 213,032
550,000 SYSCO Corp 3 .300 02/15/50 384,338
905,000 SYSCO Corp 6 .600 04/01/50 1,005,711
675,000 SYSCO Corp 3 .150 12/14/51 451,723
1,000,000 Target Corp 1 .950 01/15/27 976,266
600,000 Target Corp 2 .350 02/15/30 558,604
5,000,000 Target Corp 2 .650 09/15/30 4,659,397
500,000 (a) Target Corp 4 .500 09/15/32 502,876
1,000,000 Target Corp 4 .400 01/15/33 999,752
875,000 Target Corp 4 .500 09/15/34 863,259
1,500,000 Target Corp 5 .000 04/15/35 1,518,679
1,000,000 Target Corp 5 .250 02/15/36 1,029,450
1,000,000 Target Corp 2 .950 01/15/52 657,235
1,500,000 (a) Target Corp 4 .800 01/15/53 1,362,091
3,000,000 Walmart, Inc 3 .950 09/09/27 3,012,924
3,000,000 Walmart, Inc 3 .900 04/15/28 3,010,777
1,000,000 Walmart, Inc 1 .500 09/22/28 936,910
21,000 Walmart, Inc 2 .375 09/24/29 19,844
2,000,000 Walmart, Inc 4 .000 04/15/30 2,012,529
1,750,000 Walmart, Inc 1 .800 09/22/31 1,543,945
5,000,000 Walmart, Inc 4 .150 09/09/32 5,009,681
900,000 Walmart, Inc 4 .100 04/15/33 893,705
825,000 Walmart, Inc 2 .500 09/22/41 597,360
1,500,000 Walmart, Inc 2 .650 09/22/51 958,129
4,000,000 Walmart, Inc 4 .500 09/09/52 3,586,229
1,850,000 Walmart, Inc 4 .500 04/15/53 1,656,993
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 74,499,785
ENERGY - 1.7%
1,000,000 APA Corp 6 .100 02/15/35 1,021,999
750,000 APA Corp 5 .350 07/01/49 626,790
1,000,000 APA Corp 6 .750 02/15/55 1,008,046
500,000 (c) Apollo Debt Solutions BDC 6 .550 03/15/32 524,693
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 976,155
875,000 Baker Hughes Holdings LLC 3 .337 12/15/27 862,575
1,000,000 Baker Hughes Holdings LLC 3 .138 11/07/29 961,953
500,000 Baker Hughes Holdings LLC 4 .486 05/01/30 504,607
800,000 Baker Hughes Holdings LLC 5 .125 09/15/40 784,687
875,000 Baker Hughes Holdings LLC 4 .080 12/15/47 705,556
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 450,916
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 925,529
1,000,000 Boardwalk Pipelines LP 5 .625 08/01/34 1,037,582
1,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,021,153
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 748,485
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,306,153
2,000,000 BP Capital Markets America, Inc 4 .699 04/10/29 2,037,278
1,000,000 BP Capital Markets America, Inc 4 .970 10/17/29 1,029,863
1,500,000 BP Capital Markets America, Inc 4 .868 11/25/29 1,539,546
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 979,453
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 890,785
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,813,663
2,350,000 BP Capital Markets America, Inc 4 .812 02/13/33 2,377,640
850,000 BP Capital Markets America, Inc 4 .893 09/11/33 862,313
900,000 BP Capital Markets America, Inc 4 .989 04/10/34 917,828
3,000,000 BP Capital Markets America, Inc 5 .227 11/17/34 3,098,649
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 760,325
1,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 661,439

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 950,000 BP Capital Markets America, Inc 2 .772% 11/10/50 $ 596,881
1,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 969,287
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 650,784
1,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 1,000,699
925,000 BP Capital Markets plc 3 .279 09/19/27 913,565
500,000 (c) Canadian Natural Resources Ltd 5 .000 12/15/29 511,091
1,500,000 Canadian Natural Resources Ltd 2 .950 07/15/30 1,405,443
1,500,000 (c) Canadian Natural Resources Ltd 5 .400 12/15/34 1,527,675
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,734,428
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 711,091
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 1,060,868
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 1,012,482
1,700,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 1,652,133
500,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 419,373
1,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 996,797
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 964,368
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 911,012
2,350,000 Cheniere Energy Partners LP 5 .950 06/30/33 2,487,704
675,000 (c) Cheniere Energy Partners LP 5 .550 10/30/35 689,589
2,100,000 Cheniere Energy, Inc 5 .650 04/15/34 2,164,765
1,600,000 Chevron Corp 2 .236 05/11/30 1,479,598
500,000 Chevron Corp 3 .078 05/11/50 346,891
2,000,000 Chevron USA, Inc 1 .018 08/12/27 1,903,017
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,013,956
1,000,000 Chevron USA, Inc 3 .250 10/15/29 974,237
2,000,000 Chevron USA, Inc 4 .687 04/15/30 2,046,596
1,000,000 Chevron USA, Inc 4 .819 04/15/32 1,027,842
1,250,000 Chevron USA, Inc 4 .980 04/15/35 1,281,857
250,000 Chevron USA, Inc 2 .343 08/12/50 148,757
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 298,572
1,000,000 (c) Columbia Pipelines Operating Co LLC 5 .695 10/01/54 960,463
750,000 ConocoPhillips 5 .900 10/15/32 816,514
1,500,000 ConocoPhillips Co 4 .700 01/15/30 1,529,145
1,000,000 ConocoPhillips Co 4 .850 01/15/32 1,022,332
875,000 ConocoPhillips Co 5 .050 09/15/33 901,659
77,000 ConocoPhillips Co 4 .150 11/15/34 73,156
1,500,000 ConocoPhillips Co 5 .000 01/15/35 1,519,573
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,395,097
300,000 ConocoPhillips Co 4 .300 11/15/44 258,813
850,000 ConocoPhillips Co 3 .800 03/15/52 638,647
400,000 ConocoPhillips Co 5 .300 05/15/53 381,306
575,000 ConocoPhillips Co 5 .550 03/15/54 566,403
1,500,000 ConocoPhillips Co 5 .500 01/15/55 1,469,471
1,612,000 ConocoPhillips Co 4 .025 03/15/62 1,203,396
1,500,000 ConocoPhillips Co 5 .700 09/15/63 1,487,302
1,000,000 ConocoPhillips Co 5 .650 01/15/65 980,897
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,490,504
300,000 Coterra Energy, Inc 4 .375 03/15/29 299,378
500,000 Coterra Energy, Inc 5 .600 03/15/34 513,986
1,000,000 Coterra Energy, Inc 5 .400 02/15/35 1,007,981
1,000,000 Coterra Energy, Inc 5 .900 02/15/55 965,161
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 1,021,439
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 1,022,583
2,000,000 (a) Devon Energy Corp 4 .500 01/15/30 2,004,618
1,000,000 (a) Devon Energy Corp 5 .200 09/15/34 995,673
885,000 Devon Energy Corp 5 .600 07/15/41 851,963
700,000 Devon Energy Corp 4 .750 05/15/42 610,369
1,100,000 Devon Energy Corp 5 .000 06/15/45 957,677
1,000,000 Devon Energy Corp 5 .750 09/15/54 927,576
425,000 Diamondback Energy, Inc 3 .250 12/01/26 420,512
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 964,800
1,000,000 Diamondback Energy, Inc 5 .150 01/30/30 1,029,870

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 650,000 Diamondback Energy, Inc 3 .125% 03/24/31 $ 603,931
1,000,000 Diamondback Energy, Inc 6 .250 03/15/33 1,077,409
825,000 Diamondback Energy, Inc 5 .400 04/18/34 842,228
325,000 Diamondback Energy, Inc 5 .550 04/01/35 333,644
1,000,000 Diamondback Energy, Inc 4 .400 03/24/51 807,269
450,000 Diamondback Energy, Inc 4 .250 03/15/52 353,113
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 1,024,119
1,500,000 Diamondback Energy, Inc 5 .750 04/18/54 1,443,887
1,000,000 Diamondback Energy, Inc 5 .900 04/18/64 962,683
986,000 Eastern Energy Gas Holdings LLC 5 .650 10/15/54 971,411
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 179,906
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 174,542
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 297,976
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 234,436
100,000 Enbridge, Inc 4 .250 12/01/26 100,012
100,000 Enbridge, Inc 3 .700 07/15/27 99,181
425,000 Enbridge, Inc 4 .600 06/20/28 429,992
1,500,000 Enbridge, Inc 6 .000 11/15/28 1,577,939
500,000 Enbridge, Inc 5 .300 04/05/29 516,221
1,000,000 Enbridge, Inc 4 .900 06/20/30 1,022,637
1,000,000 Enbridge, Inc 6 .200 11/15/30 1,079,127
500,000 Enbridge, Inc 5 .700 03/08/33 526,179
350,000 Enbridge, Inc 5 .625 04/05/34 365,332
1,500,000 Enbridge, Inc 5 .550 06/20/35 1,546,895
300,000 Enbridge, Inc 4 .500 06/10/44 256,148
925,000 Enbridge, Inc 5 .500 12/01/46 915,139
1,000,000 Enbridge, Inc 4 .000 11/15/49 768,491
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,371,508
1,000,000 Enbridge, Inc 6 .700 11/15/53 1,116,752
1,700,000 Enbridge, Inc 5 .950 04/05/54 1,745,997
750,000 Enbridge, Inc 7 .200 06/27/54 795,321
750,000 Enbridge, Inc 7 .375 03/15/55 793,492
1,000,000 Enbridge, Inc 8 .250 01/15/84 1,074,162
1,000,000 Enbridge, Inc 8 .500 01/15/84 1,143,715
200,000 Energy Transfer LP 4 .400 03/15/27 200,679
250,000 Energy Transfer LP 4 .200 04/15/27 249,670
350,000 Energy Transfer LP 4 .950 06/15/28 356,037
1,000,000 Energy Transfer LP 6 .100 12/01/28 1,052,193
1,600,000 Energy Transfer LP 5 .250 04/15/29 1,646,181
1,000,000 Energy Transfer LP 5 .250 07/01/29 1,029,012
450,000 Energy Transfer LP 5 .200 04/01/30 463,980
3,125,000 Energy Transfer LP 3 .750 05/15/30 3,034,594
1,000,000 Energy Transfer LP 6 .400 12/01/30 1,083,816
2,100,000 Energy Transfer LP 5 .750 02/15/33 2,201,288
1,550,000 Energy Transfer LP 6 .550 12/01/33 1,695,372
2,400,000 Energy Transfer LP 5 .550 05/15/34 2,462,402
1,000,000 Energy Transfer LP 5 .600 09/01/34 1,026,311
400,000 Energy Transfer LP 4 .900 03/15/35 389,247
2,000,000 Energy Transfer LP 5 .700 04/01/35 2,065,159
500,000 Energy Transfer LP 5 .800 06/15/38 508,585
140,000 Energy Transfer LP 7 .500 07/01/38 162,684
650,000 Energy Transfer LP 6 .500 02/01/42 688,452
100,000 Energy Transfer LP 6 .100 02/15/42 101,909
200,000 Energy Transfer LP 5 .150 02/01/43 181,547
200,000 Energy Transfer LP 5 .950 10/01/43 197,466
300,000 Energy Transfer LP 5 .300 04/01/44 274,776
100,000 Energy Transfer LP 5 .000 05/15/44 88,454
550,000 Energy Transfer LP 5 .150 03/15/45 493,574
200,000 Energy Transfer LP 5 .350 05/15/45 183,454
625,000 Energy Transfer LP 6 .125 12/15/45 629,235
500,000 Energy Transfer LP 5 .300 04/15/47 451,588
1,225,000 Energy Transfer LP 5 .400 10/01/47 1,121,305

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,025,000 Energy Transfer LP 6 .000% 06/15/48 $ 1,010,179
2,750,000 Energy Transfer LP 6 .250 04/15/49 2,775,879
2,175,000 Energy Transfer LP 5 .000 05/15/50 1,861,806
1,400,000 Energy Transfer LP 5 .950 05/15/54 1,355,801
2,000,000 Energy Transfer LP 6 .200 04/01/55 2,012,013
1,000,000 Enterprise Products Operating LLC 4 .300 06/20/28 1,007,664
1,450,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,398,722
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 708,695
1,000,000 Enterprise Products Operating LLC 4 .600 01/15/31 1,010,372
1,500,000 Enterprise Products Operating LLC 5 .350 01/31/33 1,567,626
1,500,000 Enterprise Products Operating LLC 4 .850 01/31/34 1,512,749
1,000,000 Enterprise Products Operating LLC 4 .950 02/15/35 1,008,313
725,000 Enterprise Products Operating LLC 5 .200 01/15/36 736,881
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 518,934
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 185,367
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 489,097
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 286,932
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,632,453
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 734,935
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 459,059
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 561,701
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,208,751
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 774,950
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 677,953
1,425,000 Enterprise Products Operating LLC 3 .300 02/15/53 970,064
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 179,718
2,000,000 Enterprise Products Operating LLC 5 .550 02/16/55 1,976,775
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,211,558
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 699,247
100,000 Enterprise Products Operating LLC 7 .433 08/16/77 99,877
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 397,266
500,000 EOG Resources, Inc 4 .375 04/15/30 502,734
1,500,000 EOG Resources, Inc 5 .000 07/15/32 1,534,791
200,000 EOG Resources, Inc 3 .900 04/01/35 185,706
200,000 EOG Resources, Inc 5 .100 01/15/36 201,836
1,500,000 EOG Resources, Inc 5 .350 01/15/36 1,540,134
500,000 EOG Resources, Inc 4 .950 04/15/50 455,150
1,500,000 EOG Resources, Inc 5 .650 12/01/54 1,501,667
1,000,000 EOG Resources, Inc 5 .950 07/15/55 1,046,932
2,000,000 EQT Corp 5 .750 02/01/34 2,093,121
400,000 Equinor ASA 1 .750 01/22/26 397,036
500,000 Equinor ASA 3 .000 04/06/27 493,636
1,000,000 Equinor ASA 4 .250 06/02/28 1,006,991
1,500,000 Equinor ASA 3 .625 09/10/28 1,487,662
300,000 Equinor ASA 3 .125 04/06/30 287,416
1,175,000 Equinor ASA 2 .375 05/22/30 1,087,204
1,000,000 Equinor ASA 4 .500 09/03/30 1,015,185
1,000,000 Equinor ASA 5 .125 06/03/35 1,030,341
300,000 Equinor ASA 3 .625 04/06/40 254,914
200,000 Equinor ASA 5 .100 08/17/40 200,933
400,000 Equinor ASA 4 .250 11/23/41 361,827
300,000 Equinor ASA 3 .950 05/15/43 255,100
1,300,000 Equinor ASA 4 .800 11/08/43 1,237,967
750,000 Equinor ASA 3 .250 11/18/49 537,140
1,300,000 Equinor ASA 3 .700 04/06/50 1,010,329
1,000,000 (c) Equitable America Global Funding 4 .700 09/15/32 994,722
2,500,000 Expand Energy Corp 5 .700 01/15/35 2,569,527
1,750,000 Exxon Mobil Corp 3 .294 03/19/27 1,737,874
1,000,000 Exxon Mobil Corp 2 .440 08/16/29 950,895
750,000 Exxon Mobil Corp 3 .482 03/19/30 732,538
750,000 Exxon Mobil Corp 2 .610 10/15/30 699,852
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 800,113

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 3,250,000 Exxon Mobil Corp 4 .227% 03/19/40 $ 2,974,531
500,000 Exxon Mobil Corp 3 .567 03/06/45 398,437
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,038,672
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 973,594
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,799,911
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 2,051,496
2,000,000 Halliburton Co 2 .920 03/01/30 1,882,463
500,000 Halliburton Co 4 .850 11/15/35 492,442
125,000 Halliburton Co 6 .700 09/15/38 139,973
125,000 Halliburton Co 7 .450 09/15/39 148,884
750,000 Halliburton Co 4 .750 08/01/43 671,204
2,825,000 Halliburton Co 5 .000 11/15/45 2,568,586
1,000,000 (a) Helmerich & Payne, Inc 2 .900 09/29/31 883,423
500,000 (a) Helmerich & Payne, Inc 5 .500 12/01/34 489,917
2,100,000 Hess Corp 4 .300 04/01/27 2,106,935
200,000 Hess Corp 6 .000 01/15/40 217,399
1,190,000 Hess Corp 5 .600 02/15/41 1,234,921
900,000 Hess Corp 5 .800 04/01/47 935,239
1,000,000 HF Sinclair Corp 5 .750 01/15/31 1,035,026
1,000,000 HF Sinclair Corp 6 .250 01/15/35 1,045,299
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 337,341
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 579,212
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 352,046
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 458,025
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 386,131
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 190,779
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,837,160
1,000,000 Kinder Morgan, Inc 5 .000 02/01/29 1,022,522
1,000,000 Kinder Morgan, Inc 5 .100 08/01/29 1,027,650
1,500,000 Kinder Morgan, Inc 5 .150 06/01/30 1,547,369
450,000 Kinder Morgan, Inc 2 .000 02/15/31 398,936
300,000 Kinder Morgan, Inc 7 .750 01/15/32 348,837
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,249,861
1,000,000 Kinder Morgan, Inc 5 .200 06/01/33 1,024,043
1,000,000 Kinder Morgan, Inc 5 .400 02/01/34 1,030,990
1,800,000 Kinder Morgan, Inc 5 .300 12/01/34 1,836,486
300,000 Kinder Morgan, Inc 5 .850 06/01/35 315,957
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,554,079
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,130,334
500,000 Kinder Morgan, Inc 3 .250 08/01/50 331,546
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,757,951
750,000 Kinder Morgan, Inc 5 .450 08/01/52 707,459
1,000,000 Kinder Morgan, Inc 5 .950 08/01/54 1,007,104
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,104,222
200,000 Marathon Petroleum Corp 3 .800 04/01/28 198,046
1,500,000 Marathon Petroleum Corp 5 .150 03/01/30 1,541,672
500,000 Marathon Petroleum Corp 5 .700 03/01/35 516,115
1,300,000 Marathon Petroleum Corp 6 .500 03/01/41 1,401,283
450,000 Marathon Petroleum Corp 4 .750 09/15/44 387,314
250,000 Marathon Petroleum Corp 5 .850 12/15/45 247,429
600,000 Marathon Petroleum Corp 4 .500 04/01/48 485,238
200,000 Marathon Petroleum Corp 5 .000 09/15/54 170,590
100,000 MPLX LP 4 .125 03/01/27 99,859
150,000 MPLX LP 4 .250 12/01/27 150,146
475,000 MPLX LP 4 .000 03/15/28 472,789
2,125,000 MPLX LP 2 .650 08/15/30 1,950,925
500,000 MPLX LP 4 .950 09/01/32 501,584
1,500,000 MPLX LP 5 .000 01/15/33 1,496,345
1,000,000 MPLX LP 5 .000 03/01/33 1,000,249
1,050,000 MPLX LP 5 .500 06/01/34 1,070,046
1,500,000 MPLX LP 5 .400 04/01/35 1,512,233
1,500,000 MPLX LP 5 .400 09/15/35 1,503,258

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 975,000 MPLX LP 4 .500% 04/15/38 $ 881,898
375,000 MPLX LP 5 .200 03/01/47 336,998
700,000 MPLX LP 5 .200 12/01/47 626,182
825,000 MPLX LP 4 .700 04/15/48 690,775
850,000 MPLX LP 5 .500 02/15/49 791,312
2,000,000 MPLX LP 4 .950 03/14/52 1,706,161
600,000 MPLX LP 5 .650 03/01/53 566,323
1,000,000 MPLX LP 5 .950 04/01/55 977,589
1,600,000 MPLX LP 4 .900 04/15/58 1,327,964
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 482,965
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 622,097
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 997,642
1,000,000 Occidental Petroleum Corp 5 .200 08/01/29 1,014,698
1,500,000 Occidental Petroleum Corp 8 .875 07/15/30 1,733,008
2,000,000 Occidental Petroleum Corp 6 .625 09/01/30 2,142,846
1,500,000 Occidental Petroleum Corp 7 .500 05/01/31 1,684,792
1,000,000 Occidental Petroleum Corp 5 .375 01/01/32 1,016,982
1,000,000 (a) Occidental Petroleum Corp 5 .550 10/01/34 1,014,619
1,500,000 Occidental Petroleum Corp 6 .450 09/15/36 1,594,000
1,500,000 Occidental Petroleum Corp 6 .600 03/15/46 1,568,217
1,150,000 Occidental Petroleum Corp 6 .050 10/01/54 1,122,178
130,000 ONEOK Partners LP 6 .650 10/01/36 142,051
250,000 ONEOK Partners LP 6 .850 10/15/37 275,528
100,000 ONEOK Partners LP 6 .125 02/01/41 102,492
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,295,996
750,000 ONEOK, Inc 5 .650 11/01/28 777,753
325,000 ONEOK, Inc 4 .350 03/15/29 324,667
500,000 ONEOK, Inc 3 .400 09/01/29 481,724
1,000,000 ONEOK, Inc 4 .400 10/15/29 999,283
500,000 ONEOK, Inc 3 .100 03/15/30 472,153
475,000 ONEOK, Inc 3 .250 06/01/30 449,656
750,000 ONEOK, Inc 5 .800 11/01/30 790,223
175,000 ONEOK, Inc 6 .350 01/15/31 187,917
1,000,000 ONEOK, Inc 4 .750 10/15/31 1,000,320
2,000,000 ONEOK, Inc 4 .950 10/15/32 1,998,879
825,000 ONEOK, Inc 6 .100 11/15/32 884,039
1,500,000 ONEOK, Inc 6 .050 09/01/33 1,590,583
1,000,000 ONEOK, Inc 5 .050 11/01/34 986,180
225,000 ONEOK, Inc 4 .250 09/15/46 176,452
425,000 ONEOK, Inc 4 .200 10/03/47 329,972
525,000 ONEOK, Inc 4 .850 02/01/49 447,792
1,000,000 ONEOK, Inc 4 .450 09/01/49 804,804
500,000 ONEOK, Inc 4 .500 03/15/50 407,815
300,000 ONEOK, Inc 7 .150 01/15/51 336,127
1,500,000 ONEOK, Inc 6 .625 09/01/53 1,595,684
1,500,000 ONEOK, Inc 5 .700 11/01/54 1,416,105
1,500,000 ONEOK, Inc 5 .850 11/01/64 1,431,774
500,000 Ovintiv, Inc 5 .650 05/15/28 514,954
1,000,000 Ovintiv, Inc 6 .250 07/15/33 1,054,817
1,000,000 Ovintiv, Inc 6 .500 08/15/34 1,067,819
1,000,000 Ovintiv, Inc 7 .100 07/15/53 1,079,866
500,000 (a) Patterson-UTI Energy, Inc 7 .150 10/01/33 529,694
738,000 Phillips 66 4 .650 11/15/34 720,346
125,000 Phillips 66 5 .875 05/01/42 128,213
2,375,000 Phillips 66 4 .875 11/15/44 2,119,031
825,000 Phillips 66 3 .300 03/15/52 547,300
100,000 Phillips 66 Co 3 .550 10/01/26 99,385
675,000 Phillips 66 Co 3 .750 03/01/28 668,578
500,000 Phillips 66 Co 3 .150 12/15/29 477,834
1,250,000 Phillips 66 Co 5 .250 06/15/31 1,296,884
1,125,000 Phillips 66 Co 5 .300 06/30/33 1,157,267
1,000,000 Phillips 66 Co 4 .950 03/15/35 989,826

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 425,000 Phillips 66 Co 4 .680% 02/15/45 $ 363,667
350,000 Phillips 66 Co 4 .900 10/01/46 307,404
500,000 Phillips 66 Co 5 .650 06/15/54 479,015
1,000,000 Phillips 66 Co 5 .500 03/15/55 941,813
575,000 Phillips 66 Co 6 .200 03/15/56 576,538
1,750,000 Pioneer Natural Resources Co 2 .150 01/15/31 1,573,430
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 2,078,579
1,500,000 Plains All American Pipeline LP 3 .550 12/15/29 1,448,284
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 964,049
1,000,000 Plains All American Pipeline LP 4 .700 01/15/31 1,002,129
1,750,000 Plains All American Pipeline LP 5 .700 09/15/34 1,803,774
1,000,000 Plains All American Pipeline LP 5 .950 06/15/35 1,043,631
1,000,000 Plains All American Pipeline LP 5 .600 01/15/36 1,012,568
100,000 Plains All American Pipeline LP 6 .650 01/15/37 108,572
250,000 Plains All American Pipeline LP 5 .150 06/01/42 228,192
300,000 Plains All American Pipeline LP 4 .700 06/15/44 254,485
300,000 Plains All American Pipeline LP 4 .900 02/15/45 261,650
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,691,175
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 549,410
1,000,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 1,003,488
972,390 Sabine Pass Liquefaction LLC 5 .900 09/15/37 1,022,491
2,500,000 Shell Finance US, Inc 2 .375 11/07/29 2,345,743
1,000,000 Shell Finance US, Inc 2 .750 04/06/30 944,313
500,000 Shell Finance US, Inc 4 .125 05/11/35 480,166
1,200,000 Shell Finance US, Inc 4 .550 08/12/43 1,087,360
2,025,000 Shell Finance US, Inc 4 .375 05/11/45 1,769,118
650,000 Shell Finance US, Inc 4 .000 05/10/46 534,965
3,180,000 Shell Finance US, Inc 3 .750 09/12/46 2,524,768
1,500,000 Shell Finance US, Inc 3 .250 04/06/50 1,064,728
1,225,000 Shell International Finance BV 3 .875 11/13/28 1,223,963
350,000 Shell International Finance BV 6 .375 12/15/38 396,006
100,000 Shell International Finance BV 5 .500 03/25/40 103,547
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,111,998
1,500,000 Shell International Finance BV 3 .125 11/07/49 1,036,562
2,000,000 Shell International Finance BV 3 .000 11/26/51 1,329,734
388,000 Solventum Corp 5 .400 03/01/29 400,412
1,000,000 Solventum Corp 5 .450 03/13/31 1,042,802
1,500,000 Solventum Corp 5 .600 03/23/34 1,561,694
975,000 Solventum Corp 5 .900 04/30/54 1,001,332
450,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 453,852
450,000 South Bow USA Infrastructure Holdings LLC 5 .026 10/01/29 455,166
1,225,000 South Bow USA Infrastructure Holdings LLC 5 .584 10/01/34 1,231,584
725,000 South Bow USA Infrastructure Holdings LLC 6 .176 10/01/54 706,827
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,091,716
200,000 Spectra Energy Partners LP 5 .950 09/25/43 204,058
600,000 Spectra Energy Partners LP 4 .500 03/15/45 513,919
136,000 Suncor Energy, Inc 6 .800 05/15/38 149,954
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,178,172
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 719,029
2,000,000 Targa Resources Corp 4 .900 09/15/30 2,031,455
350,000 Targa Resources Corp 4 .200 02/01/33 332,537
750,000 Targa Resources Corp 6 .125 03/15/33 797,595
1,500,000 Targa Resources Corp 5 .500 02/15/35 1,526,320
1,000,000 Targa Resources Corp 5 .550 08/15/35 1,019,920
2,000,000 Targa Resources Corp 5 .650 02/15/36 2,047,828
575,000 Targa Resources Corp 4 .950 04/15/52 492,186
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,274,924
750,000 Targa Resources Corp 6 .500 02/15/53 789,576
2,000,000 Targa Resources Corp 6 .125 05/15/55 2,011,118
400,000 Targa Resources Partners LP 6 .150 03/01/29 421,405
500,000 Targa Resources Partners LP 6 .500 03/30/34 544,436
350,000 TC PipeLines LP 3 .900 05/25/27 347,987

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,300,000 Total Capital International S.A. 2 .829% 01/10/30 $ 1,239,730
900,000 TotalEnergies Capital International S.A. 3 .455 02/19/29 883,488
775,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 587,623
500,000 TotalEnergies Capital International S.A. 3 .461 07/12/49 365,779
1,500,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 1,026,947
1,000,000 TotalEnergies Capital International S.A. 3 .386 06/29/60 672,282
1,125,000 TotalEnergies Capital S.A. 3 .883 10/11/28 1,122,123
300,000 TotalEnergies Capital S.A. 5 .150 04/05/34 311,358
1,000,000 TotalEnergies Capital S.A. 4 .724 09/10/34 1,006,670
1,275,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,261,069
700,000 TotalEnergies Capital S.A. 5 .275 09/10/54 672,432
1,925,000 TotalEnergies Capital S.A. 5 .638 04/05/64 1,917,885
750,000 TotalEnergies Capital S.A. 5 .425 09/10/64 722,146
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,941,517
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,876,611
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 107,160
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 239,191
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 132,244
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,323,323
1,000,000 TransCanada PipeLines Ltd 7 .000 06/01/65 1,027,566
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,196,568
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 476,751
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 737,484
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 391,664
750,000 Valero Energy Corp 2 .150 09/15/27 722,066
342,000 Valero Energy Corp 4 .350 06/01/28 343,846
1,000,000 Valero Energy Corp 5 .150 02/15/30 1,029,393
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,360,743
455,000 Valero Energy Corp 7 .500 04/15/32 526,301
850,000 Valero Energy Corp 6 .625 06/15/37 942,537
300,000 Valero Energy Corp 4 .900 03/15/45 269,413
500,000 Valero Energy Corp 3 .650 12/01/51 351,307
1,000,000 Valero Energy Corp 4 .000 06/01/52 743,638
300,000 Valero Energy Partners LP 4 .500 03/15/28 302,337
1,000,000 Veralto Corp 5 .350 09/18/28 1,032,009
1,000,000 Veralto Corp 5 .450 09/18/33 1,045,719
1,000,000 Viper Energy Partners LLC 4 .900 08/01/30 1,007,457
1,000,000 Viper Energy Partners LLC 5 .700 08/01/35 1,016,720
750,000 Western Midstream Operating LP 6 .350 01/15/29 789,028
2,000,000 Western Midstream Operating LP 4 .300 02/01/30 1,952,175
3,500,000 Western Midstream Operating LP 6 .150 04/01/33 3,697,472
1,500,000 Western Midstream Operating LP 5 .450 11/15/34 1,502,007
800,000 Williams Cos, Inc 5 .300 08/15/28 824,831
1,000,000 Williams Cos, Inc 4 .900 03/15/29 1,018,519
500,000 Williams Cos, Inc 4 .800 11/15/29 508,928
1,000,000 Williams Cos, Inc 4 .625 06/30/30 1,008,521
1,500,000 Williams Cos, Inc 2 .600 03/15/31 1,361,976
1,000,000 Williams Cos, Inc 4 .650 08/15/32 998,613
625,000 Williams Cos, Inc 5 .650 03/15/33 656,382
1,000,000 Williams Cos, Inc 5 .150 03/15/34 1,015,221
1,000,000 Williams Cos, Inc 5 .300 09/30/35 1,014,766
300,000 Williams Cos, Inc 6 .300 04/15/40 324,884
300,000 Williams Cos, Inc 5 .800 11/15/43 302,653
300,000 Williams Cos, Inc 5 .400 03/04/44 291,176
1,000,000 Williams Cos, Inc 4 .900 01/15/45 898,627
225,000 Williams Cos, Inc 5 .100 09/15/45 208,294
1,700,000 Williams Cos, Inc 4 .850 03/01/48 1,507,490
1,500,000 Williams Cos, Inc 3 .500 10/15/51 1,065,344
500,000 Williams Cos, Inc 5 .300 08/15/52 469,266
1,000,000 Williams Cos, Inc 5 .800 11/15/54 1,003,295
1,000,000 Williams Cos, Inc 6 .000 03/15/55 1,031,684
1,000,000 Woodside Finance Ltd 5 .400 05/19/30 1,026,935

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,000,000 Woodside Finance Ltd 5 .700% 05/19/32 $ 1,038,251
1,000,000 Woodside Finance Ltd 5 .100 09/12/34 992,359
1,000,000 Woodside Finance Ltd 6 .000 05/19/35 1,043,817
575,000 Woodside Finance Ltd 5 .700 09/12/54 549,960
TOTAL ENERGY 442,894,889
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
50,000 Agree LP 2 .000 06/15/28 47,174
150,000 Agree LP 2 .900 10/01/30 139,878
200,000 Agree LP 4 .800 10/01/32 201,360
500,000 Agree LP 2 .600 06/15/33 427,860
500,000 Agree LP 5 .625 06/15/34 520,567
1,000,000 Agree LP 5 .600 06/15/35 1,042,542
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 200,653
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 398,294
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 100,976
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 257,277
1,000,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 845,288
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 369,648
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 690,922
600,000 Alexandria Real Estate Equities, Inc 4 .750 04/15/35 585,964
1,000,000 Alexandria Real Estate Equities, Inc 5 .500 10/01/35 1,026,489
1,000,000 Alexandria Real Estate Equities, Inc 5 .250 05/15/36 1,005,427
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 434,650
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 536,923
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 628,284
500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 347,605
200,000 Alexandria Real Estate Equities, Inc 5 .150 04/15/53 180,420
500,000 Alexandria Real Estate Equities, Inc 5 .625 05/15/54 482,272
500,000 American Assets Trust LP 3 .375 02/01/31 454,085
500,000 American Assets Trust LP 6 .150 10/01/34 508,841
500,000 American Homes 4 Rent LP 4 .900 02/15/29 508,543
1,000,000 American Homes 4 Rent LP 4 .950 06/15/30 1,018,222
250,000 American Homes 4 Rent LP 2 .375 07/15/31 221,464
750,000 American Homes 4 Rent LP 3 .625 04/15/32 701,850
1,000,000 American Homes 4 Rent LP 5 .500 02/01/34 1,031,918
600,000 American Homes 4 Rent LP 5 .250 03/15/35 606,343
250,000 American Homes 4 Rent LP 3 .375 07/15/51 167,725
500,000 American Homes 4 Rent LP 4 .300 04/15/52 400,667
425,000 American Tower Corp 3 .375 10/15/26 421,893
750,000 American Tower Corp 2 .750 01/15/27 736,745
500,000 American Tower Corp 3 .125 01/15/27 493,068
150,000 American Tower Corp 3 .550 07/15/27 148,555
1,000,000 American Tower Corp 5 .500 03/15/28 1,030,582
1,250,000 American Tower Corp 5 .800 11/15/28 1,305,283
1,000,000 American Tower Corp 5 .200 02/15/29 1,028,988
350,000 American Tower Corp 3 .950 03/15/29 346,306
750,000 American Tower Corp 2 .900 01/15/30 706,906
1,000,000 American Tower Corp 5 .000 01/31/30 1,023,354
2,500,000 American Tower Corp 4 .900 03/15/30 2,549,352
750,000 American Tower Corp 2 .100 06/15/30 676,000
725,000 American Tower Corp 1 .875 10/15/30 641,184
1,000,000 American Tower Corp 2 .700 04/15/31 912,341
1,000,000 American Tower Corp 2 .300 09/15/31 883,558
500,000 American Tower Corp 4 .050 03/15/32 484,487
1,000,000 American Tower Corp 5 .650 03/15/33 1,054,801
1,250,000 American Tower Corp 5 .900 11/15/33 1,339,822
1,000,000 American Tower Corp 5 .450 02/15/34 1,038,934
475,000 American Tower Corp 5 .400 01/31/35 490,819
1,300,000 American Tower Corp 5 .350 03/15/35 1,335,062
600,000 American Tower Corp 3 .700 10/15/49 449,900
425,000 American Tower Corp 3 .100 06/15/50 284,649
500,000 American Tower Corp 2 .950 01/15/51 323,936

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 750,000 (a) Americold Realty Operating Partnership LP 5 .600% 05/15/32 $ 759,081
500,000 (a) Americold Realty Operating Partnership LP 5 .409 09/12/34 491,606
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 98,959
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 196,362
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 467,534
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 727,602
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 691,508
800,000 AvalonBay Communities, Inc 2 .050 01/15/32 699,253
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 459,613
500,000 AvalonBay Communities, Inc 5 .300 12/07/33 520,063
500,000 AvalonBay Communities, Inc 5 .350 06/01/34 520,150
1,000,000 AvalonBay Communities, Inc 5 .000 08/01/35 1,008,063
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 331,055
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 170,842
700,000 Boston Properties LP 2 .750 10/01/26 688,847
500,000 Boston Properties LP 6 .750 12/01/27 524,452
550,000 Boston Properties LP 4 .500 12/01/28 549,625
50,000 Boston Properties LP 3 .400 06/21/29 47,987
750,000 Boston Properties LP 2 .900 03/15/30 696,236
1,000,000 Boston Properties LP 3 .250 01/30/31 929,914
1,000,000 Boston Properties LP 2 .550 04/01/32 864,468
1,000,000 Boston Properties LP 2 .450 10/01/33 818,175
500,000 Boston Properties LP 6 .500 01/15/34 539,239
750,000 Boston Properties LP 5 .750 01/15/35 766,638
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 298,643
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 95,240
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 594,813
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 88,806
1,000,000 Brixmor Operating Partnership LP 5 .200 04/01/32 1,025,962
1,000,000 Brixmor Operating Partnership LP 4 .850 02/15/33 997,805
500,000 Brixmor Operating Partnership LP 5 .500 02/15/34 515,657
1,000,000 Brixmor Operating Partnership LP 5 .750 02/15/35 1,045,605
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 437,817
500,000 Broadstone Net Lease LLC 5 .000 11/01/32 497,014
750,000 Camden Property Trust 5 .850 11/03/26 763,350
100,000 Camden Property Trust 4 .100 10/15/28 100,156
325,000 Camden Property Trust 3 .150 07/01/29 312,892
100,000 Camden Property Trust 2 .800 05/15/30 93,795
750,000 Camden Property Trust 4 .900 01/15/34 761,027
500,000 Camden Property Trust 3 .350 11/01/49 357,491
500,000 (b) COPT Defense Properties LP 4 .500 10/15/30 496,703
1,000,000 (a) Corporate Office Properties LP 2 .000 01/15/29 926,638
175,000 Corporate Office Properties LP 2 .750 04/15/31 158,425
500,000 Cousins Properties LP 5 .250 07/15/30 512,045
500,000 Cousins Properties LP 5 .375 02/15/32 512,636
500,000 Cousins Properties LP 5 .875 10/01/34 524,603
100,000 Crown Castle, Inc 4 .000 03/01/27 99,553
525,000 Crown Castle, Inc 3 .650 09/01/27 519,544
750,000 Crown Castle, Inc 5 .000 01/11/28 760,538
775,000 Crown Castle, Inc 3 .800 02/15/28 766,007
1,000,000 Crown Castle, Inc 4 .800 09/01/28 1,014,084
300,000 Crown Castle, Inc 4 .300 02/15/29 298,536
1,000,000 Crown Castle, Inc 5 .600 06/01/29 1,039,085
1,000,000 Crown Castle, Inc 4 .900 09/01/29 1,014,365
500,000 Crown Castle, Inc 3 .100 11/15/29 475,630
275,000 Crown Castle, Inc 3 .300 07/01/30 260,523
1,050,000 Crown Castle, Inc 2 .250 01/15/31 934,483
1,500,000 Crown Castle, Inc 2 .100 04/01/31 1,313,277
1,000,000 Crown Castle, Inc 2 .500 07/15/31 890,261
1,000,000 Crown Castle, Inc 5 .100 05/01/33 1,011,964
1,000,000 Crown Castle, Inc 5 .800 03/01/34 1,052,213
500,000 Crown Castle, Inc 5 .200 09/01/34 505,289

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 500,000 Crown Castle, Inc 2 .900% 04/01/41 $ 365,853
200,000 Crown Castle, Inc 4 .750 05/15/47 176,051
300,000 Crown Castle, Inc 5 .200 02/15/49 276,105
500,000 Crown Castle, Inc 4 .000 11/15/49 382,933
200,000 Crown Castle, Inc 4 .150 07/01/50 158,051
875,000 Crown Castle, Inc 3 .250 01/15/51 590,297
600,000 CubeSmart LP 2 .250 12/15/28 565,004
100,000 CubeSmart LP 4 .375 02/15/29 100,037
250,000 CubeSmart LP 3 .000 02/15/30 236,181
450,000 CubeSmart LP 2 .000 02/15/31 393,635
700,000 CubeSmart LP 2 .500 02/15/32 617,672
1,000,000 CubeSmart LP 5 .125 11/01/35 995,865
475,000 Digital Realty Trust LP 3 .700 08/15/27 471,594
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,338,133
300,000 Digital Realty Trust LP 4 .450 07/15/28 302,260
1,000,000 Digital Realty Trust LP 3 .600 07/01/29 975,309
1,000,000 EPR Properties 3 .600 11/15/31 922,916
1,000,000 Equinix Europe 2 Financing Corp LLC 5 .500 06/15/34 1,038,041
650,000 Equinix, Inc 2 .900 11/18/26 640,281
800,000 Equinix, Inc 1 .550 03/15/28 752,125
2,000,000 Equinix, Inc 2 .000 05/15/28 1,895,671
1,000,000 Equinix, Inc 3 .200 11/18/29 957,668
175,000 Equinix, Inc 2 .150 07/15/30 157,907
1,000,000 Equinix, Inc 2 .500 05/15/31 901,310
1,500,000 Equinix, Inc 3 .400 02/15/52 1,049,884
200,000 ERP Operating LP 2 .850 11/01/26 197,461
1,150,000 ERP Operating LP 3 .250 08/01/27 1,134,540
500,000 ERP Operating LP 3 .500 03/01/28 494,075
200,000 ERP Operating LP 4 .150 12/01/28 200,606
750,000 ERP Operating LP 3 .000 07/01/29 720,198
300,000 ERP Operating LP 2 .500 02/15/30 279,782
500,000 ERP Operating LP 1 .850 08/01/31 437,716
1,000,000 ERP Operating LP 4 .650 09/15/34 988,171
425,000 ERP Operating LP 4 .500 07/01/44 377,341
100,000 ERP Operating LP 4 .000 08/01/47 80,937
650,000 Essential Properties LP 2 .950 07/15/31 585,814
1,000,000 Essential Properties LP 5 .400 12/01/35 1,003,752
200,000 Essex Portfolio LP 3 .625 05/01/27 198,588
900,000 Essex Portfolio LP 4 .000 03/01/29 891,732
325,000 Essex Portfolio LP 3 .000 01/15/30 307,893
750,000 Essex Portfolio LP 1 .650 01/15/31 648,010
1,000,000 Essex Portfolio LP 2 .550 06/15/31 895,413
600,000 Essex Portfolio LP 5 .500 04/01/34 623,140
275,000 Essex Portfolio LP 5 .375 04/01/35 283,760
300,000 Essex Portfolio LP 4 .500 03/15/48 259,584
200,000 Extra Space Storage LP 3 .875 12/15/27 198,685
500,000 Extra Space Storage LP 3 .900 04/01/29 492,943
500,000 Extra Space Storage LP 4 .000 06/15/29 494,873
1,000,000 Extra Space Storage LP 5 .500 07/01/30 1,042,575
100,000 Extra Space Storage LP 2 .200 10/15/30 89,653
500,000 Extra Space Storage LP 5 .900 01/15/31 531,223
700,000 Extra Space Storage LP 2 .550 06/01/31 629,794
450,000 Extra Space Storage LP 2 .400 10/15/31 396,263
500,000 Extra Space Storage LP 2 .350 03/15/32 433,939
750,000 Extra Space Storage LP 5 .400 02/01/34 771,781
500,000 Extra Space Storage LP 5 .400 06/15/35 510,785
50,000 Federal Realty OP LP 3 .250 07/15/27 49,185
1,000,000 Federal Realty OP LP 5 .375 05/01/28 1,026,449
1,300,000 Federal Realty OP LP 3 .200 06/15/29 1,248,467
300,000 Federal Realty OP LP 3 .500 06/01/30 289,498
200,000 Federal Realty OP LP 4 .500 12/01/44 176,179
500,000 First Industrial LP 5 .250 01/15/31 512,589

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 750,000 GLP Capital LP 5 .750% 06/01/28 $ 770,797
200,000 GLP Capital LP 5 .300 01/15/29 203,658
500,000 GLP Capital LP 4 .000 01/15/30 484,215
500,000 GLP Capital LP 4 .000 01/15/31 478,559
750,000 GLP Capital LP 3 .250 01/15/32 674,754
1,000,000 GLP Capital LP 6 .750 12/01/33 1,083,558
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 98,320
500,000 Healthcare Realty Holdings LP 3 .100 02/15/30 470,434
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 90,391
975,000 Healthcare Realty Holdings LP 2 .000 03/15/31 846,303
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 150,836
1,500,000 Healthpeak OP LLC 1 .350 02/01/27 1,443,835
325,000 Healthpeak OP LLC 2 .125 12/01/28 304,319
600,000 Healthpeak OP LLC 3 .500 07/15/29 581,601
1,000,000 Healthpeak OP LLC 3 .000 01/15/30 945,065
175,000 Healthpeak OP LLC 2 .875 01/15/31 161,181
750,000 Healthpeak OP LLC 4 .750 01/15/33 745,148
500,000 Healthpeak OP LLC 5 .375 02/15/35 510,858
30,000 Healthpeak OP LLC 6 .750 02/01/41 33,072
750,000 Healthpeak Properties Interim, Inc 5 .250 12/15/32 771,234
100,000 Highwoods Realty LP 3 .875 03/01/27 98,991
150,000 Highwoods Realty LP 4 .125 03/15/28 148,335
250,000 Highwoods Realty LP 4 .200 04/15/29 244,885
500,000 Highwoods Realty LP 3 .050 02/15/30 463,069
775,000 Highwoods Realty LP 2 .600 02/01/31 684,765
250,000 Highwoods Realty LP 7 .650 02/01/34 283,733
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 475,284
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 798,028
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 177,960
500,000 Host Hotels & Resorts LP 5 .700 06/15/32 515,062
100,000 Host Hotels & Resorts LP 5 .700 07/01/34 102,424
1,000,000 Host Hotels & Resorts LP 5 .500 04/15/35 1,006,597
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 283,231
500,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 520,168
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 432,033
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 555,871
500,000 Invitation Homes Operating Partnership LP 4 .950 01/15/33 502,426
500,000 Invitation Homes Operating Partnership LP 5 .500 08/15/33 519,211
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 635,954
500,000 Invitation Homes Operating Partnership LP 4 .875 02/01/35 493,752
250,000 (a) Kilroy Realty LP 4 .750 12/15/28 251,458
200,000 Kilroy Realty LP 4 .250 08/15/29 196,202
750,000 Kilroy Realty LP 3 .050 02/15/30 692,126
500,000 Kilroy Realty LP 2 .500 11/15/32 415,439
500,000 Kilroy Realty LP 2 .650 11/15/33 409,248
1,000,000 Kilroy Realty LP 0 .000 10/15/35 1,013,307
400,000 Kilroy Realty LP 6 .250 01/15/36 413,689
200,000 Kimco Realty OP LLC 3 .800 04/01/27 199,019
750,000 Kimco Realty OP LLC 2 .700 10/01/30 694,448
1,000,000 Kimco Realty OP LLC 2 .250 12/01/31 880,806
500,000 Kimco Realty OP LLC 4 .600 02/01/33 497,399
500,000 Kimco Realty OP LLC 4 .850 03/01/35 496,870
1,000,000 Kimco Realty OP LLC 5 .300 02/01/36 1,022,224
200,000 Kimco Realty OP LLC 4 .250 04/01/45 169,349
175,000 Kimco Realty OP LLC 4 .125 12/01/46 143,648
100,000 Kimco Realty OP LLC 4 .450 09/01/47 85,966
500,000 Kimco Realty OP LLC 3 .700 10/01/49 373,573
1,000,000 Kimco Realty OP, LLC 6 .400 03/01/34 1,106,723
500,000 Kite Realty Group LP 4 .950 12/15/31 506,126
1,000,000 Kite Realty Group LP 5 .200 08/15/32 1,019,042
400,000 Kite Realty Group LP 5 .500 03/01/34 411,293
350,000 Kite Realty Group Trust 4 .750 09/15/30 350,993

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 1,000,000 (c) Lineage OP LP 5 .250% 07/15/30 $ 1,013,641
750,000 LXP Industrial Trust 6 .750 11/15/28 797,231
750,000 LXP Industrial Trust 2 .700 09/15/30 685,285
200,000 Mid-America Apartments LP 4 .200 06/15/28 200,573
175,000 Mid-America Apartments LP 2 .750 03/15/30 164,680
250,000 Mid-America Apartments LP 1 .700 02/15/31 217,266
1,000,000 Mid-America Apartments LP 5 .300 02/15/32 1,040,550
500,000 Mid-America Apartments LP 5 .000 03/15/34 507,009
500,000 Mid-America Apartments LP 4 .950 03/01/35 503,948
150,000 Mid-America Apartments LP 2 .875 09/15/51 96,527
500,000 National Health Investors, Inc 3 .000 02/01/31 452,416
1,000,000 National Health Investors, Inc 5 .350 02/01/33 991,915
1,550,000 NNN REIT, Inc 3 .500 10/15/27 1,531,538
300,000 NNN REIT, Inc 2 .500 04/15/30 276,868
500,000 NNN REIT, Inc 4 .600 02/15/31 501,866
200,000 NNN REIT, Inc 5 .600 10/15/33 209,206
1,000,000 NNN REIT, Inc 5 .500 06/15/34 1,037,414
500,000 NNN REIT, Inc 3 .100 04/15/50 327,651
1,000,000 NNN REIT, Inc 3 .000 04/15/52 634,752
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 200,556
825,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 831,855
500,000 OMEGA Healthcare Investors, Inc 3 .625 10/01/29 479,733
500,000 OMEGA Healthcare Investors, Inc 5 .200 07/01/30 507,609
500,000 OMEGA Healthcare Investors, Inc 3 .375 02/01/31 463,982
1,000,000 (a) OMEGA Healthcare Investors, Inc 3 .250 04/15/33 882,306
350,000 Phillips Edison Grocery Center Operating Partnership I LP 2 .625 11/15/31 310,622
500,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .250 08/15/32 511,008
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 1,040,460
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 4 .950 01/15/35 984,924
200,000 Physicians Realty LP 4 .300 03/15/27 200,058
200,000 Physicians Realty LP 3 .950 01/15/28 198,409
1,000,000 Physicians Realty LP 2 .625 11/01/31 891,129
750,000 Piedmont Operating Partnership LP 6 .875 07/15/29 793,610
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 851,937
100,000 Prologis LP 3 .250 10/01/26 99,249
100,000 Prologis LP 4 .375 02/01/29 101,014
500,000 (a) Prologis LP 2 .250 04/15/30 460,736
1,000,000 Prologis LP 1 .625 03/15/31 868,966
100,000 Prologis LP 4 .375 09/15/48 84,730
500,000 Prologis LP 3 .000 04/15/50 334,495
500,000 Prologis LP 2 .125 10/15/50 274,550
1,000,000 ProLogis LP 3 .375 12/15/27 988,757
100,000 ProLogis LP 4 .000 09/15/28 99,999
225,000 ProLogis LP 2 .875 11/15/29 214,185
200,000 ProLogis LP 1 .750 07/01/30 178,812
500,000 ProLogis LP 4 .750 01/15/31 510,653
775,000 ProLogis LP 2 .250 01/15/32 682,171
1,000,000 ProLogis LP 4 .625 01/15/33 1,006,462
750,000 ProLogis LP 4 .750 06/15/33 756,496
750,000 ProLogis LP 5 .125 01/15/34 770,266
1,000,000 ProLogis LP 5 .000 03/15/34 1,016,078
1,000,000 ProLogis LP 5 .000 01/31/35 1,013,438
500,000 ProLogis LP 5 .250 05/15/35 515,024
500,000 ProLogis LP 3 .050 03/01/50 337,033
750,000 ProLogis LP 5 .250 06/15/53 725,117
750,000 ProLogis LP 5 .250 03/15/54 725,578
750,000 Public Storage 1 .500 11/09/26 730,280
200,000 Public Storage 3 .094 09/15/27 196,855
750,000 Public Storage 1 .950 11/09/28 705,241
500,000 Public Storage 3 .385 05/01/29 488,423
250,000 Public Storage 2 .250 11/09/31 221,216
1,000,000 Public Storage 5 .100 08/01/33 1,038,254

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 1,000,000 Public Storage 5 .350% 08/01/53 $ 988,290
1,000,000 Public Storage Operating Co 4 .375 07/01/30 1,004,606
1,000,000 Public Storage Operating Co 5 .000 07/01/35 1,011,401
1,000,000 Rayonier LP 2 .750 05/17/31 897,638
200,000 Realty Income Corp 4 .125 10/15/26 200,093
200,000 Realty Income Corp 3 .000 01/15/27 197,182
300,000 Realty Income Corp 3 .200 01/15/27 296,500
1,000,000 Realty Income Corp 3 .650 01/15/28 991,682
1,000,000 Realty Income Corp 2 .100 03/15/28 954,066
750,000 Realty Income Corp 4 .700 12/15/28 763,486
500,000 Realty Income Corp 4 .750 02/15/29 509,488
500,000 Realty Income Corp 3 .250 06/15/29 484,434
500,000 Realty Income Corp 4 .000 07/15/29 496,840
500,000 Realty Income Corp 3 .100 12/15/29 479,659
300,000 Realty Income Corp 3 .400 01/15/30 290,430
1,000,000 (a) Realty Income Corp 4 .850 03/15/30 1,025,486
750,000 Realty Income Corp 3 .250 01/15/31 709,951
500,000 Realty Income Corp 3 .200 02/15/31 471,335
1,500,000 (b) Realty Income Corp 4 .500 02/01/33 1,483,605
750,000 Realty Income Corp 1 .800 03/15/33 621,181
750,000 Realty Income Corp 4 .900 07/15/33 760,100
500,000 Realty Income Corp 5 .125 02/15/34 512,680
500,000 Realty Income Corp 5 .125 04/15/35 508,440
300,000 Realty Income Corp 4 .650 03/15/47 266,988
500,000 Realty Income Corp 5 .375 09/01/54 489,009
200,000 Regency Centers Corp 5 .250 01/15/34 205,551
375,000 Regency Centers LP 3 .600 02/01/27 372,375
125,000 Regency Centers LP 4 .125 03/15/28 124,994
425,000 Regency Centers LP 2 .950 09/15/29 405,791
500,000 Regency Centers LP 3 .700 06/15/30 486,693
1,000,000 Regency Centers LP 5 .000 07/15/32 1,023,032
425,000 Regency Centers LP 5 .100 01/15/35 430,385
200,000 Regency Centers LP 4 .400 02/01/47 171,245
300,000 Regency Centers LP 4 .650 03/15/49 262,947
500,000 Rexford Industrial Realty LP 5 .000 06/15/28 508,372
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 889,753
1,000,000 Sabra Health Care LP 3 .200 12/01/31 908,025
500,000 Safehold GL Holdings LLC 2 .800 06/15/31 457,795
500,000 Safehold GL Holdings LLC 6 .100 04/01/34 526,734
500,000 Safehold GL Holdings LLC 5 .650 01/15/35 511,648
350,000 Simon Property Group LP 3 .250 11/30/26 346,760
200,000 Simon Property Group LP 3 .375 06/15/27 197,927
300,000 Simon Property Group LP 3 .375 12/01/27 296,242
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,642,896
750,000 Simon Property Group LP 2 .650 07/15/30 698,450
1,000,000 Simon Property Group LP 4 .375 10/01/30 1,002,288
1,000,000 Simon Property Group LP 2 .200 02/01/31 898,930
500,000 Simon Property Group LP 2 .250 01/15/32 439,359
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,344,166
1,000,000 Simon Property Group LP 5 .500 03/08/33 1,055,349
500,000 Simon Property Group LP 6 .250 01/15/34 551,759
1,000,000 Simon Property Group LP 4 .750 09/26/34 993,914
1,000,000 Simon Property Group LP 5 .125 10/01/35 1,011,650
500,000 Simon Property Group LP 4 .250 10/01/44 427,141
300,000 Simon Property Group LP 4 .250 11/30/46 254,229
500,000 Simon Property Group LP 3 .250 09/13/49 350,678
750,000 Simon Property Group LP 3 .800 07/15/50 574,038
1,000,000 Simon Property Group LP 5 .850 03/08/53 1,037,429
500,000 Simon Property Group LP 6 .650 01/15/54 573,831
500,000 STORE Capital Corp 4 .625 03/15/29 496,602
500,000 (a) STORE Capital Corp 2 .750 11/18/30 454,511
1,000,000 (c) Store Capital LLC 5 .400 04/30/30 1,018,462

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 500,000 Sun Communities Operating LP 2 .300% 11/01/28 $ 472,740
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 968,804
250,000 Tanger Properties LP 3 .875 07/15/27 247,773
500,000 Tanger Properties LP 2 .750 09/01/31 447,996
200,000 UDR, Inc 3 .500 07/01/27 197,858
200,000 UDR, Inc 3 .500 01/15/28 196,988
1,000,000 UDR, Inc 3 .000 08/15/31 923,221
750,000 UDR, Inc 2 .100 08/01/32 639,374
500,000 UDR, Inc 1 .900 03/15/33 408,237
300,000 UDR, Inc 5 .125 09/01/34 303,883
300,000 UDR, Inc 3 .100 11/01/34 258,285
200,000 Ventas Realty LP 3 .250 10/15/26 197,911
350,000 Ventas Realty LP 3 .000 01/15/30 331,333
500,000 Ventas Realty LP 4 .750 11/15/30 506,135
1,025,000 Ventas Realty LP 2 .500 09/01/31 914,557
1,000,000 Ventas Realty LP 5 .100 07/15/32 1,023,334
1,000,000 Ventas Realty LP 5 .625 07/01/34 1,041,281
1,000,000 Ventas Realty LP 5 .000 01/15/35 1,000,462
300,000 Ventas Realty LP 4 .375 02/01/45 253,042
300,000 Ventas Realty LP 4 .875 04/15/49 264,583
850,000 VICI Properties LP 4 .750 02/15/28 857,146
750,000 VICI Properties LP 4 .950 02/15/30 758,699
1,000,000 VICI Properties LP 5 .125 11/15/31 1,014,620
1,000,000 VICI Properties LP 5 .750 04/01/34 1,038,428
1,000,000 VICI Properties LP 5 .625 04/01/35 1,023,910
1,000,000 VICI Properties LP 5 .625 05/15/52 953,449
500,000 VICI Properties LP 6 .125 04/01/54 506,672
500,000 Welltower OP LLC 2 .700 02/15/27 491,091
600,000 Welltower OP LLC 4 .250 04/15/28 603,660
1,000,000 Welltower OP LLC 2 .050 01/15/29 936,404
500,000 Welltower OP LLC 4 .125 03/15/29 499,314
425,000 Welltower OP LLC 3 .100 01/15/30 405,937
2,000,000 Welltower OP LLC 4 .500 07/01/30 2,018,659
400,000 Welltower OP LLC 2 .750 01/15/31 369,805
1,000,000 Welltower OP LLC 2 .800 06/01/31 919,572
500,000 Welltower OP LLC 2 .750 01/15/32 452,552
150,000 Welltower OP LLC 3 .850 06/15/32 143,709
2,000,000 Welltower OP LLC 5 .125 07/01/35 2,036,963
300,000 Welltower OP LLC 4 .950 09/01/48 281,523
500,000 Weyerhaeuser Co 4 .000 11/15/29 495,049
500,000 Weyerhaeuser Co 4 .000 04/15/30 493,095
304,000 Weyerhaeuser Co 7 .375 03/15/32 348,214
300,000 Weyerhaeuser Co 3 .375 03/09/33 273,075
1,000,000 Weyerhaeuser Co 4 .000 03/09/52 776,867
1,000,000 WP Carey, Inc 3 .850 07/15/29 984,250
1,000,000 WP Carey, Inc 4 .650 07/15/30 1,005,906
750,000 WP Carey, Inc 2 .400 02/01/31 672,437
500,000 WP Carey, Inc 2 .450 02/01/32 438,649
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 245,586,030
FINANCIAL SERVICES - 2.5%
1,000,000 AerCap Ireland Capital DAC 2 .450 10/29/26 982,485
3,895,000 AerCap Ireland Capital DAC 6 .450 04/15/27 4,016,782
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 247,761
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 1,007,492
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 198,419
1,000,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,015,321
1,000,000 AerCap Ireland Capital DAC 5 .750 06/06/28 1,036,091
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,397,354
1,000,000 AerCap Ireland Capital DAC 5 .100 01/19/29 1,023,562
1,500,000 AerCap Ireland Capital DAC 4 .625 09/10/29 1,513,143
1,000,000 AerCap Ireland Capital DAC 6 .150 09/30/30 1,071,217
1,500,000 (b) AerCap Ireland Capital DAC 4 .375 11/15/30 1,492,512

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,500,000 AerCap Ireland Capital DAC 5 .375% 12/15/31 $ 1,551,357
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 644,625
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,797,019
1,000,000 AerCap Ireland Capital DAC 5 .300 01/19/34 1,022,810
1,500,000 AerCap Ireland Capital DAC 4 .950 09/10/34 1,493,111
1,000,000 (b) AerCap Ireland Capital DAC 5 .000 11/15/35 989,007
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 657,367
250,000 AerCap Ireland Capital DAC 6 .950 03/10/55 261,674
750,000 AerCap Ireland Capital DAC 6 .500 01/31/56 773,729
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 949,219
500,000 Affiliated Managers Group, Inc 5 .500 08/20/34 512,254
2,400,000 African Development Bank 3 .875 06/12/28 2,412,092
3,000,000 African Development Bank 4 .000 03/18/30 3,027,753
1,000,000 Ally Financial, Inc 4 .750 06/09/27 1,005,143
400,000 Ally Financial, Inc 7 .100 11/15/27 420,972
1,000,000 Ally Financial, Inc 2 .200 11/02/28 934,639
1,500,000 Ally Financial, Inc 6 .992 06/13/29 1,583,787
500,000 Ally Financial, Inc 6 .848 01/03/30 528,921
750,000 Ally Financial, Inc 5 .543 01/17/31 764,034
2,000,000 Ally Financial, Inc 8 .000 11/01/31 2,279,939
1,000,000 Ally Financial, Inc 5 .548 07/31/33 1,003,703
1,000,000 Ally Financial, Inc 6 .184 07/26/35 1,031,393
2,000,000 American Express Co 1 .650 11/04/26 1,950,055
1,500,000 American Express Co 5 .850 11/05/27 1,554,020
1,000,000 American Express Co 5 .043 07/26/28 1,017,063
575,000 American Express Co 4 .050 05/03/29 576,072
1,000,000 American Express Co 4 .351 07/20/29 1,005,900
1,000,000 American Express Co 5 .282 07/27/29 1,031,373
1,000,000 American Express Co 5 .532 04/25/30 1,044,929
1,500,000 American Express Co 5 .085 01/30/31 1,546,479
1,000,000 American Express Co 5 .016 04/25/31 1,028,269
1,500,000 American Express Co 6 .489 10/30/31 1,643,999
2,700,000 American Express Co 4 .989 05/26/33 2,750,469
875,000 American Express Co 4 .918 07/20/33 890,232
1,000,000 American Express Co 4 .420 08/03/33 990,835
2,000,000 American Express Co 5 .043 05/01/34 2,053,453
1,000,000 American Express Co 5 .625 07/28/34 1,044,395
500,000 American Express Co 5 .915 04/25/35 532,504
1,000,000 American Express Co 5 .284 07/26/35 1,032,212
650,000 American Express Co 5 .442 01/30/36 676,049
1,000,000 American Express Co 5 .667 04/25/36 1,056,504
525,000 American Express Co 4 .050 12/03/42 455,020
750,000 Ameriprise Financial, Inc 5 .700 12/15/28 785,124
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 351,519
1,000,000 Ameriprise Financial, Inc 5 .150 05/15/33 1,036,223
825,000 Ameriprise Financial, Inc 5 .200 04/15/35 840,397
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 944,468
750,000 Apollo Debt Solutions BDC 6 .900 04/13/29 788,532
500,000 (c) Apollo Debt Solutions BDC 5 .875 08/30/30 508,774
1,100,000 (a) Apollo Debt Solutions BDC 6 .700 07/29/31 1,165,793
1,000,000 Apollo Global Management, Inc 5 .150 08/12/35 1,004,990
750,000 Apollo Global Management, Inc 5 .800 05/21/54 760,039
1,000,000 Apollo Global Management, Inc 6 .000 12/15/54 993,405
850,000 Ares Capital Corp 7 .000 01/15/27 874,936
750,000 Ares Capital Corp 2 .875 06/15/28 716,057
750,000 Ares Capital Corp 5 .875 03/01/29 771,644
1,000,000 Ares Capital Corp 5 .950 07/15/29 1,033,158
500,000 Ares Capital Corp 5 .500 09/01/30 506,092
1,000,000 Ares Capital Corp 5 .100 01/15/31 992,787
750,000 Ares Capital Corp 3 .200 11/15/31 671,817
1,000,000 (a) Ares Capital Corp 5 .800 03/08/32 1,018,620
500,000 Ares Management Corp 6 .375 11/10/28 528,768

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 Ares Management Corp 5 .600% 10/11/54 $ 967,064
500,000 Ares Strategic Income Fund 5 .700 03/15/28 507,012
1,000,000 Ares Strategic Income Fund 6 .350 08/15/29 1,035,912
1,000,000 Ares Strategic Income Fund 5 .600 02/15/30 1,009,760
1,000,000 (c) Ares Strategic Income Fund 5 .800 09/09/30 1,016,213
1,000,000 (c) Ares Strategic Income Fund 5 .150 01/15/31 988,092
500,000 Ares Strategic Income Fund 6 .200 03/21/32 516,593
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 978,839
300,000 Bain Capital Specialty Finance, Inc 5 .950 03/15/30 301,535
1,500,000 Bank of ,NV Scotia 4 .338 09/15/31 1,488,864
300,000 Bank of New York Mellon Corp 3 .250 05/16/27 297,314
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 989,045
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 601,164
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,885,618
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,014,883
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 387,051
1,000,000 Bank of New York Mellon Corp 6 .317 10/25/29 1,064,171
1,000,000 Bank of New York Mellon Corp 4 .975 03/14/30 1,027,468
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 508,125
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,317,420
1,000,000 Bank of New York Mellon Corp 4 .942 02/11/31 1,027,136
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 880,849
1,000,000 Bank of New York Mellon Corp 5 .060 07/22/32 1,033,223
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 492,077
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 1,077,053
1,000,000 Bank of New York Mellon Corp 4 .706 02/01/34 1,004,958
1,000,000 Bank of New York Mellon Corp 4 .967 04/26/34 1,019,153
1,000,000 Bank of New York Mellon Corp 6 .474 10/25/34 1,114,582
500,000 Bank of New York Mellon Corp 5 .188 03/14/35 515,397
500,000 Bank of New York Mellon Corp 5 .225 11/20/35 516,484
2,000,000 Bank of New York Mellon Corp 5 .316 06/06/36 2,069,357
450,000 Bank of New York Mellon Corp 5 .606 07/21/39 469,315
1,000,000 Barings BDC, Inc 3 .300 11/23/26 982,409
500,000 Barings BDC, Inc 5 .200 09/15/28 496,457
500,000 (a),(c) Barings Private Credit Corp 6 .150 06/11/30 499,215
800,000 (a) Berkshire Hathaway, Inc 4 .500 02/11/43 759,710
500,000 BGC Group, Inc 8 .000 05/25/28 533,898
500,000 BGC Group, Inc 6 .600 06/10/29 520,029
750,000 (c) BGC Group, Inc 6 .150 04/02/30 768,399
1,000,000 BlackRock Funding, Inc 4 .700 03/14/29 1,022,887
1,000,000 BlackRock Funding, Inc 5 .000 03/14/34 1,030,314
1,500,000 BlackRock Funding, Inc 4 .900 01/08/35 1,534,119
1,000,000 BlackRock Funding, Inc 5 .250 03/14/54 975,214
1,000,000 BlackRock Funding, Inc 5 .350 01/08/55 990,565
850,000 BlackRock, Inc 3 .250 04/30/29 831,055
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,292,384
750,000 BlackRock, Inc 2 .100 02/25/32 657,597
1,000,000 BlackRock, Inc 4 .750 05/25/33 1,021,754
800,000 Blackstone Private Credit Fund 2 .625 12/15/26 781,143
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 980,909
500,000 Blackstone Private Credit Fund 7 .300 11/27/28 534,086
1,000,000 (a) Blackstone Private Credit Fund 4 .000 01/15/29 976,358
500,000 Blackstone Private Credit Fund 5 .950 07/16/29 514,377
500,000 Blackstone Private Credit Fund 5 .600 11/22/29 508,775
1,000,000 Blackstone Private Credit Fund 5 .250 04/01/30 1,003,745
1,000,000 Blackstone Private Credit Fund 5 .050 09/10/30 988,363
500,000 Blackstone Private Credit Fund 6 .250 01/25/31 522,581
625,000 Blackstone Private Credit Fund 6 .000 01/29/32 644,922
500,000 (a) Blackstone Private Credit Fund 6 .000 11/22/34 512,023
750,000 Blackstone Reg Finance Co LLC 5 .000 12/06/34 757,828
1,000,000 Blackstone Secured Lending Fund 2 .125 02/15/27 967,461
500,000 Blackstone Secured Lending Fund 5 .875 11/15/27 512,341

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,200,000 Blackstone Secured Lending Fund 5 .350% 04/13/28 $ 1,216,415
1,000,000 Blackstone Secured Lending Fund 5 .300 06/30/30 1,007,015
1,000,000 Blue Owl Capital Corp 2 .875 06/11/28 946,363
1,500,000 Blue Owl Capital Corp 5 .950 03/15/29 1,528,993
500,000 Blue Owl Capital Corp 6 .200 07/15/30 514,151
300,000 Blue Owl Capital Corp II 8 .450 11/15/26 310,788
1,000,000 Blue Owl Capital Corp III 3 .125 04/13/27 973,337
1,000,000 Blue Owl Credit Income Corp 4 .700 02/08/27 998,274
750,000 Blue Owl Credit Income Corp 7 .750 09/16/27 788,062
700,000 Blue Owl Credit Income Corp 7 .950 06/13/28 749,768
1,300,000 Blue Owl Credit Income Corp 6 .600 09/15/29 1,355,330
1,000,000 Blue Owl Credit Income Corp 5 .800 03/15/30 1,014,053
500,000 Blue Owl Credit Income Corp 6 .650 03/15/31 525,513
1,500,000 Blue Owl Finance LLC 6 .250 04/18/34 1,573,085
1,000,000 Blue Owl Technology Finance Corp 2 .500 01/15/27 970,626
1,000,000 (a) Blue Owl Technology Finance Corp II 6 .750 04/04/29 1,031,715
1,000,000 Brookfield Asset Management Ltd 5 .795 04/24/35 1,047,001
200,000 Brookfield Asset Management Ltd 6 .077 09/15/55 207,529
500,000 Brookfield Capital Finance LLC 6 .087 06/14/33 538,400
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 873,565
200,000 Brookfield Finance, Inc 4 .250 06/02/26 199,937
600,000 Brookfield Finance, Inc 3 .900 01/25/28 595,716
600,000 Brookfield Finance, Inc 4 .850 03/29/29 609,966
500,000 Brookfield Finance, Inc 6 .350 01/05/34 546,004
500,000 Brookfield Finance, Inc 5 .675 01/15/35 518,619
725,000 Brookfield Finance, Inc 4 .700 09/20/47 635,308
1,000,000 Brookfield Finance, Inc 3 .500 03/30/51 706,585
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 719,557
750,000 Brookfield Finance, Inc 5 .968 03/04/54 773,099
500,000 Brookfield Finance, Inc 5 .813 03/03/55 503,716
1,000,000 California Endowment 2 .498 04/01/51 580,488
1,075,000 Capital One Financial Corp 3 .750 03/09/27 1,069,043
1,000,000 Capital One Financial Corp 3 .650 05/11/27 992,039
1,000,000 Capital One Financial Corp 1 .878 11/02/27 974,372
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,679,104
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,414,419
2,000,000 Capital One Financial Corp 5 .468 02/01/29 2,051,027
1,000,000 Capital One Financial Corp 6 .312 06/08/29 1,049,012
1,500,000 Capital One Financial Corp 5 .700 02/01/30 1,557,323
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,927,419
750,000 Capital One Financial Corp 5 .247 07/26/30 770,916
1,000,000 Capital One Financial Corp 5 .463 07/26/30 1,035,251
1,000,000 Capital One Financial Corp 4 .493 09/11/31 991,911
1,000,000 Capital One Financial Corp 7 .624 10/30/31 1,130,993
2,525,000 Capital One Financial Corp 2 .359 07/29/32 2,179,469
1,000,000 Capital One Financial Corp 2 .618 11/02/32 888,550
1,000,000 Capital One Financial Corp 5 .817 02/01/34 1,048,707
1,000,000 Capital One Financial Corp 6 .377 06/08/34 1,081,673
1,000,000 Capital One Financial Corp 6 .051 02/01/35 1,061,517
1,000,000 Capital One Financial Corp 5 .884 07/26/35 1,048,778
325,000 Capital One Financial Corp 6 .183 01/30/36 337,140
250,000 Capital One Financial Corp 5 .197 09/11/36 247,250
500,000 Capital Southwest Corp 5 .950 09/18/30 500,921
1,000,000 Carlyle Group, Inc 5 .050 09/19/35 996,503
500,000 (a) Carlyle Secured Lending, Inc 6 .750 02/18/30 519,980
500,000 Carlyle Secured Lending, Inc 5 .750 02/15/31 497,084
450,000 Cboe Global Markets, Inc 3 .650 01/12/27 447,399
500,000 Cboe Global Markets, Inc 1 .625 12/15/30 439,217
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 458,769
500,000 Charles Schwab Corp 3 .200 03/02/27 494,797
350,000 Charles Schwab Corp 2 .450 03/03/27 342,429
525,000 Charles Schwab Corp 3 .300 04/01/27 519,697

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 200,000 Charles Schwab Corp 3 .200% 01/25/28 $ 196,483
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,910,512
300,000 Charles Schwab Corp 4 .000 02/01/29 299,802
1,000,000 Charles Schwab Corp 5 .643 05/19/29 1,038,494
500,000 Charles Schwab Corp 2 .750 10/01/29 474,570
1,500,000 Charles Schwab Corp 6 .196 11/17/29 1,591,918
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,303,965
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,350,901
1,000,000 Charles Schwab Corp 1 .950 12/01/31 867,658
1,000,000 Charles Schwab Corp 2 .900 03/03/32 911,609
750,000 Charles Schwab Corp 6 .136 08/24/34 816,967
1,500,000 CI Financial Corp 3 .200 12/17/30 1,346,125
500,000 CME Group, Inc 3 .750 06/15/28 498,667
1,000,000 CME Group, Inc 4 .400 03/15/30 1,011,195
1,500,000 CME Group, Inc 2 .650 03/15/32 1,362,519
400,000 CME Group, Inc 5 .300 09/15/43 408,493
500,000 CME Group, Inc 4 .150 06/15/48 425,885
1,000,000 Consumers 2023 Securitization Funding LLC 5 .210 09/01/30 1,030,233
1,000,000 Corebridge Financial, Inc 3 .850 04/05/29 984,628
1,250,000 Corebridge Financial, Inc 3 .900 04/05/32 1,193,500
750,000 Corebridge Financial, Inc 6 .050 09/15/33 800,301
475,000 Corebridge Financial, Inc 5 .750 01/15/34 499,640
1,000,000 Corebridge Financial, Inc 4 .350 04/05/42 863,220
500,000 Corebridge Financial, Inc 4 .400 04/05/52 413,046
1,000,000 Corebridge Financial, Inc 6 .875 12/15/52 1,025,468
800,000 Deutsche Bank AG. 6 .720 01/18/29 840,111
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 921,063
2,500,000 Deutsche Bank AG. 7 .079 02/10/34 2,748,108
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 734,642
200,000 Discover Bank 4 .250 03/13/26 199,913
300,000 Discover Bank 5 .974 08/09/28 310,643
350,000 Discover Bank 4 .650 09/13/28 354,200
325,000 Discover Bank 2 .700 02/06/30 304,429
350,000 Discover Financial Services 4 .100 02/09/27 349,419
500,000 Discover Financial Services 6 .700 11/29/32 551,614
1,500,000 Discover Financial Services 7 .964 11/02/34 1,773,496
200,000 Eaton Vance Corp 3 .500 04/06/27 198,605
1,000,000 Enact Holdings, Inc 6 .250 05/28/29 1,045,633
750,000 Equitable Holdings, Inc 5 .594 01/11/33 789,005
662,000 Equitable Holdings, Inc 5 .000 04/20/48 608,062
1,000,000 Essent Group Ltd 6 .250 07/01/29 1,047,514
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 981,703
2,500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 2,562,028
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 320,864
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,093,432
1,000,000 Fiserv, Inc 4 .750 03/15/30 1,014,480
2,175,000 Fiserv, Inc 2 .650 06/01/30 2,013,810
1,000,000 Fiserv, Inc 5 .350 03/15/31 1,039,919
1,000,000 Fiserv, Inc 5 .625 08/21/33 1,049,852
700,000 Fiserv, Inc 5 .450 03/15/34 723,393
1,000,000 Fiserv, Inc 5 .150 08/12/34 1,011,953
2,300,000 Fiserv, Inc 4 .400 07/01/49 1,896,351
750,000 Ford Foundation 2 .415 06/01/50 449,628
525,000 Ford Foundation 2 .815 06/01/70 303,152
750,000 Franklin BSP Capital Corp 7 .200 06/15/29 776,982
1,000,000 (c) Franklin BSP Capital Corp 6 .000 10/02/30 989,046
1,500,000 Franklin Resources, Inc 1 .600 10/30/30 1,311,170
500,000 Franklin Resources, Inc 2 .950 08/12/51 318,994
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 971,629
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,390,327
500,000 (a) FS KKR Capital Corp 6 .875 08/15/29 512,147
1,000,000 (a) FS KKR Capital Corp 6 .125 01/15/30 995,535

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,608,000 GE Capital Funding LLC 4 .550% 05/15/32 $ 1,625,282
1,000,000 Global Payments, Inc 2 .150 01/15/27 974,378
500,000 Global Payments, Inc 4 .950 08/15/27 505,978
500,000 Global Payments, Inc 4 .450 06/01/28 500,806
475,000 Global Payments, Inc 3 .200 08/15/29 451,100
500,000 Global Payments, Inc 5 .300 08/15/29 511,326
325,000 Global Payments, Inc 2 .900 05/15/30 300,785
500,000 Global Payments, Inc 5 .400 08/15/32 511,593
1,250,000 Global Payments, Inc 4 .150 08/15/49 949,749
500,000 (a) Global Payments, Inc 5 .950 08/15/52 490,628
1,000,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 1,022,892
500,000 Goldman Sachs BDC, Inc 5 .650 09/09/30 502,915
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 422,231
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 128,073
2,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 2,441,161
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,957,945
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,977,500
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,442,815
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 2,012,513
4,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 4,486,421
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,552,975
2,000,000 Goldman Sachs Group, Inc 6 .484 10/24/29 2,128,359
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,341,696
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,460,462
5,000,000 Goldman Sachs Group, Inc 5 .727 04/25/30 5,231,211
2,000,000 Goldman Sachs Group, Inc 5 .049 07/23/30 2,050,127
3,000,000 Goldman Sachs Group, Inc 4 .692 10/23/30 3,038,234
3,000,000 Goldman Sachs Group, Inc 5 .207 01/28/31 3,096,849
3,000,000 Goldman Sachs Group, Inc 5 .218 04/23/31 3,102,317
2,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 1,764,862
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,859,799
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 2,275,872
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,348,995
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,834,758
3,000,000 Goldman Sachs Group, Inc 6 .561 10/24/34 3,363,529
2,400,000 Goldman Sachs Group, Inc 5 .851 04/25/35 2,557,106
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,088,332
7,000,000 Goldman Sachs Group, Inc 5 .016 10/23/35 7,046,542
3,000,000 Goldman Sachs Group, Inc 5 .536 01/28/36 3,131,532
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 1,008,359
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,173,621
1,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,410,390
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,718,892
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,469,010
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,577,755
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,137,408
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,557,117
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 182,705
3,000,000 Goldman Sachs Group, Inc 5 .561 11/19/45 3,046,286
3,000,000 Goldman Sachs Group, Inc 5 .734 01/28/56 3,110,309
1,000,000 (c) Goldman Sachs Private Credit Corp 6 .250 05/06/30 1,021,840
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 963,576
300,000 Golub Capital BDC, Inc 7 .050 12/05/28 317,118
700,000 Golub Capital BDC, Inc 6 .000 07/15/29 715,272
1,000,000 (c) Golub Capital Private Credit Fund 5 .450 08/15/28 1,005,221
1,000,000 Golub Capital Private Credit Fund 5 .800 09/12/29 1,013,208
1,000,000 Golub Capital Private Credit Fund 5 .875 05/01/30 1,017,316
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 1,027,275
1,325,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,348,489
675,000 HA Sustainable Infrastructure Capital, Inc 6 .750 07/15/35 695,813
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 981,365
1,000,000 Hercules Capital, Inc 6 .000 06/16/30 1,019,952

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 HPS Corporate Lending Fund 6 .750% 01/30/29 $ 1,042,702
1,000,000 (c) HPS Corporate Lending Fund 5 .850 06/05/30 1,017,787
1,000,000 (c) HPS Corporate Lending Fund 5 .450 11/15/30 999,327
1,000,000 HPS Corporate Lending Fund 5 .950 04/14/32 1,016,482
500,000 Intercontinental Exchange, Inc 3 .100 09/15/27 491,065
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 495,681
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,513,043
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,359,751
1,500,000 Intercontinental Exchange, Inc 5 .250 06/15/31 1,566,029
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 844,024
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 2,009,620
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 574,246
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 486,571
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 667,732
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 923,592
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 617,318
1,250,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,181,429
1,175,000 International Finance Corp 4 .500 01/21/28 1,196,105
3,000,000 International Finance Corp 3 .875 07/02/30 3,013,472
200,000 Invesco Finance plc 5 .375 11/30/43 194,227
500,000 Jackson Financial, Inc 3 .125 11/23/31 451,460
500,000 Jackson Financial, Inc 5 .670 06/08/32 518,956
500,000 Jackson Financial, Inc 4 .000 11/23/51 360,725
1,000,000 Janus Henderson US Holdings, Inc 5 .450 09/10/34 1,010,916
1,000,000 Jefferies Financial Group, Inc 4 .850 01/15/27 1,008,083
500,000 Jefferies Financial Group, Inc 5 .875 07/21/28 520,580
1,000,000 Jefferies Financial Group, Inc 4 .150 01/23/30 987,297
1,000,000 Jefferies Financial Group, Inc 2 .625 10/15/31 889,421
1,000,000 Jefferies Financial Group, Inc 2 .750 10/15/32 869,841
1,500,000 Jefferies Financial Group, Inc 6 .200 04/14/34 1,594,795
600,000 Jefferies Group, Inc 6 .450 06/08/27 620,978
1,500,000 KKR & Co, Inc 5 .100 08/07/35 1,502,712
2,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,118,310
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 3,131,935
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 3,061,245
500,000 (a) Ladder Capital Finance Holdings LLLP 5 .500 08/01/30 509,800
2,000,000 Landwirtschaftliche Rentenbank 3 .875 06/14/28 2,010,312
1,000,000 Landwirtschaftliche Rentenbank 4 .125 05/28/30 1,015,827
1,000,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 1,061,044
325,000 Lazard Group LLC 4 .500 09/19/28 326,465
425,000 Lazard Group LLC 4 .375 03/11/29 423,947
1,000,000 Lazard Group LLC 6 .000 03/15/31 1,056,799
500,000 Lazard Group LLC 5 .625 08/01/35 508,496
400,000 Legg Mason, Inc 5 .625 01/15/44 401,389
500,000 LPL Holdings, Inc 6 .750 11/17/28 533,680
1,000,000 LPL Holdings, Inc 5 .200 03/15/30 1,021,164
500,000 LPL Holdings, Inc 5 .150 06/15/30 508,903
750,000 LPL Holdings, Inc 6 .000 05/20/34 783,657
500,000 LPL Holdings, Inc 5 .650 03/15/35 509,431
500,000 LPL Holdings, Inc 5 .750 06/15/35 512,721
500,000 Main Street Capital Corp 6 .500 06/04/27 510,965
1,000,000 (a) Main Street Capital Corp 6 .950 03/01/29 1,048,793
1,000,000 Marex Group plc 6 .404 11/04/29 1,031,123
1,000,000 Mastercard, Inc 2 .950 06/01/29 966,298
625,000 Mastercard, Inc 1 .900 03/15/31 556,672
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,324,179
1,000,000 Mastercard, Inc 4 .850 03/09/33 1,026,825
1,500,000 Mastercard, Inc 4 .875 05/09/34 1,535,502
200,000 Mastercard, Inc 3 .800 11/21/46 162,239
300,000 Mastercard, Inc 3 .950 02/26/48 247,430
1,000,000 Mastercard, Inc 3 .650 06/01/49 779,607
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,081,768

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 850,000 Mastercard, Inc 2 .950% 03/15/51 $ 568,703
300,000 Moody's Corp 4 .250 02/01/29 301,219
500,000 Moody's Corp 4 .250 08/08/32 493,704
1,000,000 Moody's Corp 5 .000 08/05/34 1,019,900
1,000,000 Moody's Corp 2 .750 08/19/41 722,368
200,000 Moody's Corp 5 .250 07/15/44 195,820
300,000 Moody's Corp 4 .875 12/17/48 275,749
750,000 Moody's Corp 3 .250 05/20/50 519,118
1,000,000 Moody's Corp 3 .750 02/25/52 761,923
1,000,000 Moody's Corp 3 .100 11/29/61 638,571
2,750,000 Morgan Stanley 3 .625 01/20/27 2,740,293
1,975,000 Morgan Stanley 3 .950 04/23/27 1,970,670
2,000,000 Morgan Stanley 5 .652 04/13/28 2,044,785
2,000,000 Morgan Stanley 4 .210 04/20/28 2,002,175
1,575,000 Morgan Stanley 3 .591 07/22/28 1,558,425
1,500,000 Morgan Stanley 6 .296 10/18/28 1,563,133
2,850,000 Morgan Stanley 3 .772 01/24/29 2,825,296
4,000,000 Morgan Stanley 5 .123 02/01/29 4,086,192
2,500,000 Morgan Stanley 5 .164 04/20/29 2,559,079
2,225,000 Morgan Stanley 5 .449 07/20/29 2,299,114
2,500,000 Morgan Stanley 6 .407 11/01/29 2,657,165
3,500,000 Morgan Stanley 5 .173 01/16/30 3,597,210
3,475,000 Morgan Stanley 4 .431 01/23/30 3,491,635
1,900,000 Morgan Stanley 5 .656 04/18/30 1,984,008
2,175,000 Morgan Stanley 5 .042 07/19/30 2,229,073
2,775,000 Morgan Stanley 4 .654 10/18/30 2,805,333
1,675,000 Morgan Stanley 5 .230 01/15/31 1,728,851
5,000,000 Morgan Stanley 2 .699 01/22/31 4,672,172
1,500,000 Morgan Stanley 3 .622 04/01/31 1,455,455
1,050,000 Morgan Stanley 5 .192 04/17/31 1,084,222
3,000,000 Morgan Stanley 1 .794 02/13/32 2,616,535
150,000 Morgan Stanley 7 .250 04/01/32 173,760
2,500,000 Morgan Stanley 1 .928 04/28/32 2,181,819
3,000,000 Morgan Stanley 2 .239 07/21/32 2,649,582
3,500,000 Morgan Stanley 2 .511 10/20/32 3,122,552
3,000,000 Morgan Stanley 2 .943 01/21/33 2,727,461
2,000,000 Morgan Stanley 4 .889 07/20/33 2,030,788
1,500,000 Morgan Stanley 6 .342 10/18/33 1,648,562
2,500,000 Morgan Stanley 5 .250 04/21/34 2,578,059
2,025,000 Morgan Stanley 5 .424 07/21/34 2,109,850
2,500,000 Morgan Stanley 6 .627 11/01/34 2,796,524
3,000,000 Morgan Stanley 5 .466 01/18/35 3,124,633
3,500,000 Morgan Stanley 5 .831 04/19/35 3,731,150
5,925,000 Morgan Stanley 5 .320 07/19/35 6,113,703
1,575,000 Morgan Stanley 5 .587 01/18/36 1,649,035
1,200,000 Morgan Stanley 5 .664 04/17/36 1,266,072
1,300,000 Morgan Stanley 2 .484 09/16/36 1,129,215
2,000,000 Morgan Stanley 5 .297 04/20/37 2,029,051
950,000 Morgan Stanley 5 .948 01/19/38 996,056
1,725,000 Morgan Stanley 3 .971 07/22/38 1,542,904
1,500,000 Morgan Stanley 5 .942 02/07/39 1,570,495
1,675,000 Morgan Stanley 4 .457 04/22/39 1,581,009
1,525,000 Morgan Stanley 3 .217 04/22/42 1,192,451
275,000 Morgan Stanley 6 .375 07/24/42 308,902
1,175,000 Morgan Stanley 4 .300 01/27/45 1,030,673
2,200,000 Morgan Stanley 4 .375 01/22/47 1,929,336
900,000 Morgan Stanley 5 .597 03/24/51 916,930
1,425,000 Morgan Stanley 2 .802 01/25/52 918,142
3,350,000 Morgan Stanley 5 .516 11/19/55 3,386,278
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 998,482
500,000 Morgan Stanley Direct Lending Fund 6 .150 05/17/29 517,399
425,000 MSCI, Inc 5 .250 09/01/35 428,519

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 750,000 (c) MSD Investment Corp 6 .250% 05/31/30 $ 759,566
1,321,000 NASDAQ, Inc 5 .350 06/28/28 1,362,074
500,000 NASDAQ, Inc 1 .650 01/15/31 437,116
1,306,000 NASDAQ, Inc 5 .550 02/15/34 1,371,287
500,000 NASDAQ, Inc 2 .500 12/21/40 354,178
500,000 NASDAQ, Inc 3 .250 04/28/50 348,443
257,000 NASDAQ, Inc 3 .950 03/07/52 198,788
900,000 NASDAQ, Inc 5 .950 08/15/53 942,225
400,000 NASDAQ, Inc 6 .100 06/28/63 422,785
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 08/25/28 1,002,703
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .050 09/15/28 1,026,365
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 199,008
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .850 02/07/29 1,022,856
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 295,741
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .950 02/07/30 1,030,083
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 929,138
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 1,030,250
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 853,855
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 863,071
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 390,080
500,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 536,409
500,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 509,573
375,000 (d) National Rural Utilities Cooperative Finance Corp, (TSFR3M + 3.172%) 7 .482 04/30/43 373,307
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 171,737
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 466,685
500,000 National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 525,757
1,000,000 New Mountain Finance Corp 6 .200 10/15/27 1,020,400
1,000,000 New Mountain Finance Corp 6 .875 02/01/29 1,027,317
750,000 NMI Holdings, Inc 6 .000 08/15/29 775,155
500,000 Nomura Holdings, Inc 5 .386 07/06/27 509,079
1,000,000 Nomura Holdings, Inc 5 .842 01/18/28 1,033,959
1,000,000 Nomura Holdings, Inc 6 .070 07/12/28 1,046,232
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 944,799
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 950,188
500,000 Nomura Holdings, Inc 5 .605 07/06/29 520,858
1,000,000 Nomura Holdings, Inc 4 .904 07/01/30 1,014,210
500,000 Nomura Holdings, Inc 2 .679 07/16/30 459,547
750,000 Nomura Holdings, Inc 2 .608 07/14/31 673,534
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 904,650
1,000,000 Nomura Holdings, Inc 6 .181 01/18/33 1,081,471
1,000,000 (a) Nomura Holdings, Inc 6 .087 07/12/33 1,081,229
1,000,000 Nomura Holdings, Inc 5 .491 06/29/35 1,029,123
1,000,000 Nomura Holdings, Inc 5 .043 06/10/36 995,508
500,000 (c) North Haven Private Income Fund LLC 5 .125 09/25/28 497,417
1,000,000 North Haven Private Income Fund LLC 5 .750 02/01/30 1,003,451
725,000 Northern Trust Corp 4 .000 05/10/27 726,129
500,000 Northern Trust Corp 3 .650 08/03/28 496,900
500,000 Northern Trust Corp 3 .150 05/03/29 485,307
700,000 Northern Trust Corp 1 .950 05/01/30 638,114
100,000 Northern Trust Corp 3 .375 05/08/32 98,053
500,000 Northern Trust Corp 6 .125 11/02/32 546,626
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,455,293
500,000 Oaktree Specialty Lending Corp 7 .100 02/15/29 517,123
300,000 (a) Oaktree Specialty Lending Corp 6 .340 02/27/30 301,331
1,000,000 Oaktree Strategic Credit Fund 6 .500 07/23/29 1,036,372
500,000 (c) Oaktree Strategic Credit Fund 6 .190 07/15/30 510,811
920,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 926,951
200,000 ORIX Corp 3 .700 07/18/27 198,553
500,000 ORIX Corp 5 .000 09/13/27 508,658
500,000 ORIX Corp 4 .650 09/10/29 506,050
1,000,000 ORIX Corp 4 .450 09/09/30 998,320
1,000,000 ORIX Corp 2 .250 03/09/31 892,507

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 ORIX Corp 4 .000% 04/13/32 $ 968,371
500,000 ORIX Corp 5 .200 09/13/32 516,973
500,000 (a) ORIX Corp 5 .400 02/25/35 515,844
1,000,000 PACCAR Financial Corp 4 .000 08/08/28 1,002,659
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 999,876
1,000,000 PayPal Holdings, Inc 4 .450 03/06/28 1,010,438
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 953,360
500,000 PayPal Holdings, Inc 2 .300 06/01/30 460,274
500,000 PayPal Holdings, Inc 5 .150 06/01/34 515,540
1,000,000 PayPal Holdings, Inc 5 .100 04/01/35 1,022,753
1,000,000 PayPal Holdings, Inc 3 .250 06/01/50 703,302
750,000 PayPal Holdings, Inc 5 .050 06/01/52 704,011
1,000,000 PayPal Holdings, Inc 5 .500 06/01/54 1,003,242
750,000 PayPal Holdings, Inc 5 .250 06/01/62 714,870
1,000,000 Phillips 66 Co 5 .875 03/15/56 992,130
2,000,000 (c) Private Export Funding Corp 4 .500 02/07/27 2,012,955
3,000,000 Private Export Funding Corp 1 .400 07/15/28 2,800,759
1,000,000 Private Export Funding Corp 3 .650 03/15/30 979,682
1,000,000 Private Export Funding Corp 4 .600 02/15/34 1,007,608
750,000 Radian Group, Inc 6 .200 05/15/29 783,306
1,000,000 Raymond James Financial, Inc 4 .900 09/11/35 989,039
425,000 Raymond James Financial, Inc 4 .950 07/15/46 392,296
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 750,425
1,000,000 Raymond James Financial, Inc 5 .650 09/11/55 992,180
625,000 S&P Global, Inc 2 .450 03/01/27 612,106
1,000,000 S&P Global, Inc 2 .700 03/01/29 955,383
500,000 S&P Global, Inc 2 .500 12/01/29 468,931
500,000 S&P Global, Inc 1 .250 08/15/30 435,561
1,000,000 S&P Global, Inc 2 .900 03/01/32 915,873
500,000 S&P Global, Inc 3 .250 12/01/49 359,582
1,000,000 S&P Global, Inc 3 .700 03/01/52 770,964
500,000 S&P Global, Inc 2 .300 08/15/60 260,879
1,000,000 S&P Global, Inc 3 .900 03/01/62 767,301
700,000 Sixth Street Lending Partners 6 .500 03/11/29 727,646
750,000 Sixth Street Lending Partners 5 .750 01/15/30 762,100
750,000 (c) Sixth Street Lending Partners 6 .125 07/15/30 775,406
750,000 Sixth Street Specialty Lending, Inc 6 .950 08/14/28 790,817
500,000 Sixth Street Specialty Lending, Inc 5 .625 08/15/30 507,020
1,000,000 (a) State Street Bank & Trust Co 4 .782 11/23/29 1,025,560
1,000,000 State Street Corp 4 .993 03/18/27 1,015,392
525,000 State Street Corp 5 .820 11/04/28 543,346
1,000,000 State Street Corp 4 .530 02/20/29 1,010,707
1,000,000 State Street Corp 5 .684 11/21/29 1,047,979
300,000 State Street Corp 4 .141 12/03/29 300,846
750,000 State Street Corp 2 .400 01/24/30 703,147
1,000,000 State Street Corp 4 .729 02/28/30 1,021,774
1,000,000 State Street Corp 4 .834 04/24/30 1,026,613
1,375,000 State Street Corp 2 .200 03/03/31 1,226,357
1,000,000 State Street Corp 2 .623 02/07/33 896,937
200,000 State Street Corp 4 .421 05/13/33 199,397
750,000 State Street Corp 4 .164 08/04/33 731,928
1,000,000 State Street Corp 4 .821 01/26/34 1,013,283
500,000 State Street Corp 5 .159 05/18/34 517,980
500,000 State Street Corp 3 .031 11/01/34 469,193
350,000 State Street Corp 6 .123 11/21/34 378,761
500,000 State Street Corp 5 .146 02/28/36 511,363
1,000,000 Synchrony Bank 5 .625 08/23/27 1,021,072
900,000 Synchrony Financial 3 .950 12/01/27 889,688
500,000 Synchrony Financial 5 .150 03/19/29 506,300
500,000 Synchrony Financial 5 .019 07/29/29 504,311
500,000 Synchrony Financial 5 .935 08/02/30 518,266
500,000 Synchrony Financial 5 .450 03/06/31 509,483

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 Synchrony Financial 2 .875% 10/28/31 $ 885,615
500,000 Synchrony Financial 6 .000 07/29/36 511,421
1,000,000 TPG Operating Group II LP 5 .875 03/05/34 1,054,797
1,000,000 TPG Operating Group II LP 5 .375 01/15/36 1,002,577
1,500,000 UBS AG. 4 .864 01/10/28 1,512,708
2,000,000 UBS AG. 5 .650 09/11/28 2,090,904
1,000,000 UBS AG. 4 .500 06/26/48 886,687
1,750,000 UBS Group AG. 4 .875 05/15/45 1,642,421
1,865,942 United Air (Mileage Plus Holdings LLC) 5 .800 01/15/36 1,929,704
2,000,000 Visa, Inc 1 .900 04/15/27 1,943,895
1,175,000 Visa, Inc 0 .750 08/15/27 1,112,498
700,000 Visa, Inc 2 .750 09/15/27 686,967
475,000 Visa, Inc 2 .050 04/15/30 436,867
250,000 Visa, Inc 4 .150 12/14/35 241,547
1,500,000 Visa, Inc 2 .700 04/15/40 1,149,193
2,325,000 Visa, Inc 4 .300 12/14/45 2,052,479
1,125,000 Visa, Inc 3 .650 09/15/47 887,480
750,000 Visa, Inc 2 .000 08/15/50 416,651
200,000 Voya Financial, Inc 5 .700 07/15/43 201,160
1,000,000 (a) Western Union Co 2 .750 03/15/31 889,852
TOTAL FINANCIAL SERVICES 651,531,244
FOOD, BEVERAGE & TOBACCO - 1.0%
800,000 Altria Group, Inc 3 .400 05/06/30 767,637
1,000,000 Altria Group, Inc 4 .500 08/06/30 1,003,871
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,914,588
2,000,000 Altria Group, Inc 5 .625 02/06/35 2,076,274
1,000,000 Altria Group, Inc 5 .250 08/06/35 1,011,016
800,000 Altria Group, Inc 5 .800 02/14/39 829,675
1,500,000 Altria Group, Inc 3 .400 02/04/41 1,162,660
925,000 Altria Group, Inc 4 .250 08/09/42 778,295
300,000 Altria Group, Inc 4 .500 05/02/43 258,718
775,000 Altria Group, Inc 5 .375 01/31/44 762,205
900,000 Altria Group, Inc 3 .875 09/16/46 689,869
3,375,000 Altria Group, Inc 5 .950 02/14/49 3,449,174
1,000,000 Altria Group, Inc 4 .450 05/06/50 810,709
1,000,000 Altria Group, Inc 3 .700 02/04/51 720,588
1,000,000 (a) Altria Group, Inc 4 .000 02/04/61 738,052
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 3,110,003
8,216,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 7,696,994
5,000,000 Anheuser-Busch InBev Worldwide, Inc 3 .500 06/01/30 4,867,951
625,000 Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 645,754
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 5,777,183
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 129,045
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,763,854
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 144,175
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,532,985
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 2,047,417
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,241,157
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,442,597
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 456,649
1,325,000 Archer-Daniels-Midland Co 4 .500 08/15/33 1,320,456
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 698,551
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 622,876
929,000 BAT Capital Corp 3 .557 08/15/27 919,497
400,000 BAT Capital Corp 2 .259 03/25/28 382,244
275,000 BAT Capital Corp 4 .906 04/02/30 280,336
1,000,000 BAT Capital Corp 6 .343 08/02/30 1,079,522
900,000 BAT Capital Corp 5 .834 02/20/31 951,893
650,000 BAT Capital Corp 2 .726 03/25/31 593,873
500,000 BAT Capital Corp 4 .742 03/16/32 502,677
1,000,000 BAT Capital Corp 5 .350 08/15/32 1,033,935
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,168,615

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 3,000,000 BAT Capital Corp 4 .625% 03/22/33 $ 2,968,714
1,000,000 BAT Capital Corp 6 .421 08/02/33 1,097,830
2,500,000 BAT Capital Corp 6 .000 02/20/34 2,670,565
1,000,000 BAT Capital Corp 5 .625 08/15/35 1,039,003
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,283,821
1,000,000 BAT Capital Corp 7 .079 08/02/43 1,131,683
1,083,000 BAT Capital Corp 4 .540 08/15/47 908,138
900,000 BAT Capital Corp 4 .758 09/06/49 765,923
500,000 BAT Capital Corp 5 .282 04/02/50 456,328
1,000,000 BAT Capital Corp 5 .650 03/16/52 956,713
1,000,000 BAT Capital Corp 7 .081 08/02/53 1,146,200
500,000 BAT Capital Corp 6 .250 08/15/55 522,813
500,000 BAT International Finance plc 4 .448 03/16/28 503,015
1,000,000 BAT International Finance plc 5 .931 02/02/29 1,050,187
225,000 Brown-Forman Corp 4 .750 04/15/33 227,640
200,000 Brown-Forman Corp 4 .000 04/15/38 179,801
200,000 Brown-Forman Corp 4 .500 07/15/45 176,874
1,000,000 Bunge Ltd 4 .200 09/17/29 996,568
1,500,000 Bunge Ltd 4 .550 08/04/30 1,509,550
1,500,000 Bunge Ltd 2 .750 05/14/31 1,375,215
1,000,000 Bunge Ltd 4 .650 09/17/34 980,298
1,500,000 Bunge Ltd 5 .150 08/04/35 1,517,682
725,000 Campbell Soup Co 4 .150 03/15/28 724,161
325,000 Campbell Soup Co 5 .200 03/21/29 333,725
500,000 Campbell Soup Co 2 .375 04/24/30 456,844
300,000 Campbell Soup Co 5 .400 03/21/34 307,360
1,000,000 Campbell Soup Co 4 .750 03/23/35 969,780
800,000 (a) Campbell Soup Co 4 .800 03/15/48 705,016
500,000 Campbell Soup Co 3 .125 04/24/50 329,677
475,000 Campbell Soup Co 5 .250 10/13/54 439,764
1,000,000 Coca-Cola Co 1 .450 06/01/27 962,764
1,000,000 Coca-Cola Co 1 .500 03/05/28 947,403
600,000 Coca-Cola Co 2 .125 09/06/29 561,565
300,000 Coca-Cola Co 3 .450 03/25/30 292,664
800,000 Coca-Cola Co 1 .650 06/01/30 719,480
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,347,790
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,738,891
2,000,000 Coca-Cola Co 2 .250 01/05/32 1,789,128
1,000,000 Coca-Cola Co 5 .000 05/13/34 1,040,967
500,000 (a) Coca-Cola Co 4 .650 08/14/34 508,876
725,000 Coca-Cola Co 2 .500 06/01/40 539,315
1,000,000 Coca-Cola Co 2 .875 05/05/41 768,802
1,500,000 Coca-Cola Co 2 .600 06/01/50 947,759
1,500,000 Coca-Cola Co 3 .000 03/05/51 1,024,764
2,000,000 Coca-Cola Co 5 .300 05/13/54 1,990,969
750,000 Coca-Cola Co 5 .200 01/14/55 734,722
1,000,000 Coca-Cola Co 2 .750 06/01/60 607,995
1,750,000 Coca-Cola Co 5 .400 05/13/64 1,741,826
1,000,000 Coca-Cola Consolidated, Inc 5 .450 06/01/34 1,045,574
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 636,763
550,000 Coca-Cola Femsa SAB de C.V. 5 .100 05/06/35 553,813
1,000,000 ConAgra Brands, Inc 5 .300 10/01/26 1,010,173
500,000 ConAgra Brands, Inc 1 .375 11/01/27 471,000
100,000 ConAgra Brands, Inc 7 .000 10/01/28 106,984
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,591,701
1,000,000 ConAgra Brands, Inc 5 .000 08/01/30 1,009,932
1,000,000 ConAgra Brands, Inc 5 .750 08/01/35 1,017,974
750,000 ConAgra Brands, Inc 5 .300 11/01/38 720,057
750,000 ConAgra Brands, Inc 5 .400 11/01/48 685,021
300,000 Constellation Brands, Inc 3 .500 05/09/27 296,957
300,000 Constellation Brands, Inc 4 .650 11/15/28 303,302
2,000,000 Constellation Brands, Inc 4 .800 01/15/29 2,031,332

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 Constellation Brands, Inc 3 .150% 08/01/29 $ 961,703
100,000 Constellation Brands, Inc 2 .875 05/01/30 93,565
425,000 Constellation Brands, Inc 2 .250 08/01/31 374,629
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 1,005,367
400,000 (a) Constellation Brands, Inc 4 .900 05/01/33 403,739
300,000 Constellation Brands, Inc 4 .100 02/15/48 236,700
300,000 Constellation Brands, Inc 5 .250 11/15/48 279,223
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 919,986
750,000 Diageo Capital plc 5 .300 10/24/27 768,487
425,000 Diageo Capital plc 3 .875 05/18/28 423,542
425,000 Diageo Capital plc 5 .500 01/24/33 447,765
2,500,000 Diageo Capital plc 5 .625 10/05/33 2,658,870
200,000 Diageo Capital plc 5 .875 09/30/36 216,780
400,000 Diageo Capital plc 3 .875 04/29/43 330,966
500,000 Diageo Investment Corp 5 .125 08/15/30 518,036
500,000 Diageo Investment Corp 5 .625 04/15/35 530,536
100,000 Diageo Investment Corp 4 .250 05/11/42 87,298
100,000 Flowers Foods, Inc 3 .500 10/01/26 99,115
400,000 Flowers Foods, Inc 2 .400 03/15/31 355,014
750,000 Flowers Foods, Inc 5 .750 03/15/35 763,915
750,000 Flowers Foods, Inc 6 .200 03/15/55 743,574
1,000,000 General Mills, Inc 4 .700 01/30/27 1,007,707
800,000 General Mills, Inc 3 .200 02/10/27 790,229
2,300,000 General Mills, Inc 4 .200 04/17/28 2,304,381
1,500,000 General Mills, Inc 5 .500 10/17/28 1,557,440
500,000 General Mills, Inc 4 .875 01/30/30 510,448
100,000 General Mills, Inc 2 .875 04/15/30 93,855
1,000,000 General Mills, Inc 2 .250 10/14/31 881,205
175,000 General Mills, Inc 4 .950 03/29/33 177,351
750,000 (a) General Mills, Inc 5 .250 01/30/35 763,631
951,000 General Mills, Inc 3 .000 02/01/51 620,412
750,000 Hershey Co 4 .250 05/04/28 757,544
300,000 Hershey Co 2 .450 11/15/29 281,495
1,000,000 Hershey Co 4 .750 02/24/30 1,024,050
500,000 Hershey Co 1 .700 06/01/30 447,480
500,000 Hershey Co 4 .950 02/24/32 515,507
150,000 Hershey Co 4 .500 05/04/33 150,488
500,000 Hershey Co 5 .100 02/24/35 515,112
300,000 Hershey Co 3 .375 08/15/46 225,672
300,000 Hershey Co 3 .125 11/15/49 205,864
100,000 Hershey Co 2 .650 06/01/50 62,365
1,500,000 Hormel Foods Corp 1 .700 06/03/28 1,413,191
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,345,512
300,000 Ingredion, Inc 3 .200 10/01/26 296,875
750,000 Ingredion, Inc 3 .900 06/01/50 560,106
200,000 J M Smucker Co 3 .375 12/15/27 197,505
1,000,000 J M Smucker Co 5 .900 11/15/28 1,050,421
150,000 J M Smucker Co 2 .375 03/15/30 138,519
129,000 J M Smucker Co 2 .125 03/15/32 110,942
1,000,000 J M Smucker Co 6 .200 11/15/33 1,086,127
300,000 J M Smucker Co 4 .250 03/15/35 283,352
250,000 J M Smucker Co 6 .500 11/15/43 272,630
300,000 J M Smucker Co 4 .375 03/15/45 252,777
1,250,000 (a) J M Smucker Co 6 .500 11/15/53 1,379,168
2,000,000 JBS USA Holding Lux Sarl 6 .750 03/15/34 2,211,007
1,000,000 (c) JBS USA Holding Lux Sarl 5 .500 01/15/36 1,021,210
1,000,000 JBS USA Holding Lux Sarl 7 .250 11/15/53 1,146,717
1,000,000 (c) JBS USA Holding Lux Sarl 6 .250 03/01/56 1,025,390
1,000,000 (c) JBS USA Holding Lux Sarl 6 .375 04/15/66 1,028,040
2,179,000 JBS USA LUX S.A. 5 .750 04/01/33 2,275,595
2,000,000 JBS USA LUX S.A. 6 .500 12/01/52 2,107,480
1,000,000 (c) JBS USA LUX Sarl 5 .950 04/20/35 1,050,502

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 (c) JBS USA LUX Sarl 6 .375% 02/25/55 $ 1,041,195
1,000,000 Kellanova 5 .750 05/16/54 1,011,942
200,000 Kellogg Co 3 .400 11/15/27 197,545
275,000 Kellogg Co 2 .100 06/01/30 249,290
150,000 Kellogg Co 4 .500 04/01/46 131,443
1,000,000 Keurig Dr Pepper, Inc 5 .050 03/15/29 1,017,924
1,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 983,609
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 707,530
500,000 Keurig Dr Pepper, Inc 2 .250 03/15/31 440,884
1,000,000 Keurig Dr Pepper, Inc 5 .200 03/15/31 1,022,096
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,911,048
500,000 Keurig Dr Pepper, Inc 5 .300 03/15/34 505,569
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 405,126
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 991,903
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 403,925
1,500,000 Kraft Heinz Foods Co 3 .875 05/15/27 1,493,312
1,000,000 Kraft Heinz Foods Co 3 .750 04/01/30 969,863
2,000,000 Kraft Heinz Foods Co 5 .200 03/15/32 2,049,347
2,000,000 (a) Kraft Heinz Foods Co 5 .400 03/15/35 2,043,461
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 924,006
4,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 3,499,216
1,500,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,416,809
500,000 McCormick & Co, Inc 2 .500 04/15/30 462,824
325,000 McCormick & Co, Inc 1 .850 02/15/31 284,501
500,000 McCormick & Co, Inc 4 .950 04/15/33 509,840
500,000 McCormick & Co, Inc 4 .700 10/15/34 490,151
400,000 McCormick & Co, Inc 4 .200 08/15/47 327,078
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 315,916
525,000 Molson Coors Beverage Co 5 .000 05/01/42 490,664
1,550,000 Molson Coors Beverage Co 4 .200 07/15/46 1,262,746
1,000,000 Mondelez International, Inc 4 .750 02/20/29 1,021,954
356,000 Mondelez International, Inc 2 .750 04/13/30 333,795
1,000,000 Mondelez International, Inc 4 .500 05/06/30 1,008,215
400,000 Mondelez International, Inc 1 .500 02/04/31 346,910
725,000 (a) Mondelez International, Inc 1 .875 10/15/32 619,101
1,000,000 (a) Mondelez International, Inc 4 .750 08/28/34 998,145
1,000,000 Mondelez International, Inc 5 .125 05/06/35 1,019,110
1,200,000 Mondelez International, Inc 2 .625 09/04/50 728,616
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4 .550 02/16/29 1,524,141
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .700 02/16/34 2,006,300
1,000,000 PepsiCo, Inc 4 .450 02/07/28 1,013,906
1,500,000 PepsiCo, Inc 4 .450 05/15/28 1,523,361
1,500,000 PepsiCo, Inc 4 .100 01/15/29 1,505,300
1,000,000 PepsiCo, Inc 4 .500 07/17/29 1,017,773
1,000,000 PepsiCo, Inc 4 .600 02/07/30 1,021,470
500,000 PepsiCo, Inc 2 .750 03/19/30 472,563
1,500,000 PepsiCo, Inc 4 .300 07/23/30 1,509,150
2,000,000 (a) PepsiCo, Inc 1 .400 02/25/31 1,739,413
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,758,190
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,074,232
2,000,000 PepsiCo, Inc 4 .650 07/23/32 2,029,513
1,000,000 PepsiCo, Inc 4 .800 07/17/34 1,015,794
1,000,000 PepsiCo, Inc 5 .000 02/07/35 1,023,641
2,000,000 PepsiCo, Inc 5 .000 07/23/35 2,037,296
575,000 PepsiCo, Inc 2 .625 10/21/41 418,349
750,000 PepsiCo, Inc 2 .875 10/15/49 503,322
1,000,000 PepsiCo, Inc 2 .750 10/21/51 640,075
1,000,000 PepsiCo, Inc 4 .200 07/18/52 833,356
2,500,000 PepsiCo, Inc 4 .650 02/15/53 2,243,376
1,000,000 (a) PepsiCo, Inc 5 .250 07/17/54 986,067
400,000 Philip Morris Interanational, Inc 6 .375 05/16/38 448,910
1,500,000 Philip Morris International, Inc 5 .125 11/17/27 1,532,526

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 Philip Morris International, Inc 5 .250% 09/07/28 $ 1,032,371
1,000,000 Philip Morris International, Inc 4 .875 02/13/29 1,021,464
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,409,617
1,000,000 Philip Morris International, Inc 4 .625 11/01/29 1,014,818
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,578,331
2,000,000 Philip Morris International, Inc 5 .125 02/15/30 2,066,871
450,000 Philip Morris International, Inc 2 .100 05/01/30 410,087
1,000,000 Philip Morris International, Inc 5 .500 09/07/30 1,051,448
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 884,862
1,000,000 Philip Morris International, Inc 5 .125 02/13/31 1,034,896
1,000,000 Philip Morris International, Inc 4 .750 11/01/31 1,017,142
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,598,166
2,500,000 Philip Morris International, Inc 5 .375 02/15/33 2,610,788
1,000,000 Philip Morris International, Inc 5 .625 09/07/33 1,060,583
1,500,000 Philip Morris International, Inc 5 .250 02/13/34 1,548,884
1,000,000 Philip Morris International, Inc 4 .900 11/01/34 1,007,865
225,000 Philip Morris International, Inc 4 .375 11/15/41 201,527
200,000 Philip Morris International, Inc 4 .500 03/20/42 180,494
275,000 Philip Morris International, Inc 3 .875 08/21/42 228,302
300,000 Philip Morris International, Inc 4 .125 03/04/43 256,434
200,000 Philip Morris International, Inc 4 .875 11/15/43 186,351
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,722,755
2,000,000 Pilgrim's Pride Corp 6 .250 07/01/33 2,134,880
750,000 Pilgrim's Pride Corp 6 .875 05/15/34 828,068
750,000 Reynolds American, Inc 5 .700 08/15/35 780,716
65,000 Reynolds American, Inc 7 .250 06/15/37 74,796
200,000 Reynolds American, Inc 6 .150 09/15/43 205,293
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,758,976
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,137,971
500,000 Tyson Foods, Inc 4 .350 03/01/29 500,384
1,000,000 Tyson Foods, Inc 5 .400 03/15/29 1,034,324
1,000,000 Tyson Foods, Inc 5 .700 03/15/34 1,053,736
500,000 Tyson Foods, Inc 5 .150 08/15/44 468,358
300,000 Tyson Foods, Inc 4 .550 06/02/47 256,662
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,568,604
TOTAL FOOD, BEVERAGE & TOBACCO 260,666,290
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,707,169
625,000 Abbott Laboratories 1 .150 01/30/28 588,696
200,000 Abbott Laboratories 1 .400 06/30/30 177,891
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,775,190
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,311,144
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 627,582
500,000 Adventist Health System 2 .952 03/01/29 471,847
1,000,000 Adventist Health System 4 .742 12/01/30 1,000,386
1,000,000 Adventist Health System 5 .430 03/01/32 1,024,236
295,000 Adventist Health System 5 .757 12/01/34 303,291
500,000 Adventist Health System 3 .630 03/01/49 342,734
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 198,936
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 687,520
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 84,129
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 434,237
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 334,363
440,000 Aetna, Inc 6 .625 06/15/36 483,774
350,000 Aetna, Inc 4 .500 05/15/42 302,566
1,500,000 AHS Hospital Corp 2 .780 07/01/51 942,870
200,000 Allina Health System 3 .887 04/15/49 155,252
520,000 Allina Health System 2 .902 11/15/51 330,096
200,000 AmerisourceBergen Corp 3 .450 12/15/27 197,186
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 936,527
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 917,040
700,000 AmerisourceBergen Corp 4 .300 12/15/47 582,864

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 Ascension Health 2 .532% 11/15/29 $ 939,995
1,000,000 Ascension Health 3 .106 11/15/39 788,129
875,000 Ascension Health 3 .945 11/15/46 716,120
200,000 Ascension Health 4 .847 11/15/53 181,258
500,000 Banner Health 2 .338 01/01/30 463,715
750,000 Banner Health 1 .897 01/01/31 665,166
750,000 Banner Health 2 .913 01/01/51 478,796
1,000,000 (a) Baptist Health South Florida Obligated Group 3 .115 11/15/71 588,878
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 722,848
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,267,126
1,000,000 Baxter International, Inc 1 .730 04/01/31 859,667
1,150,000 Baxter International, Inc 2 .539 02/01/32 1,008,195
300,000 Baxter International, Inc 3 .500 08/15/46 214,279
1,000,000 Baxter International, Inc 3 .132 12/01/51 638,234
750,000 BayCare Health System, Inc 3 .831 11/15/50 583,869
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,329,863
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 245,413
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 162,732
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 644,626
1,000,000 Becton Dickinson & Co 4 .693 02/13/28 1,012,608
1,000,000 Becton Dickinson & Co 4 .874 02/08/29 1,019,739
1,000,000 Becton Dickinson & Co 5 .081 06/07/29 1,026,846
675,000 Becton Dickinson & Co 2 .823 05/20/30 632,533
1,500,000 Becton Dickinson & Co 1 .957 02/11/31 1,323,105
1,000,000 Becton Dickinson & Co 4 .298 08/22/32 984,465
1,000,000 Becton Dickinson & Co 5 .110 02/08/34 1,021,953
343,000 Becton Dickinson & Co 4 .685 12/15/44 307,177
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 883,588
447,000 Becton Dickinson & Co 3 .794 05/20/50 342,272
235,000 (a) Beth Israel Lahey Health, Inc 3 .080 07/01/51 153,877
200,000 Bon Secours Mercy Health, Inc 4 .302 07/01/28 201,250
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,338,560
343,000 Boston Scientific Corp 4 .550 03/01/39 327,265
256,000 Boston Scientific Corp 4 .700 03/01/49 234,999
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,459,005
1,000,000 Cardinal Health, Inc 5 .125 02/15/29 1,028,649
1,000,000 Cardinal Health, Inc 5 .000 11/15/29 1,025,392
1,000,000 Cardinal Health, Inc 4 .500 09/15/30 1,003,048
1,000,000 Cardinal Health, Inc 5 .450 02/15/34 1,038,027
1,000,000 Cardinal Health, Inc 5 .350 11/15/34 1,027,902
475,000 Cardinal Health, Inc 5 .150 09/15/35 477,828
100,000 Cardinal Health, Inc 4 .600 03/15/43 87,258
200,000 Cardinal Health, Inc 4 .500 11/15/44 171,519
200,000 Cardinal Health, Inc 4 .900 09/15/45 180,460
500,000 Cardinal Health, Inc 4 .368 06/15/47 416,521
500,000 Cardinal Health, Inc 5 .750 11/15/54 501,467
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 895,182
750,000 Cencora, Inc 4 .850 12/15/29 765,256
500,000 Cencora, Inc 5 .150 02/15/35 510,616
500,000 Cencora,,Inc 5 .125 02/15/34 511,917
2,000,000 Centene Corp 2 .450 07/15/28 1,858,466
2,000,000 Centene Corp 3 .000 10/15/30 1,787,075
3,500,000 Centene Corp 2 .500 03/01/31 3,014,949
2,000,000 Centene Corp 2 .625 08/01/31 1,718,050
1,000,000 Children's Health System of Texas 2 .511 08/15/50 594,729
100,000 Children's Hospital Corp 4 .115 01/01/47 83,656
1,000,000 Children's Hospital Corp 2 .585 02/01/50 617,409
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 629,988
200,000 Christus Health 4 .341 07/01/28 200,473
300,000 Cigna Group 3 .050 10/15/27 292,625
2,000,000 Cigna Group 4 .375 10/15/28 2,010,520
1,000,000 Cigna Group 5 .000 05/15/29 1,025,972

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 218,000 Cigna Group 2 .400% 03/15/30 $ 201,215
550,000 Cigna Group 2 .375 03/15/31 494,849
1,000,000 Cigna Group 5 .125 05/15/31 1,034,802
1,000,000 Cigna Group 4 .875 09/15/32 1,010,083
2,500,000 Cigna Group 5 .400 03/15/33 2,608,181
1,000,000 Cigna Group 5 .250 02/15/34 1,029,347
1,000,000 Cigna Group 5 .250 01/15/36 1,012,744
1,700,000 Cigna Group 4 .800 08/15/38 1,622,208
225,000 Cigna Group 3 .200 03/15/40 176,099
93,000 Cigna Group 6 .125 11/15/41 98,550
975,000 Cigna Group 4 .800 07/15/46 873,396
1,150,000 Cigna Group 3 .875 10/15/47 889,663
2,450,000 Cigna Group 4 .900 12/15/48 2,199,347
750,000 Cigna Group 3 .400 03/15/50 526,477
1,100,000 Cigna Group 3 .400 03/15/51 765,387
1,875,000 Cigna Group 5 .600 02/15/54 1,843,793
375,000 Cigna Group 6 .000 01/15/56 388,988
600,000 City of Hope 4 .378 08/15/48 493,160
750,000 CommonSpirit Health 6 .073 11/01/27 777,761
1,000,000 CommonSpirit Health 3 .347 10/01/29 965,822
1,000,000 CommonSpirit Health 2 .782 10/01/30 924,177
1,000,000 CommonSpirit Health 5 .205 12/01/31 1,033,395
760,000 CommonSpirit Health 5 .318 12/01/34 772,188
300,000 CommonSpirit Health 4 .350 11/01/42 258,061
750,000 CommonSpirit Health 3 .817 10/01/49 563,489
715,000 CommonSpirit Health 4 .187 10/01/49 566,911
500,000 CommonSpirit Health 3 .910 10/01/50 374,857
750,000 CommonSpirit Health 6 .461 11/01/52 818,743
905,000 CommonSpirit Health 5 .548 12/01/54 871,421
750,000 Community Health Network, Inc 3 .099 05/01/50 484,838
500,000 Corewell Health Obligated Group 3 .487 07/15/49 371,487
485,000 Cottage Health Obligated Group 3 .304 11/01/49 343,335
6,000,000 CVS Health Corp 1 .300 08/21/27 5,684,216
1,000,000 CVS Health Corp 5 .000 01/30/29 1,019,653
1,500,000 CVS Health Corp 5 .400 06/01/29 1,551,010
275,000 CVS Health Corp 3 .250 08/15/29 263,628
2,000,000 CVS Health Corp 5 .125 02/21/30 2,050,168
1,825,000 CVS Health Corp 1 .750 08/21/30 1,601,915
1,000,000 CVS Health Corp 5 .250 01/30/31 1,029,267
1,525,000 CVS Health Corp 1 .875 02/28/31 1,325,403
1,000,000 CVS Health Corp 5 .550 06/01/31 1,045,995
1,000,000 CVS Health Corp 2 .125 09/15/31 868,012
2,000,000 CVS Health Corp 5 .250 02/21/33 2,046,292
850,000 CVS Health Corp 5 .300 06/01/33 870,115
500,000 CVS Health Corp 5 .700 06/01/34 521,773
775,000 CVS Health Corp 5 .450 09/15/35 788,642
4,100,000 CVS Health Corp 4 .780 03/25/38 3,842,673
400,000 CVS Health Corp 5 .300 12/05/43 374,390
1,000,000 CVS Health Corp 6 .000 06/01/44 1,014,513
1,800,000 CVS Health Corp 5 .125 07/20/45 1,633,976
6,525,000 CVS Health Corp 5 .050 03/25/48 5,805,537
2,000,000 CVS Health Corp 5 .625 02/21/53 1,900,536
1,500,000 CVS Health Corp 5 .875 06/01/53 1,473,902
1,500,000 CVS Health Corp 6 .050 06/01/54 1,517,305
1,500,000 CVS Health Corp 6 .000 06/01/63 1,477,677
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 79,083
1,000,000 (a) DENTSPLY SIRONA, Inc 3 .250 06/01/30 920,152
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 282,570
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 450,626
200,000 Dignity Health 5 .267 11/01/64 180,894
400,000 Duke University Health System, Inc 3 .920 06/01/47 322,509
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 401,391

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 2,000,000 Elevance Health, Inc 4 .750% 02/15/30 $ 2,033,923
1,500,000 Elevance Health, Inc 2 .250 05/15/30 1,369,132
1,000,000 Elevance Health, Inc 2 .550 03/15/31 907,902
2,000,000 Elevance Health, Inc 4 .950 11/01/31 2,036,569
50,000 Elevance Health, Inc 4 .100 05/15/32 48,570
500,000 Elevance Health, Inc 5 .500 10/15/32 525,451
1,000,000 Elevance Health, Inc 4 .750 02/15/33 1,003,083
1,500,000 Elevance Health, Inc 5 .375 06/15/34 1,546,789
2,500,000 Elevance Health, Inc 5 .200 02/15/35 2,547,955
1,150,000 Elevance Health, Inc 4 .625 05/15/42 1,036,825
125,000 Elevance Health, Inc 4 .650 01/15/43 112,151
500,000 Elevance Health, Inc 5 .100 01/15/44 472,995
425,000 Elevance Health, Inc 4 .650 08/15/44 376,952
625,000 Elevance Health, Inc 4 .375 12/01/47 521,235
1,800,000 Elevance Health, Inc 4 .550 03/01/48 1,538,755
500,000 Elevance Health, Inc 3 .700 09/15/49 367,140
650,000 Elevance Health, Inc 3 .125 05/15/50 430,004
425,000 Elevance Health, Inc 3 .600 03/15/51 304,241
600,000 Elevance Health, Inc 4 .550 05/15/52 502,355
1,750,000 Elevance Health, Inc 6 .100 10/15/52 1,820,118
450,000 Elevance Health, Inc 5 .125 02/15/53 411,022
900,000 Elevance Health, Inc 5 .650 06/15/54 884,551
500,000 Elevance Health, Inc 5 .850 11/01/64 497,603
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 793,470
1,000,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 1,030,643
150,000 GE HealthCare Technologies, Inc 4 .800 08/14/29 152,947
1,000,000 GE HealthCare Technologies, Inc 5 .857 03/15/30 1,059,500
1,000,000 GE HealthCare Technologies, Inc 4 .800 01/15/31 1,016,418
1,500,000 GE HealthCare Technologies, Inc 5 .905 11/22/32 1,614,019
1,000,000 GE HealthCare Technologies, Inc 5 .500 06/15/35 1,036,586
1,500,000 GE HealthCare Technologies, Inc 6 .377 11/22/52 1,657,427
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 534,315
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 166,397
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 484,517
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 170,010
685,000 Hartford HealthCare Corp 3 .447 07/01/54 500,930
2,000,000 HCA, Inc 3 .125 03/15/27 1,971,878
525,000 HCA, Inc 5 .000 03/01/28 534,661
1,000,000 HCA, Inc 3 .375 03/15/29 969,765
1,500,000 HCA, Inc 4 .125 06/15/29 1,487,000
1,000,000 HCA, Inc 5 .250 03/01/30 1,032,422
2,000,000 HCA, Inc 3 .500 09/01/30 1,910,324
2,500,000 HCA, Inc 5 .450 04/01/31 2,598,699
2,000,000 HCA, Inc 2 .375 07/15/31 1,774,250
1,000,000 HCA, Inc 5 .500 03/01/32 1,041,831
2,000,000 HCA, Inc 3 .625 03/15/32 1,876,304
2,000,000 HCA, Inc 5 .500 06/01/33 2,077,879
1,500,000 HCA, Inc 5 .600 04/01/34 1,557,127
1,000,000 HCA, Inc 5 .450 09/15/34 1,025,790
1,000,000 HCA, Inc 5 .750 03/01/35 1,045,474
225,000 HCA, Inc 5 .125 06/15/39 216,802
125,000 HCA, Inc 4 .375 03/15/42 106,967
875,000 HCA, Inc 5 .500 06/15/47 834,715
1,500,000 HCA, Inc 5 .250 06/15/49 1,373,984
1,000,000 HCA, Inc 3 .500 07/15/51 684,116
1,700,000 HCA, Inc 4 .625 03/15/52 1,403,774
500,000 HCA, Inc 5 .900 06/01/53 493,674
1,500,000 HCA, Inc 6 .000 04/01/54 1,502,938
1,000,000 HCA, Inc 5 .950 09/15/54 997,807
1,000,000 HCA, Inc 6 .200 03/01/55 1,032,282
750,000 HCA, Inc 6 .100 04/01/64 753,023
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 765,577

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 500,000 Humana, Inc 5 .750% 03/01/28 $ 515,778
750,000 Humana, Inc 5 .750 12/01/28 781,220
500,000 Humana, Inc 3 .700 03/23/29 488,617
175,000 Humana, Inc 3 .125 08/15/29 166,571
1,000,000 Humana, Inc 5 .375 04/15/31 1,028,611
325,000 Humana, Inc 2 .150 02/03/32 277,174
500,000 Humana, Inc 5 .875 03/01/33 526,052
750,000 Humana, Inc 5 .950 03/15/34 788,821
1,500,000 Humana, Inc 5 .550 05/01/35 1,528,138
200,000 Humana, Inc 4 .625 12/01/42 173,270
300,000 Humana, Inc 4 .950 10/01/44 266,315
600,000 Humana, Inc 4 .800 03/15/47 512,088
500,000 Humana, Inc 3 .950 08/15/49 371,127
1,500,000 Humana, Inc 5 .500 03/15/53 1,385,291
500,000 Humana, Inc 5 .750 04/15/54 477,245
1,000,000 Humana, Inc 6 .000 05/01/55 990,232
500,000 Icon Investments Six Dac 5 .849 05/08/29 521,901
1,000,000 Icon Investments Six Dac 6 .000 05/08/34 1,049,702
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 161,699
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 958,796
1,000,000 Inova Health System Foundation 4 .068 05/15/52 806,202
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 553,348
445,000 Iowa Health System 3 .665 02/15/50 335,829
900,000 IQVIA, Inc 5 .700 05/15/28 928,530
1,000,000 IQVIA, Inc 6 .250 02/01/29 1,052,635
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 281,279
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 493,822
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 1,035,481
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 94,714
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,058,017
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 707,996
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 663,361
755,000 Koninklijke Philips NV 5 .000 03/15/42 709,585
1,000,000 Laboratory Corp of America Holdings 4 .350 04/01/30 1,000,139
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 909,871
1,000,000 Laboratory Corp of America Holdings 4 .550 04/01/32 994,934
1,000,000 Laboratory Corp of America Holdings 4 .800 10/01/34 992,239
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 718,238
100,000 Mass General Brigham, Inc 3 .765 07/01/48 77,387
750,000 Mass General Brigham, Inc 3 .192 07/01/49 527,932
100,000 (a) Mass General Brigham, Inc 4 .117 07/01/55 82,247
1,000,000 Mass General Brigham, Inc 3 .342 07/01/60 667,054
200,000 Mayo Clinic 4 .000 11/15/47 160,487
200,000 Mayo Clinic 4 .128 11/15/52 161,535
1,500,000 Mayo Clinic 3 .196 11/15/61 970,881
1,500,000 McKesson Corp 4 .250 09/15/29 1,506,282
500,000 McKesson Corp 4 .650 05/30/30 508,553
500,000 McKesson Corp 4 .950 05/30/32 511,993
350,000 McKesson Corp 5 .100 07/15/33 362,654
500,000 McKesson Corp 5 .250 05/30/35 514,998
200,000 McLaren Health Care Corp 4 .386 05/15/48 169,655
135,000 MedStar Health, Inc 3 .626 08/15/49 98,662
575,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 579,058
1,000,000 Medtronic Global Holdings S.C.A 4 .500 03/30/33 1,000,663
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,725,432
1,074,000 Medtronic, Inc 4 .625 03/15/45 986,694
500,000 Memorial Health Services 3 .447 11/01/49 359,722
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 663,845
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 162,916
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 407,340
1,000,000 Methodist Hospital 2 .705 12/01/50 623,493
500,000 Montefiore Obligated Group 5 .246 11/01/48 409,366

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 750,000 Montefiore Obligated Group 4 .287% 09/01/50 $ 512,832
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 751,509
380,000 MyMichigan Health 3 .409 06/01/50 269,778
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 868,201
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 699,568
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 250,609
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 118,954
1,000,000 (a) New York and Presbyterian Hospital 2 .606 08/01/60 558,245
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 351,729
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 110,706
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 553,167
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 369,334
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 618,276
1,000,000 Novant Health, Inc 2 .637 11/01/36 799,761
1,000,000 Novant Health, Inc 3 .318 11/01/61 656,097
1,000,000 NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2 .667 10/01/50 616,693
350,000 NYU Langone Hospitals 5 .750 07/01/43 360,853
250,000 NYU Langone Hospitals 4 .368 07/01/47 216,450
915,000 (a) NYU Langone Hospitals 3 .380 07/01/55 634,834
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 840,252
1,000,000 OhioHealth Corp 2 .297 11/15/31 891,790
750,000 OhioHealth Corp 3 .042 11/15/50 515,954
100,000 Orlando Health Obligated Group 4 .089 10/01/48 81,637
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 711,539
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 172,173
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 484,977
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 429,060
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 354,982
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 635,743
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 653,277
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 196,815
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 532,615
1,000,000 Providence St. Joseph Health Obligated Group 5 .369 10/01/32 1,029,849
945,000 Providence St. Joseph Health Obligated Group 5 .403 10/01/33 971,340
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 75,691
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 268,731
1,000,000 Providence St. Joseph Health Obligated Group 2 .700 10/01/51 595,723
785,000 Queen's Health Systems 4 .810 07/01/52 702,968
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 506,219
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 500,460
500,000 Quest Diagnostics, Inc 4 .625 12/15/29 507,639
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 706,726
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 459,651
250,000 Quest Diagnostics, Inc 6 .400 11/30/33 277,386
1,000,000 Quest Diagnostics, Inc 5 .000 12/15/34 1,012,177
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 273,700
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 1,009,762
390,000 Rush Obligated Group 3 .922 11/15/29 384,446
425,000 Sentara Healthcare 2 .927 11/01/51 271,483
1,000,000 Sharp HealthCare 2 .680 08/01/50 624,757
1,000,000 Smith & Nephew plc 2 .032 10/14/30 893,931
500,000 Smith & Nephew plc 5 .400 03/20/34 516,225
400,000 SSM Health Care Corp 3 .823 06/01/27 397,678
500,000 SSM Health Care Corp 4 .894 06/01/28 508,791
1,620,000 Stanford Health Care 3 .027 08/15/51 1,075,976
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 911,146
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 736,001
1,000,000 Stryker Corp 4 .550 02/10/27 1,008,235
500,000 Stryker Corp 3 .650 03/07/28 495,420
1,000,000 Stryker Corp 4 .850 12/08/28 1,024,180
1,250,000 Stryker Corp 4 .250 09/11/29 1,253,263
1,000,000 Stryker Corp 4 .850 02/10/30 1,024,871

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 600,000 Stryker Corp 1 .950% 06/15/30 $ 542,217
1,250,000 Stryker Corp 4 .625 09/11/34 1,243,899
1,000,000 Stryker Corp 5 .200 02/10/35 1,031,253
200,000 Stryker Corp 4 .100 04/01/43 170,520
200,000 Stryker Corp 4 .375 05/15/44 175,227
550,000 Stryker Corp 4 .625 03/15/46 497,473
575,000 Stryker Corp 2 .900 06/15/50 385,503
1,500,000 Summa Health 3 .511 11/15/51 1,212,384
200,000 Sutter Health 3 .695 08/15/28 198,253
1,000,000 Sutter Health 2 .294 08/15/30 914,781
435,000 Sutter Health 5 .213 08/15/32 450,269
750,000 Sutter Health 5 .164 08/15/33 770,545
745,000 Sutter Health 5 .537 08/15/35 781,402
500,000 Sutter Health 3 .161 08/15/40 393,742
200,000 Sutter Health 4 .091 08/15/48 163,697
500,000 Sutter Health 3 .361 08/15/50 355,135
135,000 (a) Sutter Health 5 .547 08/15/53 135,210
1,000,000 Texas Health Resources 2 .328 11/15/50 571,124
100,000 Texas Health Resources 4 .330 11/15/55 83,588
450,000 Toledo Hospital 5 .750 11/15/38 450,469
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,465,002
300,000 Trinity Health Corp 4 .125 12/01/45 253,247
185,000 Trinity Health Corp 3 .434 12/01/48 136,667
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 942,079
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 198,800
2,000,000 UnitedHealth Group, Inc 5 .250 02/15/28 2,053,620
2,375,000 UnitedHealth Group, Inc 3 .850 06/15/28 2,365,972
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 497,264
1,500,000 UnitedHealth Group, Inc 4 .250 01/15/29 1,505,231
1,000,000 UnitedHealth Group, Inc 4 .700 04/15/29 1,018,601
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,495,068
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 954,127
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 1,041,001
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 1,994,188
2,000,000 UnitedHealth Group, Inc 4 .900 04/15/31 2,050,650
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,568,762
1,000,000 UnitedHealth Group, Inc 4 .950 01/15/32 1,024,631
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 788,574
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,567,788
1,500,000 UnitedHealth Group, Inc 4 .500 04/15/33 1,484,158
1,500,000 UnitedHealth Group, Inc 5 .000 04/15/34 1,523,512
3,000,000 UnitedHealth Group, Inc 5 .150 07/15/34 3,079,071
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 160,661
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 413,241
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 231,770
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 229,379
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 745,128
1,500,000 UnitedHealth Group, Inc 3 .050 05/15/41 1,141,041
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 266,624
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 293,724
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 325,851
1,500,000 UnitedHealth Group, Inc 5 .500 07/15/44 1,502,832
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 664,054
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 249,514
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 383,824
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,405,372
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 748,666
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,578,655
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 2,045,881
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 396,721
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,542,128
1,500,000 UnitedHealth Group, Inc 5 .050 04/15/53 1,374,430

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 3,000,000 UnitedHealth Group, Inc 5 .375% 04/15/54 $ 2,881,114
100,000 UnitedHealth Group, Inc 5 .950 06/15/55 104,260
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 916,142
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 618,641
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 439,650
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,044,539
1,500,000 UnitedHealth Group, Inc 5 .200 04/15/63 1,373,452
2,000,000 UnitedHealth Group, Inc 5 .500 04/15/64 1,917,128
500,000 Universal Health Services, Inc 4 .625 10/15/29 499,514
1,000,000 Universal Health Services, Inc 2 .650 01/15/32 869,891
1,000,000 Universal Health Services, Inc 5 .050 10/15/34 976,011
500,000 University of Pittsburgh Medical Center 5 .035 05/15/33 509,392
500,000 University of Pittsburgh Medical Center 5 .377 05/15/43 489,075
370,000 (a) WakeMed 3 .286 10/01/52 254,478
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 127,783
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 314,570
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 590,558
1,000,000 Zimmer Biomet Holdings, Inc 5 .050 02/19/30 1,028,315
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,347,952
1,000,000 Zimmer Biomet Holdings, Inc 5 .200 09/15/34 1,023,836
1,000,000 Zimmer Biomet Holdings, Inc 5 .500 02/19/35 1,041,596
TOTAL HEALTH CARE EQUIPMENT & SERVICES 350,469,440
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 493,439
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 221,441
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 529,905
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 79,961
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 674,301
300,000 Clorox Co 3 .100 10/01/27 294,496
500,000 Clorox Co 3 .900 05/15/28 498,296
750,000 Clorox Co 4 .400 05/01/29 756,666
1,000,000 Clorox Co 1 .800 05/15/30 896,652
375,000 Clorox Co 4 .600 05/01/32 379,083
1,000,000 Colgate-Palmolive Co 3 .100 08/15/27 988,338
1,000,000 Colgate-Palmolive Co 4 .600 03/01/28 1,017,733
60,000 Colgate-Palmolive Co 6 .450 06/16/28 62,876
225,000 Colgate-Palmolive Co 3 .250 08/15/32 211,022
1,000,000 Colgate-Palmolive Co 4 .600 03/01/33 1,019,794
300,000 Colgate-Palmolive Co 4 .000 08/15/45 251,943
550,000 Colgate-Palmolive Co 3 .700 08/01/47 441,544
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 444,554
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 186,084
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 93,237
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,324,307
750,000 Estee Lauder Cos, Inc 4 .650 05/15/33 751,427
1,000,000 Estee Lauder Cos, Inc 5 .000 02/14/34 1,014,181
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 109,051
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 253,427
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 302,244
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 464,718
750,000 Estee Lauder Cos, Inc 5 .150 05/15/53 725,956
1,900,000 Haleon US Capital LLC 3 .375 03/24/27 1,880,269
725,000 Haleon US Capital LLC 3 .375 03/24/29 705,794
1,500,000 Haleon US Capital LLC 3 .625 03/24/32 1,421,461
1,000,000 Haleon US Capital LLC 4 .000 03/24/52 799,020
1,000,000 Kenvue, Inc 5 .000 03/22/30 1,027,226
500,000 Kenvue, Inc 4 .850 05/22/32 507,218
1,250,000 Kenvue, Inc 4 .900 03/22/33 1,270,697
500,000 Kenvue, Inc 5 .100 03/22/43 482,307
1,250,000 Kenvue, Inc 5 .050 03/22/53 1,162,328
1,000,000 Kenvue, Inc 5 .200 03/22/63 927,497
200,000 Kimberly-Clark Corp 1 .050 09/15/27 189,745

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 412,000 Kimberly-Clark Corp 3 .950% 11/01/28 $ 412,083
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,462,341
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,336,718
500,000 Kimberly-Clark Corp 4 .500 02/16/33 505,643
200,000 Kimberly-Clark Corp 6 .625 08/01/37 233,165
725,000 Kimberly-Clark Corp 3 .200 07/30/46 529,653
200,000 Kimberly-Clark Corp 3 .900 05/04/47 161,676
300,000 Kimberly-Clark Corp 2 .875 02/07/50 198,974
1,000,000 Procter & Gamble Co 4 .350 01/29/29 1,016,341
1,000,000 Procter & Gamble Co 4 .150 10/24/29 1,011,649
2,000,000 Procter & Gamble Co 3 .000 03/25/30 1,919,293
1,150,000 Procter & Gamble Co 1 .200 10/29/30 1,006,432
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,348,637
1,500,000 Procter & Gamble Co 4 .050 01/26/33 1,498,990
2,000,000 Procter & Gamble Co 4 .550 01/29/34 2,029,652
1,000,000 Procter & Gamble Co 4 .550 10/24/34 1,011,506
800,000 Unilever Capital Corp 2 .900 05/05/27 788,461
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,139,341
700,000 Unilever Capital Corp 4 .875 09/08/28 719,249
1,000,000 Unilever Capital Corp 2 .125 09/06/29 931,358
175,000 Unilever Capital Corp 1 .375 09/14/30 154,321
200,000 Unilever Capital Corp 1 .750 08/12/31 175,401
430,000 Unilever Capital Corp 5 .900 11/15/32 471,442
700,000 Unilever Capital Corp 5 .000 12/08/33 726,621
1,300,000 Unilever Capital Corp 4 .625 08/12/34 1,306,388
500,000 Unilever Capital Corp 2 .625 08/12/51 315,587
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 47,271,160
INSURANCE - 0.8%
500,000 Aegon NV 5 .500 04/11/48 504,170
200,000 Aflac, Inc 2 .875 10/15/26 197,700
375,000 Aflac, Inc 3 .600 04/01/30 367,420
200,000 Aflac, Inc 4 .000 10/15/46 163,126
500,000 Aflac, Inc 4 .750 01/15/49 448,575
1,000,000 Alleghany Corp 3 .625 05/15/30 976,610
200,000 Alleghany Corp 4 .900 09/15/44 187,223
1,000,000 Alleghany Corp 3 .250 08/15/51 693,942
275,000 Allstate Corp 3 .280 12/15/26 272,397
1,500,000 Allstate Corp 5 .050 06/24/29 1,542,370
1,000,000 Allstate Corp 1 .450 12/15/30 862,644
600,000 Allstate Corp 5 .250 03/30/33 622,182
600,000 Allstate Corp 4 .500 06/15/43 531,825
975,000 Allstate Corp 4 .200 12/15/46 817,512
250,000 Allstate Corp 3 .850 08/10/49 195,684
200,000 Allstate Corp 7 .411 08/15/53 200,318
325,000 (a) American Financial Group, Inc 5 .250 04/02/30 338,513
1,000,000 American Financial Group, Inc 5 .000 09/23/35 979,789
400,000 American Financial Group, Inc 4 .500 06/15/47 334,855
500,000 American International Group, Inc 4 .850 05/07/30 511,455
1,500,000 American International Group, Inc 5 .125 03/27/33 1,543,088
250,000 American International Group, Inc 5 .450 05/07/35 260,427
1,500,000 American International Group, Inc 4 .750 04/01/48 1,357,192
1,500,000 American International Group, Inc 4 .375 06/30/50 1,272,753
1,000,000 American National Group, Inc 5 .750 10/01/29 1,034,422
750,000 American National Group, Inc 6 .000 07/15/35 765,639
200,000 Aon Corp 4 .500 12/15/28 202,063
450,000 Aon Corp 3 .750 05/02/29 443,261
450,000 Aon Corp 2 .800 05/15/30 422,369
1,000,000 Aon Corp 2 .050 08/23/31 878,554
1,000,000 Aon Corp 2 .600 12/02/31 900,466
500,000 Aon Corp 5 .000 09/12/32 514,617
750,000 Aon Corp 5 .350 02/28/33 783,025
200,000 Aon Corp 6 .250 09/30/40 219,334

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 Aon Corp 2 .900% 08/23/51 $ 631,268
500,000 Aon Corp 3 .900 02/28/52 378,811
550,000 Aon Global Ltd 4 .750 05/15/45 495,494
1,000,000 Aon North America, Inc 5 .150 03/01/29 1,028,587
1,000,000 Aon North America, Inc 5 .300 03/01/31 1,041,553
1,500,000 Aon North America, Inc 5 .450 03/01/34 1,562,556
1,500,000 Aon North America, Inc 5 .750 03/01/54 1,510,621
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 1,048,022
200,000 Arch Capital Group Ltd 5 .031 12/15/46 185,715
600,000 Arch Capital Group Ltd 3 .635 06/30/50 446,306
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 285,972
575,000 Arthur J Gallagher & Co 5 .000 02/15/32 586,659
500,000 Arthur J Gallagher & Co 5 .500 03/02/33 520,687
150,000 Arthur J Gallagher & Co 6 .500 02/15/34 166,318
1,500,000 Arthur J Gallagher & Co 5 .450 07/15/34 1,553,353
1,500,000 Arthur J Gallagher & Co 5 .150 02/15/35 1,517,735
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 88,622
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 646,604
250,000 Arthur J Gallagher & Co 6 .750 02/15/54 281,756
725,000 Arthur J Gallagher & Co 5 .750 07/15/54 722,513
1,400,000 Arthur J Gallagher & Co 5 .550 02/15/55 1,368,151
1,000,000 Aspen Insurance Holdings Ltd 5 .750 07/01/30 1,046,632
300,000 Assurant, Inc 4 .900 03/27/28 303,514
500,000 Assurant, Inc 3 .700 02/22/30 484,646
7,000 Assurant, Inc 6 .750 02/15/34 7,756
1,200,000 Assurant, Inc 5 .550 02/15/36 1,216,139
500,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 525,670
1,000,000 Assured Guaranty US Holdings, Inc 3 .150 06/15/31 937,541
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 214,779
500,000 Athene Holding Ltd 6 .150 04/03/30 532,968
500,000 Athene Holding Ltd 6 .650 02/01/33 542,596
1,000,000 (a) Athene Holding Ltd 5 .875 01/15/34 1,046,546
500,000 Athene Holding Ltd 3 .950 05/25/51 364,666
500,000 Athene Holding Ltd 3 .450 05/15/52 328,280
1,000,000 Athene Holding Ltd 6 .250 04/01/54 1,019,487
500,000 Athene Holding Ltd 6 .625 10/15/54 504,492
1,000,000 Athene Holding Ltd 6 .625 05/19/55 1,070,144
1,000,000 Athene Holding Ltd 6 .875 06/28/55 1,024,275
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 295,248
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 242,655
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 198,921
1,500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,468,780
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 91,344
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,326,972
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 935,240
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 280,304
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,857,600
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,478,406
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,829,130
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,176,729
1,000,000 (a) Brighthouse Financial, Inc 5 .625 05/15/30 1,025,656
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 188,100
425,000 Brown & Brown, Inc 4 .700 06/23/28 429,058
1,000,000 Brown & Brown, Inc 4 .900 06/23/30 1,013,437
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 889,714
500,000 Brown & Brown, Inc 4 .200 03/17/32 482,429
1,000,000 Brown & Brown, Inc 5 .250 06/23/32 1,025,319
500,000 Brown & Brown, Inc 5 .650 06/11/34 518,668
225,000 Brown & Brown, Inc 5 .550 06/23/35 231,447
500,000 Brown & Brown, Inc 4 .950 03/17/52 440,377
625,000 Brown & Brown, Inc 6 .250 06/23/55 657,672
450,000 Chubb Corp 6 .000 05/11/37 492,312

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 3,000,000 Chubb INA Holdings LLC 4 .900% 08/15/35 $ 3,017,834
2,000,000 Chubb INA Holdings, Inc 5 .000 03/15/34 2,050,774
150,000 Chubb INA Holdings, Inc 4 .150 03/13/43 131,161
1,600,000 Chubb INA Holdings, Inc 4 .350 11/03/45 1,410,855
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 277,860
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 939,404
200,000 Cincinnati Financial Corp 6 .920 05/15/28 213,967
650,000 CNA Financial Corp 2 .050 08/15/30 580,259
500,000 CNA Financial Corp 5 .500 06/15/33 518,911
1,000,000 CNA Financial Corp 5 .125 02/15/34 1,009,119
1,000,000 CNA Financial Corp 5 .200 08/15/35 1,001,912
500,000 CNO Financial Group, Inc 5 .250 05/30/29 508,627
1,000,000 CNO Financial Group, Inc 6 .450 06/15/34 1,061,174
650,000 Corebridge Financial, Inc 6 .375 09/15/54 667,159
1,000,000 Elevance Health, Inc 4 .600 09/15/32 993,924
1,500,000 Elevance Health, Inc 5 .000 01/15/36 1,489,086
1,000,000 Elevance Health, Inc 5 .700 02/15/55 989,750
550,000 (a) Elevance Health, Inc 5 .700 09/15/55 545,135
500,000 (a) Enstar Group Ltd 4 .950 06/01/29 504,658
1,000,000 Enstar Group Ltd 3 .100 09/01/31 893,150
456,000 Equitable Holdings, Inc 4 .350 04/20/28 457,565
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 272,906
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 176,371
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 774,685
750,000 F&G Annuities & Life, Inc 6 .500 06/04/29 781,956
500,000 F&G Annuities & Life, Inc 6 .250 10/04/34 509,919
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 405,061
1,000,000 Fairfax Financial Holdings Ltd 5 .625 08/16/32 1,039,144
950,000 Fairfax Financial Holdings Ltd 6 .000 12/07/33 1,009,907
1,000,000 (c) Fairfax Financial Holdings Ltd 5 .750 05/20/35 1,036,740
1,000,000 Fairfax Financial Holdings Ltd 6 .350 03/22/54 1,056,862
750,000 Fairfax Financial Holdings Ltd 6 .100 03/15/55 768,950
1,000,000 (c) Fairfax Financial Holdings Ltd 6 .500 05/20/55 1,074,828
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 301,556
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 949,743
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 442,967
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 256,217
750,000 First American Financial Corp 4 .000 05/15/30 724,996
400,000 First American Financial Corp 2 .400 08/15/31 347,457
1,000,000 First American Financial Corp 5 .450 09/30/34 1,002,781
350,000 Globe Life, Inc 4 .550 09/15/28 353,100
350,000 Globe Life, Inc 2 .150 08/15/30 314,393
175,000 Globe Life, Inc 4 .800 06/15/32 176,204
1,000,000 Globe Life, Inc 5 .850 09/15/34 1,048,464
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 902,182
1,000,000 Hanover Insurance Group, Inc 5 .500 09/01/35 1,011,788
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 709,441
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 347,670
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 390,486
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 339,559
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 308,229
500,000 Horace Mann Educators Corp 7 .250 09/15/28 535,601
1,000,000 Horace Mann Educators Corp 4 .700 10/01/30 990,109
500,000 Kemper Corp 2 .400 09/30/30 442,207
1,000,000 Kemper Corp 3 .800 02/23/32 920,482
600,000 Lincoln National Corp 3 .625 12/12/26 596,099
529,000 Lincoln National Corp 3 .050 01/15/30 502,422
1,000,000 Lincoln National Corp 3 .400 03/01/32 925,592
1,000,000 Lincoln National Corp 5 .852 03/15/34 1,046,121
150,000 Lincoln National Corp 7 .000 06/15/40 170,375
400,000 Loews Corp 3 .200 05/15/30 382,580
200,000 Loews Corp 4 .125 05/15/43 169,952

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,300,000 Manulife Financial Corp 4 .061% 02/24/32 $ 1,290,794
1,000,000 Manulife Financial Corp 3 .703 03/16/32 956,837
200,000 Manulife Financial Corp 5 .375 03/04/46 199,632
200,000 Markel Group, Inc 3 .350 09/17/29 193,091
150,000 Markel Group, Inc 5 .000 04/05/46 136,105
100,000 Markel Group, Inc 4 .300 11/01/47 81,767
750,000 Markel Group, Inc 5 .000 05/20/49 675,380
200,000 Markel Group, Inc 4 .150 09/17/50 157,480
750,000 Markel Group, Inc 3 .450 05/07/52 515,508
1,000,000 Markel Group, Inc 6 .000 05/16/54 1,020,361
1,000,000 Marsh & McLennan Cos, Inc 4 .650 03/15/30 1,016,240
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 407,733
1,000,000 Marsh & McLennan Cos, Inc 4 .850 11/15/31 1,022,738
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 534,306
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,072,504
1,000,000 Marsh & McLennan Cos, Inc 5 .400 09/15/33 1,049,308
1,000,000 Marsh & McLennan Cos, Inc 5 .150 03/15/34 1,035,395
1,000,000 Marsh & McLennan Cos, Inc 5 .000 03/15/35 1,012,230
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 240,812
500,000 Marsh & McLennan Cos, Inc 5 .350 11/15/44 495,798
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 85,561
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 251,056
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,103,260
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 641,466
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 275,228
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/53 989,564
1,000,000 Marsh & McLennan Cos, Inc 5 .700 09/15/53 1,023,745
500,000 Marsh & McLennan Cos, Inc 5 .450 03/15/54 494,333
800,000 Marsh & McLennan Cos, Inc 5 .400 03/15/55 784,337
200,000 Mercury General Corp 4 .400 03/15/27 199,035
1,030,000 Metlife, Inc 5 .700 06/15/35 1,102,744
1,000,000 MetLife, Inc 4 .550 03/23/30 1,017,036
1,500,000 MetLife, Inc 5 .375 07/15/33 1,580,052
675,000 MetLife, Inc 6 .375 06/15/34 753,007
750,000 MetLife, Inc 5 .300 12/15/34 780,099
130,000 MetLife, Inc 5 .875 02/06/41 137,844
450,000 MetLife, Inc 4 .125 08/13/42 387,054
750,000 MetLife, Inc 4 .875 11/13/43 707,088
500,000 MetLife, Inc 4 .721 12/15/44 457,121
800,000 MetLife, Inc 4 .050 03/01/45 674,415
1,650,000 MetLife, Inc 4 .600 05/13/46 1,507,660
1,200,000 MetLife, Inc 5 .000 07/15/52 1,121,330
1,000,000 MetLife, Inc 5 .250 01/15/54 974,280
550,000 MetLife, Inc 6 .350 03/15/55 584,356
20,000 Nationwide Financial Services, Inc 6 .750 05/15/37 20,175
1,000,000 Old Republic International Corp 5 .750 03/28/34 1,042,437
500,000 Old Republic International Corp 3 .850 06/11/51 362,615
2,000,000 Orlando Health Obligated Group 5 .475 10/01/35 2,085,432
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 489,331
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 471,765
1,000,000 Primerica, Inc 2 .800 11/19/31 902,853
850,000 Principal Financial Group, Inc 3 .100 11/15/26 840,306
100,000 Principal Financial Group, Inc 3 .700 05/15/29 98,058
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 905,414
750,000 Principal Financial Group, Inc 5 .375 03/15/33 779,233
100,000 Principal Financial Group, Inc 4 .625 09/15/42 91,531
200,000 Principal Financial Group, Inc 4 .350 05/15/43 175,575
300,000 Principal Financial Group, Inc 4 .300 11/15/46 256,531
750,000 Principal Financial Group, Inc 5 .500 03/15/53 747,689
650,000 Progressive Corp 2 .450 01/15/27 637,897
750,000 Progressive Corp 2 .500 03/15/27 734,693
250,000 Progressive Corp 4 .000 03/01/29 250,032

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 100,000 Progressive Corp 3 .200% 03/26/30 $ 96,192
125,000 Progressive Corp 3 .000 03/15/32 115,367
120,000 Progressive Corp 6 .250 12/01/32 133,520
1,000,000 Progressive Corp 4 .950 06/15/33 1,028,791
300,000 Progressive Corp 4 .350 04/25/44 263,703
300,000 Progressive Corp 3 .700 01/26/45 239,842
950,000 Progressive Corp 4 .125 04/15/47 799,837
750,000 Progressive Corp 4 .200 03/15/48 637,471
100,000 Progressive Corp 3 .950 03/26/50 80,707
500,000 Progressive Corp 3 .700 03/15/52 385,464
195,000 Prudential Financial, Inc 3 .878 03/27/28 195,301
500,000 Prudential Financial, Inc 2 .100 03/10/30 460,657
1,325,000 Prudential Financial, Inc 5 .200 03/14/35 1,361,991
450,000 Prudential Financial, Inc 5 .700 12/14/36 476,609
500,000 Prudential Financial, Inc 3 .000 03/10/40 389,930
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,529,411
2,300,000 (e) Prudential Financial, Inc 4 .500 09/15/47 2,270,987
300,000 Prudential Financial, Inc 4 .418 03/27/48 257,766
2,400,000 (a) Prudential Financial, Inc 5 .700 09/15/48 2,444,453
799,000 Prudential Financial, Inc 3 .935 12/07/49 630,986
450,000 Prudential Financial, Inc 4 .350 02/25/50 380,832
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 756,160
675,000 Prudential Financial, Inc 5 .125 03/01/52 677,445
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 1,039,062
1,500,000 Prudential Financial, Inc 6 .750 03/01/53 1,617,626
525,000 Prudential Financial, Inc 6 .500 03/15/54 561,804
200,000 Prudential Funding Asia plc 3 .125 04/14/30 191,747
1,000,000 Prudential Funding Asia plc 3 .625 03/24/32 954,140
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 741,224
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 330,243
500,000 Reinsurance Group of America, Inc 6 .000 09/15/33 534,601
500,000 Reinsurance Group of America, Inc 5 .750 09/15/34 522,739
500,000 Reinsurance Group of America, Inc 6 .650 09/15/55 524,846
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 197,741
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 293,420
1,000,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 1,049,589
500,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 524,262
1,500,000 Selective Insurance Group, Inc 5 .900 04/15/35 1,558,149
1,000,000 SiriusPoint Ltd 7 .000 04/05/29 1,056,994
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 895,799
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 25,087
250,000 Travelers Cos, Inc 5 .050 07/24/35 254,455
600,000 Travelers Cos, Inc 5 .350 11/01/40 612,065
200,000 Travelers Cos, Inc 4 .600 08/01/43 181,961
250,000 Travelers Cos, Inc 4 .300 08/25/45 217,163
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 906,629
500,000 Travelers Cos, Inc 4 .050 03/07/48 413,428
900,000 Travelers Cos, Inc 4 .100 03/04/49 740,666
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,352,415
1,000,000 Travelers Cos, Inc 5 .450 05/25/53 1,000,406
225,000 Travelers Cos, Inc 5 .700 07/24/55 233,013
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 112,232
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 479,625
1,000,000 UnitedHealth Group, Inc 4 .800 01/15/30 1,021,517
1,500,000 UnitedHealth Group, Inc 4 .650 01/15/31 1,520,118
225,000 UnitedHealth Group, Inc 5 .300 06/15/35 232,588
1,500,000 UnitedHealth Group, Inc 5 .625 07/15/54 1,491,881
900,000 UnitedHealth Group, Inc 5 .750 07/15/64 896,048
300,000 Unum Group 5 .750 08/15/42 299,800
500,000 Unum Group 4 .500 12/15/49 407,734
1,000,000 Unum Group 4 .125 06/15/51 761,337
400,000 Unum Group 6 .000 06/15/54 404,903

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 525,000 Verisk Analytics, Inc 5 .250% 06/05/34 $ 541,256
1,000,000 (a) Voya Financial, Inc 5 .000 09/20/34 994,481
200,000 Voya Financial, Inc 4 .800 06/15/46 179,241
200,000 W R Berkley Corp 4 .750 08/01/44 186,242
650,000 W R Berkley Corp 4 .000 05/12/50 510,333
1,000,000 W R Berkley Corp 3 .550 03/30/52 709,677
400,000 W R Berkley Corp 3 .150 09/30/61 252,446
900,000 Willis North America, Inc 2 .950 09/15/29 854,458
1,000,000 Willis North America, Inc 5 .350 05/15/33 1,034,834
300,000 Willis North America, Inc 5 .050 09/15/48 273,110
500,000 Willis North America, Inc 3 .875 09/15/49 379,288
750,000 Willis North America, Inc 5 .900 03/05/54 764,033
200,000 XL Group Ltd 5 .250 12/15/43 194,138
TOTAL INSURANCE 202,220,131
MATERIALS - 0.7%
2,000,000 3M Co 4 .800 03/15/30 2,044,914
1,000,000 3M Co 5 .150 03/15/35 1,024,282
500,000 Air Products and Chemicals, Inc 1 .850 05/15/27 484,054
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 756,786
750,000 Air Products and Chemicals, Inc 4 .600 02/08/29 763,503
1,125,000 Air Products and Chemicals, Inc 2 .050 05/15/30 1,027,402
750,000 Air Products and Chemicals, Inc 4 .750 02/08/31 767,805
750,000 Air Products and Chemicals, Inc 4 .900 10/11/32 769,998
1,000,000 Air Products and Chemicals, Inc 4 .800 03/03/33 1,019,992
750,000 Air Products and Chemicals, Inc 4 .850 02/08/34 762,109
125,000 Air Products and Chemicals, Inc 2 .700 05/15/40 93,248
1,250,000 Air Products and Chemicals, Inc 2 .800 05/15/50 813,610
750,000 Albemarle Corp 4 .650 06/01/27 750,771
1,000,000 (a) Albemarle Corp 5 .650 06/01/52 881,725
1,000,000 Amcor Finance USA, Inc 5 .625 05/26/33 1,042,940
1,500,000 Amcor Flexibles North America, Inc 5 .100 03/17/30 1,534,020
200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 184,504
500,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 454,498
1,000,000 Amcor Flexibles North America, Inc 5 .500 03/17/35 1,029,707
500,000 (c) Amrize Finance US LLC 4 .700 04/07/28 505,836
750,000 (c) Amrize Finance US LLC 4 .950 04/07/30 766,561
750,000 (c) Amrize Finance US LLC 5 .400 04/07/35 772,603
1,000,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 967,427
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 357,762
1,000,000 AptarGroup, Inc 3 .600 03/15/32 929,117
500,000 ArcelorMittal S.A. 6 .550 11/29/27 521,712
1,500,000 (a) ArcelorMittal S.A. 6 .800 11/29/32 1,668,648
1,000,000 (a) ArcelorMittal S.A. 6 .000 06/17/34 1,067,649
1,000,000 (a) ArcelorMittal S.A. 6 .350 06/17/54 1,044,641
300,000 Avery Dennison Corp 4 .875 12/06/28 305,079
500,000 Avery Dennison Corp 2 .650 04/30/30 463,397
1,000,000 Avery Dennison Corp 2 .250 02/15/32 866,120
1,000,000 Avery Dennison Corp 5 .750 03/15/33 1,056,910
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,552,685
100,000 Barrick PD Australia Finance Pty Ltd 5 .950 10/15/39 106,194
1,000,000 Berry Global, Inc 5 .800 06/15/31 1,057,293
1,500,000 Berry Global, Inc 5 .650 01/15/34 1,562,916
1,500,000 BHP Billiton Finance USA Ltd 5 .100 09/08/28 1,542,868
1,000,000 BHP Billiton Finance USA Ltd 5 .250 09/08/30 1,042,210
1,000,000 BHP Billiton Finance USA Ltd 5 .125 02/21/32 1,035,926
1,500,000 BHP Billiton Finance USA Ltd 4 .900 02/28/33 1,532,943
1,500,000 BHP Billiton Finance USA Ltd 5 .250 09/08/33 1,562,244
1,000,000 BHP Billiton Finance USA Ltd 5 .300 02/21/35 1,040,564
1,000,000 BHP Billiton Finance USA Ltd 5 .000 02/15/36 1,014,899
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 725,059
1,425,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,373,839
575,000 BHP Billiton Finance USA Ltd 5 .500 09/08/53 583,925

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 1,000,000 BHP Billiton Finance USA Ltd 5 .750% 09/05/55 $ 1,039,388
500,000 Cabot Corp 4 .000 07/01/29 493,154
1,000,000 Cabot Corp 5 .000 06/30/32 1,011,702
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 370,843
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 186,145
1,000,000 CRH America Finance, Inc 5 .400 05/21/34 1,038,838
625,000 CRH America Finance, Inc 5 .500 01/09/35 652,294
200,000 CRH America Finance, Inc 5 .875 01/09/55 210,664
1,000,000 CRH SMW Finance DAC 5 .200 05/21/29 1,030,988
1,000,000 CRH SMW Finance DAC 5 .125 01/09/30 1,029,265
35,000 Dow Chemical Co 7 .375 11/01/29 38,840
1,500,000 Dow Chemical Co 4 .800 01/15/31 1,493,709
1,000,000 Dow Chemical Co 6 .300 03/15/33 1,074,751
1,000,000 (a) Dow Chemical Co 5 .150 02/15/34 1,002,804
982,000 Dow Chemical Co 4 .250 10/01/34 906,649
500,000 (a) Dow Chemical Co 5 .350 03/15/35 497,116
1,000,000 (a) Dow Chemical Co 5 .650 03/15/36 1,004,982
131,000 Dow Chemical Co 9 .400 05/15/39 170,942
275,000 Dow Chemical Co 5 .250 11/15/41 253,731
1,200,000 Dow Chemical Co 4 .375 11/15/42 978,067
400,000 Dow Chemical Co 4 .625 10/01/44 332,326
825,000 Dow Chemical Co 5 .550 11/30/48 752,086
750,000 Dow Chemical Co 4 .800 05/15/49 612,069
1,000,000 Dow Chemical Co 3 .600 11/15/50 677,394
500,000 (a) Dow Chemical Co 6 .900 05/15/53 534,222
1,500,000 Dow Chemical Co 5 .600 02/15/54 1,357,343
500,000 Dow Chemical Co 5 .950 03/15/55 475,055
2,325,000 DowDuPont, Inc 5 .419 11/15/48 2,298,603
2,300,000 DuPont de Nemours, Inc 4 .725 11/15/28 2,317,811
91,000 DuPont de Nemours, Inc 5 .319 11/15/38 93,231
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,351,967
700,000 Eastman Chemical Co 4 .500 12/01/28 702,100
1,650,000 Eastman Chemical Co 5 .750 03/08/33 1,732,546
1,000,000 Eastman Chemical Co 5 .625 02/20/34 1,029,820
150,000 Eastman Chemical Co 4 .800 09/01/42 132,061
525,000 Eastman Chemical Co 4 .650 10/15/44 448,320
750,000 Ecolab, Inc 2 .700 11/01/26 740,163
1,000,000 Ecolab, Inc 1 .650 02/01/27 970,527
300,000 Ecolab, Inc 3 .250 12/01/27 296,192
1,000,000 Ecolab, Inc 5 .250 01/15/28 1,027,122
1,000,000 Ecolab, Inc 1 .300 01/30/31 861,491
1,000,000 Ecolab, Inc 2 .125 02/01/32 875,463
1,000,000 Ecolab, Inc 5 .000 09/01/35 1,019,971
150,000 Ecolab, Inc 2 .125 08/15/50 83,577
1,000,000 Ecolab, Inc 2 .700 12/15/51 630,596
1,370,000 Ecolab, Inc 2 .750 08/18/55 846,764
175,000 EIDP, Inc 2 .300 07/15/30 160,951
500,000 EIDP, Inc 5 .125 05/15/32 514,307
1,250,000 EIDP, Inc 4 .800 05/15/33 1,257,244
500,000 FMC Corp 3 .200 10/01/26 494,465
500,000 FMC Corp 3 .450 10/01/29 472,153
1,000,000 (a) FMC Corp 5 .650 05/18/33 999,775
500,000 FMC Corp 4 .500 10/01/49 383,715
500,000 FMC Corp 6 .375 05/18/53 493,690
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 994,160
1,500,000 Freeport-McMoRan, Inc 4 .375 08/01/28 1,491,939
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 1,012,962
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 988,582
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 990,283
750,000 Georgia-Pacific LLC 7 .750 11/15/29 850,677
1,000,000 Gerdau Trade, Inc 5 .750 06/09/35 1,036,000
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 100,347

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 412,000 International Flavors & Fragrances, Inc 5 .000% 09/26/48 $ 362,139
450,000 International Paper Co 6 .000 11/15/41 468,674
390,000 International Paper Co 4 .800 06/15/44 347,267
2,425,000 International Paper Co 4 .350 08/15/48 1,983,384
500,000 Kinross Gold Corp 4 .500 07/15/27 502,008
500,000 Kinross Gold Corp 6 .250 07/15/33 545,791
725,000 Linde, Inc 1 .100 08/10/30 630,609
625,000 Linde, Inc 3 .550 11/07/42 503,286
225,000 Linde, Inc 2 .000 08/10/50 122,716
150,000 Lubrizol Corp 6 .500 10/01/34 169,649
575,000 LYB International Finance BV 5 .250 07/15/43 515,387
550,000 LYB International Finance BV 4 .875 03/15/44 471,466
150,000 LYB International Finance III LLC 2 .250 10/01/30 133,907
1,000,000 LYB International Finance III LLC 5 .625 05/15/33 1,028,196
1,000,000 (a) LYB International Finance III LLC 5 .500 03/01/34 1,005,783
500,000 (a) LYB International Finance III LLC 6 .150 05/15/35 521,064
1,150,000 LYB International Finance III LLC 3 .375 10/01/40 850,646
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 739,124
750,000 LYB International Finance III LLC 4 .200 05/01/50 555,532
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 669,192
500,000 LYB International Finance III LLC 3 .800 10/01/60 321,863
475,000 (a) LyondellBasell Industries NV 4 .625 02/26/55 373,793
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 197,874
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 321,101
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 232,324
1,000,000 Martin Marietta Materials, Inc 2 .400 07/15/31 895,426
1,000,000 Martin Marietta Materials, Inc 5 .150 12/01/34 1,020,550
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 377,574
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 687,881
1,000,000 Martin Marietta Materials, Inc 5 .500 12/01/54 989,571
800,000 Mosaic Co 4 .050 11/15/27 797,726
750,000 Mosaic Co 5 .375 11/15/28 772,972
300,000 Mosaic Co 5 .450 11/15/33 309,595
100,000 Mosaic Co 4 .875 11/15/41 90,984
600,000 Mosaic Co 5 .625 11/15/43 592,679
1,350,000 (a) Newmont Corp 2 .600 07/15/32 1,220,595
3,000,000 Newmont Corp 5 .350 03/15/34 3,129,109
298,000 Newmont Corp 5 .875 04/01/35 322,798
300,000 Newmont Corp 5 .450 06/09/44 301,564
500,000 Nucor Corp 4 .300 05/23/27 502,276
425,000 Nucor Corp 3 .950 05/01/28 423,956
3,150,000 Nucor Corp 2 .700 06/01/30 2,943,359
500,000 Nucor Corp 4 .650 06/01/30 507,758
500,000 Nucor Corp 3 .125 04/01/32 461,727
500,000 Nucor Corp 5 .100 06/01/35 508,351
1,000,000 Nucor Corp 2 .979 12/15/55 633,074
700,000 Nutrien Ltd 4 .000 12/15/26 698,523
550,000 Nutrien Ltd 4 .200 04/01/29 549,170
500,000 Nutrien Ltd 2 .950 05/13/30 471,162
1,000,000 Nutrien Ltd 5 .400 06/21/34 1,029,717
200,000 Nutrien Ltd 4 .125 03/15/35 185,192
200,000 Nutrien Ltd 5 .625 12/01/40 201,730
200,000 Nutrien Ltd 4 .900 06/01/43 183,841
691,000 Nutrien Ltd 5 .250 01/15/45 656,608
1,050,000 Nutrien Ltd 5 .000 04/01/49 957,986
300,000 Nutrien Ltd 3 .950 05/13/50 232,914
750,000 Nutrien Ltd 5 .800 03/27/53 762,608
1,000,000 (a) Owens Corning 5 .950 06/15/54 1,031,940
550,000 Packaging Corp of America 3 .400 12/15/27 542,134
100,000 Packaging Corp of America 3 .000 12/15/29 95,501
500,000 Packaging Corp of America 5 .700 12/01/33 529,434
500,000 Packaging Corp of America 5 .200 08/15/35 509,822

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 500,000 Packaging Corp of America 4 .050% 12/15/49 $ 397,066
750,000 Packaging Corp of America 3 .050 10/01/51 490,182
425,000 PPG Industries, Inc 3 .750 03/15/28 421,884
500,000 PPG Industries, Inc 2 .550 06/15/30 462,914
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 448,773
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 454,475
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 350,534
2,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 1,253,877
1,500,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,516,452
1,000,000 Rio Tinto Finance USA plc 4 .875 03/14/30 1,024,756
1,000,000 Rio Tinto Finance USA plc 5 .000 03/14/32 1,027,972
1,500,000 Rio Tinto Finance USA plc 5 .000 03/09/33 1,543,087
1,000,000 Rio Tinto Finance USA plc 5 .250 03/14/35 1,030,480
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,215,289
1,000,000 Rio Tinto Finance USA plc 5 .125 03/09/53 946,204
950,000 Rio Tinto Finance USA plc 5 .750 03/14/55 977,698
1,500,000 Rio Tinto Finance USA plc 5 .875 03/14/65 1,562,633
100,000 RPM International, Inc 3 .750 03/15/27 99,250
300,000 RPM International, Inc 4 .550 03/01/29 302,116
1,000,000 RPM International, Inc 2 .950 01/15/32 902,505
100,000 RPM International, Inc 5 .250 06/01/45 96,415
200,000 RPM International, Inc 4 .250 01/15/48 167,589
925,000 Sherwin-Williams Co 3 .450 06/01/27 916,213
500,000 Sherwin-Williams Co 2 .950 08/15/29 477,519
500,000 Sherwin-Williams Co 2 .300 05/15/30 458,839
1,000,000 Sherwin-Williams Co 4 .500 08/15/30 1,006,391
500,000 Sherwin-Williams Co 4 .800 09/01/31 510,483
950,000 Sherwin-Williams Co 2 .200 03/15/32 828,257
1,000,000 Sherwin-Williams Co 5 .150 08/15/35 1,017,503
200,000 Sherwin-Williams Co 4 .000 12/15/42 165,948
900,000 Sherwin-Williams Co 4 .500 06/01/47 777,871
900,000 Sherwin-Williams Co 3 .800 08/15/49 688,907
500,000 Sherwin-Williams Co 3 .300 05/15/50 348,235
1,000,000 Sherwin-Williams Co 2 .900 03/15/52 630,668
225,000 Smurfit Kappa Treasury ULC 5 .438 04/03/34 233,271
300,000 Smurfit Kappa Treasury ULC 5 .777 04/03/54 305,915
500,000 Smurfit Westrock Financing DAC 5 .418 01/15/35 515,235
650,000 Sonoco Products Co 2 .250 02/01/27 633,127
1,000,000 Sonoco Products Co 4 .600 09/01/29 1,005,935
750,000 Sonoco Products Co 3 .125 05/01/30 708,622
1,000,000 (a) Sonoco Products Co 2 .850 02/01/32 901,610
1,000,000 Sonoco Products Co 5 .000 09/01/34 989,103
100,000 Southern Copper Corp 7 .500 07/27/35 118,322
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,339,543
2,000,000 Southern Copper Corp 5 .875 04/23/45 2,079,224
750,000 Steel Dynamics, Inc 3 .450 04/15/30 722,188
100,000 Steel Dynamics, Inc 3 .250 01/15/31 94,473
1,000,000 Steel Dynamics, Inc 5 .375 08/15/34 1,033,797
500,000 Steel Dynamics, Inc 5 .250 05/15/35 510,909
500,000 Steel Dynamics, Inc 3 .250 10/15/50 346,619
500,000 Steel Dynamics, Inc 5 .750 05/15/55 509,785
700,000 Suzano Austria GmbH 2 .500 09/15/28 662,020
1,900,000 Suzano Austria GmbH 6 .000 01/15/29 1,964,853
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 946,053
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,346,004
1,150,000 Suzano Netherlands BV 5 .500 01/15/36 1,151,150
2,000,000 Vale Overseas Ltd 3 .750 07/08/30 1,923,495
2,000,000 Vale Overseas Ltd 6 .125 06/12/33 2,135,818
2,500,000 Vale Overseas Ltd 6 .400 06/28/54 2,569,805
100,000 Vulcan Materials Co 3 .900 04/01/27 99,752
1,000,000 Vulcan Materials Co 4 .950 12/01/29 1,024,005
275,000 Vulcan Materials Co 3 .500 06/01/30 265,649

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 600,000 Vulcan Materials Co 5 .350% 12/01/34 $ 618,915
475,000 Vulcan Materials Co 4 .500 06/15/47 413,820
200,000 Vulcan Materials Co 4 .700 03/01/48 177,792
1,000,000 Vulcan Materials Co 5 .700 12/01/54 1,022,605
1,000,000 Westlake Corp 3 .375 06/15/30 952,702
500,000 Westlake Corp 2 .875 08/15/41 344,424
500,000 Westlake Corp 5 .000 08/15/46 440,851
200,000 Westlake Corp 4 .375 11/15/47 157,805
500,000 Westlake Corp 3 .125 08/15/51 310,032
500,000 Westlake Corp 3 .375 08/15/61 301,314
300,000 WRKCo, Inc 3 .375 09/15/27 295,749
325,000 WRKCo, Inc 4 .000 03/15/28 323,191
240,000 WRKCo, Inc 3 .900 06/01/28 238,011
950,000 WRKCo, Inc 4 .900 03/15/29 968,030
685,000 WRKCo, Inc 4 .200 06/01/32 666,086
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,244,234
750,000 Yamana Gold, Inc 2 .630 08/15/31 668,092
TOTAL MATERIALS 191,657,339
MEDIA & ENTERTAINMENT - 0.7%
1,000,000 Alphabet, Inc 0 .800 08/15/27 948,541
850,000 Alphabet, Inc 1 .100 08/15/30 744,439
1,000,000 Alphabet, Inc 1 .900 08/15/40 683,337
2,800,000 (a) Alphabet, Inc 2 .050 08/15/50 1,593,785
1,100,000 (a) Alphabet, Inc 2 .250 08/15/60 594,081
3,000,000 Asian Infrastructure Investment Bank 3 .625 09/15/28 2,996,441
1,600,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 1,646,112
200,000 Asian Infrastructure Investment Bank 4 .500 05/21/35 204,938
500,000 Baidu, Inc 4 .375 03/29/28 504,056
500,000 Baidu, Inc 4 .875 11/14/28 511,677
300,000 Baidu, Inc 3 .425 04/07/30 290,842
750,000 Baidu, Inc 2 .375 10/09/30 689,307
1,000,000 (a) Baidu, Inc 2 .375 08/23/31 904,618
500,000 (c) Blue Owl Technology Finance Corp 6 .100 03/15/28 506,429
950,000 Charter Communications Operating LLC 3 .750 02/15/28 935,394
650,000 Charter Communications Operating LLC 2 .250 01/15/29 604,526
1,250,000 Charter Communications Operating LLC 6 .100 06/01/29 1,311,742
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,804,504
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,283,407
500,000 Charter Communications Operating LLC 4 .400 04/01/33 474,249
2,500,000 Charter Communications Operating LLC 6 .650 02/01/34 2,671,493
2,625,000 Charter Communications Operating LLC 6 .550 06/01/34 2,797,506
750,000 Charter Communications Operating LLC 6 .384 10/23/35 785,722
1,500,000 Charter Communications Operating LLC 5 .850 12/01/35 1,514,328
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,414,739
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 1,094,406
1,000,000 Charter Communications Operating LLC 3 .500 03/01/42 720,246
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,531,257
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,210,067
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,246,403
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,323,063
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,980,077
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,649,274
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 2,031,877
1,750,000 Charter Communications Operating LLC 5 .250 04/01/53 1,462,297
1,500,000 Charter Communications Operating LLC 6 .700 12/01/55 1,517,925
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,246,560
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 1,039,362
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 632,669
500,000 Charter Communications Operating LLC 5 .500 04/01/63 418,998
750,000 Comcast Corp 5 .350 11/15/27 770,519
600,000 Comcast Corp 3 .150 02/15/28 589,431
2,675,000 Comcast Corp 4 .150 10/15/28 2,682,851

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.7% (continued)
$ 1,000,000 Comcast Corp 4 .550% 01/15/29 $ 1,012,976
1,500,000 Comcast Corp 3 .400 04/01/30 1,451,190
1,800,000 Comcast Corp 4 .250 10/15/30 1,803,097
1,950,000 Comcast Corp 1 .950 01/15/31 1,732,057
3,850,000 (a) Comcast Corp 1 .500 02/15/31 3,328,661
500,000 Comcast Corp 4 .950 05/15/32 512,681
3,250,000 Comcast Corp 5 .500 11/15/32 3,444,070
1,925,000 Comcast Corp 4 .250 01/15/33 1,885,842
2,000,000 Comcast Corp 4 .650 02/15/33 2,008,867
150,000 Comcast Corp 7 .050 03/15/33 172,350
2,000,000 Comcast Corp 4 .800 05/15/33 2,020,264
3,500,000 Comcast Corp 5 .300 06/01/34 3,631,136
200,000 Comcast Corp 4 .200 08/15/34 190,957
2,500,000 (a) Comcast Corp 5 .300 05/15/35 2,570,498
500,000 Comcast Corp 4 .400 08/15/35 480,142
36,000 Comcast Corp 6 .500 11/15/35 40,278
3,475,000 Comcast Corp 3 .200 07/15/36 2,960,757
3,150,000 Comcast Corp 3 .900 03/01/38 2,772,962
1,000,000 Comcast Corp 3 .250 11/01/39 798,448
3,800,000 Comcast Corp 3 .750 04/01/40 3,195,454
1,275,000 Comcast Corp 3 .400 07/15/46 922,849
631,000 Comcast Corp 3 .969 11/01/47 493,084
1,500,000 Comcast Corp 4 .000 03/01/48 1,172,592
1,407,000 Comcast Corp 3 .999 11/01/49 1,085,030
2,525,000 Comcast Corp 3 .450 02/01/50 1,765,162
425,000 Comcast Corp 2 .800 01/15/51 259,459
2,237,000 Comcast Corp 2 .887 11/01/51 1,377,927
1,050,000 Comcast Corp 2 .450 08/15/52 579,822
3,750,000 Comcast Corp 5 .350 05/15/53 3,516,351
1,000,000 Comcast Corp 5 .650 06/01/54 981,387
500,000 (a) Comcast Corp 6 .050 05/15/55 516,734
2,708,000 Comcast Corp 2 .937 11/01/56 1,606,953
850,000 (a) Comcast Corp 2 .650 08/15/62 447,314
3,758,000 Comcast Corp 2 .987 11/01/63 2,145,882
2,000,000 Comcast Corp 5 .500 05/15/64 1,884,972
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 949,510
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 867,233
1,000,000 Extra Space Storage LP 4 .950 01/15/33 1,005,898
2,250,000 Fox Corp 4 .709 01/25/29 2,278,902
500,000 Fox Corp 3 .500 04/08/30 484,317
1,000,000 Fox Corp 6 .500 10/13/33 1,100,947
1,500,000 Fox Corp 5 .476 01/25/39 1,505,709
650,000 Fox Corp 5 .576 01/25/49 632,842
403,000 Grupo Televisa SAB 6 .125 01/31/46 325,940
1,000,000 Inter-American Investment Corp 3 .625 02/17/27 996,489
1,000,000 Inter-American Investment Corp 4 .250 02/14/29 1,013,114
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 352,494
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 502,265
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 892,460
500,000 Interpublic Group of Cos, Inc 5 .375 06/15/33 510,280
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 749,459
400,000 (a) Interpublic Group of Cos, Inc 5 .400 10/01/48 373,208
2,000,000 Meta Platforms, Inc 3 .500 08/15/27 1,991,140
1,500,000 Meta Platforms, Inc 4 .600 05/15/28 1,530,698
1,000,000 Meta Platforms, Inc 4 .800 05/15/30 1,032,304
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,946,272
1,500,000 Meta Platforms, Inc 4 .950 05/15/33 1,553,084
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,717,347
2,500,000 Meta Platforms, Inc 5 .600 05/15/53 2,535,866
2,500,000 Meta Platforms, Inc 5 .400 08/15/54 2,469,954
1,500,000 Meta Platforms, Inc 4 .650 08/15/62 1,286,425
1,000,000 Meta Platforms, Inc 5 .750 05/15/63 1,028,461

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.7% (continued)
$ 500,000 (a) Morgan Stanley Direct Lending Fund 6 .000% 05/19/30 $ 512,579
870,000 NBCUniversal Media LLC 4 .450 01/15/43 758,867
2,500,000 Netflix, Inc 4 .875 04/15/28 2,554,927
2,500,000 Netflix, Inc 5 .875 11/15/28 2,636,233
1,000,000 Netflix, Inc 4 .900 08/15/34 1,031,554
500,000 Netflix, Inc 5 .400 08/15/54 503,534
750,000 (a) Omnicom Group, Inc 2 .450 04/30/30 688,716
325,000 Omnicom Group, Inc 4 .200 06/01/30 322,571
700,000 Omnicom Group, Inc 2 .600 08/01/31 631,040
750,000 (a) Omnicom Group, Inc 5 .300 11/01/34 769,518
1,000,000 Otis Worldwide Corp 5 .131 09/04/35 1,011,811
341,000 Paramount Global 2 .900 01/15/27 333,997
200,000 Paramount Global 3 .375 02/15/28 194,826
1,300,000 Paramount Global 3 .700 06/01/28 1,272,005
500,000 Paramount Global 4 .200 06/01/29 491,539
500,000 Paramount Global 7 .875 07/30/30 558,239
1,000,000 Paramount Global 4 .950 01/15/31 988,592
1,500,000 Paramount Global 4 .200 05/19/32 1,397,365
200,000 Paramount Global 4 .850 07/01/42 162,793
2,179,000 Paramount Global 4 .375 03/15/43 1,681,915
625,000 Paramount Global 5 .850 09/01/43 570,841
200,000 Paramount Global 4 .900 08/15/44 161,101
800,000 Paramount Global 4 .600 01/15/45 623,533
1,000,000 Paramount Global 4 .950 05/19/50 795,021
2,000,000 S&P Global, Inc 5 .250 09/15/33 2,094,169
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 372,012
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 962,255
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 673,344
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 1,118,281
400,000 Time Warner Cable LLC 7 .300 07/01/38 437,076
500,000 Time Warner Cable LLC 6 .750 06/15/39 523,110
890,000 Time Warner Cable LLC 5 .875 11/15/40 850,727
475,000 Time Warner Cable LLC 5 .500 09/01/41 435,310
3,375,000 Time Warner Cable LLC 4 .500 09/15/42 2,711,736
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 351,957
1,500,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 1,479,190
100,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 90,199
200,000 TWDC Enterprises 18 Corp 3 .700 12/01/42 163,104
1,275,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 1,088,894
100,000 TWDC Enterprises 18 Corp 3 .000 07/30/46 69,776
150,000 ViacomCBS, Inc 6 .875 04/30/36 159,108
2,000,000 Walt Disney Co 2 .200 01/13/28 1,929,903
425,000 Walt Disney Co 2 .000 09/01/29 394,187
1,000,000 Walt Disney Co 3 .800 03/22/30 988,824
2,000,000 Walt Disney Co 2 .650 01/13/31 1,860,773
229,000 Walt Disney Co 6 .400 12/15/35 260,098
325,000 Walt Disney Co 6 .650 11/15/37 375,432
1,000,000 Walt Disney Co 3 .500 05/13/40 838,035
1,425,000 Walt Disney Co 6 .150 02/15/41 1,573,494
225,000 Walt Disney Co 5 .400 10/01/43 228,399
500,000 Walt Disney Co 4 .750 09/15/44 463,110
300,000 Walt Disney Co 4 .950 10/15/45 284,911
700,000 Walt Disney Co 4 .750 11/15/46 641,312
1,600,000 Walt Disney Co 2 .750 09/01/49 1,031,463
3,000,000 Walt Disney Co 4 .700 03/23/50 2,737,396
4,500,000 Walt Disney Co 3 .600 01/13/51 3,404,129
2,000,000 Walt Disney Co 3 .800 05/13/60 1,495,610
900,000 (a) Weibo Corp 3 .375 07/08/30 851,097
TOTAL MEDIA & ENTERTAINMENT 191,555,856
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
3,000,000 AbbVie, Inc 4 .650 03/15/28 3,049,419
1,950,000 AbbVie, Inc 4 .800 03/15/29 1,994,124

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 4,750,000 AbbVie, Inc 3 .200% 11/21/29 $ 4,582,562
3,000,000 AbbVie, Inc 4 .875 03/15/30 3,088,081
3,000,000 AbbVie, Inc 4 .950 03/15/31 3,100,879
1,500,000 AbbVie, Inc 5 .050 03/15/34 1,543,536
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,214,900
1,500,000 AbbVie, Inc 5 .200 03/15/35 1,552,410
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,889,002
675,000 AbbVie, Inc 4 .300 05/14/36 648,721
3,300,000 AbbVie, Inc 4 .050 11/21/39 2,953,287
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,961,543
3,000,000 AbbVie, Inc 5 .350 03/15/44 3,009,656
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,532,690
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,212,205
925,000 AbbVie, Inc 4 .700 05/14/45 848,511
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,194,895
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,066,545
2,975,000 AbbVie, Inc 4 .250 11/21/49 2,506,381
1,050,000 AbbVie, Inc 5 .400 03/15/54 1,044,051
2,000,000 AbbVie, Inc 5 .600 03/15/55 2,046,373
1,500,000 AbbVie, Inc 5 .500 03/15/64 1,499,209
500,000 Agilent Technologies, Inc 2 .750 09/15/29 472,950
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 907,206
500,000 Agilent Technologies, Inc 2 .300 03/12/31 448,775
500,000 Agilent Technologies, Inc 4 .750 09/09/34 498,334
1,500,000 Amgen, Inc 1 .650 08/15/28 1,402,449
1,000,000 Amgen, Inc 4 .050 08/18/29 996,120
1,000,000 Amgen, Inc 2 .450 02/21/30 926,310
4,175,000 Amgen, Inc 5 .250 03/02/30 4,327,880
500,000 Amgen, Inc 2 .300 02/25/31 450,280
850,000 Amgen, Inc 3 .350 02/22/32 798,139
1,000,000 Amgen, Inc 4 .200 03/01/33 972,509
2,300,000 Amgen, Inc 5 .250 03/02/33 2,382,434
1,325,000 Amgen, Inc 3 .150 02/21/40 1,042,864
1,500,000 Amgen, Inc 2 .800 08/15/41 1,103,367
126,000 Amgen, Inc 5 .150 11/15/41 122,463
3,900,000 Amgen, Inc 5 .600 03/02/43 3,951,684
2,675,000 Amgen, Inc 4 .400 05/01/45 2,322,775
2,128,000 Amgen, Inc 4 .563 06/15/48 1,835,940
2,575,000 Amgen, Inc 3 .375 02/21/50 1,864,236
2,447,000 Amgen, Inc 4 .663 06/15/51 2,137,573
1,000,000 Amgen, Inc 3 .000 01/15/52 657,027
1,000,000 Amgen, Inc 4 .200 02/22/52 801,095
1,000,000 Amgen, Inc 4 .875 03/01/53 891,836
2,950,000 Amgen, Inc 5 .650 03/02/53 2,942,455
172,000 Amgen, Inc 2 .770 09/01/53 104,352
1,000,000 Amgen, Inc 4 .400 02/22/62 800,489
1,250,000 Amgen, Inc 5 .750 03/02/63 1,247,032
1,000,000 AstraZeneca Finance LLC 4 .875 03/03/28 1,021,910
1,500,000 AstraZeneca Finance LLC 4 .850 02/26/29 1,538,629
1,000,000 AstraZeneca Finance LLC 4 .900 03/03/30 1,030,083
1,500,000 AstraZeneca Finance LLC 4 .900 02/26/31 1,548,935
1,500,000 AstraZeneca Finance LLC 5 .000 02/26/34 1,546,941
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,701,607
1,000,000 AstraZeneca plc 1 .375 08/06/30 880,335
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,165,911
625,000 AstraZeneca plc 4 .000 09/18/42 543,403
500,000 AstraZeneca plc 4 .375 11/16/45 445,860
750,000 AstraZeneca plc 4 .375 08/17/48 659,760
600,000 AstraZeneca plc 2 .125 08/06/50 342,699
1,500,000 AstraZeneca plc 3 .000 05/28/51 1,034,240
149,000 Baxalta, Inc 5 .250 06/23/45 142,785
1,800,000 Biogen, Inc 2 .250 05/01/30 1,642,232

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 500,000 (a) Biogen, Inc 5 .050% 01/15/31 $ 514,024
500,000 Biogen, Inc 5 .750 05/15/35 523,974
1,375,000 Biogen, Inc 3 .150 05/01/50 894,139
1,346,000 Biogen, Inc 3 .250 02/15/51 881,750
500,000 Biogen, Inc 6 .450 05/15/55 536,127
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 197,239
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 490,751
500,000 Bristol-Myers Squibb Co 4 .900 02/22/29 513,399
1,150,000 (a) Bristol-Myers Squibb Co 1 .450 11/13/30 1,007,666
1,500,000 Bristol-Myers Squibb Co 5 .750 02/01/31 1,604,341
1,500,000 Bristol-Myers Squibb Co 5 .100 02/22/31 1,559,818
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,285,567
1,250,000 Bristol-Myers Squibb Co 5 .900 11/15/33 1,358,669
2,000,000 Bristol-Myers Squibb Co 5 .200 02/22/34 2,073,918
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,540,070
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 87,725
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 303,169
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 501,476
2,500,000 Bristol-Myers Squibb Co 5 .500 02/22/44 2,526,993
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 426,271
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,561,717
3,900,000 Bristol-Myers Squibb Co 4 .250 10/26/49 3,233,392
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 901,050
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,548,566
1,250,000 Bristol-Myers Squibb Co 6 .250 11/15/53 1,364,970
2,500,000 Bristol-Myers Squibb Co 5 .550 02/22/54 2,491,651
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 733,086
1,250,000 Bristol-Myers Squibb Co 6 .400 11/15/63 1,380,182
1,500,000 Bristol-Myers Squibb Co 5 .650 02/22/64 1,487,587
200,000 Danaher Corp 4 .375 09/15/45 176,075
400,000 Danaher Corp 2 .600 10/01/50 249,134
750,000 Danaher Corp 2 .800 12/10/51 482,459
1,000,000 Eli Lilly & Co 4 .000 10/15/28 1,001,729
1,500,000 Eli Lilly & Co 4 .200 08/14/29 1,510,618
1,500,000 Eli Lilly & Co 4 .750 02/12/30 1,538,605
1,500,000 Eli Lilly & Co 4 .250 03/15/31 1,501,865
1,500,000 Eli Lilly & Co 4 .900 02/12/32 1,549,543
1,000,000 Eli Lilly & Co 4 .550 10/15/32 1,007,849
850,000 Eli Lilly & Co 4 .700 02/27/33 867,230
1,500,000 Eli Lilly & Co 4 .700 02/09/34 1,516,564
1,200,000 Eli Lilly & Co 4 .600 08/14/34 1,204,497
1,500,000 Eli Lilly & Co 5 .100 02/12/35 1,551,708
1,500,000 Eli Lilly & Co 4 .900 10/15/35 1,519,530
1,300,000 Eli Lilly & Co 2 .250 05/15/50 756,993
1,550,000 Eli Lilly & Co 4 .875 02/27/53 1,445,553
1,500,000 Eli Lilly & Co 5 .000 02/09/54 1,419,155
1,000,000 Eli Lilly & Co 5 .050 08/14/54 953,964
500,000 Eli Lilly & Co 5 .500 02/12/55 510,714
125,000 Eli Lilly & Co 5 .550 10/15/55 128,595
750,000 Eli Lilly & Co 2 .500 09/15/60 425,520
1,425,000 Eli Lilly & Co 4 .950 02/27/63 1,315,240
1,500,000 Eli Lilly & Co 5 .100 02/09/64 1,416,883
1,500,000 Eli Lilly & Co 5 .200 08/14/64 1,442,295
1,500,000 Eli Lilly & Co 5 .600 02/12/65 1,535,798
100,000 Eli Lilly & Co 5 .650 10/15/65 103,254
525,000 Gilead Sciences, Inc 2 .950 03/01/27 517,608
2,815,000 Gilead Sciences, Inc 1 .650 10/01/30 2,496,019
1,500,000 Gilead Sciences, Inc 5 .250 10/15/33 1,573,067
1,000,000 Gilead Sciences, Inc 5 .100 06/15/35 1,027,406
450,000 Gilead Sciences, Inc 4 .600 09/01/35 444,949
550,000 Gilead Sciences, Inc 4 .000 09/01/36 511,697
325,000 Gilead Sciences, Inc 2 .600 10/01/40 238,615

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 250,000 Gilead Sciences, Inc 5 .650% 12/01/41 $ 261,479
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 957,395
950,000 Gilead Sciences, Inc 4 .500 02/01/45 851,265
925,000 Gilead Sciences, Inc 4 .750 03/01/46 850,148
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,286,547
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,678,811
1,000,000 Gilead Sciences, Inc 5 .550 10/15/53 1,009,422
1,000,000 Gilead Sciences, Inc 5 .500 11/15/54 1,007,395
1,000,000 Gilead Sciences, Inc 5 .600 11/15/64 1,012,070
1,400,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 1,366,694
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 923,716
1,000,000 GlaxoSmithKline Capital, Inc 4 .500 04/15/30 1,012,096
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 369,711
1,000,000 GlaxoSmithKline Capital, Inc 4 .875 04/15/35 1,008,225
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,397,460
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 747,982
1,500,000 Illumina, Inc 2 .550 03/23/31 1,340,586
1,000,000 Johnson & Johnson 4 .700 03/01/30 1,029,898
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,767,951
850,000 Johnson & Johnson 4 .900 06/01/31 886,052
1,000,000 Johnson & Johnson 4 .850 03/01/32 1,037,410
1,000,000 Johnson & Johnson 4 .375 12/05/33 1,011,408
1,500,000 (a) Johnson & Johnson 4 .950 06/01/34 1,576,384
2,000,000 Johnson & Johnson 5 .000 03/01/35 2,079,044
250,000 Johnson & Johnson 3 .550 03/01/36 228,963
450,000 Johnson & Johnson 3 .625 03/03/37 408,719
250,000 Johnson & Johnson 5 .950 08/15/37 279,528
675,000 Johnson & Johnson 3 .400 01/15/38 593,973
375,000 Johnson & Johnson 5 .850 07/15/38 414,918
1,000,000 Johnson & Johnson 2 .100 09/01/40 704,964
300,000 Johnson & Johnson 4 .500 12/05/43 283,951
1,200,000 Johnson & Johnson 3 .700 03/01/46 987,194
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,332,624
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,645,173
1,500,000 Johnson & Johnson 2 .250 09/01/50 902,483
1,500,000 Johnson & Johnson 5 .250 06/01/54 1,528,739
1,000,000 (a) Johnson & Johnson 2 .450 09/01/60 569,953
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,931,829
1,000,000 Merck & Co, Inc 4 .050 05/17/28 1,005,454
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,408,964
1,000,000 Merck & Co, Inc 4 .300 05/17/30 1,008,047
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,812,939
1,500,000 Merck & Co, Inc 4 .150 09/15/30 1,501,490
1,150,000 Merck & Co, Inc 2 .150 12/10/31 1,015,942
1,000,000 Merck & Co, Inc 4 .550 09/15/32 1,008,526
1,000,000 Merck & Co, Inc 4 .500 05/17/33 1,005,426
1,500,000 Merck & Co, Inc 4 .950 09/15/35 1,517,138
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,317,890
425,000 Merck & Co, Inc 2 .350 06/24/40 305,245
100,000 Merck & Co, Inc 3 .600 09/15/42 81,241
925,000 Merck & Co, Inc 4 .150 05/18/43 804,130
1,250,000 Merck & Co, Inc 4 .900 05/17/44 1,184,854
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,464,633
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,299,405
375,000 Merck & Co, Inc 2 .450 06/24/50 225,071
625,000 Merck & Co, Inc 2 .750 12/10/51 394,630
1,375,000 Merck & Co, Inc 5 .000 05/17/53 1,292,038
1,500,000 Merck & Co, Inc 5 .700 09/15/55 1,547,902
1,100,000 Merck & Co, Inc 2 .900 12/10/61 660,211
1,500,000 Merck & Co, Inc 5 .150 05/17/63 1,412,520
500,000 Mylan, Inc 4 .550 04/15/28 498,050
700,000 Mylan, Inc 5 .200 04/15/48 573,563

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 3,500,000 (a) Novartis Capital Corp 2 .000% 02/14/27 $ 3,417,584
2,300,000 Novartis Capital Corp 3 .100 05/17/27 2,275,744
1,000,000 Novartis Capital Corp 3 .800 09/18/29 995,471
1,000,000 Novartis Capital Corp 2 .200 08/14/30 919,344
1,000,000 Novartis Capital Corp 4 .000 09/18/31 994,522
1,500,000 Novartis Capital Corp 4 .200 09/18/34 1,466,792
400,000 Novartis Capital Corp 3 .700 09/21/42 334,454
1,025,000 Novartis Capital Corp 4 .400 05/06/44 926,470
1,000,000 Novartis Capital Corp 4 .000 11/20/45 847,539
750,000 Novartis Capital Corp 2 .750 08/14/50 491,792
350,000 Novartis Capital Corp 4 .700 09/18/54 319,467
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 5,056,998
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/30 5,093,764
3,300,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 3,333,830
3,850,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 3,731,078
4,775,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 4,614,496
3,500,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 3,322,026
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,822,489
950,000 Pfizer, Inc 3 .600 09/15/28 945,363
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,524,946
1,500,000 Pfizer, Inc 1 .750 08/18/31 1,314,298
425,000 Pfizer, Inc 4 .000 12/15/36 396,715
500,000 Pfizer, Inc 4 .100 09/15/38 454,350
875,000 Pfizer, Inc 3 .900 03/15/39 772,761
350,000 Pfizer, Inc 7 .200 03/15/39 420,330
1,250,000 Pfizer, Inc 2 .550 05/28/40 918,496
625,000 Pfizer, Inc 4 .300 06/15/43 549,260
1,100,000 Pfizer, Inc 4 .400 05/15/44 980,623
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,567,691
1,200,000 Pfizer, Inc 4 .200 09/15/48 1,008,365
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,702,221
1,000,000 Pfizer, Inc 2 .700 05/28/50 630,732
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 881,992
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 310,929
1,000,000 Revvity, Inc 2 .550 03/15/31 895,023
300,000 Revvity, Inc 2 .250 09/15/31 260,452
1,000,000 Revvity, Inc 3 .625 03/15/51 707,952
375,000 Royalty Pharma plc 2 .200 09/02/30 336,674
1,000,000 Royalty Pharma plc 4 .450 03/25/31 991,665
1,000,000 Royalty Pharma plc 5 .400 09/02/34 1,021,219
1,000,000 Royalty Pharma plc 5 .200 09/25/35 999,151
1,000,000 Royalty Pharma plc 3 .300 09/02/40 767,167
1,000,000 Royalty Pharma plc 3 .550 09/02/50 702,571
1,000,000 Royalty Pharma plc 3 .350 09/02/51 670,073
500,000 Royalty Pharma plc 5 .900 09/02/54 497,730
1,000,000 Royalty Pharma plc 5 .950 09/25/55 1,004,282
500,000 Sanofi 3 .625 06/19/28 497,195
1,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 1,124,130
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 635,720
1,000,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 1,029,789
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,564,138
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 1,022,209
1,150,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 778,385
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/54 998,681
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 654,600
1,000,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 1,004,380
1,000,000 Takeda US Financing, Inc 5 .200 07/07/35 1,016,439
1,000,000 Takeda US Financing, Inc 5 .900 07/07/55 1,030,169
500,000 Thermo Fisher Scientific, Inc 4 .800 11/21/27 508,040
1,000,000 Thermo Fisher Scientific, Inc 5 .000 01/31/29 1,029,108
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,417,961
500,000 Thermo Fisher Scientific, Inc 4 .977 08/10/30 517,529

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,000,000 Thermo Fisher Scientific, Inc 4 .200% 03/01/31 $ 998,724
275,000 (a) Thermo Fisher Scientific, Inc 2 .000 10/15/31 242,987
1,000,000 Thermo Fisher Scientific, Inc 4 .473 10/07/32 1,000,154
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 516,935
500,000 Thermo Fisher Scientific, Inc 5 .086 08/10/33 518,066
1,000,000 Thermo Fisher Scientific, Inc 5 .200 01/31/34 1,041,441
1,000,000 Thermo Fisher Scientific, Inc 4 .794 10/07/35 1,000,386
1,000,000 Thermo Fisher Scientific, Inc 4 .894 10/07/37 1,000,006
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,108,242
1,000,000 Thermo Fisher Scientific, Inc 5 .404 08/10/43 1,011,009
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 200,312
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 169,003
750,000 Utah Acquisition Sub, Inc 5 .250 06/15/46 623,232
400,000 Viatris, Inc 2 .300 06/22/27 385,042
375,000 Viatris, Inc 2 .700 06/22/30 337,655
600,000 Viatris, Inc 3 .850 06/22/40 457,550
1,950,000 Viatris, Inc 4 .000 06/22/50 1,330,336
150,000 Wyeth LLC 6 .500 02/01/34 169,609
275,000 Wyeth LLC 5 .950 04/01/37 297,879
425,000 Zoetis, Inc 3 .000 09/12/27 417,531
1,000,000 Zoetis, Inc 4 .150 08/17/28 1,003,462
500,000 Zoetis, Inc 3 .900 08/20/28 498,987
2,000,000 Zoetis, Inc 5 .600 11/16/32 2,127,080
1,000,000 Zoetis, Inc 5 .000 08/17/35 1,009,981
900,000 Zoetis, Inc 4 .700 02/01/43 830,665
650,000 Zoetis, Inc 3 .950 09/12/47 521,653
200,000 Zoetis, Inc 4 .450 08/20/48 173,113
375,000 Zoetis, Inc 3 .000 05/15/50 250,575
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 326,557,350
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 5 .500 04/01/29 518,899
1,000,000 CBRE Services, Inc 2 .500 04/01/31 904,082
1,000,000 CBRE Services, Inc 5 .950 08/15/34 1,066,636
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,489,617
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
2,000,000 Advanced Micro Devices, Inc 4 .319 03/24/28 2,017,432
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 489,027
500,000 (a) Advanced Micro Devices, Inc 4 .393 06/01/52 429,964
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,168,743
400,000 Analog Devices, Inc 3 .450 06/15/27 396,796
1,000,000 Analog Devices, Inc 4 .250 06/15/28 1,007,004
1,000,000 Analog Devices, Inc 1 .700 10/01/28 936,508
1,000,000 Analog Devices, Inc 4 .500 06/15/30 1,012,747
600,000 Analog Devices, Inc 2 .100 10/01/31 530,481
500,000 Analog Devices, Inc 5 .050 04/01/34 518,585
300,000 Analog Devices, Inc 2 .800 10/01/41 222,063
1,000,000 Analog Devices, Inc 2 .950 10/01/51 660,553
500,000 Analog Devices, Inc 5 .300 04/01/54 491,677
1,000,000 Applied Materials, Inc 3 .300 04/01/27 992,436
1,500,000 Applied Materials, Inc 4 .800 06/15/29 1,537,776
950,000 Applied Materials, Inc 1 .750 06/01/30 854,043
250,000 (a) Applied Materials, Inc 5 .100 10/01/35 259,342
100,000 Applied Materials, Inc 5 .850 06/15/41 106,884
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,048,274
775,000 (a) Applied Materials, Inc 2 .750 06/01/50 505,301
725,000 Broadcom Corp 4 .200 10/15/30 723,763
1,500,000 Broadcom Corp 4 .900 02/15/38 1,491,963
1,000,000 Broadcom, Inc 4 .800 04/15/28 1,018,403
300,000 (c) Broadcom, Inc 4 .000 04/15/29 298,606
1,150,000 Broadcom, Inc 5 .050 07/12/29 1,184,599
1,000,000 Broadcom, Inc 4 .350 02/15/30 1,004,914
2,500,000 Broadcom, Inc 5 .050 04/15/30 2,585,553

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 2,975,000 Broadcom, Inc 4 .600% 07/15/30 $ 3,019,978
343,000 Broadcom, Inc 4 .150 11/15/30 341,651
1,500,000 (c) Broadcom, Inc 2 .450 02/15/31 1,364,269
2,000,000 Broadcom, Inc 5 .150 11/15/31 2,078,097
1,000,000 Broadcom, Inc 4 .550 02/15/32 1,006,948
625,000 (c) Broadcom, Inc 4 .150 04/15/32 612,916
1,000,000 Broadcom, Inc 5 .200 04/15/32 1,041,164
4,000,000 Broadcom, Inc 4 .900 07/15/32 4,091,951
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,480,627
1,500,000 (c) Broadcom, Inc 2 .600 02/15/33 1,316,804
5,883,000 (c) Broadcom, Inc 3 .419 04/15/33 5,444,566
2,522,000 (c) Broadcom, Inc 3 .469 04/15/34 2,301,580
1,100,000 Broadcom, Inc 4 .800 10/15/34 1,107,694
1,500,000 Broadcom, Inc 5 .200 07/15/35 1,545,902
3,327,000 (c) Broadcom, Inc 3 .137 11/15/35 2,878,406
2,000,000 Broadcom, Inc 4 .800 02/15/36 1,993,898
3,043,000 (c) Broadcom, Inc 3 .187 11/15/36 2,596,828
3,336,000 (c) Broadcom, Inc 4 .926 05/15/37 3,327,053
850,000 (c) Broadcom, Inc 3 .500 02/15/41 699,488
1,000,000 (c) Broadcom, Inc 3 .750 02/15/51 782,606
1,000,000 Intel Corp 3 .750 08/05/27 992,305
1,000,000 Intel Corp 4 .875 02/10/28 1,015,167
1,500,000 Intel Corp 1 .600 08/12/28 1,398,952
1,000,000 Intel Corp 4 .000 08/05/29 989,430
2,500,000 Intel Corp 2 .450 11/15/29 2,321,554
1,000,000 Intel Corp 5 .125 02/10/30 1,029,059
1,500,000 Intel Corp 3 .900 03/25/30 1,471,394
1,500,000 Intel Corp 5 .000 02/21/31 1,539,380
2,000,000 Intel Corp 2 .000 08/12/31 1,749,471
1,000,000 Intel Corp 4 .150 08/05/32 964,620
250,000 Intel Corp 4 .000 12/15/32 238,310
1,500,000 (a) Intel Corp 5 .200 02/10/33 1,533,547
2,000,000 (a) Intel Corp 5 .150 02/21/34 2,027,778
1,000,000 Intel Corp 2 .800 08/12/41 699,472
1,000,000 Intel Corp 5 .625 02/10/43 980,648
200,000 Intel Corp 4 .100 05/19/46 157,545
675,000 Intel Corp 4 .100 05/11/47 527,069
1,328,000 Intel Corp 3 .734 12/08/47 980,880
2,500,000 Intel Corp 3 .250 11/15/49 1,661,222
3,175,000 Intel Corp 4 .750 03/25/50 2,689,611
1,000,000 Intel Corp 3 .050 08/12/51 634,481
1,000,000 Intel Corp 4 .900 08/05/52 860,115
1,500,000 Intel Corp 5 .700 02/10/53 1,450,610
1,550,000 Intel Corp 5 .600 02/21/54 1,488,275
1,000,000 Intel Corp 3 .100 02/15/60 592,585
1,000,000 Intel Corp 5 .050 08/05/62 859,088
1,000,000 Intel Corp 5 .900 02/10/63 973,993
300,000 KLA Corp 4 .100 03/15/29 300,580
850,000 KLA Corp 4 .650 07/15/32 862,566
1,000,000 KLA Corp 4 .700 02/01/34 1,010,193
500,000 KLA Corp 5 .000 03/15/49 473,496
1,000,000 KLA Corp 3 .300 03/01/50 715,347
1,500,000 KLA Corp 4 .950 07/15/52 1,402,959
500,000 KLA Corp 5 .250 07/15/62 480,213
275,000 Lam Research Corp 4 .000 03/15/29 274,799
125,000 Lam Research Corp 1 .900 06/15/30 112,900
825,000 Lam Research Corp 4 .875 03/15/49 770,347
200,000 Lam Research Corp 2 .875 06/15/50 132,873
1,200,000 Lam Research Corp 3 .125 06/15/60 769,748
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 957,884
350,000 Marvell Technology, Inc 4 .875 06/22/28 355,511
1,000,000 Marvell Technology, Inc 4 .750 07/15/30 1,013,025

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 1,000,000 Marvell Technology, Inc 5 .950% 09/15/33 $ 1,072,910
1,000,000 Marvell Technology, Inc 5 .450 07/15/35 1,030,933
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 1,014,676
1,425,000 Microchip Technology, Inc 5 .050 03/15/29 1,456,042
1,000,000 Microchip Technology, Inc 5 .050 02/15/30 1,022,629
400,000 Micron Technology, Inc 5 .327 02/06/29 412,128
1,000,000 Micron Technology, Inc 6 .750 11/01/29 1,087,052
500,000 Micron Technology, Inc 4 .663 02/15/30 504,596
500,000 Micron Technology, Inc 5 .300 01/15/31 517,397
1,000,000 Micron Technology, Inc 2 .703 04/15/32 889,899
750,000 Micron Technology, Inc 5 .650 11/01/32 787,073
1,000,000 Micron Technology, Inc 5 .875 02/09/33 1,062,115
1,000,000 Micron Technology, Inc 5 .875 09/15/33 1,063,798
1,000,000 Micron Technology, Inc 5 .800 01/15/35 1,052,038
750,000 Micron Technology, Inc 6 .050 11/01/35 801,329
750,000 Micron Technology, Inc 3 .366 11/01/41 580,222
750,000 Micron Technology, Inc 3 .477 11/01/51 536,477
1,000,000 NVIDIA Corp 1 .550 06/15/28 943,734
750,000 NVIDIA Corp 2 .850 04/01/30 716,706
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,347,889
1,000,000 NVIDIA Corp 3 .500 04/01/40 856,434
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,586,216
300,000 NXP BV 3 .150 05/01/27 295,311
175,000 NXP BV 4 .400 06/01/27 175,547
1,000,000 NXP BV 4 .300 08/19/28 1,001,430
2,000,000 NXP BV 2 .500 05/11/31 1,795,338
1,000,000 NXP BV 2 .650 02/15/32 889,502
1,000,000 NXP BV 4 .850 08/19/32 1,001,202
500,000 NXP BV 5 .000 01/15/33 506,569
1,000,000 NXP BV 5 .250 08/19/35 1,010,209
875,000 (c) NXP BV 3 .250 05/11/41 664,793
325,000 NXP BV 3 .125 02/15/42 239,829
500,000 NXP BV 3 .250 11/30/51 335,389
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,775,904
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,254,627
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 918,349
750,000 QUALCOMM, Inc 4 .500 05/20/30 761,471
2,384,000 (a) QUALCOMM, Inc 1 .650 05/20/32 2,016,830
750,000 QUALCOMM, Inc 4 .750 05/20/32 763,897
1,000,000 QUALCOMM, Inc 5 .400 05/20/33 1,062,558
750,000 QUALCOMM, Inc 4 .650 05/20/35 753,715
750,000 QUALCOMM, Inc 5 .000 05/20/35 765,712
650,000 QUALCOMM, Inc 4 .800 05/20/45 609,348
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,306,470
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 866,132
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,074,944
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 904,976
750,000 Texas Instruments, Inc 4 .600 02/08/29 765,654
500,000 Texas Instruments, Inc 2 .250 09/04/29 468,264
325,000 Texas Instruments, Inc 1 .750 05/04/30 293,442
500,000 Texas Instruments, Inc 4 .500 05/23/30 508,464
750,000 Texas Instruments, Inc 3 .650 08/16/32 720,762
500,000 Texas Instruments, Inc 4 .900 03/14/33 514,973
750,000 Texas Instruments, Inc 4 .850 02/08/34 769,608
500,000 Texas Instruments, Inc 5 .100 05/23/35 515,577
350,000 Texas Instruments, Inc 3 .875 03/15/39 312,392
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,261,206
1,000,000 Texas Instruments, Inc 2 .700 09/15/51 626,066
1,000,000 Texas Instruments, Inc 5 .000 03/14/53 940,959
750,000 (a) Texas Instruments, Inc 5 .150 02/08/54 723,193
1,050,000 Texas Instruments, Inc 5 .050 05/18/63 975,776
550,000 TSMC Arizona Corp 1 .750 10/25/26 536,726

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 350,000 TSMC Arizona Corp 3 .875% 04/22/27 $ 349,197
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 1,001,795
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 908,231
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 1,004,543
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 812,003
1,000,000 (a) TSMC Arizona Corp 3 .250 10/25/51 766,150
500,000 TSMC Arizona Corp 4 .500 04/22/52 479,188
1,000,000 Xilinx, Inc 2 .375 06/01/30 924,901
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 165,256,280
SOFTWARE & SERVICES - 0.8%
2,000,000 Accenture Capital, Inc 4 .050 10/04/29 1,998,093
1,500,000 Accenture Capital, Inc 4 .250 10/04/31 1,497,761
550,000 Accenture Capital, Inc 4 .500 10/04/34 542,423
1,000,000 Adobe, Inc 4 .800 04/04/29 1,026,964
1,000,000 Adobe, Inc 4 .950 01/17/30 1,036,327
925,000 Adobe, Inc 2 .300 02/01/30 860,906
1,000,000 Adobe, Inc 4 .950 04/04/34 1,034,024
1,000,000 Adobe, Inc 5 .300 01/17/35 1,058,096
1,000,000 Amdocs Ltd 2 .538 06/15/30 916,182
1,000,000 AppLovin Corp 5 .125 12/01/29 1,023,006
1,000,000 AppLovin Corp 5 .375 12/01/31 1,034,476
375,000 AppLovin Corp 5 .500 12/01/34 387,092
500,000 AppLovin Corp 5 .950 12/01/54 506,528
1,000,000 Atlassian Corp 5 .250 05/15/29 1,028,057
1,000,000 Atlassian Corp 5 .500 05/15/34 1,030,207
450,000 Autodesk, Inc 3 .500 06/15/27 446,157
750,000 Autodesk, Inc 2 .850 01/15/30 708,080
1,000,000 Autodesk, Inc 2 .400 12/15/31 885,981
1,000,000 Autodesk, Inc 5 .300 06/15/35 1,027,661
1,000,000 Automatic Data Processing, Inc 4 .750 05/08/32 1,023,953
1,000,000 (a) Booz Allen Hamilton, Inc 5 .950 08/04/33 1,050,152
1,000,000 (a) Booz Allen Hamilton, Inc 5 .950 04/15/35 1,042,507
1,000,000 (c) CGI, Inc 4 .950 03/14/30 1,018,054
1,000,000 CGI, Inc 2 .300 09/14/31 879,189
2,000,000 Fiserv, Inc 4 .550 02/15/31 2,007,415
2,000,000 Fiserv, Inc 5 .250 08/11/35 2,021,279
500,000 Genpact Luxembourg SARL 6 .000 06/04/29 520,159
1,000,000 IBM International Capital Pte Ltd 4 .600 02/05/29 1,013,472
1,000,000 IBM International Capital Pte Ltd 4 .750 02/05/31 1,019,896
1,000,000 IBM International Capital Pte Ltd 4 .900 02/05/34 1,012,981
1,000,000 IBM International Capital Pte Ltd 5 .250 02/05/44 984,002
1,000,000 IBM International Capital Pte Ltd 5 .300 02/05/54 957,014
1,000,000 International Business Machines Corp 4 .500 02/06/28 1,010,432
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,620,276
1,900,000 International Business Machines Corp 1 .950 05/15/30 1,720,747
1,500,000 International Business Machines Corp 2 .720 02/09/32 1,361,195
1,500,000 International Business Machines Corp 4 .750 02/06/33 1,524,481
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,660,823
19,000 International Business Machines Corp 5 .600 11/30/39 19,871
450,000 International Business Machines Corp 2 .850 05/15/40 340,322
1,060,000 International Business Machines Corp 4 .000 06/20/42 900,937
500,000 International Business Machines Corp 4 .700 02/19/46 453,542
975,000 International Business Machines Corp 2 .950 05/15/50 641,022
1,500,000 International Business Machines Corp 3 .430 02/09/52 1,059,260
1,000,000 International Business Machines Corp 4 .900 07/27/52 908,357
1,000,000 International Business Machines Corp 5 .100 02/06/53 936,431
1,500,000 Intuit, Inc 5 .125 09/15/28 1,548,634
350,000 Intuit, Inc 1 .650 07/15/30 312,509
1,500,000 Intuit, Inc 5 .200 09/15/33 1,568,162
1,500,000 Intuit, Inc 5 .500 09/15/53 1,510,934
750,000 Kyndryl Holdings, Inc 2 .050 10/15/26 732,526
750,000 Kyndryl Holdings, Inc 2 .700 10/15/28 714,443

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 750,000 Kyndryl Holdings, Inc 3 .150% 10/15/31 $ 681,922
1,000,000 (a) Kyndryl Holdings, Inc 6 .350 02/20/34 1,068,596
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 608,492
100,000 Leidos, Inc 4 .375 05/15/30 99,686
1,000,000 Leidos, Inc 2 .300 02/15/31 892,300
1,000,000 Leidos, Inc 5 .400 03/15/32 1,038,883
1,000,000 Leidos, Inc 5 .750 03/15/33 1,056,174
1,000,000 Leidos, Inc 5 .500 03/15/35 1,036,126
1,000,000 Meta Platforms, Inc 4 .300 08/15/29 1,012,717
1,000,000 Meta Platforms, Inc 4 .550 08/15/31 1,019,670
3,500,000 Meta Platforms, Inc 4 .750 08/15/34 3,545,600
2,300,000 Meta Platforms, Inc 5 .550 08/15/64 2,283,101
8,739,000 Microsoft Corp 3 .300 02/06/27 8,687,189
300,000 Microsoft Corp 3 .400 06/15/27 298,785
250,000 Microsoft Corp 1 .350 09/15/30 221,523
150,000 Microsoft Corp 3 .500 02/12/35 141,771
1,072,000 Microsoft Corp 3 .450 08/08/36 978,537
300,000 Microsoft Corp 4 .500 06/15/47 276,408
8,038,000 Microsoft Corp 2 .525 06/01/50 5,088,633
2,100,000 Microsoft Corp 2 .500 09/15/50 1,316,315
6,265,000 Microsoft Corp 2 .921 03/17/52 4,249,088
7,374,000 Microsoft Corp 2 .675 06/01/60 4,410,221
1,073,000 Microsoft Corp 3 .041 03/17/62 698,203
1,500,000 Oracle Corp 4 .200 09/27/29 1,496,861
1,500,000 Oracle Corp 6 .150 11/09/29 1,599,584
1,000,000 Oracle Corp 2 .950 04/01/30 942,235
1,500,000 Oracle Corp 4 .650 05/06/30 1,521,036
400,000 Oracle Corp 3 .250 05/15/30 381,126
1,550,000 Oracle Corp 4 .450 09/26/30 1,549,239
3,000,000 Oracle Corp 2 .875 03/25/31 2,754,709
4,000,000 Oracle Corp 5 .250 02/03/32 4,123,787
3,000,000 Oracle Corp 4 .800 09/26/32 3,003,607
1,500,000 Oracle Corp 6 .250 11/09/32 1,630,045
1,750,000 Oracle Corp 4 .900 02/06/33 1,765,834
2,497,000 Oracle Corp 4 .300 07/08/34 2,389,011
4,000,000 Oracle Corp 4 .700 09/27/34 3,906,326
650,000 Oracle Corp 3 .900 05/15/35 592,407
2,875,000 Oracle Corp 5 .500 08/03/35 2,957,530
1,950,000 Oracle Corp 5 .200 09/26/35 1,960,738
1,225,000 Oracle Corp 3 .850 07/15/36 1,090,822
4,000,000 Oracle Corp 3 .800 11/15/37 3,458,111
100,000 Oracle Corp 6 .500 04/15/38 109,659
470,000 Oracle Corp 6 .125 07/08/39 497,200
675,000 Oracle Corp 3 .600 04/01/40 542,120
325,000 Oracle Corp 5 .375 07/15/40 318,848
2,000,000 Oracle Corp 3 .650 03/25/41 1,601,786
500,000 Oracle Corp 4 .500 07/08/44 426,939
325,000 Oracle Corp 4 .125 05/15/45 261,161
1,900,000 Oracle Corp 5 .875 09/26/45 1,905,158
2,025,000 Oracle Corp 4 .000 07/15/46 1,577,422
3,100,000 Oracle Corp 4 .000 11/15/47 2,402,483
3,350,000 Oracle Corp 3 .600 04/01/50 2,358,264
2,000,000 Oracle Corp 3 .950 03/25/51 1,487,017
3,500,000 Oracle Corp 6 .900 11/09/52 3,894,277
2,375,000 Oracle Corp 5 .550 02/06/53 2,247,283
1,000,000 Oracle Corp 5 .375 09/27/54 918,621
500,000 Oracle Corp 4 .375 05/15/55 392,571
1,000,000 Oracle Corp 6 .000 08/03/55 1,003,907
3,000,000 Oracle Corp 5 .950 09/26/55 2,990,771
1,500,000 Oracle Corp 3 .850 04/01/60 1,031,504
2,000,000 Oracle Corp 4 .100 03/25/61 1,440,016
1,500,000 Oracle Corp 5 .500 09/27/64 1,373,752

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 1,000,000 Oracle Corp 6 .125% 08/03/65 $ 1,003,868
3,000,000 Oracle Corp 6 .100 09/26/65 2,994,475
300,000 Roper Technologies, Inc 4 .200 09/15/28 300,666
500,000 Roper Technologies, Inc 2 .950 09/15/29 476,516
475,000 Roper Technologies, Inc 2 .000 06/30/30 426,701
750,000 Roper Technologies, Inc 1 .750 02/15/31 653,632
1,000,000 Roper Technologies, Inc 4 .750 02/15/32 1,011,180
1,500,000 Roper Technologies, Inc 4 .900 10/15/34 1,501,706
925,000 Salesforce, Inc 3 .700 04/11/28 922,085
2,000,000 Salesforce, Inc 1 .500 07/15/28 1,879,266
1,250,000 Salesforce, Inc 1 .950 07/15/31 1,109,200
1,075,000 Salesforce, Inc 2 .700 07/15/41 790,617
1,000,000 Salesforce, Inc 2 .900 07/15/51 656,147
2,000,000 Salesforce, Inc 3 .050 07/15/61 1,260,600
1,000,000 ServiceNow, Inc 1 .400 09/01/30 875,689
2,000,000 Synopsys, Inc 4 .650 04/01/28 2,022,385
2,000,000 Synopsys, Inc 4 .850 04/01/30 2,037,142
2,000,000 Synopsys, Inc 5 .000 04/01/32 2,043,794
2,000,000 Synopsys, Inc 5 .150 04/01/35 2,034,509
2,000,000 Synopsys, Inc 5 .700 04/01/55 2,018,462
750,000 Take-Two Interactive Software, Inc 5 .400 06/12/29 776,511
750,000 Take-Two Interactive Software, Inc 5 .600 06/12/34 783,186
750,000 VeriSign, Inc 2 .700 06/15/31 675,990
1,000,000 VeriSign, Inc 5 .250 06/01/32 1,027,225
725,000 VMware, Inc 3 .900 08/21/27 722,321
1,500,000 VMware, Inc 1 .800 08/15/28 1,407,377
1,000,000 VMware, Inc 4 .700 05/15/30 1,012,364
1,150,000 VMware, Inc 2 .200 08/15/31 1,014,326
1,500,000 Workday, Inc 3 .500 04/01/27 1,486,707
1,500,000 Workday, Inc 3 .700 04/01/29 1,477,647
TOTAL SOFTWARE & SERVICES 197,158,999
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
1,000,000 Alphabet, Inc 4 .000 05/15/30 1,004,410
1,000,000 Alphabet, Inc 4 .500 05/15/35 1,000,858
1,000,000 Alphabet, Inc 5 .250 05/15/55 1,002,179
1,000,000 Alphabet, Inc 5 .300 05/15/65 995,032
750,000 Amphenol Corp 4 .375 06/12/28 756,783
1,000,000 Amphenol Corp 2 .800 02/15/30 946,175
1,000,000 Amphenol Corp 2 .200 09/15/31 887,438
600,000 Amphenol Corp 5 .250 04/05/34 625,886
1,000,000 Amphenol Corp 5 .000 01/15/35 1,020,302
500,000 Amphenol Corp 5 .375 11/15/54 499,826
275,000 Apple, Inc 3 .200 05/11/27 272,727
3,675,000 Apple, Inc 3 .000 11/13/27 3,626,608
3,000,000 Apple, Inc 1 .200 02/08/28 2,828,313
2,500,000 Apple, Inc 1 .400 08/05/28 2,343,734
1,000,000 Apple, Inc 3 .250 08/08/29 978,911
1,000,000 Apple, Inc 2 .200 09/11/29 938,183
2,950,000 Apple, Inc 1 .650 05/11/30 2,666,114
1,000,000 Apple, Inc 4 .200 05/12/30 1,010,783
3,000,000 Apple, Inc 1 .250 08/20/30 2,642,619
3,000,000 Apple, Inc 1 .650 02/08/31 2,658,097
2,500,000 Apple, Inc 1 .700 08/05/31 2,200,219
1,000,000 Apple, Inc 4 .500 05/12/32 1,020,528
1,000,000 Apple, Inc 3 .350 08/08/32 956,033
1,500,000 Apple, Inc 4 .300 05/10/33 1,519,696
1,000,000 Apple, Inc 4 .750 05/12/35 1,025,044
1,600,000 Apple, Inc 4 .500 02/23/36 1,619,341
2,000,000 Apple, Inc 2 .375 02/08/41 1,437,761
350,000 Apple, Inc 3 .850 05/04/43 298,670
750,000 Apple, Inc 4 .450 05/06/44 703,825
1,350,000 Apple, Inc 3 .450 02/09/45 1,071,741

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 1,000,000 Apple, Inc 4 .375% 05/13/45 $ 904,601
1,775,000 Apple, Inc 4 .650 02/23/46 1,659,836
900,000 Apple, Inc 3 .850 08/04/46 744,791
1,175,000 Apple, Inc 4 .250 02/09/47 1,027,733
900,000 Apple, Inc 3 .750 09/12/47 723,730
2,850,000 Apple, Inc 3 .750 11/13/47 2,301,827
3,000,000 Apple, Inc 2 .950 09/11/49 2,053,591
3,350,000 Apple, Inc 2 .650 05/11/50 2,146,428
1,375,000 Apple, Inc 2 .400 08/20/50 836,070
1,000,000 Apple, Inc 2 .650 02/08/51 637,997
1,000,000 Apple, Inc 2 .700 08/05/51 638,221
750,000 Apple, Inc 3 .950 08/08/52 609,079
2,000,000 (a) Apple, Inc 4 .850 05/10/53 1,944,878
25,000 Apple, Inc 2 .550 08/20/60 14,651
2,000,000 Apple, Inc 2 .800 02/08/61 1,206,120
1,000,000 Apple, Inc 2 .850 08/05/61 608,276
750,000 Apple, Inc 4 .100 08/08/62 606,565
425,000 Arrow Electronics, Inc 3 .875 01/12/28 420,174
1,000,000 Arrow Electronics, Inc 5 .150 08/21/29 1,023,731
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 892,477
750,000 Arrow Electronics, Inc 5 .875 04/10/34 786,041
200,000 Avnet, Inc 4 .625 04/15/26 199,812
1,000,000 Avnet, Inc 6 .250 03/15/28 1,040,636
1,000,000 Avnet, Inc 3 .000 05/15/31 905,213
2,000,000 CDW LLC 2 .670 12/01/26 1,962,052
1,000,000 CDW LLC 3 .276 12/01/28 965,951
1,000,000 CDW LLC 5 .100 03/01/30 1,017,733
575,000 CDW LLC 3 .569 12/01/31 536,810
1,000,000 CDW LLC 5 .550 08/22/34 1,025,356
1,000,000 Cisco Systems, Inc 4 .550 02/24/28 1,015,376
3,000,000 Cisco Systems, Inc 4 .850 02/26/29 3,078,398
1,000,000 Cisco Systems, Inc 4 .750 02/24/30 1,026,008
3,000,000 Cisco Systems, Inc 4 .950 02/26/31 3,104,758
1,000,000 Cisco Systems, Inc 4 .950 02/24/32 1,033,940
3,000,000 Cisco Systems, Inc 5 .050 02/26/34 3,103,099
1,000,000 Cisco Systems, Inc 5 .100 02/24/35 1,034,230
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,086,230
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,226,809
1,000,000 Cisco Systems, Inc 5 .300 02/26/54 987,096
1,000,000 Cisco Systems, Inc 5 .500 02/24/55 1,017,514
2,000,000 Cisco Systems, Inc 5 .350 02/26/64 1,963,530
200,000 Corning, Inc 4 .700 03/15/37 195,461
100,000 Corning, Inc 5 .750 08/15/40 104,425
200,000 Corning, Inc 4 .750 03/15/42 185,075
300,000 Corning, Inc 5 .350 11/15/48 290,570
500,000 Corning, Inc 3 .900 11/15/49 391,463
825,000 Corning, Inc 4 .375 11/15/57 683,391
200,000 Corning, Inc 5 .850 11/15/68 199,153
1,000,000 Corning, Inc 5 .450 11/15/79 938,577
1,000,000 Dell International LLC 5 .250 02/01/28 1,021,886
2,000,000 Dell International LLC 4 .750 04/01/28 2,029,325
1,000,000 (b) Dell International LLC 4 .150 02/15/29 997,607
1,900,000 Dell International LLC 5 .300 10/01/29 1,961,949
1,000,000 Dell International LLC 4 .350 02/01/30 996,795
1,500,000 Dell International LLC 5 .000 04/01/30 1,536,452
1,000,000 (b) Dell International LLC 4 .500 02/15/31 997,688
1,500,000 Dell International LLC 5 .300 04/01/32 1,548,547
1,000,000 (b) Dell International LLC 4 .750 10/06/32 995,530
750,000 Dell International LLC 5 .750 02/01/33 793,291
1,000,000 Dell International LLC 5 .400 04/15/34 1,032,517
1,000,000 Dell International LLC 4 .850 02/01/35 984,062
500,000 Dell International LLC 5 .500 04/01/35 516,473

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 1,000,000 (b) Dell International LLC 5 .100% 02/15/36 $ 994,422
608,000 Dell International LLC 8 .100 07/15/36 740,883
377,000 Dell International LLC 8 .350 07/15/46 489,972
1,000,000 Dell International LLC 3 .450 12/15/51 702,675
500,000 Flex Ltd 6 .000 01/15/28 516,542
1,000,000 Flex Ltd 4 .875 05/12/30 1,009,844
1,000,000 Flex Ltd 5 .250 01/15/32 1,025,238
1,000,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 1,003,798
1,000,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 1,004,446
1,000,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 1,027,447
1,500,000 Hewlett Packard Enterprise Co 4 .550 10/15/29 1,508,121
1,500,000 Hewlett Packard Enterprise Co 4 .850 10/15/31 1,515,661
2,000,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 1,984,449
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 243,346
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,237,647
2,000,000 Hewlett Packard Enterprise Co 5 .600 10/15/54 1,912,728
1,000,000 HP, Inc 3 .000 06/17/27 980,902
500,000 HP, Inc 4 .750 01/15/28 506,712
1,000,000 HP, Inc 4 .000 04/15/29 989,683
750,000 HP, Inc 5 .400 04/25/30 778,391
1,000,000 HP, Inc 3 .400 06/17/30 954,365
1,000,000 HP, Inc 2 .650 06/17/31 902,061
500,000 HP, Inc 4 .200 04/15/32 484,900
500,000 (a) HP, Inc 5 .500 01/15/33 517,948
750,000 HP, Inc 6 .100 04/25/35 796,083
975,000 HP, Inc 6 .000 09/15/41 1,007,926
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,014,283
1,500,000 International Business Machines Corp 4 .800 02/10/30 1,534,995
2,000,000 International Business Machines Corp 5 .000 02/10/32 2,059,761
1,000,000 International Business Machines Corp 5 .200 02/10/35 1,026,577
1,000,000 International Business Machines Corp 5 .700 02/10/55 1,013,793
1,000,000 Jabil, Inc 4 .250 05/15/27 1,000,082
100,000 Jabil, Inc 3 .950 01/12/28 99,313
1,000,000 Jabil, Inc 5 .450 02/01/29 1,031,942
750,000 Jabil, Inc 3 .600 01/15/30 723,302
50,000 Jabil, Inc 3 .000 01/15/31 46,046
600,000 Keysight Technologies, Inc 4 .600 04/06/27 602,776
500,000 Keysight Technologies, Inc 3 .000 10/30/29 475,449
500,000 Keysight Technologies, Inc 5 .350 07/30/30 519,715
1,000,000 Keysight Technologies, Inc 4 .950 10/15/34 1,006,327
1,000,000 Motorola Solutions, Inc 5 .000 04/15/29 1,023,930
500,000 Motorola Solutions, Inc 4 .600 05/23/29 505,377
1,000,000 Motorola Solutions, Inc 4 .850 08/15/30 1,019,056
600,000 Motorola Solutions, Inc 2 .300 11/15/30 542,352
500,000 Motorola Solutions, Inc 5 .600 06/01/32 526,342
1,000,000 Motorola Solutions, Inc 5 .200 08/15/32 1,030,595
1,000,000 Motorola Solutions, Inc 5 .400 04/15/34 1,036,547
1,000,000 Motorola Solutions, Inc 5 .550 08/15/35 1,041,769
200,000 Motorola Solutions, Inc 5 .500 09/01/44 199,647
500,000 NetApp, Inc 2 .375 06/22/27 484,885
750,000 NetApp, Inc 2 .700 06/22/30 694,340
1,000,000 NetApp, Inc 5 .500 03/17/32 1,040,444
1,000,000 (a) NetApp, Inc 5 .700 03/17/35 1,045,331
1,000,000 TD SYNNEX Corp 2 .375 08/09/28 949,193
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 897,149
1,000,000 TD SYNNEX Corp 6 .100 04/12/34 1,063,116
625,000 Trimble, Inc 4 .900 06/15/28 636,520
1,000,000 Trimble, Inc 6 .100 03/15/33 1,074,982
1,000,000 Vontier Corp 2 .400 04/01/28 951,256
1,000,000 Vontier Corp 2 .950 04/01/31 913,395
1,000,000 Western Digital Corp 2 .850 02/01/29 940,153

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 1,000,000 Western Digital Corp 3 .100% 02/01/32 $ 904,434
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 163,586,805
TELECOMMUNICATION SERVICES - 0.9%
2,000,000 America Movil SAB de C.V. 3 .625 04/22/29 1,954,082
2,000,000 America Movil SAB de C.V. 2 .875 05/07/30 1,869,954
1,000,000 America Movil SAB de C.V. 4 .700 07/21/32 999,119
2,000,000 America Movil SAB de C.V. 5 .000 01/20/33 2,030,960
440,000 America Movil SAB de C.V. 6 .125 03/30/40 470,596
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,422,267
2,000,000 America Movil SAB de C.V. 4 .375 04/22/49 1,699,214
1,000,000 AT&T, Inc 2 .300 06/01/27 970,452
1,150,000 AT&T, Inc 1 .650 02/01/28 1,088,714
4,375,000 AT&T, Inc 4 .350 03/01/29 4,394,429
1,000,000 AT&T, Inc 4 .300 02/15/30 1,002,177
3,500,000 AT&T, Inc 4 .700 08/15/30 3,559,566
3,000,000 AT&T, Inc 2 .250 02/01/32 2,626,376
3,000,000 AT&T, Inc 4 .550 11/01/32 2,986,690
10,855,000 AT&T, Inc 2 .550 12/01/33 9,243,133
4,500,000 AT&T, Inc 5 .400 02/15/34 4,677,053
1,825,000 AT&T, Inc 4 .500 05/15/35 1,763,373
1,000,000 AT&T, Inc 5 .375 08/15/35 1,029,928
3,000,000 AT&T, Inc 4 .900 11/01/35 2,976,578
3,000,000 AT&T, Inc 3 .500 06/01/41 2,398,131
300,000 AT&T, Inc 4 .650 06/01/44 264,610
3,000,000 AT&T, Inc 5 .550 11/01/45 2,970,176
2,000,000 AT&T, Inc 3 .650 06/01/51 1,446,251
7,360,000 AT&T, Inc 3 .500 09/15/53 5,090,934
3,000,000 AT&T, Inc 5 .700 11/01/54 2,965,096
8,357,000 AT&T, Inc 3 .550 09/15/55 5,758,960
1,000,000 AT&T, Inc 6 .050 08/15/56 1,036,524
9,844,000 AT&T, Inc 3 .800 12/01/57 7,019,240
8,523,000 AT&T, Inc 3 .650 09/15/59 5,827,216
1,000,000 AT&T, Inc 3 .850 06/01/60 711,026
500,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 508,820
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 1,012,350
750,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 626,654
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .550 02/15/54 977,030
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,792,984
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,754,565
3,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 4,349,435
745,000 Orange S.A. 9 .000 03/01/31 905,144
900,000 Orange S.A. 5 .375 01/13/42 898,008
1,725,000 Orange S.A. 5 .500 02/06/44 1,722,335
200,000 Rogers Communications, Inc 2 .900 11/15/26 196,901
2,000,000 Rogers Communications, Inc 3 .200 03/15/27 1,971,479
1,000,000 Rogers Communications, Inc 5 .000 02/15/29 1,019,087
1,500,000 Rogers Communications, Inc 3 .800 03/15/32 1,416,956
2,500,000 Rogers Communications, Inc 5 .300 02/15/34 2,536,214
1,000,000 Rogers Communications, Inc 4 .500 03/15/42 870,593
300,000 Rogers Communications, Inc 5 .450 10/01/43 287,738
4,500,000 Rogers Communications, Inc 4 .550 03/15/52 3,730,183
2,000,000 Sprint Capital Corp 6 .875 11/15/28 2,151,297
2,000,000 Sprint Capital Corp 8 .750 03/15/32 2,436,568
625,000 Telefonica Emisiones S.A. 7 .045 06/20/36 705,125
1,200,000 Telefonica Emisiones S.A. 4 .665 03/06/38 1,092,931
2,125,000 Telefonica Emisiones S.A. 5 .213 03/08/47 1,910,131
1,175,000 Telefonica Emisiones S.A. 4 .895 03/06/48 1,008,646
900,000 Telefonica Emisiones S.A. 5 .520 03/01/49 836,630
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,496,974
567,000 Telefonica Europe BV 8 .250 09/15/30 655,095
325,000 TELUS Corp 2 .800 02/16/27 318,900
300,000 TELUS Corp 3 .700 09/15/27 297,406

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.9% (continued)
$ 1,000,000 TELUS Corp 3 .400% 05/13/32 $ 920,940
1,000,000 T-Mobile US, Inc 5 .125 05/15/32 1,029,158
2,500,000 T-Mobile US, Inc 5 .750 01/15/34 2,649,049
1,000,000 (a) T-Mobile US, Inc 5 .300 05/15/35 1,024,182
325,000 T-Mobile US, Inc 6 .000 06/15/54 336,495
700,000 T-Mobile US, Inc 5 .875 11/15/55 715,025
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,976,219
1,500,000 T-Mobile USA, Inc 2 .050 02/15/28 1,430,117
1,500,000 T-Mobile USA, Inc 4 .950 03/15/28 1,528,783
1,000,000 T-Mobile USA, Inc 4 .800 07/15/28 1,018,214
2,000,000 T-Mobile USA, Inc 4 .850 01/15/29 2,040,168
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 949,070
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 941,168
1,000,000 T-Mobile USA, Inc 3 .375 04/15/29 970,930
1,000,000 T-Mobile USA, Inc 4 .200 10/01/29 998,633
825,000 T-Mobile USA, Inc 3 .875 04/15/30 808,986
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,362,931
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,319,588
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 896,414
4,000,000 T-Mobile USA, Inc 5 .200 01/15/33 4,127,437
1,425,000 T-Mobile USA, Inc 5 .050 07/15/33 1,455,584
1,150,000 T-Mobile USA, Inc 5 .150 04/15/34 1,176,421
2,000,000 T-Mobile USA, Inc 4 .700 01/15/35 1,964,201
650,000 T-Mobile USA, Inc 4 .375 04/15/40 586,911
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 1,014,421
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,259,723
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,703,957
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,712,999
2,000,000 T-Mobile USA, Inc 5 .650 01/15/53 1,976,090
575,000 T-Mobile USA, Inc 5 .500 01/15/55 555,956
1,000,000 T-Mobile USA, Inc 5 .250 06/15/55 930,886
1,500,000 T-Mobile USA, Inc 3 .600 11/15/60 1,018,957
1,000,000 T-Mobile USA, Inc 5 .800 09/15/62 1,005,856
2,000,000 Verizon Communications, Inc 2 .100 03/22/28 1,907,685
350,000 Verizon Communications, Inc 3 .875 02/08/29 347,479
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,355,003
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,624,615
2,635,000 Verizon Communications, Inc 2 .550 03/21/31 2,395,768
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 9,957,656
2,000,000 Verizon Communications, Inc 5 .050 05/09/33 2,046,598
1,000,000 Verizon Communications, Inc 4 .780 02/15/35 983,712
3,000,000 Verizon Communications, Inc 5 .250 04/02/35 3,050,741
11,750,000 (c) Verizon Communications, Inc 5 .401 07/02/37 11,937,531
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,446,512
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,066,646
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 728,394
150,000 Verizon Communications, Inc 4 .000 03/22/50 118,002
3,000,000 Verizon Communications, Inc 2 .875 11/20/50 1,914,738
3,225,000 Verizon Communications, Inc 3 .550 03/22/51 2,364,571
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 767,586
2,500,000 (a) Verizon Communications, Inc 5 .500 02/23/54 2,462,387
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 5,403,798
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,211,574
3,000,000 Verizon Communications, Inc 3 .700 03/22/61 2,113,182
683,000 Vodafone Group plc 6 .150 02/27/37 744,221
825,000 Vodafone Group plc 5 .625 02/10/53 803,008
2,500,000 Vodafone Group plc 5 .750 06/28/54 2,461,301
1,500,000 Vodafone Group plc 5 .750 02/10/63 1,460,910
1,500,000 Vodafone Group plc 5 .875 06/28/64 1,493,076
TOTAL TELECOMMUNICATION SERVICES 232,311,167
TRANSPORTATION - 0.5%
335,652 American Airlines 2 .875 07/11/34 303,877

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 2,000,000 Boeing Co 6 .298% 05/01/29 $ 2,122,494
2,000,000 Boeing Co 6 .388 05/01/31 2,178,230
975,000 Boeing Co 6 .858 05/01/54 1,112,186
1,000,000 Boeing Co 7 .008 05/01/64 1,157,653
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 697,854
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 245,941
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 180,686
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 270,553
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 491,654
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 476,217
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 540,505
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,087,943
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 183,562
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 934,561
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 335,688
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,372,869
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 851,610
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 561,849
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 507,691
2,400,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 1,694,655
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 858,713
1,500,000 Burlington Northern Santa Fe LLC 5 .200 04/15/54 1,439,522
1,500,000 Burlington Northern Santa Fe LLC 5 .500 03/15/55 1,503,375
1,000,000 Burlington Northern Santa Fe LLC 5 .800 03/15/56 1,046,313
200,000 Canadian National Railway Co 6 .900 07/15/28 215,317
500,000 Canadian National Railway Co 3 .850 08/05/32 481,004
500,000 Canadian National Railway Co 5 .850 11/01/33 544,578
200,000 Canadian National Railway Co 6 .250 08/01/34 221,989
1,000,000 Canadian National Railway Co 4 .375 09/18/34 977,672
250,000 Canadian National Railway Co 3 .500 11/15/42 196,603
100,000 Canadian National Railway Co 4 .500 11/07/43 87,340
650,000 Canadian National Railway Co 3 .200 08/02/46 473,336
725,000 Canadian National Railway Co 3 .650 02/03/48 559,254
325,000 Canadian National Railway Co 4 .450 01/20/49 284,057
400,000 Canadian National Railway Co 2 .450 05/01/50 240,579
750,000 Canadian National Railway Co 4 .400 08/05/52 644,195
500,000 Canadian National Railway Co 6 .125 11/01/53 549,402
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 299,469
500,000 Canadian Pacific Railway Co 2 .875 11/15/29 474,776
850,000 Canadian Pacific Railway Co 2 .050 03/05/30 774,411
1,500,000 Canadian Pacific Railway Co 4 .800 03/30/30 1,535,389
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 227,399
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 534,260
1,000,000 Canadian Pacific Railway Co 5 .200 03/30/35 1,030,619
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 268,088
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 355,945
100,000 Canadian Pacific Railway Co 4 .300 05/15/43 86,707
175,000 Canadian Pacific Railway Co 4 .950 08/15/45 164,088
800,000 Canadian Pacific Railway Co 4 .700 05/01/48 713,951
500,000 Canadian Pacific Railway Co 3 .500 05/01/50 366,717
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 676,162
500,000 Canadian Pacific Railway Co 4 .200 11/15/69 383,546
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,315,386
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 400,282
825,000 CSX Corp 4 .250 03/15/29 828,144
600,000 CSX Corp 2 .400 02/15/30 558,696
850,000 CSX Corp 4 .100 11/15/32 834,933
2,500,000 CSX Corp 5 .200 11/15/33 2,611,698
1,000,000 CSX Corp 5 .050 06/15/35 1,021,227
100,000 CSX Corp 6 .000 10/01/36 108,482
200,000 CSX Corp 6 .150 05/01/37 220,860
400,000 CSX Corp 5 .500 04/15/41 410,833

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 350,000 CSX Corp 4 .400% 03/01/43 $ 311,756
600,000 CSX Corp 4 .100 03/15/44 508,748
800,000 CSX Corp 3 .800 11/01/46 635,635
550,000 CSX Corp 4 .300 03/01/48 467,004
850,000 CSX Corp 4 .750 11/15/48 768,894
500,000 CSX Corp 4 .500 03/15/49 432,030
600,000 CSX Corp 3 .350 09/15/49 429,561
500,000 CSX Corp 3 .800 04/15/50 387,412
200,000 CSX Corp 3 .950 05/01/50 159,006
800,000 CSX Corp 2 .500 05/15/51 474,358
750,000 CSX Corp 4 .500 11/15/52 647,201
300,000 CSX Corp 4 .500 08/01/54 255,846
625,000 (a) CSX Corp 4 .900 03/15/55 573,410
150,000 CSX Corp 4 .250 11/01/66 118,126
800,000 CSX Corp 4 .650 03/01/68 675,991
1,500,000 Delta Air Lines, Inc 5 .250 07/10/30 1,530,288
500,000 (c) FedEx Corp 4 .200 10/17/28 499,240
500,000 (c) FedEx Corp 4 .250 05/15/30 500,093
500,000 (c) FedEx Corp 2 .400 05/15/31 449,686
1,000,000 (c) FedEx Corp 4 .900 01/15/34 987,198
200,000 (c) FedEx Corp 3 .900 02/01/35 182,234
1,000,000 (c) FedEx Corp 3 .250 05/15/41 747,803
275,000 (c) FedEx Corp 5 .100 01/15/44 251,551
1,100,000 (c) FedEx Corp 4 .750 11/15/45 950,474
600,000 (c) FedEx Corp 4 .550 04/01/46 502,860
450,000 (c) FedEx Corp 4 .400 01/15/47 364,675
900,000 (c) FedEx Corp 4 .050 02/15/48 683,086
500,000 (c) FedEx Corp 4 .950 10/17/48 432,786
1,500,000 (a),(c) FedEx Corp 5 .250 05/15/50 1,374,357
200,000 (c) FedEx Corp 4 .500 02/01/65 144,729
1,000,000 GXO Logistics, Inc 6 .250 05/06/29 1,050,160
1,000,000 GXO Logistics, Inc 6 .500 05/06/34 1,075,155
1,000,000 JB Hunt Transport Services, Inc 4 .900 03/15/30 1,020,525
350,000 Kirby Corp 4 .200 03/01/28 349,238
300,000 Norfolk Southern Corp 3 .150 06/01/27 295,784
700,000 Norfolk Southern Corp 3 .800 08/01/28 696,580
500,000 Norfolk Southern Corp 5 .050 08/01/30 518,370
1,000,000 Norfolk Southern Corp 3 .000 03/15/32 920,871
1,000,000 Norfolk Southern Corp 4 .450 03/01/33 994,043
500,000 Norfolk Southern Corp 5 .550 03/15/34 529,837
16,000 Norfolk Southern Corp 4 .837 10/01/41 15,233
300,000 Norfolk Southern Corp 4 .450 06/15/45 262,174
200,000 Norfolk Southern Corp 4 .650 01/15/46 180,213
303,000 Norfolk Southern Corp 3 .942 11/01/47 244,612
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,198,241
500,000 Norfolk Southern Corp 4 .100 05/15/49 406,125
500,000 Norfolk Southern Corp 3 .400 11/01/49 360,318
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 677,832
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 649,266
175,000 Norfolk Southern Corp 4 .050 08/15/52 139,566
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 746,306
300,000 Norfolk Southern Corp 4 .550 06/01/53 260,338
500,000 (a) Norfolk Southern Corp 5 .350 08/01/54 492,369
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 773,396
200,000 Norfolk Southern Corp 5 .950 03/15/64 211,278
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 709,120
500,000 Ryder System, Inc 2 .900 12/01/26 492,367
1,000,000 Ryder System, Inc 2 .850 03/01/27 982,367
1,000,000 Ryder System, Inc 5 .650 03/01/28 1,035,511
500,000 Ryder System, Inc 5 .375 03/15/29 517,915
500,000 Ryder System, Inc 5 .500 06/01/29 521,419
1,000,000 Ryder System, Inc 4 .900 12/01/29 1,022,218

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 500,000 Ryder System, Inc 5 .000% 03/15/30 $ 512,436
200,000 Southwest Airlines Co 3 .000 11/15/26 197,132
1,000,000 Southwest Airlines Co 5 .125 06/15/27 1,012,090
200,000 Southwest Airlines Co 3 .450 11/16/27 196,456
1,200,000 Southwest Airlines Co 2 .625 02/10/30 1,106,362
1,500,000 Uber Technologies, Inc 4 .300 01/15/30 1,504,341
1,500,000 Uber Technologies, Inc 4 .800 09/15/34 1,502,816
1,500,000 Uber Technologies, Inc 5 .350 09/15/54 1,455,343
1,000,000 Union Pacific Corp 2 .400 02/05/30 931,624
2,500,000 Union Pacific Corp 2 .375 05/20/31 2,278,219
2,000,000 Union Pacific Corp 2 .800 02/14/32 1,831,093
500,000 Union Pacific Corp 4 .500 01/20/33 502,829
100,000 Union Pacific Corp 3 .375 02/01/35 90,451
1,000,000 Union Pacific Corp 5 .100 02/20/35 1,028,114
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,125,595
100,000 Union Pacific Corp 3 .600 09/15/37 88,642
500,000 Union Pacific Corp 3 .550 08/15/39 425,362
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,176,084
500,000 Union Pacific Corp 3 .375 02/14/42 396,273
200,000 Union Pacific Corp 3 .350 08/15/46 147,367
300,000 Union Pacific Corp 4 .000 04/15/47 244,108
1,000,000 Union Pacific Corp 3 .250 02/05/50 704,158
1,070,000 Union Pacific Corp 3 .799 10/01/51 825,564
500,000 Union Pacific Corp 2 .950 03/10/52 325,574
1,000,000 Union Pacific Corp 3 .500 02/14/53 722,399
1,000,000 Union Pacific Corp 4 .950 05/15/53 930,316
1,000,000 Union Pacific Corp 5 .600 12/01/54 1,015,518
200,000 Union Pacific Corp 3 .875 02/01/55 153,585
300,000 Union Pacific Corp 3 .950 08/15/59 227,467
1,000,000 Union Pacific Corp 3 .839 03/20/60 740,667
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,034,493
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,198,248
200,000 Union Pacific Corp 4 .100 09/15/67 152,196
500,000 Union Pacific Corp 3 .750 02/05/70 347,880
500,000 Union Pacific Corp 3 .799 04/06/71 351,990
500,000 Union Pacific Corp 3 .850 02/14/72 355,273
603,451 United Airlines 2024- Class AA Pass Through Trust 5 .450 02/15/37 620,722
965,521 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 984,928
125,000 United Parcel Service, Inc 2 .400 11/15/26 122,907
500,000 United Parcel Service, Inc 3 .400 03/15/29 491,101
500,000 United Parcel Service, Inc 2 .500 09/01/29 470,880
750,000 United Parcel Service, Inc 4 .450 04/01/30 762,699
1,000,000 United Parcel Service, Inc 4 .650 10/15/30 1,021,076
1,000,000 (a) United Parcel Service, Inc 4 .875 03/03/33 1,028,674
1,000,000 United Parcel Service, Inc 5 .150 05/22/34 1,038,643
1,000,000 United Parcel Service, Inc 5 .250 05/14/35 1,034,748
510,000 United Parcel Service, Inc 6 .200 01/15/38 562,548
450,000 United Parcel Service, Inc 3 .625 10/01/42 360,710
400,000 United Parcel Service, Inc 3 .400 11/15/46 297,524
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,208,386
300,000 United Parcel Service, Inc 4 .250 03/15/49 247,988
500,000 United Parcel Service, Inc 3 .400 09/01/49 358,027
1,630,000 (a) United Parcel Service, Inc 5 .300 04/01/50 1,579,270
1,000,000 United Parcel Service, Inc 5 .050 03/03/53 923,731
800,000 United Parcel Service, Inc 5 .500 05/22/54 792,688
1,000,000 United Parcel Service, Inc 5 .950 05/14/55 1,044,342
1,000,000 United Parcel Service, Inc 5 .600 05/22/64 985,595
1,000,000 United Parcel Service, Inc 6 .050 05/14/65 1,046,798
TOTAL TRANSPORTATION 124,450,430
UTILITIES - 2.5%
200,000 AEP Texas, Inc 3 .950 06/01/28 198,423
500,000 AEP Texas, Inc 5 .450 05/15/29 518,736

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 550,000 AEP Texas, Inc 2 .100% 07/01/30 $ 495,986
500,000 AEP Texas, Inc 4 .700 05/15/32 498,707
2,000,000 AEP Texas, Inc 5 .700 05/15/34 2,081,335
200,000 AEP Texas, Inc 3 .800 10/01/47 149,887
100,000 AEP Texas, Inc 4 .150 05/01/49 78,103
850,000 AEP Texas, Inc 3 .450 05/15/51 584,586
1,000,000 AEP Texas, Inc 5 .850 10/15/55 995,530
1,000,000 AEP Transmission Co LLC 5 .150 04/01/34 1,020,073
75,000 AEP Transmission Co LLC 5 .375 06/15/35 77,597
600,000 AEP Transmission Co LLC 4 .000 12/01/46 484,562
500,000 AEP Transmission Co LLC 3 .750 12/01/47 388,103
200,000 AEP Transmission Co LLC 4 .250 09/15/48 166,520
300,000 AEP Transmission Co LLC 3 .800 06/15/49 231,262
550,000 AEP Transmission Co LLC 2 .750 08/15/51 349,055
300,000 AEP Transmission Co LLC 5 .400 03/15/53 297,519
1,000,000 AES Corp 5 .450 06/01/28 1,024,203
675,000 AES Corp 2 .450 01/15/31 604,491
1,500,000 AES Corp 5 .800 03/15/32 1,552,633
60,000 Alabama Power Co 1 .450 09/15/30 52,581
1,000,000 Alabama Power Co 4 .300 03/15/31 998,925
500,000 Alabama Power Co 5 .850 11/15/33 536,441
1,000,000 Alabama Power Co 5 .100 04/02/35 1,021,915
200,000 Alabama Power Co 3 .850 12/01/42 164,608
400,000 Alabama Power Co 3 .750 03/01/45 317,740
300,000 Alabama Power Co 4 .300 01/02/46 257,056
350,000 Alabama Power Co 3 .700 12/01/47 271,713
1,000,000 Alabama Power Co 4 .300 07/15/48 852,597
1,000,000 Alabama Power Co 3 .125 07/15/51 676,818
1,000,000 Alabama Power Co 3 .000 03/15/52 662,408
750,000 Alliant Energy Corp 5 .750 04/01/56 750,938
500,000 Ameren Corp 5 .000 01/15/29 511,085
500,000 Ameren Corp 5 .375 03/15/35 513,366
750,000 Ameren Illinois Co 1 .550 11/15/30 656,904
500,000 Ameren Illinois Co 3 .850 09/01/32 479,942
725,000 Ameren Illinois Co 4 .950 06/01/33 744,163
125,000 Ameren Illinois Co 4 .150 03/15/46 104,992
1,150,000 Ameren Illinois Co 3 .700 12/01/47 898,948
575,000 Ameren Illinois Co 4 .500 03/15/49 498,357
325,000 Ameren Illinois Co 2 .900 06/15/51 209,669
325,000 Ameren Illinois Co 5 .900 12/01/52 340,609
850,000 Ameren Illinois Co 5 .625 03/01/55 866,203
700,000 American Electric Power Co, Inc 4 .300 12/01/28 702,902
500,000 American Electric Power Co, Inc 2 .300 03/01/30 457,599
1,000,000 American Electric Power Co, Inc 5 .625 03/01/33 1,051,194
500,000 American Electric Power Co, Inc 6 .950 12/15/54 541,126
500,000 American Electric Power Co, Inc 7 .050 12/15/54 522,801
750,000 American Electric Power Co, Inc 5 .800 03/15/56 747,372
450,000 American Electric Power Co, Inc 6 .050 03/15/56 450,633
500,000 American Electric Power Co, Inc 3 .875 02/15/62 483,721
200,000 American Water Capital Corp 2 .950 09/01/27 196,175
500,000 American Water Capital Corp 3 .750 09/01/28 497,435
750,000 American Water Capital Corp 3 .450 06/01/29 733,125
100,000 American Water Capital Corp 2 .800 05/01/30 94,193
1,250,000 American Water Capital Corp 2 .300 06/01/31 1,121,185
1,000,000 American Water Capital Corp 5 .150 03/01/34 1,030,646
600,000 American Water Capital Corp 5 .250 03/01/35 615,387
225,000 American Water Capital Corp 4 .300 12/01/42 196,802
150,000 American Water Capital Corp 4 .300 09/01/45 130,200
100,000 American Water Capital Corp 4 .000 12/01/46 82,081
1,175,000 American Water Capital Corp 3 .750 09/01/47 913,363
500,000 American Water Capital Corp 4 .200 09/01/48 412,958
500,000 American Water Capital Corp 4 .150 06/01/49 408,153

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 675,000 American Water Capital Corp 3 .450% 05/01/50 $ 490,058
1,250,000 American Water Capital Corp 3 .250 06/01/51 863,826
1,000,000 American Water Capital Corp 5 .450 03/01/54 987,460
250,000 American Water Capital Corp 5 .700 09/01/55 253,915
1,000,000 Appalachian Power Co 2 .700 04/01/31 911,305
500,000 Appalachian Power Co 4 .500 08/01/32 494,756
1,000,000 Appalachian Power Co 5 .650 04/01/34 1,044,119
300,000 Appalachian Power Co 4 .500 03/01/49 250,602
775,000 Appalachian Power Co 3 .700 05/01/50 563,716
200,000 Arizona Public Service Co 2 .950 09/15/27 196,033
1,000,000 Arizona Public Service Co 2 .600 08/15/29 938,863
750,000 Arizona Public Service Co 6 .350 12/15/32 820,091
750,000 Arizona Public Service Co 5 .550 08/01/33 784,437
1,250,000 Arizona Public Service Co 5 .700 08/15/34 1,309,687
350,000 Arizona Public Service Co 4 .500 04/01/42 308,433
200,000 Arizona Public Service Co 4 .350 11/15/45 169,016
410,000 Arizona Public Service Co 3 .750 05/15/46 316,742
200,000 Arizona Public Service Co 4 .200 08/15/48 162,515
200,000 Arizona Public Service Co 4 .250 03/01/49 163,306
300,000 Arizona Public Service Co 3 .500 12/01/49 214,989
500,000 Arizona Public Service Co 3 .350 05/15/50 351,869
750,000 Arizona Public Service Co 2 .650 09/15/50 464,062
500,000 Arizona Public Service Co 5 .900 08/15/55 511,999
425,000 Atlantic City Electric Co 2 .300 03/15/31 381,364
1,000,000 Atmos Energy Corp 2 .625 09/15/29 945,346
750,000 Atmos Energy Corp 1 .500 01/15/31 651,146
175,000 Atmos Energy Corp 5 .450 10/15/32 184,492
1,500,000 Atmos Energy Corp 5 .900 11/15/33 1,626,603
300,000 Atmos Energy Corp 5 .200 08/15/35 307,124
100,000 Atmos Energy Corp 5 .500 06/15/41 103,170
125,000 Atmos Energy Corp 4 .150 01/15/43 107,099
600,000 Atmos Energy Corp 4 .125 10/15/44 512,270
500,000 Atmos Energy Corp 4 .300 10/01/48 425,417
300,000 Atmos Energy Corp 4 .125 03/15/49 245,882
1,500,000 Atmos Energy Corp 2 .850 02/15/52 950,200
500,000 Atmos Energy Corp 5 .750 10/15/52 511,729
125,000 Atmos Energy Corp 6 .200 11/15/53 137,488
400,000 Atmos Energy Corp 5 .000 12/15/54 372,314
375,000 (b) Atmos Energy Corp 5 .450 01/15/56 370,642
625,000 Avangrid, Inc 3 .800 06/01/29 613,565
150,000 Avista Corp 4 .350 06/01/48 125,619
550,000 Avista Corp 4 .000 04/01/52 428,473
1,000,000 Baltimore Gas and Electric Co 5 .300 06/01/34 1,040,105
1,000,000 Baltimore Gas and Electric Co 5 .450 06/01/35 1,038,728
150,000 Baltimore Gas and Electric Co 3 .500 08/15/46 113,286
200,000 Baltimore Gas and Electric Co 3 .750 08/15/47 154,704
200,000 Baltimore Gas and Electric Co 4 .250 09/15/48 166,553
500,000 Baltimore Gas and Electric Co 3 .200 09/15/49 345,326
775,000 Baltimore Gas and Electric Co 2 .900 06/15/50 504,421
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 433,306
500,000 Baltimore Gas and Electric Co 5 .400 06/01/53 490,799
500,000 Baltimore Gas and Electric Co 5 .650 06/01/54 510,456
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 171,885
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 2,165,831
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 1,033,701
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,112,098
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 704,602
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 863,239
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 964,215
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 874,009
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,586,695
1,000,000 BHP Billiton Finance USA Ltd 5 .000 02/21/30 1,030,722

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 550,000 Black Hills Corp 2 .500% 06/15/30 $ 506,547
1,000,000 Black Hills Corp 4 .550 01/31/31 999,952
300,000 Black Hills Corp 4 .350 05/01/33 289,088
1,000,000 Black Hills Corp 6 .150 05/15/34 1,067,886
1,000,000 Black Hills Corp 6 .000 01/15/35 1,064,486
200,000 Black Hills Corp 4 .200 09/15/46 161,214
500,000 Brookfield Finance, Inc 5 .330 01/15/36 502,639
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 295,896
1,500,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 1,547,550
1,000,000 CenterPoint Energy Houston Electric LLC 4 .800 03/15/30 1,023,078
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 247,441
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 113,649
500,000 CenterPoint Energy Houston Electric LLC 4 .950 04/01/33 508,793
1,000,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 1,024,242
500,000 CenterPoint Energy Houston Electric LLC 5 .050 03/01/35 505,328
2,000,000 CenterPoint Energy Houston Electric LLC 4 .950 08/15/35 1,992,751
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 241,067
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 98,241
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 621,972
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 371,193
100,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 97,932
1,000,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 1,025,769
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 199,147
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 508,998
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 493,635
86,000 CenterPoint Energy Resources Corp 5 .400 03/01/33 88,839
1,000,000 CenterPoint Energy Resources Corp 5 .400 07/01/34 1,032,372
929,000 CenterPoint Energy, Inc 5 .400 06/01/29 961,184
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 707,137
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 905,075
500,000 CenterPoint Energy, Inc 6 .850 02/15/55 530,352
500,000 CenterPoint Energy, Inc 7 .000 02/15/55 521,020
500,000 CenterPoint Energy, Inc 6 .700 05/15/55 516,353
500,000 CenterPoint Energy, Inc 5 .950 04/01/56 500,000
1,000,000 Cigna Group 4 .500 09/15/30 1,002,947
89,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 88,470
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 280,317
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 174,023
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 957,447
790,000 CMS Energy Corp 3 .450 08/15/27 779,547
1,000,000 CMS Energy Corp 3 .750 12/01/50 923,215
425,000 CMS Energy Corp 6 .500 06/01/55 440,023
500,000 Commonwealth Edison Co 2 .200 03/01/30 460,426
1,000,000 Commonwealth Edison Co 3 .150 03/15/32 924,157
1,000,000 Commonwealth Edison Co 4 .900 02/01/33 1,019,914
1,000,000 Commonwealth Edison Co 5 .300 06/01/34 1,043,754
200,000 Commonwealth Edison Co 3 .800 10/01/42 163,677
300,000 Commonwealth Edison Co 4 .700 01/15/44 274,410
100,000 Commonwealth Edison Co 3 .700 03/01/45 79,198
250,000 Commonwealth Edison Co 3 .650 06/15/46 193,571
400,000 Commonwealth Edison Co 3 .750 08/15/47 311,641
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 945,101
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,037,211
500,000 Commonwealth Edison Co 3 .200 11/15/49 345,315
500,000 Commonwealth Edison Co 3 .000 03/01/50 332,620
1,000,000 Commonwealth Edison Co 3 .125 03/15/51 673,862
500,000 Commonwealth Edison Co 2 .750 09/01/51 310,790
500,000 Commonwealth Edison Co 5 .300 02/01/53 484,496
500,000 Commonwealth Edison Co 5 .650 06/01/54 508,355
175,000 Commonwealth Edison Co 5 .950 06/01/55 186,023
1,000,000 Connecticut Light and Power Co 4 .950 01/15/30 1,028,595
500,000 Connecticut Light and Power Co 2 .050 07/01/31 441,648

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Connecticut Light and Power Co 4 .900% 07/01/33 $ 1,012,925
1,000,000 Connecticut Light and Power Co 4 .950 08/15/34 1,011,992
400,000 Connecticut Light and Power Co 4 .300 04/15/44 347,493
250,000 Connecticut Light and Power Co 4 .150 06/01/45 208,849
775,000 Connecticut Light and Power Co 4 .000 04/01/48 627,097
500,000 Connecticut Light and Power Co 5 .250 01/15/53 481,871
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 199,098
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 299,978
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 96,826
500,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 452,988
1,000,000 Consolidated Edison Co of New York, Inc 5 .200 03/01/33 1,039,938
750,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/34 789,059
1,500,000 Consolidated Edison Co of New York, Inc 5 .375 05/15/34 1,563,588
1,000,000 Consolidated Edison Co of New York, Inc 5 .125 03/15/35 1,026,638
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 174,224
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 457,291
725,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 638,963
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 131,504
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 319,935
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 315,648
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 265,632
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 405,282
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 557,300
1,000,000 Consolidated Edison Co of New York, Inc 3 .200 12/01/51 677,194
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,076,463
300,000 Consolidated Edison Co of New York, Inc 5 .900 11/15/53 312,972
800,000 Consolidated Edison Co of New York, Inc 5 .700 05/15/54 819,942
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 732,436
500,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 494,373
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 161,903
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 998,442
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 334,535
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 716,063
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 608,714
1,000,000 Consolidated Edison Co of New York, Inc 3 .600 06/15/61 696,565
750,000 Constellation Energy Generation LLC 5 .600 03/01/28 775,097
750,000 Constellation Energy Generation LLC 5 .800 03/01/33 801,213
1,000,000 Constellation Energy Generation LLC 6 .125 01/15/34 1,088,221
900,000 Constellation Energy Generation LLC 6 .250 10/01/39 977,650
625,000 Constellation Energy Generation LLC 5 .600 06/15/42 633,431
1,000,000 Constellation Energy Generation LLC 6 .500 10/01/53 1,114,431
1,000,000 Constellation Energy Generation LLC 5 .750 03/15/54 1,013,230
500,000 Consumers Energy Co 4 .650 03/01/28 506,475
250,000 Consumers Energy Co 3 .800 11/15/28 248,589
1,000,000 Consumers Energy Co 4 .900 02/15/29 1,025,217
300,000 Consumers Energy Co 4 .600 05/30/29 304,565
1,000,000 Consumers Energy Co 4 .700 01/15/30 1,021,214
275,000 Consumers Energy Co 3 .600 08/15/32 260,206
500,000 Consumers Energy Co 4 .625 05/15/33 500,448
500,000 Consumers Energy Co 5 .050 05/15/35 508,672
600,000 Consumers Energy Co 3 .950 07/15/47 487,527
600,000 Consumers Energy Co 4 .050 05/15/48 497,266
350,000 Consumers Energy Co 4 .350 04/15/49 299,667
500,000 Consumers Energy Co 3 .750 02/15/50 384,394
500,000 Consumers Energy Co 3 .100 08/15/50 343,416
150,000 Consumers Energy Co 3 .500 08/01/51 111,454
287,000 Consumers Energy Co 2 .650 08/15/52 178,648
500,000 Consumers Energy Co 4 .200 09/01/52 410,920
1,000,000 (c) Dayton Power & Light Co 4 .550 08/15/30 997,193
300,000 Dayton Power & Light Co 3 .950 06/15/49 226,736
200,000 Delmarva Power & Light Co 4 .150 05/15/45 169,549
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 818,650

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 50,000 Dominion Energy South Carolina, Inc 5 .300% 05/15/33 $ 51,938
900,000 Dominion Energy South Carolina, Inc 5 .300 01/15/35 929,401
125,000 Dominion Energy South Carolina, Inc 5 .450 02/01/41 126,893
800,000 Dominion Energy South Carolina, Inc 4 .600 06/15/43 725,899
750,000 Dominion Energy South Carolina, Inc 6 .250 10/15/53 824,600
775,000 Dominion Energy, Inc 3 .600 03/15/27 769,015
1,000,000 Dominion Energy, Inc 4 .600 05/15/28 1,010,061
500,000 Dominion Energy, Inc 4 .250 06/01/28 500,809
303,000 Dominion Energy, Inc 3 .375 04/01/30 291,036
1,000,000 Dominion Energy, Inc 5 .000 06/15/30 1,025,206
500,000 Dominion Energy, Inc 2 .250 08/15/31 442,477
500,000 Dominion Energy, Inc 4 .350 08/15/32 490,135
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 1,039,085
1,000,000 Dominion Energy, Inc 5 .450 03/15/35 1,024,626
475,000 Dominion Energy, Inc 3 .300 04/15/41 361,904
200,000 Dominion Energy, Inc 4 .700 12/01/44 175,586
500,000 Dominion Energy, Inc 4 .600 03/15/49 422,664
500,000 Dominion Energy, Inc 4 .850 08/15/52 434,679
1,200,000 Dominion Energy, Inc 7 .000 06/01/54 1,301,144
1,050,000 Dominion Energy, Inc 6 .875 02/01/55 1,099,008
1,000,000 Dominion Energy, Inc 6 .625 05/15/55 1,034,928
1,750,000 Dominion Energy, Inc 6 .000 02/15/56 1,762,520
1,750,000 Dominion Energy, Inc 6 .200 02/15/56 1,761,451
500,000 DTE Electric Co 1 .900 04/01/28 475,583
1,500,000 DTE Electric Co 3 .000 03/01/32 1,386,996
1,000,000 DTE Electric Co 5 .200 04/01/33 1,038,547
1,000,000 DTE Electric Co 5 .200 03/01/34 1,034,967
200,000 DTE Electric Co 4 .000 04/01/43 168,059
100,000 DTE Electric Co 3 .700 06/01/46 78,231
500,000 DTE Electric Co 3 .750 08/15/47 388,896
1,000,000 DTE Electric Co 4 .050 05/15/48 824,422
525,000 DTE Electric Co 3 .950 03/01/49 422,733
1,000,000 DTE Electric Co 2 .950 03/01/50 674,085
400,000 DTE Electric Co 3 .250 04/01/51 281,228
450,000 DTE Electric Co 3 .650 03/01/52 336,511
819,354 DTE Electric Securitization Funding II LLC 5 .970 03/01/32 858,933
1,000,000 DTE Electric Securitization Funding II LLC 6 .090 09/01/37 1,081,457
1,000,000 DTE Energy Co 5 .100 03/01/29 1,024,650
327,000 DTE Energy Co 3 .400 06/15/29 316,152
500,000 DTE Energy Co 2 .950 03/01/30 470,065
1,000,000 DTE Energy Co 5 .200 04/01/30 1,030,405
1,000,000 DTE Energy Co 5 .850 06/01/34 1,062,502
500,000 DTE Energy Co 5 .250 05/15/35 514,452
1,000,000 DTE Energy Co 5 .050 10/01/35 993,370
100,000 DTE Energy Co 5 .850 05/15/55 105,065
200,000 Duke Energy Carolinas LLC 2 .950 12/01/26 197,845
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 499,882
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 470,573
1,500,000 Duke Energy Carolinas LLC 4 .850 03/15/30 1,540,685
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,373,170
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 341,813
1,300,000 Duke Energy Carolinas LLC 4 .950 01/15/33 1,336,531
1,000,000 Duke Energy Carolinas LLC 4 .850 01/15/34 1,012,402
1,000,000 Duke Energy Carolinas LLC 5 .250 03/15/35 1,034,813
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 126,358
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 238,117
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 161,381
1,250,000 Duke Energy Carolinas LLC 3 .700 12/01/47 961,538
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,202,505
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 698,654
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,083,336
1,000,000 Duke Energy Carolinas LLC 5 .350 01/15/53 980,800

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Duke Energy Carolinas LLC 5 .400% 01/15/54 $ 991,527
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 0 .000 07/01/35 996,611
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 5 .070 01/01/46 998,875
350,000 Duke Energy Corp 3 .150 08/15/27 344,442
1,000,000 Duke Energy Corp 5 .000 12/08/27 1,018,366
1,000,000 Duke Energy Corp 4 .300 03/15/28 1,004,650
1,000,000 Duke Energy Corp 4 .850 01/05/29 1,018,957
1,000,000 Duke Energy Corp 2 .450 06/01/30 920,336
1,000,000 Duke Energy Corp 2 .550 06/15/31 904,048
1,000,000 Duke Energy Corp 5 .750 09/15/33 1,062,162
500,000 Duke Energy Corp 5 .450 06/15/34 520,074
1,000,000 Duke Energy Corp 4 .950 09/15/35 993,437
1,000,000 Duke Energy Corp 3 .300 06/15/41 769,708
300,000 Duke Energy Corp 4 .800 12/15/45 267,385
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,514,037
500,000 Duke Energy Corp 4 .200 06/15/49 400,853
1,000,000 Duke Energy Corp 3 .500 06/15/51 704,632
500,000 Duke Energy Corp 5 .000 08/15/52 450,128
1,000,000 Duke Energy Corp 6 .100 09/15/53 1,052,566
500,000 Duke Energy Corp 5 .800 06/15/54 505,138
225,000 Duke Energy Corp 6 .450 09/01/54 237,663
1,000,000 Duke Energy Corp 5 .700 09/15/55 996,366
750,000 Duke Energy Corp 3 .250 01/15/82 723,763
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,189,513
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 898,891
375,000 Duke Energy Florida LLC 6 .400 06/15/38 421,209
500,000 Duke Energy Florida LLC 3 .400 10/01/46 370,148
300,000 Duke Energy Florida LLC 4 .200 07/15/48 246,643
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 654,134
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 1,051,793
1,000,000 Duke Energy Indiana LLC 5 .250 03/01/34 1,031,753
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 236,659
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 348,416
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 174,676
500,000 Duke Energy Indiana LLC 5 .400 04/01/53 489,266
1,000,000 Duke Energy Indiana LLC 5 .900 05/15/55 1,046,712
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 197,608
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 22,829
750,000 Duke Energy Ohio, Inc 5 .250 04/01/33 776,752
1,000,000 Duke Energy Ohio, Inc 5 .300 06/15/35 1,031,209
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 154,747
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 167,200
500,000 Duke Energy Ohio, Inc 5 .650 04/01/53 503,949
500,000 Duke Energy Ohio, Inc 5 .550 03/15/54 499,468
300,000 Duke Energy Progress LLC 3 .700 09/01/28 297,697
1,357,000 Duke Energy Progress LLC 3 .450 03/15/29 1,329,919
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,318,703
750,000 Duke Energy Progress LLC 5 .250 03/15/33 780,433
1,000,000 Duke Energy Progress LLC 5 .100 03/15/34 1,028,960
1,000,000 Duke Energy Progress LLC 5 .050 03/15/35 1,016,115
400,000 Duke Energy Progress LLC 4 .375 03/30/44 348,104
500,000 Duke Energy Progress LLC 4 .150 12/01/44 424,389
300,000 Duke Energy Progress LLC 4 .200 08/15/45 254,282
500,000 Duke Energy Progress LLC 3 .700 10/15/46 386,816
200,000 Duke Energy Progress LLC 3 .600 09/15/47 151,730
600,000 Duke Energy Progress LLC 2 .500 08/15/50 359,641
500,000 Duke Energy Progress LLC 2 .900 08/15/51 320,259
750,000 Duke Energy Progress LLC 5 .350 03/15/53 730,701
500,000 Duke Energy Progress LLC 5 .550 03/15/55 502,000
1,000,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 1,052,048
1,000,000 Eastern Energy Gas Holdings LLC 6 .200 01/15/55 1,048,037
300,000 Edison International 4 .125 03/15/28 294,494

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Edison International 5 .250% 11/15/28 $ 1,008,029
1,000,000 Edison International 5 .450 06/15/29 1,007,742
500,000 Edison International 6 .950 11/15/29 530,689
1,000,000 (a) Edison International 6 .250 03/15/30 1,039,835
1,000,000 (a) Edison International 5 .250 03/15/32 990,515
200,000 El Paso Electric Co 5 .000 12/01/44 175,881
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,785,339
625,000 Emera US Finance LP 4 .750 06/15/46 539,290
400,000 Enel Americas S.A. 4 .000 10/25/26 399,293
675,000 Enel Chile S.A. 4 .875 06/12/28 685,829
500,000 Entergy Arkansas LLC 5 .300 09/15/33 518,366
800,000 Entergy Arkansas LLC 5 .450 06/01/34 836,239
200,000 Entergy Arkansas LLC 4 .200 04/01/49 163,846
425,000 Entergy Arkansas LLC 2 .650 06/15/51 256,998
500,000 Entergy Arkansas LLC 5 .750 06/01/54 511,887
625,000 Entergy Corp 2 .400 06/15/31 558,660
500,000 Entergy Corp 3 .750 06/15/50 368,245
650,000 Entergy Corp 7 .125 12/01/54 679,184
500,000 Entergy Louisiana LLC 1 .600 12/15/30 438,541
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 878,895
500,000 Entergy Louisiana LLC 4 .000 03/15/33 479,943
1,000,000 Entergy Louisiana LLC 5 .350 03/15/34 1,037,646
500,000 Entergy Louisiana LLC 5 .150 09/15/34 510,535
500,000 Entergy Louisiana LLC 3 .100 06/15/41 380,672
300,000 Entergy Louisiana LLC 4 .200 09/01/48 246,409
300,000 Entergy Louisiana LLC 4 .200 04/01/50 243,900
500,000 Entergy Louisiana LLC 4 .750 09/15/52 444,814
1,000,000 Entergy Louisiana LLC 5 .700 03/15/54 1,009,120
325,000 Entergy Louisiana LLC 5 .800 03/15/55 332,754
800,000 Entergy Mississippi LLC 3 .850 06/01/49 618,032
475,000 Entergy Mississippi LLC 3 .500 06/01/51 338,136
500,000 Entergy Mississippi LLC 5 .850 06/01/54 511,860
500,000 Entergy Mississippi LLC 5 .800 04/15/55 512,222
575,000 Entergy Texas, Inc 1 .750 03/15/31 502,512
1,000,000 Entergy Texas, Inc 5 .250 04/15/35 1,024,867
200,000 Entergy Texas, Inc 4 .500 03/30/39 185,981
700,000 Entergy Texas, Inc 3 .550 09/30/49 508,255
1,000,000 Entergy Texas, Inc 5 .800 09/01/53 1,014,159
1,000,000 Entergy Texas, Inc 5 .550 09/15/54 982,345
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 576,493
1,500,000 Equitable Holdings, Inc 6 .700 03/28/55 1,563,396
125,000 Essential Utilities, Inc 3 .566 05/01/29 121,662
225,000 Essential Utilities, Inc 2 .704 04/15/30 209,461
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 893,049
1,000,000 Essential Utilities, Inc 5 .375 01/15/34 1,023,675
1,000,000 Essential Utilities, Inc 5 .250 08/15/35 1,004,887
200,000 Essential Utilities, Inc 4 .276 05/01/49 160,804
300,000 Essential Utilities, Inc 3 .351 04/15/50 204,421
500,000 Essential Utilities, Inc 5 .300 05/01/52 465,238
500,000 Evergy Kansas Central, Inc 5 .900 11/15/33 538,077
500,000 Evergy Kansas Central, Inc 5 .250 03/15/35 509,199
500,000 Evergy Kansas Central, Inc 4 .125 03/01/42 425,932
175,000 Evergy Kansas Central, Inc 4 .100 04/01/43 146,956
375,000 Evergy Kansas Central, Inc 3 .250 09/01/49 258,900
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 303,825
500,000 Evergy Kansas Central, Inc 5 .700 03/15/53 504,744
150,000 (a) Evergy Metro, Inc 2 .250 06/01/30 137,431
500,000 Evergy Metro, Inc 5 .400 04/01/34 520,001
1,500,000 Evergy Metro, Inc 5 .125 08/15/35 1,515,925
100,000 Evergy Metro, Inc 5 .300 10/01/41 99,041
650,000 Evergy Metro, Inc 4 .200 06/15/47 534,965
100,000 Evergy Metro, Inc 4 .200 03/15/48 82,289

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 300,000 Evergy Metro, Inc 4 .125% 04/01/49 $ 242,007
750,000 Evergy, Inc 2 .900 09/15/29 711,331
500,000 Evergy, Inc 6 .650 06/01/55 512,050
200,000 Eversource Energy 3 .300 01/15/28 195,782
1,000,000 Eversource Energy 5 .450 03/01/28 1,027,173
300,000 Eversource Energy 4 .250 04/01/29 299,116
100,000 Eversource Energy 1 .650 08/15/30 87,792
1,000,000 Eversource Energy 2 .550 03/15/31 901,644
500,000 Eversource Energy 5 .850 04/15/31 529,692
1,000,000 Eversource Energy 3 .375 03/01/32 924,760
500,000 Eversource Energy 5 .500 01/01/34 516,307
500,000 Eversource Energy 5 .950 07/15/34 530,404
600,000 Eversource Energy 3 .450 01/15/50 429,493
500,000 Exelon Corp 5 .125 03/15/31 515,520
1,000,000 Exelon Corp 3 .350 03/15/32 934,183
750,000 Exelon Corp 5 .300 03/15/33 777,047
1,000,000 Exelon Corp 5 .450 03/15/34 1,037,898
500,000 Exelon Corp 4 .950 06/15/35 494,037
975,000 Exelon Corp 4 .450 04/15/46 830,199
100,000 Exelon Corp 4 .700 04/15/50 86,331
500,000 Exelon Corp 4 .100 03/15/52 390,973
500,000 Exelon Corp 5 .600 03/15/53 488,792
500,000 Exelon Corp 5 .875 03/15/55 508,676
475,000 Exelon Corp 6 .500 03/15/55 496,469
3,000,000 FirstEnergy Transmission LLC 4 .550 01/15/30 3,019,198
1,000,000 (c) FirstEnergy Transmission LLC 4 .750 01/15/33 998,045
2,500,000 FirstEnergy Transmission LLC 5 .000 01/15/35 2,501,488
750,000 Florida Power & Light Co 4 .400 05/15/28 758,453
425,000 Florida Power & Light Co 4 .625 05/15/30 432,827
1,000,000 Florida Power & Light Co 2 .450 02/03/32 898,051
750,000 Florida Power & Light Co 5 .100 04/01/33 776,005
150,000 Florida Power & Light Co 4 .800 05/15/33 152,584
2,000,000 Florida Power & Light Co 5 .300 06/15/34 2,086,319
100,000 Florida Power & Light Co 4 .125 02/01/42 86,997
200,000 Florida Power & Light Co 4 .050 06/01/42 172,829
450,000 Florida Power & Light Co 3 .800 12/15/42 372,095
400,000 Florida Power & Light Co 4 .050 10/01/44 337,337
500,000 Florida Power & Light Co 3 .700 12/01/47 388,809
925,000 Florida Power & Light Co 3 .950 03/01/48 754,678
500,000 Florida Power & Light Co 4 .125 06/01/48 414,209
350,000 Florida Power & Light Co 3 .990 03/01/49 282,420
400,000 Florida Power & Light Co 3 .150 10/01/49 279,241
500,000 Florida Power & Light Co 2 .875 12/04/51 323,075
750,000 Florida Power & Light Co 5 .300 04/01/53 736,244
1,000,000 Florida Power & Light Co 5 .600 06/15/54 1,022,373
350,000 Florida Power & Light Co 5 .700 03/15/55 362,793
1,000,000 Florida Power & Light Co 5 .800 03/15/65 1,047,462
500,000 Georgia Power Co 4 .550 03/15/30 507,736
950,000 Georgia Power Co 4 .850 03/15/31 975,446
1,500,000 Georgia Power Co 4 .950 05/17/33 1,530,140
1,500,000 Georgia Power Co 5 .250 03/15/34 1,547,312
1,000,000 Georgia Power Co 5 .200 03/15/35 1,024,736
625,000 Georgia Power Co 4 .300 03/15/42 551,687
700,000 Georgia Power Co 4 .300 03/15/43 611,898
1,250,000 Georgia Power Co 3 .250 03/15/51 873,778
500,000 Georgia Power Co 5 .500 10/01/55 498,483
1,000,000 Hewlett Packard Enterprise Co 4 .400 10/15/30 993,929
400,000 Iberdrola International BV 6 .750 07/15/36 454,244
425,000 Idaho Power Co 5 .500 03/15/53 420,739
1,000,000 Idaho Power Co 5 .800 04/01/54 1,026,466
1,000,000 Idaho Power Co 5 .700 03/15/55 1,016,263
225,000 Indiana Michigan Power Co 4 .550 03/15/46 196,810

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 100,000 Indiana Michigan Power Co 3 .750% 07/01/47 $ 77,698
300,000 Indiana Michigan Power Co 4 .250 08/15/48 243,922
675,000 Indiana Michigan Power Co 3 .250 05/01/51 455,306
500,000 Indiana Michigan Power Co 5 .625 04/01/53 501,642
1,000,000 Ingersoll Rand, Inc 5 .700 06/15/54 1,017,790
325,000 Interstate Power and Light Co 3 .600 04/01/29 318,403
125,000 Interstate Power and Light Co 2 .300 06/01/30 114,194
1,000,000 Interstate Power and Light Co 5 .700 10/15/33 1,048,592
200,000 Interstate Power and Light Co 4 .950 09/30/34 198,868
475,000 Interstate Power and Light Co 5 .600 06/29/35 493,495
100,000 Interstate Power and Light Co 6 .250 07/15/39 108,046
100,000 Interstate Power and Light Co 3 .700 09/15/46 75,972
300,000 Interstate Power and Light Co 3 .500 09/30/49 217,819
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 654,585
500,000 Interstate Power and Light Co 5 .450 09/30/54 483,447
650,000 Interstate Power and Light Co 5 .600 10/01/55 639,439
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 97,881
500,000 IPALCO Enterprises, Inc 5 .750 04/01/34 511,360
900,000 ITC Holdings Corp 3 .350 11/15/27 883,473
750,000 Jersey Central Power & Light Co 5 .100 01/15/35 760,107
1,490,728 Johnsonville Aeroderivative Combustion Turbine Generation LLC 5 .078 10/01/54 1,434,844
1,000,000 Kentucky Utilities Co 5 .450 04/15/33 1,045,462
300,000 Kentucky Utilities Co 4 .375 10/01/45 257,806
400,000 Kentucky Utilities Co 3 .300 06/01/50 278,733
275,000 Kentucky Utilities Co 5 .850 08/15/55 282,557
1,000,000 Louisville Gas and Electric Co 5 .450 04/15/33 1,046,595
300,000 Louisville Gas and Electric Co 4 .250 04/01/49 246,156
550,000 Louisville Gas and Electric Co 5 .850 08/15/55 565,354
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,481,817
575,000 MidAmerican Energy Co 3 .650 04/15/29 566,617
425,000 MidAmerican Energy Co 5 .350 01/15/34 443,849
200,000 MidAmerican Energy Co 4 .800 09/15/43 184,512
200,000 MidAmerican Energy Co 4 .400 10/15/44 175,206
200,000 MidAmerican Energy Co 4 .250 05/01/46 170,178
500,000 MidAmerican Energy Co 3 .950 08/01/47 402,664
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 762,750
300,000 MidAmerican Energy Co 4 .250 07/15/49 250,752
300,000 MidAmerican Energy Co 3 .150 04/15/50 206,272
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 628,645
400,000 MidAmerican Energy Co 5 .850 09/15/54 421,156
250,000 MidAmerican Energy Co 5 .300 02/01/55 243,238
500,000 Mississippi Power Co 3 .950 03/30/28 499,626
750,000 Mississippi Power Co 4 .250 03/15/42 653,163
1,000,000 Mississippi Power Co 3 .100 07/30/51 674,537
1,500,000 MPLX LP 4 .800 02/15/31 1,509,053
850,000 MPLX LP 6 .200 09/15/55 859,900
200,000 National Fuel Gas Co 3 .950 09/15/27 198,829
200,000 National Fuel Gas Co 4 .750 09/01/28 201,370
1,000,000 National Fuel Gas Co 5 .500 03/15/30 1,033,626
1,100,000 National Fuel Gas Co 2 .950 03/01/31 1,003,712
200,000 National Fuel Gas Co 5 .950 03/15/35 208,573
1,000,000 National Grid plc 5 .602 06/12/28 1,034,837
1,000,000 National Grid plc 5 .809 06/12/33 1,066,053
1,000,000 National Grid plc 5 .418 01/11/34 1,037,171
250,000 National Grid USA 5 .803 04/01/35 258,430
1,000,000 Nevada Power Co 3 .700 05/01/29 983,867
500,000 Nevada Power Co 2 .400 05/01/30 462,926
500,000 Nevada Power Co 3 .125 08/01/50 329,943
500,000 Nevada Power Co 5 .900 05/01/53 508,634
1,000,000 Nevada Power Co 6 .000 03/15/54 1,040,269
1,000,000 Nevada Power Co 6 .250 05/15/55 1,014,100
1,000,000 NextEra Energy Capital Holdings, Inc 4 .685 09/01/27 1,010,875

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 NextEra Energy Capital Holdings, Inc 4 .900% 02/28/28 $ 1,017,491
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,363,220
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 1,022,808
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 293,230
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 425,351
1,500,000 (a) NextEra Energy Capital Holdings, Inc 5 .000 02/28/30 1,546,430
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,720,806
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 883,607
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 460,108
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 02/28/33 1,532,133
1,625,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 1,668,825
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 642,337
1,000,000 NextEra Energy Capital Holdings, Inc 5 .250 02/28/53 943,005
1,500,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 1,612,097
1,500,000 NextEra Energy Capital Holdings, Inc 6 .700 09/01/54 1,551,740
1,000,000 NextEra Energy Capital Holdings, Inc 6 .375 08/15/55 1,038,361
1,000,000 NextEra Energy Capital Holdings, Inc 6 .500 08/15/55 1,059,266
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,708,970
1,000,000 NiSource, Inc 3 .490 05/15/27 990,445
1,500,000 NiSource, Inc 5 .250 03/30/28 1,538,939
750,000 NiSource, Inc 5 .200 07/01/29 773,479
750,000 NiSource, Inc 2 .950 09/01/29 715,464
200,000 NiSource, Inc 3 .600 05/01/30 193,671
800,000 NiSource, Inc 1 .700 02/15/31 694,760
1,000,000 NiSource, Inc 5 .400 06/30/33 1,036,685
1,000,000 NiSource, Inc 5 .350 04/01/34 1,029,568
1,000,000 NiSource, Inc 5 .350 07/15/35 1,021,027
77,000 NiSource, Inc 5 .950 06/15/41 79,941
700,000 NiSource, Inc 5 .250 02/15/43 679,987
450,000 NiSource, Inc 4 .800 02/15/44 409,456
815,000 NiSource, Inc 5 .650 02/01/45 811,820
350,000 NiSource, Inc 4 .375 05/15/47 294,626
500,000 NiSource, Inc 3 .950 03/30/48 397,496
200,000 NiSource, Inc 5 .000 06/15/52 180,342
750,000 NiSource, Inc 6 .950 11/30/54 780,476
750,000 NiSource, Inc 6 .375 03/31/55 776,241
750,000 NiSource, Inc 5 .850 04/01/55 760,597
300,000 Northern States Power Co 2 .250 04/01/31 272,059
425,000 Northern States Power Co 5 .350 11/01/39 440,656
175,000 Northern States Power Co 3 .600 05/15/46 134,383
1,950,000 Northern States Power Co 3 .600 09/15/47 1,481,218
325,000 Northern States Power Co 2 .900 03/01/50 218,156
467,000 Northern States Power Co 2 .600 06/01/51 291,858
500,000 Northern States Power Co 3 .200 04/01/52 351,576
400,000 Northern States Power Co 4 .500 06/01/52 346,378
500,000 Northern States Power Co 5 .100 05/15/53 475,238
1,000,000 Northern States Power Co 5 .400 03/15/54 991,396
500,000 Northern States Power Co 5 .650 06/15/54 515,791
500,000 Northern States Power Co 5 .650 05/15/55 513,046
1,000,000 Northwest Natural Holding Co 7 .000 09/15/55 1,027,387
200,000 NorthWestern Corp 4 .176 11/15/44 167,464
500,000 NSTAR Electric Co 4 .850 03/01/30 512,210
1,000,000 NSTAR Electric Co 1 .950 08/15/31 874,791
1,000,000 NSTAR Electric Co 5 .400 06/01/34 1,040,975
500,000 NSTAR Electric Co 5 .200 03/01/35 509,515
500,000 NSTAR Electric Co 3 .100 06/01/51 342,799
350,000 NSTAR Electric Co 4 .550 06/01/52 304,013
1,500,000 Nutrien Ltd 5 .250 03/12/32 1,547,926
500,000 Oglethorpe Power Corp 4 .500 04/01/47 422,543
500,000 Oglethorpe Power Corp 5 .050 10/01/48 454,659
750,000 Oglethorpe Power Corp 3 .750 08/01/50 541,298
500,000 Oglethorpe Power Corp 5 .250 09/01/50 464,880

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 500,000 Oglethorpe Power Corp 6 .200% 12/01/53 $ 526,276
1,000,000 Oglethorpe Power Corp 5 .800 06/01/54 1,000,083
550,000 Oglethorpe Power Corp 5 .900 02/01/55 556,321
1,000,000 Ohio Power Co 1 .625 01/15/31 865,285
750,000 Ohio Power Co 5 .650 06/01/34 784,174
500,000 Ohio Power Co 4 .150 04/01/48 396,833
1,500,000 Ohio Power Co 4 .000 06/01/49 1,158,038
500,000 Ohio Power Co 2 .900 10/01/51 311,117
100,000 Oklahoma Gas and Electric Co 3 .250 04/01/30 96,016
500,000 Oklahoma Gas and Electric Co 5 .400 01/15/33 522,876
200,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 164,022
200,000 Oklahoma Gas and Electric Co 3 .850 08/15/47 158,489
1,000,000 Oklahoma Gas and Electric Co 5 .600 04/01/53 998,578
1,000,000 Oklahoma Gas and Electric Co 5 .800 04/01/55 1,022,616
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 741,617
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,569,553
425,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 415,616
500,000 Oncor Electric Delivery Co LLC 4 .550 09/15/32 499,229
1,000,000 Oncor Electric Delivery Co LLC 5 .650 11/15/33 1,064,355
1,000,000 (c) Oncor Electric Delivery Co LLC 5 .350 04/01/35 1,034,298
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 100,090
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 499,634
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 55,254
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 237,023
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 312,523
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 163,555
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 384,380
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 338,369
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 149,851
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 337,739
2,000,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 1,821,978
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 157,542
1,000,000 Oncor Electric Delivery Co LLC 5 .550 06/15/54 995,255
1,000,000 (c) Oncor Electric Delivery Co LLC 5 .800 04/01/55 1,028,498
1,000,000 ONE Gas, Inc 5 .100 04/01/29 1,030,985
100,000 ONE Gas, Inc 2 .000 05/15/30 90,842
500,000 ONE Gas, Inc 4 .250 09/01/32 494,466
100,000 ONE Gas, Inc 4 .658 02/01/44 90,146
500,000 ONE Gas, Inc 4 .500 11/01/48 432,283
1,000,000 ONEOK, Inc 5 .650 09/01/34 1,025,144
2,000,000 ONEOK, Inc 5 .400 10/15/35 2,007,519
1,000,000 ONEOK, Inc 5 .450 06/01/47 922,605
2,000,000 ONEOK, Inc 6 .250 10/15/55 2,031,041
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 508,359
1,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 961,242
1,000,000 Pacific Gas and Electric Co 5 .000 06/04/28 1,013,924
750,000 Pacific Gas and Electric Co 3 .000 06/15/28 723,036
500,000 Pacific Gas and Electric Co 6 .100 01/15/29 523,054
1,000,000 (a) Pacific Gas and Electric Co 4 .200 03/01/29 990,899
2,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 1,986,108
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,672,706
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,839,089
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 973,809
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 522,734
1,000,000 Pacific Gas and Electric Co 5 .050 10/15/32 998,100
500,000 Pacific Gas and Electric Co 6 .150 01/15/33 529,197
1,500,000 Pacific Gas and Electric Co 6 .400 06/15/33 1,612,416
1,000,000 Pacific Gas and Electric Co 6 .950 03/15/34 1,109,191
750,000 Pacific Gas and Electric Co 5 .800 05/15/34 777,123
750,000 Pacific Gas and Electric Co 5 .700 03/01/35 768,243
1,000,000 Pacific Gas and Electric Co 6 .000 08/15/35 1,046,578
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 652,330

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Pacific Gas and Electric Co 3 .300% 08/01/40 $ 757,653
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,228,303
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 1,029,944
1,800,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,227,971
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 889,106
2,000,000 Pacific Gas and Electric Co 6 .750 01/15/53 2,154,895
400,000 Pacific Gas and Electric Co 6 .700 04/01/53 427,729
1,500,000 Pacific Gas and Electric Co 5 .900 10/01/54 1,461,155
1,000,000 Pacific Gas and Electric Co 6 .150 03/01/55 1,005,689
1,000,000 Pacific Gas and Electric Co 6 .100 10/15/55 998,600
500,000 PacifiCorp 3 .500 06/15/29 485,784
500,000 PacifiCorp 2 .700 09/15/30 461,418
1,000,000 PacifiCorp 5 .300 02/15/31 1,036,703
1,000,000 PacifiCorp 5 .450 02/15/34 1,024,328
850,000 PacifiCorp 6 .000 01/15/39 888,382
300,000 PacifiCorp 4 .125 01/15/49 233,389
1,300,000 PacifiCorp 4 .150 02/15/50 1,011,247
250,000 PacifiCorp 3 .300 03/15/51 164,771
2,000,000 PacifiCorp 2 .900 06/15/52 1,219,652
750,000 PacifiCorp 5 .350 12/01/53 691,537
775,000 PacifiCorp 5 .500 05/15/54 731,891
1,000,000 PacifiCorp 5 .800 01/15/55 980,121
1,000,000 PECO Energy Co 4 .900 06/15/33 1,021,247
2,000,000 PECO Energy Co 4 .875 09/15/35 2,010,345
200,000 PECO Energy Co 4 .150 10/01/44 169,447
200,000 PECO Energy Co 3 .700 09/15/47 155,662
700,000 PECO Energy Co 3 .900 03/01/48 562,334
125,000 PECO Energy Co 3 .000 09/15/49 84,106
100,000 PECO Energy Co 2 .800 06/15/50 64,385
475,000 PECO Energy Co 3 .050 03/15/51 313,353
1,000,000 PECO Energy Co 2 .850 09/15/51 642,670
500,000 PECO Energy Co 4 .600 05/15/52 442,137
500,000 PECO Energy Co 4 .375 08/15/52 422,723
625,000 PECO Energy Co 5 .250 09/15/54 605,144
1,550,000 PECO Energy Co 5 .650 09/15/55 1,583,789
918,668 PG&E Recovery Funding LLC 4 .838 06/01/33 935,181
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 510,538
1,000,000 PG&E Recovery Funding LLC 5 .231 06/01/42 1,022,772
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 504,816
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 991,052
321,114 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 316,931
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 238,609
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 235,583
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 891,451
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 886,162
364,588 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 362,110
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 494,561
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 498,254
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 725,043
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 711,382
500,000 Piedmont Natural Gas Co, Inc 5 .400 06/15/33 519,647
1,000,000 Piedmont Natural Gas Co, Inc 5 .100 02/15/35 1,017,248
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 179,376
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,105,396
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 907,795
500,000 Pinnacle West Capital Corp 5 .150 05/15/30 514,194
500,000 Potomac Electric Power Co 5 .200 03/15/34 514,886
900,000 Potomac Electric Power Co 4 .150 03/15/43 765,955
250,000 Potomac Electric Power Co 5 .500 03/15/54 248,503
1,000,000 PPL Capital Funding, Inc 5 .250 09/01/34 1,022,753
1,500,000 PPL Electric Utilities Corp 5 .000 05/15/33 1,543,710
150,000 PPL Electric Utilities Corp 4 .850 02/15/34 151,715

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 200,000 PPL Electric Utilities Corp 4 .125% 06/15/44 $ 170,812
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 233,141
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 407,585
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 165,960
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 351,557
1,000,000 PPL Electric Utilities Corp 5 .250 05/15/53 974,848
1,000,000 PPL Electric Utilities Corp 5 .550 08/15/55 1,008,169
500,000 Public Service Co of Colorado 1 .900 01/15/31 440,533
300,000 Public Service Co of Colorado 1 .875 06/15/31 262,592
275,000 Public Service Co of Colorado 4 .100 06/01/32 269,613
3,000,000 Public Service Co of Colorado 5 .150 09/15/35 3,038,391
200,000 Public Service Co of Colorado 3 .800 06/15/47 154,163
100,000 Public Service Co of Colorado 4 .100 06/15/48 80,223
300,000 Public Service Co of Colorado 4 .050 09/15/49 236,770
400,000 Public Service Co of Colorado 3 .200 03/01/50 275,089
350,000 Public Service Co of Colorado 2 .700 01/15/51 215,585
1,000,000 Public Service Co of Colorado 5 .250 04/01/53 946,874
500,000 Public Service Co of Colorado 5 .750 05/15/54 509,595
2,000,000 Public Service Co of Colorado 5 .850 05/15/55 2,058,130
1,500,000 Public Service Co of New Hampshire 5 .350 10/01/33 1,569,577
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 75,774
500,000 Public Service Co of New Hampshire 5 .150 01/15/53 474,764
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 440,265
1,000,000 Public Service Co of Oklahoma 5 .250 01/15/33 1,028,456
1,000,000 Public Service Co of Oklahoma 5 .200 01/15/35 1,012,346
1,000,000 Public Service Co of Oklahoma 5 .450 01/15/36 1,021,469
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 326,229
500,000 Public Service Electric and Gas Co 2 .450 01/15/30 466,625
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 877,017
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 230,121
500,000 Public Service Electric and Gas Co 4 .650 03/15/33 502,629
1,000,000 Public Service Electric and Gas Co 5 .200 08/01/33 1,038,447
500,000 Public Service Electric and Gas Co 5 .200 03/01/34 517,602
450,000 Public Service Electric and Gas Co 5 .050 03/01/35 458,984
1,000,000 Public Service Electric and Gas Co 4 .900 08/15/35 1,007,759
200,000 Public Service Electric and Gas Co 3 .800 01/01/43 163,809
600,000 Public Service Electric and Gas Co 3 .800 03/01/46 479,794
200,000 Public Service Electric and Gas Co 3 .600 12/01/47 152,741
250,000 Public Service Electric and Gas Co 4 .050 05/01/48 204,949
500,000 Public Service Electric and Gas Co 3 .850 05/01/49 392,318
575,000 Public Service Electric and Gas Co 3 .200 08/01/49 404,389
500,000 Public Service Electric and Gas Co 3 .150 01/01/50 347,738
175,000 Public Service Electric and Gas Co 2 .700 05/01/50 110,561
425,000 Public Service Electric and Gas Co 2 .050 08/01/50 230,470
500,000 Public Service Electric and Gas Co 3 .000 03/01/51 331,020
200,000 Public Service Electric and Gas Co 5 .125 03/15/53 190,372
1,500,000 Public Service Electric and Gas Co 5 .450 08/01/53 1,497,745
500,000 Public Service Electric and Gas Co 5 .450 03/01/54 499,118
1,000,000 Public Service Electric and Gas Co 5 .500 03/01/55 1,004,400
500,000 Public Service Enterprise Group, Inc 4 .900 03/15/30 511,079
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 350,793
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 887,235
750,000 Public Service Enterprise Group, Inc 6 .125 10/15/33 809,649
1,000,000 Public Service Enterprise Group, Inc 5 .400 03/15/35 1,030,363
1,000,000 Puget Energy, Inc 2 .379 06/15/28 949,487
1,000,000 Puget Energy, Inc 4 .100 06/15/30 976,598
2,000,000 Puget Energy, Inc 5 .725 03/15/35 2,063,844
1,000,000 Puget Sound Energy, Inc 5 .330 06/15/34 1,031,813
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 260,837
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 166,831
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 190,100
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 474,814

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Puget Sound Energy, Inc 5 .685% 06/15/54 $ 1,013,986
600,000 Puget Sound Energy, Inc 5 .598 09/15/55 596,274
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 563,358
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 441,184
1,000,000 San Diego Gas & Electric Co 5 .400 04/15/35 1,032,717
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 229,866
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 243,348
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 601,752
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 440,119
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 736,083
1,000,000 San Diego Gas & Electric Co 5 .350 04/01/53 961,207
1,000,000 San Diego Gas & Electric Co 5 .550 04/15/54 983,340
1,525,000 Sempra 3 .250 06/15/27 1,498,084
1,000,000 (a) Sempra 5 .500 08/01/33 1,042,291
825,000 Sempra 3 .800 02/01/38 705,218
125,000 Sempra 6 .000 10/15/39 129,999
850,000 Sempra 4 .000 02/01/48 655,176
1,380,000 Sempra 4 .125 04/01/52 1,342,702
1,000,000 Sempra 6 .400 10/01/54 1,021,790
1,000,000 Sempra 6 .875 10/01/54 1,036,170
300,000 Sempra 6 .550 04/01/55 306,559
500,000 Sempra 6 .625 04/01/55 507,728
450,000 Sempra 6 .375 04/01/56 461,811
500,000 Sierra Pacific Power Co 5 .900 03/15/54 509,114
1,000,000 Sierra Pacific Power Co 6 .200 12/15/55 1,000,889
750,000 Southern California Edison Co 3 .650 03/01/28 737,018
1,000,000 Southern California Edison Co 5 .650 10/01/28 1,031,550
500,000 Southern California Edison Co 4 .200 03/01/29 493,601
1,000,000 Southern California Edison Co 5 .150 06/01/29 1,017,256
600,000 Southern California Edison Co 2 .850 08/01/29 561,901
500,000 Southern California Edison Co 5 .250 03/15/30 509,837
1,000,000 Southern California Edison Co 2 .250 06/01/30 896,559
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,330,036
1,000,000 Southern California Edison Co 5 .450 06/01/31 1,029,183
500,000 Southern California Edison Co 2 .750 02/01/32 439,651
750,000 Southern California Edison Co 5 .950 11/01/32 790,414
500,000 Southern California Edison Co 5 .450 03/01/35 506,033
185,000 Southern California Edison Co 6 .050 03/15/39 190,378
300,000 Southern California Edison Co 4 .500 09/01/40 265,331
825,000 Southern California Edison Co 4 .650 10/01/43 702,666
450,000 Southern California Edison Co 3 .600 02/01/45 327,473
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,465,382
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,279,797
1,500,000 Southern California Edison Co 2 .950 02/01/51 917,434
1,000,000 Southern California Edison Co 3 .650 06/01/51 691,135
500,000 Southern California Edison Co 3 .450 02/01/52 332,476
1,000,000 Southern California Edison Co 5 .700 03/01/53 939,029
500,000 (a) Southern California Edison Co 5 .875 12/01/53 482,889
1,500,000 Southern California Edison Co 5 .750 04/15/54 1,416,017
750,000 Southern California Edison Co 5 .900 03/01/55 727,840
500,000 Southern California Edison Co 6 .200 09/15/55 504,060
1,000,000 Southern California Gas Co 2 .950 04/15/27 985,002
500,000 Southern California Gas Co 2 .550 02/01/30 466,683
1,000,000 Southern California Gas Co 5 .200 06/01/33 1,033,498
500,000 Southern California Gas Co 5 .050 09/01/34 508,603
500,000 Southern California Gas Co 5 .450 06/15/35 518,405
150,000 Southern California Gas Co 3 .750 09/15/42 120,431
500,000 Southern California Gas Co 4 .125 06/01/48 404,905
300,000 Southern California Gas Co 4 .300 01/15/49 249,289
500,000 Southern California Gas Co 3 .950 02/15/50 391,167
500,000 Southern California Gas Co 6 .350 11/15/52 545,651
1,000,000 Southern California Gas Co 5 .750 06/01/53 1,008,272

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Southern California Gas Co 5 .600% 04/01/54 $ 1,003,476
500,000 Southern California Gas Co 6 .000 06/15/55 523,532
2,000,000 Southern Co 5 .113 08/01/27 2,033,827
500,000 Southern Co 1 .750 03/15/28 472,020
1,000,000 Southern Co 5 .500 03/15/29 1,039,780
2,500,000 Southern Co 3 .700 04/30/30 2,436,770
1,000,000 Southern Co 5 .200 06/15/33 1,028,055
1,250,000 Southern Co 5 .700 03/15/34 1,320,192
1,000,000 Southern Co 4 .850 03/15/35 989,743
400,000 Southern Co 4 .250 07/01/36 371,683
800,000 Southern Co 4 .400 07/01/46 681,840
1,000,000 Southern Co 6 .375 03/15/55 1,065,602
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 437,164
1,000,000 Southern Co Gas Capital Corp 5 .750 09/15/33 1,059,799
2,000,000 Southern Co Gas Capital Corp 4 .950 09/15/34 2,005,840
1,000,000 Southern Co Gas Capital Corp 5 .100 09/15/35 1,002,614
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 236,329
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 79,116
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 755,989
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 114,197
1,000,000 Southern Power Co 4 .250 10/01/30 993,970
1,000,000 Southern Power Co 4 .900 10/01/35 986,201
300,000 Southern Power Co 4 .950 12/15/46 269,218
500,000 Southwest Gas Corp 5 .800 12/01/27 515,161
500,000 Southwest Gas Corp 5 .450 03/23/28 513,650
150,000 Southwest Gas Corp 3 .700 04/01/28 148,078
100,000 Southwest Gas Corp 2 .200 06/15/30 90,859
500,000 Southwest Gas Corp 4 .050 03/15/32 480,719
100,000 Southwest Gas Corp 3 .800 09/29/46 76,751
500,000 Southwest Gas Corp 4 .150 06/01/49 402,154
1,000,000 Southwest Gas Corp 3 .180 08/15/51 682,735
675,000 Southwestern Electric Power Co 4 .100 09/15/28 672,831
500,000 Southwestern Electric Power Co 5 .300 04/01/33 511,052
750,000 Southwestern Electric Power Co 3 .850 02/01/48 563,520
750,000 Southwestern Electric Power Co 3 .250 11/01/51 499,697
500,000 Southwestern Public Service Co 5 .300 05/15/35 510,453
600,000 Southwestern Public Service Co 4 .500 08/15/41 539,273
300,000 Southwestern Public Service Co 3 .400 08/15/46 214,145
225,000 Southwestern Public Service Co 3 .700 08/15/47 169,471
200,000 Southwestern Public Service Co 4 .400 11/15/48 166,849
750,000 Southwestern Public Service Co 3 .750 06/15/49 561,534
650,000 Southwestern Public Service Co 3 .150 05/01/50 438,486
475,000 Southwestern Public Service Co 6 .000 06/01/54 494,661
500,000 Spire Missouri, Inc 4 .800 02/15/33 504,081
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 1,032,175
1,000,000 System Energy Resources, Inc 5 .300 12/15/34 1,006,546
1,000,000 Tampa Electric Co 4 .900 03/01/29 1,022,444
1,000,000 Tampa Electric Co 2 .400 03/15/31 906,314
1,000,000 Tampa Electric Co 5 .150 03/01/35 1,013,811
100,000 Tampa Electric Co 4 .100 06/15/42 85,113
175,000 Tampa Electric Co 4 .350 05/15/44 150,767
200,000 Tampa Electric Co 4 .300 06/15/48 167,788
200,000 Tampa Electric Co 4 .450 06/15/49 169,372
575,000 Tampa Electric Co 3 .625 06/15/50 422,949
925,000 Tampa Electric Co 3 .450 03/15/51 662,235
500,000 Tucson Electric Power Co 5 .200 09/15/34 508,743
200,000 Tucson Electric Power Co 4 .850 12/01/48 178,135
500,000 Tucson Electric Power Co 3 .250 05/01/51 337,534
500,000 Tucson Electric Power Co 5 .500 04/15/53 488,501
1,000,000 Tucson Electric Power Co 5 .900 04/15/55 1,020,934
300,000 Union Electric Co 3 .500 03/15/29 293,976
500,000 Union Electric Co 2 .950 03/15/30 475,093

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Union Electric Co 2 .150% 03/15/32 $ 871,343
1,000,000 Union Electric Co 5 .200 04/01/34 1,030,264
1,000,000 Union Electric Co 5 .250 04/15/35 1,030,612
100,000 Union Electric Co 8 .450 03/15/39 130,072
100,000 Union Electric Co 3 .900 09/15/42 82,847
100,000 Union Electric Co 3 .650 04/15/45 78,092
200,000 Union Electric Co 4 .000 04/01/48 160,682
1,000,000 Union Electric Co 3 .250 10/01/49 687,487
675,000 Union Electric Co 2 .625 03/15/51 416,211
125,000 Union Electric Co 3 .900 04/01/52 97,706
325,000 Union Electric Co 5 .450 03/15/53 318,358
500,000 Union Electric Co 5 .250 01/15/54 477,947
825,000 Union Electric Co 5 .125 03/15/55 779,235
100,000 United Utilities plc 6 .875 08/15/28 106,990
1,000,000 Virginia Electric and Power Co 2 .875 07/15/29 954,478
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 883,751
1,000,000 Virginia Electric and Power Co 2 .400 03/30/32 883,024
750,000 Virginia Electric and Power Co 5 .000 04/01/33 763,270
1,000,000 Virginia Electric and Power Co 5 .300 08/15/33 1,037,127
500,000 Virginia Electric and Power Co 5 .000 01/15/34 505,622
500,000 Virginia Electric and Power Co 5 .050 08/15/34 506,816
500,000 Virginia Electric and Power Co 5 .150 03/15/35 509,139
1,500,000 Virginia Electric and Power Co 4 .900 09/15/35 1,492,152
250,000 Virginia Electric and Power Co 4 .650 08/15/43 226,509
400,000 Virginia Electric and Power Co 4 .450 02/15/44 350,312
200,000 Virginia Electric and Power Co 4 .200 05/15/45 167,175
1,100,000 Virginia Electric and Power Co 4 .000 11/15/46 884,033
700,000 Virginia Electric and Power Co 3 .800 09/15/47 541,430
1,300,000 Virginia Electric and Power Co 4 .600 12/01/48 1,135,038
500,000 Virginia Electric and Power Co 3 .300 12/01/49 345,530
500,000 Virginia Electric and Power Co 2 .450 12/15/50 291,084
500,000 Virginia Electric and Power Co 4 .625 05/15/52 432,008
750,000 Virginia Electric and Power Co 5 .450 04/01/53 732,260
1,000,000 Virginia Electric and Power Co 5 .700 08/15/53 1,011,339
1,000,000 Virginia Electric and Power Co 5 .350 01/15/54 960,967
200,000 Virginia Electric and Power Co 5 .550 08/15/54 198,193
500,000 Virginia Electric and Power Co 5 .650 03/15/55 502,910
800,000 Virginia Electric and Power Co 5 .600 09/15/55 796,854
327,636 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 329,381
1,000,000 Virginia Power Fuel Securitization LLC 4 .877 05/01/31 1,023,095
200,000 Washington Gas Light Co 3 .796 09/15/46 153,460
700,000 Washington Gas Light Co 3 .650 09/15/49 510,777
500,000 WEC Energy Group, Inc 1 .375 10/15/27 473,819
172,000 WEC Energy Group, Inc 1 .800 10/15/30 152,251
725,000 Williams Cos, Inc 5 .600 03/15/35 752,370
1,000,000 Wisconsin Electric Power Co 5 .000 05/15/29 1,029,967
1,000,000 Wisconsin Electric Power Co 4 .150 10/15/30 995,776
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 589,280
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 214,373
1,000,000 Wisconsin Electric Power Co 4 .600 10/01/34 994,335
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 170,065
425,000 Wisconsin Electric Power Co 5 .050 10/01/54 398,342
500,000 Wisconsin Power and Light Co 3 .000 07/01/29 478,260
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 479,918
150,000 Wisconsin Power and Light Co 4 .950 04/01/33 151,939
500,000 Wisconsin Power and Light Co 5 .375 03/30/34 519,200
225,000 Wisconsin Power and Light Co 3 .650 04/01/50 164,825
1,500,000 Wisconsin Public Service Corp 4 .550 12/01/29 1,523,780
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 182,617
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 210,722
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 348,076
750,000 Xcel Energy, Inc 3 .350 12/01/26 742,583

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 500,000 Xcel Energy, Inc 1 .750% 03/15/27 $ 483,156
900,000 Xcel Energy, Inc 4 .000 06/15/28 898,546
1,000,000 Xcel Energy, Inc 2 .350 11/15/31 880,218
1,000,000 Xcel Energy, Inc 5 .450 08/15/33 1,034,550
1,000,000 Xcel Energy, Inc 5 .600 04/15/35 1,036,637
200,000 Xcel Energy, Inc 4 .800 09/15/41 180,225
500,000 Xcel Energy, Inc 3 .500 12/01/49 358,643
1,000,000 Zions Bancorp NA 4 .704 08/18/28 1,003,108
350,000 Zions Bancorp NA 6 .816 11/19/35 372,034
TOTAL UTILITIES 655,381,378
TOTAL CORPORATE BONDS
(Cost $6,862,449,397) 6,518,907,267
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 71.7%
AGENCY SECURITIES - 0.6%
4,000,000 Federal Farm Credit Banks Funding Corp 5 .125 10/10/25 4,000,772
2,000,000 Federal Farm Credit Banks Funding Corp 4 .375 06/23/26 2,007,872
15,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 15,112,531
5,000,000 Federal Farm Credit Banks Funding Corp 4 .500 08/14/26 5,031,707
4,200,000 Federal Farm Credit Banks Funding Corp 3 .750 08/16/27 4,204,088
5,000,000 Federal Farm Credit Banks Funding Corp 1 .650 07/23/35 3,870,221
3,000,000 Federal Home Loan Banks 3 .625 09/04/26 2,996,403
5,000,000 Federal Home Loan Banks 4 .625 11/17/26 5,050,540
5,000,000 Federal Home Loan Banks 4 .125 01/15/27 5,032,242
3,000,000 Federal Home Loan Banks 4 .000 03/10/27 3,014,257
5,000,000 Federal Home Loan Banks 4 .750 04/09/27 5,080,948
5,000,000 Federal Home Loan Banks 3 .875 06/04/27 5,020,752
1,000,000 Federal Home Loan Banks 3 .500 09/09/27 997,396
10,000,000 (a) Federal Home Loan Banks 4 .000 06/30/28 10,106,563
13,875,000 (a) Federal Home Loan Banks 3 .250 11/16/28 13,752,150
4,500,000 Federal National Mortgage Association 0 .500 11/07/25 4,483,294
4,000,000 Federal National Mortgage Association 1 .875 09/24/26 3,929,197
3,000,000 Federal National Mortgage Association 0 .750 10/08/27 2,834,994
10,000,000 (a) Federal National Mortgage Association 0 .875 08/05/30 8,741,810
5,000,000 Federal National Mortgage Association 6 .625 11/15/30 5,651,317
1,000,000 Federal National Mortgage Association 5 .625 07/15/37 1,106,179
1,000,000 Private Export Funding Corp 3 .900 10/15/27 1,002,030
1,425,000 (a) Tennessee Valley Authority 2 .875 02/01/27 1,408,787
1,000,000 (a) Tennessee Valley Authority 3 .875 03/15/28 1,003,735
8,000,000 Tennessee Valley Authority 3 .875 08/01/30 8,018,817
5,000,000 Tennessee Valley Authority 1 .500 09/15/31 4,349,243
1,500,000 Tennessee Valley Authority 4 .375 08/01/34 1,515,812
1,000,000 Tennessee Valley Authority 4 .875 05/15/35 1,036,082
500,000 Tennessee Valley Authority 5 .880 04/01/36 559,455
500,000 (a) Tennessee Valley Authority 5 .500 06/15/38 540,733
4,300,000 Tennessee Valley Authority 3 .500 12/15/42 3,602,399
750,000 Tennessee Valley Authority 4 .250 09/15/52 640,641
1,000,000 Tennessee Valley Authority 5 .250 02/01/55 996,801
1,750,000 Tennessee Valley Authority 4 .625 09/15/60 1,569,755
300,000 Tennessee Valley Authority 4 .250 09/15/65 248,382
TOTAL AGENCY SECURITIES 138,517,905
FOREIGN GOVERNMENT BONDS - 2.7%
3,000,000 African Development Bank 0 .875 07/22/26 2,929,342
1,725,000 African Development Bank 4 .625 01/04/27 1,742,219
2,000,000 African Development Bank 4 .125 02/25/27 2,009,202
4,000,000 African Development Bank 3 .500 09/18/29 3,963,683
1,000,000 Asian Development Bank 2 .625 01/12/27 985,539
3,000,000 Asian Development Bank 1 .500 01/20/27 2,913,579
500,000 Asian Development Bank 2 .375 08/10/27 488,293
500,000 Asian Development Bank 2 .500 11/02/27 488,211
1,000,000 Asian Development Bank 2 .750 01/19/28 979,700

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Asian Development Bank 3 .750% 04/25/28 $ 1,001,744
2,500,000 Asian Development Bank 1 .250 06/09/28 2,345,615
75,000 Asian Development Bank 5 .820 06/16/28 78,752
4,000,000 Asian Development Bank 4 .500 08/25/28 4,090,101
2,575,000 Asian Development Bank 3 .125 09/26/28 2,534,365
4,000,000 (a) Asian Development Bank 4 .375 03/06/29 4,085,023
2,000,000 Asian Development Bank 1 .750 09/19/29 1,854,782
3,500,000 Asian Development Bank 1 .875 01/24/30 3,239,509
1,000,000 Asian Development Bank 0 .750 10/08/30 861,417
2,000,000 Asian Development Bank 1 .500 03/04/31 1,771,086
500,000 Asian Development Bank 3 .125 04/27/32 475,878
2,400,000 Asian Development Bank 3 .875 09/28/32 2,383,180
2,000,000 (a) Asian Development Bank 4 .000 01/12/33 1,997,732
1,000,000 Asian Development Bank 3 .875 06/14/33 988,712
2,000,000 Asian Development Bank 4 .125 01/12/34 2,004,154
2,000,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 2,002,593
2,000,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 2,013,565
1,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 1,013,691
4,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 4,042,002
3,620,000 Canada Government International Bond 3 .750 04/26/28 3,628,621
3,500,000 Canada Government International Bond 4 .625 04/30/29 3,608,970
3,600,000 Canada Government International Bond 4 .000 03/18/30 3,636,624
600,000 Chile Government International Bond 2 .750 01/31/27 589,074
1,000,000 Chile Government International Bond 4 .850 01/22/29 1,022,400
3,500,000 Chile Government International Bond 2 .550 01/27/32 3,113,250
1,000,000 Chile Government International Bond 2 .550 07/27/33 858,650
2,600,000 Chile Government International Bond 3 .500 01/31/34 2,378,740
2,408,529 Chile Government International Bond 4 .950 01/05/36 2,417,079
2,000,000 Chile Government International Bond 5 .650 01/13/37 2,101,300
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,292,170
1,000,000 Chile Government International Bond 4 .340 03/07/42 883,100
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,899,259
1,500,000 Chile Government International Bond 3 .500 04/15/53 1,071,450
1,500,000 Chile Government International Bond 5 .330 01/05/54 1,452,975
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,544,625
750,000 Chile Government International Bond 3 .250 09/21/71 465,525
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,000,829
1,000,000 Corp Andina de Fomento 4 .750 04/01/26 1,003,060
1,000,000 Corp Andina de Fomento 6 .000 04/26/27 1,028,547
2,000,000 Council Of Europe Development Bank 0 .875 09/22/26 1,943,113
1,000,000 Council Of Europe Development Bank 4 .625 06/11/27 1,013,578
1,500,000 Council Of Europe Development Bank 3 .625 01/26/28 1,497,428
3,430,000 European Bank for Reconstruction & Development 4 .125 01/25/29 3,475,150
2,000,000 European Bank for Reconstruction & Development 4 .250 03/13/34 2,017,148
2,760,000 European Investment Bank 0 .750 10/26/26 2,671,431
5,000,000 European Investment Bank 1 .375 03/15/27 4,834,272
2,675,000 European Investment Bank 4 .375 03/19/27 2,699,260
400,000 European Investment Bank 2 .375 05/24/27 391,590
250,000 European Investment Bank 0 .625 10/21/27 235,102
1,310,000 European Investment Bank 3 .250 11/15/27 1,299,257
4,000,000 European Investment Bank 3 .875 03/15/28 4,020,030
4,000,000 European Investment Bank 4 .500 10/16/28 4,095,217
4,550,000 European Investment Bank 4 .000 02/15/29 4,594,739
4,500,000 European Investment Bank 4 .750 06/15/29 4,661,612
550,000 European Investment Bank 1 .625 10/09/29 507,530
1,000,000 European Investment Bank 0 .875 05/17/30 878,364
2,000,000 European Investment Bank 3 .625 07/15/30 1,986,812
2,000,000 European Investment Bank 0 .750 09/23/30 1,726,716
2,500,000 European Investment Bank 1 .250 02/14/31 2,190,026
3,000,000 European Investment Bank 4 .375 10/10/31 3,079,886
3,660,000 European Investment Bank 3 .750 02/14/33 3,602,858
6,870,000 European Investment Bank 4 .125 02/13/34 6,893,185

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,705,000 European Investment Bank 4 .875% 02/15/36 $ 1,796,513
1,000,000 Export Development Canada 3 .750 09/07/27 1,001,427
2,700,000 Export Development Canada 3 .875 02/14/28 2,711,867
3,000,000 Export Development Canada 4 .125 02/13/29 3,039,705
2,850,000 Export Development Canada 4 .000 06/20/30 2,876,037
2,500,000 Export Development Canada 4 .750 06/05/34 2,614,134
500,000 Export-Import Bank of Korea 2 .625 05/26/26 495,359
500,000 Export-Import Bank of Korea 3 .250 08/12/26 496,588
750,000 Export-Import Bank of Korea 1 .125 12/29/26 723,747
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,008,325
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 971,034
500,000 Export-Import Bank of Korea 2 .375 04/21/27 488,303
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 1,006,074
1,000,000 Export-Import Bank of Korea 4 .125 10/17/27 1,003,737
1,500,000 Export-Import Bank of Korea 5 .000 01/11/28 1,535,121
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,015,488
1,500,000 Export-Import Bank of Korea 5 .125 09/18/28 1,550,110
1,000,000 Export-Import Bank of Korea 4 .500 01/11/29 1,015,158
1,000,000 Export-Import Bank of Korea 4 .000 09/11/29 998,721
500,000 Export-Import Bank of Korea 4 .875 01/14/30 517,442
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 878,290
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 873,152
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 880,181
485,000 (a) Export-Import Bank of Korea 4 .500 09/15/32 492,317
1,500,000 Export-Import Bank of Korea 5 .125 01/11/33 1,571,979
1,500,000 Export-Import Bank of Korea 5 .125 09/18/33 1,572,307
1,000,000 Export-Import Bank of Korea 4 .625 01/11/34 1,015,009
500,000 Export-Import Bank of Korea 5 .250 01/14/35 532,471
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 732,688
100,000 Finland Government International Bond 6 .950 02/15/26 100,954
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,482,649
200,000 Hydro-Quebec 8 .500 12/01/29 233,843
750,000 Indonesia Government International Bond 3 .500 01/11/28 741,400
900,000 Indonesia Government International Bond 4 .750 02/11/29 915,322
1,000,000 Indonesia Government International Bond 4 .400 03/10/29 1,008,103
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,218,036
1,000,000 Indonesia Government International Bond 5 .250 01/15/30 1,040,393
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 943,728
675,000 Indonesia Government International Bond 3 .850 10/15/30 661,568
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,312,531
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,321,948
300,000 Indonesia Government International Bond 3 .550 03/31/32 282,910
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 1,002,680
1,275,000 Indonesia Government International Bond 4 .850 01/11/33 1,286,042
1,000,000 Indonesia Government International Bond 4 .700 02/10/34 997,035
1,000,000 Indonesia Government International Bond 4 .750 09/10/34 997,611
1,775,000 Indonesia Government International Bond 5 .600 01/15/35 1,876,756
875,000 Indonesia Government International Bond 4 .350 01/11/48 755,957
1,125,000 (a) Indonesia Government International Bond 5 .350 02/11/49 1,121,755
1,000,000 Indonesia Government International Bond 3 .700 10/30/49 764,444
1,000,000 Indonesia Government International Bond 3 .500 02/14/50 734,239
1,250,000 Indonesia Government International Bond 4 .200 10/15/50 1,030,838
485,000 Indonesia Government International Bond 4 .300 03/31/52 400,800
500,000 (a) Indonesia Government International Bond 5 .450 09/20/52 493,761
1,500,000 Indonesia Government International Bond 5 .650 01/11/53 1,518,799
1,000,000 Indonesia Government International Bond 5 .100 02/10/54 955,278
1,000,000 Indonesia Government International Bond 5 .150 09/10/54 958,020
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 639,366
500,000 Indonesia Government International Bond 4 .450 04/15/70 405,768
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,145,907
1,500,000 (a) Inter-American Development Bank 2 .000 07/23/26 1,477,602
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,857,214

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Inter-American Development Bank 4 .375% 02/01/27 $ 1,007,546
1,000,000 Inter-American Development Bank 2 .375 07/07/27 977,519
2,000,000 Inter-American Development Bank 0 .625 09/16/27 1,885,522
3,000,000 Inter-American Development Bank 4 .000 01/12/28 3,020,502
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,731,357
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,969,077
4,000,000 Inter-American Development Bank 4 .125 02/15/29 4,053,315
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,848,395
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,982,857
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,614,146
2,000,000 Inter-American Development Bank 4 .500 09/13/33 2,056,835
5,000,000 Inter-American Development Bank 4 .375 07/17/34 5,089,922
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,187,231
300,000 Inter-American Development Bank 4 .375 01/24/44 282,985
750,000 Inter-American Investment Corp 4 .750 09/19/28 769,793
7,000,000 International Bank for Reconstruction & Development 0 .875 07/15/26 6,838,544
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,880,205
2,000,000 International Bank for Reconstruction & Development 3 .500 07/12/28 1,990,382
5,000,000 International Bank for Reconstruction & Development 4 .625 08/01/28 5,126,555
6,000,000 International Bank for Reconstruction & Development 3 .625 09/21/29 5,975,651
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,851,471
6,000,000 International Bank for Reconstruction & Development 3 .875 02/14/30 6,026,947
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 4,389,580
5,992,000 International Bank for Reconstruction & Development 4 .000 07/25/30 6,048,286
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,594,858
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,375,376
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,380,841
3,000,000 International Bank for Reconstruction & Development 2 .500 03/29/32 2,752,087
1,000,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 1,045,338
834,000 (a) International Bank for Reconstruction & Development 4 .750 02/15/35 869,817
715,000 International Finance Corp 4 .375 01/15/27 720,061
1,500,000 International Finance Corp 4 .500 07/13/28 1,532,005
2,500,000 International Finance Corp 4 .250 07/02/29 2,545,163
5,000,000 International Finance Corp 0 .750 08/27/30 4,322,949
2,000,000 Israel Government International Bond 5 .375 03/12/29 2,054,754
2,000,000 Israel Government International Bond 5 .375 02/19/30 2,062,938
600,000 Israel Government International Bond 2 .750 07/03/30 552,862
1,915,000 Israel Government International Bond 4 .500 01/17/33 1,866,400
1,500,000 Israel Government International Bond 5 .500 03/12/34 1,539,877
8,000,000 (a) Israel Government International Bond 5 .625 02/19/35 8,269,568
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,305,895
200,000 Israel Government International Bond 4 .125 01/17/48 155,547
2,050,000 Israel Government International Bond 3 .375 01/15/50 1,359,936
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,292,874
2,000,000 Israel Government International Bond 5 .750 03/12/54 1,891,887
300,000 Israel Government International Bond 4 .500 04/03/20 217,557
1,000,000 Japan Bank for International Cooperation 4 .250 04/27/26 1,001,301
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 984,746
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 737,772
1,125,000 Japan Bank for International Cooperation 4 .625 07/22/27 1,140,618
300,000 Japan Bank for International Cooperation 2 .750 11/16/27 293,536
2,140,000 Japan Bank for International Cooperation 3 .875 07/03/28 2,143,355
1,000,000 Japan Bank for International Cooperation 4 .625 07/19/28 1,021,447
1,000,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,029,105
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 742,684
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,889,235
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 929,434
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,305,907
1,200,000 Japan Bank for International Cooperation 4 .375 01/24/31 1,222,587
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,685,697
1,000,000 Japan Bank for International Cooperation 4 .625 04/17/34 1,028,416
350,000 Japan International Cooperation Agency 2 .125 10/20/26 343,584

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,900,000 Japan International Cooperation Agency 3 .250% 05/25/27 $ 1,880,318
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 1,002,750
700,000 Japan International Cooperation Agency 3 .375 06/12/28 690,311
2,000,000 Japan International Cooperation Agency 4 .750 05/21/29 2,056,111
230,000 Japan International Cooperation Agency 4 .250 05/22/30 232,813
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,738,386
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,327,223
400,000 Korea Development Bank 3 .000 01/13/26 398,691
1,000,000 Korea Development Bank 0 .800 04/27/26 981,555
1,000,000 Korea Development Bank 0 .800 07/19/26 974,382
1,000,000 Korea Development Bank 1 .000 09/09/26 972,152
250,000 Korea Development Bank 2 .000 09/12/26 245,276
1,000,000 Korea Development Bank 2 .250 02/24/27 977,374
2,000,000 Korea Development Bank 4 .125 10/16/27 2,008,116
1,000,000 Korea Development Bank 4 .625 02/03/28 1,015,764
1,000,000 Korea Development Bank 5 .375 10/23/28 1,041,909
2,000,000 Korea Development Bank 4 .500 02/15/29 2,031,480
1,000,000 Korea Development Bank 4 .875 02/03/30 1,034,447
1,000,000 Korea Development Bank 3 .750 09/16/30 989,347
1,000,000 Korea Development Bank 1 .625 01/19/31 884,818
1,000,000 Korea Development Bank 5 .625 10/23/33 1,079,950
1,500,000 Korea International Bond 2 .750 01/19/27 1,478,395
2,500,000 Korea International Bond 4 .500 07/03/29 2,552,019
1,400,000 Korea International Bond 4 .125 06/10/44 1,263,451
500,000 Korea International Bond 3 .875 09/20/48 418,759
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 3,130,144
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,966,937
5,500,000 Kreditanstalt fuer Wiederaufbau 3 .750 02/15/28 5,511,221
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,607,322
2,000,000 Kreditanstalt fuer Wiederaufbau 3 .875 06/15/28 2,011,551
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 928,771
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 4,317,251
3,000,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 3,011,140
125,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 122,006
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,482,600
2,000,000 Mexico Government International Bond 4 .750 03/22/31 1,982,500
5,165,000 Mexico Government International Bond 5 .850 07/02/32 5,332,346
3,000,000 Mexico Government International Bond 5 .375 03/22/33 2,991,000
10,635,000 Mexico Government International Bond 4 .875 05/19/33 10,288,618
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,737,000
1,000,000 Mexico Government International Bond 6 .350 02/09/35 1,056,020
2,500,000 Mexico Government International Bond 5 .625 09/22/35 2,487,650
5,150,000 Mexico Government International Bond 6 .000 05/07/36 5,262,527
2,000,000 Mexico Government International Bond 6 .875 05/13/37 2,157,000
17,493,000 Mexico Government International Bond 6 .625 01/29/38 18,385,318
1,000,000 Mexico Government International Bond 5 .000 04/27/51 819,000
14,196,000 Mexico Government International Bond 6 .338 05/04/53 13,791,414
2,575,000 Mexico Government International Bond 6 .400 05/07/54 2,513,226
1,750,000 Mexico Government International Bond 7 .375 05/13/55 1,920,642
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,846,597
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,818,750
950,000 Mexico Government International Bond 5 .750 10/12/10 811,300
1,000,000 Nordic Investment Bank 3 .375 09/08/27 993,733
3,000,000 Nordic Investment Bank 4 .250 02/28/29 3,049,751
2,000,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,873,000
300,000 Panama Government International Bond 7 .125 01/29/26 301,815
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,961,800
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,348,746
1,000,000 Panama Government International Bond 7 .500 03/01/31 1,098,100
2,500,000 Panama Government International Bond 2 .252 09/29/32 2,020,500
2,500,000 Panama Government International Bond 3 .298 01/19/33 2,143,625
2,500,000 Panama Government International Bond 6 .400 02/14/35 2,581,750

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 692,000 Panama Government International Bond 6 .700% 01/26/36 $ 729,749
1,000,000 (a) Panama Government International Bond 6 .875 01/31/36 1,061,900
1,000,000 Panama Government International Bond 8 .000 03/01/38 1,138,100
750,000 Panama Government International Bond 4 .500 05/15/47 577,500
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,690,132
1,450,000 Panama Government International Bond 4 .300 04/29/53 1,059,225
1,500,000 (a) Panama Government International Bond 6 .853 03/28/54 1,519,650
1,500,000 Panama Government International Bond 4 .500 04/01/56 1,095,075
1,000,000 Panama Government International Bond 7 .875 03/01/57 1,124,750
3,500,000 Panama Government International Bond 3 .870 07/23/60 2,249,800
1,250,000 Panama Government International Bond 4 .500 01/19/63 905,537
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,235,475
990,000 Peruvian Government International Bond 3 .000 01/15/34 858,825
415,000 Peruvian Government International Bond 5 .375 02/08/35 422,677
8,845,000 Peruvian Government International Bond 5 .500 03/30/36 9,010,844
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,223,200
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 776,500
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,817,625
2,000,000 Peruvian Government International Bond 3 .550 03/10/51 1,424,300
2,520,000 Peruvian Government International Bond 5 .875 08/08/54 2,527,560
2,000,000 Peruvian Government International Bond 6 .200 06/30/55 2,078,600
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 835,950
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 952,350
1,000,000 Peruvian Government International Bond 3 .230 07/28/21 557,750
500,000 Philippine Government International Bond 3 .229 03/29/27 493,136
500,000 Philippine Government International Bond 5 .170 10/13/27 510,565
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,166,525
500,000 Philippine Government International Bond 4 .625 07/17/28 507,426
1,875,000 Philippine Government International Bond 3 .750 01/14/29 1,850,779
1,000,000 Philippine Government International Bond 4 .375 03/05/30 1,013,542
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,394,844
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,741,814
2,000,000 (a) Philippine Government International Bond 1 .950 01/06/32 1,734,324
1,000,000 Philippine Government International Bond 3 .556 09/29/32 950,372
1,000,000 Philippine Government International Bond 5 .609 04/13/33 1,072,540
1,500,000 Philippine Government International Bond 5 .000 07/17/33 1,548,918
1,500,000 Philippine Government International Bond 5 .250 05/14/34 1,569,522
1,500,000 Philippine Government International Bond 5 .500 02/04/35 1,596,068
1,000,000 Philippine Government International Bond 4 .750 03/05/35 1,007,114
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,656,493
300,000 Philippine Government International Bond 3 .700 03/01/41 255,348
3,793,000 Philippine Government International Bond 3 .700 02/02/42 3,173,394
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,074,180
1,500,000 Philippine Government International Bond 2 .650 12/10/45 1,010,614
325,000 Philippine Government International Bond 4 .200 03/29/47 277,324
1,000,000 Philippine Government International Bond 5 .950 10/13/47 1,074,215
1,000,000 Philippine Government International Bond 5 .500 01/17/48 1,020,548
1,500,000 Philippine Government International Bond 5 .600 05/14/49 1,538,216
1,000,000 Philippine Government International Bond 5 .175 09/05/49 968,921
1,500,000 Philippine Government International Bond 5 .900 02/04/50 1,597,772
925,000 Province of Alberta Canada 3 .300 03/15/28 914,341
1,000,000 Province of Alberta Canada 4 .500 06/26/29 1,022,789
2,000,000 Province of Alberta Canada 1 .300 07/22/30 1,774,048
1,000,000 Province of Alberta Canada 4 .500 01/24/34 1,010,764
5,000,000 Province of British Columbia Canada 4 .700 01/24/28 5,101,680
1,000,000 Province of British Columbia Canada 4 .800 11/15/28 1,029,663
3,500,000 Province of British Columbia Canada 4 .900 04/24/29 3,626,277
1,000,000 Province of British Columbia Canada 3 .900 08/27/30 999,692
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,309,903
850,000 Province of British Columbia Canada 4 .200 07/06/33 844,085
3,000,000 Province of British Columbia Canada 4 .750 06/12/34 3,074,729
3,000,000 Province of British Columbia Canada 4 .800 06/11/35 3,068,330

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 500,000 Province of Manitoba Canada 2 .125% 06/22/26 $ 493,348
1,000,000 Province of Manitoba Canada 1 .500 10/25/28 933,758
1,000,000 Province of Manitoba Canada 4 .300 07/27/33 995,027
1,000,000 Province of Manitoba Canada 4 .900 05/31/34 1,032,670
500,000 Province of New Brunswick Canada 3 .625 02/24/28 496,726
1,000,000 Province of Ontario Canada 3 .100 05/19/27 989,699
1,000,000 Province of Ontario Canada 1 .050 05/21/27 957,331
1,000,000 Province of Ontario Canada 4 .200 01/18/29 1,012,781
1,500,000 Province of Ontario Canada 3 .700 09/17/29 1,493,079
2,000,000 Province of Ontario Canada 2 .000 10/02/29 1,864,806
3,500,000 Province of Ontario Canada 4 .700 01/15/30 3,615,360
3,000,000 Province of Ontario Canada 3 .900 09/04/30 2,999,775
1,000,000 Province of Ontario Canada 1 .125 10/07/30 873,951
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,658,799
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,319,759
1,500,000 Province of Ontario Canada 2 .125 01/21/32 1,334,306
2,000,000 Province of Ontario Canada 5 .050 04/24/34 2,098,025
1,375,000 Province of Ontario Canada 4 .850 06/11/35 1,415,294
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,471,914
500,000 Province of Quebec Canada 2 .750 04/12/27 492,389
3,000,000 Province of Quebec Canada 3 .625 04/13/28 2,989,887
1,000,000 Province of Quebec Canada 4 .500 04/03/29 1,022,892
201,000 Province of Quebec Canada 7 .500 09/15/29 227,540
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,338,902
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,683,931
2,000,000 Province of Quebec Canada 4 .500 09/08/33 2,025,101
1,000,000 Province of Quebec Canada 4 .250 09/05/34 989,544
2,000,000 Province of Quebec Canada 4 .625 08/28/35 2,020,674
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 991,285
1,000,000 Province of Saskatchewan Canada 4 .650 01/28/30 1,029,145
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,433,637
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,685,829
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,504,300
3,750,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,716,669
1,500,000 Republic of Poland Government International Bond 5 .500 11/16/27 1,550,229
1,500,000 Republic of Poland Government International Bond 4 .625 03/18/29 1,527,139
2,000,000 Republic of Poland Government International Bond 4 .875 02/12/30 2,058,258
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 910,697
2,000,000 Republic of Poland Government International Bond 4 .875 10/04/33 2,026,240
2,900,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,964,331
4,000,000 Republic of Poland Government International Bond 5 .375 02/12/35 4,150,291
1,050,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,016,774
4,150,000 Republic of Poland Government International Bond 5 .500 03/18/54 4,012,280
1,000,000 State of Israel 2 .500 01/15/30 921,417
3,000,000 Svensk Exportkredit AB 3 .750 09/13/27 3,002,041
1,500,000 Svensk Exportkredit AB 4 .125 06/14/28 1,514,449
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 1,014,983
2,000,000 Svensk Exportkredit AB 3 .750 07/29/30 1,993,417
1,000,000 Svensk Exportkredit AB 4 .875 10/04/30 1,045,030
398,175 Uruguay Government International Bond 4 .375 01/23/31 402,316
5,957,660 Uruguay Government International Bond 5 .750 10/28/34 6,386,612
2,211,913 Uruguay Government International Bond 5 .442 02/14/37 2,312,555
500,000 Uruguay Government International Bond 4 .125 11/20/45 439,750
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 1,951,424
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,205,537
TOTAL FOREIGN GOVERNMENT BONDS 707,509,659
MORTGAGE BACKED - 24.1%
58,514,711 Fannie Mae 2 .000 02/01/52 47,270,645
316 Fannie Mae Pool 3 .500 10/01/25 315
25 Fannie Mae Pool 5 .000 10/01/25 24
486 Fannie Mae Pool 4 .000 11/01/25 485
2,559 Fannie Mae Pool 3 .500 12/01/25 2,550

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,248 Fannie Mae Pool 3 .500% 02/01/26 $ 3,234
17,180 Fannie Mae Pool 3 .500 02/01/26 17,109
1,513 Fannie Mae Pool 4 .000 03/01/26 1,508
6,469 Fannie Mae Pool 4 .000 06/01/26 6,442
4,252 Fannie Mae Pool 3 .500 08/01/26 4,231
6,480 Fannie Mae Pool 3 .500 09/01/26 6,444
2,328 Fannie Mae Pool 4 .000 09/01/26 2,320
13,147 Fannie Mae Pool 3 .500 10/01/26 13,075
249 Fannie Mae Pool 6 .000 10/01/26 254
17,836 Fannie Mae Pool 3 .000 11/01/26 17,689
18,299 Fannie Mae Pool 3 .000 12/01/26 18,142
50,618 Fannie Mae Pool 3 .000 01/01/27 50,184
7,651 Fannie Mae Pool 4 .000 01/01/27 7,618
44,122 Fannie Mae Pool 3 .500 02/01/27 43,823
87,829 Fannie Mae Pool 3 .000 04/01/27 86,997
49,245 Fannie Mae Pool 3 .000 04/01/27 48,778
31,486 Fannie Mae Pool 3 .500 05/01/27 31,292
41,521 Fannie Mae Pool 2 .500 06/01/27 40,973
126,897 Fannie Mae Pool 3 .000 06/01/27 125,459
45,063 Fannie Mae Pool 2 .500 07/01/27 44,468
114,154 Fannie Mae Pool 2 .500 09/01/27 112,516
1,029 Fannie Mae Pool 5 .500 09/01/27 1,037
172,771 Fannie Mae Pool 2 .500 10/01/27 170,291
115,430 Fannie Mae Pool 3 .000 11/01/27 114,233
228 Fannie Mae Pool 5 .500 01/01/28 230
500,832 Fannie Mae Pool 2 .500 02/01/28 492,710
421,918 Fannie Mae Pool 2 .500 02/01/28 415,035
206 Fannie Mae Pool 5 .000 02/01/28 208
335,715 Fannie Mae Pool 2 .500 04/01/28 330,069
494,117 Fannie Mae Pool 2 .500 04/01/28 485,808
1,402 Fannie Mae Pool 5 .500 06/01/28 1,419
145,237 Fannie Mae Pool 2 .500 07/01/28 142,509
310,752 Fannie Mae Pool 2 .500 08/01/28 304,912
303,469 Fannie Mae Pool 3 .000 10/01/28 297,892
233 Fannie Mae Pool 5 .500 11/01/28 237
1 Fannie Mae Pool 7 .500 01/01/29 1
597,160 Fannie Mae Pool 3 .000 03/01/29 587,791
1,961 Fannie Mae Pool 4 .000 03/01/29 1,953
2,182,742 Fannie Mae Pool 3 .000 04/01/29 2,148,473
8,084 Fannie Mae Pool 4 .500 04/01/29 8,117
5,487 Fannie Mae Pool 4 .000 05/01/29 5,460
3,240 Fannie Mae Pool 4 .500 06/01/29 3,248
1,109 Fannie Mae Pool 4 .000 07/01/29 1,103
22,021 Fannie Mae Pool 4 .500 08/01/29 22,069
2,444,098 Fannie Mae Pool 3 .500 09/01/29 2,424,200
4,334 Fannie Mae Pool 4 .500 09/01/29 4,338
3,063 Fannie Mae Pool 4 .500 11/01/29 3,064
1,420 Fannie Mae Pool 4 .500 01/01/30 1,428
379,183 Fannie Mae Pool 2 .500 02/01/30 368,290
2,972 Fannie Mae Pool 4 .000 03/01/30 2,963
1,340 Fannie Mae Pool 4 .500 05/01/30 1,348
2,104 Fannie Mae Pool 4 .500 06/01/30 2,111
932,501 Fannie Mae Pool 3 .000 07/01/30 913,089
19,571 Fannie Mae Pool 4 .500 08/01/30 19,632
4,274 Fannie Mae Pool 4 .000 09/01/30 4,254
23,408 Fannie Mae Pool 4 .000 10/01/30 23,348
250,752 Fannie Mae Pool 4 .000 11/01/30 249,541
37,729 Fannie Mae Pool 4 .000 11/01/30 37,536
9,532 Fannie Mae Pool 4 .500 12/01/30 9,582
936,130 Fannie Mae Pool 3 .000 02/01/31 914,651
14,555 Fannie Mae Pool 3 .500 02/01/31 14,375
15,699 Fannie Mae Pool 4 .000 02/01/31 15,615

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 181 Fannie Mae Pool 7 .500% 03/01/31 $ 188
1,101,756 Fannie Mae Pool 2 .500 04/01/31 1,064,394
42,832 Fannie Mae Pool 3 .500 04/01/31 42,148
5,237 Fannie Mae Pool 4 .000 04/01/31 5,214
1,057,023 Fannie Mae Pool 3 .000 05/01/31 1,032,702
442 Fannie Mae Pool 6 .000 05/01/31 459
1,266,143 Fannie Mae Pool 2 .500 06/01/31 1,223,701
290,041 Fannie Mae Pool 4 .500 07/01/31 290,715
28,627 Fannie Mae Pool 4 .500 07/01/31 28,801
170,814 Fannie Mae Pool 4 .000 08/01/31 169,855
1,683,513 Fannie Mae Pool 2 .500 09/01/31 1,624,732
860,869 Fannie Mae Pool 3 .000 09/01/31 840,908
9,939 Fannie Mae Pool 4 .000 09/01/31 9,882
111 Fannie Mae Pool 6 .500 09/01/31 114
6,340 Fannie Mae Pool 6 .000 11/01/31 6,542
878 Fannie Mae Pool 6 .500 11/01/31 908
1,852,057 Fannie Mae Pool 2 .500 12/01/31 1,786,384
308,429 Fannie Mae Pool 3 .500 01/01/32 303,090
2,008 Fannie Mae Pool 6 .000 01/01/32 2,072
126,190 Fannie Mae Pool 3 .500 02/01/32 123,982
1,465 Fannie Mae Pool 6 .000 02/01/32 1,528
1,154,604 Fannie Mae Pool 3 .000 03/01/32 1,124,108
5,765 Fannie Mae Pool 6 .500 04/01/32 6,033
4,014,692 Fannie Mae Pool 3 .000 06/01/32 3,913,540
12,395 Fannie Mae Pool 6 .500 07/01/32 12,959
2,556 Fannie Mae Pool 6 .500 08/01/32 2,647
152,592 Fannie Mae Pool 3 .000 09/01/32 147,267
2,069 Fannie Mae Pool 7 .500 09/01/32 2,072
454,785 Fannie Mae Pool 3 .000 10/01/32 439,302
17,066 Fannie Mae Pool 5 .500 10/01/32 17,228
3,774 Fannie Mae Pool 6 .000 11/01/32 3,865
2,754,113 Fannie Mae Pool 3 .000 12/01/32 2,664,950
3,363 Fannie Mae Pool 5 .500 12/01/32 3,459
183 Fannie Mae Pool 5 .500 12/01/32 185
5,122 Fannie Mae Pool 6 .000 12/01/32 5,234
29,284 Fannie Mae Pool 5 .500 01/01/33 29,956
81,030 Fannie Mae Pool 6 .000 01/01/33 83,822
27,471 Fannie Mae Pool 5 .000 02/01/33 27,608
717 Fannie Mae Pool 5 .000 02/01/33 726
343,640 Fannie Mae Pool 3 .000 04/01/33 330,571
394,760 Fannie Mae Pool 3 .500 04/01/33 386,545
1,542 Fannie Mae Pool 6 .000 04/01/33 1,593
1,839,972 Fannie Mae Pool 3 .500 05/01/33 1,814,608
199,008 Fannie Mae Pool 5 .500 05/01/33 203,902
11,558 Fannie Mae Pool 5 .000 06/01/33 11,715
21,500 Fannie Mae Pool 5 .500 06/01/33 21,989
3,104 Fannie Mae Pool 4 .500 07/01/33 3,077
13,114 Fannie Mae Pool 5 .000 07/01/33 13,178
19,178 Fannie Mae Pool 4 .500 08/01/33 18,856
2,661 Fannie Mae Pool 4 .500 08/01/33 2,640
5,211 Fannie Mae Pool 5 .000 08/01/33 5,238
16,373 Fannie Mae Pool 5 .500 09/01/33 16,512
20,271 Fannie Mae Pool 5 .500 09/01/33 20,443
4,231 Fannie Mae Pool 6 .000 09/01/33 4,390
30,992 Fannie Mae Pool 4 .500 10/01/33 30,926
6,055 Fannie Mae Pool 5 .000 10/01/33 6,138
2,572 Fannie Mae Pool 5 .000 10/01/33 2,567
17,612 Fannie Mae Pool 5 .500 10/01/33 17,797
102,926 Fannie Mae Pool 5 .500 10/01/33 103,958
1,676 Fannie Mae Pool 4 .500 11/01/33 1,674
6,259 Fannie Mae Pool 5 .000 11/01/33 6,345
447,159 Fannie Mae Pool 5 .000 11/01/33 452,566

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 49,924 Fannie Mae Pool 5 .000% 12/01/33 $ 50,475
74,907 Fannie Mae Pool 5 .500 12/01/33 75,946
667,293 Fannie Mae Pool 3 .000 01/01/34 638,485
19,920 Fannie Mae Pool 5 .000 02/01/34 20,181
86,760 Fannie Mae Pool 6 .000 02/01/34 90,343
5,009 Fannie Mae Pool 5 .000 03/01/34 5,076
2,023 Fannie Mae Pool 5 .000 03/01/34 2,048
119,468 Fannie Mae Pool 5 .000 03/01/34 121,047
2,614 Fannie Mae Pool 5 .000 03/01/34 2,644
5,956 Fannie Mae Pool 5 .000 03/01/34 6,034
1,769 Fannie Mae Pool 5 .000 03/01/34 1,791
18,447 Fannie Mae Pool 5 .000 04/01/34 18,700
18,697 Fannie Mae Pool 5 .500 04/01/34 19,191
6,572 Fannie Mae Pool 4 .500 05/01/34 6,510
2,318 Fannie Mae Pool 4 .500 05/01/34 2,335
4,414 Fannie Mae Pool 5 .500 07/01/34 4,532
6,462 Fannie Mae Pool 5 .500 07/01/34 6,617
6,221 Fannie Mae Pool 7 .000 07/01/34 6,496
50,294 Fannie Mae Pool 5 .000 08/01/34 50,947
5,386 Fannie Mae Pool 5 .000 08/01/34 5,460
29,138 Fannie Mae Pool 6 .000 08/01/34 30,303
4,994 Fannie Mae Pool 6 .000 08/01/34 5,180
2,992,177 Fannie Mae Pool 3 .500 09/01/34 2,942,349
106,991 Fannie Mae Pool 5 .500 09/01/34 109,961
4,019,292 Fannie Mae Pool 2 .500 11/01/34 3,819,856
922 Fannie Mae Pool 5 .500 11/01/34 958
3,473,776 Fannie Mae Pool 2 .500 12/01/34 3,301,397
847,341 Fannie Mae Pool 3 .000 12/01/34 819,831
1,573 Fannie Mae Pool 5 .000 12/01/34 1,592
981 Fannie Mae Pool 5 .500 12/01/34 1,017
3,874 Fannie Mae Pool 6 .000 12/01/34 4,035
143,197 Fannie Mae Pool 4 .500 01/01/35 142,699
16,018 Fannie Mae Pool 5 .500 01/01/35 16,591
1,902,926 Fannie Mae Pool 3 .500 02/01/35 1,870,799
312,620 Fannie Mae Pool 5 .500 02/01/35 321,210
13,998 Fannie Mae Pool 5 .500 02/01/35 14,518
874,819 Fannie Mae Pool 2 .500 03/01/35 831,389
53,510 Fannie Mae Pool 5 .500 04/01/35 53,963
13,613 Fannie Mae Pool 6 .000 04/01/35 14,304
12,680 Fannie Mae Pool 6 .000 04/01/35 13,238
2,398,249 Fannie Mae Pool 2 .500 05/01/35 2,259,253
4,210,864 Fannie Mae Pool 3 .000 05/01/35 4,054,387
15,219 Fannie Mae Pool 6 .000 05/01/35 15,893
5,107 Fannie Mae Pool 5 .000 06/01/35 5,178
15,394 Fannie Mae Pool 5 .000 07/01/35 15,537
869 (d) Fannie Mae Pool, (LIBOR 12 M + 1.570%) 6 .320 07/01/35 883
1,812,074 Fannie Mae Pool 2 .500 08/01/35 1,710,925
1,419,338 Fannie Mae Pool 3 .000 08/01/35 1,353,091
31,820 Fannie Mae Pool 4 .500 08/01/35 32,055
29,772 Fannie Mae Pool 5 .000 08/01/35 30,450
24,316 Fannie Mae Pool 5 .000 08/01/35 24,890
1,146 Fannie Mae Pool 4 .500 09/01/35 1,155
1,261 Fannie Mae Pool 4 .500 09/01/35 1,257
4,026 Fannie Mae Pool 5 .500 09/01/35 4,176
5,078,432 Fannie Mae Pool 2 .500 10/01/35 4,794,899
15,379 Fannie Mae Pool 5 .000 10/01/35 15,746
39,729 Fannie Mae Pool 5 .500 10/01/35 40,104
12,258,172 Fannie Mae Pool 1 .500 11/01/35 11,029,282
11,123,107 Fannie Mae Pool 2 .000 11/01/35 10,274,696
5,543,902 Fannie Mae Pool 2 .500 11/01/35 5,222,459
35,026 Fannie Mae Pool 5 .500 11/01/35 36,444
4,507,547 Fannie Mae Pool 2 .000 12/01/35 4,167,727

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 13,049,609 Fannie Mae Pool 1 .500% 01/01/36 $ 11,741,272
1,836,267 Fannie Mae Pool 3 .500 01/01/36 1,781,811
113,287 Fannie Mae Pool 5 .000 02/01/36 116,011
3,948 (d) Fannie Mae Pool, (LIBOR 12 M + 1.535%) 6 .535 02/01/36 4,010
11,283,304 Fannie Mae Pool 1 .500 03/01/36 10,107,238
33,407,045 Fannie Mae Pool 2 .000 03/01/36 30,784,659
50,073 Fannie Mae Pool 6 .000 03/01/36 52,764
9,530,367 Fannie Mae Pool 1 .500 04/01/36 8,551,045
6,216,434 Fannie Mae Pool 1 .000 05/01/36 5,453,709
12,478,576 Fannie Mae Pool 1 .500 05/01/36 11,196,210
11,387,506 Fannie Mae Pool 2 .000 05/01/36 10,493,434
608,016 Fannie Mae Pool 3 .500 05/01/36 588,490
633 Fannie Mae Pool 5 .000 05/01/36 648
76,864 Fannie Mae Pool 6 .000 06/01/36 80,752
11,609,666 Fannie Mae Pool 2 .000 07/01/36 10,698,015
3,415 Fannie Mae Pool 6 .000 07/01/36 3,536
3,062 (d) Fannie Mae Pool, (LIBOR 12 M + 1.632%) 6 .382 07/01/36 3,111
7,896 Fannie Mae Pool 6 .500 07/01/36 8,246
2,946,381 Fannie Mae Pool 1 .500 08/01/36 2,636,256
4,658,277 Fannie Mae Pool 3 .000 08/01/36 4,421,452
42,121 Fannie Mae Pool 5 .500 08/01/36 43,390
43,924 Fannie Mae Pool 6 .500 08/01/36 45,488
9,637,546 Fannie Mae Pool 1 .500 09/01/36 8,628,778
20,322,873 Fannie Mae Pool 2 .000 09/01/36 18,726,824
11,176,331 Fannie Mae Pool 2 .500 09/01/36 10,524,803
752,872 Fannie Mae Pool 3 .000 09/01/36 714,284
3,879 Fannie Mae Pool 5 .500 09/01/36 3,983
1,363 Fannie Mae Pool 6 .500 09/01/36 1,443
5,337 Fannie Mae Pool 6 .500 09/01/36 5,630
7,156 Fannie Mae Pool 6 .000 10/01/36 7,541
20,003,170 Fannie Mae Pool 1 .500 11/01/36 17,917,110
16,887,164 Fannie Mae Pool 2 .000 11/01/36 15,527,514
1,694,234 Fannie Mae Pool 3 .000 11/01/36 1,605,733
3,355 Fannie Mae Pool 6 .500 11/01/36 3,536
4,574,292 Fannie Mae Pool 2 .000 12/01/36 4,208,230
21,450 Fannie Mae Pool 6 .000 12/01/36 22,604
3,034,387 Fannie Mae Pool 1 .500 01/01/37 2,716,775
8,031,047 Fannie Mae Pool 2 .000 01/01/37 7,380,345
8,480 Fannie Mae Pool 5 .500 01/01/37 8,823
4,315 (d) Fannie Mae Pool, (LIBOR 12 M + 1.720%) 6 .637 01/01/37 4,432
3,455,479 Fannie Mae Pool 1 .500 02/01/37 3,091,653
5,094,126 Fannie Mae Pool 2 .000 02/01/37 4,683,050
63,077 Fannie Mae Pool 5 .500 02/01/37 65,632
4,102 Fannie Mae Pool 6 .000 02/01/37 4,322
305 (d) Fannie Mae Pool, (LIBOR 6 M + 1.460%) 6 .085 02/01/37 310
9,487 Fannie Mae Pool 7 .000 02/01/37 10,044
9,805,742 Fannie Mae Pool 1 .500 03/01/37 8,798,189
21,255,075 Fannie Mae Pool 2 .000 03/01/37 19,532,857
681 Fannie Mae Pool 5 .000 03/01/37 698
21,744 Fannie Mae Pool 6 .500 03/01/37 22,894
36,215 Fannie Mae Pool 6 .500 03/01/37 38,347
1,572 (d) Fannie Mae Pool, (LIBOR 12 M + 1.875%) 6 .750 03/01/37 1,618
17,709,751 Fannie Mae Pool 2 .000 04/01/37 16,274,685
1,983,940 Fannie Mae Pool 2 .500 04/01/37 1,866,422
10,465 Fannie Mae Pool 7 .000 04/01/37 11,091
9,182,085 Fannie Mae Pool 1 .500 05/01/37 8,217,227
29,391 Fannie Mae Pool 5 .000 05/01/37 30,135
4,927 Fannie Mae Pool 5 .500 06/01/37 5,126
4,859 (d) Fannie Mae Pool, (LIBOR 12 M + 1.782%) 6 .455 06/01/37 4,995
3,318,480 Fannie Mae Pool 2 .500 08/01/37 3,120,634
3,395,528 Fannie Mae Pool 3 .000 08/01/37 3,252,398
5,873 Fannie Mae Pool 5 .500 08/01/37 6,108

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 757 Fannie Mae Pool 6 .000% 08/01/37 $ 784
11,878 Fannie Mae Pool 5 .500 09/01/37 12,277
10,165 Fannie Mae Pool 6 .000 09/01/37 10,598
19,222 Fannie Mae Pool 6 .000 09/01/37 20,029
14,304 Fannie Mae Pool 6 .000 09/01/37 15,074
35,892 Fannie Mae Pool 6 .000 09/01/37 37,593
55,099 Fannie Mae Pool 6 .000 09/01/37 57,887
5,241 Fannie Mae Pool 6 .500 09/01/37 5,455
3,449 Fannie Mae Pool 6 .500 09/01/37 3,593
2,945 Fannie Mae Pool 6 .500 10/01/37 3,090
4,964,333 Fannie Mae Pool 3 .000 11/01/37 4,755,074
4,699,979 Fannie Mae Pool 3 .500 11/01/37 4,531,466
3,393,362 Fannie Mae Pool 4 .000 11/01/37 3,340,624
46,180 Fannie Mae Pool 5 .500 11/01/37 47,957
76,781 Fannie Mae Pool 6 .000 11/01/37 80,913
2,198 Fannie Mae Pool 7 .000 11/01/37 2,295
1,537,884 Fannie Mae Pool 3 .000 12/01/37 1,450,328
1,543,732 Fannie Mae Pool 4 .000 01/01/38 1,518,568
408 Fannie Mae Pool 6 .500 01/01/38 425
2,578,144 Fannie Mae Pool 4 .500 02/01/38 2,578,213
1,735,582 Fannie Mae Pool 5 .000 02/01/38 1,755,790
21,871 Fannie Mae Pool 5 .500 02/01/38 22,712
12,477 Fannie Mae Pool 6 .500 02/01/38 13,045
6,560 Fannie Mae Pool 7 .000 02/01/38 7,032
2,324 Fannie Mae Pool 5 .000 03/01/38 2,383
1,121 Fannie Mae Pool 5 .000 03/01/38 1,149
5,266 Fannie Mae Pool 5 .500 03/01/38 5,466
1,773 Fannie Mae Pool 6 .000 03/01/38 1,882
4,094 Fannie Mae Pool 6 .500 03/01/38 4,317
4,800 Fannie Mae Pool 6 .500 03/01/38 4,953
4,154 Fannie Mae Pool 6 .500 03/01/38 4,327
6,340 (d) Fannie Mae Pool, (LIBOR 12 M + 1.770%) 6 .770 03/01/38 6,517
50,954 Fannie Mae Pool 5 .500 04/01/38 52,771
91,423 Fannie Mae Pool 6 .000 04/01/38 96,308
240,826 Fannie Mae Pool 5 .000 05/01/38 246,466
68,168 Fannie Mae Pool 5 .000 05/01/38 69,825
170,544 Fannie Mae Pool 6 .000 06/01/38 180,090
278,726 Fannie Mae Pool 6 .500 06/01/38 295,147
62,991 Fannie Mae Pool 6 .000 07/01/38 66,381
257 (d) Fannie Mae Pool, (LIBOR 12 M + 1.603%) 6 .272 08/01/38 264
194,364 Fannie Mae Pool 6 .000 09/01/38 204,827
518 Fannie Mae Pool 6 .000 10/01/38 539
3,129 (d) Fannie Mae Pool, (LIBOR 12 M + 1.200%) 6 .700 10/01/38 3,178
2,173,145 Fannie Mae Pool 5 .000 11/01/38 2,197,545
2,284 Fannie Mae Pool 5 .500 11/01/38 2,369
3,258,014 Fannie Mae Pool 6 .000 11/01/38 3,366,455
1,087 Fannie Mae Pool 5 .000 12/01/38 1,115
187,145 Fannie Mae Pool 5 .500 12/01/38 194,719
8,508 Fannie Mae Pool 4 .500 01/01/39 8,581
15,963 Fannie Mae Pool 5 .000 01/01/39 16,261
697,051 Fannie Mae Pool 5 .000 01/01/39 711,617
24,850 Fannie Mae Pool 5 .500 01/01/39 25,668
98,012 Fannie Mae Pool 5 .500 01/01/39 101,864
10,218 Fannie Mae Pool 6 .000 01/01/39 10,720
950 Fannie Mae Pool 6 .000 01/01/39 971
32,789 Fannie Mae Pool 4 .500 02/01/39 33,020
118,103 Fannie Mae Pool 4 .500 02/01/39 118,934
45,445 Fannie Mae Pool 4 .500 02/01/39 45,751
2,332 Fannie Mae Pool 5 .500 02/01/39 2,416
102,195 Fannie Mae Pool 4 .000 04/01/39 100,559
5,457 Fannie Mae Pool 5 .500 04/01/39 5,636
185,465 Fannie Mae Pool 4 .500 05/01/39 186,713

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 35,262 Fannie Mae Pool 4 .500% 05/01/39 $ 35,564
101,634 Fannie Mae Pool 4 .500 06/01/39 101,950
35,149 Fannie Mae Pool 4 .500 06/01/39 35,364
80,002 Fannie Mae Pool 5 .500 06/01/39 83,244
3,343,752 Fannie Mae Pool 5 .500 06/01/39 3,417,806
19,134 Fannie Mae Pool 4 .500 07/01/39 19,168
21,687 Fannie Mae Pool 4 .500 07/01/39 21,813
2,211 Fannie Mae Pool 5 .000 07/01/39 2,265
3,353,124 Fannie Mae Pool 5 .500 07/01/39 3,428,189
1,242 (d) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 6 .460 07/01/39 1,279
362,674 Fannie Mae Pool 4 .000 08/01/39 356,470
62,889 Fannie Mae Pool 4 .000 08/01/39 61,813
5,686 Fannie Mae Pool 4 .500 08/01/39 5,732
239,967 Fannie Mae Pool 4 .500 08/01/39 241,655
70,082 Fannie Mae Pool 4 .500 08/01/39 70,489
276,658 Fannie Mae Pool 5 .000 08/01/39 283,325
1,950 Fannie Mae Pool 5 .000 08/01/39 2,001
4,349 (d) Fannie Mae Pool, (LIBOR 12 M + 1.650%) 6 .400 08/01/39 4,449
2,889 (d) Fannie Mae Pool, (LIBOR 12 M + 1.690%) 6 .440 08/01/39 2,966
134,475 Fannie Mae Pool 4 .000 09/01/39 132,202
16,059 Fannie Mae Pool 5 .000 09/01/39 16,451
2,944,863 Fannie Mae Pool 5 .000 09/01/39 2,975,555
70,756 Fannie Mae Pool 5 .500 09/01/39 73,279
37,962 Fannie Mae Pool 6 .000 09/01/39 40,005
4,609,078 Fannie Mae Pool 4 .500 10/01/39 4,605,668
133,363 Fannie Mae Pool 6 .500 10/01/39 141,224
2,642,091 Fannie Mae Pool 4 .500 11/01/39 2,639,005
6,220 Fannie Mae Pool 5 .000 11/01/39 6,372
161,064 Fannie Mae Pool 4 .000 12/01/39 157,844
13,827 Fannie Mae Pool 4 .500 12/01/39 13,907
35,338 Fannie Mae Pool 4 .500 12/01/39 35,478
553,219 Fannie Mae Pool 4 .500 12/01/39 555,577
12,150 Fannie Mae Pool 4 .500 01/01/40 12,205
13,861 Fannie Mae Pool 5 .000 01/01/40 14,195
7,768,347 Fannie Mae Pool 5 .000 01/01/40 7,849,340
5,465 (d) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .776 01/01/40 5,664
85,034 Fannie Mae Pool 6 .000 02/01/40 89,577
4,404,109 Fannie Mae Pool 2 .500 03/01/40 4,013,590
118,110 Fannie Mae Pool 4 .500 03/01/40 118,541
48,227 Fannie Mae Pool 4 .500 03/01/40 48,343
5,304 Fannie Mae Pool 5 .000 03/01/40 5,432
5,694,363 Fannie Mae Pool 2 .500 04/01/40 5,182,491
5,646,196 Fannie Mae Pool 3 .000 04/01/40 5,270,649
5,293 Fannie Mae Pool 4 .500 04/01/40 5,317
193,665 Fannie Mae Pool 5 .000 04/01/40 198,334
4,701,946 Fannie Mae Pool 5 .000 04/01/40 4,751,005
128,829 Fannie Mae Pool 5 .000 04/01/40 131,934
1,897,013 Fannie Mae Pool 6 .000 04/01/40 1,958,678
3,659 Fannie Mae Pool 4 .500 05/01/40 3,662
15,621 (d) Fannie Mae Pool, (LIBOR 12 M + 1.840%) 6 .741 05/01/40 16,185
3,555 (d) Fannie Mae Pool, (LIBOR 12 M + 1.790%) 6 .790 05/01/40 3,648
12,291 (d) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 6 .835 05/01/40 12,665
5,122,831 Fannie Mae Pool 2 .500 06/01/40 4,659,155
11,680 Fannie Mae Pool 4 .500 07/01/40 11,715
10,512 Fannie Mae Pool 4 .500 07/01/40 10,538
17,183 Fannie Mae Pool 5 .000 07/01/40 17,597
7,671,834 Fannie Mae Pool 5 .500 07/01/40 7,841,150
106,481 Fannie Mae Pool 4 .500 08/01/40 106,836
150,453 Fannie Mae Pool 4 .500 08/01/40 150,908
105,083 Fannie Mae Pool 5 .000 08/01/40 107,617
234,097 Fannie Mae Pool 4 .500 09/01/40 234,661
98,292 Fannie Mae Pool 4 .500 09/01/40 98,327

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 247,842 Fannie Mae Pool 6 .000% 09/01/40 $ 261,169
34,729 Fannie Mae Pool 3 .500 10/01/40 33,135
162,478 Fannie Mae Pool 4 .000 10/01/40 158,728
355,516 Fannie Mae Pool 4 .000 10/01/40 346,358
280,251 Fannie Mae Pool 4 .500 10/01/40 280,582
325,060 Fannie Mae Pool 3 .500 11/01/40 310,242
320,663 Fannie Mae Pool 4 .000 11/01/40 312,536
369,774 Fannie Mae Pool 4 .000 11/01/40 361,240
207,911 Fannie Mae Pool 4 .000 11/01/40 202,727
41,557 Fannie Mae Pool 4 .500 11/01/40 41,594
11,449,453 Fannie Mae Pool 2 .000 12/01/40 9,920,335
108,627 Fannie Mae Pool 4 .000 12/01/40 105,919
924,339 Fannie Mae Pool 4 .500 12/01/40 925,429
21,981 (d) Fannie Mae Pool, (LIBOR 12 M + 1.823%) 6 .448 12/01/40 22,665
10,187 Fannie Mae Pool 3 .500 01/01/41 9,723
6,240,108 Fannie Mae Pool 1 .500 02/01/41 5,210,109
9,402,358 Fannie Mae Pool 2 .000 02/01/41 8,133,596
43,673 Fannie Mae Pool 3 .500 02/01/41 41,682
307,056 Fannie Mae Pool 4 .000 02/01/41 299,273
10,347 (d) Fannie Mae Pool, (LIBOR 12 M + 1.817%) 6 .776 02/01/41 10,708
310,238 Fannie Mae Pool 4 .000 03/01/41 302,438
13,386,364 Fannie Mae Pool 2 .000 04/01/41 11,653,550
231,502 Fannie Mae Pool 4 .500 04/01/41 231,680
192,221 Fannie Mae Pool 4 .500 05/01/41 192,309
70,693 Fannie Mae Pool 4 .500 05/01/41 70,704
140,172 Fannie Mae Pool 4 .500 06/01/41 140,251
5,953,470 Fannie Mae Pool 2 .000 07/01/41 5,175,044
200,131 Fannie Mae Pool 4 .500 07/01/41 200,162
24,526 (d) Fannie Mae Pool, (LIBOR 12 M + 1.789%) 6 .526 07/01/41 25,443
10,360,975 Fannie Mae Pool 2 .000 08/01/41 8,999,797
18,449,727 Fannie Mae Pool 1 .500 09/01/41 15,558,816
3,478,045 Fannie Mae Pool 2 .000 09/01/41 3,014,629
416,039 Fannie Mae Pool 4 .000 09/01/41 404,721
274,454 Fannie Mae Pool 4 .500 09/01/41 274,523
106,369 Fannie Mae Pool 5 .500 09/01/41 110,677
11,047,347 Fannie Mae Pool 1 .500 10/01/41 9,312,876
6,976,641 Fannie Mae Pool 2 .000 10/01/41 6,042,733
11,863 (d) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .802 10/01/41 12,193
10,714,109 Fannie Mae Pool 2 .000 11/01/41 9,208,501
175,745 Fannie Mae Pool 3 .500 11/01/41 167,297
149,377 Fannie Mae Pool 3 .500 11/01/41 142,134
6,822,278 Fannie Mae Pool 3 .500 12/01/41 6,481,641
1,095,877 Fannie Mae Pool 3 .500 12/01/41 1,043,199
187,067 Fannie Mae Pool 4 .000 12/01/41 181,939
44,100 (d) Fannie Mae Pool, (LIBOR 12 M + 1.750%) 6 .746 12/01/41 45,949
6,720,897 Fannie Mae Pool 2 .000 01/01/42 5,812,844
10,691,673 Fannie Mae Pool 2 .500 01/01/42 9,551,348
5,877,781 Fannie Mae Pool 2 .000 03/01/42 5,076,308
521,854 Fannie Mae Pool 3 .500 03/01/42 495,797
342,509 Fannie Mae Pool 4 .000 03/01/42 333,262
5,527,109 Fannie Mae Pool 3 .000 04/01/42 5,117,239
1,276,608 Fannie Mae Pool 3 .500 04/01/42 1,212,071
442,257 Fannie Mae Pool 3 .500 04/01/42 420,175
429,474 Fannie Mae Pool 4 .500 04/01/42 429,715
458,583 Fannie Mae Pool 5 .000 04/01/42 469,640
3,440,257 Fannie Mae Pool 2 .500 05/01/42 3,086,109
307,905 Fannie Mae Pool 4 .000 05/01/42 300,101
288,559 Fannie Mae Pool 5 .000 05/01/42 295,046
396,030 Fannie Mae Pool 3 .000 06/01/42 364,494
1,486,544 Fannie Mae Pool 3 .500 06/01/42 1,406,795
1,186,288 Fannie Mae Pool 4 .000 06/01/42 1,153,761
937,046 Fannie Mae Pool 4 .000 06/01/42 911,352

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,154,749 Fannie Mae Pool 3 .500% 07/01/42 $ 2,043,161
472,147 Fannie Mae Pool 4 .500 07/01/42 471,538
526,847 Fannie Mae Pool 3 .500 08/01/42 499,888
845,178 Fannie Mae Pool 3 .000 09/01/42 777,704
1,081,938 Fannie Mae Pool 3 .500 09/01/42 1,021,888
5,183,494 Fannie Mae Pool 4 .500 09/01/42 5,195,993
1,940,299 Fannie Mae Pool 3 .000 10/01/42 1,784,987
495,627 Fannie Mae Pool 3 .500 10/01/42 467,759
922,478 Fannie Mae Pool 2 .500 01/01/43 830,083
2,891,470 Fannie Mae Pool 3 .000 01/01/43 2,658,206
3,315,272 Fannie Mae Pool 3 .000 02/01/43 3,048,549
6,492,845 Fannie Mae Pool 3 .000 04/01/43 5,969,077
8,980,625 Fannie Mae Pool 3 .000 04/01/43 8,255,229
769,605 Fannie Mae Pool 3 .000 04/01/43 707,606
2,301,621 Fannie Mae Pool 3 .000 04/01/43 2,115,962
2,150,660 Fannie Mae Pool 3 .000 06/01/43 1,976,715
14,536 (d) Fannie Mae Pool, (LIBOR 12 M + 1.695%) 6 .320 06/01/43 14,947
2,007,720 Fannie Mae Pool 3 .000 07/01/43 1,844,707
4,976,057 Fannie Mae Pool 3 .500 07/01/43 4,691,632
1,461,592 Fannie Mae Pool 3 .500 07/01/43 1,378,352
21,879 (d) Fannie Mae Pool, (LIBOR 12 M + 1.550%) 6 .175 07/01/43 22,368
1,814,470 Fannie Mae Pool 3 .000 08/01/43 1,667,535
944,470 Fannie Mae Pool 4 .000 08/01/43 917,692
1,558,800 Fannie Mae Pool 3 .000 09/01/43 1,432,405
1,633,651 Fannie Mae Pool 3 .500 09/01/43 1,540,095
1,608,654 Fannie Mae Pool 3 .500 10/01/43 1,516,868
147,678 Fannie Mae Pool 4 .500 10/01/43 147,183
423,062 Fannie Mae Pool 4 .000 11/01/43 409,364
863,613 Fannie Mae Pool 4 .000 11/01/43 838,858
262,188 Fannie Mae Pool 4 .500 12/01/43 261,526
954,818 Fannie Mae Pool 4 .500 12/01/43 949,261
1,063,761 Fannie Mae Pool 4 .000 01/01/44 1,029,978
13,646,006 Fannie Mae Pool 4 .000 03/01/44 13,259,092
663,820 Fannie Mae Pool 4 .000 05/01/44 640,685
670,852 Fannie Mae Pool 4 .000 07/01/44 647,473
629,418 Fannie Mae Pool 4 .000 07/01/44 607,872
447,641 Fannie Mae Pool 3 .500 09/01/44 420,927
605,775 Fannie Mae Pool 4 .000 09/01/44 583,725
1,481,899 Fannie Mae Pool 3 .500 10/01/44 1,394,691
3,718,466 Fannie Mae Pool 5 .000 11/01/44 3,808,041
591,278 Fannie Mae Pool 4 .000 12/01/44 569,694
1,592,533 Fannie Mae Pool 3 .000 01/01/45 1,461,416
5,198,333 Fannie Mae Pool 3 .000 01/01/45 4,778,531
6,100,231 Fannie Mae Pool 3 .500 01/01/45 5,751,470
2,449,252 Fannie Mae Pool 3 .500 02/01/45 2,302,575
1,638,594 Fannie Mae Pool 3 .000 04/01/45 1,488,424
2,015,419 Fannie Mae Pool 3 .500 05/01/45 1,894,725
2,497,844 Fannie Mae Pool 3 .500 07/01/45 2,348,270
2,441,970 Fannie Mae Pool 4 .000 07/01/45 2,349,301
8,175,449 Fannie Mae Pool 3 .500 09/01/45 7,716,822
3,781,178 Fannie Mae Pool 3 .000 11/01/45 3,437,520
1,572,030 Fannie Mae Pool 3 .500 11/01/45 1,477,226
4,970,935 Fannie Mae Pool 4 .000 11/01/45 4,782,802
1,294,510 Fannie Mae Pool 3 .500 12/01/45 1,213,769
4,220,001 Fannie Mae Pool 3 .500 12/01/45 3,965,510
2,193,195 Fannie Mae Pool 3 .500 12/01/45 2,059,124
6,160,531 Fannie Mae Pool 3 .500 01/01/46 5,778,833
1,210,245 Fannie Mae Pool 3 .500 02/01/46 1,135,272
3,329,782 Fannie Mae Pool 3 .500 04/01/46 3,123,373
1,941,646 Fannie Mae Pool 4 .500 05/01/46 1,926,348
1,722,533 Fannie Mae Pool 3 .000 06/01/46 1,557,736
2,611,061 Fannie Mae Pool 3 .500 07/01/46 2,441,751

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,486,716 Fannie Mae Pool 3 .500% 08/01/46 $ 4,237,794
2,703,445 Fannie Mae Pool 4 .000 08/01/46 2,599,168
2,698,317 Fannie Mae Pool 3 .000 09/01/46 2,438,489
3,340,397 Fannie Mae Pool 3 .000 10/01/46 3,016,108
12,176,662 Fannie Mae Pool 3 .000 11/01/46 11,004,144
1,492,069 Fannie Mae Pool 3 .500 12/01/46 1,394,546
20,577,279 Fannie Mae Pool 3 .000 01/01/47 18,595,843
2,626,390 Fannie Mae Pool 3 .000 02/01/47 2,373,465
1,691,666 Fannie Mae Pool 4 .000 02/01/47 1,626,405
3,706,258 Fannie Mae Pool 3 .000 03/01/47 3,349,331
2,185,175 Fannie Mae Pool 3 .500 03/01/47 2,041,887
492,242 Fannie Mae Pool 4 .000 03/01/47 473,252
391,943 Fannie Mae Pool 4 .500 03/01/47 385,932
3,230,061 Fannie Mae Pool 3 .000 04/01/47 2,936,548
5,089,257 Fannie Mae Pool 3 .000 04/01/47 4,587,349
2,923,069 Fannie Mae Pool 3 .500 04/01/47 2,731,394
1,473,012 Fannie Mae Pool 3 .500 05/01/47 1,376,423
2,892,786 Fannie Mae Pool 3 .500 07/01/47 2,729,512
11,134,820 Fannie Mae Pool 4 .000 07/01/47 10,608,849
2,661,806 Fannie Mae Pool 3 .500 10/01/47 2,482,301
14,899,275 Fannie Mae Pool 3 .500 11/01/47 13,894,524
1,145,612 Fannie Mae Pool 4 .500 11/01/47 1,127,199
1,498,690 Fannie Mae Pool 3 .500 01/01/48 1,395,919
5,361,057 Fannie Mae Pool 4 .000 01/01/48 5,152,277
852,159 Fannie Mae Pool 3 .000 02/01/48 766,144
1,223,829 Fannie Mae Pool 3 .500 02/01/48 1,138,016
8,449,674 Fannie Mae Pool 3 .500 04/01/48 7,845,858
1,697,895 Fannie Mae Pool 4 .000 04/01/48 1,631,509
145,807 Fannie Mae Pool 4 .500 04/01/48 143,967
2,591,631 Fannie Mae Pool 3 .500 06/01/48 2,402,941
4,369,490 Fannie Mae Pool 4 .000 07/01/48 4,198,412
2,811,089 Fannie Mae Pool 4 .500 07/01/48 2,776,191
1,591,455 Fannie Mae Pool 4 .000 08/01/48 1,527,644
1,169,606 Fannie Mae Pool 4 .000 10/01/48 1,123,206
1,562,009 Fannie Mae Pool 4 .500 10/01/48 1,539,152
13,777,284 Fannie Mae Pool 3 .000 11/01/48 12,451,164
3,276,513 Fannie Mae Pool 4 .000 11/01/48 3,146,023
1,082,663 Fannie Mae Pool 4 .500 11/01/48 1,067,882
1,200,374 Fannie Mae Pool 4 .000 12/01/48 1,149,967
988,950 Fannie Mae Pool 4 .500 01/01/49 972,995
2,642,332 Fannie Mae Pool 4 .500 02/01/49 2,603,086
3,519,872 Fannie Mae Pool 4 .000 04/01/49 3,376,474
3,074,594 Fannie Mae Pool 5 .000 04/01/49 3,118,255
3,886,070 Fannie Mae Pool 3 .500 07/01/49 3,592,809
14,202,167 Fannie Mae Pool 3 .500 08/01/49 13,169,477
2,232,367 Fannie Mae Pool 4 .000 08/01/49 2,138,656
8,711,005 Fannie Mae Pool 3 .000 09/01/49 7,746,708
4,888,520 Fannie Mae Pool 3 .000 12/01/49 4,346,077
10,760,125 Fannie Mae Pool 3 .000 12/01/49 9,702,201
9,527,149 Fannie Mae Pool 3 .000 12/01/49 8,470,523
11,913,552 Fannie Mae Pool 2 .500 01/01/50 10,154,950
18,489,164 Fannie Mae Pool 3 .000 02/01/50 16,540,071
8,710,090 Fannie Mae Pool 3 .500 02/01/50 8,022,026
12,147,316 Fannie Mae Pool 3 .000 03/01/50 10,771,047
11,139,161 Fannie Mae Pool 2 .500 04/01/50 9,472,471
17,285,988 Fannie Mae Pool 3 .000 05/01/50 15,364,082
9,599,300 Fannie Mae Pool 3 .000 06/01/50 8,532,031
6,929,009 Fannie Mae Pool 4 .000 06/01/50 6,618,805
16,010,112 Fannie Mae Pool 2 .500 07/01/50 13,648,176
4,074,306 Fannie Mae Pool 3 .000 08/01/50 3,617,518
8,698,836 Fannie Mae Pool 4 .000 08/01/50 8,294,559
31,117,415 Fannie Mae Pool 2 .500 09/01/50 26,458,088

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 149,912,394 Fannie Mae Pool 2 .500% 10/01/50 $ 126,968,489
17,871,665 Fannie Mae Pool 1 .500 11/01/50 13,747,373
102,692,558 Fannie Mae Pool 2 .000 11/01/50 83,611,952
12,401,928 Fannie Mae Pool 2 .500 11/01/50 10,518,876
50,682,762 Fannie Mae Pool 1 .500 12/01/50 38,953,174
67,374,740 Fannie Mae Pool 2 .000 12/01/50 54,842,212
8,045,132 Fannie Mae Pool 2 .500 12/01/50 6,825,977
69,740,198 Fannie Mae Pool 2 .000 01/01/51 56,738,594
7,429,894 Fannie Mae Pool 1 .500 02/01/51 5,710,470
6,670,079 Fannie Mae Pool 2 .000 02/01/51 5,415,483
81,929,601 Fannie Mae Pool 2 .500 02/01/51 69,531,407
34,065,769 Fannie Mae Pool 1 .500 03/01/51 26,190,342
70,392,549 Fannie Mae Pool 2 .000 03/01/51 57,196,062
19,439,044 Fannie Mae Pool 1 .500 04/01/51 14,935,928
39,401,791 Fannie Mae Pool 2 .000 04/01/51 31,905,238
28,757,041 Fannie Mae Pool 2 .500 04/01/51 24,406,180
107,962,547 Fannie Mae Pool 2 .000 05/01/51 87,688,967
2,770,452 Fannie Mae Pool 3 .500 05/01/51 2,532,700
9,457,528 Fannie Mae Pool 1 .500 06/01/51 7,266,662
71,169,848 Fannie Mae Pool 2 .000 06/01/51 57,606,596
41,280,661 Fannie Mae Pool 2 .500 06/01/51 35,061,218
45,425,517 Fannie Mae Pool 2 .000 07/01/51 36,885,493
132,400,164 Fannie Mae Pool 2 .000 08/01/51 107,480,844
82,625,176 Fannie Mae Pool 2 .500 08/01/51 70,084,730
62,663,284 Fannie Mae Pool 2 .000 09/01/51 50,694,307
35,903,894 Fannie Mae Pool 2 .500 09/01/51 30,472,044
10,869,773 Fannie Mae Pool 2 .500 10/01/51 9,206,874
10,144,875 Fannie Mae Pool 1 .500 11/01/51 7,794,783
70,372,397 Fannie Mae Pool 2 .000 11/01/51 57,049,226
42,573,075 Fannie Mae Pool 2 .500 11/01/51 36,038,672
71,481,458 Fannie Mae Pool 2 .000 12/01/51 57,947,807
32,772,073 Fannie Mae Pool 2 .500 12/01/51 27,786,829
64,368,147 Fannie Mae Pool 2 .000 01/01/52 52,074,557
36,060,807 Fannie Mae Pool 2 .500 01/01/52 30,496,004
25,938,745 Fannie Mae Pool 3 .000 01/01/52 22,823,721
13,117,671 Fannie Mae Pool 3 .500 02/01/52 12,074,505
44,516,116 Fannie Mae Pool 2 .000 03/01/52 36,072,451
37,623,631 Fannie Mae Pool 2 .500 03/01/52 31,865,078
2,744,992 Fannie Mae Pool 3 .500 03/01/52 2,517,325
12,570,370 Fannie Mae Pool 2 .000 04/01/52 10,176,102
25,335,329 Fannie Mae Pool 2 .500 04/01/52 21,414,433
9,200,729 Fannie Mae Pool 3 .000 04/01/52 8,105,273
7,538,061 Fannie Mae Pool 3 .500 04/01/52 6,899,268
41,731,511 Fannie Mae Pool 2 .500 05/01/52 35,331,153
28,264,036 Fannie Mae Pool 3 .000 05/01/52 24,882,073
6,282,802 Fannie Mae Pool 3 .500 05/01/52 5,750,388
28,375,427 Fannie Mae Pool 4 .000 05/01/52 26,813,789
8,379,840 Fannie Mae Pool 2 .500 06/01/52 7,094,722
5,129,903 Fannie Mae Pool 3 .000 06/01/52 4,511,181
6,856,218 Fannie Mae Pool 3 .500 06/01/52 6,275,223
11,842,659 Fannie Mae Pool 4 .000 06/01/52 11,217,773
19,399,229 Fannie Mae Pool 4 .500 06/01/52 18,907,753
4,352,650 Fannie Mae Pool 3 .000 07/01/52 3,831,065
4,788,057 Fannie Mae Pool 3 .500 07/01/52 4,382,314
8,063,429 Fannie Mae Pool 4 .000 07/01/52 7,620,887
7,853,507 Fannie Mae Pool 4 .500 07/01/52 7,654,536
18,657,183 Fannie Mae Pool 5 .000 07/01/52 18,594,963
11,527,383 Fannie Mae Pool 2 .500 08/01/52 9,742,176
4,400,698 Fannie Mae Pool 3 .000 08/01/52 3,872,557
7,454,799 Fannie Mae Pool 3 .500 08/01/52 6,822,696
23,265,918 Fannie Mae Pool 4 .000 08/01/52 21,989,025
19,740,467 Fannie Mae Pool 4 .500 08/01/52 19,238,292

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,688,077 Fannie Mae Pool 5 .000% 08/01/52 $ 3,675,778
9,860,106 Fannie Mae Pool 3 .500 09/01/52 9,022,976
4,324,533 Fannie Mae Pool 4 .000 09/01/52 4,090,512
24,844,623 Fannie Mae Pool 4 .500 09/01/52 24,212,603
14,455,466 Fannie Mae Pool 5 .000 09/01/52 14,407,258
3,995,468 Fannie Mae Pool 3 .000 10/01/52 3,518,483
7,411,009 Fannie Mae Pool 4 .000 10/01/52 7,004,923
31,812,809 Fannie Mae Pool 4 .500 10/01/52 31,023,233
11,878,614 Fannie Mae Pool 5 .000 10/01/52 11,837,776
11,988,711 Fannie Mae Pool 5 .500 10/01/52 12,136,159
9,502,385 Fannie Mae Pool 3 .000 11/01/52 8,354,117
6,023,553 Fannie Mae Pool 4 .000 11/01/52 5,697,598
12,107,404 Fannie Mae Pool 4 .500 11/01/52 11,795,663
14,734,519 Fannie Mae Pool 5 .000 11/01/52 14,710,442
7,610,901 Fannie Mae Pool 5 .500 11/01/52 7,729,586
6,982,670 Fannie Mae Pool 6 .000 11/01/52 7,170,935
10,223,591 Fannie Mae Pool 4 .000 12/01/52 9,660,781
12,298,028 Fannie Mae Pool 5 .500 12/01/52 12,472,396
12,590,274 Fannie Mae Pool 5 .500 01/01/53 12,754,529
16,016,227 Fannie Mae Pool 6 .000 01/01/53 16,410,919
3,849,576 Fannie Mae Pool 6 .500 01/01/53 3,983,157
13,153,757 Fannie Mae Pool 5 .000 02/01/53 13,107,178
11,038,408 Fannie Mae Pool 5 .500 02/01/53 11,180,101
7,075,831 Fannie Mae Pool 6 .000 02/01/53 7,250,171
461,902 Fannie Mae Pool 7 .000 02/01/53 483,866
1,911,632 Fannie Mae Pool 3 .500 03/01/53 1,748,225
1,872,690 Fannie Mae Pool 4 .000 03/01/53 1,767,879
2,642,649 Fannie Mae Pool 4 .500 03/01/53 2,574,056
2,568,691 Fannie Mae Pool 5 .000 03/01/53 2,558,833
5,348,713 Fannie Mae Pool 6 .000 03/01/53 5,489,546
2,281,113 Fannie Mae Pool 6 .500 03/01/53 2,364,939
1,957,268 Fannie Mae Pool 3 .500 04/01/53 1,788,871
4,414,970 Fannie Mae Pool 5 .000 04/01/53 4,398,881
6,145,708 Fannie Mae Pool 5 .500 04/01/53 6,223,332
2,775,122 Fannie Mae Pool 6 .000 04/01/53 2,850,707
1,211,131 Fannie Mae Pool 6 .500 04/01/53 1,254,767
32,723,168 Fannie Mae Pool 4 .000 05/01/53 30,888,293
9,502,541 Fannie Mae Pool 5 .000 05/01/53 9,465,462
15,523,909 Fannie Mae Pool 5 .500 05/01/53 15,716,392
8,985,193 Fannie Mae Pool 4 .500 06/01/53 8,733,009
11,739,483 Fannie Mae Pool 5 .000 06/01/53 11,693,675
6,594,514 Fannie Mae Pool 5 .500 06/01/53 6,673,021
17,502,014 Fannie Mae Pool 5 .000 07/01/53 17,408,424
32,027,355 Fannie Mae Pool 5 .500 07/01/53 32,342,841
23,540,768 Fannie Mae Pool 6 .000 07/01/53 24,118,505
5,699,657 Fannie Mae Pool 6 .500 07/01/53 5,907,670
24,997,663 Fannie Mae Pool 5 .000 08/01/53 24,887,236
35,801,263 Fannie Mae Pool 5 .500 08/01/53 36,153,925
2,431,746 Fannie Mae Pool 6 .000 08/01/53 2,490,714
3,879,437 Fannie Mae Pool 6 .500 08/01/53 4,009,882
14,028,717 Fannie Mae Pool 5 .500 09/01/53 14,189,665
17,326,480 Fannie Mae Pool 5 .500 10/01/53 17,522,424
16,841,194 Fannie Mae Pool 6 .000 10/01/53 17,247,505
6,298,518 Fannie Mae Pool 6 .500 10/01/53 6,514,235
4,698,066 Fannie Mae Pool 5 .000 11/01/53 4,672,469
5,714,111 Fannie Mae Pool 7 .000 11/01/53 5,975,390
48,162,521 Fannie Mae Pool 6 .000 12/01/53 49,322,364
20,276,490 Fannie Mae Pool 6 .500 12/01/53 20,964,615
8,084,654 Fannie Mae Pool 7 .000 12/01/53 8,454,337
12,178,986 Fannie Mae Pool 6 .500 01/01/54 12,592,329
4,648,948 Fannie Mae Pool 7 .000 01/01/54 4,861,530
6,256,226 Fannie Mae Pool 5 .500 02/01/54 6,320,756

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 6,898,877 Fannie Mae Pool 6 .000% 02/01/54 $ 7,064,459
19,034,282 Fannie Mae Pool 6 .500 02/01/54 19,680,480
8,890,588 Fannie Mae Pool 5 .500 03/01/54 8,978,172
7,590,808 Fannie Mae Pool 6 .000 03/01/54 7,771,938
3,139,187 Fannie Mae Pool 6 .500 03/01/54 3,244,854
4,651,023 Fannie Mae Pool 7 .000 03/01/54 4,863,749
4,978,464 Fannie Mae Pool 4 .500 04/01/54 4,830,214
13,440,150 Fannie Mae Pool 6 .500 04/01/54 13,893,045
14,718,794 Fannie Mae Pool 5 .500 05/01/54 14,863,038
4,813,304 Fannie Mae Pool 5 .000 06/01/54 4,780,375
18,702,165 Fannie Mae Pool 5 .500 06/01/54 18,884,484
30,314,684 Fannie Mae Pool 6 .000 06/01/54 30,987,420
6,867,402 Fannie Mae Pool 6 .500 06/01/54 7,105,322
7,571,799 Fannie Mae Pool 5 .000 07/01/54 7,519,609
14,157,217 Fannie Mae Pool 5 .500 07/01/54 14,288,903
22,066,861 Fannie Mae Pool 6 .000 07/01/54 22,559,101
7,911,724 Fannie Mae Pool 6 .500 07/01/54 8,178,089
4,124,550 Fannie Mae Pool 7 .000 07/01/54 4,320,067
18,927,875 Fannie Mae Pool 5 .500 08/01/54 19,103,861
32,127,456 Fannie Mae Pool 6 .000 08/01/54 32,844,469
24,578,238 Fannie Mae Pool 6 .500 08/01/54 25,406,659
31,846,577 Fannie Mae Pool 5 .500 09/01/54 32,141,041
41,186,892 Fannie Mae Pool 6 .000 09/01/54 42,091,798
6,590,515 Fannie Mae Pool 5 .000 10/01/54 6,539,339
20,764,717 Fannie Mae Pool 5 .500 10/01/54 20,951,458
10,337,160 Fannie Mae Pool 6 .000 10/01/54 10,571,406
18,294,658 Fannie Mae Pool 4 .500 11/01/54 17,749,833
34,133,958 Fannie Mae Pool 5 .000 11/01/54 33,868,908
15,683,592 Fannie Mae Pool 4 .500 12/01/54 15,216,521
26,552,497 Fannie Mae Pool 5 .500 12/01/54 26,782,650
33,687,728 Fannie Mae Pool 5 .000 01/01/55 33,426,142
5,872,617 Fannie Mae Pool 6 .500 03/01/55 6,070,847
10,119,700 Fannie Mae Pool 5 .000 06/01/55 10,041,121
19,615,031 Fannie Mae Pool 5 .500 06/01/55 19,784,047
23,888,264 Fannie Mae Pool 6 .000 06/01/55 24,413,149
1,281,187 Fannie Mae Pool 3 .500 07/01/55 1,197,709
19,579,620 Fannie Mae Pool 5 .500 07/01/55 19,748,333
19,093,233 Fannie Mae Pool 6 .000 07/01/55 19,512,768
9,299,119 Fannie Mae Pool 6 .500 07/01/55 9,613,018
4,521,841 Fannie Mae Pool 7 .000 07/01/55 4,729,172
28,993,883 Fannie Mae Pool 6 .000 08/01/55 29,630,970
29,187,427 Fannie Mae Pool 6 .000 09/01/55 29,828,776
9,498,483 Fannie Mae Pool 6 .500 09/01/55 9,825,619
1,921,255 Federal National Mortgage Association 3 .000 05/01/37 1,840,270
5,321,843 Federal National Mortgage Association (FNMA) 3 .500 05/01/48 4,937,955
391 Freddie Mac Gold Pool 3 .500 10/01/25 390
1,437 Freddie Mac Gold Pool 3 .500 11/01/25 1,433
865 Freddie Mac Gold Pool 3 .500 11/01/25 863
460 Freddie Mac Gold Pool 3 .500 12/01/25 459
558 Freddie Mac Gold Pool 3 .000 01/01/26 556
8,309 Freddie Mac Gold Pool 3 .500 01/01/26 8,286
842 Freddie Mac Gold Pool 4 .000 04/01/26 840
2,540 Freddie Mac Gold Pool 4 .000 05/01/26 2,533
526 Freddie Mac Gold Pool 5 .500 07/01/26 531
5,205 Freddie Mac Gold Pool 4 .000 08/01/26 5,183
133 Freddie Mac Gold Pool 6 .000 08/01/26 136
3,763 Freddie Mac Gold Pool 3 .000 09/01/26 3,740
17,169 Freddie Mac Gold Pool 3 .000 10/01/26 17,051
24,812 Freddie Mac Gold Pool 3 .500 10/01/26 24,674
40 Freddie Mac Gold Pool 5 .000 10/01/26 40
149 Freddie Mac Gold Pool 5 .500 10/01/26 151
101,111 Freddie Mac Gold Pool 3 .000 02/01/27 100,317

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 97,052 Freddie Mac Gold Pool 2 .500% 05/01/27 $ 95,871
130,110 Freddie Mac Gold Pool 2 .500 11/01/27 128,248
5,367 Freddie Mac Gold Pool 6 .000 12/01/27 5,486
102,735 Freddie Mac Gold Pool 2 .500 01/01/28 101,215
289,743 Freddie Mac Gold Pool 2 .500 03/01/28 285,167
9,500 Freddie Mac Gold Pool 5 .000 03/01/28 9,571
171,796 Freddie Mac Gold Pool 2 .500 05/01/28 168,912
784 Freddie Mac Gold Pool 5 .500 05/01/28 794
490,871 Freddie Mac Gold Pool 2 .500 07/01/28 482,659
408,017 Freddie Mac Gold Pool 2 .500 07/01/28 401,167
121,038 Freddie Mac Gold Pool 3 .000 10/01/28 119,444
5,225 Freddie Mac Gold Pool 5 .500 01/01/29 5,275
867 Freddie Mac Gold Pool 4 .000 02/01/29 862
295,111 Freddie Mac Gold Pool 3 .500 03/01/29 292,618
77 Freddie Mac Gold Pool 6 .500 03/01/29 79
531,912 Freddie Mac Gold Pool 3 .000 07/01/29 523,882
2,395 Freddie Mac Gold Pool 5 .000 12/01/29 2,425
1,823,972 Freddie Mac Gold Pool 2 .500 05/01/30 1,771,749
4,107 Freddie Mac Gold Pool 4 .000 08/01/30 4,093
37,180 Freddie Mac Gold Pool 4 .500 01/01/31 37,229
78 Freddie Mac Gold Pool 8 .000 01/01/31 78
33,365 Freddie Mac Gold Pool 4 .000 03/01/31 33,253
4,844 Freddie Mac Gold Pool 4 .000 05/01/31 4,825
32,287 Freddie Mac Gold Pool 4 .500 05/01/31 32,488
19,140 Freddie Mac Gold Pool 4 .000 06/01/31 19,065
36,427 Freddie Mac Gold Pool 4 .000 08/01/31 36,304
43,729 Freddie Mac Gold Pool 4 .000 09/01/31 43,528
766 Freddie Mac Gold Pool 6 .500 09/01/31 797
2,172 Freddie Mac Gold Pool 8 .000 09/01/31 2,211
22,762 Freddie Mac Gold Pool 3 .500 11/01/31 22,393
3,519,515 Freddie Mac Gold Pool 2 .500 12/01/31 3,399,338
19,847 Freddie Mac Gold Pool 7 .000 12/01/31 20,741
3,550 Freddie Mac Gold Pool 6 .500 01/01/32 3,711
8,592 Freddie Mac Gold Pool 6 .000 02/01/32 8,852
398,477 Freddie Mac Gold Pool 3 .000 03/01/32 386,072
3,084 Freddie Mac Gold Pool 7 .000 04/01/32 3,233
4,717 Freddie Mac Gold Pool 6 .500 05/01/32 4,873
270,267 Freddie Mac Gold Pool 3 .500 09/01/32 265,428
1,738 Freddie Mac Gold Pool 5 .500 11/01/32 1,803
3,242,856 Freddie Mac Gold Pool 3 .000 01/01/33 3,157,114
2,861 Freddie Mac Gold Pool 6 .000 02/01/33 2,970
10,343 Freddie Mac Gold Pool 5 .000 03/01/33 10,495
3,595 Freddie Mac Gold Pool 6 .000 03/01/33 3,675
3,598 Freddie Mac Gold Pool 6 .000 03/01/33 3,688
10,536 Freddie Mac Gold Pool 5 .000 04/01/33 10,538
1,296 Freddie Mac Gold Pool 6 .000 04/01/33 1,338
64,161 Freddie Mac Gold Pool 5 .000 06/01/33 65,115
27,219 Freddie Mac Gold Pool 5 .500 06/01/33 27,955
12,880,333 Freddie Mac Gold Pool 2 .500 07/01/33 12,415,722
596,604 Freddie Mac Gold Pool 3 .500 07/01/33 584,419
11,232 Freddie Mac Gold Pool 4 .500 07/01/33 11,243
962,782 Freddie Mac Gold Pool 4 .000 08/01/33 957,325
1,215 Freddie Mac Gold Pool 5 .000 08/01/33 1,223
4,368 Freddie Mac Gold Pool 6 .500 08/01/33 4,591
35,542 Freddie Mac Gold Pool 5 .000 09/01/33 36,071
4,634 Freddie Mac Gold Pool 5 .500 09/01/33 4,678
30,713 Freddie Mac Gold Pool 5 .500 09/01/33 31,042
7,294 Freddie Mac Gold Pool 5 .500 09/01/33 7,363
16,555 Freddie Mac Gold Pool 5 .500 09/01/33 16,712
8,743 Freddie Mac Gold Pool 4 .000 10/01/33 8,595
1,789 Freddie Mac Gold Pool 5 .000 10/01/33 1,810
24,173 Freddie Mac Gold Pool 5 .500 10/01/33 25,022

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,718,981 Freddie Mac Gold Pool 3 .500% 11/01/33 $ 1,695,326
19,102 Freddie Mac Gold Pool 5 .500 12/01/33 19,565
6,295 Freddie Mac Gold Pool 5 .500 12/01/33 6,458
76,204 Freddie Mac Gold Pool 7 .000 12/01/33 79,637
55,719 Freddie Mac Gold Pool 5 .000 01/01/34 56,550
337,460 Freddie Mac Gold Pool 3 .000 02/01/34 328,319
1,360 Freddie Mac Gold Pool 5 .500 02/01/34 1,395
7,743 Freddie Mac Gold Pool 5 .000 03/01/34 7,859
8,614 Freddie Mac Gold Pool 5 .500 03/01/34 8,837
35,511 Freddie Mac Gold Pool 5 .000 05/01/34 36,362
9,854 Freddie Mac Gold Pool 4 .500 06/01/34 9,850
15,157 Freddie Mac Gold Pool 5 .000 06/01/34 15,196
8,169 Freddie Mac Gold Pool 5 .500 06/01/34 8,469
3,023 Freddie Mac Gold Pool 6 .000 06/01/34 3,133
13,115 Freddie Mac Gold Pool 6 .000 09/01/34 13,649
1,019,034 Freddie Mac Gold Pool 3 .500 10/01/34 991,849
2,108 Freddie Mac Gold Pool 5 .000 11/01/34 2,139
61,562 Freddie Mac Gold Pool 5 .500 11/01/34 63,930
51,181 Freddie Mac Gold Pool 5 .000 12/01/34 52,443
14,634 Freddie Mac Gold Pool 5 .500 12/01/34 14,920
2,817 Freddie Mac Gold Pool 5 .500 12/01/34 2,917
1,117 Freddie Mac Gold Pool 5 .500 01/01/35 1,161
545 Freddie Mac Gold Pool 5 .500 01/01/35 566
16,044 Freddie Mac Gold Pool 5 .500 01/01/35 16,706
27,308 Freddie Mac Gold Pool 4 .500 04/01/35 27,547
3,134 Freddie Mac Gold Pool 6 .000 05/01/35 3,306
14,149 Freddie Mac Gold Pool 6 .000 05/01/35 14,562
13,265 Freddie Mac Gold Pool 7 .000 05/01/35 13,863
5,558 Freddie Mac Gold Pool 5 .500 06/01/35 5,771
3,854 Freddie Mac Gold Pool 5 .500 06/01/35 4,005
3,076 Freddie Mac Gold Pool 5 .000 07/01/35 3,150
104,597 Freddie Mac Gold Pool 5 .000 07/01/35 107,108
118,943 Freddie Mac Gold Pool 5 .000 08/01/35 121,848
10,678 Freddie Mac Gold Pool 5 .500 08/01/35 11,090
1,874 Freddie Mac Gold Pool 4 .500 09/01/35 1,890
23,698 Freddie Mac Gold Pool 5 .000 10/01/35 24,291
10,539 Freddie Mac Gold Pool 5 .000 10/01/35 10,803
5,322 Freddie Mac Gold Pool 5 .000 10/01/35 5,372
71,424 Freddie Mac Gold Pool 5 .500 10/01/35 73,986
23,219 Freddie Mac Gold Pool 5 .000 12/01/35 23,829
2,288 Freddie Mac Gold Pool 5 .000 12/01/35 2,347
11,229 Freddie Mac Gold Pool 6 .000 01/01/36 11,810
4,593 Freddie Mac Gold Pool 5 .000 02/01/36 4,709
1,686 Freddie Mac Gold Pool 5 .000 02/01/36 1,728
1,741 Freddie Mac Gold Pool 6 .000 02/01/36 1,836
18,491 Freddie Mac Gold Pool 5 .500 04/01/36 19,203
4,223 Freddie Mac Gold Pool 5 .500 05/01/36 4,382
81,513 Freddie Mac Gold Pool 6 .000 06/01/36 85,976
23,167 Freddie Mac Gold Pool 5 .000 07/01/36 23,766
18,123 Freddie Mac Gold Pool 6 .000 07/01/36 18,996
3,286 Freddie Mac Gold Pool 6 .000 08/01/36 3,467
4,645 Freddie Mac Gold Pool 6 .000 09/01/36 4,844
77,324 Freddie Mac Gold Pool 5 .500 10/01/36 80,548
34,545 Freddie Mac Gold Pool 5 .500 10/01/36 35,986
7,177 Freddie Mac Gold Pool 6 .500 10/01/36 7,527
3,612 Freddie Mac Gold Pool 5 .500 11/01/36 3,763
8,958 Freddie Mac Gold Pool 6 .000 11/01/36 9,448
40,724 Freddie Mac Gold Pool 6 .000 12/01/36 42,956
68,605 Freddie Mac Gold Pool 5 .500 03/01/37 71,468
26,206 Freddie Mac Gold Pool 6 .000 03/01/37 27,641
4,210 Freddie Mac Gold Pool 6 .500 03/01/37 4,420
25,081 Freddie Mac Gold Pool 5 .500 04/01/37 26,127

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,070 Freddie Mac Gold Pool 5 .000% 05/01/37 $ 3,100
2,943 Freddie Mac Gold Pool 5 .000 06/01/37 3,020
10,390 Freddie Mac Gold Pool 5 .500 06/01/37 10,824
2,734,665 Freddie Mac Gold Pool 3 .000 07/01/37 2,586,923
51,782 Freddie Mac Gold Pool 6 .000 07/01/37 54,631
28,283 Freddie Mac Gold Pool 6 .000 08/01/37 29,749
9,275 Freddie Mac Gold Pool 6 .000 09/01/37 9,786
61,631 Freddie Mac Gold Pool 5 .500 10/01/37 63,865
2,057 Freddie Mac Gold Pool 6 .000 11/01/37 2,170
17,183 Freddie Mac Gold Pool 6 .500 11/01/37 18,175
8,290 Freddie Mac Gold Pool 6 .000 01/01/38 8,718
3,916 Freddie Mac Gold Pool 6 .000 02/01/38 4,129
29,683 Freddie Mac Gold Pool 6 .000 02/01/38 31,310
41,906 Freddie Mac Gold Pool 5 .000 03/01/38 43,018
130,225 Freddie Mac Gold Pool 5 .000 03/01/38 133,676
5,406 Freddie Mac Gold Pool 5 .000 04/01/38 5,528
53,651 Freddie Mac Gold Pool 5 .000 04/01/38 55,074
62,851 Freddie Mac Gold Pool 5 .500 04/01/38 65,273
13,955 Freddie Mac Gold Pool 5 .500 05/01/38 14,481
1,636 Freddie Mac Gold Pool 5 .500 06/01/38 1,699
3,360 Freddie Mac Gold Pool 6 .000 07/01/38 3,493
7,392 Freddie Mac Gold Pool 5 .500 08/01/38 7,700
51,346 Freddie Mac Gold Pool 5 .500 08/01/38 53,489
6,722 Freddie Mac Gold Pool 5 .000 09/01/38 6,901
89,403 Freddie Mac Gold Pool 5 .500 09/01/38 92,733
37,093 Freddie Mac Gold Pool 5 .500 09/01/38 38,360
2,024 Freddie Mac Gold Pool 5 .500 10/01/38 2,099
35,261 Freddie Mac Gold Pool 6 .000 11/01/38 37,166
250,684 Freddie Mac Gold Pool 5 .500 01/01/39 260,330
159,325 Freddie Mac Gold Pool 4 .500 02/01/39 160,686
90,190 Freddie Mac Gold Pool 5 .000 02/01/39 92,583
7,058 Freddie Mac Gold Pool 5 .500 02/01/39 7,318
334 Freddie Mac Gold Pool 4 .500 03/01/39 337
37,939 Freddie Mac Gold Pool 5 .000 03/01/39 38,919
5,131 Freddie Mac Gold Pool 6 .000 03/01/39 5,411
5,061 Freddie Mac Gold Pool 4 .500 04/01/39 5,093
273,282 Freddie Mac Gold Pool 4 .500 04/01/39 275,027
56,481 Freddie Mac Gold Pool 4 .000 05/01/39 55,662
1,466 Freddie Mac Gold Pool 4 .500 05/01/39 1,477
38,229 Freddie Mac Gold Pool 4 .500 05/01/39 38,508
872,975 Freddie Mac Gold Pool 4 .500 05/01/39 880,970
37,476 Freddie Mac Gold Pool 4 .500 05/01/39 37,399
33,146 Freddie Mac Gold Pool 5 .000 05/01/39 34,024
74,623 Freddie Mac Gold Pool 4 .000 06/01/39 73,465
372,968 Freddie Mac Gold Pool 4 .500 06/01/39 375,924
12,384 Freddie Mac Gold Pool 4 .500 06/01/39 12,474
5,533 Freddie Mac Gold Pool 5 .000 06/01/39 5,678
2,302 Freddie Mac Gold Pool 5 .500 06/01/39 2,387
115,681 Freddie Mac Gold Pool 4 .000 07/01/39 113,909
47,516 Freddie Mac Gold Pool 4 .500 07/01/39 47,848
9,700 Freddie Mac Gold Pool 4 .500 07/01/39 9,704
3,658 Freddie Mac Gold Pool 4 .500 07/01/39 3,683
32,740 Freddie Mac Gold Pool 5 .000 07/01/39 33,572
57,731 Freddie Mac Gold Pool 5 .500 07/01/39 59,956
4,116 Freddie Mac Gold Pool 4 .500 08/01/39 4,143
9,694 Freddie Mac Gold Pool 5 .000 08/01/39 9,940
100,604 Freddie Mac Gold Pool 4 .000 09/01/39 99,063
252,680 Freddie Mac Gold Pool 5 .000 09/01/39 259,384
99,450 Freddie Mac Gold Pool 5 .000 09/01/39 102,008
1,166 Freddie Mac Gold Pool 5 .500 09/01/39 1,206
97,819 Freddie Mac Gold Pool 6 .500 09/01/39 101,761
30,630 Freddie Mac Gold Pool 4 .500 10/01/39 30,769

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 15,949 Freddie Mac Gold Pool 4 .500% 10/01/39 $ 16,080
30,936 Freddie Mac Gold Pool 4 .500 10/01/39 31,152
13,507 Freddie Mac Gold Pool 5 .000 10/01/39 13,849
6,334 Freddie Mac Gold Pool 4 .000 11/01/39 6,235
21,101 Freddie Mac Gold Pool 4 .500 11/01/39 21,236
8,541 Freddie Mac Gold Pool 5 .000 11/01/39 8,757
27,559 Freddie Mac Gold Pool 4 .500 12/01/39 27,601
36,939 Freddie Mac Gold Pool 4 .500 12/01/39 37,118
14,763 Freddie Mac Gold Pool 4 .500 12/01/39 14,862
54,888 Freddie Mac Gold Pool 4 .500 12/01/39 55,032
36,609 Freddie Mac Gold Pool 5 .500 12/01/39 37,973
50,765 Freddie Mac Gold Pool 4 .500 01/01/40 51,074
4,448 Freddie Mac Gold Pool 5 .000 01/01/40 4,561
5,848 Freddie Mac Gold Pool 5 .500 01/01/40 6,063
16,587 Freddie Mac Gold Pool 5 .500 03/01/40 17,211
154,023 Freddie Mac Gold Pool 4 .000 04/01/40 151,632
9,459 Freddie Mac Gold Pool 4 .500 04/01/40 9,501
29,617 Freddie Mac Gold Pool 4 .500 04/01/40 29,733
23,168 Freddie Mac Gold Pool 5 .000 04/01/40 23,754
52,775 Freddie Mac Gold Pool 5 .000 04/01/40 54,111
186,285 Freddie Mac Gold Pool 6 .000 04/01/40 195,905
553,018 Freddie Mac Gold Pool 4 .500 05/01/40 555,527
185,891 Freddie Mac Gold Pool 5 .000 05/01/40 190,597
1,577 Freddie Mac Gold Pool 4 .500 06/01/40 1,584
184,339 Freddie Mac Gold Pool 5 .500 06/01/40 191,132
287,471 Freddie Mac Gold Pool 4 .500 07/01/40 288,686
4,988 Freddie Mac Gold Pool 4 .500 08/01/40 5,001
48,645 Freddie Mac Gold Pool 5 .000 08/01/40 49,877
125,306 Freddie Mac Gold Pool 5 .000 08/01/40 128,480
12,378 Freddie Mac Gold Pool 5 .000 08/01/40 12,692
798,930 Freddie Mac Gold Pool 5 .500 08/01/40 828,693
66,916 Freddie Mac Gold Pool 4 .000 09/01/40 65,491
891,060 Freddie Mac Gold Pool 4 .000 11/01/40 872,088
596,318 Freddie Mac Gold Pool 4 .000 12/01/40 581,901
85,296 Freddie Mac Gold Pool 3 .500 01/01/41 81,346
133,143 Freddie Mac Gold Pool 3 .500 01/01/41 127,226
79,981 Freddie Mac Gold Pool 4 .000 01/01/41 78,063
78,594 Freddie Mac Gold Pool 3 .500 02/01/41 74,939
293,539 Freddie Mac Gold Pool 4 .000 02/01/41 286,321
94,561 Freddie Mac Gold Pool 4 .000 02/01/41 92,373
544,207 Freddie Mac Gold Pool 4 .000 04/01/41 531,948
98,156 Freddie Mac Gold Pool 4 .500 04/01/41 98,339
20,056 Freddie Mac Gold Pool 5 .000 04/01/41 20,564
88,365 Freddie Mac Gold Pool 4 .500 05/01/41 88,503
114,994 Freddie Mac Gold Pool 4 .500 06/01/41 115,196
232,035 Freddie Mac Gold Pool 3 .500 10/01/41 221,531
242,735 Freddie Mac Gold Pool 5 .000 10/01/41 248,885
337,738 Freddie Mac Gold Pool 3 .500 11/01/41 321,052
139,529 Freddie Mac Gold Pool 4 .500 12/01/41 139,746
1,157,265 Freddie Mac Gold Pool 3 .500 01/01/42 1,101,522
340,968 Freddie Mac Gold Pool 3 .500 02/01/42 324,544
378,603 Freddie Mac Gold Pool 3 .500 04/01/42 360,679
889,391 Freddie Mac Gold Pool 4 .000 05/01/42 866,236
3,202,741 Freddie Mac Gold Pool 4 .500 05/01/42 3,208,707
640,792 Freddie Mac Gold Pool 3 .500 07/01/42 609,529
148,143 Freddie Mac Gold Pool 3 .000 08/01/42 136,511
1,082,886 Freddie Mac Gold Pool 3 .000 10/01/42 997,288
758,208 Freddie Mac Gold Pool 3 .000 10/01/42 698,516
320,058 Freddie Mac Gold Pool 3 .500 12/01/42 302,328
1,169,431 Freddie Mac Gold Pool 2 .500 01/01/43 1,056,974
2,224,144 Freddie Mac Gold Pool 3 .000 01/01/43 2,047,875
3,271,414 Freddie Mac Gold Pool 3 .000 04/01/43 3,011,143

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,612,515 Freddie Mac Gold Pool 3 .000% 04/01/43 $ 7,928,222
940,976 Freddie Mac Gold Pool 3 .500 05/01/43 888,263
1,352,158 Freddie Mac Gold Pool 3 .000 08/01/43 1,244,015
972,690 Freddie Mac Gold Pool 3 .000 08/01/43 894,793
962,189 Freddie Mac Gold Pool 3 .500 08/01/43 908,289
342,780 Freddie Mac Gold Pool 4 .500 10/01/43 342,044
464,615 Freddie Mac Gold Pool 4 .000 11/01/43 451,266
837,367 Freddie Mac Gold Pool 3 .500 02/01/44 789,916
703,788 Freddie Mac Gold Pool 4 .000 02/01/44 682,262
5,547,794 Freddie Mac Gold Pool 4 .000 02/01/44 5,381,540
305,085 Freddie Mac Gold Pool 4 .000 04/01/44 295,564
382,319 Freddie Mac Gold Pool 4 .500 05/01/44 381,025
706,194 Freddie Mac Gold Pool 4 .000 06/01/44 681,205
1,097,678 Freddie Mac Gold Pool 4 .000 08/01/44 1,058,618
815,924 Freddie Mac Gold Pool 3 .500 09/01/44 768,335
1,168,950 Freddie Mac Gold Pool 3 .500 11/01/44 1,100,286
1,699,607 Freddie Mac Gold Pool 3 .500 12/01/44 1,599,763
916,738 Freddie Mac Gold Pool 3 .500 01/01/45 862,889
1,949,289 Freddie Mac Gold Pool 3 .000 02/01/45 1,782,662
2,345,588 Freddie Mac Gold Pool 3 .500 03/01/45 2,207,808
1,330,071 Freddie Mac Gold Pool 4 .000 03/01/45 1,282,806
953,611 Freddie Mac Gold Pool 3 .000 04/01/45 869,339
2,017,749 Freddie Mac Gold Pool 3 .500 04/01/45 1,899,215
4,975,894 Freddie Mac Gold Pool 3 .500 07/01/45 4,683,615
3,569,044 Freddie Mac Gold Pool 4 .500 07/01/45 3,547,363
10,732,476 Freddie Mac Gold Pool 3 .000 08/01/45 9,884,612
8,095,176 Freddie Mac Gold Pool 3 .500 10/01/45 7,619,656
1,513,247 Freddie Mac Gold Pool 4 .000 11/01/45 1,457,748
2,879,741 Freddie Mac Gold Pool 3 .500 12/01/45 2,705,795
6,864,974 Freddie Mac Gold Pool 3 .000 03/01/46 6,221,481
2,143,600 Freddie Mac Gold Pool 3 .500 03/01/46 2,012,369
1,108,281 Freddie Mac Gold Pool 4 .000 03/01/46 1,067,060
5,055,475 Freddie Mac Gold Pool 3 .000 04/01/46 4,579,502
4,901,420 Freddie Mac Gold Pool 3 .500 05/01/46 4,593,253
3,763,364 Freddie Mac Gold Pool 3 .500 08/01/46 3,547,852
7,571,193 Freddie Mac Gold Pool 3 .000 09/01/46 6,850,509
3,020,952 Freddie Mac Gold Pool 4 .000 09/01/46 2,907,964
2,759,361 Freddie Mac Gold Pool 3 .000 11/01/46 2,496,696
10,018,297 Freddie Mac Gold Pool 3 .000 11/01/46 9,030,670
3,422,230 Freddie Mac Gold Pool 3 .000 11/01/46 3,096,481
1,991,065 Freddie Mac Gold Pool 3 .000 12/01/46 1,801,533
2,487,577 Freddie Mac Gold Pool 3 .500 12/01/46 2,327,827
4,612,997 Freddie Mac Gold Pool 3 .000 02/01/47 4,173,845
1,478,603 Freddie Mac Gold Pool 3 .500 02/01/47 1,379,530
1,217,354 Freddie Mac Gold Pool 4 .000 02/01/47 1,171,815
1,940,497 Freddie Mac Gold Pool 3 .500 05/01/47 1,815,061
1,687,759 Freddie Mac Gold Pool 3 .000 08/01/47 1,527,065
2,192,694 Freddie Mac Gold Pool 3 .000 11/01/47 1,977,893
3,322,888 Freddie Mac Gold Pool 3 .000 12/01/47 2,994,146
10,296,061 Freddie Mac Gold Pool 3 .000 01/01/48 9,316,126
3,615,700 Freddie Mac Gold Pool 3 .000 02/01/48 3,248,018
2,539,465 Freddie Mac Gold Pool 3 .500 03/01/48 2,367,886
2,198,122 Freddie Mac Gold Pool 3 .500 05/01/48 2,037,637
1,685,777 Freddie Mac Gold Pool 4 .000 05/01/48 1,626,007
2,355,385 Freddie Mac Gold Pool 3 .500 07/01/48 2,184,998
2,467,831 Freddie Mac Gold Pool 4 .000 07/01/48 2,374,224
4,599,499 Freddie Mac Gold Pool 4 .000 08/01/48 4,423,841
859,922 Freddie Mac Gold Pool 4 .500 09/01/48 849,923
3,627,902 Freddie Mac Gold Pool 4 .000 10/01/48 3,487,661
2,089,546 Freddie Mac Gold Pool 4 .500 12/01/48 2,063,957
1,088,762 Freddie Mac Gold Pool 4 .500 02/01/49 1,074,983
2,999,163 Freddie Mac Gold Pool 3 .500 05/01/49 2,777,501

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,023 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .500% 04/01/35 $ 4,135
1,008 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.125%) 6 .625 10/01/35 1,031
9,639 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.255%) 6 .510 02/01/36 9,900
51 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.345%) 6 .191 07/01/36 51
3,221 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.595%) 6 .220 09/01/36 3,233
8,343 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.724%) 6 .332 09/01/36 8,496
7,170 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.245%) 6 .822 09/01/36 7,335
6,426 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .506 01/01/37 6,639
358 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .413 02/01/37 371
1,120 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.765%) 6 .679 02/01/37 1,146
37,076 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.850%) 6 .668 03/01/37 38,148
32,749 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .500 04/01/37 33,839
14,375 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.602%) 6 .596 04/01/37 14,649
2,549 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.085%) 7 .079 05/01/37 2,594
1,055 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 6 .375 06/01/37 1,072
11,416 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.248%) 6 .425 06/01/37 11,737
23,483 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.270%) 5 .874 08/01/37 23,540
1,239 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.520%) 6 .119 09/01/37 1,246
166 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.795%) 6 .545 09/01/37 170
17,088 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.055%) 7 .055 04/01/38 17,803
4,571 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.004%) 6 .884 06/01/38 4,692
1,657 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.625%) 6 .375 07/01/38 1,691
2,806 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 6 .486 06/01/40 2,875
4,297 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.886%) 6 .848 01/01/41 4,420
2,211 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.880%) 6 .880 05/01/41 2,283
47,555 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 6 .939 08/01/41 48,957
32,673 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 7 .029 09/01/41 33,881
6,013 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.860%) 7 .360 10/01/41 6,190
7,120,194 Freddie Mac Pool 1 .500 04/01/37 6,370,527
10,379,881 Freddie Mac Pool 2 .000 05/01/37 9,538,717
4,595,421 Freddie Mac Pool 4 .000 07/01/49 4,417,336
2,728,367 Freddie Mac Pool 4 .000 07/01/49 2,622,210
10,180,745 Freddie Mac Pool 3 .000 11/01/49 9,180,472
9,576,113 Freddie Mac Pool 3 .000 11/01/49 8,589,714
20,094,265 Freddie Mac Pool 3 .000 02/01/50 18,047,476
13,796,864 Freddie Mac Pool 3 .500 04/01/50 12,781,506
5,829,882 Freddie Mac Pool 2 .000 07/01/50 4,750,281
10,921,557 Freddie Mac Pool 2 .500 07/01/50 9,301,366
6,915,134 Freddie Mac Pool 3 .500 07/01/50 6,387,758
8,567,514 Freddie Mac Pool 3 .500 08/01/50 7,897,682
2,240,014 Freddie Mac Pool 4 .000 11/01/50 2,147,977
6,330,308 Freddie Mac Pool 2 .000 02/01/51 5,147,514
13,964,194 Freddie Mac Pool 2 .500 04/01/51 11,866,651
6,063,655 Freddie Mac Pool 2 .500 02/01/52 5,127,243
11,389,986 Freddie Mac Pool 3 .000 03/01/52 10,062,283
11,695,599 Freddie Mac Pool 2 .500 05/01/52 9,967,140
11,810,008 Freddie Mac Pool 2 .500 05/01/52 9,965,726
5,368,052 Freddie Mac Pool 3 .000 05/01/52 4,725,732
4,642,108 Freddie Mac Pool 4 .000 06/01/52 4,461,972
5,494,852 Freddie Mac Pool 4 .000 08/01/52 5,193,279
5,482,927 Freddie Mac Pool 3 .500 10/01/52 5,017,695
4,940,224 Freddie Mac Pool 5 .000 01/01/53 4,922,985
11,010,073 Freddie Mac Pool 3 .500 01/01/54 10,072,011
8,905,172 Freddie Mac Pool 6 .500 10/01/54 9,204,187
9,018,108 Freddie Mac Pool 6 .500 06/01/55 9,322,441
494 Ginnie Mae I Pool 3 .500 03/15/26 493
730 Ginnie Mae I Pool 4 .000 04/15/26 729
13,388 Ginnie Mae I Pool 3 .000 12/15/26 13,298
36 Ginnie Mae I Pool 6 .500 09/15/28 37
428 Ginnie Mae I Pool 6 .500 11/15/28 438
60 Ginnie Mae I Pool 7 .500 11/15/28 61
2,493 Ginnie Mae I Pool 8 .500 10/15/30 2,516

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 123 Ginnie Mae I Pool 8 .500% 12/15/30 $ 131
47,065 Ginnie Mae I Pool 6 .000 10/15/32 48,382
18,475 Ginnie Mae I Pool 5 .500 05/15/33 18,989
1,576 Ginnie Mae I Pool 5 .000 07/15/33 1,591
6,663 Ginnie Mae I Pool 5 .500 07/15/33 6,731
9,776 Ginnie Mae I Pool 5 .000 08/15/33 9,869
27,966 Ginnie Mae I Pool 5 .500 09/15/33 28,956
31,841 Ginnie Mae I Pool 5 .500 11/15/34 33,061
13,783 Ginnie Mae I Pool 6 .500 01/15/35 14,237
47,501 Ginnie Mae I Pool 5 .000 04/15/35 48,203
2,570 Ginnie Mae I Pool 5 .000 11/15/35 2,633
1,495 Ginnie Mae I Pool 5 .000 11/15/35 1,531
1,854 Ginnie Mae I Pool 5 .500 03/15/36 1,899
1,501 Ginnie Mae I Pool 6 .500 06/15/36 1,577
2,828 Ginnie Mae I Pool 5 .000 09/15/36 2,897
1,695 Ginnie Mae I Pool 6 .000 09/15/36 1,750
2,969 Ginnie Mae I Pool 5 .000 12/15/36 3,041
48,540 Ginnie Mae I Pool 5 .500 02/15/37 50,621
70,009 Ginnie Mae I Pool 6 .000 04/15/37 73,725
4,951 Ginnie Mae I Pool 6 .000 06/15/37 5,152
6,503 Ginnie Mae I Pool 6 .000 12/15/37 6,773
29,442 Ginnie Mae I Pool 5 .000 04/15/38 30,050
4,723 Ginnie Mae I Pool 5 .500 06/15/38 4,928
13,000 Ginnie Mae I Pool 5 .500 07/15/38 13,368
3,686 Ginnie Mae I Pool 5 .500 08/15/38 3,864
33,976 Ginnie Mae I Pool 6 .000 08/15/38 35,798
28,146 Ginnie Mae I Pool 6 .000 08/15/38 29,017
27,544 Ginnie Mae I Pool 5 .000 10/15/38 28,118
3,570 Ginnie Mae I Pool 5 .500 10/15/38 3,709
594 Ginnie Mae I Pool 5 .500 11/15/38 620
37,840 Ginnie Mae I Pool 6 .000 12/15/38 39,741
253 Ginnie Mae I Pool 6 .500 12/15/38 262
7,421 Ginnie Mae I Pool 5 .000 01/15/39 7,551
6,609 Ginnie Mae I Pool 5 .000 02/15/39 6,778
547 Ginnie Mae I Pool 6 .000 02/15/39 558
5,445 Ginnie Mae I Pool 4 .500 03/15/39 5,440
78,644 Ginnie Mae I Pool 4 .500 03/15/39 77,937
3,730 Ginnie Mae I Pool 4 .500 04/15/39 3,711
80,183 Ginnie Mae I Pool 5 .500 04/15/39 83,210
5,897 Ginnie Mae I Pool 4 .000 05/15/39 5,714
102,829 Ginnie Mae I Pool 4 .500 05/15/39 102,741
59,554 Ginnie Mae I Pool 5 .000 05/15/39 60,814
3,293 Ginnie Mae I Pool 4 .500 06/15/39 3,289
279,108 Ginnie Mae I Pool 4 .500 06/15/39 277,454
458,581 Ginnie Mae I Pool 5 .000 06/15/39 468,283
329,432 Ginnie Mae I Pool 5 .000 06/15/39 334,942
7,546 Ginnie Mae I Pool 5 .000 06/15/39 7,739
2,941 Ginnie Mae I Pool 5 .000 06/15/39 2,990
3,011 Ginnie Mae I Pool 5 .000 06/15/39 3,088
314,511 Ginnie Mae I Pool 4 .000 07/15/39 302,784
3,377 Ginnie Mae I Pool 4 .500 07/15/39 3,345
9,526 Ginnie Mae I Pool 4 .500 07/15/39 9,441
377,871 Ginnie Mae I Pool 4 .500 07/15/39 377,548
5,444 Ginnie Mae I Pool 5 .000 07/15/39 5,582
18,550 Ginnie Mae I Pool 4 .000 08/15/39 17,964
38,209 Ginnie Mae I Pool 5 .000 08/15/39 38,832
1,518 Ginnie Mae I Pool 5 .500 08/15/39 1,560
15,975 Ginnie Mae I Pool 6 .000 08/15/39 16,446
3,167 Ginnie Mae I Pool 4 .500 10/15/39 3,134
1,613 Ginnie Mae I Pool 5 .000 10/15/39 1,654
8,877 Ginnie Mae I Pool 4 .500 11/15/39 8,902
224,573 Ginnie Mae I Pool 4 .500 12/15/39 224,173

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 140,047 Ginnie Mae I Pool 5 .500% 02/15/40 $ 145,666
18,620 Ginnie Mae I Pool 4 .000 03/15/40 18,038
3,473 Ginnie Mae I Pool 5 .000 03/15/40 3,519
1,209 Ginnie Mae I Pool 4 .500 04/15/40 1,201
33,728 Ginnie Mae I Pool 5 .000 04/15/40 34,281
1,392 Ginnie Mae I Pool 4 .500 05/15/40 1,376
39,760 Ginnie Mae I Pool 5 .000 05/15/40 40,737
850,858 Ginnie Mae I Pool 4 .500 06/15/40 847,785
2,675 Ginnie Mae I Pool 4 .500 06/15/40 2,648
2,479 Ginnie Mae I Pool 4 .500 06/15/40 2,452
75,475 Ginnie Mae I Pool 4 .500 07/15/40 75,178
24,609 Ginnie Mae I Pool 4 .500 07/15/40 24,324
63,069 Ginnie Mae I Pool 4 .000 08/15/40 60,848
324,673 Ginnie Mae I Pool 4 .000 08/15/40 310,895
27,484 Ginnie Mae I Pool 4 .500 08/15/40 27,426
9,769 Ginnie Mae I Pool 4 .000 10/15/40 9,371
118,619 Ginnie Mae I Pool 4 .000 11/15/40 114,440
63,825 Ginnie Mae I Pool 3 .500 12/15/40 59,708
341,274 Ginnie Mae I Pool 4 .000 01/15/41 329,830
67,988 Ginnie Mae I Pool 4 .000 02/15/41 65,668
112,670 Ginnie Mae I Pool 4 .500 03/15/41 112,197
43,701 Ginnie Mae I Pool 4 .000 07/15/41 42,183
66,707 Ginnie Mae I Pool 4 .500 08/15/41 66,073
181,054 Ginnie Mae I Pool 4 .000 09/15/41 173,358
28,653 Ginnie Mae I Pool 4 .000 10/15/41 27,675
153,408 Ginnie Mae I Pool 3 .500 11/15/41 143,983
370,404 Ginnie Mae I Pool 4 .000 11/15/41 357,767
328,086 Ginnie Mae I Pool 3 .500 04/15/42 307,624
722,993 Ginnie Mae I Pool 3 .500 07/15/42 675,876
514,556 Ginnie Mae I Pool 3 .000 01/15/43 470,734
2,301,779 Ginnie Mae I Pool 3 .000 01/15/43 2,105,718
200,743 Ginnie Mae I Pool 3 .000 04/15/43 183,645
1,160 Ginnie Mae II Pool 4 .000 06/20/26 1,157
2,895 Ginnie Mae II Pool 3 .500 11/20/26 2,881
65,494 Ginnie Mae II Pool 2 .500 04/20/27 64,720
64,275 Ginnie Mae II Pool 2 .500 09/20/27 63,411
142,816 Ginnie Mae II Pool 3 .500 11/20/28 141,821
914 Ginnie Mae II Pool 8 .500 10/20/30 959
121 Ginnie Mae II Pool 7 .000 06/20/31 125
1,113,294 Ginnie Mae II Pool 3 .000 08/20/32 1,083,101
6,461 Ginnie Mae II Pool 5 .500 12/20/32 6,646
1,793 Ginnie Mae II Pool 5 .000 07/20/33 1,809
26,024 Ginnie Mae II Pool 6 .000 11/20/33 27,025
11,043 Ginnie Mae II Pool 5 .500 05/20/34 11,390
16,518 Ginnie Mae II Pool 6 .000 09/20/34 17,203
1,091 Ginnie Mae II Pool 5 .000 10/20/34 1,103
8,833 Ginnie Mae II Pool 5 .500 02/20/35 9,130
169,863 Ginnie Mae II Pool 5 .000 03/20/35 173,389
51,765 Ginnie Mae II Pool 5 .500 05/20/35 53,511
1,769 Ginnie Mae II Pool 5 .000 09/20/35 1,805
15,213 Ginnie Mae II Pool 5 .500 02/20/36 15,727
4,907 Ginnie Mae II Pool 5 .500 05/20/36 5,047
48,525 Ginnie Mae II Pool 5 .500 06/20/36 50,163
4,527 Ginnie Mae II Pool 6 .000 10/20/36 4,747
2,797 Ginnie Mae II Pool 6 .000 01/20/37 2,935
10,860 Ginnie Mae II Pool 6 .000 02/20/37 11,402
35,387 Ginnie Mae II Pool 6 .000 04/20/37 36,743
5,585 Ginnie Mae II Pool 6 .000 08/20/37 5,869
4,899 Ginnie Mae II Pool 6 .500 08/20/37 5,258
22,180 Ginnie Mae II Pool 6 .500 11/20/37 23,806
1,245 Ginnie Mae II Pool 5 .000 02/20/38 1,274
683 Ginnie Mae II Pool 5 .500 05/20/38 698

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 14,983 Ginnie Mae II Pool 6 .000% 06/20/38 $ 15,745
101,328 Ginnie Mae II Pool 5 .000 07/20/38 103,326
104,249 Ginnie Mae II Pool 5 .500 07/20/38 107,339
9,950 Ginnie Mae II Pool 6 .000 08/20/38 10,457
40,435 Ginnie Mae II Pool 6 .000 09/20/38 43,196
4,827 Ginnie Mae II Pool 6 .500 10/20/38 4,958
2,144 Ginnie Mae II Pool 6 .500 10/20/38 2,292
9,209 Ginnie Mae II Pool 6 .500 11/20/38 9,732
166,998 Ginnie Mae II Pool 4 .500 01/20/39 167,986
21,275 Ginnie Mae II Pool 6 .500 01/20/39 23,319
2,191 Ginnie Mae II Pool 4 .500 03/20/39 2,204
42,962 Ginnie Mae II Pool 5 .500 03/20/39 44,837
1,486 Ginnie Mae II Pool 5 .000 04/20/39 1,525
7,782 Ginnie Mae II Pool 4 .000 05/20/39 7,574
19,484 Ginnie Mae II Pool 4 .500 05/20/39 19,599
455,869 Ginnie Mae II Pool 5 .000 05/20/39 466,274
4,395 Ginnie Mae II Pool 4 .000 06/20/39 4,245
2,884 Ginnie Mae II Pool 5 .000 06/20/39 2,958
41,717 Ginnie Mae II Pool 4 .500 07/20/39 41,964
38,927 Ginnie Mae II Pool 5 .000 07/20/39 39,934
4,543 Ginnie Mae II Pool 5 .500 07/20/39 4,696
12,807 Ginnie Mae II Pool 4 .000 08/20/39 12,384
10,141 Ginnie Mae II Pool 5 .000 08/20/39 10,403
13,494 Ginnie Mae II Pool 5 .000 09/20/39 14,022
4,296 Ginnie Mae II Pool 4 .500 10/20/39 4,322
6,328 Ginnie Mae II Pool 4 .500 11/20/39 6,366
7,646 Ginnie Mae II Pool 5 .000 11/20/39 7,843
6,349 Ginnie Mae II Pool 4 .500 12/20/39 6,386
240,707 Ginnie Mae II Pool 5 .000 12/20/39 246,937
208,692 Ginnie Mae II Pool 4 .500 01/20/40 209,928
3,697 Ginnie Mae II Pool 5 .500 01/20/40 3,822
8,476 Ginnie Mae II Pool 4 .500 04/20/40 8,526
1,758 Ginnie Mae II Pool 4 .500 05/20/40 1,768
65,169 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 05/20/40 66,440
44,161 Ginnie Mae II Pool 5 .000 06/20/40 45,413
299,298 Ginnie Mae II Pool 4 .500 07/20/40 301,069
9,050 Ginnie Mae II Pool 5 .000 07/20/40 9,284
21,936 Ginnie Mae II Pool 4 .500 08/20/40 22,066
19,739 Ginnie Mae II Pool 4 .500 09/20/40 19,844
6,795 Ginnie Mae II Pool 5 .500 09/20/40 7,025
5,478 Ginnie Mae II Pool 6 .500 09/20/40 5,711
13,528 Ginnie Mae II Pool 6 .000 10/20/40 14,174
255,803 Ginnie Mae II Pool 4 .000 11/20/40 251,378
113,428 Ginnie Mae II Pool 5 .500 12/20/40 117,262
693,537 Ginnie Mae II Pool 4 .000 01/20/41 671,273
191,125 Ginnie Mae II Pool 4 .500 02/20/41 192,257
213,048 Ginnie Mae II Pool 4 .500 04/20/41 214,309
48,607 Ginnie Mae II Pool 5 .000 04/20/41 49,494
14,289 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 06/20/41 14,571
89,884 Ginnie Mae II Pool 4 .000 07/20/41 86,998
305,889 Ginnie Mae II Pool 4 .500 07/20/41 307,701
267,899 Ginnie Mae II Pool 5 .000 07/20/41 274,814
126,631 Ginnie Mae II Pool 5 .000 08/20/41 129,715
419,075 Ginnie Mae II Pool 4 .000 09/20/41 405,618
8,878 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .625 09/20/41 9,034
531,847 Ginnie Mae II Pool 4 .000 10/20/41 514,769
18,457 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .750 10/20/41 18,910
10,066 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .750 10/20/41 10,315
73,297 Ginnie Mae II Pool 5 .500 10/20/41 75,772
701,867 Ginnie Mae II Pool 4 .500 11/20/41 706,025
317,009 Ginnie Mae II Pool 5 .000 11/20/41 325,021
71,519 Ginnie Mae II Pool 6 .000 11/20/41 75,158

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 382,995 Ginnie Mae II Pool 3 .500% 01/20/42 $ 362,809
46,421 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 02/20/42 47,291
182,834 Ginnie Mae II Pool 3 .500 03/20/42 173,273
347,457 Ginnie Mae II Pool 4 .500 03/20/42 349,515
733,580 Ginnie Mae II Pool 3 .500 05/20/42 673,329
1,746,942 Ginnie Mae II Pool 3 .500 05/20/42 1,656,298
405,679 Ginnie Mae II Pool 4 .000 05/20/42 392,649
405,479 Ginnie Mae II Pool 3 .500 07/20/42 384,688
63,815 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .625 07/20/42 64,945
538,246 Ginnie Mae II Pool 3 .000 08/20/42 497,943
715,805 Ginnie Mae II Pool 3 .500 08/20/42 660,617
1,711,424 Ginnie Mae II Pool 3 .500 08/20/42 1,624,023
337,956 Ginnie Mae II Pool 6 .000 08/20/42 355,166
691,765 Ginnie Mae II Pool 3 .500 10/20/42 656,719
801,956 Ginnie Mae II Pool 3 .000 11/20/42 739,102
797,945 Ginnie Mae II Pool 3 .000 12/20/42 719,144
946,287 Ginnie Mae II Pool 3 .000 12/20/42 871,338
702,932 Ginnie Mae II Pool 3 .000 01/20/43 647,260
1,203,422 Ginnie Mae II Pool 3 .000 02/20/43 1,107,614
925,437 Ginnie Mae II Pool 3 .000 02/20/43 846,879
214,384 Ginnie Mae II Pool 5 .000 04/20/43 219,930
475,037 Ginnie Mae II Pool 3 .000 05/20/43 436,431
725,028 Ginnie Mae II Pool 3 .000 06/20/43 665,807
1,828,251 Ginnie Mae II Pool 3 .500 06/20/43 1,678,086
1,582,647 Ginnie Mae II Pool 3 .000 07/20/43 1,452,065
748,669 Ginnie Mae II Pool 3 .500 07/20/43 707,967
3,041,819 Ginnie Mae II Pool 4 .500 08/20/43 3,031,689
1,032,218 Ginnie Mae II Pool 3 .500 09/20/43 972,907
330,747 Ginnie Mae II Pool 4 .000 09/20/43 319,573
4,315,118 Ginnie Mae II Pool 3 .500 10/20/43 4,067,169
1,978,264 Ginnie Mae II Pool 4 .000 10/20/43 1,910,613
186,119 Ginnie Mae II Pool 3 .500 11/20/43 175,310
351,810 Ginnie Mae II Pool 4 .000 11/20/43 339,780
341,725 Ginnie Mae II Pool 4 .500 12/20/43 339,532
380,224 Ginnie Mae II Pool 4 .500 01/20/44 377,902
446,163 Ginnie Mae II Pool 3 .500 02/20/44 419,879
603,936 Ginnie Mae II Pool 4 .000 02/20/44 582,541
600,635 Ginnie Mae II Pool 4 .000 05/20/44 579,109
630,773 Ginnie Mae II Pool 4 .000 06/20/44 607,907
1,611,741 Ginnie Mae II Pool 3 .500 07/20/44 1,514,120
5,049,404 Ginnie Mae II Pool 3 .500 10/20/44 4,723,281
531,598 Ginnie Mae II Pool 4 .500 10/20/44 527,094
1,160,985 Ginnie Mae II Pool 3 .500 11/20/44 1,087,793
1,458,413 Ginnie Mae II Pool 3 .000 12/20/44 1,316,313
2,718,430 Ginnie Mae II Pool 4 .000 12/20/44 2,614,276
3,651,063 Ginnie Mae II Pool 3 .500 02/20/45 3,416,405
2,185,967 Ginnie Mae II Pool 4 .000 03/20/45 2,102,238
1,485,638 Ginnie Mae II Pool 3 .000 04/20/45 1,350,304
3,189,376 Ginnie Mae II Pool 3 .000 06/20/45 2,895,869
7,265,785 Ginnie Mae II Pool 3 .000 07/20/45 6,596,753
2,482,603 Ginnie Mae II Pool 4 .000 10/20/45 2,395,151
4,174,797 Ginnie Mae II Pool 4 .000 11/20/45 4,008,398
1,880,810 Ginnie Mae II Pool 3 .000 12/20/45 1,707,124
1,668,021 Ginnie Mae II Pool 3 .500 12/20/45 1,551,600
8,924,678 Ginnie Mae II Pool 3 .000 03/20/46 8,100,091
3,140,382 Ginnie Mae II Pool 3 .000 04/20/46 2,849,733
1,893,763 Ginnie Mae II Pool 4 .000 04/20/46 1,817,131
8,427,872 Ginnie Mae II Pool 3 .000 05/20/46 7,647,408
5,173,333 Ginnie Mae II Pool 3 .500 05/20/46 4,816,320
1,919,190 Ginnie Mae II Pool 3 .000 06/20/46 1,741,260
1,169,417 Ginnie Mae II Pool 3 .500 06/20/46 1,088,230
1,453,288 Ginnie Mae II Pool 3 .000 07/20/46 1,316,894

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,499,882 Ginnie Mae II Pool 3 .500% 08/20/46 $ 2,325,809
1,407,347 Ginnie Mae II Pool 3 .000 09/20/46 1,276,649
5,775,848 Ginnie Mae II Pool 3 .500 09/20/46 5,372,466
2,769,576 Ginnie Mae II Pool 3 .000 10/20/46 2,506,091
1,532,425 Ginnie Mae II Pool 3 .000 12/20/46 1,386,616
9,555,879 Ginnie Mae II Pool 3 .000 01/20/47 8,662,212
1,094,774 Ginnie Mae II Pool 4 .000 01/20/47 1,047,867
2,341,681 Ginnie Mae II Pool 4 .000 04/20/47 2,240,863
2,509,971 Ginnie Mae II Pool 3 .500 05/20/47 2,330,484
1,272,023 Ginnie Mae II Pool 3 .500 06/20/47 1,174,685
1,609,758 Ginnie Mae II Pool 3 .000 07/20/47 1,459,576
2,894,210 Ginnie Mae II Pool 4 .500 07/20/47 2,872,067
3,023,362 Ginnie Mae II Pool 3 .000 08/20/47 2,732,924
3,376,056 Ginnie Mae II Pool 3 .500 08/20/47 3,133,923
5,967,614 Ginnie Mae II Pool 3 .000 09/20/47 5,403,770
7,609,326 Ginnie Mae II Pool 4 .000 09/20/47 7,280,113
5,409,621 Ginnie Mae II Pool 3 .500 11/20/47 5,021,622
6,100,752 Ginnie Mae II Pool 3 .500 12/20/47 5,687,084
2,545,996 Ginnie Mae II Pool 3 .500 01/20/48 2,363,399
3,185,786 Ginnie Mae II Pool 4 .000 05/20/48 3,055,125
2,349,759 Ginnie Mae II Pool 4 .000 06/20/48 2,246,608
5,466,193 Ginnie Mae II Pool 3 .500 07/20/48 5,057,931
2,472,201 Ginnie Mae II Pool 4 .000 08/20/48 2,361,920
1,649,778 Ginnie Mae II Pool 5 .000 08/20/48 1,671,906
1,569,459 Ginnie Mae II Pool 4 .500 09/20/48 1,551,629
1,339,114 Ginnie Mae II Pool 5 .000 10/20/48 1,359,073
1,101,778 Ginnie Mae II Pool 4 .500 11/20/48 1,087,900
4,025,730 Ginnie Mae II Pool 3 .500 12/20/48 3,736,997
2,509,035 Ginnie Mae II Pool 3 .500 04/20/49 2,308,679
8,549,778 Ginnie Mae II Pool 4 .500 04/20/49 8,468,506
2,613,139 Ginnie Mae II Pool 4 .000 05/20/49 2,484,427
1,656,727 Ginnie Mae II Pool 3 .500 06/20/49 1,525,440
3,793,600 Ginnie Mae II Pool 3 .500 09/20/49 3,491,785
2,707,749 Ginnie Mae II Pool 3 .500 11/20/49 2,492,182
21,811,419 Ginnie Mae II Pool 2 .500 12/20/49 18,856,991
40,579,817 Ginnie Mae II Pool 3 .000 02/20/50 36,366,248
5,814,221 Ginnie Mae II Pool 3 .500 02/20/50 5,351,527
8,217,815 Ginnie Mae II Pool 3 .500 04/20/50 7,562,982
7,980,530 Ginnie Mae II Pool 3 .000 05/20/50 7,134,641
4,032,715 Ginnie Mae II Pool 2 .000 08/20/50 3,339,052
8,099,978 Ginnie Mae II Pool 2 .500 08/20/50 6,980,545
13,060,050 Ginnie Mae II Pool 2 .500 10/20/50 11,279,262
34,821,993 Ginnie Mae II Pool 2 .000 11/20/50 28,799,739
18,305,147 Ginnie Mae II Pool 2 .500 12/20/50 15,772,747
20,364,108 Ginnie Mae II Pool 2 .000 01/20/51 16,842,217
5,057,234 Ginnie Mae II Pool 2 .500 01/20/51 4,357,574
18,123,561 Ginnie Mae II Pool 2 .000 02/20/51 15,005,988
3,485,744 Ginnie Mae II Pool 1 .500 04/20/51 2,765,372
14,370,612 Ginnie Mae II Pool 2 .000 04/20/51 11,880,793
21,350,634 Ginnie Mae II Pool 2 .500 04/20/51 18,396,669
12,275,226 Ginnie Mae II Pool 2 .500 05/20/51 10,573,049
19,606,612 Ginnie Mae II Pool 2 .000 06/20/51 16,209,463
2,939,703 Ginnie Mae II Pool 3 .000 06/20/51 2,626,834
58,319,358 Ginnie Mae II Pool 2 .500 07/20/51 50,250,001
5,290,862 Ginnie Mae II Pool 2 .000 08/20/51 4,374,089
22,056,902 Ginnie Mae II Pool 2 .500 08/20/51 19,004,948
6,612,501 Ginnie Mae II Pool 3 .000 08/20/51 5,908,707
31,505,826 Ginnie Mae II Pool 2 .500 09/20/51 27,136,730
9,120,869 Ginnie Mae II Pool 3 .000 09/20/51 8,150,111
1,963,266 Ginnie Mae II Pool 3 .000 10/20/51 1,754,308
101,096,854 Ginnie Mae II Pool 2 .000 11/20/51 83,578,609
1,913,488 Ginnie Mae II Pool 3 .500 11/20/51 1,755,844

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 14,816,488 Ginnie Mae II Pool 2 .000% 12/20/51 $ 12,249,005
9,349,121 Ginnie Mae II Pool 2 .500 12/20/51 8,052,576
11,147,709 Ginnie Mae II Pool 3 .000 12/20/51 9,969,872
3,574,779 Ginnie Mae II Pool 3 .500 01/20/52 3,288,249
8,862,924 Ginnie Mae II Pool 2 .500 02/20/52 7,642,729
12,486,145 Ginnie Mae II Pool 3 .500 02/20/52 11,449,919
8,108,301 Ginnie Mae II Pool 2 .000 04/20/52 6,703,146
2,700,903 Ginnie Mae II Pool 2 .500 04/20/52 2,326,338
4,066,624 Ginnie Mae II Pool 3 .000 04/20/52 3,631,720
14,309,974 Ginnie Mae II Pool 2 .000 05/20/52 11,830,067
12,115,931 Ginnie Mae II Pool 2 .500 05/20/52 10,435,673
7,080,074 Ginnie Mae II Pool 3 .000 05/20/52 6,322,902
7,687,377 Ginnie Mae II Pool 4 .000 05/20/52 7,293,452
11,879,039 Ginnie Mae II Pool 3 .000 06/20/52 10,608,651
18,232,479 Ginnie Mae II Pool 4 .000 06/20/52 17,324,483
2,672,773 Ginnie Mae II Pool 3 .000 07/20/52 2,389,691
2,677,814 Ginnie Mae II Pool 3 .500 07/20/52 2,445,902
3,850,637 Ginnie Mae II Pool 4 .500 07/20/52 3,763,410
3,855,317 Ginnie Mae II Pool 3 .500 08/20/52 3,528,702
7,896,483 Ginnie Mae II Pool 4 .000 08/20/52 7,499,496
5,632,888 Ginnie Mae II Pool 4 .500 08/20/52 5,504,416
3,766,379 Ginnie Mae II Pool 5 .000 08/20/52 3,769,280
1,401,983 Ginnie Mae II Pool 3 .500 09/20/52 1,283,461
8,989,578 Ginnie Mae II Pool 4 .000 09/20/52 8,516,852
33,209,538 Ginnie Mae II Pool 4 .500 09/20/52 32,446,974
3,781,179 Ginnie Mae II Pool 5 .000 09/20/52 3,783,897
6,784,045 Ginnie Mae II Pool 5 .500 09/20/52 6,897,676
6,182,088 Ginnie Mae II Pool 3 .500 10/20/52 5,655,629
12,076,883 Ginnie Mae II Pool 4 .000 10/20/52 11,459,236
1,787,804 Ginnie Mae II Pool 3 .500 11/20/52 1,636,298
3,991,522 Ginnie Mae II Pool 4 .500 11/20/52 3,899,253
16,889,697 Ginnie Mae II Pool 5 .000 11/20/52 16,900,967
7,267,965 Ginnie Mae II Pool 5 .500 11/20/52 7,341,472
4,521,397 Ginnie Mae II Pool 3 .500 12/20/52 4,130,878
949,371 Ginnie Mae II Pool 4 .000 12/20/52 899,741
2,076,367 Ginnie Mae II Pool 4 .500 12/20/52 2,027,406
6,236,164 Ginnie Mae II Pool 5 .500 12/20/52 6,325,215
3,371,160 Ginnie Mae II Pool 6 .000 12/20/52 3,456,700
5,338,595 Ginnie Mae II Pool 3 .500 01/20/53 4,904,196
2,318,021 Ginnie Mae II Pool 5 .000 01/20/53 2,317,660
5,004,524 Ginnie Mae II Pool 6 .000 01/20/53 5,098,348
2,857,775 Ginnie Mae II Pool 6 .500 01/20/53 2,949,626
4,574,087 Ginnie Mae II Pool 2 .500 02/20/53 3,977,996
4,004,194 Ginnie Mae II Pool 3 .000 02/20/53 3,595,849
1,683,863 Ginnie Mae II Pool 4 .000 02/20/53 1,596,858
8,991,755 Ginnie Mae II Pool 4 .500 02/20/53 8,771,348
4,830,168 Ginnie Mae II Pool 5 .000 02/20/53 4,829,415
4,335,621 Ginnie Mae II Pool 5 .500 02/20/53 4,397,548
2,581,472 Ginnie Mae II Pool 4 .500 03/20/53 2,519,393
11,584,309 Ginnie Mae II Pool 5 .000 03/20/53 11,587,221
4,276,686 Ginnie Mae II Pool 5 .500 03/20/53 4,332,275
2,180,825 Ginnie Mae II Pool 6 .000 03/20/53 2,234,321
8,228,221 Ginnie Mae II Pool 4 .000 04/20/53 7,802,638
1,911,424 Ginnie Mae II Pool 5 .000 04/20/53 1,909,846
2,000,922 Ginnie Mae II Pool 5 .500 04/20/53 2,028,118
1,426,294 Ginnie Mae II Pool 4 .500 05/20/53 1,390,884
17,370,086 Ginnie Mae II Pool 5 .000 05/20/53 17,338,742
2,837,858 Ginnie Mae II Pool 3 .500 06/20/53 2,609,189
14,126,013 Ginnie Mae II Pool 5 .500 06/20/53 14,305,442
3,076,529 Ginnie Mae II Pool 6 .500 06/20/53 3,171,874
10,138,951 Ginnie Mae II Pool 4 .500 07/20/53 9,876,257
7,137,702 Ginnie Mae II Pool 5 .000 07/20/53 7,118,938

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,355,837 Ginnie Mae II Pool 5 .500% 07/20/53 $ 10,496,593
5,714,555 Ginnie Mae II Pool 6 .000 07/20/53 5,846,696
10,605,328 Ginnie Mae II Pool 5 .500 08/20/53 10,738,533
1,898,255 Ginnie Mae II Pool 6 .000 08/20/53 1,942,150
1,031,473 Ginnie Mae II Pool 7 .000 08/20/53 1,064,968
4,493,584 Ginnie Mae II Pool 5 .000 09/20/53 4,478,067
7,916,162 Ginnie Mae II Pool 6 .000 09/20/53 8,096,985
5,004,805 Ginnie Mae II Pool 5 .000 10/20/53 5,000,402
9,490,632 Ginnie Mae II Pool 6 .000 11/20/53 9,702,078
6,285,885 Ginnie Mae II Pool 6 .500 11/20/53 6,466,559
2,455,566 Ginnie Mae II Pool 7 .000 11/20/53 2,528,952
2,496,214 Ginnie Mae II Pool 7 .000 12/20/53 2,580,244
3,468,927 Ginnie Mae II Pool 5 .500 01/20/54 3,505,447
5,016,085 Ginnie Mae II Pool 6 .000 01/20/54 5,125,019
6,567,466 Ginnie Mae II Pool 6 .500 01/20/54 6,759,263
2,927,849 Ginnie Mae II Pool 4 .500 02/20/54 2,843,162
8,113,442 Ginnie Mae II Pool 5 .000 02/20/54 8,095,039
5,068,584 Ginnie Mae II Pool 5 .500 02/20/54 5,132,467
1,940,982 Ginnie Mae II Pool 6 .000 02/20/54 1,983,133
1,519,874 Ginnie Mae II Pool 6 .500 02/20/54 1,564,528
3,311,484 Ginnie Mae II Pool 6 .000 03/20/54 3,381,535
4,789,843 Ginnie Mae II Pool 5 .000 04/20/54 4,769,352
2,713,267 Ginnie Mae II Pool 5 .500 04/20/54 2,740,223
5,074,885 Ginnie Mae II Pool 6 .000 04/20/54 5,180,812
2,884,327 Ginnie Mae II Pool 5 .000 05/20/54 2,871,988
15,381,674 Ginnie Mae II Pool 5 .500 05/20/54 15,525,369
2,490,159 Ginnie Mae II Pool 4 .500 06/20/54 2,417,999
7,767,439 Ginnie Mae II Pool 6 .000 06/20/54 7,923,011
2,896,534 Ginnie Mae II Pool 6 .500 06/20/54 2,979,712
5,241,475 Ginnie Mae II Pool 4 .500 07/20/54 5,087,429
9,613,430 Ginnie Mae II Pool 6 .000 07/20/54 9,802,272
5,632,380 Ginnie Mae II Pool 6 .500 07/20/54 5,793,573
29,747,068 Ginnie Mae II Pool 5 .500 08/20/54 30,024,973
10,924,505 Ginnie Mae II Pool 6 .000 08/20/54 11,136,182
15,706,761 Ginnie Mae II Pool 5 .500 09/20/54 15,842,629
13,012,460 Ginnie Mae II Pool 6 .000 09/20/54 13,258,262
10,168,298 Ginnie Mae II Pool 4 .500 10/20/54 9,867,080
4,899,818 Ginnie Mae II Pool 5 .000 10/20/54 4,878,730
4,536,478 Ginnie Mae II Pool 6 .500 10/20/54 4,662,677
11,693,490 Ginnie Mae II Pool 5 .000 11/20/54 11,644,671
7,572,521 Ginnie Mae II Pool 5 .500 11/20/54 7,650,003
1,682,656 Ginnie Mae II Pool 7 .000 11/20/54 1,730,951
19,910,457 Ginnie Mae II Pool 5 .000 12/20/54 19,827,333
1,923,543 Ginnie Mae II Pool 5 .500 12/20/54 1,940,479
3,934,073 Ginnie Mae II Pool 6 .500 12/20/54 4,043,274
5,174,412 Ginnie Mae II Pool 4 .500 01/20/55 5,021,110
6,092,528 Ginnie Mae II Pool 5 .000 02/20/55 6,066,777
5,115,800 Ginnie Mae II Pool 5 .000 05/20/55 5,093,267
9,939,948 Ginnie Mae II Pool 5 .500 05/20/55 10,021,575
9,776,612 Ginnie Mae II Pool 6 .000 05/20/55 9,952,968
5,059,194 Ginnie Mae II Pool 5 .000 06/20/55 5,036,910
9,896,503 Ginnie Mae II Pool 5 .500 06/20/55 9,977,774
15,921,682 Ginnie Mae II Pool 5 .500 07/20/55 16,057,157
4,884,697 Ginnie Mae II Pool 6 .000 07/20/55 4,971,406
9,751,560 Ginnie Mae II Pool 6 .000 08/20/55 9,929,917
4,819,010 Ginnie Mae II Pool 6 .500 08/20/55 4,971,168
5,737,163 Government National Mortgage Association (GNMA) 2 .500 10/20/51 4,943,311
5,764,640 Government National Mortgage Association (GNMA) 2 .500 11/20/51 4,965,208
5,532,075 Government National Mortgage Association (GNMA) 3 .000 11/20/51 4,943,263

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,114,234 Government National Mortgage Association (GNMA) 3 .500% 05/20/52 $ 7,464,217
TOTAL MORTGAGE BACKED 6,242,460,605
MUNICIPAL BONDS - 0.6%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 199,411
80,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 65,896
300,000 American Municipal Power, Inc 7 .834 02/15/41 360,835
445,000 American Municipal Power, Inc 6 .270 02/15/50 464,863
1,165,000 American Municipal Power, Inc 8 .084 02/15/50 1,497,622
490,000 Bay Area Toll Authority 6 .918 04/01/40 554,114
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,116,161
755,000 Bay Area Toll Authority 3 .126 04/01/55 509,562
200,000 Board of Regents of the University of Texas System 3 .852 08/15/46 167,596
700,000 Board of Regents of the University of Texas System 4 .794 08/15/46 667,799
750,000 Board of Regents of the University of Texas System 2 .439 08/15/49 470,242
340,000 California Earthquake Authority 5 .603 07/01/27 344,504
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 94,538
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 92,448
200,000 California Institute of Technology 4 .321 08/01/45 172,707
750,000 California Institute of Technology 3 .650 09/01/19 488,959
200,000 California State University 3 .899 11/01/47 169,486
1,000,000 California State University 2 .897 11/01/51 711,065
750,000 California State University 2 .975 11/01/51 521,875
950,000 California State University 2 .939 11/01/52 644,104
2,000,000 California State University 5 .183 11/01/53 1,931,859
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 744,303
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,161,001
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,518,063
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 176,441
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 175,924
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 570,075
690,000 City of Houston TX 3 .961 03/01/47 593,222
140,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue 4 .242 05/15/48 121,806
1,000,000 City of New York NY 4 .610 09/01/37 984,075
1,000,000 City of New York NY 5 .264 10/01/44 986,178
210,000 City of New York NY 6 .291 02/01/45 224,216
755,000 City of New York NY 5 .094 10/01/49 722,588
345,000 City of New York NY 5 .263 10/01/52 335,517
1,440,000 City of New York NY 5 .828 10/01/53 1,509,459
1,000,000 City of New York NY 5 .114 10/01/54 956,901
1,000,000 City of New York NY 5 .935 02/01/55 1,073,310
245,000 City of New York NY 6 .385 02/01/55 262,120
1,000,000 City of Riverside CA 3 .857 06/01/45 875,025
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .808 02/01/41 779,788
875,000 City of Tucson AZ 2 .856 07/01/47 638,000
200,000 Commonwealth Financing Authority 4 .014 06/01/33 194,685
100,000 Commonwealth Financing Authority 3 .864 06/01/38 92,836
100,000 Commonwealth Financing Authority 4 .144 06/01/38 94,617
645,000 Commonwealth Financing Authority 3 .807 06/01/41 556,203
825,000 Commonwealth Financing Authority 2 .991 06/01/42 629,952
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 997,865
197,819 Commonwealth of Massachusetts 4 .110 07/15/31 198,100
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 79,814
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 519,520
500,000 Commonwealth of Massachusetts Transportation Fund Revenue 5 .731 06/01/40 524,638
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 111,497
200,000 County of Clark Department of Aviation 6 .820 07/01/45 224,799
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 124,120
510,000 County of Miami-Dade Seaport Department 6 .224 11/01/55 528,024
1,000,000 County of Riverside CA 3 .818 02/15/38 946,294
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 1,021,986
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 719,868
250,000 Dallas Fort Worth International Airport 2 .994 11/01/38 216,547

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 235,000 Dallas Fort Worth International Airport 3 .089% 11/01/40 $ 192,427
100,000 Dallas Fort Worth International Airport 3 .144 11/01/45 76,981
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 186,326
210,000 Dallas Fort Worth International Airport 2 .919 11/01/50 148,810
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 195,903
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 391,573
350,000 Denver City & County School District No 4 .242 12/15/37 338,065
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 390,597
500,000 Duke University 2 .682 10/01/44 366,453
115,000 Duke University 3 .299 10/01/46 83,763
500,000 Duke University 2 .757 10/01/50 322,365
500,000 Duke University 2 .832 10/01/55 315,539
190,000 Empire State Development Corp 3 .900 03/15/33 188,366
810,000 Empire State Development Corp 3 .900 03/15/33 792,812
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 289,985
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 231,546
300,000 George Washington University 4 .300 09/15/44 252,848
200,000 George Washington University 4 .868 09/15/45 185,682
375,000 George Washington University 4 .126 09/15/48 309,170
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 851,917
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,259,558
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 337,746
460,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 419,382
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 742,170
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 684,835
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .651 01/15/46 163,858
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .086 09/15/51 136,849
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .652 08/15/57 150,989
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,056,643
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 535,783
385,000 Indiana Finance Authority 3 .051 01/01/51 282,867
770,000 JobsOhio Beverage System 2 .833 01/01/38 644,465
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,068,517
240,000 Los Angeles Community College District 6 .750 08/01/49 270,195
1,500,000 Los Angeles Department of Water & Power 6 .574 07/01/45 1,599,800
691,578 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .081 06/01/31 704,025
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .145 02/01/33 998,062
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .048 12/01/34 1,038,129
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .275 02/01/36 987,375
830,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .475 08/01/39 806,207
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .198 12/01/39 1,034,355
765,000 Maryland Economic Development Corp 5 .433 05/31/56 742,178
940,000 Maryland Economic Development Corp 5 .942 05/31/57 954,630
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .052 07/01/40 780,164
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .197 07/01/50 685,822
100,000 Massachusetts School Building Authority 5 .715 08/15/39 104,852
200,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4 .053 07/01/26 199,978
100,000 Metropolitan Government of Nashville & Davidson County Convention Center Auth 6 .731 07/01/43 107,798
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 1,015,637
1,010,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,207,900
25,000 Metropolitan Transportation Authority 5 .175 11/15/49 23,101
460,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 482,259
350,000 Michigan Finance Authority 3 .384 12/01/40 295,619
235,000 Michigan State University 4 .496 08/15/48 213,898
1,000,000 Michigan State University 4 .165 08/15/22 740,680
770,000 Michigan Strategic Fund 3 .225 09/01/47 587,193
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 516,838
232,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 254,544
462,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 503,265
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 995,792
1,335,000 New Jersey Turnpike Authority 7 .414 01/01/40 1,613,768
1,000,000 New Jersey Turnpike Authority 7 .102 01/01/41 1,159,593

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 2,385,000 New York City Municipal Water Finance Authority 5 .440% 06/15/43 $ 2,386,950
2,000,000 New York City Transitional Finance Authority 4 .375 05/01/37 1,926,892
1,000,000 New York State Dormitory Authority 5 .228 07/01/35 1,040,983
130,000 New York State Dormitory Authority 5 .628 03/15/39 135,038
545,000 New York State Dormitory Authority 5 .600 03/15/40 562,014
200,000 New York State Dormitory Authority 4 .946 08/01/48 176,214
1,000,000 New York State Dormitory Authority 5 .832 07/01/55 1,063,332
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,115,144
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 450,388
559,245 Oklahoma Development Finance Authority 3 .877 05/01/37 550,665
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 488,999
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 715,593
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 239,263
308,897 Oregon School Boards Association 4 .759 06/30/28 311,731
186,886 Oregon School Boards Association 5 .680 06/30/28 191,190
1,000,000 Oregon State University 3 .424 03/01/60 710,631
2,500,000 Pennsylvania Economic Development Financing Authority 5 .689 06/01/54 2,537,021
500,000 Pennsylvania State University 2 .790 09/01/43 383,920
205,000 Pennsylvania State University 2 .840 09/01/50 139,028
300,000 Permanent University Fund-Texas A&M University System 3 .660 07/01/47 246,990
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 154,730
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,314,034
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 533,368
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 275,670
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 998,390
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 165,746
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 653,475
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 332,277
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,050,151
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 2,007,420
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 162,309
1,000,000 Port of Morrow OR 2 .543 09/01/40 768,541
1,000,000 Regents of the University of California Medical Center Pooled Revenue 4 .132 05/15/32 990,177
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .006 05/15/50 497,060
1,500,000 Regents of the University of California Medical Center Pooled Revenue 4 .563 05/15/53 1,298,442
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .256 05/15/60 482,267
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .706 05/15/20 483,594
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 410,279
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 341,690
180,000 Sales Tax Securitization Corp 4 .637 01/01/40 177,010
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 934,483
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 172,304
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 816,979
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 187,004
100,000 Salt River Project Agricultural Improvement & Power District 4 .839 01/01/41 98,350
500,000 San Diego County Water Authority 6 .138 05/01/49 522,713
920,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 933,785
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 765,269
100,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 93,214
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 722,353
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 366,211
2,000,000 State Board of Administration Finance Corp 5 .526 07/01/34 2,085,806
200,000 State of California 3 .500 04/01/28 199,252
2,000,000 State of California 4 .875 09/01/30 2,090,299
1,000,000 State of California 5 .750 10/01/31 1,086,695
1,000,000 State of California 6 .000 03/01/33 1,098,673
70,000 State of California 4 .500 04/01/33 71,262
230,000 State of California 4 .500 04/01/33 230,362
250,000 State of California 7 .500 04/01/34 293,571
1,000,000 State of California 5 .125 03/01/38 1,015,461
225,000 State of California 4 .600 04/01/38 229,589
1,285,000 State of California 7 .550 04/01/39 1,569,546

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 3,400,000 State of California 7 .300% 10/01/39 $ 3,981,585
2,740,000 State of California 7 .625 03/01/40 3,326,225
1,500,000 State of California 7 .600 11/01/40 1,846,703
595,000 State of California 5 .200 03/01/43 588,291
620,000 State of Connecticut 5 .850 03/15/32 667,081
5,191,667 State of Illinois 5 .100 06/01/33 5,284,659
996,154 State of Illinois 6 .725 04/01/35 1,059,019
46,911 State of Oregon 5 .892 06/01/27 48,003
600,000 State of Texas 4 .631 04/01/33 599,391
50,000 State of Texas 5 .517 04/01/39 52,012
1,000,000 State of Texas 4 .681 04/01/40 960,755
200,000 State of Wisconsin 3 .154 05/01/27 198,414
200,000 State of Wisconsin 3 .954 05/01/36 189,243
583,000 State Public School Building Authority 5 .000 09/15/27 594,600
100,000 Sumter Landing Community Development District 4 .172 10/01/47 89,114
882,671 Texas Natural Gas Securitization Finance Corp 5 .102 04/01/35 909,980
2,285,000 Texas Natural Gas Securitization Finance Corp 5 .169 04/01/41 2,330,595
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 345,690
150,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 150,303
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,214,884
100,000 The Ohio State University 4 .910 06/01/40 99,756
220,000 Trustees of Princeton University 5 .700 03/01/39 237,059
1,000,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 597,227
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 84,366
500,000 Trustees of the University of Pennsylvania 3 .610 02/15/19 328,635
205,000 United Nations Development Corp 6 .536 08/01/55 219,156
1,000,000 University of California 1 .316 05/15/27 963,583
500,000 University of California 3 .349 07/01/29 493,207
1,000,000 University of California 1 .614 05/15/30 905,452
200,000 University of California 3 .931 05/15/45 183,815
200,000 University of California 4 .131 05/15/45 182,158
1,500,000 University of California 3 .071 05/15/51 1,004,318
860,000 University of California 4 .858 05/15/12 731,079
200,000 University of California 4 .767 05/15/15 166,823
500,000 University of Chicago 2 .761 04/01/45 394,223
300,000 University of Chicago 4 .003 10/01/53 239,420
750,000 University of Michigan 2 .437 04/01/40 566,876
1,000,000 University of Michigan 3 .599 04/01/47 847,369
500,000 University of Michigan 2 .562 04/01/50 318,052
750,000 University of Michigan 3 .504 04/01/52 566,113
500,000 University of Michigan 3 .504 04/01/52 377,409
750,000 University of Michigan 4 .454 04/01/22 605,709
1,500,000 University of Minnesota 4 .048 04/01/52 1,228,168
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 363,416
300,000 University of Southern California 3 .028 10/01/39 247,969
200,000 University of Southern California 3 .841 10/01/47 159,971
500,000 University of Southern California 2 .805 10/01/50 324,860
200,000 University of Southern California 5 .250 10/01/11 187,639
1,000,000 University of Virginia 2 .256 09/01/50 591,125
1,600,000 University of Virginia 2 .584 11/01/51 1,000,846
500,000 University of Virginia 3 .227 09/01/19 295,052
TOTAL MUNICIPAL BONDS 152,652,665
U.S. TREASURY SECURITIES - 43.7%
95,000,000 United States Treasury Note 4 .250 11/30/26 95,560,352
55,000,000 United States Treasury Note 4 .250 12/31/26 55,354,492
10,000,000 United States Treasury Note 4 .125 01/31/27 10,053,906
75,000,000 United States Treasury Note 3 .875 03/31/27 75,222,656
1,000,000 United States Treasury Note 3 .750 04/30/27 1,001,406
77,000,000 United States Treasury Note 3 .750 06/30/27 77,138,360
30,500,000 United States Treasury Note 3 .875 07/31/27 30,625,098
30,000,000 United States Treasury Note 3 .625 08/31/27 29,998,828
25,000,000 United States Treasury Note 3 .500 09/30/27 24,946,289

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 15,000,000 United States Treasury Note 3 .875% 10/15/27 $ 15,073,828
65,000,000 United States Treasury Note 4 .125 11/15/27 65,662,695
10,000,000 United States Treasury Note 3 .750 04/15/28 10,030,469
98,000,000 United States Treasury Note 3 .750 05/15/28 98,313,906
90,000,000 United States Treasury Note 3 .875 06/15/28 90,590,625
30,000,000 United States Treasury Note 3 .875 07/15/28 30,194,531
80,500,000 United States Treasury Note 4 .125 10/31/29 81,779,824
110,500,000 United States Treasury Note 4 .125 11/30/29 112,278,359
40,000,000 United States Treasury Note 4 .375 12/31/29 41,034,375
27,000,000 United States Treasury Note 4 .250 01/31/30 27,571,641
7,200,000 United States Treasury Note 4 .000 03/31/30 7,282,406
47,750,000 United States Treasury Note 3 .875 04/30/30 48,052,168
190,000,000 United States Treasury Note 4 .125 05/31/30 192,226,564
110,000,000 United States Treasury Note 3 .875 06/30/30 110,674,609
72,500,000 United States Treasury Note 3 .875 07/31/30 72,936,132
50,000,000 United States Treasury Note 3 .625 08/31/30 49,742,188
100,000,000 United States Treasury Note 3 .625 09/30/30 99,492,188
62,000,000 United States Treasury Note 4 .125 11/30/31 62,881,563
48,000,000 United States Treasury Note 4 .500 12/31/31 49,665,000
60,000,000 United States Treasury Note 4 .375 01/31/32 61,659,375
20,000,000 United States Treasury Note 4 .125 02/29/32 20,269,531
7,000,000 United States Treasury Note 4 .125 03/31/32 7,092,969
5,000,000 United States Treasury Note 4 .000 04/30/32 5,029,102
100,000,000 United States Treasury Note 4 .125 05/31/32 101,265,625
70,000,000 United States Treasury Note 4 .125 06/30/32 70,360,938
35,000,000 United States Treasury Note 3 .875 08/31/32 34,896,094
30,000,000 United States Treasury Note 3 .875 09/30/32 29,901,563
9,000,000 United States Treasury Note 4 .250 11/15/34 9,101,602
45,300,000 United States Treasury Note 4 .250 05/15/35 45,717,609
116,000,000 United States Treasury Note 4 .250 08/15/35 116,942,500
2,500,000 United States Treasury Note 4 .625 11/15/44 2,476,758
32,500,000 United States Treasury Note 4 .750 02/15/45 32,703,125
81,500,000 United States Treasury Note 5 .000 05/15/45 84,632,656
87,000,000 United States Treasury Note 4 .750 08/15/45 88,943,906
3,250,000 United States Treasury Note 4 .500 11/15/54 3,129,268
36,950,000 United States Treasury Note 4 .625 02/15/55 36,320,695
87,800,000 United States Treasury Note 4 .750 05/15/55 88,074,375
55,000,000 United States Treasury Note 4 .750 08/15/55 55,189,062
10,000,000 United States Treasury Note/Bond 4 .500 07/15/26 10,055,703
85,000,000 United States Treasury Note/Bond 0 .625 07/31/26 82,823,203
115,000,000 United States Treasury Note/Bond 0 .750 08/31/26 111,921,054
31,500,000 United States Treasury Note/Bond 4 .625 09/15/26 31,763,074
60,000,000 United States Treasury Note/Bond 0 .875 09/30/26 58,342,031
71,000,000 United States Treasury Note/Bond 1 .625 09/30/26 69,562,805
35,000,000 United States Treasury Note/Bond 3 .500 09/30/26 34,926,172
170,000,000 United States Treasury Note/Bond 1 .125 10/31/26 165,358,203
10,000,000 United States Treasury Note/Bond 1 .625 10/31/26 9,781,250
30,000,000 United States Treasury Note/Bond 4 .625 11/15/26 30,291,797
115,000,000 United States Treasury Note/Bond 1 .250 11/30/26 111,788,086
30,000,000 United States Treasury Note/Bond 4 .375 12/15/26 30,234,375
81,000,000 United States Treasury Note/Bond 1 .250 12/31/26 78,592,149
89,500,000 United States Treasury Note/Bond 1 .750 12/31/26 87,388,359
72,000,000 United States Treasury Note/Bond 1 .500 01/31/27 69,963,750
30,000,000 United States Treasury Note/Bond 4 .125 02/15/27 30,173,438
87,000,000 United States Treasury Note/Bond 1 .875 02/28/27 84,855,586
45,000,000 United States Treasury Note/Bond 4 .250 03/15/27 45,365,625
97,000,000 United States Treasury Note/Bond 2 .500 03/31/27 95,363,125
50,000,000 United States Treasury Note/Bond 4 .500 04/15/27 50,617,188
11,000,000 United States Treasury Note/Bond 2 .750 04/30/27 10,848,320
30,000,000 United States Treasury Note/Bond 4 .500 05/15/27 30,391,406
40,000,000 United States Treasury Note/Bond 2 .625 05/31/27 39,337,500
47,600,000 United States Treasury Note/Bond 4 .625 06/15/27 48,356,766

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 5,000,000 United States Treasury Note/Bond 0 .500% 06/30/27 $ 4,736,523
96,000,000 United States Treasury Note/Bond 3 .250 06/30/27 95,377,500
111,000,000 United States Treasury Note/Bond 2 .750 07/31/27 109,265,625
46,000,000 United States Treasury Note/Bond 2 .250 08/15/27 44,858,984
120,000,000 United States Treasury Note/Bond 3 .750 08/15/27 120,248,437
48,000,000 United States Treasury Note/Bond 3 .125 08/31/27 47,555,625
30,000,000 United States Treasury Note/Bond 3 .375 09/15/27 29,861,719
58,000,000 United States Treasury Note/Bond 4 .125 09/30/27 58,559,610
163,000,000 United States Treasury Note/Bond 4 .125 10/31/27 164,655,469
75,000,000 United States Treasury Note/Bond 0 .625 11/30/27 70,385,742
128,500,000 United States Treasury Note/Bond 3 .875 11/30/27 129,177,637
37,000,000 United States Treasury Note/Bond 3 .875 12/31/27 37,203,789
54,000,000 United States Treasury Note/Bond 3 .500 01/31/28 53,856,562
48,800,000 United States Treasury Note/Bond 2 .750 02/15/28 47,833,531
86,000,000 United States Treasury Note/Bond 4 .000 02/29/28 86,759,218
14,500,000 United States Treasury Note/Bond 3 .625 03/31/28 14,503,965
14,000,000 United States Treasury Note/Bond 3 .500 04/30/28 13,959,531
66,000,000 United States Treasury Note/Bond 2 .875 05/15/28 64,765,078
116,000,000 United States Treasury Note/Bond 3 .625 05/31/28 116,018,125
20,000,000 United States Treasury Note/Bond 1 .250 06/30/28 18,766,406
141,500,000 United States Treasury Note/Bond 4 .000 06/30/28 142,887,364
81,000,000 United States Treasury Note/Bond 4 .125 07/31/28 82,075,781
50,000,000 United States Treasury Note/Bond 1 .125 08/31/28 46,560,547
40,000,000 United States Treasury Note/Bond 4 .375 08/31/28 40,814,062
24,000,000 United States Treasury Note/Bond 4 .625 09/30/28 24,675,000
10,000,000 United States Treasury Note/Bond 1 .375 10/31/28 9,344,531
98,000,000 United States Treasury Note/Bond 4 .875 10/31/28 101,491,250
85,000,000 United States Treasury Note/Bond 3 .125 11/15/28 83,705,078
70,000,000 United States Treasury Note/Bond 1 .500 11/30/28 65,545,703
47,500,000 United States Treasury Note/Bond 4 .375 11/30/28 48,526,074
75,000,000 United States Treasury Note/Bond 3 .750 12/31/28 75,237,305
50,000,000 United States Treasury Note/Bond 1 .750 01/31/29 47,041,015
84,500,000 United States Treasury Note/Bond 4 .000 01/31/29 85,414,316
50,000,000 United States Treasury Note/Bond 2 .625 02/15/29 48,378,906
112,500,000 United States Treasury Note/Bond 4 .250 02/28/29 114,640,137
50,000,000 United States Treasury Note/Bond 2 .375 03/31/29 47,910,156
81,000,000 United States Treasury Note/Bond 4 .125 03/31/29 82,233,985
30,000,000 United States Treasury Note/Bond 2 .875 04/30/29 29,205,469
135,000,000 United States Treasury Note/Bond 4 .625 04/30/29 139,308,398
92,000,000 United States Treasury Note/Bond 2 .375 05/15/29 87,989,375
50,000,000 United States Treasury Note/Bond 2 .750 05/31/29 48,427,734
162,000,000 United States Treasury Note/Bond 4 .500 05/31/29 166,543,595
107,500,000 United States Treasury Note/Bond 4 .250 06/30/29 109,637,402
136,500,000 United States Treasury Note/Bond 4 .000 07/31/29 138,008,965
22,000,000 United States Treasury Note/Bond 1 .625 08/15/29 20,411,016
79,000,000 United States Treasury Note/Bond 3 .625 08/31/29 78,808,671
44,000,000 United States Treasury Note/Bond 3 .500 09/30/29 43,688,906
44,000,000 United States Treasury Note/Bond 4 .000 10/31/29 44,495,000
50,000,000 United States Treasury Note/Bond 3 .875 11/30/29 50,322,265
15,000,000 United States Treasury Note/Bond 3 .500 01/31/30 14,872,852
5,000,000 United States Treasury Note/Bond 4 .000 02/28/30 5,058,008
50,000,000 United States Treasury Note/Bond 3 .625 03/31/30 49,794,922
42,000,000 United States Treasury Note/Bond 3 .500 04/30/30 41,596,406
50,000,000 United States Treasury Note/Bond 0 .625 05/15/30 43,464,844
49,000,000 United States Treasury Note/Bond 3 .750 05/31/30 49,034,453
75,000,000 United States Treasury Note/Bond 3 .750 06/30/30 75,032,227
71,000,000 United States Treasury Note/Bond 4 .000 07/31/30 71,801,523
37,000,000 United States Treasury Note/Bond 0 .625 08/15/30 31,899,492
32,750,000 United States Treasury Note/Bond 4 .125 08/31/30 33,298,818
20,000,000 United States Treasury Note/Bond 4 .625 09/30/30 20,789,062
60,000,000 United States Treasury Note/Bond 4 .875 10/31/30 63,067,969
64,000,000 United States Treasury Note/Bond 0 .875 11/15/30 55,490,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 30,000,000 United States Treasury Note/Bond 4 .000% 01/31/31 $ 30,312,891
30,000,000 United States Treasury Note/Bond 1 .125 02/15/31 26,214,844
50,000,000 United States Treasury Note/Bond 4 .250 02/28/31 51,125,000
35,000,000 United States Treasury Note/Bond 4 .125 03/31/31 35,566,016
121,000,000 United States Treasury Note/Bond 1 .625 05/15/31 107,741,992
8,000,000 United States Treasury Note/Bond 4 .625 05/31/31 8,327,500
25,000,000 United States Treasury Note/Bond 4 .250 06/30/31 25,544,922
56,000,000 United States Treasury Note/Bond 4 .125 07/31/31 56,850,937
39,000,000 United States Treasury Note/Bond 1 .250 08/15/31 33,728,906
9,000,000 United States Treasury Note/Bond 3 .750 08/31/31 8,959,219
110,000,000 United States Treasury Note/Bond 3 .625 09/30/31 108,710,938
18,200,000 United States Treasury Note/Bond 1 .375 11/15/31 15,752,953
48,500,000 United States Treasury Note/Bond 1 .875 02/15/32 43,028,594
41,000,000 United States Treasury Note/Bond 2 .875 05/15/32 38,546,406
60,500,000 United States Treasury Note/Bond 2 .750 08/15/32 56,243,731
18,000,000 United States Treasury Note/Bond 4 .125 11/15/32 18,209,531
4,000,000 United States Treasury Note/Bond 3 .500 02/15/33 3,883,281
93,250,000 United States Treasury Note/Bond 3 .375 05/15/33 89,570,997
66,510,000 United States Treasury Note/Bond 3 .875 08/15/33 65,959,214
54,000,000 United States Treasury Note/Bond 4 .500 11/15/33 55,830,937
88,000,000 United States Treasury Note/Bond 4 .000 02/15/34 87,769,687
108,000,000 United States Treasury Note/Bond 4 .375 05/15/34 110,497,500
23,000,000 United States Treasury Note/Bond 3 .875 08/15/34 22,647,813
21,250,000 United States Treasury Note/Bond 4 .500 02/15/36 21,947,266
22,400,000 United States Treasury Note/Bond 5 .000 05/15/37 24,015,250
179,483,000 United States Treasury Note/Bond 3 .500 02/15/39 164,198,901
2,000,000 United States Treasury Note/Bond 4 .500 08/15/39 2,014,844
44,850,000 United States Treasury Note/Bond 4 .375 11/15/39 44,485,594
57,000,000 United States Treasury Note/Bond 1 .125 05/15/40 36,299,649
32,500,000 United States Treasury Note/Bond 1 .125 08/15/40 20,495,312
17,585,000 United States Treasury Note/Bond 3 .875 08/15/40 16,391,830
127,500,000 United States Treasury Note/Bond 1 .375 11/15/40 83,183,790
11,185,000 United States Treasury Note/Bond 4 .250 11/15/40 10,867,363
76,500,000 United States Treasury Note/Bond 1 .875 02/15/41 53,780,097
76,000,000 United States Treasury Note/Bond 2 .250 05/15/41 56,308,281
26,350,000 United States Treasury Note/Bond 4 .375 05/15/41 25,891,963
70,000,000 United States Treasury Note/Bond 1 .750 08/15/41 47,496,093
10,000,000 United States Treasury Note/Bond 3 .750 08/15/41 9,087,891
21,150,000 United States Treasury Note/Bond 2 .000 11/15/41 14,852,918
48,300,000 United States Treasury Note/Bond 3 .125 11/15/41 40,232,391
13,500,000 United States Treasury Note/Bond 2 .375 02/15/42 10,003,711
18,550,000 United States Treasury Note/Bond 3 .125 02/15/42 15,390,703
22,000,000 United States Treasury Note/Bond 3 .000 05/15/42 17,848,359
5,500,000 United States Treasury Note/Bond 3 .250 05/15/42 4,620,430
20,000,000 United States Treasury Note/Bond 2 .750 08/15/42 15,564,844
70,000,000 United States Treasury Note/Bond 3 .375 08/15/42 59,642,187
62,300,000 United States Treasury Note/Bond 4 .000 11/15/42 57,598,297
40,300,000 United States Treasury Note/Bond 3 .875 02/15/43 36,576,973
10,250,000 United States Treasury Note/Bond 2 .875 05/15/43 8,030,234
73,500,000 United States Treasury Note/Bond 3 .875 05/15/43 66,577,793
20,500,000 United States Treasury Note/Bond 4 .375 08/15/43 19,784,101
117,800,000 United States Treasury Note/Bond 4 .750 11/15/43 119,051,625
91,000,000 United States Treasury Note/Bond 4 .500 02/15/44 89,005,821
71,000,000 United States Treasury Note/Bond 4 .625 05/15/44 70,481,367
4,750,000 United States Treasury Note/Bond 4 .125 08/15/44 4,408,965
16,000,000 United States Treasury Note/Bond 2 .500 02/15/45 11,460,625
6,000,000 United States Treasury Note/Bond 2 .875 08/15/45 4,559,297
7,000,000 United States Treasury Note/Bond 2 .500 05/15/46 4,922,148
13,300,000 United States Treasury Note/Bond 2 .875 11/15/46 9,958,375
13,000,000 United States Treasury Note/Bond 3 .000 02/15/47 9,926,719
30,000,000 United States Treasury Note/Bond 2 .750 08/15/47 21,747,656
45,000,000 United States Treasury Note/Bond 2 .750 11/15/47 32,524,805

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 38,500,000 United States Treasury Note/Bond 3 .000% 02/15/48 $ 29,073,516
48,500,000 United States Treasury Note/Bond 3 .125 05/15/48 37,398,047
35,500,000 United States Treasury Note/Bond 3 .000 08/15/48 26,691,562
35,000,000 United States Treasury Note/Bond 3 .375 11/15/48 28,116,211
82,500,000 United States Treasury Note/Bond 3 .000 02/15/49 61,771,875
10,500,000 United States Treasury Note/Bond 2 .875 05/15/49 7,660,078
7,500,000 United States Treasury Note/Bond 2 .250 08/15/49 4,787,109
8,615,000 United States Treasury Note/Bond 2 .375 11/15/49 5,636,768
35,850,000 United States Treasury Note/Bond 1 .250 05/15/50 17,584,705
28,000,000 United States Treasury Note/Bond 1 .375 08/15/50 14,078,750
68,500,000 United States Treasury Note/Bond 1 .625 11/15/50 36,754,531
50,000,000 United States Treasury Note/Bond 1 .875 02/15/51 28,560,547
52,500,000 United States Treasury Note/Bond 2 .375 05/15/51 33,776,367
44,575,000 United States Treasury Note/Bond 2 .000 08/15/51 26,114,682
47,500,000 United States Treasury Note/Bond 1 .875 11/15/51 26,870,898
45,000,000 United States Treasury Note/Bond 2 .250 02/15/52 27,912,305
29,000,000 United States Treasury Note/Bond 2 .875 05/15/52 20,694,219
30,000,000 United States Treasury Note/Bond 3 .000 08/15/52 21,942,187
55,250,000 United States Treasury Note/Bond 4 .000 11/15/52 48,894,092
34,600,000 United States Treasury Note/Bond 3 .625 02/15/53 28,605,820
94,000,000 United States Treasury Note/Bond 3 .625 05/15/53 77,638,125
56,000,000 United States Treasury Note/Bond 4 .125 08/15/53 50,616,563
55,000,000 United States Treasury Note/Bond 4 .750 11/15/53 55,094,531
83,000,000 United States Treasury Note/Bond 4 .250 02/15/54 76,612,891
62,250,000 United States Treasury Note/Bond 4 .625 05/15/54 61,160,625
39,000,000 United States Treasury Note/Bond 4 .250 08/15/54 36,001,875
TOTAL U.S. TREASURY SECURITIES 11,316,376,990
TOTAL GOVERNMENT BONDS
(Cost $19,697,642,237) 18,557,517,824
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 2.3%
ASSET BACKED - 0.5%
475,000 Ally Auto Receivables Trust, Series 2024 1 4 .940 10/15/29 482,549
109,983 American Airlines Pass Through Trust, Series 2015 2 3 .600 09/22/27 107,772
114,387 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 112,084
349,025 American Airlines Pass Through Trust, Series 2016 2 3 .200 06/15/28 337,926
493,590 American Airlines Pass Through Trust, Series 2016 3 3 .000 10/15/28 474,514
177,375 American Airlines Pass Through Trust, Series 2017 1 3 .650 02/15/29 172,326
526,176 American Airlines Pass Through Trust, Series 2020 A 3 .150 02/15/32 492,647
950,000 American Express Credit Account Master Trust, Series 2024 3 4 .650 07/15/29 963,295
2,000,000 American Express Credit Account Master Trust, Series 2025 1 4 .560 12/17/29 2,029,386
500,000 American Express Credit Account Master Trust, Series 2025 2 4 .280 04/15/30 504,776
1,000,000 American Express Credit Account Master Trust, Series 2023 2 4 .800 05/15/30 1,022,434
1,595,000 American Express Credit Account Master Trust, Series 2025 4 4 .300 07/15/30 1,612,120
500,000 American Express Credit Account Master Trust, Series 2023 4 5 .150 09/16/30 517,054
1,665,000 American Express Credit Account Master Trust Series, Series 2025 5 4 .510 07/15/32 1,700,380
131,058 AmeriCredit Automobile Receivables Trust, Series 2021 2 1 .010 01/19/27 130,409
944,625 AmeriCredit Automobile Receivables Trust, Series 2023 2 5 .810 05/18/28 951,707
1,000,000 BA Credit Card Trust, Series 2023 A2 4 .980 11/15/28 1,012,271
2,210,000 BA Credit Card Trust, Series 2025 A1 4 .310 05/15/30 2,235,289
1,000,000 BMW Vehicle Lease Trust, Series 2023 2 5 .980 02/25/27 1,005,037
475,000 BMW Vehicle Lease Trust, Series 2024 2 4 .210 02/25/28 476,637
1,000,000 BMW Vehicle Owner Trust, Series 2023 A 5 .250 11/26/29 1,016,638
455,000 BMW Vehicle Owner Trust, Series 2024 A 5 .040 04/25/31 465,416
10,000,000 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .523 05/15/52 9,740,002
5,024,053 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .623 05/15/52 4,902,189
3,000,000 Capital One MExecution Trust, Series 2024 A1 3 .920 09/15/29 3,003,471
500,000 Capital One MExecution Trust, Series 2025 A1 3 .820 09/16/30 499,739
500,000 Capital One MExecution Trust, Series 2025 A2 4 .020 09/15/32 498,981
895,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .620 07/16/29 902,138
500,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .660 01/15/30 507,192

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 450,000 Carmax Auto Owner Trust, Series 2025 1 4 .950% 08/15/30 $ 460,844
500,000 Carmax Auto Owner Trust, Series 2025 3 4 .470 01/15/31 506,838
25,349 CarMax Auto Owner Trust, Series 2022 1 1 .470 12/15/26 25,317
700,000 CarMax Auto Owner Trust, Series 2022 1 2 .200 11/15/27 692,370
678,094 CarMax Auto Owner Trust, Series 2023 4 6 .000 07/17/28 687,179
750,000 CarMax Auto Owner Trust, Series 2023 4 5 .960 05/15/29 774,402
1,000,000 CarMax Auto Owner Trust, Series 2024 1 4 .940 08/15/29 1,016,398
1,000,000 CarMax Auto Owner Trust, Series 2024 2 5 .510 11/15/29 1,027,975
1,000,000 CarMax Auto Owner Trust, Series 2024 4 4 .640 04/15/30 1,014,782
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .000 02/10/28 492,896
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .300 04/10/28 491,349
1,000,000 Carvana Auto Receivables Trust, Series 2024 P3 4 .310 09/10/30 1,004,591
450,000 Carvana Auto Receivables Trust, Series 2024 P4 4 .740 12/10/30 456,673
2,040,000 Chase Issuance Trust, Series 2025 A1 4 .160 07/15/30 2,053,131
1,500,000 Chase Issuance Trust, Series 2023 A2 5 .080 09/15/30 1,546,509
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A1 4 .300 06/21/30 3,031,213
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A2 4 .490 06/21/32 3,050,625
555,000 CNH Equipment Trust, Series 2023 B 5 .460 03/17/31 569,826
575,000 CNH Equipment Trust, Series 2024 A 4 .800 07/15/31 586,413
1,000,000 CNH Equipment Trust, Series 2024 B 5 .230 11/17/31 1,028,698
1,000,000 CNH Equipment Trust, Series 2024 C 4 .120 03/15/32 1,006,203
910,000 CNH Equipment Trust, Series 2025 A 4 .540 09/15/32 923,390
475,000 Daimler Trucks Retail Trust, Series 2024 1 5 .560 07/15/31 485,584
70,475 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 69,471
210,309 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 201,431
1,500,000 Discover Card Execution Note Trust, Series 2021 A2 1 .030 09/15/28 1,459,729
904,082 Exeter Automobile Receivables Trust, Series 2022 1A 3 .020 06/15/28 898,878
732,637 FedEx Corp Pass Through Trust, Series 2020 1 1 .875 02/20/34 634,016
455,000 Ford Credit Auto Lease Trust, Series 2025 A 4 .720 06/15/28 459,528
500,000 Ford Credit Auto Lease Trust, Series 2025 B 4 .230 12/15/28 502,251
634,258 Ford Credit Auto Owner Trust, Series 2022 A 1 .560 05/15/27 631,262
1,000,000 Ford Credit Auto Owner Trust, Series 2022 A 1 .910 07/15/27 994,883
1,000,000 Ford Credit Auto Owner Trust, Series 2023 C 5 .490 05/15/29 1,024,105
1,000,000 Ford Credit Auto Owner Trust, Series 2024 A 5 .010 09/15/29 1,019,771
710,000 Ford Credit Auto Owner Trust, Series 2024 C 4 .110 07/15/30 712,450
500,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .660 09/15/30 507,818
500,000 Ford Credit Auto Owner Trust, Series 2025 B 3 .950 07/15/31 499,486
710,000 (c) Ford Credit Floorplan Master Owner Trust A, Series 2024 3 4 .300 09/15/29 713,165
975,000 (c) Ford Credit Floorplan Master Owner Trust A Series, Series 2024 1 5 .290 04/15/29 993,439
870,000 Gm Financial Automobile Leasing Trust, Series 2025 2 4 .640 04/20/29 880,684
500,000 GM Financial Automobile Leasing Trust, Series 2025 3 4 .200 08/20/29 501,754
485,000 Gm Financial Consumer Automobile Receivables Trust, Series 2025 3 4 .300 09/16/31 489,242
620,697 GM Financial Consumer Automobile Receivables Trust, Series 2023 4 5 .780 08/16/28 627,850
1,000,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 1 4 .860 06/18/29 1,014,760
450,000 GM Financial Consumer Automobile Receivables Trust, Series 2025 1 4 .730 08/16/30 457,606
1,000,000 Harley-Davidson Motorcycle Trust, Series 2024 A 5 .290 12/15/31 1,024,679
620,000 Harley-Davidson Motorcycle Trust, Series 2024 B 4 .280 04/15/32 622,926
1,000,000 Honda Auto Receivables Owner Trust, Series 2024 4 4 .330 05/15/29 1,005,436
500,000 Honda Auto Receivables Owner Trust, Series 2023 4 5 .660 02/21/30 511,727
1,500,000 Honda Auto Receivables Owner Trust, Series 2024 1 5 .170 05/15/30 1,526,382
795,000 Honda Auto Receivables Owner Trust, Series 2024 2 5 .210 07/18/30 810,982
475,000 Honda Auto Receivables Owner Trust, Series 2024 3 4 .510 11/21/30 479,535
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .640 05/21/31 1,016,233
500,000 Honda Auto Receivables Owner Trust, Series 2025 3 4 .100 11/21/31 501,648
1,000,000 Hyundai Auto Receivables Trust, Series 2023 B 5 .310 08/15/29 1,016,747
475,000 Hyundai Auto Receivables Trust, Series 2023 C 5 .550 12/17/29 487,400
380,000 Hyundai Auto Receivables Trust, Series 2024 B 4 .740 09/16/30 386,220
1,000,000 Hyundai Auto Receivables Trust, Series 2024 A 4 .920 01/15/31 1,019,215
1,000,000 Hyundai Auto Receivables Trust, Series 2025 A 4 .400 04/15/31 1,010,271
865,000 Hyundai Auto Receivables Trust, Series 2025 C 3 .890 01/15/32 862,825
371,975 JetBlue Pass Through Trust, Series 2019 1 2 .750 05/15/32 329,471
705,534 JetBlue Pass Through Trust, Series 2020 1 4 .000 11/15/32 663,521

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 500,000 John Deere Owner Trust, Series 2025 B 4 .170% 12/17/29 $ 502,612
1,000,000 John Deere Owner Trust, Series 2023 B 5 .110 05/15/30 1,013,460
1,000,000 John Deere Owner Trust, Series 2023 C 5 .390 08/15/30 1,021,454
1,000,000 John Deere Owner Trust, Series 2024 B 5 .190 05/15/31 1,026,063
475,000 John Deere Owner Trust, Series 2024 C 4 .150 08/15/31 476,833
1,000,000 John Deere Owner Trust 2024, Series 2024 A 4 .910 02/18/31 1,018,474
750,000 John Deere Owner Trust 2025, Series 2025 A 4 .230 09/17/29 754,121
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 A 5 .320 02/15/30 483,725
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 B 4 .220 06/17/30 476,214
1,000,000 Mercedes-Benz Auto Receivables Trust, Series 2022 1 5 .250 02/15/29 1,012,253
450,000 Mercedes-Benz Auto Receivables Trust, Series 2025 1 4 .920 04/15/31 462,043
905,000 Mercedes-Benz Auto Receivables Trust, Series 2024 1 4 .790 07/15/31 921,552
1,000,000 Nissan Auto Lease Trust, Series 2025 A 4 .750 03/15/28 1,012,697
1,000,000 Nissan Auto Lease Trust, Series 2024 B 4 .960 08/15/28 1,012,357
940,000 Nissan Auto Receivables Owner Trust, Series 2024 A 5 .180 04/15/31 960,958
475,000 Nissan Auto Receivables Owner Trust, Series 2024 B 4 .350 09/15/31 478,469
193,463 Santander Drive Auto Receivables Trust, Series 2022 7 5 .950 01/17/28 193,846
568,224 Santander Drive Auto Receivables Trust, Series 2023 5 6 .020 09/15/28 570,524
1,000,000 Santander Drive Auto Receivables Trust, Series 2024 1 5 .230 12/15/28 1,005,632
1,715,000 Santander Drive Auto Receivables Trust, Series 2025 2 4 .670 08/15/29 1,728,499
500,000 Santander Drive Auto Receivables Trust, Series 2022 7 6 .690 03/17/31 509,956
955,000 Synchrony Card Funding LLC, Series 2024 A1 5 .040 03/15/30 969,102
1,230,000 Toyota Auto Receivables Owner, Series 2023 D 5 .490 03/15/29 1,265,421
1,145,000 Toyota Auto Receivables Owner Trust, Series 2024 B 5 .280 07/16/29 1,174,612
1,000,000 Toyota Auto Receivables Owner Trust, Series 2024 C 4 .830 11/15/29 1,017,174
700,000 Toyota Auto Receivables Owner Trust, Series 2024 D 4 .430 04/15/30 707,088
910,000 Toyota Auto Receivables Owner Trust, Series 2025 A 4 .760 05/15/30 928,582
415,000 Toyota Auto Receivables Owner Trust, Series 2025 C 4 .190 01/15/31 417,078
131,330 Union Pacific Railroad Co Pass Through Trust, Series 2015 1 2 .695 05/12/27 128,040
70,188 United Airlines Pass Through Trust, Series 2020 1 4 .875 01/15/26 70,190
921,943 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 947,649
112,965 United Airlines Pass Through Trust, Series 2015 1 3 .450 12/01/27 110,659
115,575 United Airlines Pass Through Trust, Series 2016 1 3 .100 07/07/28 111,654
115,575 United Airlines Pass Through Trust, Series 2016 1 3 .450 07/07/28 110,923
249,449 United Airlines Pass Through Trust, Series 2016 2 2 .875 10/07/28 237,596
975,894 United Airlines Pass Through Trust, Series 2018 1 3 .500 03/01/30 936,207
253,784 United Airlines Pass Through Trust, Series 2019 1 4 .150 08/25/31 247,609
189,222 United Airlines Pass Through Trust, Series 2019 2 2 .700 05/01/32 173,497
1,625,000 Verizon Master Trust, Series 2024 3 5 .340 04/22/30 1,660,601
1,000,000 Verizon Master Trust, Series 2024 6 4 .170 08/20/30 1,004,676
1,425,000 Verizon Master Trust, Series 2025 5 4 .400 06/20/31 1,441,625
2,730,000 Verizon Master Trust Series, Series 2024 4 5 .210 06/20/29 2,753,026
475,000 Volkswagen Auto Lease Trust, Series 2024 A 5 .200 12/20/28 481,176
500,000 Volkswagen Auto Lease Trust, Series 2025 A 4 .560 03/20/30 505,929
1,000,000 Volkswagen Auto Loan Enhanced, Series 2023 2 5 .570 04/22/30 1,026,296
500,000 Volkswagen Auto Loan Enhanced Trust, Series 2024 1 4 .630 07/20/29 505,777
1,000,000 Volkswagen Auto Loan Enhanced Trust, Series 2023 1 5 .010 01/22/30 1,012,873
3,000,000 WF Card Issuance Trust, Series 2024 A1 4 .940 02/15/29 3,043,474
1,000,000 WF Card Issuance Trust, Series 2024 A2 4 .290 10/15/29 1,008,261
1,000,000 World Omni Auto Receivables Trust, Series 2023 D 5 .850 08/15/29 1,029,139
1,000,000 World Omni Auto Receivables Trust, Series 2024 A 4 .840 10/15/29 1,013,826
1,000,000 World Omni Auto Receivables Trust, Series 2024 C 4 .440 05/15/30 1,006,625
1,000,000 World Omni Auto Receivables Trust, Series 2024 B 5 .230 07/15/30 1,022,431
1,000,000 World Omni Auto Receivables Trust, Series 2025 A 4 .860 11/15/30 1,018,238
500,000 World Omni Auto Receivables Trust, Series 2025 C 4 .190 11/17/31 502,871
1,000,000 World Omni Automobile Lease Securitization Trust, Series 2025 A 4 .420 04/17/28 1,007,517
950,000 World Omni Select Auto Trust, Series 2024 A 4 .980 02/15/30 955,923
TOTAL ASSET BACKED 137,573,489
OTHER MORTGAGE BACKED - 1.8%
2,500,000 BANK, Series 2020 BN30 1 .650 12/15/53 2,205,458
1,500,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,314,799
500,000 (d) BANK, Series 2020 BN30 2 .111 12/15/53 431,016

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 500,000 (d) BANK, Series 2020 BN30 2 .445% 12/15/53 $ 426,970
1,978,188 BANK, Series 2021 BN31 1 .771 02/15/54 1,753,125
1,000,000 BANK, Series 2021 BN31 2 .036 02/15/54 882,597
500,000 (d) BANK, Series 2021 BN31 2 .211 02/15/54 433,583
500,000 (d) BANK, Series 2021 BN31 2 .383 02/15/54 427,406
500,000 (d) BANK, Series 2021 BN31 2 .545 02/15/54 408,199
2,000,000 BANK, Series 2017 BNK9 3 .538 11/15/54 1,961,976
500,000 BANK, Series 2022 BNK43 4 .399 08/15/55 490,768
500,000 (d) BANK, Series 2022 BNK43 5 .402 08/15/55 457,934
800,000 BANK, Series 2023 BNK45 5 .203 02/15/56 821,176
1,000,000 BANK, Series 2023 BNK46 5 .745 08/15/56 1,063,405
1,000,000 BANK, Series 2024 BNK47 5 .716 06/15/57 1,065,721
1,000,000 BANK, Series 2024 BNK48 4 .775 10/15/57 1,001,714
1,000,000 (d) BANK, Series 2025 BNK49 5 .623 03/15/58 1,060,311
1,500,000 BANK, Series 2017 BNK5 3 .390 06/15/60 1,480,378
2,222,412 BANK, Series 2018 BN10 3 .641 02/15/61 2,210,862
2,000,000 (d) BANK, Series 2018 BN10 3 .898 02/15/61 1,946,279
8,000,000 BANK, Series 2019 BN18 3 .584 05/15/62 7,668,867
4,841,667 BANK, Series 2020 BN28 1 .584 03/15/63 4,288,090
1,000,000 BANK, Series 2021 BN34 2 .438 06/15/63 878,841
1,000,000 BANK, Series 2021 BN33 2 .556 05/15/64 900,688
1,000,000 BANK, Series 2021 BN33 2 .792 05/15/64 887,223
500,000 BANK, Series 2021 BN33 3 .297 05/15/64 423,089
1,000,000 (c),(d) BANK, Series 2021 BN35 2 .500 06/15/64 761,077
500,000 Bank5, Series 2025 5YR13 5 .753 01/15/58 525,011
500,000 Bank5, Series 2025 5YR15 5 .452 07/15/58 519,944
500,000 (d) BANK5, Series 2023 5YR3 6 .724 09/15/56 531,373
1,731,227 BANK5, Series 2023 5YR4 6 .500 12/15/56 1,827,207
2,000,000 BANK5, Series 2024 5YR7 5 .769 06/15/57 2,088,727
658,000 BANK5, Series 2024 5YR9 5 .614 08/15/57 685,310
1,000,000 BANK5, Series 2024 5YR11 5 .893 11/15/57 1,052,567
500,000 (d) BANK5, Series 2024 5YR12 5 .902 12/15/57 526,835
1,000,000 BANK5, Series 2025 5YR14 5 .646 04/15/58 1,046,956
500,000 BANK5, Series 2025 5YR16 5 .282 08/15/63 516,898
500,000 BANK5 Trust, Series 2024 5YR6 6 .225 05/15/57 528,423
1,500,000 (d) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 1,598,753
500,000 Barclays Commercial Mortgage S, Series 2025 5C37 5 .015 09/15/58 511,609
3,000,000 BBCMS Mortgage Trust, Series 2017 C1 3 .674 02/15/50 2,960,184
8,939,110 BBCMS Mortgage Trust, Series 2020 C6 2 .690 02/15/53 8,426,842
500,000 BBCMS Mortgage Trust, Series 2022 C17 4 .441 09/15/55 493,204
500,000 BBCMS Mortgage Trust, Series 2023 C20 5 .310 07/15/56 518,873
1,000,000 (d) BBCMS Mortgage Trust, Series 2023 C21 6 .000 09/15/56 1,077,440
955,000 BBCMS Mortgage Trust, Series 2023 C22 6 .521 11/15/56 1,052,217
1,500,000 BBCMS Mortgage Trust, Series 2024 C24 5 .419 02/15/57 1,568,062
2,000,000 BBCMS Mortgage Trust, Series 2024 5C25 5 .946 03/15/57 2,095,232
500,000 BBCMS Mortgage Trust, Series 2024 5C27 6 .014 07/15/57 526,417
500,000 BBCMS Mortgage Trust, Series 2024 5C29 5 .208 09/15/57 513,660
500,000 BBCMS Mortgage Trust, Series 2024 C28 5 .403 09/15/57 522,626
500,000 (d) BBCMS Mortgage Trust, Series 2024 C28 5 .844 09/15/57 523,843
1,000,000 BBCMS Mortgage Trust, Series 2024 C30 5 .532 11/15/57 1,054,434
500,000 BBCMS Mortgage Trust, Series 2024 5C31 5 .609 12/15/57 522,032
1,000,000 BBCMS Mortgage Trust, Series 2025 5C33 5 .839 03/15/58 1,054,671
750,000 BBCMS Mortgage Trust, Series 2025 C35 5 .289 07/15/58 776,683
500,000 BBCMS Mortgage Trust, Series 2025 5C36 5 .517 08/15/58 522,359
1,000,000 BBCMS Mortgage Trust, Series 2025 C32 5 .433 02/15/62 1,047,980
1,000,000 (d) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 972,335
116,339 Benchmark Mortgage Trust, Series 2018 B4 3 .976 07/15/51 115,701
1,000,000 (d) Benchmark Mortgage Trust, Series 2018 B4 4 .665 07/15/51 893,965
5,850,000 Benchmark Mortgage Trust, Series 2019 B11 3 .542 05/15/52 5,643,126
1,000,000 (d) Benchmark Mortgage Trust, Series 2020 B16 2 .944 02/15/53 910,023
1,500,000 (d) Benchmark Mortgage Trust, Series 2020 B16 3 .176 02/15/53 1,322,609
1,500,000 (d) Benchmark Mortgage Trust, Series 2020 B16 3 .522 02/15/53 1,239,358

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (d) Benchmark Mortgage Trust, Series 2018 B7 4 .510% 05/15/53 $ 2,006,074
5,000,000 Benchmark Mortgage Trust, Series 2020 B18 1 .925 07/15/53 4,411,945
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .704 12/17/53 2,208,214
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .978 12/17/53 2,201,940
2,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .685 01/15/54 2,215,401
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .973 01/15/54 1,309,523
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 2 .163 01/15/54 1,275,041
1,959,622 Benchmark Mortgage Trust, Series 2021 B23 1 .620 02/15/54 1,845,799
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 1 .823 02/15/54 1,309,844
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .070 02/15/54 1,312,172
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .095 02/15/54 379,274
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .274 02/15/54 415,679
500,000 (d) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 362,935
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .577 04/15/54 896,133
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .847 04/15/54 871,975
1,700,000 Benchmark Mortgage Trust, Series 2021 B26 2 .613 06/15/54 1,523,860
702,000 (d) Benchmark Mortgage Trust, Series 2021 B26 2 .669 06/15/54 582,992
500,000 Benchmark Mortgage Trust, Series 2021 B26 2 .825 06/15/54 433,196
1,500,000 Benchmark Mortgage Trust, Series 2021 B27 2 .512 07/15/54 1,282,810
1,000,000 Benchmark Mortgage Trust, Series 2023 V2 5 .358 05/15/55 1,018,631
500,000 (d) Benchmark Mortgage Trust, Series 2022 B36 4 .470 07/15/55 492,157
500,000 (d) Benchmark Mortgage Trust, Series 2022 B36 5 .289 07/15/55 461,845
500,000 Benchmark Mortgage Trust, Series 2024 V5 5 .805 01/10/57 521,257
500,000 (d) Benchmark Mortgage Trust, Series 2024 V5 6 .417 01/10/57 523,064
1,000,000 Benchmark Mortgage Trust, Series 2024 V8 5 .707 07/15/57 1,041,747
730,000 Benchmark Mortgage Trust, Series 2024 V10 5 .277 09/15/57 751,978
1,000,000 Benchmark Mortgage Trust, Series 2024 V11 5 .423 11/15/57 1,034,768
1,330,000 Benchmark Mortgage Trust, Series 2024 V12 5 .738 12/15/57 1,394,377
835,000 Benchmark Mortgage Trust, Series 2025 V13 5 .216 02/15/58 858,872
500,000 (d) Benchmark Mortgage Trust, Series 2025 V16 5 .439 08/15/58 520,306
500,000 Benchmark Mortgage Trust, Series 2025 B41 5 .098 07/15/68 510,859
1,856,317 Benchmark Mortgage Trust, Series 2019 B15 2 .914 12/15/72 1,766,454
500,000 BENCHMARK Mortgage Trust, Series 2025 V14 5 .660 04/15/57 523,969
500,000 BENCHMARK Mortgage Trust, Series 2025 V17 4 .357 09/15/58 497,795
895,000 (d) BMARK, Series 2023 V4 6 .841 11/15/56 951,237
1,500,000 (d) BMO Mortgage Trust, Series 2023 C4 5 .117 02/15/56 1,535,704
1,000,000 (d) BMO Mortgage Trust, Series 2023 5C1 6 .534 08/15/56 1,050,715
2,000,000 (d) BMO Mortgage Trust, Series 2023 C6 5 .956 09/15/56 2,134,215
910,000 BMO Mortgage Trust, Series 2023 5C2 6 .673 11/15/56 961,914
1,000,000 BMO Mortgage Trust, Series 2023 C7 6 .160 12/15/56 1,078,990
2,730,000 (d) BMO Mortgage Trust, Series 2024 C8 5 .598 03/15/57 2,886,958
770,000 BMO Mortgage Trust, Series 2024 5C6 5 .316 09/15/57 793,739
673,000 (d) BMO Mortgage Trust, Series 2024 C10 5 .478 11/15/57 704,561
950,000 (d) BMO Mortgage Trust, Series 2024 5C7 5 .888 11/15/57 980,542
577,000 (d) BMO Mortgage Trust, Series 2024 5C8 5 .625 12/15/57 601,782
500,000 BMO Mortgage Trust, Series 2025 C11 5 .687 02/15/58 531,059
500,000 (d) BMO Mortgage Trust, Series 2025 5C9 5 .779 04/15/58 524,966
500,000 (d) BMO Mortgage Trust, Series 2025 C12 5 .871 06/15/58 537,595
500,000 (b) BMO Mortgage Trust, Series 2025 5C12 5 .180 10/15/58 514,607
1,000,000 (d) CD Mortgage Trust, Series 2016 CD2 3 .526 11/10/49 973,487
2,000,000 CD Mortgage Trust, Series 2017 CD3 3 .631 02/10/50 1,942,809
12,312 CD Mortgage Trust, Series 2017 CD5 3 .025 08/15/50 12,128
2,500,000 CD Mortgage Trust, Series 2017 CD5 3 .431 08/15/50 2,456,650
1,000,000 (d) CD Mortgage Trust, Series 2017 CD5 3 .684 08/15/50 976,760
1,750,000 CD Mortgage Trust, Series 2018 CD7 4 .279 08/15/51 1,738,437
1,000,000 Citigroup Commercial Mortgage Trust, Series 2016 GC36 3 .616 02/10/49 993,742
2,000,000 Citigroup Commercial Mortgage Trust, Series 2016 GC37 3 .314 04/10/49 1,991,132
500,000 Citigroup Commercial Mortgage Trust, Series 2016 GC37 3 .576 04/10/49 496,522
1,500,000 Citigroup Commercial Mortgage Trust, Series 2016 C2 2 .832 08/10/49 1,478,975
1,000,000 Citigroup Commercial Mortgage Trust, Series 2017 P8 3 .465 09/15/50 974,619
1,000,000 (d) COMM Mortgage Trust, Series 2015 LC19 4 .200 02/10/48 961,745
700,704 COMM Mortgage Trust, Series 2015 LC23 3 .774 10/10/48 699,793

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,733,832 COMM Mortgage Trust, Series 2019 GC44 2 .827% 08/15/57 $ 1,666,953
3,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 2,793,781
650,000 (d) CSAIL Commercial Mortgage Trust, Series 2016 C6 5 .087 01/15/49 608,740
2,000,000 (d) CSAIL Commercial Mortgage Trust, Series 2018 CX12 4 .224 08/15/51 1,990,476
10,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4 .053 03/15/52 9,887,465
568,649 DBGS Mortgage Trust, Series 2018 C1 4 .358 10/15/51 565,436
5,790,000 DBGS Mortgage Trust, Series 2018 C1 4 .466 10/15/51 5,777,314
1,590,000 DBJPM Mortgage Trust, Series 2017 C6 3 .328 06/10/50 1,561,795
318,116 DBJPM Mortgage Trust, Series 2020 C9 1 .900 08/15/53 317,524
3,500,000 DBJPMortgage Trust, Series 2016 C1 3 .276 05/10/49 3,469,171
1,000,000 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 985,281
1,000,000 (d) FHLMC Multifamily Structured P, Series 2025 K543 4 .329 06/25/30 1,010,291
1,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .199 12/25/27 1,413,182
8,440,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .603 12/25/27 8,039,135
1,224,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .760 03/25/28 1,164,794
749,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .369 04/25/28 702,410
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K505 4 .819 06/25/28 3,057,506
2,855,944 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K744 1 .712 07/25/28 2,698,544
8,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K506 4 .650 08/25/28 8,128,830
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K508 4 .740 08/25/28 1,019,714
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K507 4 .800 09/25/28 2,040,508
725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K509 4 .850 09/25/28 741,947
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K514 4 .572 12/25/28 2,030,146
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K517 5 .355 01/25/29 3,122,003
2,075,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K518 5 .400 01/25/29 2,157,998
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K516 5 .477 01/25/29 3,120,595
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K520 5 .180 03/25/29 2,069,844
950,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K524 4 .720 05/25/29 971,286
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K528 4 .508 07/25/29 2,539,869
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K527 4 .618 07/25/29 2,549,134
1,725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K529 4 .791 09/25/29 1,769,815
4,545,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K530 4 .792 09/25/29 4,663,658
3,838,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K531 4 .630 10/25/29 3,918,383
2,925,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K532 4 .250 11/25/29 2,945,888
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K535 4 .690 11/25/29 2,046,246
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K534 4 .700 11/25/29 1,023,344
3,015,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K533 4 .230 12/25/29 3,034,273
500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K539 4 .410 01/25/30 506,650
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series S K538 4 .478 01/25/30 2,031,854
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K536 4 .850 01/25/30 1,029,642
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K541 4 .348 02/25/30 1,010,926
585,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K537 4 .430 02/25/30 593,303
811,135 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .229 03/25/30 763,760
500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K542 4 .404 04/25/30 506,602
884,463 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .101 08/25/30 819,063
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K753 4 .400 10/25/30 1,013,404
1,826,739 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .353 11/25/30 1,708,260
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K754 4 .940 11/25/30 2,075,420
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K126 1 .792 01/25/31 888,764
9,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .846 01/25/31 8,050,082
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 2 .108 01/25/31 2,718,528
1,332,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .851 02/25/31 1,185,206
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K755 5 .203 02/25/31 1,050,062
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .749 03/25/31 882,887
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 2 .020 03/25/31 1,803,297
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K129 1 .647 05/25/31 873,951
4,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K756 4 .963 05/25/31 4,157,482
10,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K757 4 .456 08/25/31 10,142,314
3,600,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K758 4 .680 10/25/31 3,691,542
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K760 4 .550 01/25/32 1,018,177
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K759 4 .800 01/25/32 2,063,333
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K761 4 .400 06/25/32 1,008,522

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022 K148 3 .500% 07/25/32 $ 2,867,307
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 160 4 .500 08/25/33 2,021,302
4,748,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 162 5 .150 12/25/33 4,998,978
1,500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 163 5 .000 03/25/34 1,563,934
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 165 4 .489 09/25/34 2,513,464
4,380,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 167 4 .760 10/25/34 4,487,642
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 169 4 .660 12/25/34 1,016,483
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 171 4 .400 06/25/35 994,753
1,829,075 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .007 07/25/35 1,578,462
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .438 02/25/36 1,647,322
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1521 2 .184 08/25/36 1,591,791
1,740,000 (d) Freddie Mac Structured Certificates, Series S K526 4 .543 07/25/29 1,770,386
1,135,745 GS Mortgage Securities Trust, Series 2016 GS4 3 .178 11/10/49 1,123,363
1,350,000 (d) GS Mortgage Securities Trust, Series 2016 GS4 4 .032 11/10/49 1,232,203
3,033 GS Mortgage Securities Trust, Series 2017 GS7 2 .945 08/10/50 2,985
1,500,000 GS Mortgage Securities Trust, Series 2017 GS7 3 .430 08/10/50 1,469,288
2,500,000 GS Mortgage Securities Trust, Series 2019 GC38 3 .968 02/10/52 2,452,794
500,000 (d) GS Mortgage Securities Trust, Series 2019 GC38 4 .309 02/10/52 480,278
988,421 GS Mortgage Securities Trust, Series 2020 GC45 2 .898 02/13/53 971,562
4,000,000 (d) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 3,701,548
2,000,000 (d) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 1,817,161
2,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .125 05/12/53 1,821,735
4,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .377 05/12/53 3,663,423
888,223 GS Mortgage Securities Trust, Series 2020 GSA2 1 .662 12/12/53 846,183
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 1 .721 12/12/53 2,684,816
2,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 1,764,583
1,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .224 12/12/53 860,397
1,000,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 988,102
811,201 (d) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4 .118 05/15/48 809,431
1,049,267 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 3 .770 12/15/48 1,046,873
1,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3 .576 03/17/49 996,240
500,000 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3 .970 03/17/49 493,307
500,000 (d) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .849 03/17/49 495,761
681,668 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP6 3 .109 07/15/50 669,645
2,500,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .454 09/15/50 2,454,948
1,594,445 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3 .219 06/13/52 1,564,710
5,922,824 JPMDB Commercial Mortgage Securities Trust, Series 2016 C4 3 .141 12/15/49 5,818,058
2,388,522 JPMDB Commercial Mortgage Securities Trust, Series 2019 COR6 2 .946 11/13/52 2,384,556
146,733 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3 .306 04/15/48 144,598
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017 C33 3 .599 05/15/50 1,978,273
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 5C1 5 .635 03/15/58 1,046,184
290,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 C35 5 .328 08/15/58 301,949
535,000 Morgan Stanley Capital I Trust, Series 2016 UBS9 3 .594 03/15/49 532,307
1,000,000 (d) Morgan Stanley Capital I Trust, Series 2018 H3 4 .995 07/15/51 931,623
903,167 (d) Morgan Stanley Capital I Trust, Series 2018 L1 4 .238 10/15/51 902,895
197,174 Morgan Stanley Capital I Trust, Series 2018 L1 4 .288 10/15/51 196,813
1,500,000 (d) Morgan Stanley Capital I Trust, Series 2018 L1 4 .407 10/15/51 1,497,869
1,000,000 Morgan Stanley Capital I Trust, Series 2019 L2 4 .071 03/15/52 979,750
3,596,480 Morgan Stanley Capital I Trust, Series 2019 H6 3 .224 06/15/52 3,537,307
750,000 Morgan Stanley Capital I Trust, Series 2019 H6 3 .417 06/15/52 725,012
3,343,615 Morgan Stanley Capital I Trust, Series 2020 HR8 1 .790 07/15/53 2,986,737
2,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .438 05/15/54 1,820,822
1,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .951 05/15/54 898,352
1,000,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .472 05/15/56 1,042,268
1,500,000 (d) MSWF Commercial Mortgage Trust, Series 2023 2 6 .014 12/15/56 1,625,233
289,162 UBS Commercial Mortgage Trust, Series 2017 C3 2 .998 08/15/50 288,636
1,500,000 UBS Commercial Mortgage Trust, Series 2017 C3 3 .426 08/15/50 1,464,202
1,000,000 (d) UBS Commercial Mortgage Trust, Series 2017 C3 3 .739 08/15/50 970,812
11,000,000 UBS Commercial Mortgage Trust, Series 2018 C10 4 .313 05/15/51 10,944,077
2,000,000 UBS Commercial Mortgage Trust, Series 2018 C12 4 .296 08/15/51 1,982,195
2,400,000 (d) UBS Commercial Mortgage Trust, Series 2018 C14 5 .379 12/15/51 2,254,181
640,550 Wells Fargo Commercial Mortgage Trust, Series 2015 C31 3 .695 11/15/48 639,265

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 480,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS4 4 .224% 12/15/48 $ 477,774
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1 2 .652 08/15/49 1,968,380
500,000 Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1 2 .967 08/15/49 436,005
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 NXS6 3 .377 11/15/49 980,916
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2018 C46 4 .152 08/15/51 1,987,279
2,700,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C49 3 .760 03/15/52 2,661,022
1,477,816 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 3 .635 05/15/52 1,466,318
3,250,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 4 .192 05/15/52 3,053,892
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C53 3 .040 10/15/52 9,502,133
2,431,506 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 1 .810 07/15/53 2,195,705
1,500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .092 07/15/53 1,337,433
500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .398 07/15/53 431,594
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C57 1 .864 08/15/53 9,024,307
1,893,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C59 2 .626 04/15/54 1,702,860
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 5C1 6 .520 07/15/57 1,050,812
750,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 777,872
500,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2024 5C2 5 .920 11/15/57 526,888
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C3 6 .096 01/15/58 1,061,542
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 C64 5 .358 02/15/58 1,043,492
500,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C4 5 .673 05/15/58 524,384
117,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C33 3 .896 03/15/59 113,014
TOTAL OTHER MORTGAGE BACKED 457,090,376
TOTAL STRUCTURED ASSETS
(Cost $615,878,427) 594,663,865
TOTAL LONG-TERM INVESTMENTS
(Cost $27,175,970,061) 25,671,088,956
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
146,840,613 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (g) 146,840,613
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $146,840,613) 146,840,613
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0.9%
236,450,000 (h) Fixed Income Clearing Corporation 4 .200 10/01/25 236,450,000
TOTAL REPURCHASE AGREEMENT 236,450,000
TREASURY DEBT - 0.0%
10,000,000 United States Treasury Bill 0 .000 10/02/25 9,998,883
TOTAL TREASURY DEBT 9,998,883
TOTAL SHORT-TERM INVESTMENTS
(Cost $246,448,821) 246,448,883
TOTAL INVESTMENTS - 100.7%
(Cost $27,569,259,495) 26,064,378,452
OTHER ASSETS & LIABILITIES, NET - (0.7)% (177,016,963)
NET ASSETS - 100.0% $ 25,887,361,489
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $143,488,103.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $84,440,560 or 0.3% of Total
Investments.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $236,477,586 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
4.125%–4.375% and maturity dates 1/31/32–3/31/32, valued at $241,179,199.

Portfolio of Investments September 30, 2025
Core Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.8%
BANK LOAN OBLIGATIONS - 1.7%
AUTOMOBILES & COMPONENTS - 0.0%
$ 3,088,784 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .663% 05/06/30 $ 3,094,097
TOTAL AUTOMOBILES & COMPONENTS 3,094,097
CAPITAL GOODS - 0.1%
64,872 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan, (TSFR3M + 1.875%) 3 .870 12/11/31 65,074
1,032,590 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 2.750%) 6 .913 12/11/31 1,035,817
522,759 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 09/08/32 523,904
960,000 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .028 05/17/28 610,800
992,500 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .663 11/03/31 996,187
559,243 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .500 04/12/28 532,550
93,361 (b) KP Germany Erste GmbH 14 .157 10/27/25 83,241
892,791 (a) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 09/26/31 894,934
2,672,570 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .413 01/31/32 2,673,933
141,010 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .413 04/14/31 141,126
687,556 (a) QXO Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 04/30/32 694,094
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 6 .147 02/01/28 357,096
987,500 (a) Titan Acquisition Limited, Term Loan B, (TSFR1M + TSFR6M + 3.750%) 7 .752 02/15/29 991,336
394,423 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .502 02/28/31 394,673
3,389,536 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.250%) 6 .252 03/22/30 3,390,027
TOTAL CAPITAL GOODS 13,384,792
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,316,558 (a) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 6 .163 08/12/32 1,309,152
257,286 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR1M + TSFR3M + 2.750%) 6 .980 09/29/28 257,641
1,958,387 (a) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR1M + 2.750%) 6 .913 10/31/31 1,916,164
2,000,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .671 03/03/32 2,002,000
1,923,248 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR6M + 2.000%) 6 .129 10/15/30 1,920,709
643,681 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .386 11/30/28 644,646
49,826 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .386 11/30/28 49,901
174,261 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .558 04/12/27 80,835
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,181,048
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
301,234 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .663 07/16/32 299,351
2,382,975 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.500%) 6 .742 10/16/31 2,397,881
1,549,801 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .558 11/08/32 1,550,630
3,489,823 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .681 04/23/31 3,486,560
3,848,672 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .663 01/30/31 3,840,070
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,574,492
CONSUMER DURABLES & APPAREL - 0.1%
2,468,686 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .280 07/31/28 2,476,351
1,819,250 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .778 05/30/28 1,823,298
619,483 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%) 6 .163 06/10/30 621,422
221,810 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.000%) 6 .163 02/27/32 221,255
952,087 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .528 10/29/27 944,947
TOTAL CONSUMER DURABLES & APPAREL 6,087,273
CONSUMER SERVICES - 0.2%
3,738,693 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .913 09/23/30 3,730,898
315,492 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .663 08/17/28 316,412
1,283,625 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .413 02/06/30 1,283,285
997,927 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 01/31/31 992,938
530,988 (a) CE Intermediate I, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .376 03/25/32 532,426
646,713 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.675%) 7 .677 06/25/29 651,867
1,793,050 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .413 01/29/29 1,792,494
5,084,438 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .752 11/29/30 5,076,811
842,547 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .663 12/15/27 843,663
371,047 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .000 03/15/28 372,902
494,138 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 6 .393 04/16/29 496,146
1,009,751 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .502 11/30/29 909,533
300,409 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .663 05/03/29 300,575

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 473,259 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .393% 03/06/28 $ 398,553
TOTAL CONSUMER SERVICES 17,698,503
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
801,782 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 11/22/28 809,552
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 809,552
ENERGY - 0.0%
338,456 (a) Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%) 5 .913 11/02/26 339,243
1,234,406 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .163 03/22/29 1,236,721
729,354 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 6 .416 10/05/28 730,058
TOTAL ENERGY 2,306,022
FINANCIAL SERVICES - 0.1%
1,517,863 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .163 08/02/28 1,518,493
689,280 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .885 06/24/30 690,238
3,393,876 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .913 06/24/31 3,395,132
TOTAL FINANCIAL SERVICES 5,603,863
FOOD, BEVERAGE & TOBACCO - 0.1%
587,345 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .763 11/26/27 573,721
1,161,210 (a) Aspire Bakeries Holdings LLC, Term Loan B, (TSFR1M + 3.500%) 7 .663 12/23/30 1,169,554
2,975,019 (a) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .913 02/12/31 2,972,698
142,907 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6 .197 09/30/31 142,044
137,931 (a) Sauer Brands Inc, Delayed Draw Term Loan, (TSFR1M + 3.000%) 3 .000 02/19/32 138,912
1,458,414 (a) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%) 7 .163 02/19/32 1,468,783
1,903,907 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .252 03/31/28 1,905,734
821,285 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .502 01/29/32 822,723
TOTAL FOOD, BEVERAGE & TOBACCO 9,194,169
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,465,934 (a) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8 .413 01/15/31 3,472,432
449,628 (a) Global Medical Response, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .634 09/20/32 450,271
2,718,625 (a) ICU Medical, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.250%) 6 .457 01/08/29 2,727,855
5,646,328 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6 .163 10/23/28 5,651,946
3,096,509 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6 .663 11/15/28 3,102,640
519,587 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .163 12/03/31 521,214
1,935,970 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .663 12/19/30 1,939,600
2,481,250 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 7 .413 11/26/31 2,484,352
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,350,310
INSURANCE - 0.2%
655,313 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .163 11/06/30 655,009
1,980,038 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .666 09/19/31 1,976,721
312,585 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8 .413 09/19/30 310,991
4,429,965 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6 .913 06/16/31 4,439,090
3,398,504 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6 .575 06/20/30 3,407,306
936,203 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163 09/15/31 937,668
4,656,922 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .663 07/31/31 4,656,200
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6 .752 05/06/31 920,794
3,945,163 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .252 09/27/30 3,944,334
1,945,511 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .252 11/23/29 1,945,209
TOTAL INSURANCE 23,193,322
MATERIALS - 0.1%
633,867 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .013 09/07/27 634,507
3,652,072 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7 .338 04/13/29 3,651,268
1,171,566 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 6 .308 06/12/31 1,172,116
195,534 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5 .913 02/15/30 196,757
753,612 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8 .513 03/29/29 684,529
2,228,800 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8 .413 10/07/31 1,929,773
934,779 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9 .019 02/09/26 467,100
2,839,158 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .413 03/03/31 2,828,937
130,769 (a) USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 1 .000 09/30/31 130,749
1,259,727 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .663 09/30/31 1,259,532
TOTAL MATERIALS 12,955,268
MEDIA & ENTERTAINMENT - 0.0%
472,417 (a) Altice Financing SA, Term Loan, (TSFR3M + 5.000%) 9 .318 10/29/27 398,602

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 38,485 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .570% 08/02/27 $ 38,560
TOTAL MEDIA & ENTERTAINMENT 437,162
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
133,453 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .263 11/08/27 134,252
1,083,448 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 6 .130 08/02/27 1,083,475
205,381 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .263 11/15/27 205,002
1,109,790 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .413 05/05/28 1,112,315
2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .408 05/19/31 2,473,996
206,253 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163 04/20/29 206,424
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,215,464
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
419,707 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 6 .913 01/31/30 421,457
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 421,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,493,750 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6 .753 11/13/31 2,493,064
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,493,064
SOFTWARE & SERVICES - 0.3%
143,814 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.856%, PIK 7.500%) 11 .856 08/01/28 127,044
2,668,313 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 11/25/31 2,676,171
3,791,398 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 01/31/31 3,801,274
2,943,989 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .199 07/30/31 2,942,606
640,212 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 6 .163 01/23/32 640,315
2,500,000 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR6M + 2.250%) 6 .460 04/21/32 2,509,375
1,970,100 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .030 05/01/31 1,938,903
1,768,093 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6 .913 10/09/29 1,770,153
2,214,659 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .663 05/30/31 2,219,985
3,078,866 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 09/12/29 3,073,678
820,250 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .413 10/30/28 822,813
2,970,000 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 7 .413 06/17/31 2,970,639
2,671,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .913 01/31/30 2,671,844
97,632 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .540 05/15/28 98,975
518,775 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .040 05/15/28 234,097
456,000 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 7 .263 04/24/28 455,394
1,492,500 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .058 10/03/31 1,488,769
1,513,348 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .810 02/10/31 1,513,552
2,462,500 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .913 09/28/29 2,459,680
TOTAL SOFTWARE & SERVICES 34,415,267
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,575,968 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8 .913 12/17/29 2,610,808
1,980,025 (a) Delta TopCo, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 6 .881 11/30/29 1,961,096
144,893 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6 .248 09/22/31 145,617
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,717,521
TELECOMMUNICATION SERVICES - 0.0%
1,126,370 (a),(c) Altice France S.A., Term Loan B12, (Prime + 2.688%) 9 .938 02/02/26 1,046,584
190,543 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 7 .150 11/30/27 191,099
940,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 7 .265 10/15/29 937,006
80,463 (a) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6 .765 01/31/28 80,475
1,463,796 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .430 03/09/27 1,446,991
TOTAL TELECOMMUNICATION SERVICES 3,702,155
TRANSPORTATION - 0.0%
1,605,550 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .166 03/21/31 1,608,063
486,281 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .575 04/20/28 486,113
596,353 (a) XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%) 5 .913 05/24/28 602,102
TOTAL TRANSPORTATION 2,696,278
UTILITIES - 0.1%
653,019 (a) Calpine Corporation, Term Loan B5, (TSFR1M + 1.750%) 5 .913 02/27/32 653,068
1,620,000 (a) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7 .476 10/28/31 1,633,365
2,348,175 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .733 05/17/30 2,354,468

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 869,251 (a) Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%) 5 .913% 12/20/30 $ 871,455
TOTAL UTILITIES 5,512,356
TOTAL BANK LOAN OBLIGATIONS
(Cost $194,849,758) 194,043,435
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (d) Bright Bidco BV 2,432
7,607 (d) Bright Bidco BV 1,780
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,212
SOFTWARE & SERVICES - 0.0%
597 (d) Avaya, Inc 6,219
2,843 (d) Avaya, Inc 29,615
TOTAL SOFTWARE & SERVICES 35,834
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
726 (d) EJF SIDECAR FUND, SERIES LLC 7
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7
TOTAL COMMON STOCKS
(Cost $580,356) 40,053
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 28.7%
AUTOMOBILES & COMPONENTS - 0.5%
350,000 (e) Clarios Global LP 6 .750 02/15/30 361,554
225,000 Dana, Inc 5 .375 11/15/27 224,694
225,000 Dana, Inc 5 .625 06/15/28 224,685
325,000 Dana, Inc 4 .250 09/01/30 321,861
4,000,000 (e) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 4,094,959
1,400,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,400,513
5,800,000 General Motors Financial Co, Inc 4 .900 10/06/29 5,867,050
3,550,000 General Motors Financial Co, Inc 5 .850 04/06/30 3,712,892
12,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 10,906,884
9,350,000 General Motors Financial Co, Inc 5 .600 06/18/31 9,676,212
2,000,000 Goodyear Tire & Rubber Co 5 .000 07/15/29 1,931,349
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,724,999
500,000 (e) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 501,885
2,000,000 (e) Nemak SAB de C.V. 3 .625 06/28/31 1,748,438
1,360,000 (e) Phinia, Inc 6 .625 10/15/32 1,401,661
750,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 760,376
3,665,000 ZF North America Capital, Inc 6 .750 04/23/30 3,576,598
505,000 (e) ZF North America Capital, Inc 7 .500 03/24/31 501,562
TOTAL AUTOMOBILES & COMPONENTS 51,938,172
BANKS - 6.4%
1,500,000 (e) Akbank T.A.S. 6 .800 06/22/31 1,507,389
1,500,000 (e) Akbank TAS 7 .498 01/20/30 1,573,863
5,000,000 (e),(f),(g) Australia & New Zealand Banking Group Ltd 6 .750 N/A 5,063,065
3,800,000 (f),(g) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,239,943
1,725,000 (e) Banco Bradesco S.A. 6 .500 01/22/30 1,819,875
1,428,000 (e),(g) Banco Davivienda S.A. 8 .125 07/02/35 1,480,182
700,000 (e),(f),(g) Banco de Credito e Inversiones S.A. 8 .750 N/A 757,750
1,800,000 (e),(f),(g) Banco del Estado de Chile 7 .950 N/A 1,920,260
2,000,000 (e) Banco do Brasil S.A. 6 .000 03/18/31 2,038,738
1,725,000 (e) Banco Industrial S.A. 4 .875 01/29/31 1,718,100
2,000,000 (e),(f),(g) Banco Mercantil del Norte S.A. 8 .375 N/A 2,105,900
2,725,000 (e) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 2,655,649
2,050,000 (e) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 2,133,045
7,400,000 (f),(g) Banco Santander S.A. 9 .625 N/A 8,924,575
2,600,000 (g) Bancolombia S.A. 8 .625 12/24/34 2,807,636
1,800,000 (e) Bangkok Bank PCL 5 .650 07/05/34 1,896,887
2,600,000 (e) Bangkok Bank PCL 3 .466 09/23/36 2,363,394

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.4% (continued)
$ 2,500,000 (e) Banistmo S.A. 4 .250% 07/31/27 $ 2,465,169
4,000,000 (e),(g) Bank Hapoalim BM 3 .255 01/21/32 3,900,320
6,000,000 (e),(g) Bank Leumi Le-Israel BM 3 .275 01/29/31 5,947,500
1,000,000 Bank of America Corp 4 .450 03/03/26 1,000,663
23,880,000 Bank of America Corp 2 .592 04/29/31 22,129,277
45,500,000 Bank of America Corp 5 .288 04/25/34 47,075,194
2,375,000 Bank of America Corp 5 .511 01/24/36 2,482,618
30,375,000 Bank of America Corp 5 .744 02/12/36 31,558,671
15,175,000 Bank of America Corp 2 .676 06/19/41 11,182,675
16,150,000 (f) Bank of America Corp 6 .625 N/A 16,803,897
10,175,000 (f) Bank of New York Mellon Corp 6 .300 N/A 10,468,457
6,775,000 Barclays plc 5 .367 02/25/31 6,986,059
4,700,000 Barclays plc 3 .330 11/24/42 3,630,230
8,725,000 (f),(g) Barclays plc 9 .625 N/A 9,905,161
3,350,000 (e),(g) BBVA Bancomer S.A. 5 .125 01/18/33 3,289,700
1,100,000 (e),(g) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,157,200
20,000,000 (e),(f),(g) BNP Paribas S.A. 7 .450 N/A 20,874,940
13,650,000 CitiBank NA 4 .914 05/29/30 14,024,447
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,991,516
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,203,492
3,800,000 Citigroup, Inc 4 .450 09/29/27 3,815,467
2,250,000 Citigroup, Inc 4 .125 07/25/28 2,247,769
7,700,000 Citigroup, Inc 4 .542 09/19/30 7,735,831
20,000,000 Citigroup, Inc 2 .572 06/03/31 18,401,772
8,100,000 Citigroup, Inc 4 .503 09/11/31 8,104,379
4,900,000 (f) Citigroup, Inc 6 .250 N/A 4,930,909
8,425,000 (f) Citigroup, Inc 7 .625 N/A 8,845,037
7,500,000 (f) Citigroup, Inc 4 .000 N/A 7,470,804
8,650,000 (e) Credit Agricole S.A. 5 .222 05/27/31 8,873,432
9,600,000 (e),(f),(g) Credit Agricole S.A. 7 .125 N/A 9,803,491
12,000,000 (e),(f),(g) Credit Agricole S.A. 8 .125 N/A 12,079,878
4,050,000 Deutsche Bank AG. 5 .371 09/09/27 4,150,956
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,667,959
5,450,000 Deutsche Bank AG. 6 .819 11/20/29 5,829,640
7,075,000 Deutsche Bank AG. 4 .999 09/11/30 7,176,317
700,000 (e) Development Bank of Kazakhstan JSC 2 .950 05/06/31 623,331
1,675,000 (e) Grupo Aval Ltd 4 .375 02/04/30 1,590,287
635,000 (e),(f) Hana Bank 3 .500 N/A 625,435
6,400,000 (f),(g),(h) HSBC Holdings plc 6 .950 N/A 6,725,882
10,000,000 (f),(g) HSBC Holdings plc 8 .000 N/A 10,593,260
UGX 8,000,000,000 (e) ICBC Standard Bank plc 14 .250 06/26/34 1,928,089
10,450,000 (f),(g) ING Groep NV 7 .000 N/A 10,774,740
3,000,000 (e) Intercorp Financial Services, Inc 4 .125 10/19/27 2,978,245
2,400,000 (e),(h) Itau Unibanco Holding S.A. 6 .000 02/27/30 2,492,880
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,485,601
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,533,709
10,905,000 JPMorgan Chase & Co 3 .702 05/06/30 10,717,431
9,975,000 JPMorgan Chase & Co 5 .140 01/24/31 10,301,490
3,810,000 JPMorgan Chase & Co 1 .953 02/04/32 3,367,917
10,000,000 JPMorgan Chase & Co 4 .912 07/25/33 10,197,069
29,425,000 JPMorgan Chase & Co 5 .350 06/01/34 30,659,594
5,625,000 JPMorgan Chase & Co 6 .254 10/23/34 6,198,328
16,000,000 JPMorgan Chase & Co 5 .766 04/22/35 17,046,193
5,000,000 JPMorgan Chase & Co 5 .294 07/22/35 5,164,375
18,550,000 (h) JPMorgan Chase & Co 5 .572 04/22/36 19,552,159
8,100,000 JPMorgan Chase & Co 5 .576 07/23/36 8,397,124
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,370,350
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 11,348,773
700,000 JPMorgan Chase & Co 4 .260 02/22/48 602,047
12,500,000 (f) JPMorgan Chase & Co 6 .875 N/A 13,165,713
7,380,000 (f) JPMorgan Chase & Co 3 .650 N/A 7,299,077
5,900,000 (f),(g) Lloyds Banking Group plc 6 .750 N/A 6,038,688

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.4% (continued)
$ 7,150,000 (f),(h) M&T Bank Corp 3 .500 % N/A $ 6,889,461
3,000,000 (e),(g) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,955,000
6,800,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 6,901,546
6,000,000 (f),(g) NatWest Group plc 8 .125 N/A 6,754,530
6,300,000 (e) NBK SPC Ltd 1 .625 09/15/27 6,126,750
3,000,000 (e),(f) NBK Tier  Financing Ltd 3 .625 N/A 2,939,350
5,470,000 (e),(f),(g) Nordea Bank Abp 6 .625 N/A 5,498,389
4,720,000 PNC Bank NA 2 .700 10/22/29 4,440,743
5,100,000 PNC Financial Services Group, Inc 5 .575 01/29/36 5,321,349
4,105,000 (f) PNC Financial Services Group, Inc 3 .400 N/A 3,978,680
6,000,000 (f) PNC Financial Services Group, Inc 6 .200 N/A 6,099,624
1,960,000 Truist Bank 2 .250 03/11/30 1,786,728
7,000,000 (f) Truist Financial Corp 4 .950 N/A 6,971,189
4,500,000 (f) Truist Financial Corp 5 .100 N/A 4,492,386
3,000,000 (e) United Overseas Bank Ltd 1 .250 04/14/26 2,955,796
3,700,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 3,609,209
3,400,000 US Bancorp 4 .839 02/01/34 3,414,888
5,475,000 Wells Fargo & Co 2 .393 06/02/28 5,322,276
7,900,000 Wells Fargo & Co 6 .303 10/23/29 8,367,384
18,725,000 Wells Fargo & Co 5 .605 04/23/36 19,650,972
10,575,000 (f) Wells Fargo & Co 3 .900 N/A 10,472,301
6,825,000 (f),(h) Wells Fargo & Co 7 .625 N/A 7,305,617
TOTAL BANKS 718,249,033
CAPITAL GOODS - 1.2%
2,205,000 (e) AECOM 6 .000 08/01/33 2,254,370
2,430,000 (e) Airbus SE 3 .150 04/10/27 2,402,603
975,000 (e) Albion Financing  SARL 7 .000 05/21/30 1,008,442
650,000 (e) BAE Systems plc 1 .900 02/15/31 572,006
22,400,000 Boeing Co 2 .196 02/04/26 22,230,350
1,350,000 Boeing Co 3 .250 02/01/28 1,318,570
3,600,000 Boeing Co 5 .705 05/01/40 3,673,376
24,025,000 Boeing Co 5 .805 05/01/50 24,002,507
1,160,000 (e) Chart Industries, Inc 7 .500 01/01/30 1,207,253
1,075,000 (e) Embraer Netherlands Finance BV 7 .000 07/28/30 1,176,217
400,000 (e) Esab Corp 6 .250 04/15/29 410,921
455,000 (e) Goat Holdco LLC 6 .750 02/01/32 466,375
665,000 (e) Herc Holdings, Inc 6 .625 06/15/29 683,289
425,000 (e) Herc Holdings, Inc 7 .000 06/15/30 441,459
665,000 (e) Herc Holdings, Inc 7 .250 06/15/33 694,195
21,200,000 Honeywell International, Inc 5 .000 03/01/35 21,553,207
2,000,000 (e) IHS Holding Ltd 7 .875 05/29/30 2,066,642
1,500,000 (e) IHS Holding Ltd 8 .250 11/29/31 1,575,143
675,000 (e) James Hardie International Finance DAC 5 .000 01/15/28 670,368
6,958,000 L3Harris Technologies, Inc 5 .400 07/31/33 7,252,592
5,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 5,181,402
595,000 (e) Masterbrand, Inc 7 .000 07/15/32 614,888
280,000 (e) MITER BRAND 6 .750 04/01/32 287,631
1,000,000 (e) Quikrete Holdings, Inc 6 .375 03/01/32 1,035,844
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,666,769
6,500,000 Raytheon Technologies Corp 6 .000 03/15/31 7,015,985
5,000,000 Raytheon Technologies Corp 5 .375 02/27/53 4,886,744
1,675,000 (e) Sisecam UK plc 8 .625 05/02/32 1,748,931
1,800,000 (e) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 1,943,690
2,500,000 (e) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,765,010
1,665,000 (e) Standard Building Solutions, Inc 6 .250 08/01/33 1,687,286
1,575,000 (e) TransDigm, Inc 6 .875 12/15/30 1,631,913
1,470,000 (e) TransDigm, Inc 6 .000 01/15/33 1,486,292
425,000 (e) WESCO Distribution, Inc 7 .250 06/15/28 430,525
480,000 (e) WESCO Distribution, Inc 6 .375 03/15/33 497,581

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,595,000 (e) Windsor Holdings III LLC 8 .500% 06/15/30 $ 1,686,089
TOTAL CAPITAL GOODS 138,226,465
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,655,000 (e) ADT Corp 4 .875 07/15/32 1,602,779
325,000 (e) ASGN, Inc 4 .625 05/15/28 319,025
2,250,000 (e) Bidvest Group UK plc 6 .200 09/17/32 2,264,445
225,000 (e) CACI International, Inc 6 .375 06/15/33 232,099
590,000 (e),(i) Clean Harbors, Inc 5 .750 10/15/33 595,154
1,000,000 (e) Garda World Security Corp 4 .625 02/15/27 992,413
1,035,000 (e) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,098,025
472,000 (e) Prime Security Services Borrower LLC 5 .750 04/15/26 473,933
1,300,000 (e) Prime Security Services Borrower LLC 3 .375 08/31/27 1,263,694
2,655,000 (e) Prime Security Services Borrower LLC 6 .250 01/15/28 2,652,675
395,000 (e) Science Applications International Corp 5 .875 11/01/33 395,123
3,900,000 Verisk Analytics, Inc 4 .500 08/15/30 3,911,708
3,675,000 Verisk Analytics, Inc 5 .250 03/15/35 3,746,435
420,000 Verisk Analytics, Inc 3 .625 05/15/50 313,498
1,235,000 Waste Management, Inc 1 .500 03/15/31 1,070,149
7,700,000 Waste Management, Inc 4 .950 03/15/35 7,815,379
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 28,746,534
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,670,000 (e) Asbury Automotive Group, Inc 4 .625 11/15/29 2,591,176
755,000 (e) Asbury Automotive Group, Inc 5 .000 02/15/32 724,975
3,550,000 AutoNation, Inc 5 .890 03/15/35 3,668,559
925,000 (e) Bath & Body Works, Inc 6 .625 10/01/30 945,625
550,000 (e) Group 1 Automotive, Inc 4 .000 08/15/28 534,496
636,000 Kohl's Corp 4 .625 05/01/31 502,090
800,000 (e) LCM Investments Holdings II LLC 4 .875 05/01/29 783,802
790,000 (e) LCM Investments Holdings II LLC 8 .250 08/01/31 835,507
850,000 (e) Lithia Motors, Inc 4 .625 12/15/27 841,627
2,450,000 (e),(h) Macy's Retail Holdings LLC 6 .125 03/15/32 2,452,364
4,900,000 (e) Magic Mergeco, Inc 5 .250 05/01/28 4,510,004
4,215,000 (h) O'Reilly Automotive, Inc 3 .550 03/15/26 4,203,043
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,155,621
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 2,092,570
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 8,306,558
437,000 (e) Prosus NV 4 .850 07/06/27 439,809
1,425,000 (e) Prosus NV 4 .193 01/19/32 1,366,235
1,500,000 (e) Queen MergerCo, Inc 6 .750 04/30/32 1,553,094
1,000,000 (e) Staples, Inc 10 .750 09/01/29 988,770
3,025,000 Walmart, Inc 4 .350 04/28/30 3,074,651
460,000 (e) Wand NewCo 3, Inc 7 .625 01/30/32 484,665
335,000 (e) Wayfair LLC 7 .250 10/31/29 345,399
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 43,400,640
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (e) CD&R Smokey Buyer, Inc 9 .500 10/15/29 782,078
5,000,000 Lennar Corp 5 .000 06/15/27 5,040,400
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,191,022
400,000 (e) TopBuild Corp 5 .625 01/31/34 398,546
TOTAL CONSUMER DURABLES & APPAREL 7,412,046
CONSUMER SERVICES - 0.3%
1,035,000 (e) 1011778 BC ULC 6 .125 06/15/29 1,058,290
1,455,000 (e),(h) Caesars Entertainment, Inc 6 .000 10/15/32 1,433,117
2,570,000 (e) Carnival Corp 5 .750 08/01/32 2,615,432
2,000,000 (e) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,998,197
3,285,000 (e) Churchill Downs, Inc 6 .750 05/01/31 3,366,649
1,960,000 (e) Flutter Treasury Designated Activity Co 6 .375 04/29/29 2,023,933
125,000 (e) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 125,152
2,990,000 (e) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 3,051,791
2,200,000 (e) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 2,013,232
1,050,000 (e) Hilton Domestic Operating Co, Inc 5 .750 09/15/33 1,064,018
540,000 (e) International Game Technology plc 6 .250 01/15/27 545,078

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3% (continued)
$ 350,000 (e) Light & Wonder International, Inc 7 .500% 09/01/31 $ 363,985
500,000 (e) Light & Wonder International, Inc 6 .250 10/01/33 500,850
425,000 (e),(h) Marriott Ownership Resorts, Inc 4 .500 06/15/29 410,104
2,000,000 (e) Meituan 4 .500 04/02/28 2,001,671
1,000,000 (e) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 861,702
1,475,000 MGM Resorts International 6 .125 09/15/29 1,501,251
1,420,000 (e) Motion Finco Sarl 8 .375 02/15/32 1,227,849
400,000 (e) NCL Corp Ltd 5 .875 01/15/31 399,985
625,000 (e) NCL Corp Ltd 6 .250 09/15/33 628,235
2,335,000 Sands China Ltd 2 .300 03/08/27 2,267,614
1,400,000 Sands China Ltd 5 .900 08/08/28 1,432,341
1,200,000 Service Corp International 5 .750 10/15/32 1,215,694
1,980,000 (e),(h) Six Flags Entertainment Corp 6 .625 05/01/32 2,017,250
1,175,000 (e) Wynn Macau Ltd 5 .625 08/26/28 1,173,806
1,100,000 (e) Wynn Resorts Finance LLC 6 .250 03/15/33 1,117,028
TOTAL CONSUMER SERVICES 36,414,254
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,505,000 (e) Albertsons Cos, Inc 6 .500 02/15/28 3,560,237
500,000 (e) Albertsons Cos, Inc 6 .250 03/15/33 511,350
18,300,000 Kroger Co 5 .000 09/15/34 18,455,361
7,325,000 Kroger Co 5 .500 09/15/54 7,139,386
1,380,000 (e) Performance Food Group, Inc 6 .125 09/15/32 1,413,549
730,000 SYSCO Corp 3 .750 10/01/25 730,000
2,850,000 SYSCO Corp 5 .400 03/23/35 2,945,202
3,700,000 SYSCO Corp 3 .150 12/14/51 2,476,110
785,000 (e) US Foods, Inc 6 .875 09/15/28 809,062
5,900,000 Walmart, Inc 2 .500 09/22/41 4,272,027
5,150,000 Walmart, Inc 4 .500 04/15/53 4,612,711
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 46,924,995
ENERGY - 2.6%
2,500,000 (e) Antero Midstream Partners LP 5 .750 01/15/28 2,495,105
2,000,000 (e) Antero Midstream Partners LP 6 .625 02/01/32 2,059,864
900,000 (e) Antero Midstream Partners LP 5 .750 10/15/33 896,009
1,875,000 (e) Archrock Partners LP 6 .250 04/01/28 1,877,593
1,580,000 (e) Archrock Partners LP 6 .625 09/01/32 1,620,736
9,200,000 BP Capital Markets America, Inc 5 .227 11/17/34 9,502,524
400,000 (e) Buckeye Partners LP 6 .750 02/01/30 415,460
12,300,000 Cheniere Energy Partners LP 4 .000 03/01/31 11,861,727
4,250,000 Cheniere Energy Partners LP 3 .250 01/31/32 3,871,801
6,900,000 Cheniere Energy Partners LP 5 .750 08/15/34 7,173,167
280,000 (e) Chord Energy Corp 6 .000 10/01/30 278,050
2,000,000 (e) Chord Energy Corp 6 .750 03/15/33 2,026,377
1,440,000 (e) Civitas Resources, Inc 8 .375 07/01/28 1,492,631
1,750,000 (e) Civitas Resources, Inc 8 .750 07/01/31 1,792,894
1,475,000 (e) CNX Resources Corp 7 .250 03/01/32 1,530,205
2,000,000 (e) Cosan Ltd 5 .500 09/20/29 1,968,900
1,790,000 (e) DT Midstream, Inc 4 .125 06/15/29 1,746,439
1,490,000 (e) DT Midstream, Inc 4 .375 06/15/31 1,439,987
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 1,075,973
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 2,040,508
2,675,000 (e) Empresa Nacional del Petroleo 3 .450 09/16/31 2,460,865
6,875,000 Enbridge, Inc 5 .700 03/08/33 7,234,957
3,960,000 Enbridge, Inc 2 .500 08/01/33 3,370,889
10,350,000 Enbridge, Inc 8 .500 01/15/84 11,837,450
1,450,000 (e) Energean Israel Finance Ltd 8 .500 09/30/33 1,530,479
450,000 Energy Transfer LP 5 .400 10/01/47 411,908
4,625,000 Energy Transfer LP 5 .000 05/15/50 3,959,014
7,950,000 Energy Transfer LP 5 .950 05/15/54 7,699,012
10,000,000 (f) Energy Transfer LP 7 .125 N/A 10,332,970
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,876,195
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,475,908
850,000 (e) EQT Corp 3 .125 05/15/26 842,212

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.6% (continued)
$ 1,200,000 EQT Corp 6 .500% 07/01/27 $ 1,228,507
1,756,000 EQT Corp 4 .500 01/15/29 1,756,252
695,000 EQT Corp 6 .375 04/01/29 720,706
1,600,000 Expand Energy Corp 5 .700 01/15/35 1,644,497
2,097,570 (e) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,904,497
2,750,000 (e) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,422,277
490,000 Genesis Energy LP 8 .250 01/15/29 511,029
1,450,000 (e) Hilcorp Energy I LP 5 .750 02/01/29 1,428,394
1,450,000 (e) Hilcorp Energy I LP 6 .000 02/01/31 1,396,437
2,000,000 (e) Hilcorp Energy I LP 8 .375 11/01/33 2,100,556
3,500,000 (e) KazMunayGas National Co JSC 3 .500 04/14/33 3,154,576
2,000,000 (e) Kinetik Holdings LP 6 .625 12/15/28 2,052,844
1,070,000 (e) Kodiak Gas Services LLC 7 .250 02/15/29 1,110,302
335,000 (e) Kodiak Gas Services LLC 6 .500 10/01/33 341,089
500,000 (e) Kodiak Gas Services LLC 6 .750 10/01/35 513,378
1,325,000 (e) Kosmos Energy Ltd 7 .750 05/01/27 1,288,562
725,000 (e),(h) Kosmos Energy Ltd 8 .750 10/01/31 562,427
15,040,000 Marathon Petroleum Corp 3 .800 04/01/28 14,893,079
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 860,698
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,345,608
1,500,000 (e) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,564,005
5,000,000 (e) MEG Energy Corp 5 .875 02/01/29 4,999,721
710,000 (e) Midwest Connector Capital Co LLC 4 .625 04/01/29 713,089
4,475,000 MPLX LP 1 .750 03/01/26 4,428,077
7,235,000 MPLX LP 2 .650 08/15/30 6,642,327
7,735,000 (e) Northern Natural Gas Co 3 .400 10/16/51 5,295,950
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,769,441
1,450,000 (e) Oleoducto Central S.A. 4 .000 07/14/27 1,425,474
1,600,000 ONEOK, Inc 5 .700 11/01/54 1,510,512
1,075,000 (e) ORLEN S.A. 6 .000 01/30/35 1,124,229
2,000,000 (e) Parkland Corp 4 .500 10/01/29 1,947,764
1,260,000 (e) Parkland Corp 4 .625 05/01/30 1,225,051
1,210,000 (e) Permian Resources Operating LLC 7 .000 01/15/32 1,254,937
3,600,000 (e) Pertamina Hulu Energi PT 5 .250 05/21/30 3,676,483
6,200,000 (e) Pertamina Persero PT 1 .400 02/09/26 6,124,911
850,000 (e),(h) Pertamina Persero PT 3 .650 07/30/29 826,799
1,667,000 Petrobras Global Finance BV 5 .999 01/27/28 1,696,841
2,925,000 Petrobras Global Finance BV 6 .250 01/10/36 2,886,536
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,180,200
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 6,187,823
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,727,648
4,870,000 (e) Petronas Capital Ltd 4 .950 01/03/31 5,027,434
3,600,000 (e) Petronas Capital Ltd 5 .340 04/03/35 3,754,947
1,000,000 (e) Petronas Energy Canada Ltd 2 .112 03/23/28 955,314
860,000 Phillips 66 Co 3 .150 12/15/29 821,874
775,000 Phillips 66 Co 4 .680 02/15/45 663,157
2,050,000 (e) Promigas S.A. ESP 3 .750 10/16/29 1,937,617
3,000,000 (e) Qatar Petroleum 2 .250 07/12/31 2,699,940
2,100,000 (e) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,934,310
2,890,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 2,899,501
8,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 8,394,179
3,175,000 (e) Saudi Arabian Oil Co 2 .250 11/24/30 2,868,581
1,375,000 (e) Saudi Arabian Oil Co 5 .250 07/17/34 1,414,316
880,000 (e) SM Energy Co 6 .750 08/01/29 884,218
3,425,000 (e) Southern Gas Corridor CJSC 6 .875 03/24/26 3,460,390
2,235,000 (e) Sunoco LP 7 .000 05/01/29 2,314,132
1,150,000 Sunoco LP 4 .500 05/15/29 1,121,874
500,000 (e) Sunoco LP 5 .625 03/31/31 496,311
500,000 (e) Sunoco LP 5 .875 03/15/34 495,671
2,200,000 (e) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,987,300
1,450,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 1,099,425
5,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 3,799,704

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.6% (continued)
$ 2,000,000 TotalEnergies Capital S.A. 5 .488% 04/05/54 $ 1,978,147
7,835,000 TransCanada Trust 5 .500 09/15/79 7,762,243
832,500 (e) Transocean, Inc 8 .750 02/15/30 875,932
500,000 USA Compression Partners LP 6 .875 09/01/27 499,887
2,125,000 (e) USA Compression Partners LP 7 .125 03/15/29 2,191,563
400,000 (e) USA Compression Partners LP 6 .250 10/01/33 401,530
2,000,000 (e) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,887,696
2,205,000 (e) Venture Global LNG, Inc 8 .125 06/01/28 2,282,329
3,000,000 (e) Venture Global LNG, Inc 9 .875 02/01/32 3,266,170
635,000 (e) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 668,437
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,828,674
TOTAL ENERGY 294,314,145
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
6,850,000 Agree LP 2 .000 06/15/28 6,462,852
2,175,000 American Homes 4 Rent LP 5 .250 03/15/35 2,197,993
600,000 American Tower Corp 3 .375 10/15/26 595,613
1,200,000 American Tower Corp 3 .600 01/15/28 1,185,276
5,370,000 American Tower Corp 1 .500 01/31/28 5,057,213
5,800,000 American Tower Corp 3 .800 08/15/29 5,689,864
6,950,000 American Tower Corp 2 .900 01/15/30 6,550,658
1,375,000 American Tower Corp 2 .100 06/15/30 1,239,334
890,000 American Tower Corp 1 .875 10/15/30 787,108
5,400,000 American Tower Corp 5 .400 01/31/35 5,579,833
9,650,000 American Tower Corp 5 .350 03/15/35 9,910,266
10,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 9,720,220
825,000 (e) CFE FIBRA E 5 .875 09/23/40 832,507
7,735,000 Essential Properties LP 2 .950 07/15/31 6,971,189
3,200,000 Essex Portfolio LP 3 .000 01/15/30 3,031,560
5,575,000 Essex Portfolio LP 5 .375 04/01/35 5,752,597
4,150,000 GLP Capital LP 4 .000 01/15/30 4,018,982
4,125,000 Healthcare Realty Holdings LP 3 .500 08/01/26 4,095,323
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,949,601
8,015,000 Healthcare Realty Holdings LP 3 .100 02/15/30 7,541,051
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,500,493
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 797,274
7,500,000 Highwoods Realty LP 3 .875 03/01/27 7,424,328
1,025,000 Highwoods Realty LP 4 .125 03/15/28 1,013,622
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,322,377
8,010,000 Highwoods Realty LP 3 .050 02/15/30 7,418,368
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,842,240
155,000 (e) Iron Mountain, Inc 7 .000 02/15/29 159,732
1,310,000 (e) Iron Mountain, Inc 6 .250 01/15/33 1,336,220
600,000 (e) Millrose Properties, Inc 6 .250 09/15/32 601,568
3,375,000 (h) MPT Operating Partnership LP 3 .500 03/15/31 2,482,344
345,000 (e) MPT Operating Partnership LP 8 .500 02/15/32 366,584
1,075,000 ProLogis LP 2 .875 11/15/29 1,023,326
1,100,000 Regency Centers LP 3 .900 11/01/25 1,098,334
2,398,000 (e) SBA Tower Trust 1 .884 01/15/26 2,379,808
7,500,000 (e) SBA Tower Trust 1 .631 11/15/26 7,281,019
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 128,216,677
FINANCIAL SERVICES - 2.5%
9,875,000 AerCap Ireland Capital DAC 3 .000 10/29/28 9,516,463
4,690,000 Block, Inc 6 .500 05/15/32 4,854,178
360,000 (e) Block, Inc 6 .000 08/15/33 368,654
622,500 (e) Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 620,559
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,476,201
5,490,000 (f),(h) Capital One Financial Corp 3 .950 N/A 5,389,397
610,500 (e) Compass Group Diversified Holdings LLC 5 .250 04/15/29 563,998
2,500,000 Corebridge Financial, Inc 6 .050 09/15/33 2,667,671
3,475,000 Corebridge Financial, Inc 5 .750 01/15/34 3,655,258
480,000 (e) CrossCountry Intermediate HoldCo LLC 6 .500 10/01/30 481,766
7,400,000 (f),(g) Deutsche Bank AG. 8 .130 N/A 7,843,911

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 5,400,000 Discover Bank 3 .450% 07/27/26 $ 5,367,680
2,275,000 Discover Bank 2 .700 02/06/30 2,131,004
1,665,000 (e) Encore Capital Group, Inc 6 .625 04/15/31 1,660,155
1,705,000 (e) FirstCash, Inc 6 .875 03/01/32 1,762,302
5,330,000 Fiserv, Inc 3 .500 07/01/29 5,180,437
5,275,000 Fiserv, Inc 5 .450 03/15/34 5,451,281
11,000,000 Fiserv, Inc 5 .150 08/12/34 11,131,479
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,635,037
12,425,000 Goldman Sachs Group, Inc 5 .330 07/23/35 12,790,843
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 403,344
1,900,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,757,207
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,769,170
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 571,936
10,000,000 (f) Goldman Sachs Group, Inc 7 .500 N/A 10,557,400
5,900,000 (f) Goldman Sachs Group, Inc 7 .500 N/A 6,261,729
925,000 Icahn Enterprises LP 5 .250 05/15/27 909,225
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,280,196
5,400,000 (e) Indian Railway Finance Corp Ltd 2 .800 02/10/31 4,947,820
2,500,000 (e) Jane Street Group 6 .125 11/01/32 2,533,898
715,000 (e) Jane Street Group 6 .750 05/01/33 742,623
2,500,000 (e) Minejesa Capital BV 5 .625 08/10/37 2,481,250
11,950,000 Morgan Stanley 3 .125 07/27/26 11,862,794
685,000 Morgan Stanley 3 .950 04/23/27 683,498
6,825,000 Morgan Stanley 5 .192 04/17/31 7,047,444
15,750,000 Morgan Stanley 5 .250 04/21/34 16,241,774
3,625,000 Morgan Stanley 5 .424 07/21/34 3,776,892
3,675,000 Morgan Stanley 5 .831 04/19/35 3,917,708
12,525,000 Morgan Stanley 5 .320 07/19/35 12,923,904
11,850,000 Morgan Stanley 5 .587 01/18/36 12,407,027
9,475,000 Morgan Stanley 5 .664 04/17/36 9,996,695
2,350,000 (e) Muthoot Finance Ltd 6 .375 04/23/29 2,381,262
5,000,000 Navient Corp 5 .000 03/15/27 4,977,473
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,314,499
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,159,524
5,000,000 OneMain Finance Corp 4 .000 09/15/30 4,647,781
2,000,000 OneMain Finance Corp 7 .125 11/15/31 2,073,966
549,000 OneMain Finance Corp 6 .500 03/15/33 549,867
350,000 (e) PennyMac Financial Services, Inc 7 .875 12/15/29 371,454
400,000 (e) PennyMac Financial Services, Inc 6 .875 05/15/32 414,479
2,975,000 (e) Power Finance Corp Ltd 3 .950 04/23/30 2,900,430
1,065,000 (e) Rocket Cos, Inc 6 .125 08/01/30 1,093,031
1,125,000 (e) Rocket Cos, Inc 6 .375 08/01/33 1,161,128
2,000,000 (e),(h) Rocket Mortgage LLC 4 .000 10/15/33 1,826,567
550,000 Springleaf Finance Corp 5 .375 11/15/29 543,764
815,000 (e) Starwood Property Trust, Inc 6 .500 07/01/30 842,990
6,950,000 (f) State Street Corp 6 .700 N/A 7,228,584
1,000,000 (e),(h) SURA Asset Management S.A. 6 .350 05/13/32 1,072,500
6,450,000 (e) UBS Group AG. 1 .305 02/02/27 6,382,873
4,600,000 (e) UBS Group AG. 6 .442 08/11/28 4,779,570
7,500,000 (e) UBS Group AG. 5 .617 09/13/30 7,833,151
3,500,000 (e) UBS Group AG. 3 .179 02/11/43 2,671,089
4,000,000 (e),(f),(g) UBS Group AG. 9 .250 N/A 4,763,468
800,000 (e) UWM Holdings LLC 6 .625 02/01/30 813,827
2,000,000 (e),(h) VistaJet Malta Finance plc 6 .375 02/01/30 1,949,357
665,000 (e) Walker & Dunlop, Inc 6 .625 04/01/33 680,060
800,000 (e) WEX, Inc 6 .500 03/15/33 817,026
9,125,000 (e) Wynnton Funding Trust II 5 .991 08/15/55 9,366,378
TOTAL FINANCIAL SERVICES 281,237,906
FOOD, BEVERAGE & TOBACCO - 0.8%
3,100,000 (e) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,879,985
16,675,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 16,463,269
12,553,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 11,760,025

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.8% (continued)
$ 1,400,000 (e) Arcor SAIC 7 .600% 07/31/33 $ 1,382,500
2,000,000 (e) Bimbo Bakeries USA, Inc 6 .050 01/15/29 2,092,586
3,250,000 (e) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,927,762
3,000,000 (e) Coca-Cola Icecek AS. 4 .500 01/20/29 2,949,060
1,875,000 (e) Embotelladora Andina S.A. 3 .950 01/21/50 1,443,951
2,250,000 (e) Gruma SAB de C.V. 5 .390 12/09/34 2,298,375
2,000,000 (e) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,734,720
4,100,000 Kraft Heinz Foods Co 5 .500 06/01/50 3,872,612
5,550,000 (e) Mars, Inc 5 .200 03/01/35 5,672,858
5,000,000 (e) Mars, Inc 5 .650 05/01/45 5,072,131
3,950,000 (e) Mars, Inc 5 .700 05/01/55 4,001,138
1,500,000 (e) NBM US Holdings, Inc 6 .625 08/06/29 1,518,747
9,000,000 Philip Morris International, Inc 5 .250 02/13/34 9,293,307
680,000 (e) Post Holdings, Inc 6 .250 02/15/32 699,093
2,000,000 (e) Post Holdings, Inc 6 .375 03/01/33 2,018,618
5,500,000 (e) Primo Water Holdings, Inc 4 .375 04/30/29 5,334,466
2,500,000 (e) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 2,605,705
1,305,000 (e) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,305,282
TOTAL FOOD, BEVERAGE & TOBACCO 87,326,190
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 655,352
3,700,000 Cardinal Health, Inc 5 .750 11/15/54 3,710,853
6,250,000 (e) CHS 5 .250 05/15/30 5,654,026
430,000 (e) Concentra Escrow Issuer Corp 6 .875 07/15/32 446,504
8,225,000 CVS Health Corp 5 .450 09/15/35 8,369,779
23,725,000 CVS Health Corp 5 .050 03/25/48 21,109,023
1,000,000 (e) DaVita, Inc 4 .625 06/01/30 958,389
2,000,000 (e) DaVita, Inc 6 .875 09/01/32 2,066,072
1,845,000 (e) DaVita, Inc 6 .750 07/15/33 1,902,560
355,000 (e) Global Medical Response, Inc 7 .375 10/01/32 365,405
2,815,000 HCA, Inc 5 .625 09/01/28 2,904,608
5,000,000 HCA, Inc 3 .500 09/01/30 4,775,810
9,475,000 HCA, Inc 3 .625 03/15/32 8,888,990
11,650,000 HCA, Inc 6 .200 03/01/55 12,026,090
3,500,000 (e) Hologic, Inc 3 .250 02/15/29 3,379,571
1,975,000 (e) IQVIA, Inc 6 .250 06/01/32 2,030,579
800,000 (e) Molina Healthcare, Inc 6 .250 01/15/33 808,887
225,000 Tenet Healthcare Corp 4 .625 06/15/28 222,941
5,400,000 Tenet Healthcare Corp 6 .125 10/01/28 5,403,126
2,500,000 Tenet Healthcare Corp 4 .250 06/01/29 2,441,576
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 3,112,146
7,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 6,440,889
2,750,000 UnitedHealth Group, Inc 5 .150 07/15/34 2,822,481
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,055,515
TOTAL HEALTH CARE EQUIPMENT & SERVICES 101,551,172
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
8,175,000 Haleon US Capital LLC 3 .625 03/24/32 7,746,964
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,746,964
INSURANCE - 1.8%
2,550,000 (e) Acrisure LLC 4 .250 02/15/29 2,456,742
700,000 (e) Acrisure LLC 6 .750 07/01/32 720,779
131,000 Aflac, Inc 6 .450 08/15/40 144,322
825,000 (e) Alliant Holdings Intermediate LLC 4 .250 10/15/27 811,303
4,360,000 (e) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,437,281
2,000,000 (e) Alliant Holdings Intermediate LLC 6 .500 10/01/31 2,044,865
6,400,000 (e) Allianz SE 6 .350 09/06/53 6,863,430
16,200,000 (e),(f),(g) Allianz SE 6 .550 N/A 16,724,880
11,160,000 Aon Corp 2 .800 05/15/30 10,474,751
1,450,000 Aon Corp 5 .350 02/28/33 1,513,849
1,775,000 (e) Ardonagh Finco Ltd 7 .750 02/15/31 1,857,340
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,367,786
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,526,923

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.8% (continued)
$ 1,500,000 Berkshire Hathaway Finance Corp 3 .850% 03/15/52 $ 1,176,729
1,300,000 Brown & Brown, Inc 5 .550 06/23/35 1,337,247
8,225,000 (e) Five Corners Funding Trust II 2 .850 05/15/30 7,704,554
2,500,000 (e) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,456,623
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 14,596,510
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 304,211
3,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 2,206,269
2,755,000 (e) HUB International Ltd 7 .250 06/15/30 2,873,204
1,450,000 (e) Liberty Mutual Group, Inc 3 .951 10/15/50 1,110,537
525,000 MetLife, Inc 3 .600 11/13/25 524,557
1,025,000 MetLife, Inc 5 .000 07/15/52 957,803
9,875,000 MetLife, Inc 6 .350 03/15/55 10,491,852
8,800,000 (e) Omnis Funding Trust 6 .722 05/15/55 9,492,102
3,250,000 (e) Panther Escrow Issuer LLC 7 .125 06/01/31 3,380,383
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 9,600,425
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 3,168,949
1,975,000 Prudential Financial, Inc 5 .200 03/14/35 2,030,137
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,602,246
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 5,519,921
10,250,000 Prudential Financial, Inc 6 .500 03/15/54 10,968,556
9,575,000 Reinsurance Group of America, Inc 5 .750 09/15/34 10,010,446
5,275,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 5,530,968
985,000 (e) Ryan Specialty LLC 5 .875 08/01/32 996,018
11,300,000 (e) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 11,385,676
16,100,000 UnitedHealth Group, Inc 5 .625 07/15/54 16,012,854
3,900,000 (a),(e) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7 .812 01/05/27 3,994,770
1,900,000 (a),(e) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 0 .000 01/07/28 1,927,170
5,000,000 (a),(e) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 5,001,000
TOTAL INSURANCE 205,305,968
MATERIALS - 1.0%
875,000 (e) Alpek SAB de C.V. 4 .250 09/18/29 840,389
2,000,000 (e) Alpek SAB de C.V. 3 .250 02/25/31 1,753,768
370,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 365,969
4,725,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 4,358,901
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,849,286
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,225,082
2,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 2,385,083
1,778,000 (e) Antofagasta plc 2 .375 10/14/30 1,611,419
1,600,000 (e) Antofagasta plc 5 .625 05/13/32 1,655,442
1,150,000 (e) Antofagasta plc 6 .250 05/02/34 1,232,747
950,000 (e) Antofagasta plc 5 .625 09/09/35 967,964
1,445,000 (e) Arsenal AIC Parent LLC 8 .000 10/01/30 1,529,962
400,000 (e) Avient Corp 6 .250 11/01/31 406,209
3,570,000 Ball Corp 6 .875 03/15/28 3,638,316
1,850,000 Ball Corp 2 .875 08/15/30 1,680,618
10,105,000 Berry Global, Inc 1 .570 01/15/26 10,017,945
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,909,043
1,350,000 (e) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 1,408,725
3,475,000 (e),(f) Cemex SAB de C.V. 7 .200 N/A 3,633,113
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,439,080
3,000,000 (e) Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,834,987
2,000,000 (e) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,895,000
3,500,000 (e) Corp Nacional del Cobre de Chile 6 .330 01/13/35 3,731,875
325,000 (e) Corp Nacional del Cobre de Chile 6 .440 01/26/36 351,281
800,000 (e) Freeport Indonesia PT 4 .763 04/14/27 801,664
1,860,000 (e) Freeport Indonesia PT 5 .315 04/14/32 1,882,262
1,500,000 (e) Fresnillo plc 4 .250 10/02/50 1,190,015
1,500,000 (e) Inversiones CMPC S.A. 4 .375 04/04/27 1,502,841
4,900,000 (e) Inversiones CMPC S.A. 3 .000 04/06/31 4,411,443
3,000,000 (e) Klabin Austria GmbH 5 .750 04/03/29 3,050,502
3,000,000 (e) Kraton Corp 5 .000 07/15/27 3,045,391
2,000,000 (e) Mineral Resources Ltd 8 .000 11/01/27 2,038,588

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.0% (continued)
$ 1,325,000 (e) Mineral Resources Ltd 9 .250% 10/01/28 $ 1,388,347
120,000 (e),(i) Mineral Resources Ltd 7 .000 04/01/31 121,552
725,000 (e),(h) Nexa Resources S.A. 6 .750 04/09/34 769,922
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,983,754
1,000,000 (e) OCP S.A. 6 .100 04/30/30 1,047,490
1,600,000 (e) OCP S.A. 3 .750 06/23/31 1,500,451
1,075,000 (e) OCP S.A. 6 .750 05/02/34 1,168,610
855,000 (e) Olin Corp 6 .625 04/01/33 859,410
1,150,000 (e) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 1,196,002
1,665,000 (e) Qnity Electronics, Inc 5 .750 08/15/32 1,677,699
535,000 (e) Qnity Electronics, Inc 6 .250 08/15/33 546,335
1,750,000 Sasol Financing USA LLC 4 .375 09/18/26 1,740,806
670,000 (e) Sealed Air Corp 6 .125 02/01/28 679,254
600,000 (e) Sealed Air Corp 7 .250 02/15/31 629,591
1,280,000 (e),(h) Sealed Air Corp 6 .500 07/15/32 1,325,708
345,000 (e) Solstice Advanced Materials, Inc 5 .625 09/30/33 346,140
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,270,527
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 4,486,680
1,720,000 Suzano Netherlands BV 5 .500 01/15/36 1,721,720
3,675,000 (e) UltraTech Cement Ltd 2 .800 02/16/31 3,347,790
5,000,000 (e) Windfall Mining Group, Inc 5 .854 05/13/32 5,200,846
TOTAL MATERIALS 118,653,544
MEDIA & ENTERTAINMENT - 0.7%
4,900,000 (e) CCO Holdings LLC 5 .125 05/01/27 4,867,095
2,500,000 (e) CCO Holdings LLC 4 .500 08/15/30 2,361,037
5,000,000 (e) CCO Holdings LLC 4 .250 02/01/31 4,606,157
10,250,000 Charter Communications Operating LLC 6 .550 06/01/34 10,923,595
5,000,000 Charter Communications Operating LLC 5 .850 12/01/35 5,047,761
10,650,000 Charter Communications Operating LLC 4 .800 03/01/50 8,435,127
5,358,000 Comcast Corp 2 .887 11/01/51 3,300,373
10,186,000 Comcast Corp 2 .937 11/01/56 6,044,470
2,050,000 (e) CSC Holdings LLC 5 .500 04/15/27 1,945,713
985,000 (e) DIRECTV Holdings LLC 5 .875 08/15/27 983,895
1,200,000 (e) Gray Media, Inc 7 .250 08/15/33 1,189,143
2,000,000 (e) Gray Television, Inc 10 .500 07/15/29 2,162,502
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 2,742,523
650,000 Lamar Media Corp 3 .750 02/15/28 631,930
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,982,044
1,000,000 Lamar Media Corp 4 .000 02/15/30 957,336
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,558,470
1,145,000 (e) McGraw-Hill Education, Inc 7 .375 09/01/31 1,189,597
3,750,000 Paramount Global 4 .200 05/19/32 3,493,413
2,725,000 (e) Sirius XM Radio, Inc 4 .000 07/15/28 2,633,098
1,575,000 (e) Sirius XM Radio, Inc 4 .125 07/01/30 1,477,208
500,000 (e),(h) Sirius XM Radio, Inc 3 .875 09/01/31 453,141
3,000,000 (e) Sunrise FinCo I BV 4 .875 07/15/31 2,857,950
250,000 Time Warner Cable LLC 5 .875 11/15/40 238,968
1,275,000 (e),(h) Univision Communications, Inc 4 .500 05/01/29 1,202,615
2,000,000 (e) VZ Secured Financing BV 5 .000 01/15/32 1,809,436
1,413,000 (e) Ziff Davis, Inc 4 .625 10/15/30 1,331,735
TOTAL MEDIA & ENTERTAINMENT 76,426,332
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
6,875,000 AbbVie, Inc 4 .050 11/21/39 6,152,681
28,525,000 Amgen, Inc 5 .650 03/02/53 28,452,040
1,500,000 (e) Avantor Funding, Inc 4 .625 07/15/28 1,475,486
2,040,000 (e) Avantor Funding, Inc 3 .875 11/01/29 1,939,969
10,000,000 Bristol-Myers Squibb Co 5 .550 02/22/54 9,966,604
17,900,000 Gilead Sciences, Inc 5 .250 10/15/33 18,771,934
12,700,000 Gilead Sciences, Inc 5 .100 06/15/35 13,048,057
635,000 Gilead Sciences, Inc 4 .000 09/01/36 590,778
1,500,000 Gilead Sciences, Inc 2 .600 10/01/40 1,101,301
2,500,000 (e) Organon Finance  LLC 4 .125 04/30/28 2,415,356

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8% (continued)
$ 3,150,000 (e),(h) Organon Finance  LLC 5 .125% 04/30/31 $ 2,759,554
1,374,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 1,349,574
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 88,023,334
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,450,000 (e) Corp Inmobiliaria Vesta SAB de C.V. 5 .500 01/30/33 1,465,225
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,337,653
1,475,000 (h) Kennedy-Wilson, Inc 5 .000 03/01/31 1,372,064
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,174,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
9,525,000 Broadcom, Inc 4 .600 07/15/30 9,669,006
11,250,000 (e) Broadcom, Inc 3 .469 04/15/34 10,266,760
4,850,000 Broadcom, Inc 4 .800 10/15/34 4,883,923
20,542,000 (e) Broadcom, Inc 4 .926 05/15/37 20,486,909
260,000 Intel Corp 3 .150 05/11/27 255,804
4,735,000 NVIDIA Corp 2 .000 06/15/31 4,254,837
3,000,000 (e),(h) TSMC Global Ltd 1 .750 04/23/28 2,833,369
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 52,650,608
SOFTWARE & SERVICES - 1.0%
3,450,000 Accenture Capital, Inc 4 .500 10/04/34 3,402,473
11,405,000 Adobe, Inc 2 .300 02/01/30 10,614,742
3,000,000 (e) Ahead DB Holdings LLC 6 .625 05/01/28 3,000,666
21,850,000 AppLovin Corp 5 .125 12/01/29 22,352,686
265,000 (e) CA Magnum Holdings 5 .375 10/31/26 263,839
570,000 (e) Fair Isaac Corp 6 .000 05/15/33 577,093
2,270,000 (e) Gen Digital, Inc 6 .750 09/30/27 2,304,790
170,000 (e) Gen Digital, Inc 6 .250 04/01/33 173,549
19,000,000 Microsoft Corp 2 .400 08/08/26 18,772,690
1,850,000 Microsoft Corp 1 .350 09/15/30 1,639,270
1,911,000 Microsoft Corp 2 .525 06/01/50 1,209,801
455,000 (e) Open Text Corp 6 .900 12/01/27 473,390
2,830,000 (e) Open Text Corp 3 .875 12/01/29 2,675,059
550,000 (e) Open Text Holdings, Inc 4 .125 02/15/30 521,013
9,350,000 Oracle Corp 4 .450 09/26/30 9,345,413
10,100,000 Oracle Corp 5 .500 08/03/35 10,389,930
5,825,000 Oracle Corp 5 .200 09/26/35 5,857,075
6,075,000 Oracle Corp 6 .000 08/03/55 6,098,733
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,946,949
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 11,817,364
5,800,000 Salesforce, Inc 2 .700 07/15/41 4,265,655
TOTAL SOFTWARE & SERVICES 118,702,180
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,100,000 Apple, Inc 4 .650 02/23/46 1,028,631
1,590,000 Apple, Inc 2 .650 02/08/51 1,014,416
5,625,000 (e) Imola Merger Corp 4 .750 05/15/29 5,471,013
4,700,000 (e) Lenovo Group Ltd 3 .421 11/02/30 4,462,235
975,000 (e) Sensata Technologies BV 4 .000 04/15/29 935,681
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,911,976
TELECOMMUNICATION SERVICES - 2.0%
12,477,000 AT&T, Inc 2 .550 12/01/33 10,624,281
2,300,000 AT&T, Inc 4 .500 05/15/35 2,222,334
54,975,000 AT&T, Inc 3 .550 09/15/55 37,884,265
12,174,000 AT&T, Inc 3 .800 12/01/57 8,680,641
8,570,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 8,956,558
2,750,000 (e),(h) Bharti Airtel Ltd 3 .250 06/03/31 2,584,669
1,335,000 (e) C&W Senior Finance Ltd 9 .000 01/15/33 1,396,032
1,225,000 (e) CT Trust 5 .125 02/03/32 1,166,630
3,850,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 3,417,602
2,500,000 (e) Frontier Communications Holdings LLC 5 .875 10/15/27 2,498,490
892,000 (e) Iliad Holding SASU 7 .000 10/15/28 906,299
865,000 (e) Iliad Holding SASU 8 .500 04/15/31 927,706
1,200,000 (e) Level 3 Financing, Inc 6 .875 06/30/33 1,223,016
2,160,000 (e) Level 3 Financing, Inc 7 .000 03/31/34 2,197,388

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.0% (continued)
$ 1,500,000 (e) Liberty Costa Rica Senior Secured Finance 10 .875% 01/15/31 $ 1,600,905
1,675,000 (e) Millicom International Cellular S.A. 4 .500 04/27/31 1,585,208
2,750,000 (e) Millicom International Cellular S.A. 7 .375 04/02/32 2,873,844
220,000 (e) Sable International Finance Ltd 7 .125 10/15/32 223,385
1,650,000 (e) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 1,714,845
3,575,000 (e) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 3,575,511
1,575,000 (e) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 1,503,672
500,000 (e) Telefonica Moviles Chile S.A. 3 .537 11/18/31 280,635
7,700,000 T-Mobile US, Inc 5 .875 11/15/55 7,865,272
800,000 T-Mobile USA, Inc 2 .250 02/15/26 793,715
23,850,000 T-Mobile USA, Inc 2 .625 02/15/29 22,635,315
23,910,000 T-Mobile USA, Inc 3 .875 04/15/30 23,445,872
10,800,000 T-Mobile USA, Inc 5 .050 07/15/33 11,031,798
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 958,064
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 3,097,793
1,850,000 (e) Turk Telekomunikasyon AS. 7 .375 05/20/29 1,914,655
4,500,000 (e) Turk Telekomunikasyon AS. 6 .950 10/07/32 4,473,450
1,990,000 (e) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,080,298
15,000,000 Verizon Communications, Inc 1 .750 01/20/31 13,123,077
8,250,000 Verizon Communications, Inc 4 .780 02/15/35 8,115,623
22,200,000 Verizon Communications, Inc 5 .250 04/02/35 22,575,487
2,415,000 (e) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,273,110
760,000 (e) Windstream Escrow LLC 8 .250 10/01/31 787,266
800,000 (e),(i) Windstream Services LLC 7 .500 10/15/33 799,784
TOTAL TELECOMMUNICATION SERVICES 224,014,495
TRANSPORTATION - 0.3%
1,000,000 (e) Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 981,031
800,000 (e) Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 789,878
2,300,000 (e) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,047,389
1,450,000 (e) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,199,730
640,000 (e) Air Transport Services Group, Inc 7 .250 03/15/32 673,941
1,500,000 (e) DP World Ltd 5 .625 09/25/48 1,475,963
2,300,000 (e) ENA Master Trust 4 .000 05/19/48 1,741,905
1,110,000 (e) Genesee & Wyoming, Inc 6 .250 04/15/32 1,127,918
2,000,000 (e) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 1,997,300
2,000,000 (e) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 1,997,300
4,000,000 (e) Mexico City Airport Trust 5 .500 07/31/47 3,460,020
5,000,000 (e) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 5,112,500
3,000,000 (e) Rumo Luxembourg Sarl 5 .250 01/10/28 2,980,200
4,560,000 (e) Transnet SOC Ltd 8 .250 02/06/28 4,810,017
3,940,000 (e) XPO, Inc 6 .250 06/01/28 4,014,794
TOTAL TRANSPORTATION 34,409,886
UTILITIES - 2.9%
1,372,625 (e) Adani Transmission Ltd 4 .250 05/21/36 1,244,678
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 807,604
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,350,597
2,925,000 AEP Transmission Co LLC 5 .400 03/15/53 2,900,806
725,000 Alabama Power Co 4 .150 08/15/44 615,305
3,000,000 Alabama Power Co 3 .450 10/01/49 2,198,233
10,350,000 Alabama Power Co 3 .125 07/15/51 7,005,062
4,725,525 (e) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,782,379
14,500,000 Ameren Illinois Co 4 .950 06/01/33 14,883,266
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,628,974
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,896,447
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,969,483
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,149,135
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,107,695
675,000 American Water Capital Corp 3 .450 05/01/50 490,058
760,000 American Water Capital Corp 3 .250 06/01/51 525,207
2,100,000 American Water Capital Corp 5 .700 09/01/55 2,132,883
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,595,903
375,000 Atmos Energy Corp 4 .125 10/15/44 320,169

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.9% (continued)
$ 10,075,000 Atmos Energy Corp 5 .000% 12/15/54 $ 9,377,652
2,050,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,585,713
1,700,000 (e) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,760,707
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,861,895
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 6,183,015
850,000 Black Hills Corp 3 .150 01/15/27 838,691
760,000 Black Hills Corp 3 .875 10/15/49 569,654
850,000 (e) California Buyer Ltd 6 .375 02/15/32 871,191
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,097,549
800,000 (e) Chile Electricity Lux Mpc II Sarl 5 .672 10/20/35 824,478
2,000,000 (e) Cikarang Listrindo Tbk PT 5 .650 03/12/35 2,014,504
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,122,540
6,465,000 CMS Energy Corp 6 .500 06/01/55 6,693,531
2,400,000 (e) Colbun S.A. 5 .375 09/11/35 2,396,160
3,000,000 (e) Comision Federal de Electricidad 3 .348 02/09/31 2,703,333
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 6,299,820
6,250,000 Commonwealth Edison Co 2 .750 09/01/51 3,884,870
10,250,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 10,134,651
817,000 Consumers Energy Co 2 .650 08/15/52 508,556
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,574,719
1,446,750 (e) Continuum Green Energy India Pvt 7 .500 06/26/33 1,530,686
725,000 (e) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 753,087
7,600,000 Dominion Energy, Inc 7 .000 06/01/54 8,240,581
4,500,000 Dominion Energy, Inc 6 .625 05/15/55 4,657,176
1,500,000 DTE Electric Co 3 .650 03/01/52 1,121,704
3,875,000 DTE Electric Co 5 .400 04/01/53 3,841,192
2,650,000 DTE Energy Co 5 .850 05/15/55 2,784,235
7,000,000 Duke Energy Carolinas LLC 5 .400 01/15/54 6,940,689
5,310,000 Duke Energy Progress LLC 2 .500 08/15/50 3,182,819
1,500,000 (e) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,142,115
2,390,000 (e) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,266,035
2,350,000 (e) Energuate Trust 6 .350 09/15/35 2,366,183
1,310,000 (e) Engie Energia Chile S.A. 6 .375 04/17/34 1,398,430
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 604,702
1,800,000 Entergy Louisiana LLC 5 .800 03/15/55 1,842,947
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,467,382
900,000 (e) Eskom Holdings SOC Ltd 8 .450 08/10/28 961,537
4,020,000 Exelon Corp 6 .500 03/15/55 4,201,695
2,455,000 (e) Ferrellgas LP 5 .375 04/01/26 2,430,264
3,225,000 (e) Ferrellgas LP 5 .875 04/01/29 3,001,320
2,228,642 (e) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,379,409
10,450,000 Florida Power & Light Co 4 .800 05/15/33 10,629,998
5,350,000 Florida Power & Light Co 3 .990 03/01/49 4,316,993
3,850,000 Florida Power & Light Co 5 .700 03/15/55 3,990,723
2,000,000 Georgia Power Co 4 .650 05/16/28 2,029,642
2,000,000 Georgia Power Co 4 .950 05/17/33 2,040,186
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 893,527
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 1,932,523
6,000,000 (e) Israel Electric Corp Ltd 4 .250 08/14/28 5,911,728
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 7,168,934
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,658,982
5,625,000 MPLX LP 6 .200 09/15/55 5,690,515
1,650,000 Nevada Power Co 2 .400 05/01/30 1,527,657
2,000,000 (e) Niagara Energy SAC 5 .746 10/03/34 2,059,371
15,720,000 NiSource, Inc 1 .700 02/15/31 13,652,044
2,650,000 NiSource, Inc 5 .850 04/01/55 2,687,444
2,845,000 (e) NRG Energy, Inc 2 .450 12/02/27 2,727,201
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,252,690
1,200,000 (e) NRG Energy, Inc 6 .000 02/01/33 1,218,685
960,000 (e) NRG Energy, Inc 6 .250 11/01/34 984,087
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 172,777
500,000 (e) ONEOK, Inc 5 .625 01/15/28 510,858

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.9% (continued)
$ 2,940,000 PacifiCorp 2 .700% 09/15/30 $ 2,713,139
350,000 (e) Pattern Energy Operations LP 4 .500 08/15/28 341,120
1,375,000 PECO Energy Co 3 .000 09/15/49 925,170
1,000,000 PECO Energy Co 2 .800 06/15/50 643,845
1,400,000 (e) Perusahaan Listrik Negara PT 3 .875 07/17/29 1,369,332
2,500,000 (e) Perusahaan Listrik Negara PT 3 .375 02/05/30 2,393,733
135,000 Potomac Electric Power Co 7 .900 12/15/38 174,198
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,741,206
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,889,297
3,925,000 Public Service Electric and Gas Co 3 .150 01/01/50 2,729,747
5,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 4,991,183
4,000,000 (f) Sempra 4 .875 N/A 3,999,200
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 2,073,915
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,074,221
3,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 2,511,949
550,000 (e) Superior Plus LP 4 .500 03/15/29 530,649
2,815,000 (e) Talen Energy Supply LLC 8 .625 06/01/30 2,988,232
4,000,000 (e) TerraForm Power Operating LLC 4 .750 01/15/30 3,866,044
1,378,884 (e) UEP Penonome II S.A. 6 .500 10/01/38 1,230,834
4,600,000 Union Electric Co 5 .450 03/15/53 4,505,983
2,250,000 Union Electric Co 5 .125 03/15/55 2,125,187
1,025,000 Virginia Electric and Power Co 2 .950 11/15/26 1,011,428
2,850,000 Virginia Electric and Power Co 5 .700 08/15/53 2,882,317
775,000 Virginia Electric and Power Co 5 .550 08/15/54 767,997
5,300,000 Virginia Electric and Power Co 5 .600 09/15/55 5,279,156
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 5,064,618
1,000,000 Wisconsin Power and Light Co 4 .100 10/15/44 811,468
470,000 Xcel Energy, Inc 4 .800 09/15/41 423,530
TOTAL UTILITIES 325,136,564
TOTAL CORPORATE BONDS
(Cost $3,312,384,573) 3,232,115,022
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 50.7%
FOREIGN GOVERNMENT BONDS - 1.9%
3,125,000 (e) Angolan Government International Bond 8 .750 04/14/32 2,980,396
3,200,000 Argentine Republic Government International Bond (Step Bond) 4 .125 07/09/35 1,662,400
950,000 (e) Bank Gospodarstwa Krajowego 6 .250 10/31/28 1,008,259
3,305,000 (e) Bank Gospodarstwa Krajowego 5 .375 05/22/33 3,410,948
3,415,000 (e) Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,211,443
EUR 2,100,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 2,131,384
1,500,000 (e) Barbados Government International Bond 8 .000 06/26/35 1,559,730
1,500,000 (e) Benin Government International Bond 8 .375 01/23/41 1,569,145
CLP 845,000,000 (e) Bonos de la Tesoreria de la Republica en pesos 6 .000 04/01/33 903,040
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 904,878
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,745,920
695,000 Brazilian Government International Bond 4 .750 01/14/50 518,470
1,500,000 Brazilian Government International Bond 7 .125 05/13/54 1,519,500
2,115,000 Brazilian Government International Bond 7 .250 01/12/56 2,139,005
2,278,984 Canal Barge Co, Inc 4 .500 11/12/34 2,259,816
EUR 1,150,000 Chile Government International Bond 3 .750 01/14/32 1,378,540
5,950,000 Chile Government International Bond 2 .550 01/27/32 5,292,525
1,900,000 Chile Government International Bond 3 .500 01/31/34 1,738,310
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 622,112
990,000 Chile Government International Bond 3 .100 05/07/41 752,499
2,525,000 Colombia Government International Bond 3 .250 04/22/32 2,134,887
1,350,000 Colombia Government International Bond 8 .000 11/14/35 1,448,550
1,835,000 (e) Costa Rica Government International Bond 5 .625 04/30/43 1,703,985
1,295,000 (e) Dominican Republic Government International Bond 5 .500 02/22/29 1,319,929
3,850,000 (e) Dominican Republic Government International Bond 5 .875 01/30/60 3,411,870
2,040,000 (e) Dominican Republic International Bond 5 .300 01/21/41 1,842,120
857,325 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 758,733

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 956,102 (e) Ecuador Government International Bond (Step Bond) 1 .000% 07/31/35 $ 712,296
1,150,000 (e) Egypt Government International Bond 7 .600 03/01/29 1,187,875
1,975,000 (e) Egypt Government International Bond 8 .625 02/04/30 2,093,537
1,500,000 (e) Egypt Government International Bond 7 .053 01/15/32 1,443,405
1,050,000 (e) Egypt Government International Bond 8 .500 01/31/47 924,997
1,875,000 (e) Egypt Government International Bond 8 .875 05/29/50 1,688,904
395,000 European Investment Bank 4 .875 02/15/36 416,201
4,400,000 (e) Export-Import Bank of India 3 .875 02/01/28 4,353,325
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,810,529
592,900 (e) Ghana Government International Bond 5 .000 07/03/29 576,485
1,052,600 (e) Ghana Government International Bond 5 .000 07/03/35 885,850
525,000 (e) Guatemala Government International Bond 3 .700 10/07/33 465,412
575,000 (e) Guatemala Government International Bond 4 .650 10/07/41 492,775
1,100,000 (e) Honduras Government International Bond 5 .625 06/24/30 1,089,000
1,825,000 (e) Honduras Government International Bond 8 .625 11/27/34 2,002,937
710,000 (e) Hungary Government International Bond 6 .125 05/22/28 741,093
2,000,000 (e) Hungary Government International Bond 5 .375 09/26/30 2,057,434
575,000 (e) Hungary Government International Bond 2 .125 09/22/31 494,015
2,975,000 (e) Hungary Government International Bond 5 .500 03/26/36 2,996,994
INR 72,000,000 India Government International Bond 7 .180 08/14/33 834,988
500,000 Indonesia Government International Bond 3 .550 03/31/32 471,517
975,000 Indonesia Government International Bond 4 .750 09/10/34 972,671
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,772,427
728,125 (e) Iraq Government International Bond 5 .800 01/15/28 723,635
1,750,000 Israel Government International Bond 5 .375 03/12/29 1,797,909
770,000 (e) Ivory Coast Government International Bond 6 .125 06/15/33 738,224
2,125,000 (e) Ivory Coast Government International Bond 8 .450 04/01/36 2,197,037
782,154 (e) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 771,463
2,050,000 (e) Ivory Coast Government International Bond (Step Bond) 8 .250 01/30/37 2,137,862
710,000 Jamaica Government International Bond 6 .750 04/28/28 738,258
3,050,000 Jamaica Government International Bond 7 .875 07/28/45 3,669,241
1,000,000 (e) Jordan Government International Bond 7 .500 01/13/29 1,043,183
2,060,000 (e) Jordan Government International Bond 5 .850 07/07/30 2,051,594
1,750,000 (e) Kazakhstan Government International Bond 5 .500 07/01/37 1,789,105
1,000,000 (e) Kenya Government International Bond 8 .000 05/22/32 995,234
2,000,000 (e) Kommunalbanken AS. 1 .125 06/14/30 1,769,679
445,000 (e) Magyar Export-Import Bank Zrt 6 .125 12/04/27 460,142
900,000 Mexico Government International Bond 3 .250 04/16/30 847,260
844,000 Mexico Government International Bond 5 .850 07/02/32 871,346
1,800,000 Mexico Government International Bond 3 .500 02/12/34 1,563,300
2,000,000 Mexico Government International Bond 5 .625 09/22/35 1,990,120
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,438,723
5,850,000 Mexico Government International Bond 4 .280 08/14/41 4,737,038
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,682,269
3,000,000 Mexico Government International Bond 6 .400 05/07/54 2,928,030
1,750,000 Mexico Government International Bond 7 .375 05/13/55 1,920,643
2,825,000 (e) Morocco Government International Bond 5 .500 12/11/42 2,703,348
525,000 (e) Morocco Government International Bond 4 .000 12/15/50 385,919
2,500,000 (e) Namibia Government International Bond 5 .250 10/29/25 2,483,448
345,000 (e) Nigeria Government International Bond 7 .875 02/16/32 341,898
2,325,000 (e) Nigeria Government International Bond 7 .375 09/28/33 2,199,104
1,250,000 (e) Nigeria Government International Bond 10 .375 12/09/34 1,388,010
1,575,000 (e) Oman Government International Bond 5 .375 03/08/27 1,595,639
2,090,000 (e) Oman Government International Bond 6 .000 08/01/29 2,202,368
3,125,000 (e) OPEC Fund for International Development 4 .500 01/26/26 3,126,874
2,475,000 Oriental Republic of Uruguay 5 .250 09/10/60 2,317,838
2,175,000 Panama Government International Bond 6 .700 01/26/36 2,293,646
340,000 (e) Paraguay Government International Bond 4 .700 03/27/27 342,526
2,200,000 (e) Paraguay Government International Bond 6 .100 08/11/44 2,249,742
2,800,000 (e) Paraguay Government International Bond 5 .400 03/30/50 2,569,616
1,435,000 (e) Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,296,180
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,140,763

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,965,000 Peruvian Government International Bond 5 .875% 08/08/54 $ 1,970,895
975,000 Philippine Government International Bond 4 .750 03/05/35 981,936
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,126,362
620,000 Province of Quebec Canada 7 .500 09/15/29 701,865
1,125,000 (e) Republic of Azerbaijan International Bond 3 .500 09/01/32 1,045,731
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,760,750
PLN 6,600,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,902,402
2,000,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,044,366
2,098,000 Republic of Poland Government International Bond 5 .500 04/04/53 2,031,611
ZAR 20,000,000 Republic of South Africa Government Bond 8 .750 02/28/48 998,779
2,000,000 (e) Republic of South Africa Government International Bond 7 .100 11/19/36 2,085,025
ZAR 23,400,000 Republic of South Africa Government International Bond 8 .750 01/31/44 1,177,277
2,895,000 Republic of South Africa Government International Bond 5 .375 07/24/44 2,352,114
1,475,000 Republic of South Africa Government International Bond 7 .300 04/20/52 1,416,322
UZS 7,970,000,000 (e) Republic of Uzbekistan International Bond 16 .625 05/29/27 678,523
1,960,000 (e) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,964,948
1,700,000 (e) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,569,704
2,475,000 (e) Republic of Uzbekistan International Bond 6 .900 02/28/32 2,659,156
1,180,000 (e) Romanian Government International Bond 5 .875 01/30/29 1,212,425
2,000,000 (e) Romanian Government International Bond 3 .000 02/14/31 1,775,703
726,000 (e) Romanian Government International Bond 5 .750 03/24/35 699,084
1,425,000 (e) Romanian Government International Bond 4 .000 02/14/51 949,891
3,825,000 (e) Rwanda International Government Bond 5 .500 08/09/31 3,430,271
2,800,000 (e) Saudi Government International Bond 4 .500 04/17/30 2,831,361
1,650,000 (e) Saudi Government International Bond 5 .000 01/16/34 1,689,291
2,810,000 (e) Saudi Government International Bond 3 .750 01/21/55 2,026,055
1,700,000 (e) Senegal Government International Bond 6 .250 05/23/33 1,227,174
1,825,000 (e) Serbia Government International Bond 2 .125 12/01/30 1,593,542
1,810,000 (e) Serbia Government International Bond 6 .500 09/26/33 1,963,522
1,525,000 (e) Serbia International Bond 6 .000 06/12/34 1,589,204
1,110,000 State of Israel 3 .800 05/13/60 736,920
1,750,000 Turkey Government International Bond 6 .000 01/14/41 1,525,477
EUR 1,275,000 Turkiye Government International Bond 5 .200 08/17/31 1,516,229
1,125,000 Turkiye Government International Bond 7 .125 02/12/32 1,162,426
2,125,000 Turkiye Government International Bond 7 .625 05/15/34 2,253,309
295,000 (e) Ukraine Government International Bond 1 .750 02/01/29 200,600
429,744 (e) Ukraine Government International Bond 0 .000 02/01/35 207,351
87,287 (e) Ukraine Government International Bond 0 .000 02/01/36 42,029
3,500,000 United States International Development Finance Corp 3 .520 09/20/32 3,417,205
972,947 (e) Zambia Government International Bond 5 .750 06/30/33 929,966
556,713 (e) Zambia Government International Bond 0 .500 12/31/53 375,429
TOTAL FOREIGN GOVERNMENT BONDS 214,733,505
MORTGAGE BACKED - 26.8%
4,335,000 (a),(e) Angel Oak Mortgage Trust 2 .837 11/25/66 3,186,574
4,335,221 (a),(e) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 3,729,766
65,957,581 (a),(e) Citigroup Mortgage Loan Trust 0 .153 02/25/52 589,852
7,391,258 (a),(e) Citigroup Mortgage Loan Trust 0 .250 02/25/52 102,745
10,655,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 03/25/42 10,953,383
20,185,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .006 06/25/42 21,366,226
3,585,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 3,745,943
2,815,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .906 05/25/43 2,971,677
1,475,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .706 05/25/43 1,612,186
4,335,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 4,508,410
860,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 11 .206 06/25/43 955,929
1,650,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .056 07/25/43 1,706,624
4,015,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 4,230,896
2,015,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10 .256 07/25/43 2,177,347
5,510,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .906 10/25/43 5,762,751
1,880,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 1,898,129
24 Fannie Mae Pool 7 .500 01/01/29 24
353 Fannie Mae Pool 7 .500 03/01/31 367
440,094 Fannie Mae Pool 3 .500 05/01/32 435,194

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 330,312 Fannie Mae Pool 5 .000% 05/01/35 $ 337,838
264,535 Fannie Mae Pool 5 .000 10/01/35 270,785
139,185 Fannie Mae Pool 5 .000 02/01/36 142,531
222,159 Fannie Mae Pool 5 .500 11/01/38 230,619
2,283,620 Fannie Mae Pool 3 .000 10/01/39 2,138,292
1,078,786 Fannie Mae Pool 3 .000 05/01/40 1,004,446
218,585 Fannie Mae Pool 5 .000 09/01/40 223,854
143,104 Fannie Mae Pool 4 .000 02/01/41 139,624
269,230 Fannie Mae Pool 5 .000 05/01/41 275,614
3,775,848 Fannie Mae Pool 4 .000 09/01/42 3,676,993
475,576 Fannie Mae Pool 3 .500 04/01/43 448,591
437,552 Fannie Mae Pool 3 .500 09/01/43 413,716
1,437,787 Fannie Mae Pool 4 .500 03/01/44 1,436,227
28,521,738 Fannie Mae Pool 4 .000 05/01/44 27,668,950
408,624 Fannie Mae Pool 4 .500 06/01/44 404,563
1,659,982 Fannie Mae Pool 4 .500 06/01/44 1,643,488
912,142 Fannie Mae Pool 4 .500 08/01/44 903,078
1,288,841 Fannie Mae Pool 4 .500 10/01/44 1,276,032
958,532 Fannie Mae Pool 4 .500 11/01/44 949,006
840,441 Fannie Mae Pool 5 .000 11/01/44 861,015
268,398 Fannie Mae Pool 4 .500 12/01/44 265,731
926,474 Fannie Mae Pool 4 .000 01/01/45 902,224
1,019,816 Fannie Mae Pool 3 .500 05/01/45 960,516
2,100,317 Fannie Mae Pool 3 .500 01/01/46 1,974,547
914,747 Fannie Mae Pool 4 .000 04/01/46 878,340
1,567,332 Fannie Mae Pool 3 .500 06/01/46 1,469,652
3,481,775 Fannie Mae Pool 3 .500 07/01/46 3,266,349
7,249,331 Fannie Mae Pool 3 .500 07/01/46 6,838,876
1,252,308 Fannie Mae Pool 3 .000 10/01/46 1,105,370
1,002,540 Fannie Mae Pool 3 .500 10/01/46 939,607
1,676,942 Fannie Mae Pool 4 .500 05/01/47 1,678,397
578,461 Fannie Mae Pool 3 .000 11/01/47 510,602
3,697,394 Fannie Mae Pool 3 .500 11/01/47 3,483,813
4,912,636 Fannie Mae Pool 3 .500 01/01/48 4,595,744
1,990,520 Fannie Mae Pool 4 .500 01/01/48 1,967,440
763,597 Fannie Mae Pool 4 .500 02/01/48 754,743
1,314,119 Fannie Mae Pool 4 .500 05/01/48 1,298,882
853,420 Fannie Mae Pool 4 .500 05/01/48 843,525
208,631 Fannie Mae Pool 3 .000 06/01/49 183,635
2,125,069 Fannie Mae Pool 4 .500 06/01/49 2,095,151
12,965,889 Fannie Mae Pool 3 .000 07/01/50 11,645,042
8,819,645 Fannie Mae Pool 2 .500 08/01/51 7,525,536
4,338,580 Fannie Mae Pool 3 .500 08/01/51 4,013,898
3,679,724 Fannie Mae Pool 3 .000 09/01/51 3,291,820
24,818,194 Fannie Mae Pool 2 .500 12/01/51 21,095,648
2,829,280 Fannie Mae Pool 2 .500 01/01/52 2,392,673
20,978,934 Fannie Mae Pool 2 .500 02/01/52 17,923,742
13,634,126 Fannie Mae Pool 3 .000 02/01/52 12,007,841
8,376,034 Fannie Mae Pool 3 .500 02/01/52 7,750,439
19,429,131 Fannie Mae Pool 2 .500 04/01/52 16,422,278
35,365,934 Fannie Mae Pool 3 .000 04/01/52 31,452,323
12,709,449 Fannie Mae Pool 3 .000 04/01/52 11,290,780
35,723,365 Fannie Mae Pool 3 .000 04/01/52 31,470,074
4,253,265 Fannie Mae Pool 2 .500 05/01/52 3,600,942
6,394,762 Fannie Mae Pool 3 .000 05/01/52 5,684,235
5,367,467 Fannie Mae Pool 3 .500 05/01/52 4,934,262
31,793,651 Fannie Mae Pool 4 .000 05/01/52 30,043,892
15,077,563 Fannie Mae Pool 3 .500 06/01/52 13,829,293
15,175,447 Fannie Mae Pool 3 .500 06/01/52 13,912,982
43,173,597 Fannie Mae Pool 4 .000 06/01/52 40,895,515
9,981,878 Fannie Mae Pool 4 .500 06/01/52 9,736,210
65,196,853 Fannie Mae Pool 4 .000 07/01/52 61,618,683

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 9,889,910 Fannie Mae Pool 4 .500% 07/01/52 $ 9,643,436
3,724,396 Fannie Mae Pool 4 .500 07/01/52 3,628,495
54,757,322 Fannie Mae Pool 4 .000 08/01/52 51,752,100
43,461,910 Fannie Mae Pool 4 .500 08/01/52 42,356,290
46,780,020 Fannie Mae Pool 5 .000 08/01/52 46,624,012
61,095,047 Fannie Mae Pool 4 .000 09/01/52 57,788,905
147,160,467 Fannie Mae Pool 4 .500 09/01/52 143,416,863
35,003,800 Fannie Mae Pool 5 .000 09/01/52 34,887,065
63,883,721 Fannie Mae Pool 4 .000 10/01/52 60,383,217
43,720,330 Fannie Mae Pool 4 .500 10/01/52 42,635,216
33,835,256 Fannie Mae Pool 5 .000 10/01/52 33,718,930
20,302,392 Fannie Mae Pool 4 .000 11/01/52 19,203,760
32,322,076 Fannie Mae Pool 4 .500 11/01/52 31,489,848
25,590,443 Fannie Mae Pool 4 .500 12/01/52 24,986,784
10,112,140 Fannie Mae Pool 5 .500 12/01/52 10,255,515
3,081,093 Fannie Mae Pool 5 .000 01/01/53 3,071,770
4,061,903 Fannie Mae Pool 4 .500 02/01/53 3,957,313
64,150,797 Fannie Mae Pool 5 .000 02/01/53 63,923,630
20,292,525 Fannie Mae Pool 5 .500 02/01/53 20,553,008
5,796,724 Fannie Mae Pool 6 .000 02/01/53 5,939,547
16,139,978 Fannie Mae Pool 4 .000 03/01/53 15,236,648
372,379 Fannie Mae Pool 6 .000 03/01/53 382,184
62,911,268 Fannie Mae Pool 5 .000 04/01/53 62,682,004
6,070,995 Fannie Mae Pool 5 .000 06/01/53 6,085,673
61,688,685 Fannie Mae Pool 5 .500 06/01/53 62,423,079
19,905,004 Fannie Mae Pool 4 .000 07/01/53 18,782,676
20,599,019 Fannie Mae Pool 4 .500 07/01/53 20,049,453
22,496,868 Fannie Mae Pool 5 .000 08/01/53 22,397,489
17,723,720 Fannie Mae Pool 5 .500 08/01/53 17,898,308
11,219,634 Fannie Mae Pool 5 .000 10/01/53 11,164,288
101,956,968 Fannie Mae Pool 5 .500 10/01/53 103,109,992
1,673,398 Fannie Mae Pool 6 .000 01/01/54 1,712,277
7,835,984 Fannie Mae Pool 4 .000 02/01/54 7,405,916
25,015,862 Fannie Mae Pool 6 .000 03/01/54 25,612,783
42,486,607 Fannie Mae Pool 5 .500 04/01/54 42,902,975
82,015,053 Fannie Mae Pool 5 .500 05/01/54 82,818,797
217,276,188 Fannie Mae Pool 5 .500 10/01/54 219,230,199
44,720,291 Fannie Mae Pool 6 .000 10/01/54 45,733,679
1,833,624 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .479 09/25/43 194,797
5,719,316 Fannie Mae REMICS 3 .500 02/25/48 5,130,350
4,174,755 Fannie Mae REMICS 4 .000 07/25/48 3,985,578
5,661,522 Fannie Mae REMICS 2 .000 08/25/50 719,790
8,669,982 Fannie Mae REMICS 2 .000 10/25/50 6,131,706
15,385,075 Fannie Mae REMICS 2 .500 11/25/50 2,146,450
7,985,875 Fannie Mae REMICS 3 .000 12/25/50 1,369,515
5,526,555 Fannie Mae REMICS 3 .000 02/25/51 922,714
9,038,875 Fannie Mae REMICS 2 .500 11/25/51 1,015,810
14,134,381 Fannie Mae REMICS 3 .500 04/25/52 11,035,057
3,401,518 Fannie Mae REMICS 4 .000 05/25/52 2,779,667
9,104,543 Fannie Mae REMICS 4 .500 07/25/52 8,270,896
5,187,806 Fannie Mae REMICS 4 .500 08/25/52 4,517,877
3,896,396 Fannie Mae REMICS 4 .000 09/25/52 3,439,630
4,625,910 Fannie Mae REMICS 4 .000 09/25/52 4,101,841
3,776,018 Fannie Mae REMICS 4 .500 10/25/52 3,599,500
4,308,093 Fannie Mae REMICS 4 .500 10/25/52 4,145,911
7,049,403 Fannie Mae REMICS 5 .500 11/25/52 7,186,138
723,754 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 611,626
150 Freddie Mac Gold Pool 8 .000 01/01/31 151
4,200 Freddie Mac Gold Pool 8 .000 09/01/31 4,276
38,369 Freddie Mac Gold Pool 7 .000 12/01/31 40,098
21,684 Freddie Mac Gold Pool 4 .500 07/01/33 21,705
147,174 Freddie Mac Gold Pool 7 .000 12/01/33 153,806

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 52,717 Freddie Mac Gold Pool 4 .500% 04/01/35 $ 53,179
25,644 Freddie Mac Gold Pool 7 .000 05/01/35 26,800
932,648 Freddie Mac Gold Pool 5 .000 06/01/36 955,786
40,284 Freddie Mac Gold Pool 5 .000 07/01/39 41,308
857,337 Freddie Mac Gold Pool 5 .000 08/01/44 880,060
48,921 Freddie Mac Gold Pool 4 .500 11/01/44 48,494
97,788 Freddie Mac Gold Pool 4 .500 11/01/44 96,934
50,250 Freddie Mac Gold Pool 4 .500 12/01/44 49,314
48,426 Freddie Mac Gold Pool 4 .500 12/01/44 48,003
428,796 Freddie Mac Gold Pool 3 .500 04/01/45 404,352
8,626,373 Freddie Mac Gold Pool 3 .500 08/01/45 8,134,622
9,222,797 Freddie Mac Gold Pool 3 .500 10/01/45 8,681,039
2,641,511 Freddie Mac Gold Pool 4 .500 06/01/47 2,618,424
2,146,446 Freddie Mac Gold Pool 4 .000 09/01/47 2,063,513
2,824,265 Freddie Mac Gold Pool 3 .500 12/01/47 2,647,001
6,431,557 Freddie Mac Gold Pool 4 .500 08/01/48 6,364,702
4,858,830 Freddie Mac Pool 3 .000 09/01/51 4,381,396
8,173,979 Freddie Mac Pool 2 .500 11/01/51 6,927,421
19,282,206 Freddie Mac Pool 3 .000 11/01/51 17,324,191
3,495,872 Freddie Mac Pool 3 .000 11/01/51 3,124,917
1,776,179 Freddie Mac Pool 3 .000 11/01/51 1,603,910
2,865,853 Freddie Mac Pool 3 .000 11/01/51 2,577,353
4,972,124 Freddie Mac Pool 2 .500 02/01/52 4,254,938
5,650,662 Freddie Mac Pool 3 .000 02/01/52 4,976,616
7,603,836 Freddie Mac Pool 3 .000 03/01/52 6,695,376
10,970,235 Freddie Mac Pool 2 .500 04/01/52 9,312,855
10,816,077 Freddie Mac Pool 4 .000 04/01/52 10,224,210
76,791,614 Freddie Mac Pool 3 .000 05/01/52 67,603,025
3,064,195 Freddie Mac Pool 3 .000 06/01/52 2,711,020
12,710,529 Freddie Mac Pool 3 .000 06/01/52 11,177,433
788,445 Freddie Mac Pool 3 .500 06/01/52 725,451
21,460,971 Freddie Mac Pool 4 .500 06/01/52 20,921,702
31,758,449 Freddie Mac Pool 4 .500 07/01/52 30,919,235
21,381,728 Freddie Mac Pool 4 .500 07/01/52 20,846,662
3,995,188 Freddie Mac Pool 4 .500 09/01/52 3,896,029
55,541,063 Freddie Mac Pool 5 .000 06/01/53 55,324,342
8,223,675 Freddie Mac Pool 5 .000 08/01/53 8,191,263
27,932,384 Freddie Mac Pool 5 .500 08/01/53 28,257,163
8,336,727 Freddie Mac REMICS 3 .500 01/15/47 7,621,247
1,445,459 Freddie Mac REMICS 4 .000 10/15/47 1,370,601
978,680 Freddie Mac REMICS 4 .000 11/15/47 936,117
7,096,008 Freddie Mac REMICS 4 .000 01/15/48 6,785,629
8,127,514 Freddie Mac REMICS 4 .000 03/15/48 7,767,737
2,087,371 Freddie Mac REMICS 4 .000 04/15/48 1,994,510
4,455,908 Freddie Mac REMICS 4 .000 04/15/48 4,234,218
2,448,246 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .742 06/15/48 2,295,921
2,595,486 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .662 10/15/48 2,326,299
6,945,928 Freddie Mac REMICS 2 .000 09/25/50 4,785,139
2,978,908 Freddie Mac REMICS 2 .000 09/25/50 385,968
12,410,157 Freddie Mac REMICS 3 .000 09/25/50 9,169,989
6,354,184 Freddie Mac REMICS 3 .000 10/25/50 4,618,685
19,543,804 Freddie Mac REMICS 2 .500 02/25/51 3,209,114
3,234,179 Freddie Mac REMICS 4 .000 08/25/52 2,881,666
5,789,894 Freddie Mac REMICS 4 .500 10/25/52 5,454,590
7,147,040 Freddie Mac REMICS 5 .500 11/25/52 7,324,481
3,756,493 Freddie Mac REMICS 5 .500 02/25/53 3,834,684
720,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .456 01/25/42 764,170
3,260,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 3,398,321
6,555,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 6,960,637
9,257,800 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .706 05/25/42 9,613,594
23,765,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .856 06/25/42 25,152,905
14,505,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .356 07/25/42 15,280,215

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,000,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7 .906% 08/25/42 $ 1,047,552
12,595,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .056 09/25/42 13,244,849
715,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 743,917
4,515,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .598 04/25/43 4,731,158
3,675,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .856 05/25/43 3,877,936
80,394 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .783 02/25/48 78,227
98,323 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 95,510
166,938 Ginnie Mae I Pool 5 .000 06/15/39 170,470
17,832 Ginnie Mae II Pool 6 .500 11/20/38 18,844
3,917,719 Ginnie Mae II Pool 3 .000 06/20/51 3,500,762
4,982,450 Ginnie Mae II Pool 3 .000 12/20/51 4,456,018
5,711,770 Ginnie Mae II Pool 2 .500 02/20/52 4,827,850
52,109,877 Ginnie Mae II Pool 3 .500 07/20/52 47,596,896
8,670,339 Ginnie Mae II Pool 4 .000 08/20/52 8,234,446
27,234,052 Ginnie Mae II Pool 4 .500 08/20/52 26,612,913
41,991,369 Ginnie Mae II Pool 4 .000 09/20/52 39,783,214
8,427,275 Ginnie Mae II Pool 5 .000 11/20/52 8,432,899
11,259,349 Ginnie Mae II Pool 4 .500 03/20/53 10,988,585
13,010,834 Government National Mortgage Association 5 .000 01/20/40 2,610,929
5,994,482 Government National Mortgage Association 4 .500 03/20/40 1,053,693
9,728,390 Government National Mortgage Association 5 .000 03/20/40 1,857,992
8,639,882 Government National Mortgage Association 2 .500 12/20/43 7,781,358
2,684,532 Government National Mortgage Association 3 .000 03/20/45 2,421,467
1,027,311 Government National Mortgage Association 4 .000 06/20/46 113,818
3,467,060 Government National Mortgage Association 5 .000 09/20/46 644,078
13,271,569 Government National Mortgage Association 3 .000 11/20/51 9,689,684
17,825,556 Government National Mortgage Association 3 .000 12/20/51 13,109,458
16,064,007 Government National Mortgage Association 3 .000 01/20/52 12,047,524
14,972,452 Government National Mortgage Association 3 .000 02/20/52 10,278,356
10,344,092 Government National Mortgage Association 4 .000 04/20/52 8,757,698
9,744,754 Government National Mortgage Association 5 .000 04/20/52 1,776,270
5,560,518 Government National Mortgage Association 4 .000 07/20/52 4,729,124
8,777,792 Government National Mortgage Association 4 .500 09/20/52 8,179,352
7,655,018 Government National Mortgage Association 4 .500 09/20/52 7,136,719
6,373,460 Government National Mortgage Association 4 .500 09/20/52 6,165,788
4,645,646 Government National Mortgage Association 4 .500 09/20/52 4,179,129
5,356,865 Government National Mortgage Association 4 .500 02/20/53 5,068,803
4,758,993 Government National Mortgage Association 5 .500 02/20/53 4,779,069
7,980,364 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .561 05/20/53 644,885
6,013,265 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 6 .089 08/20/53 6,688,232
3,593,050 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 8 .234 08/20/53 4,294,795
75,508,840 (a),(e) GS Mortgage-Backed Securities Corp Trust 0 .151 08/25/51 646,129
11,380,914 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 9,384,023
7,428,654 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 6,127,543
2,553,311 (a),(e) GS Mortgage-Backed Securities Trust 2 .823 05/28/52 2,137,174
7,137,282 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 6,140,494
57,750 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .932 03/25/35 53,346
994,457 (a),(e) J.P. Morgan Mortgage Trust 3 .242 10/25/52 819,974
957,683 (a),(e) JP Morgan Mortgage Trust 3 .500 05/25/47 868,362
664,559 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 598,496
113,068 (a),(e) JP Morgan Mortgage Trust 4 .000 01/25/49 105,583
21,015,272 (a),(e) JP Morgan Mortgage Trust 0 .119 06/25/51 135,555
36,944,711 (a),(e) JP Morgan Mortgage Trust 0 .106 11/25/51 217,686
3,330,378 (a),(e) JP Morgan Mortgage Trust 2 .500 11/25/51 2,747,320
38,748,861 (a),(e) JP Morgan Mortgage Trust 0 .113 12/25/51 245,718
3,556,260 (a),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 2,933,655
869,843 (a),(e) JP Morgan Mortgage Trust 2 .845 12/25/51 705,790
7,407,693 (a),(e) JP Morgan Mortgage Trust 2 .500 01/25/52 6,103,505
8,472,014 (a),(e) JP Morgan Mortgage Trust 0 .500 04/25/52 245,999
6,374,523 (a),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 5,461,608
4,083,479 (a),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 3,460,793
2,236,421 (a),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 1,841,721

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,703,988 (a),(e) JP Morgan Mortgage Trust 2 .500% 06/25/52 $ 8,789,805
2,470,617 (a),(e) JP Morgan Mortgage Trust 3 .000 06/25/52 2,142,591
72,265,186 (e) JP Morgan Mortgage Trust 0 .224 07/25/52 700,351
11,154,431 (a),(e) JP Morgan Mortgage Trust 2 .500 07/25/52 9,169,439
17,768,700 (a),(e) JP Morgan Mortgage Trust 3 .250 07/25/52 15,871,433
12,243,924 (a),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 10,525,694
7,175,295 (a),(e) JP Morgan Mortgage Trust 3 .000 10/25/52 6,168,362
4,681,904 (a),(e) JP Morgan Mortgage Trust 3 .000 11/25/52 4,028,032
6,738,820 (a),(e) JP Morgan Mortgage Trust 3 .000 04/25/53 5,793,140
3,076,091 (a),(e) JP Morgan Mortgage Trust 5 .000 06/25/53 3,024,325
2,731,862 (a),(e) JP Morgan Mortgage Trust 5 .500 06/25/53 2,726,335
6,776,646 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 5,589,648
6,702,960 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 6,008,512
5,041,902 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,154,232
4,712,036 (a),(e) OBX 3 .000 01/25/52 4,050,780
2,223,957 (a),(e) RCKT Mortgage Trust 3 .007 09/25/51 1,829,199
12,067,409 (a),(e) RCKT Mortgage Trust 2 .500 02/25/52 9,953,831
4,360,046 (a),(e) RCKT Mortgage Trust 3 .000 05/25/52 3,751,125
335,419 (a),(e) RCKT Mortgage Trust 3 .186 05/25/52 282,712
781,895 (a),(e) RCKT Mortgage Trust 4 .000 06/25/52 717,397
108,398 (a),(e) Sequoia Mortgage Trust 4 .000 06/25/49 102,610
1,049,351 (a),(e) Sequoia Mortgage Trust 3 .500 12/25/49 944,486
3,346,965 (a),(e) Sequoia Mortgage Trust 2 .500 06/25/51 2,779,840
2,500,000 (a),(e) Verus Securitization Trust 7 .474 02/25/68 2,507,292
4,374,618 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,767,756
4,404,416 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .307 08/25/51 3,763,352
TOTAL MORTGAGE BACKED 3,026,129,046
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .038 09/01/34 522,073
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,575,176
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,635,836
32,000 State Public School Building Authority 5 .000 09/15/27 32,637
TOTAL MUNICIPAL BONDS 7,765,722
OIL, GAS & CONSUMABLE FUELS - 0.0%
1,475,000 (e) Eagle Funding Luxco Sarl 5 .500 08/17/30 1,496,476
TOTAL OIL, GAS & CONSUMABLE FUELS 1,496,476
U.S. TREASURY SECURITIES - 21.9%
8,235,760 (j) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 8,355,275
8,850,000 United States Treasury Note 4 .125 10/31/26 8,888,027
2,690,000 United States Treasury Note 4 .125 01/31/27 2,704,501
27,545,000 United States Treasury Note 4 .125 02/28/27 27,709,624
6,945,000 United States Treasury Note 3 .875 03/31/27 6,965,618
1,275,000 United States Treasury Note 3 .750 04/30/27 1,276,793
85,000,000 United States Treasury Note 3 .875 07/31/27 85,348,633
9,140,000 United States Treasury Note 3 .625 08/31/27 9,139,643
4,145,000 United States Treasury Note 3 .500 09/30/27 4,136,095
640,000 United States Treasury Note 4 .250 01/15/28 648,725
12,950,000 United States Treasury Note 3 .875 03/15/28 13,031,443
11,260,000 United States Treasury Note 3 .750 04/15/28 11,294,308
6,818,000 United States Treasury Note 3 .750 05/15/28 6,839,839
1,530,000 United States Treasury Note 3 .875 06/15/28 1,540,041
4,500,000 United States Treasury Note 3 .875 07/15/28 4,529,180
48,090,000 United States Treasury Note 3 .625 08/15/28 48,090,000
42,665,000 United States Treasury Note 3 .375 09/15/28 42,375,011
19,565,000 United States Treasury Note 4 .250 01/31/30 19,979,228
720,000 United States Treasury Note 3 .625 08/31/30 716,287
342,928,000 United States Treasury Note 3 .625 09/30/30 341,186,570
8,300,000 United States Treasury Note 4 .375 01/31/32 8,529,547
16,700,000 United States Treasury Note 4 .125 02/29/32 16,925,059
59,010,000 United States Treasury Note 4 .125 03/31/32 59,793,727
129,789,000 United States Treasury Note 4 .125 05/31/32 131,431,642
67,000,000 United States Treasury Note 4 .125 06/30/32 67,345,469

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 11,000,000 United States Treasury Note 4 .125% 07/31/32 $ 11,051,562
5,625,000 United States Treasury Note 3 .875 08/31/32 5,608,301
29,575,000 United States Treasury Note 4 .250 08/15/35 29,815,297
3,250,000 United States Treasury Note 4 .625 11/15/44 3,219,785
1,235,000 United States Treasury Note 4 .750 02/15/45 1,242,719
11,175,000 United States Treasury Note 5 .000 05/15/45 11,604,539
25,220,000 United States Treasury Note 4 .750 08/15/45 25,783,509
110,305,000 United States Treasury Note 4 .750 05/15/55 110,649,703
84,695,000 United States Treasury Note 4 .750 08/15/55 84,986,139
6,135,000 United States Treasury Note/Bond 5 .000 10/31/25 6,138,878
18,200,000 United States Treasury Note/Bond 4 .250 01/31/26 18,212,797
650,000 United States Treasury Note/Bond 4 .875 05/31/26 654,327
2,450,000 United States Treasury Note/Bond 4 .625 06/30/26 2,464,662
8,150,000 United States Treasury Note/Bond 0 .875 09/30/26 7,924,793
3,725,000 United States Treasury Note/Bond 3 .500 09/30/26 3,717,143
30,000,000 United States Treasury Note/Bond 4 .625 10/15/26 30,277,383
16,425,000 United States Treasury Note/Bond 4 .625 11/15/26 16,584,759
23,470,000 United States Treasury Note/Bond 1 .250 12/31/26 22,772,318
2,575,000 United States Treasury Note/Bond 4 .500 05/15/27 2,608,596
865,000 United States Treasury Note/Bond 3 .500 04/30/28 862,500
200,000 United States Treasury Note/Bond 1 .000 07/31/28 185,945
1,090,000 United States Treasury Note/Bond 3 .250 06/30/29 1,073,693
1,785,000 United States Treasury Note/Bond 4 .000 10/31/29 1,805,081
1,356,000 United States Treasury Note/Bond 3 .500 04/30/30 1,342,970
7,435,000 United States Treasury Note/Bond 4 .625 09/30/30 7,728,334
11,286,000 United States Treasury Note/Bond 4 .000 01/31/31 11,403,709
30,000,000 United States Treasury Note/Bond 4 .250 02/28/31 30,675,000
24,000,000 United States Treasury Note/Bond 4 .125 03/31/31 24,388,125
8,775,000 United States Treasury Note/Bond 4 .625 04/30/31 9,134,227
25,495,000 United States Treasury Note/Bond 4 .125 07/31/31 25,882,404
7,775,000 United States Treasury Note/Bond 1 .250 08/15/31 6,724,160
6,950,000 United States Treasury Note/Bond 3 .625 09/30/31 6,868,555
118,085,000 United States Treasury Note/Bond 3 .375 05/15/33 113,426,178
1,900,000 United States Treasury Note/Bond 4 .750 02/15/37 1,994,926
10,875,000 United States Treasury Note/Bond 3 .500 02/15/39 9,948,926
16,015,000 United States Treasury Note/Bond 3 .875 08/15/40 14,928,357
2,850,000 United States Treasury Note/Bond 1 .875 02/15/41 2,003,572
33,830,000 United States Treasury Note/Bond 2 .000 11/15/41 23,757,646
12,000,000 United States Treasury Note/Bond 3 .125 11/15/41 9,995,625
200,024,100 United States Treasury Note/Bond 2 .375 02/15/42 148,220,982
4,115,000 United States Treasury Note/Bond 3 .250 05/15/42 3,456,921
185,174,000 United States Treasury Note/Bond 3 .875 02/15/43 168,067,105
20,990,000 United States Treasury Note/Bond 4 .375 08/15/43 20,256,990
54,460,000 United States Treasury Note/Bond 4 .750 11/15/43 55,038,637
117,010,000 United States Treasury Note/Bond 4 .625 05/15/44 116,155,278
5,010,000 United States Treasury Note/Bond 4 .125 08/15/44 4,650,298
1,380,000 United States Treasury Note/Bond 2 .500 05/15/46 970,366
10,450,000 United States Treasury Note/Bond 3 .000 05/15/47 7,955,879
1,255,000 United States Treasury Note/Bond 2 .750 08/15/47 909,777
42,835,000 United States Treasury Note/Bond 2 .750 11/15/47 30,960,000
55,445,000 United States Treasury Note/Bond 3 .000 02/15/48 41,869,638
510,000 United States Treasury Note/Bond 3 .125 05/15/48 393,258
45,841,000 United States Treasury Note/Bond 3 .375 11/15/48 36,825,006
217,477,000 United States Treasury Note/Bond 2 .250 02/15/52 134,895,207
86,704,000 United States Treasury Note/Bond 3 .625 02/15/53 71,683,209
TOTAL U.S. TREASURY SECURITIES 2,470,535,979
TOTAL GOVERNMENT BONDS
(Cost $5,905,711,305) 5,720,660,728
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.0%
623,000 (d),(k) Nuveen Securitized Income ETF 15,609,265

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES (continued)
3,965,434 (d),(k) Nuveen Ultra Short Income ETF $ 100,484,098
TOTAL INVESTMENT COMPANIES
(Cost $115,618,045) 116,093,363
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 (h) Morgan Stanley 5,006,000
208,700 Morgan Stanley 5,321,850
TOTAL FINANCIAL SERVICES 10,327,850
TOTAL PREFERRED STOCKS
(Cost $10,877,500) 10,327,850
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.6%
ASSET BACKED - 4.5%
$ 4,000,000 (a),(e) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5 .970% 07/21/38 4,013,844
2,916,886 (e) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 2,922,939
5,481,437 (e) Apollo aviation securitization, Series 2021 2A 2 .798 01/15/47 5,165,070
55,677 (e) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5 .900 07/26/35 1
984,333 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2020 2A 2 .020 02/20/27 979,087
6,800,000 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 1 .630 08/20/27 6,669,800
3,100,000 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2 .130 08/20/27 3,041,219
1,000,000 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1 .660 02/20/28 971,093
10,300,548 BMW Vehicle Lease Trust, Series 2024 2 4 .290 01/25/27 10,307,753
347,123 (e) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3 .280 09/26/33 343,694
10,000,000 (e) Brex Commercial Charge Card Master Trust, Series 2024 1 6 .050 07/15/27 10,062,166
1,115,037 (e) British Airways Pass Through Trust, Series 2020 A 3 .800 09/20/31 1,089,999
3,793,576 (e) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 3,668,573
8,286,250 (e) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 8,026,725
5,700,875 (e) Cars Net Lease Mortgage Notes, Series 2020 1A 2 .010 12/15/50 5,369,497
11,591,993 (e) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 11,004,227
199,893 Carvana Auto Receivables Trust, Series 2021 N2 1 .270 03/10/28 194,674
954,106 Carvana Auto Receivables Trust, Series 2021 N4 1 .720 09/11/28 928,911
850,543 (e) Carvana Auto Receivables Trust, Series 2022 N1 4 .130 12/11/28 843,586
4,150,000 (a),(e) Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A 1 .000 07/17/34 4,158,889
29,562 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .147 07/25/36 29,359
8,817,685 (a),(e) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .846 04/07/52 882
8,729,092 (e) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 7,497,793
2,593,260 (e) CF Hippolyta LLC, Series 2020 1 1 .990 07/15/60 2,182,599
1,798,904 (e) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 1,253,194
5,855,000 (a),(e) CIFC Funding Ltd, (LIBOR 3 M + 1.862%), Series 2020 2A 6 .187 10/20/34 5,867,793
5,625,000 (a),(e) CIFC Funding Ltd, (TSFR3M + 1.912%), Series 2020 1A 6 .229 07/15/36 5,636,070
273 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1 6 .200 02/25/30 272
1,500,000 CNH Equipment Trust, Series 2024 B 5 .190 09/17/29 1,523,906
9,035,000 CNH Equipment Trust, Series 2024 C 4 .030 01/15/30 9,053,430
11,450,000 (e) Cologix Data Centers US Issuer LLC, Series 2021 1A 3 .300 12/26/51 11,174,486
1,057,500 (e) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 1,047,539
16,362,500 (e) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 15,926,508
12,897,500 (e) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 12,155,375
13,566,375 (e) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 12,825,073
3,800,000 (a),(e) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A 6 .191 07/18/30 3,805,499
11,500,000 (a),(e) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5 .979 10/20/38 11,571,151
10,040,000 (e) Flexential Issuer, LLC, Series 2021 1A 3 .250 11/27/51 9,745,629
5,355,340 (e) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 5,027,946
7,000,000 Ford Credit Auto Owner Trust, Series 2024 A 5 .090 12/15/28 7,076,955
24,625,000 Ford Credit Auto Owner Trust, Series 2024 C 4 .070 07/15/29 24,684,649
3,206,490 GM Financial Consumer Automobile Receivables Trust, Series 2024 4 4 .530 10/18/27 3,210,014
1,905,000 (e) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 1,837,008
460,734 (e) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 422,611
164,531 (e) HERO Funding Trust, Series 2017 2A 3 .280 09/20/48 152,145
598,954 (e) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 562,861

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 329,062 (e) HERO Funding Trust, Series 2017 2A 4 .070% 09/20/48 $ 312,364
283,508 (e) Hilton Grand Vacations Trust, Series 2019 AA 2 .340 07/25/33 281,271
35,473 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 34,942
32,500,000 Honda Auto Receivables Owner Trust, Series 2024 4 4 .330 05/15/29 32,676,673
18,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .570 09/21/29 18,197,415
1,256,525 (e) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 1,231,382
2,593,491 (e) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 2,522,155
3,668,034 (b),(e) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 3,299,066
1,850,000 (a),(e) KKR Clo 32 Ltd, (TSFR3M + 2.100%), Series 2024 32A 6 .418 04/15/37 1,857,770
8,400,000 (e) Kubota Credit Owner Trust, Series 2025 1A 4 .670 06/15/29 8,521,832
2,250,000 (e) M&T Bank Auto Receivables Trust, Series 2025 1A 4 .730 06/17/30 2,280,947
632,202 (e) MAPS Trust, Series 2021 1A 2 .521 06/15/46 604,629
471,983 (e) MVW LLC, Series 2021 2A 1 .830 05/20/39 447,045
919,146 (e) MVW LLC, Series 2021 1WA 1 .440 01/22/41 885,159
579,062 (e) MVW LLC, Series 2021 1WA 1 .940 01/22/41 557,325
777,231 (e) Navient Private Education Refi Loan Trust, Series 2020 HA 1 .310 01/15/69 735,547
599,418 (e) Navient Student Loan Trust, Series 2019 BA 3 .390 12/15/59 589,185
1,100,000 (a),(e) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%), Series 2024 56A 6 .772 07/24/37 1,104,429
6,000,000 (a),(e) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5 .868 04/25/36 6,005,640
4,903,372 (e) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1 .480 01/20/51 4,751,103
4,363,544 (e) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2 .380 11/20/51 4,207,469
9,580,114 (e) OneMain Financial Issuance Trust, Series 2020 2A 1 .750 09/14/35 9,415,175
953,488 (e) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 935,299
1,600,000 (e) Oscar US Funding XVII LLC, Series 2024 2A 4 .470 03/12/29 1,605,188
2,700,000 (a),(e) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5 .941 07/15/38 2,721,362
6,340,000 (e) PFS Financing Corp, Series 2024 D 5 .340 04/15/29 6,457,281
1,500,000 (e) PFS Financing Corp, Series 2025 B 4 .850 02/15/30 1,524,522
9,744,144 (e) Porsche Innovative Lease Owner Trust, Series 2024 2A 4 .470 12/21/26 9,747,760
1,500,000 (e) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 1,404,040
2,750,000 (e) Regional Management Issuance Trust, Series 2024 2 5 .490 12/15/33 2,780,948
2,430,124 (e) Renew, Series 2018 1 3 .950 09/20/53 2,290,096
735,212 (e) SBNA Auto Lease Trust, Series 2024 B 5 .670 11/20/26 735,839
1,320,000 (e) SCCU Auto Receivables Trust, Series 2024 1A 5 .160 05/15/30 1,342,799
3,905,000 (e) SCCU Auto Receivables Trust, Series 2024 1A 5 .620 12/16/30 3,990,916
11,022,538 (e) SERVPRO Master Issuer LLC, Series 2019 1A 3 .882 10/25/49 10,915,757
3,207,625 (e) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 3,022,197
445,552 (e) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0 .990 11/20/37 441,820
483,098 (e) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1 .340 11/20/37 479,111
267,832 (e) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1 .790 11/20/37 265,672
1,145,967 (e) Sierra Timeshare Receivables Funding LLC, Series 2024 3A 4 .830 08/20/41 1,152,328
5,921,029 (e) Sierra Timeshare Receivables Funding LLC, Series 2024 1A 5 .350 01/20/43 5,968,540
182,155 (e) SMB Private Education Loan Trust, Series 2017 B 2 .820 10/15/35 181,067
80,815 (e) SoFi Professional Loan Program LLC, Series 2017 F 2 .840 01/25/41 80,639
320,624 (e) SoFi Professional Loan Program LLC, Series 2019 A 3 .690 06/15/48 318,477
1,896,292 (e) SpringCastle America Funding LLC, Series 2020 AA 1 .970 09/25/37 1,795,612
213,153 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5 .172 09/25/34 204,088
5,012,125 (e) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 5,081,319
1,700,000 Synchrony Card Funding LLC, Series 2024 A1 5 .040 03/15/30 1,725,103
14,987,055 (e) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 14,473,170
9,667,800 (e) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 8,935,284
34,350,000 (e) T-Mobile US Trust, Series 2025 1A 4 .740 11/20/29 34,788,461
930,523 Toyota Auto Receivables Owner Trust, Series 2024 D 4 .550 08/16/27 931,656
20,000,000 (e) Toyota Lease Owner Trust, Series 2025 A 4 .750 02/22/28 20,217,636
7,600,000 Volkswagen Auto Lease Trust, Series 2024 A 5 .210 06/21/27 7,667,327
9,720,787 (e) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 9,027,607
9,250,000 (e) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 9,420,544
TOTAL ASSET BACKED 507,180,482
OTHER MORTGAGE BACKED - 9.1%
59,894 (a),(e) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 55,618
3,000,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .900 06/15/35 3,004,827
5,000,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 6 .150 06/15/35 5,009,252
3,000,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 7 .150 06/15/35 3,007,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (a),(e) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .501% 02/15/42 $ 2,516,294
159,390 Banc of America Commercial Mortgage Trust, Series 2015 UBS7 3 .705 09/15/48 159,072
2,071,000 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 3 .989 09/15/48 2,072,521
1,910,000 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 4 .384 09/15/48 1,848,656
5,055,000 BANK, Series 2017 BNK8 3 .731 11/15/50 4,835,864
4,250,000 (a) BANK, Series 2017 BNK8 4 .083 11/15/50 3,900,877
1,000,000 (a) BANK, Series 2017 BNK8 4 .227 11/15/50 837,329
3,000,000 (e) BANK, Series 2019 BN21 2 .500 10/17/52 2,233,695
1,000,000 BANK, Series 2019 BN21 3 .093 10/17/52 929,106
2,500,000 BANK, Series 2019 BN23 3 .203 12/15/52 2,343,642
1,637,000 BANK, Series 2019 BN23 3 .455 12/15/52 1,506,608
4,621,000 BANK, Series 2020 BN30 1 .925 12/15/53 4,050,458
8,864,000 (a) BANK, Series 2022 BNK39 2 .928 02/15/55 8,053,104
2,000,000 BANK, Series 2024 BNK48 5 .053 10/15/57 2,038,431
1,046,695 BANK, Series 2017 BNK6 3 .289 07/15/60 1,041,263
1,750,000 BANK, Series 2019 BN20 3 .011 09/15/62 1,642,181
2,550,000 (a) BANK, Series 2019 BN24 3 .283 11/15/62 2,384,167
11,716,000 BANK, Series 2021 BN34 2 .438 06/15/63 10,296,496
3,330,000 (a) BANK, Series 2022 BNK41 3 .916 04/15/65 3,173,543
1,343,743 Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017 BNK3 3 .366 02/15/50 1,336,909
2,000,000 (a) BANK5, Series 2023 5YR1 6 .260 04/15/56 2,079,814
2,103,331 (a),(e) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2 .500 10/25/51 1,734,938
6,518,234 (a),(e) Bayview MSR Opportunity Master Fund Trust, Series 2022 5 3 .000 02/25/52 5,607,901
1,250,000 (a),(e) BBCMS Mortgage Trust, Series 2018 CHRS 4 .409 08/05/38 1,074,601
13,865,000 BBCMS Mortgage Trust, Series 2023 C19 5 .753 04/15/56 14,143,018
4,314,055 (a) BBCMS Mortgage Trust, Series 2023 C20 6 .383 07/15/56 4,474,533
4,000,000 (a) BBCMS Mortgage Trust, Series 2023 C21 6 .506 09/15/56 4,302,706
4,367,000 (a) BBCMS Mortgage Trust, Series 2024 C30 5 .831 11/15/57 4,579,473
3,275,000 (a) BBCMS Mortgage Trust, Series 2025 C35 5 .586 07/15/58 3,460,259
2,500,000 (e) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 2,391,184
2,500,000 (a),(e) BBCMS Trust, Series 2015 SRCH 5 .122 08/10/35 2,360,109
3,000,000 (a) Benchmark, Series 2018 B4 4 .311 07/15/51 2,911,320
2,575,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 2,159,054
2,500,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG3 3 .199 09/15/48 2,076,683
2,500,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG3 3 .654 09/15/48 2,408,817
3,200,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3 .666 01/15/51 3,153,298
1,500,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4 .553 04/10/51 1,296,349
2,145,000 Benchmark Mortgage Trust, Series 2018 B6 4 .261 10/10/51 2,131,163
1,380,000 Benchmark Mortgage Trust, Series 2019 B9 4 .016 03/15/52 1,354,448
3,000,000 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 2,887,786
1,624,000 Benchmark Mortgage Trust, Series 2019 B9 4 .468 03/15/52 1,513,796
1,500,000 (a) Benchmark Mortgage Trust, Series 2019 B9 4 .971 03/15/52 1,322,543
2,500,000 Benchmark Mortgage Trust, Series 2019 B11 3 .542 05/15/52 2,411,592
2,017,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 1,880,667
1,300,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 1,303,948
1,397,000 Benchmark Mortgage Trust, Series 2021 B23 2 .095 02/15/54 1,059,690
18,500,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 16,539,170
15,830,000 Benchmark Mortgage Trust, Series 2021 B27 2 .390 07/15/54 14,014,579
5,250,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2 .244 08/15/54 4,358,718
3,000,000 Benchmark Mortgage Trust, Series 2023 B38 5 .626 04/15/56 3,074,060
8,000,000 Benchmark Mortgage Trust, Series 2023 B39 5 .750 07/15/56 8,507,696
1,680,000 (e) Benchmark Mortgage Trust, Series 2019 B14 2 .500 12/15/62 615,128
1,000,000 Benchmark Mortgage Trust, Series 2019 B14 3 .352 12/15/62 911,600
3,800,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 3,165,007
3,000,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3 .903 12/15/62 2,107,382
4,000,000 Benchmark Mortgage Trust, Series 2019 B15 2 .928 12/15/72 3,740,614
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0 .000 08/15/52 1,623,377
2,075,000 BMO Mortgage Trust, Series 2023 C5 5 .765 06/15/56 2,189,409
1,530,000 (a) BMO Mortgage Trust, Series 2024 C8 5 .911 03/15/57 1,616,508
6,400,000 (a) BMO Mortgage Trust, Series 2024 C9 6 .127 07/15/57 6,797,062
1,797,313 (a),(e) BX Commercial Mortgage Trust, (LIBOR 1 M + 1.914%), Series 2021 SOAR 1 .910 06/15/38 1,796,805
1,000,000 (a),(e) BX Commercial Mortgage Trust, (TSFR1M + 3.927%), Series 2024 BRBK 8 .074 10/15/41 1,004,486

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (a),(e) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 9 .021% 10/15/41 $ 2,010,322
2,100,000 (a),(e) BX Mortgage Trust, (TSFR1M + 2.062%), Series 2021 PAC 6 .212 10/15/36 2,093,377
7,000,000 (a),(e) BX Trust, (TSFR1M + 1.700%), Series 2025 VLT7 5 .850 07/15/44 7,029,394
2,000,000 (a),(e) BXP Trust, Series 2021 601L 2 .868 01/15/44 1,633,612
6,500,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 5,290,873
3,030,000 (a) CD Mortgage Trust, Series 2016 CD2 4 .106 11/10/49 1,835,481
5,555,000 CD Mortgage Trust, Series 2017 CD3 3 .833 02/10/50 4,924,057
6,635,000 (a) CD Mortgage Trust, Series 2017 CD3 3 .984 02/10/50 4,547,050
3,630,000 (a) CD Mortgage Trust, Series 2017 CD3 4 .681 02/10/50 1,634,635
2,550,000 CD Mortgage Trust, Series 2017 CD4 3 .746 05/10/50 2,483,033
5,000,000 (a) CD Mortgage Trust, Series 2017 CD5 3 .684 08/15/50 4,883,801
1,000,000 CD Mortgage Trust, Series 2017 CD6 3 .456 11/13/50 981,078
1,505,943 CD Mortgage Trust, Series 2019 CD8 2 .812 08/15/57 1,460,457
1,000,000 (a),(e) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 827,214
47,824 (a),(e) CF Mortgage Trust, Series 2020 P1 2 .840 04/15/52 47,537
1,500,000 (a),(e) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 1,385,910
28,798 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5 .388 02/20/35 29,017
336,208 (a),(e) CIM Trust, Series 2021 J2 2 .670 04/25/51 276,372
567,309 (a),(e) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .741 07/10/47 547,985
552,229 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 532,143
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 4 .109 04/10/48 1,821,953
2,100,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4 .179 03/10/51 2,064,373
227,620 COMM Mortgage Trust, Series 2012 CR4 2 .853 10/15/45 220,724
2,419,942 (a) COMM Mortgage Trust, Series 2014 CR14 3 .792 02/10/47 2,355,209
2,476,406 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 2,410,162
3,896,000 (a) COMM Mortgage Trust, Series 2014 UBS3 4 .749 06/10/47 2,785,640
5,150,000 (a),(e) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 2,343,250
1,653,657 (a) COMM Mortgage Trust, Series 2015 LC19 3 .829 02/10/48 1,625,545
2,497,000 (e) COMM Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,497,451
2,000,000 (a),(e) COMM Mortgage Trust, Series 2015 CR22 3 .824 03/10/48 1,611,260
1,000,000 (a) COMM Mortgage Trust, Series 2015 CR22 3 .824 03/10/48 939,612
5,292,529 (a) COMM Mortgage Trust, Series 2015 CR22 3 .926 03/10/48 5,096,771
642,354 (a) COMM Mortgage Trust, Series 2015 CR23 4 .352 05/10/48 624,733
1,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,364,812
117,110 (a) COMM Mortgage Trust, Series 2015 CR24 4 .364 08/10/48 116,666
2,000,000 (a) COMM Mortgage Trust, Series 2015 CR24 4 .364 08/10/48 1,951,375
132,820 COMM Mortgage Trust, Series 2015 CR26 3 .630 10/10/48 132,574
367,620 COMM Mortgage Trust, Series 2015 CR27 3 .984 10/10/48 366,827
1,650,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .647 10/10/48 1,626,320
3,731,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .647 10/10/48 3,533,765
8,357,000 (a) COMM Mortgage Trust, Series 2015 LC23 4 .679 10/10/48 8,061,263
5,075,000 (a) COMM Mortgage Trust, Series 2016 CR28 4 .735 02/10/49 4,977,834
2,969,412 (a) COMM Mortgage Trust, Series 2018 COR3 4 .497 05/10/51 2,705,212
2,500,000 (a) COMM Mortgage Trust, Series 2018 COR3 4 .668 05/10/51 2,127,160
1,415,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 1,317,734
15,925,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .856 03/25/42 16,439,057
4,779,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7 .356 04/25/42 4,909,122
29,920,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 31,148,701
7,825,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7 .956 07/25/42 8,144,916
10,195,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9 .106 09/25/42 10,871,489
17,280,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 18,163,761
11,170,000 (e) CPS Auto Receivables Trust, Series 2025 C 4 .910 10/15/31 11,194,580
2,500,000 (a),(e) CSMC, Series 2019 NQM1 3 .388 10/25/59 2,411,438
5,211,030 (a),(e) CSMC, Series 2021 NQM8 2 .405 10/25/66 4,612,152
1,750,000 (a),(e) CSTL Commercial Mortgage Trust, Series 2024 GATE 5 .052 11/10/41 1,746,893
4,750,000 DBGS Mortgage Trust, Series 2018 C1 4 .466 10/15/51 4,739,593
9,500,000 DBJPM Mortgage Trust, Series 2016 C3 3 .041 08/10/49 9,266,449
5,400,000 DBJPM Mortgage Trust, Series 2020 C9 2 .340 08/15/53 4,736,628
3,398,000 DBJPMortgage Trust, Series 2020 C9 1 .926 08/15/53 3,035,046
1,415,000 (a),(e) DBSG Mortgage Trust, Series 2024 ALTA 6 .144 06/10/37 1,439,516
4,860,000 (a),(e) DBSG Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 4,946,624
3,250,000 (a),(e) DBWF Mortgage Trust, Series 2015 LCM 3 .535 06/10/34 3,137,339

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,685,952 (a),(e) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP 5 .585% 11/15/38 $ 1,684,550
3,221,000 (a),(e) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 3,297,563
3,600,000 (a),(e) EQT Trust, Series 2024 EXTR 5 .655 07/05/41 3,677,462
1,069,577 (a),(e) Flagstar Mortgage Trust, Series 2017 2 3 .971 10/25/47 981,059
39,285 (a),(e) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 37,069
1,712,504 (a),(e) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 1,412,563
5,518,179 (a),(e) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 4,551,338
2,275,591 (a),(e) Flagstar Mortgage Trust, Series 2021 5INV 3 .342 07/25/51 1,879,020
745,797 (a),(e) Flagstar Mortgage Trust, Series 2021 7 2 .925 08/25/51 614,088
18,824,923 (a),(e) Flagstar Mortgage Trust, Series 2021 10IN 3 .000 10/25/51 16,195,845
3,217,618 (a),(e) Flagstar Mortgage Trust, Series 2021 10IN 3 .500 10/25/51 2,657,454
1,215,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 1,282,738
2,000,000 (a),(e) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR 5 .898 07/15/31 420,000
1,238,000 (a),(e) GS Mortgage Securities Corp Trust, Series 2017 375H 3 .591 09/10/37 1,198,222
3,779,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 4 .090 10/10/49 3,597,167
4,185,000 (a) GS Mortgage Securities Trust, Series 2016 GS4 4 .032 11/10/49 3,819,828
1,972,901 GS Mortgage Securities Trust, Series 2017 GS5 3 .467 03/10/50 1,962,328
4,300,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .433 05/10/50 4,236,370
1,500,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .638 05/10/50 1,427,207
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8 3 .837 11/10/50 2,949,483
3,500,000 (a) GS Mortgage Securities Trust, Series 2017 GS8 4 .459 11/10/50 3,214,192
3,010,000 (a) GS Mortgage Securities Trust, Series 2018 GS9 3 .992 03/10/51 2,983,950
1,725,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4 .155 07/10/51 1,698,550
2,400,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .158 02/10/52 2,324,843
1,219,888 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .761 02/10/52 1,139,967
5,510,000 GS Mortgage Securities Trust, Series 2019 GC42 3 .001 09/10/52 5,177,532
1,000,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 925,387
1,361,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 1,236,578
5,500,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 4,852,602
100,067 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 94,446
261,197 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 246,525
639,691 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 552,101
30,369,202 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .252 03/27/51 384,720
985,720 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 850,843
1,915,768 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 1,575,440
7,981,243 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 6,582,352
9,533,698 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 8,195,803
3,093,204 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3 .000 09/25/52 2,661,209
938,102 (a),(e) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .610 05/25/50 834,152
832,230 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3 .091 11/25/51 705,628
1,113,767 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3 .022 12/25/51 926,087
16,755,002 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 13,820,404
8,254,434 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 6,809,307
3,085,570 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .721 01/25/52 2,508,312
2,126,572 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3 .243 06/25/52 1,766,647
5,666,043 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 4,883,566
6,787,057 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 5,839,181
5,457,089 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 4,691,278
4,285,314 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 3,685,974
6,547,194 (a),(e) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 5,816,983
1,385,896 (a),(e) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 1,398,954
3,350,000 (a),(e) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .650 07/15/40 3,355,025
5,000,000 (a),(e) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6 .270 07/15/40 5,009,727
25,000,000 (a),(e) Houston Galleria Mall Trust, Series 2025 HGLR 5 .644 02/05/45 25,897,795
6,500,000 (a),(e) HTL Commercial Mortgage Trust, Series 2024 T53 7 .324 05/10/39 6,631,152
3,000,000 (a),(e) Hudson Yards Mortgage Trust, Series 2016 10HY 3 .076 08/10/38 2,944,085
1,500,000 (a),(e) Hudson Yards Mortgage Trust, Series 2016 10HY 3 .076 08/10/38 1,467,289
3,450,000 (a),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 3,071,356
2,500,000 (a),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 2,168,417
5,320,000 (a),(e) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 5,422,687
1,471,353 (a),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 1,403,399
1,000,000 (a),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 931,649

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 10,210,000 (a),(e) IP Mortgage Trust, Series 2025 IP 5 .425% 06/10/42 $ 10,403,618
1,018,801 (a),(e) J.P. Morgan Mortgage Trust, Series 2022 5 2 .953 09/25/52 818,448
5,000,000 (e) Jackson Park Trust, Series 2019 LIC 2 .766 10/14/39 4,585,937
3,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON 4 .379 07/05/31 2,414,426
139,157 (a),(e) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4 .115 01/15/46 134,079
1,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .620 01/16/37 420,000
3,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025 NSLB 6 .234 06/05/42 3,142,044
1,312,827 (a),(e) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5 .662 12/25/44 1,293,947
56,354 (a),(e) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 52,564
313,264 (a),(e) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 289,909
1,145,096 (a),(e) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 1,026,158
2,177,673 (a),(e) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 1,960,842
1,370,084 (a),(e) JP Morgan Mortgage Trust, Series 2017 5 4 .967 10/26/48 1,373,583
110,200 (a),(e) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 103,118
38,589 (a),(e) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 36,174
3,291,947 (a),(e) JP Morgan Mortgage Trust, Series 2020 1 3 .821 06/25/50 2,980,960
23,864,067 (a),(e) JP Morgan Mortgage Trust, Series 2021 3 0 .134 07/25/51 180,097
16,724,485 (a),(e) JP Morgan Mortgage Trust, Series 2021 4 0 .129 08/25/51 125,735
2,031,048 (a),(e) JP Morgan Mortgage Trust, Series 2021 4 2 .879 08/25/51 1,654,047
32,342,856 (a),(e) JP Morgan Mortgage Trust, Series 2021 6 0 .133 10/25/51 244,098
4,080,707 (a),(e) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 3,369,596
8,846,475 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 204,250
1,962,303 (a),(e) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 1,618,610
1,801,823 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV4 3 .208 01/25/52 1,467,538
2,013,438 (a),(e) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 1,664,809
1,323,111 (a),(e) JP Morgan Mortgage Trust, Series 2022 INV1 3 .292 03/25/52 1,117,328
3,193,481 (a),(e) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 2,634,150
1,954,344 (a),(e) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 1,681,126
614,261 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV8 3 .280 05/25/52 505,057
13,461,780 (a),(e) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 11,581,723
5,971,762 (a),(e) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 5,139,612
8,245,375 (a),(e) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 7,315,372
5,649,101 (a),(e) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 4,851,621
1,837,980 (a),(e) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 1,686,365
2,776,909 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .110 09/15/47 2,743,239
1,624,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .660 09/15/47 1,584,517
4,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .688 09/15/47 4,370,394
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .688 09/15/47 1,441,545
1,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3 .898 02/15/48 862,250
692,225 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4 .118 05/15/48 690,714
3,367,747 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 3,335,451
5,885,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .709 08/15/48 5,584,703
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .709 08/15/48 2,373,285
278,056 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 3 .770 12/15/48 277,421
3,016,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .023 12/15/48 2,999,979
745,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .814 12/15/48 711,776
10,425,000 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3 .576 03/17/49 10,385,801
2,645,000 (a),(e) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .349 03/17/49 2,333,036
1,860,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .849 03/17/49 1,819,099
310,719 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .457 03/15/50 308,781
822,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .723 03/15/50 814,284
64,436 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .379 09/15/50 63,510
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .820 09/15/50 1,716,816
2,500,000 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3 .123 06/13/52 2,404,742
5,554,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .180 05/13/53 4,714,134
3,625,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .536 05/13/53 2,969,524
4,000,000 (a),(e) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5 .450 03/15/42 4,000,316
689,308 (e) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3 .575 02/15/36 670,523
2,200,000 (e) LSTAR Commercial Mortgage Trust, Series 2017 5 4 .021 03/10/50 2,131,340
1,066,016 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2 .278 01/25/37 1,048,470
11,250,000 (e) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 11,418,057
2,250,000 (a),(e) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5 .624 05/18/42 2,259,843

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (a),(e) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5 .850% 07/15/42 $ 1,002,100
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3 .561 04/15/48 3,241,488
1,000,000 Morgan Stanley Capital I Trust, Series 2018 H3 4 .177 07/15/51 994,082
4,279,803 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4 .429 07/15/51 4,233,480
3,000,000 (a),(e) Morgan Stanley Capital I Trust, Series 2024 NSTB 3 .900 09/24/57 2,918,997
2,123,287 (a),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 1,905,154
4,543,767 (a),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 4,180,179
2,500,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 2,226,875
2,000,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,490,040
3,500,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 2,470,650
1,500,000 (a),(e) MSDB Trust, Series 2017 712F 3 .427 07/11/39 1,438,238
5,517,572 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 5,310,294
2,500,000 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 6 .030 07/15/36 2,327,190
549,024 (e) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2 .966 12/15/38 529,352
1,597,194 (a),(e) New Residential Mortgage Loan Trust, Series 2022 INV1 3 .515 03/25/52 1,328,163
35,027 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .752 02/25/36 34,961
3,750,000 (a),(e) NRTH Mortgage Trust, (TSFR1M + 1.641%), Series 2024 PARK 5 .791 03/15/39 3,746,811
3,465,000 (a),(e),(i) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 3,459,916
3,750,000 (a),(e) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6 .990 08/15/29 3,763,935
9,018,263 (a),(e) OBX Trust, Series 2021 J2 2 .500 07/25/51 7,438,736
365,242 (a),(e) OBX Trust, Series 2022 J2 3 .416 08/25/52 312,777
7,301,370 (a),(e) OBX Trust, Series 2022 INV5 4 .000 10/25/52 6,699,081
1,844,941 (a),(e) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 1,521,804
1,992,390 (a),(e) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 1,904,908
3,850,000 (e) Olympic Tower Mortgage Trust, Series 2017 OT 3 .566 05/10/39 3,683,168
10,030,000 (e) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 9,246,404
14,934,004 (e) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 14,482,057
3,000,000 (a),(e) ONNI Commerical Mortgage Trust, Series 2024 APT 5 .753 07/15/39 3,072,431
3,200,000 (a),(e) OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR 9 .386 11/15/40 3,212,779
2,500,000 (a),(e) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 5 .145 07/15/38 2,353,692
2,306,591 (a),(e) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 2,049,307
257,094 (a),(e) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 237,191
188,606 (a),(e) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 171,814
689,254 (a),(e) Sequoia Mortgage Trust, Series 2017 6 3 .726 09/25/47 657,437
416,602 (a),(e) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 377,986
32,809 (a),(e) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 31,235
2,296,849 (a),(e) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,976,829
367,052 (a),(e) Sequoia Mortgage Trust, Series 2021 1 2 .658 03/25/51 305,055
3,876,248 (a),(e) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 3,753,135
163,552 (a),(e) Shellpoint Co-Originator Trust, Series 2017 1 3 .500 04/25/47 149,314
3,800,000 (a),(e) SHR Trust, (TSFR1M + 2.950%), Series 2024 LXRY 7 .100 10/15/41 3,814,316
1,500,000 (e) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 1,275,354
2,625,000 UBS Commercial Mortgage Trust, Series 2017 C1 3 .460 06/15/50 2,593,366
1,800,000 UBS Commercial Mortgage Trust, Series 2017 C4 3 .563 10/15/50 1,761,305
2,562,500 (a) UBS Commercial Mortgage Trust, Series 2017 C6 3 .886 12/15/50 2,515,848
1,330,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4 .713 06/15/51 1,248,883
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 5 .044 06/15/51 2,312,625
2,250,000 UBS Commercial Mortgage Trust, Series 2018 C13 4 .334 10/15/51 2,229,170
5,624,152 (a),(e) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 4,979,460
2,000,000 (a),(e) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5 .992 11/15/41 2,006,447
1,500,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 1,404,283
5,000,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.942%), Series 2025 AGLN 6 .092 07/15/37 5,019,349
3,915,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP 5 .500 08/15/42 3,920,697
2,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3 .988 05/15/48 1,870,450
2,029,830 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 P2 4 .818 12/15/48 2,005,916
387,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3 .635 03/15/50 376,944
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3 .757 03/15/50 1,927,443
1,750,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38 3 .917 07/15/50 1,657,398
2,100,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C43 4 .012 03/15/51 2,083,243
3,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C48 4 .703 01/15/52 2,985,902
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60 2 .547 08/15/54 1,490,589
9,313,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .820 08/15/57 9,747,797

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 342,277 (e) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3 3 .153% 09/15/57 $ 339,796
3,350,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C32 3 .952 01/15/59 3,336,405
2,500,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2016 C32 4 .853 01/15/59 2,457,491
181,133 Wells Fargo Commercial Mortgage Trust, Series 2016 C36 2 .933 11/15/59 180,336
65,368 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 62,220
940,074 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3 .500 09/25/49 848,525
684,515 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 590,625
10,087,722 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 8,333,469
1,216,160 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3 .640 09/25/51 1,024,737
2,679,744 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 2,210,393
2,966,781 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 2,554,278
3,817,707 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .423 03/25/52 3,194,471
5,130,785 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 4,561,287
189,733 (a),(e) WinWater Mortgage Loan Trust, Series 2014 1 3 .929 06/20/44 162,796
TOTAL OTHER MORTGAGE BACKED 1,023,493,679
TOTAL STRUCTURED ASSETS
(Cost $1,589,188,741) 1,530,674,161
TOTAL LONG-TERM INVESTMENTS
(Cost $11,129,210,278) 10,803,954,612
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
34,723,513 (l) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (m) 34,723,513
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $34,723,513) 34,723,513
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 4.1%
REPURCHASE AGREEMENT - 3.7%
422,610,000 (n) Fixed Income Clearing Corporation 4 .200 10/01/25 422,610,000
TOTAL REPURCHASE AGREEMENT 422,610,000
TREASURY DEBT - 0.4%
14,366,000 United States Treasury Bill 0 .000 10/02/25 14,364,395
10,000,000 United States Treasury Bill 0 .000 10/09/25 9,990,975
10,000,000 United States Treasury Bill 0 .000 10/16/25 9,983,108
6,200,000 United States Treasury Bill 0 .000 10/30/25 6,179,752
TOTAL TREASURY DEBT 40,518,230
TOTAL SHORT-TERM INVESTMENTS
(Cost $463,127,184) 463,128,230
TOTAL INVESTMENTS - 100.2%
(Cost $11,627,060,975) 11,301,806,355
OTHER ASSETS & LIABILITIES, NET - (0.2)% (27,891,431)
NET ASSETS - 100.0% $ 11,273,914,924

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
BRL Brazilian Real
CLP Chilean Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,320,194,590 or 20.5% of Total
Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.5% of Total Investments.
(h) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,698,642.
(i) When-issued or delayed delivery security.
(j) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(k) Affiliated holding
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $422,659,304 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
0.625%–4.375% and maturity dates 10/31/29–5/15/30, valued at $431,062,401.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 3,785 12/31/25  $ 411,938,151 $ 413,304,260 $ 1,366,109
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 4,154,680 EUR 3,519,527 Bank of America, N.A. 10/10/25 $ 19,983
$ 1,498,498 EUR 1,274,847 Bank of America, N.A. 10/10/25 824
Total  $ 20,807
Total unrealized appreciation on forward foreign currency contracts  $ 20,807
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
Credit Default Swaps - Centrally Cleared
PURCHASED
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/30 $ 50,000,000 $ 4,069,888 $ 2,761,241 $ 1,308,647
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 15,000,000 1,216,800 $ 1,018,306 198,494
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 65,000,000 5,272,799 $ 5,062,743 210,056
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 30,000,000 2,441,933 $ 1,866,302 575,631
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 25,000,000 2,034,944 $ 1,563,319 471,625
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 15,000,000 1,220,966 $ 882,236 338,730
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 20,000,000 1,622,400 $ 1,321,377 301,023
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 24,000,000 1,946,880 $ 1,760,528 186,352
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 22,000,000 1,784,640 $ 1,427,296 357,344
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 12,000,000 973,440 $ 800,208 173,232
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 20,000,000 1,622,400 $ 1,479,056 143,344
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 20,000,000 1,622,400 $ 1,435,270 187,130
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 120,000,000 9,713,400 $ 9,477,000 236,400
Total $ 35,542,890 $ 30,854,882 $ 4,688,008
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/30 $ 70,000,000 $ (5,678,399) $ (5,420,458) $ (257,941)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/27/30 333,000,000 (27,195,310) (17,670,366) (9,524,944)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 35,000,000 (2,848,922) (1,250,871) (1,598,051)
Citigroup Global Markets,
Inc CDX-NAHYS45V1-5Y 5.000 5.00% Quarterly 12/20/30 120,000,000 (9,406,800) (9,148,200) (258,600)
Total $ (45,129,431) $ (33,489,895) $ (11,639,536)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Consolidated Portfolio of Investments September 30, 2025
Core Impact Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
BANK LOAN OBLIGATIONS - 0.6%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 45
TOTAL CAPITAL GOODS 45
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
13,696,527 (c) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .778 05/08/28 13,696,527
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,696,527
UTILITIES - 0.4%
6,126,064 (c) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .449 12/15/27 6,124,165
14,459,897 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 05/30/29 14,464,452
6,980,000 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163 04/30/31 6,916,761
TOTAL UTILITIES 27,505,378
TOTAL BANK LOAN OBLIGATIONS
(Cost $41,435,829) 41,201,950
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30.5%
AUTOMOBILES & COMPONENTS - 0.2%
10,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 9,812,119
2,260,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 2,291,267
4,980,000 (d) ZF North America Capital, Inc 7 .125 04/14/30 4,931,158
TOTAL AUTOMOBILES & COMPONENTS 17,034,544
BANKS - 5.0%
12,125,000 (e) Bank of America Corp 6 .625 N/A 12,615,929
10,000,000 Bank of Montreal 3 .803 12/15/32 9,822,888
8,875,000 Bank of Montreal 7 .700 05/26/84 9,404,917
15,125,000 Bank of Montreal 6 .875 11/26/85 15,393,227
8,225,000 (e) Bank of New York Mellon Corp 6 .300 N/A 8,462,217
16,750,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 16,985,911
10,075,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 10,345,967
12,375,000 CitiBank NA 4 .876 11/19/27 12,471,400
10,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 9,967,497
5,775,000 (d) Credit Agricole S.A. 5 .222 05/27/31 5,924,170
9,350,000 (d),(e),(f) Credit Agricole S.A. 7 .125 N/A 9,548,192
7,025,000 Deutsche Bank AG. 6 .819 11/20/29 7,514,352
4,950,000 (d) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 5,131,207
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 9,444,597
8,300,000 (d) Federation des Caisses Desjardins du Quebec 4 .565 08/26/30 8,345,915
10,050,000 HSBC Holdings plc 5 .240 05/13/31 10,341,960
4,650,000 HSBC Holdings plc 5 .741 09/10/36 4,744,446
12,500,000 ING Groep NV 5 .525 03/25/36 12,967,256
6,725,000 (e),(f) ING Groep NV 7 .000 N/A 6,933,984
3,650,000 (d) Intesa Sanpaolo S.p.A 6 .625 06/20/33 4,017,631
13,800,000 (d) Intesa Sanpaolo S.p.A 7 .200 11/28/33 15,726,345
15,000,000 (d) Intesa Sanpaolo S.p.A 7 .800 11/28/53 18,532,910
18,250,000 JPMorgan Chase & Co 6 .070 10/22/27 18,612,891
12,575,000 JPMorgan Chase & Co 5 .571 04/22/28 12,849,653
4,500,000 JPMorgan Chase & Co 5 .766 04/22/35 4,794,242
6,575,000 JPMorgan Chase & Co 5 .576 07/23/36 6,816,184
12,475,000 (e) JPMorgan Chase & Co 6 .875 N/A 13,139,381
3,250,000 Lloyds Banking Group plc 6 .068 06/13/36 3,411,537
7,170,000 M&T Bank Corp 4 .833 01/16/29 7,258,783
7,750,000 Morgan Stanley Bank NA 5 .504 05/26/28 7,920,807
3,675,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 3,729,880
3,700,000 (e),(f) NatWest Group plc 8 .125 N/A 4,165,294
5,500,000 (d),(e),(f) Nordea Bank Abp 6 .750 N/A 5,579,717
3,375,000 (d) Royal Bank of Canada 1 .050 09/14/26 3,285,130
10,000,000 (d) Royal Bank of Canada 4 .851 12/14/26 10,108,490
19,100,000 Royal Bank of Canada 6 .750 08/24/85 19,701,603

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 5.0% (continued)
$ 6,100,000 Santander UK Group Holdings plc 5 .136% 09/22/36 $ 6,043,133
TOTAL BANKS 352,059,643
CAPITAL GOODS - 0.3%
8,875,000 Air Lease Corp 5 .100 03/01/29 9,010,747
9,000,000 Conservation Fund 3 .474 12/15/29 8,481,537
6,200,000 (d) Siemens Funding BV 5 .200 05/28/35 6,428,591
TOTAL CAPITAL GOODS 23,920,875
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,996,434
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 11,270,583
8,200,000 Automatic Data Processing, Inc 4 .450 09/09/34 8,161,371
12,875,000 Capital Impact Partners 5 .335 08/01/30 13,117,199
16,750,000 Capital Impact Partners 5 .999 08/01/35 17,379,740
12,760,000 Rockefeller Foundation 2 .492 10/01/50 7,846,311
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 66,771,638
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 4,000,505
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,349,005
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,349,510
CONSUMER DURABLES & APPAREL - 0.1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,448,301
TOTAL CONSUMER DURABLES & APPAREL 4,448,301
CONSUMER SERVICES - 0.6%
1,250,000 Bush Foundation 2 .754 10/01/50 786,722
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,736,512
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,615,941
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 10,109,857
4,250,000 Massachusetts Institute of Technology 3 .959 07/01/38 3,931,402
9,500,000 Mather Foundation 2 .675 10/01/31 8,492,326
15,000 Salvation Army 5 .637 09/01/26 15,164
6,250,000 Salvation Army 4 .528 09/01/48 5,516,145
6,100,000 Starbucks Corp 2 .450 06/15/26 6,033,810
3,330,000 Trustees of Dartmouth College 4 .273 06/01/30 3,353,614
TOTAL CONSUMER SERVICES 45,591,493
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
4,976,000 (d) Alimentation Couche-Tard, Inc 3 .625 05/13/51 3,609,993
10,625,000 SYSCO Corp 5 .750 01/17/29 11,108,649
12,150,000 SYSCO Corp 2 .400 02/15/30 11,241,005
6,100,000 SYSCO Corp 5 .100 09/23/30 6,289,102
6,000,000 SYSCO Corp 5 .400 03/23/35 6,200,425
20,525,000 Walmart, Inc 1 .800 09/22/31 18,108,264
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 56,557,438
ENERGY - 2.8%
12,300,000 (d) Amazon Conservation DAC 6 .034 01/16/42 12,699,750
13,588,000 Cheniere Energy Partners LP 4 .000 03/01/31 13,103,833
4,850,000 Cheniere Energy Partners LP 5 .950 06/30/33 5,134,198
14,500,000 (g) CIF Capital Markets Mechanism plc 4 .750 01/22/28 14,777,216
7,525,000 ConocoPhillips Co 5 .050 09/15/33 7,754,264
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,460,227
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,442,566
6,100,000 Diamondback Energy, Inc 5 .550 04/01/35 6,262,237
7,725,000 Equinor ASA 2 .375 05/22/30 7,147,790
13,750,000 Equinor ASA 5 .125 06/03/35 14,167,190
3,000,000 Equinor ASA 3 .950 05/15/43 2,551,002
9,110,000 Equinor ASA 3 .250 11/18/49 6,524,463
2,950,000 Kinder Morgan, Inc 5 .850 06/01/35 3,106,913
2,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,840,371
6,725,000 MPLX LP 5 .500 06/01/34 6,853,387
5,000,000 (d) New York State Electric & Gas Corp 5 .650 08/15/28 5,195,145
2,000,000 (d) New York State Electric & Gas Corp 5 .850 08/15/33 2,130,318
2,025,000 Occidental Petroleum Corp 6 .050 10/01/54 1,976,009

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.8% (continued)
$ 6,800,000 (d) Raizen Fuels Finance S.A. 6 .950% 03/05/54 $ 6,255,206
7,875,000 TotalEnergies Capital S.A. 4 .724 09/10/34 7,927,528
4,350,000 TotalEnergies Capital S.A. 5 .488 04/05/54 4,302,470
14,025,000 TotalEnergies Capital S.A. 5 .275 09/10/54 13,472,665
10,550,000 TotalEnergies Capital S.A. 5 .638 04/05/64 10,511,005
10,850,000 TotalEnergies Capital S.A. 5 .425 09/10/64 10,447,048
3,000,000 Williams Cos, Inc 5 .300 08/15/28 3,093,117
15,000,000 Woodside Finance Ltd 5 .100 09/12/34 14,885,381
TOTAL ENERGY 195,021,299
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,860,000 (d),(h) Starwood Property Trust, Inc 5 .250 10/15/28 1,860,539
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,860,539
FINANCIAL SERVICES - 4.8%
13,900,000 (h) Bank of ,NV Scotia 6 .875 10/27/85 13,858,565
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,328,974
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 9,787,973
3,325,000 Brookfield Asset Management Ltd 6 .077 09/15/55 3,450,166
3,000,000 (d) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 2,973,750
14,145,000 Community Preservation Corp 2 .867 02/01/30 13,153,401
1,500,000 Ford Foundation 2 .415 06/01/50 899,256
12,150,000 Ford Foundation 2 .815 06/01/70 7,015,797
11,180,000 (d) GPS Blue Financing DAC 5 .645 11/09/41 11,103,976
20,500,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 21,059,146
17,863,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 18,179,662
9,900,000 HA Sustainable Infrastructure Capital, Inc 6 .750 07/15/35 10,205,261
750,000 (d) HAT Holdings I LLC 3 .375 06/15/26 742,672
3,000,000 (d),(i) HAT Holdings I LLC 3 .750 09/15/30 2,767,152
1,772,740 HNA LLC 2 .369 09/18/27 1,723,997
5,000,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%) 4 .570 07/30/27 5,002,648
6,935,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 7,076,579
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,431,245
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,624,096
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,880,463
2,500,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 2,134,638
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,338,805
1,925,000 NHP Foundation 5 .850 12/01/28 2,011,009
4,850,000 NHP Foundation 6 .000 12/01/33 5,235,866
885,000 Private Export Funding Corp 1 .400 07/15/28 826,224
10,245,000 Private Export Funding Corp 4 .300 12/15/28 10,350,263
12,255,000 Private Export Funding Corp 4 .600 02/15/34 12,348,234
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,985,767
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,791,574
2,200,000 (d) Siemens Funding BV 5 .800 05/28/55 2,360,582
11,350,000 (d) Societe Generale S.A. 5 .439 10/03/36 11,320,600
13,175,000 (d) Starwood Property Trust, Inc 6 .000 04/15/30 13,375,247
6,466,083 Thirax  LLC 1 .462 03/07/33 5,787,769
9,375,000 (d) UBS Group AG. 5 .617 09/13/30 9,791,438
9,950,000 (d) UBS Group AG. 6 .301 09/22/34 10,864,169
5,700,000 (d),(e),(f) UBS Group AG. 7 .000 N/A 5,810,745
3,375,000 (d),(e),(f) UBS Group AG. 9 .250 N/A 4,019,176
4,050,000 (d),(e),(f) UBS Group AG. 9 .250 N/A 4,461,132
10,000,000 Visa, Inc 1 .100 02/15/31 8,616,871
257,912 Washington Aircraft  Co DAC 2 .637 09/15/26 254,943
5,046,653 (d) WLB Asset II C Pte Ltd 3 .900 12/23/25 4,985,186
10,000,000 (d) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,637,030
9,750,000 (d) WLB Asset VI Pte Ltd 7 .250 12/21/27 10,183,387
4,640,000 (d) WLB Asset VII Pte Ltd 5 .880 07/30/29 4,677,575
18,375,000 (d) Wynnton Funding Trust 5 .251 08/15/35 18,525,917
9,300,000 (d) Wynnton Funding Trust II 5 .991 08/15/55 9,546,007
TOTAL FINANCIAL SERVICES 336,504,933
FOOD, BEVERAGE & TOBACCO - 0.7%
3,725,000 Campbell Soup Co 5 .200 03/21/29 3,825,004

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.7% (continued)
$ 11,825,000 (d) Mars, Inc 4 .650% 04/20/31 $ 11,999,775
7,000,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 7,087,484
12,500,000 PepsiCo, Inc 3 .900 07/18/32 12,207,180
20,310,000 PepsiCo, Inc 2 .875 10/15/49 13,629,962
TOTAL FOOD, BEVERAGE & TOBACCO 48,749,405
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
14,625,000 (g) International Finance Facility for Immunisation Co 4 .125 10/29/27 14,723,693
19,025,000 Kaiser Foundation Hospitals 2 .810 06/01/41 14,071,446
3,350,000 Seattle Children's Hospital 2 .719 10/01/50 2,110,377
TOTAL HEALTH CARE EQUIPMENT & SERVICES 30,905,516
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
3,825,000 Ecolab, Inc 4 .300 06/15/28 3,855,490
5,300,000 Procter & Gamble Co 3 .000 03/25/30 5,086,125
12,125,000 Procter & Gamble Co 1 .200 10/29/30 10,611,294
10,875,000 Procter & Gamble Co 4 .550 01/29/34 11,036,232
9,500,000 Unilever Capital Corp 4 .875 09/08/28 9,761,242
6,125,000 Unilever Capital Corp 1 .375 09/14/30 5,401,220
11,600,000 Unilever Capital Corp 4 .625 08/12/34 11,657,002
9,425,000 Unilever Capital Corp 2 .625 08/12/51 5,948,822
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 63,357,427
INSURANCE - 1.2%
7,850,000 (d) 200 Park Funding Trust 5 .740 02/15/55 7,950,158
12,075,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 11,310,941
5,400,000 MetLife, Inc 6 .350 03/15/55 5,737,316
11,400,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 11,894,277
15,100,000 (d) Omnis Funding Trust 6 .722 05/15/55 16,287,584
EUR 5,300,000 (g) Pacific Life Global Funding II 3 .125 06/18/31 6,232,474
9,850,000 Prudential Financial, Inc 5 .200 03/14/35 10,124,989
3,000,000 Travelers Cos, Inc 5 .050 07/24/35 3,053,465
2,650,000 Travelers Cos, Inc 5 .700 07/24/55 2,744,377
11,135,000 (d) USAA Capital Corp 2 .125 05/01/30 10,199,887
TOTAL INSURANCE 85,535,468
MATERIALS - 1.0%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,709,917
2,645,000 (d) Alcoa Nederland Holding BV 7 .125 03/15/31 2,780,376
10,000,000 Amcor Group Finance plc 5 .450 05/23/29 10,331,821
7,000,000 (i) Dow Chemical Co 5 .150 02/15/34 7,019,629
8,000,000 Dow Chemical Co 5 .600 02/15/54 7,239,164
10,750,000 (d) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 11,108,545
3,775,000 (d) LD Celulose International GmbH 7 .950 01/26/32 3,991,149
11,125,000 Nutrien Ltd 5 .400 06/21/34 11,455,607
3,970,100 (d) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,104,091
TOTAL MATERIALS 68,740,299
MEDIA & ENTERTAINMENT - 0.4%
5,500,000 Alphabet, Inc 1 .100 08/15/30 4,816,960
10,275,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 10,571,127
12,000,000 Comcast Corp 4 .650 02/15/33 12,053,203
TOTAL MEDIA & ENTERTAINMENT 27,441,290
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
2,350,000 Eli Lilly & Co 5 .550 10/15/55 2,417,580
2,450,000 Eli Lilly & Co 5 .650 10/15/65 2,529,721
13,250,000 Johnson & Johnson 4 .900 06/01/31 13,811,990
7,399,000 Johnson & Johnson 2 .100 09/01/40 5,216,032
8,300,000 Johnson & Johnson 2 .250 09/01/50 4,993,741
2,500,000 Pfizer, Inc 2 .625 04/01/30 2,344,486
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,731,473
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 36,045,023
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
4,000,000 Bridge Housing Corp 3 .250 07/15/30 3,749,490
8,000,000 National Community Renaissance of California 3 .270 12/01/32 7,034,299

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3% (continued)
$ 9,775,000 Preservation Of Affordable Housing, Inc 4 .479% 12/01/32 $ 9,203,016
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 19,986,805
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
11,850,000 Apple, Inc 3 .000 06/20/27 11,707,426
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,707,426
TELECOMMUNICATION SERVICES - 0.2%
7,250,000 (d) Central American Bank for Economic Integration 4 .750 01/24/28 7,366,437
8,175,000 (d) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 8,545,946
TOTAL TELECOMMUNICATION SERVICES 15,912,383
TRANSPORTATION - 0.3%
1,869,412 (d) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 1,841,054
6,603,614 (d) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 6,470,853
4,834,456 (d) Air Canada Pass Through Trust 3 .300 01/15/30 4,577,704
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 5,416,271
TOTAL TRANSPORTATION 18,305,882
UTILITIES - 8.8%
5,550,000 (g) Abu Dhabi Future Energy Co Pjsc Masdar 4 .875 05/21/30 5,663,316
2,000,000 AES Corp 2 .450 01/15/31 1,791,083
1,000,000 AES Corp 7 .600 01/15/55 1,035,856
4,950,000 (d) AIB Group plc 5 .320 05/15/31 5,096,380
6,725,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 6,773,367
3,325,000 (d) AltaGas Ltd 7 .200 10/15/54 3,439,423
12,350,000 Ameren Illinois Co 2 .900 06/15/51 7,967,427
9,500,000 American Water Capital Corp 5 .250 03/01/35 9,743,630
5,750,000 American Water Capital Corp 5 .700 09/01/55 5,840,037
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 4,037,967
10,000,000 Avangrid, Inc 3 .800 06/01/29 9,817,042
CAD 4,125,000 (g) Brookfield Renewable Partners ULC 4 .542 10/12/35 2,991,240
7,050,000 (d) Brooklyn Union Gas Co 4 .632 08/05/27 7,100,184
10,000,000 (d) Brooklyn Union Gas Co 4 .866 08/05/32 9,875,712
EUR 4,400,000 (g) California Buyer Ltd 5 .625 02/15/32 5,374,729
6,940,000 (d) California Buyer Ltd 6 .375 02/15/32 7,113,021
3,850,000 (d) Colbun S.A. 3 .150 01/19/32 3,514,106
2,000,000 (d) Comision Federal de Electricidad 6 .450 01/24/35 2,039,478
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 9,012,898
5,600,000 Connecticut Light and Power Co 4 .650 01/01/29 5,701,735
6,475,000 (d) Consorcio Transmantaro SA 4 .700 04/16/34 6,395,402
4,200,000 Consumers Energy Co 4 .600 05/30/29 4,263,904
12,797,949 (d) Continental Wind LLC 6 .000 02/28/33 13,110,687
2,250,000 (d) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 2,337,165
6,938,000 Dominion Energy, Inc 2 .250 08/15/31 6,139,807
11,750,000 Dominion Energy, Inc 7 .000 06/01/54 12,740,372
16,725,000 DTE Electric Co 1 .900 04/01/28 15,908,261
9,025,000 DTE Electric Co 3 .250 04/01/51 6,345,217
2,250,000 DTE Electric Co 3 .650 03/01/52 1,682,556
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,361,613
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 9,394,542
6,000,000 Duke Energy Florida LLC 2 .400 12/15/31 5,393,345
10,000,000 Duke Energy Florida LLC 3 .000 12/15/51 6,541,339
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 980,044
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,492,408
6,250,000 Georgia Power Co 3 .250 03/15/51 4,368,889
2,700,000 Georgia Power Co 5 .125 05/15/52 2,574,872
12,100,000 (d) International Development Association 4 .375 11/27/29 12,372,038
13,375,000 (d) International Development Association 4 .000 06/11/30 13,469,657
5,375,000 (d) International Development Association 3 .875 09/17/32 5,326,044
2,375,000 (d) International Development Association 4 .500 02/12/35 2,423,036
13,250,000 (d) Liberty Utilities Finance GP 2 .050 09/15/30 11,824,068
2,498,000 (d) Massachusetts Electric Co 1 .729 11/24/30 2,171,777
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,791,661
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 5,221,750
200,000 National Fuel Gas Co 3 .950 09/15/27 198,829

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.8% (continued)
$ 11,274,000 National Fuel Gas Co 2 .950% 03/01/31 $ 10,287,133
3,375,000 National Fuel Gas Co 5 .950 03/15/35 3,519,661
12,250,000 (d) New York State Electric & Gas Corp 2 .150 10/01/31 10,651,254
10,875,000 (d) New York State Electric & Gas Corp 5 .050 08/15/35 10,936,617
6,275,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 6,743,937
2,034,000 (d),(i) NextEra Energy Operating Partners LP 7 .250 01/15/29 2,088,357
11,750,000 (d) Niagara Mohawk Power Corp 1 .960 06/27/30 10,576,449
6,700,000 Northern States Power Co 2 .900 03/01/50 4,497,376
7,050,000 Northern States Power Co 3 .200 04/01/52 4,957,219
8,125,000 Northern States Power Co 5 .400 03/15/54 8,055,096
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,313,654
6,003,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 6,003,000
1,763,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 1,724,073
20,743,000 Pacific Gas and Electric Co 6 .700 04/01/53 22,180,981
5,512,008 PG&E Recovery Funding LLC 4 .838 06/01/33 5,611,087
11,375,000 PG&E Recovery Funding LLC 5 .231 06/01/42 11,634,026
6,750,000 PG&E Recovery Funding LLC 5 .529 06/01/49 6,689,603
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,887,924
1,900,000 PPL Electric Utilities Corp 4 .850 02/15/34 1,921,718
10,600,000 Public Service Co of Colorado 5 .750 05/15/54 10,803,416
2,500,000 Public Service Co of Oklahoma 2 .200 08/15/31 2,201,325
2,500,000 Public Service Electric and Gas Co 4 .650 03/15/33 2,513,143
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,325,200
10,000,000 (d) RWE Finance US LLC 6 .250 04/16/54 10,376,438
19,750,000 (d) RWE Finance US LLC 5 .875 09/18/55 19,513,473
4,175,000 San Diego Gas & Electric Co 4 .950 08/15/28 4,276,396
15,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,780,431
1,801,527 SCE Recovery Funding LLC 1 .977 11/15/28 1,741,532
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,885,426
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,878,886
3,979,059 (d) Solar Star Funding LLC 3 .950 06/30/35 3,808,846
8,118,793 (d) Solar Star Funding LLC 5 .375 06/30/35 8,353,460
8,430,000 Southern California Edison Co 2 .750 02/01/32 7,412,513
8,325,000 Southern California Edison Co 5 .200 06/01/34 8,275,192
1,000,000 Southern California Edison Co 3 .650 06/01/51 691,135
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,324,759
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,663,834
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,499,563
1,270,000 (b),(d) Sunnova Energy Corp 5 .875 09/01/26 3,175
15,573,700 (d) Sweihan PV Power Co PJSC 3 .625 01/31/49 13,206,498
2,000,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 1,985,566
6,128,060 (d) Topaz Solar Farms LLC 4 .875 09/30/39 5,362,053
14,604,125 (d) Topaz Solar Farms LLC 5 .750 09/30/39 14,803,763
5,479,038 (d) UEP Penonome II S.A. 6 .500 10/01/38 4,890,754
10,000,000 Union Electric Co 2 .150 03/15/32 8,713,425
16,400,000 Union Electric Co 2 .625 03/15/51 10,112,377
6,425,000 (d),(e) Vistra Corp 7 .000 N/A 6,523,110
12,250,000 Zions Bancorp NA 4 .704 08/18/28 12,288,071
TOTAL UTILITIES 618,250,839
TOTAL CORPORATE BONDS
(Cost $2,213,874,876) 2,154,057,976
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 55.3%
AGENCY SECURITIES - 1.8%
11,302,621 Crowley Conro LLC 4 .181 08/15/43 10,344,402
105,800 Ethiopian Leasing LLC 2 .566 08/14/26 103,962
25,000,000 Federal Home Loan Mortgage Corp 1 .540 08/17/35 19,204,091
9,000,000 Federal National Mortgage Association 1 .625 08/24/35 6,924,423
890,000 (c) Housing and Urban Development Corp Ltd, (LIBOR 6 M + 0.035%) 4 .717 09/15/30 888,106
7,099,000 Private Export Funding Corp 3 .900 10/15/27 7,113,413
18,286,072 Thirax  LLC 0 .968 01/14/33 16,142,741

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 2,945,393 Thirax 2 LLC 2 .320% 01/22/34 $ 2,697,149
3,410,000 Tote Shipholdings LLC 3 .400 10/16/40 3,015,533
2,195,000 Tote Shipholdings LLC 3 .450 01/22/41 1,939,628
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,689,929
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 956,259
1,012,520 United States International Development Finance Corp 1 .050 10/15/29 956,460
3,283,848 United States International Development Finance Corp 1 .790 10/15/29 3,145,837
8,209,619 United States International Development Finance Corp 2 .360 10/15/29 7,944,122
1,009,800 United States International Development Finance Corp 4 .140 05/15/30 1,007,976
3,505,555 United States International Development Finance Corp 1 .670 07/15/38 2,904,337
8,152,455 United States International Development Finance Corp 2 .290 07/15/38 7,021,592
4,483,850 United States International Development Finance Corp 2 .450 07/15/38 3,899,818
3,726,000 US Department of Housing and Urban Development (HUD) 2 .870 08/01/27 3,658,716
390,000 US Department of Housing and Urban Development (HUD) 5 .380 08/01/27 391,459
7,675,000 US Department of Housing and Urban Development (HUD) 2 .985 08/01/28 7,472,310
1,931,000 US Department of Housing and Urban Development (HUD) 3 .185 08/01/29 1,865,063
1,750,000 US Department of Housing and Urban Development (HUD) 3 .585 08/01/37 1,565,551
333,333 VCM Lease S.A. 2 .516 09/28/27 326,023
3,350,000 Vessel Management Services, Inc 3 .432 08/15/36 2,992,289
6,567,000 Vessel Management Services, Inc 3 .477 01/16/37 5,847,233
TOTAL AGENCY SECURITIES 122,018,422
FOREIGN GOVERNMENT BONDS - 7.8%
2,000,000 African Development Bank 4 .125 02/25/27 2,009,202
6,100,000 African Development Bank 3 .500 09/18/29 6,044,616
12,500,000 African Development Bank 5 .750 08/07/74 12,574,037
10,400,000 (g) Agence Francaise de Developpement EPIC 4 .875 01/16/30 10,731,616
11,850,000 (d) Arab Petroleum Investments Corp 1 .483 10/06/26 11,520,096
16,500,000 (d) Arab Petroleum Investments Corp 5 .428 05/02/29 17,160,581
12,694,000 Asian Development Bank 3 .125 09/26/28 12,493,679
10,000,000 Asian Development Bank 3 .875 06/14/33 9,887,124
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,426,494
8,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 8,109,528
5,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 5,052,503
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 8,043,438
17,250,000 (d) BNG Bank NV 3 .500 05/19/28 17,148,450
950,000 (d) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 829,238
5,000,000 (d) Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,444,459
5,795,000 Canada Government International Bond 3 .750 04/26/28 5,808,801
13,600,000 Canada Government International Bond 4 .000 03/18/30 13,738,358
1,148,058 Canal Barge Co, Inc 4 .500 11/12/34 1,138,402
1,455,000 Central American Bank for Economic Integration 5 .000 02/09/26 1,458,266
8,025,000 Colombia Government International Bond 8 .000 11/14/35 8,610,825
725,000 (d) Dominican Republic International Bond 6 .600 06/01/36 758,713
3,725,000 European Investment Bank 0 .625 10/21/27 3,503,013
3,750,000 European Investment Bank 3 .250 11/15/27 3,719,248
10,500,000 European Investment Bank 1 .625 10/09/29 9,689,203
11,279,000 European Investment Bank 0 .750 09/23/30 9,737,815
11,250,000 Export Development Canada 3 .750 09/07/27 11,266,051
13,050,000 Export Development Canada 3 .875 02/14/28 13,107,357
10,000,000 Export Development Canada 4 .125 02/13/29 10,132,349
11,400,000 Export Development Canada 4 .000 06/20/30 11,504,147
17,425,000 Export Development Canada 4 .750 06/05/34 18,220,513
4,500,000 Inter-American Development Bank 4 .500 05/15/26 4,515,265
2,500,000 Inter-American Development Bank 1 .125 01/13/31 2,178,455
12,250,000 (i) Inter-American Development Bank 3 .500 04/12/33 11,790,489
17,500,000 Inter-American Investment Corp 4 .126 02/15/28 17,630,606
18,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 17,609,310
5,000,000 (a) International Bank for Reconstruction & Development 0 .000 03/31/28 4,915,840
28,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 29,085,105
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,408,361
5,000,000 (d) International Development Association 0 .875 04/28/26 4,912,210
5,000,000 International Finance Corp 4 .750 03/16/26 5,009,275

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 4,575,000 International Finance Corp 2 .126% 04/07/26 $ 4,531,669
9,893,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 9,728,642
2,500,000 Japan Bank for International Cooperation 1 .625 01/20/27 2,429,756
3,250,000 Japan Bank for International Cooperation 4 .375 10/05/27 3,285,855
3,940,000 Japan International Cooperation Agency 4 .250 05/22/30 3,988,194
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,742,134
4,175,000 (d) Kommuninvest I Sverige AB 4 .625 09/29/28 4,283,532
7,250,000 (d) Korea Electric Power Corp 4 .875 01/31/27 7,316,899
6,086,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 5,254,958
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 11,536,112
12,375,000 (d) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,452,597
5,450,000 (d) Nederlandse Waterschapsbank NV 4 .375 02/28/29 5,554,642
10,250,000 (d) Nederlandse Waterschapsbank NV 4 .500 01/16/30 10,521,154
18,415,000 OMERS Finance Trust 3 .500 04/19/32 17,654,150
7,666,000 (d) OMERS Finance Trust 3 .500 04/19/32 7,349,265
3,825,000 (d) OMERS Finance Trust 4 .000 04/19/52 2,997,707
1,250,000 OPEC Fund for International Development 4 .500 01/26/26 1,250,750
8,750,000 (d) OPEC Fund for International Development 4 .500 01/26/26 8,755,247
9,750,000 Province of Ontario Canada 1 .125 10/07/30 8,521,021
11,750,000 Province of Ontario Canada 5 .050 04/24/34 12,325,896
5,450,000 Province of Ontario Canada 4 .850 06/11/35 5,609,712
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,923,886
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,758,348
10,500,000 Province of Quebec Canada 4 .250 09/05/34 10,390,216
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 8,085,613
5,950,000 (d) Serbia International Bond 6 .000 06/12/34 6,200,499
4,250,000 Seychelles International Bond 6 .500 10/11/28 4,080,327
TOTAL FOREIGN GOVERNMENT BONDS 551,451,819
MORTGAGE BACKED - 26.7%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 1,396,653
46,620 (c) CHL Mortgage Pass-Through Trust 5 .452 11/20/34 44,948
39,587,076 (c),(d) Citigroup Mortgage Loan Trust 0 .153 02/25/52 354,023
4,435,538 (c),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 61,658
6,400,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 03/25/42 6,579,226
14,777,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .006 06/25/42 15,641,750
2,755,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 2,878,682
3,105,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .906 05/25/43 3,277,817
2,885,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .706 05/25/43 3,153,326
11,256,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 11,706,265
3,805,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .056 07/25/43 3,935,579
4,390,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 4,626,060
1,200,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10 .256 07/25/43 1,296,683
3,550,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .906 10/25/43 3,712,843
2,225,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 2,246,455
6,984 Fannie Mae Pool 3 .500 07/01/26 6,943
146,698 Fannie Mae Pool 3 .500 05/01/32 145,065
96,424 Fannie Mae Pool 5 .500 11/01/38 100,095
2,657,605 Fannie Mae Pool 3 .000 05/01/40 2,474,469
731,763 Fannie Mae Pool 3 .500 05/01/40 699,752
185,092 Fannie Mae Pool 5 .000 09/01/40 189,554
1,007,551 Fannie Mae Pool 4 .000 09/01/42 981,172
30,896,173 Fannie Mae Pool 4 .000 05/01/44 29,972,390
35,532 Fannie Mae Pool 4 .500 06/01/44 35,179
191,167 Fannie Mae Pool 4 .500 06/01/44 189,268
79,317 Fannie Mae Pool 4 .500 08/01/44 78,528
160,496 Fannie Mae Pool 4 .500 11/01/44 158,901
8,840 Fannie Mae Pool 5 .000 11/01/44 9,057
464,625 Fannie Mae Pool 4 .000 01/01/45 452,464
158,445 Fannie Mae Pool 4 .500 03/01/45 156,870
466,737 Fannie Mae Pool 3 .500 01/01/46 438,788
529,850 Fannie Mae Pool 4 .000 04/01/46 508,762
671,714 Fannie Mae Pool 3 .500 06/01/46 629,851

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 964,713 Fannie Mae Pool 3 .500% 07/01/46 $ 905,024
1,285,109 Fannie Mae Pool 3 .500 07/01/46 1,212,346
1,413,923 Fannie Mae Pool 3 .500 08/01/46 1,325,169
1,979,015 Fannie Mae Pool 3 .000 10/01/46 1,746,810
97,480 Fannie Mae Pool 4 .500 05/01/47 97,564
336,139 Fannie Mae Pool 4 .000 10/01/47 323,153
3,167,221 Fannie Mae Pool 3 .500 11/01/47 2,984,266
191,157 Fannie Mae Pool 4 .500 11/01/47 189,026
120,903 Fannie Mae Pool 3 .500 01/01/48 113,104
696,552 Fannie Mae Pool 4 .500 01/01/48 688,475
173,598 Fannie Mae Pool 4 .500 02/01/48 171,585
460,245 Fannie Mae Pool 4 .500 05/01/48 454,908
300,297 Fannie Mae Pool 4 .500 05/01/48 296,815
8,187,967 Fannie Mae Pool 4 .500 10/01/48 8,256,540
11,625,182 Fannie Mae Pool 3 .000 07/01/50 10,440,914
4,544,542 Fannie Mae Pool 2 .500 08/01/51 3,877,720
1,714,890 Fannie Mae Pool 3 .000 09/01/51 1,534,112
4,642,932 Fannie Mae Pool 2 .500 12/01/51 3,946,527
2,481,884 Fannie Mae Pool 2 .500 01/01/52 2,098,887
5,979,905 Fannie Mae Pool 3 .500 02/01/52 5,533,274
33,781,120 Fannie Mae Pool 3 .000 04/01/52 29,759,077
2,411,025 Fannie Mae Pool 3 .500 05/01/52 2,206,711
17,817,921 Fannie Mae Pool 4 .000 05/01/52 16,837,314
11,299,089 Fannie Mae Pool 3 .500 06/01/52 10,363,639
25,251,628 Fannie Mae Pool 3 .500 06/01/52 23,150,913
44,125,747 Fannie Mae Pool 4 .000 06/01/52 41,797,424
3,553,169 Fannie Mae Pool 4 .500 06/01/52 3,465,721
16,078,477 Fannie Mae Pool 4 .000 07/01/52 15,196,049
3,364,287 Fannie Mae Pool 4 .500 07/01/52 3,280,443
19,898,394 Fannie Mae Pool 4 .000 08/01/52 18,806,319
30,467,436 Fannie Mae Pool 4 .500 08/01/52 29,692,380
14,752,308 Fannie Mae Pool 5 .000 08/01/52 14,703,111
69,902,408 Fannie Mae Pool 4 .000 09/01/52 66,119,658
133,036,120 Fannie Mae Pool 4 .500 09/01/52 129,651,825
7,913,665 Fannie Mae Pool 5 .000 09/01/52 7,887,273
7,922,503 Fannie Mae Pool 4 .500 10/01/52 7,725,871
36,383,895 Fannie Mae Pool 5 .000 10/01/52 36,258,807
38,635,046 Fannie Mae Pool 4 .500 11/01/52 37,640,272
5,297,019 Fannie Mae Pool 5 .500 12/01/52 5,372,123
109,882 Fannie Mae Pool 5 .000 01/01/53 109,550
27,672,923 Fannie Mae Pool 5 .000 02/01/53 27,574,929
16,559,754 Fannie Mae Pool 6 .000 02/01/53 16,967,766
13,094,190 Fannie Mae Pool 6 .000 03/01/53 13,438,966
22,868,230 Fannie Mae Pool 5 .000 04/01/53 22,784,892
6,195,641 Fannie Mae Pool 5 .000 06/01/53 6,210,620
43,100,148 Fannie Mae Pool 5 .500 06/01/53 43,613,248
11,870,326 Fannie Mae Pool 4 .500 07/01/53 11,553,635
7,995,432 Fannie Mae Pool 5 .000 07/01/53 7,952,677
13,926,633 Fannie Mae Pool 5 .000 08/01/53 13,865,112
23,970,538 Fannie Mae Pool 5 .500 08/01/53 24,206,661
99,483,529 Fannie Mae Pool 5 .500 10/01/53 100,608,581
28,694,272 Fannie Mae Pool 6 .000 11/01/53 29,377,932
490,697 Fannie Mae Pool 6 .000 01/01/54 502,097
12,668,709 Fannie Mae Pool 4 .000 02/01/54 11,973,404
1,104,478 Fannie Mae Pool 5 .500 04/01/54 1,115,302
44,285,646 Fannie Mae Pool 5 .500 05/01/54 44,719,644
246,231 Fannie Mae Pool 6 .000 06/01/54 251,695
63,189,024 Fannie Mae Pool 5 .500 10/01/54 63,757,296
461,802 (c) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .479 09/25/43 49,060
3,287,790 Fannie Mae REMICS 3 .500 02/25/48 2,949,219
2,450,255 Fannie Mae REMICS 4 .000 07/25/48 2,339,223
3,739,639 Fannie Mae REMICS 2 .000 08/25/50 475,447

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,934,818 Fannie Mae REMICS 2 .000% 10/25/50 $ 3,490,071
10,044,299 Fannie Mae REMICS 2 .500 11/25/50 1,401,331
3,625,272 Fannie Mae REMICS 3 .000 12/25/50 621,706
3,586,340 Fannie Mae REMICS 3 .000 02/25/51 598,776
4,035,212 Fannie Mae REMICS 2 .500 11/25/51 453,487
9,459,084 Fannie Mae REMICS 3 .500 04/25/52 7,384,939
1,973,740 Fannie Mae REMICS 4 .000 05/25/52 1,612,909
5,802,954 Fannie Mae REMICS 4 .500 07/25/52 5,271,613
2,490,142 Fannie Mae REMICS 4 .500 08/25/52 2,168,577
1,888,819 Fannie Mae REMICS 4 .000 09/25/52 1,667,397
2,150,090 Fannie Mae REMICS 4 .000 09/25/52 1,906,507
1,830,797 Fannie Mae REMICS 4 .500 10/25/52 1,745,212
2,088,252 Fannie Mae REMICS 4 .500 10/25/52 2,009,638
3,550,048 Fannie Mae REMICS 5 .500 11/25/52 3,618,907
2,686,735 (c) Fannie Mae-Aces 2 .982 02/25/27 2,648,804
7,892,924 (c) Fannie Mae-Aces 3 .421 06/25/28 7,778,502
8,250,000 (c) Fannie Mae-Aces 1 .517 11/25/30 7,238,635
15,500,000 (c) Fannie Mae-Aces 1 .286 01/25/31 13,452,686
7,832,194 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 6,618,781
60,334 Freddie Mac Gold Pool 5 .000 06/01/36 61,831
62,500 Freddie Mac Gold Pool 4 .000 06/01/42 60,937
61,745 Freddie Mac Gold Pool 4 .500 02/01/44 61,510
520,402 Freddie Mac Gold Pool 5 .000 08/01/44 534,194
107,199 Freddie Mac Gold Pool 3 .500 04/01/45 101,088
2,264,915 Freddie Mac Gold Pool 3 .500 08/01/45 2,135,803
1,325,939 Freddie Mac Gold Pool 3 .500 02/01/47 1,238,277
17,082 Freddie Mac Gold Pool 3 .000 04/01/47 15,455
132,076 Freddie Mac Gold Pool 4 .500 06/01/47 130,921
216,038 Freddie Mac Gold Pool 4 .000 09/01/47 207,691
50,705 Freddie Mac Gold Pool 3 .500 12/01/47 47,523
1,030,922 Freddie Mac Gold Pool 4 .500 08/01/48 1,020,205
5,131,178 Freddie Mac Pool 2 .310 12/01/31 4,605,839
6,780,573 Freddie Mac Pool 3 .740 06/01/37 6,201,022
2,229,655 Freddie Mac Pool 3 .400 12/01/37 1,987,086
5,646,500 Freddie Mac Pool 4 .300 12/01/37 5,430,252
1,810,959 Freddie Mac Pool 3 .500 03/01/38 1,640,888
640,000 Freddie Mac Pool 4 .330 05/01/38 617,173
3,132,240 Freddie Mac Pool 2 .970 07/01/38 2,658,598
3,357,411 Freddie Mac Pool 4 .550 07/01/38 3,284,016
5,775,000 Freddie Mac Pool 3 .500 10/01/38 5,135,593
393,884 Freddie Mac Pool 3 .160 11/01/38 339,122
1,853,500 Freddie Mac Pool 3 .910 01/01/39 1,709,792
2,293,500 Freddie Mac Pool 4 .750 12/01/39 2,289,386
3,329,682 Freddie Mac Pool 3 .000 01/01/41 2,752,520
752,816 Freddie Mac Pool 4 .250 09/01/42 718,493
4,212,657 Freddie Mac Pool 2 .500 11/01/51 3,570,213
6,748,772 Freddie Mac Pool 3 .000 11/01/51 6,063,467
314,389 Freddie Mac Pool 3 .000 11/01/51 281,029
803,321 Freddie Mac Pool 3 .000 11/01/51 725,408
1,252,910 Freddie Mac Pool 3 .000 11/01/51 1,126,782
4,811,621 Freddie Mac Pool 2 .500 01/01/52 4,070,539
8,862,485 Freddie Mac Pool 2 .500 02/01/52 7,584,148
2,072,406 Freddie Mac Pool 3 .000 02/01/52 1,825,197
298,424 Freddie Mac Pool 3 .000 03/01/52 262,770
5,646,316 Freddie Mac Pool 2 .500 04/01/52 4,793,273
8,348,601 Freddie Mac Pool 4 .000 04/01/52 7,891,757
32,228,647 Freddie Mac Pool 3 .000 05/01/52 28,372,291
7,135,849 Freddie Mac Pool 3 .000 06/01/52 6,313,379
1,638,209 Freddie Mac Pool 3 .000 06/01/52 1,440,615
7,639,485 Freddie Mac Pool 4 .500 06/01/52 7,447,521
182,201 Freddie Mac Pool 4 .500 07/01/52 177,386
7,612,156 Freddie Mac Pool 4 .500 07/01/52 7,421,666

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,492,044 Freddie Mac Pool 6 .000% 11/01/52 $ 8,720,458
7,070,082 Freddie Mac Pool 5 .000 01/01/53 7,045,410
22,668,393 Freddie Mac Pool 5 .000 06/01/53 22,579,941
20,655,382 Freddie Mac Pool 5 .000 08/01/53 20,573,972
16,779,824 Freddie Mac Pool 5 .500 08/01/53 16,974,928
4,775,214 Freddie Mac REMICS 3 .500 01/15/47 4,365,392
940,136 Freddie Mac REMICS 4 .000 10/15/47 891,448
1,802,505 Freddie Mac REMICS 4 .000 11/15/47 1,724,113
4,068,812 Freddie Mac REMICS 4 .000 01/15/48 3,890,842
4,887,089 Freddie Mac REMICS 4 .000 03/15/48 4,670,755
1,355,061 Freddie Mac REMICS 4 .000 04/15/48 1,294,779
4,659,821 Freddie Mac REMICS 4 .000 04/15/48 4,427,986
588,977 (c) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .742 06/15/48 552,332
511,786 (c) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .662 10/15/48 458,707
4,422,148 Freddie Mac REMICS 2 .000 09/25/50 3,046,475
2,137,043 Freddie Mac REMICS 2 .000 09/25/50 276,890
8,180,686 Freddie Mac REMICS 3 .000 09/25/50 6,044,791
4,058,134 Freddie Mac REMICS 3 .000 10/25/50 2,949,748
12,807,652 Freddie Mac REMICS 2 .500 02/25/51 2,103,030
1,504,546 Freddie Mac REMICS 4 .000 08/25/52 1,340,556
2,808,354 Freddie Mac REMICS 4 .500 10/25/52 2,645,717
3,475,237 Freddie Mac REMICS 5 .500 11/25/52 3,561,517
2,258,505 Freddie Mac REMICS 5 .500 02/25/53 2,305,516
575,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .456 01/25/42 610,275
2,610,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 2,720,742
1,830,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 1,943,244
7,488,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .706 05/25/42 7,775,777
12,648,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .856 06/25/42 13,386,658
6,934,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .356 07/25/42 7,304,586
2,535,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7 .906 08/25/42 2,655,544
6,170,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .056 09/25/42 6,488,346
280,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 291,324
1,625,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .598 04/25/43 1,702,798
6,505,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .856 05/25/43 6,864,211
66,739 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .783 02/25/48 64,940
22,062 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 21,431
450,034 Ginnie Mae I Pool 2 .690 06/15/33 421,713
10,424,612 Ginnie Mae I Pool 2 .750 01/15/45 9,840,962
21,099 Ginnie Mae II Pool 5 .000 06/20/42 21,645
1,969,056 Ginnie Mae II Pool 3 .500 12/20/46 1,826,989
1,346,800 Ginnie Mae II Pool 3 .500 01/20/47 1,249,464
1,145,134 Ginnie Mae II Pool 3 .500 10/20/50 1,055,947
20,080,431 Ginnie Mae II Pool 3 .000 06/20/51 17,943,300
28,289,710 Ginnie Mae II Pool 3 .000 12/20/51 25,300,696
16,112,700 Ginnie Mae II Pool 3 .000 01/20/52 14,396,965
3,744,907 Ginnie Mae II Pool 2 .500 02/20/52 3,165,367
30,256,841 Ginnie Mae II Pool 3 .500 04/20/52 27,748,974
4,189,620 Ginnie Mae II Pool 4 .000 05/20/52 3,974,931
38,640,074 Ginnie Mae II Pool 3 .500 07/20/52 35,293,647
6,111,878 Ginnie Mae II Pool 4 .000 08/20/52 5,804,610
2,136,479 Ginnie Mae II Pool 4 .500 08/20/52 2,087,752
35,782,280 Ginnie Mae II Pool 4 .000 09/20/52 33,900,635
11,941,894 Ginnie Mae II Pool 5 .000 11/20/52 11,949,863
20,934,519 Ginnie Mae II Pool 3 .500 12/20/52 19,126,377
13,788,374 Ginnie Mae II Pool 4 .500 12/20/52 13,463,240
12,980,825 Ginnie Mae II Pool 4 .500 02/20/53 12,662,637
4,744,055 Ginnie Mae II Pool 5 .000 02/20/53 4,743,315
990,933 Ginnie Mae II Pool 5 .500 07/20/53 1,004,402
3,364,762 Ginnie Mae II Pool 3 .000 08/20/53 3,023,902
82,305 Ginnie Mae II Pool 6 .000 09/20/54 83,860
7,990,373 Government National Mortgage Association 5 .000 01/20/40 1,603,456
3,615,655 Government National Mortgage Association 4 .500 03/20/40 635,550

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,857,101 Government National Mortgage Association 5 .000% 03/20/40 $ 1,118,628
6,264,113 Government National Mortgage Association 2 .500 12/20/43 5,641,663
2,207,282 Government National Mortgage Association 3 .000 03/20/45 1,990,984
321,919 Government National Mortgage Association 4 .000 06/20/46 35,666
2,160,338 Government National Mortgage Association 5 .000 09/20/46 401,328
9,394,238 Government National Mortgage Association 3 .000 11/20/51 6,858,812
10,248,429 Government National Mortgage Association 3 .000 12/20/51 7,537,007
8,181,007 Government National Mortgage Association 3 .000 01/20/52 6,135,510
8,515,291 Government National Mortgage Association 3 .000 02/20/52 5,845,616
5,946,576 Government National Mortgage Association 4 .000 04/20/52 5,034,596
6,320,508 Government National Mortgage Association 5 .000 04/20/52 1,152,100
2,541,951 Government National Mortgage Association 4 .000 07/20/52 2,161,885
4,559,892 Government National Mortgage Association 4 .500 09/20/52 4,249,014
3,715,373 Government National Mortgage Association 4 .500 09/20/52 3,463,816
3,101,566 Government National Mortgage Association 4 .500 09/20/52 3,000,505
2,643,212 Government National Mortgage Association 4 .500 09/20/52 2,377,780
3,105,185 Government National Mortgage Association 4 .500 02/20/53 2,938,206
2,863,462 Government National Mortgage Association 5 .500 02/20/53 2,875,541
4,541,620 (c) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .561 05/20/53 367,004
3,356,982 (c) Government National Mortgage Association, (SOFR30A + 23.205%) 6 .089 08/20/53 3,733,790
1,864,409 (c) Government National Mortgage Association, (SOFR30A + 25.350%) 8 .234 08/20/53 2,228,539
5,690,837 Government National Mortgage Association 5 .000 12/20/53 5,576,490
5,079,185 Government National Mortgage Association 2 .500 04/20/54 3,694,751
3,752,112 Government National Mortgage Association (GNMA) 3 .000 02/20/51 3,352,852
8,968,663 Government National Mortgage Association (GNMA) 4 .500 10/20/52 8,761,339
42,931,955 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .151 08/25/51 367,369
1,634,528 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,349,693
6,245,176 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,149,400
3,563,926 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,939,713
1,553,413 (c),(d) GS Mortgage-Backed Securities Trust 2 .823 05/28/52 1,300,239
7,228 (c) Impac CMB Trust, (TSFR1M + 0.774%) 4 .932 03/25/35 6,677
1,012,873 (c),(d) J.P. Morgan Mortgage Trust 3 .242 10/25/52 835,158
47,544 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 43,109
298,855 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 269,146
39,218 (c),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 36,622
11,861,713 (c),(d) JP Morgan Mortgage Trust 0 .119 06/25/51 76,512
20,846,098 (c),(d) JP Morgan Mortgage Trust 0 .106 11/25/51 122,829
1,820,464 (c),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,501,750
21,869,200 (c),(d) JP Morgan Mortgage Trust 0 .113 12/25/51 138,679
2,209,192 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,822,422
2,259,798 (c),(d) JP Morgan Mortgage Trust 2 .845 12/25/51 1,833,599
3,139,159 (c),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 2,586,483
5,107,964 (c),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 4,194,512
2,607,032 (c),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 2,260,894
8,961,337 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 86,848
4,865,975 (c),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 4,000,048
2,202,947 (c),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 1,967,725
7,707,378 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 6,625,776
3,866,643 (c),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 3,324,024
3,628,097 (c),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 3,121,399
4,517,080 (c),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 3,883,183
1,721,146 (c),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 1,692,182
1,779,739 (c),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 1,776,138
2,972,655 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,451,964
2,770,085 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,483,095
1,920,864 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,582,680
43,650,000 New Hampshire Business Finance Authority 0 .547 07/01/51 1,592,789
1,340,716 (c),(d) RCKT Mortgage Trust 3 .007 09/25/51 1,102,735
5,341,942 (c),(d) RCKT Mortgage Trust 2 .500 02/25/52 4,406,314
2,492,586 (c),(d) RCKT Mortgage Trust 3 .000 05/25/52 2,144,473
900,136 (c),(d) RCKT Mortgage Trust 3 .186 05/25/52 758,690
24,636 (c),(d) Sequoia Mortgage Trust 4 .000 06/25/49 23,321

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 129,084 (c),(d) Sequoia Mortgage Trust 3 .500% 12/25/49 $ 116,184
2,210,330 (c),(d) Sequoia Mortgage Trust 2 .500 06/25/51 1,835,801
267,106 (c),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 245,769
TOTAL MORTGAGE BACKED 1,885,883,059
MUNICIPAL BONDS - 4.6%
2,460,000 American Municipal Power, Inc 7 .499 02/15/50 2,890,761
1,950,000 California Health Facilities Financing Authority 4 .353 06/01/41 1,802,736
6,400,000 (d) California Municipal Finance Authority 6 .375 11/15/48 6,167,003
8,500,000 (d) Chester Upland School District 5 .330 12/30/25 8,431,012
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 596,572
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 645,177
935,000 City & County of San Francisco CA 3 .700 04/01/34 851,476
440,000 City & County of San Francisco CA 3 .750 04/01/35 394,156
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,788,095
7,760,000 City & County of San Francisco CA 5 .770 06/15/45 7,900,392
5,000,000 City & County of San Francisco CA 5 .450 06/15/64 4,831,694
4,610,000 City & County of San Francisco CA Community Facilities District 4 .221 09/01/39 4,201,238
5,405,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .750 09/01/37 4,867,124
5,000,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .000 09/01/48 4,017,675
7,805,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .482 09/01/50 5,574,592
1,225,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 1,262,313
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,761,051
745,000 City of Detroit MI 2 .711 04/01/26 739,373
525,000 City of Detroit MI 3 .644 04/01/34 482,367
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,508,369
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,329,554
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,844,008
2,520,000 City of Los Angeles CA Wastewater System Revenue 4 .029 06/01/39 2,311,925
870,000 (d) City of Miami FL 4 .808 01/01/39 840,829
3,200,000 City of New York NY 5 .094 10/01/49 3,062,624
2,950,000 City of New York NY 5 .828 10/01/53 3,092,294
2,685,000 City of Oakland CA 1 .830 01/15/27 2,611,390
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,166,164
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,274,826
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,494,338
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,434,673
1,140,000 Cleveland-Cuyahoga County Port Authority 5 .900 11/15/49 1,110,301
4,000,000 Columbus Metropolitan Housing Authority 5 .050 04/01/30 4,034,082
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,105,083
2,000,000 (d) County of Gallatin MT 11 .500 09/01/27 2,060,634
3,500,000 (d) County of Gallatin MT 11 .500 09/01/27 3,606,109
3,500,000 District of Columbia 3 .432 04/01/42 2,586,960
17,119,653 Freddie Mac Multifamily Variable Rate Certificate 4 .050 08/25/38 16,337,110
400,000 (d) Iowa Finance Authority 7 .000 11/01/27 405,455
450,000 Jersey City Municipal Utilities Authority 4 .800 05/01/26 450,878
450,000 Klickitat County Public Utilities 3 .688 12/01/38 395,501
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 998,361
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,158,593
1,500,000 Maryland Economic Development Corp 5 .433 05/31/56 1,455,251
6,000,000 Maryland Economic Development Corp 5 .942 05/31/57 6,093,384
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,845,941
16,465,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 17,261,728
4,975,000 Minnesota Housing Finance Agency 5 .897 08/01/49 4,999,346
6,585,000 Minnesota Housing Finance Agency 5 .947 08/01/54 6,639,806
1,135,000 Montgomery County Housing Opportunities Commission 5 .418 12/01/44 1,117,852
170,000 Mount Shasta Public Financing Authority 4 .000 08/01/29 180,471
190,000 Mount Shasta Public Financing Authority 3 .000 08/01/32 190,240
24,775,000 (c),(d) New Hampshire Business Finance Authority 4 .400 02/01/29 24,775,000
8,300,000 (c),(d) New Hampshire Business Finance Authority 4 .270 07/01/33 8,300,000
6,750,000 New Hampshire Business Finance Authority 5 .876 12/01/35 7,133,305
2,740,000 New Hampshire Business Finance Authority 5 .694 11/01/45 2,713,286
3,460,000 New Hampshire Business Finance Authority 5 .775 11/01/54 3,368,367

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 700,000 New Jersey Economic Development Authority 5 .198% 03/01/31 $ 725,567
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,123,344
5,250,000 New York City Housing Development Corp 5 .448 08/01/54 5,061,463
3,430,000 New York City Housing Development Corp 5 .884 02/01/55 3,429,841
625,000 New York State Energy Research & Development Authority 5 .739 04/01/26 626,203
1,090,000 New York State Energy Research & Development Authority 2 .465 10/01/26 1,074,867
965,000 New York State Energy Research & Development Authority 2 .665 10/01/27 939,645
835,000 New York State Energy Research & Development Authority 2 .879 10/01/28 805,471
1,800,000 New York State Energy Research & Development Authority 5 .947 04/01/29 1,815,307
865,000 New York State Energy Research & Development Authority 6 .456 04/01/33 882,039
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,527,805
2,500,000 New York Transportation Development Corp 6 .971 06/30/51 2,485,407
6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 692
275,000 Pharr Economic Development Corp 3 .216 08/15/27 271,746
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,085,365
405,000 (a),(b) Public Finance Authority 15 .000 12/31/25 41
1,735,000 (d) Public Finance Authority 7 .500 06/01/29 1,688,133
7,150,000 Public Finance Authority 5 .292 07/01/29 7,312,886
5,385,000 (d) Public Finance Authority 6 .250 06/01/31 5,448,759
645,000 Redevelopment Authority of the City of Philadelphia 4 .711 09/01/30 658,431
2,185,000 Redevelopment Authority of the City of Philadelphia 5 .226 09/01/40 2,211,177
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 1,011,347
2,550,000 San Diego Unified School District 3 .915 07/01/28 2,558,841
10,060,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 10,210,741
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 860,369
2,500,000 San Jose Financing Authority 4 .662 05/01/37 2,445,221
1,350,000 San Luis Obispo County Financing Authority 5 .571 09/01/40 1,404,026
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,993,534
1,565,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,591,702
1,000,000 South Davis Sewer District 4 .125 12/01/32 973,342
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,025,457
1,301,264 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 1,279,814
3,775,000 State of Oregon 5 .832 05/01/45 3,939,997
2,400,000 (d) Syracuse Industrial Development Agency 5 .000 01/01/36 1,806,684
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,859,880
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,777,842
2,155,000 (d) Toledo-Lucas County Port Authority 5 .600 11/15/39 2,155,094
1,830,000 United Nations Development Corp 6 .536 08/01/55 1,956,364
2,000,000 University of New Mexico 3 .532 06/20/32 1,962,830
1,000,000 (d) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 986,193
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,170,026
360,000 Washington County Clean Water Services 5 .701 10/01/30 372,785
TOTAL MUNICIPAL BONDS 324,015,123
U.S. TREASURY SECURITIES - 14.4%
152,617,000 United States Treasury Note 3 .500 09/30/27 152,289,112
3,848,000 United States Treasury Note 3 .750 05/15/28 3,860,326
22,469,000 United States Treasury Note 3 .375 09/15/28 22,316,281
175,169,000 United States Treasury Note 3 .625 09/30/30 174,279,471
33,730,000 United States Treasury Note 3 .875 09/30/32 33,619,323
195,292,000 United States Treasury Note 4 .250 08/15/35 196,878,747
176,833,000 United States Treasury Note 4 .750 08/15/45 180,784,112
128,092,000 United States Treasury Note 4 .750 05/15/55 128,492,287
14,543,000 United States Treasury Note/Bond 1 .875 02/15/41 10,223,843
9,700,000 United States Treasury Note/Bond 2 .250 05/15/41 7,186,715
114,908,400 United States Treasury Note/Bond 2 .375 02/15/42 85,148,919
2,500,000 United States Treasury Note/Bond 3 .125 05/15/48 1,927,734
2,500,000 United States Treasury Note/Bond 3 .000 02/15/49 1,871,875
31,783,000 United States Treasury Note/Bond 2 .250 02/15/52 19,714,151
TOTAL U.S. TREASURY SECURITIES 1,018,592,896
TOTAL GOVERNMENT BONDS
(Cost $3,958,883,716) 3,901,961,319

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
400,000 Brookfield Property Partners LP $ 6,028,000
629,610 Brookfield Property Partners LP 8,436,774
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,464,774
UTILITIES - 0.2%
454,177 Brookfield Infrastructure Partners LP 8,011,682
276,951 Brookfield Renewable Partners LP 5,237,144
TOTAL UTILITIES 13,248,826
TOTAL PREFERRED STOCKS
(Cost $44,018,450) 27,713,600
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 11.6%
ASSET BACKED - 3.9%
$ 1,924,800 (d) Air Canada Pass Through Trust, Series 2017 1 3 .550% 01/15/30 1,814,243
1,250,000 (c),(d) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 6 .365 10/15/35 52,513
10,332 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .147 07/25/36 10,261
1,447,025 (c),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .846 04/07/52 145
5,880,000 (d) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 5,743,618
5,930,024 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 5,845,602
5,397,934 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 5,170,066
12,667,383 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 12,103,012
4,360,605 (d) EnFin Residential Solar Receivables Trust, Series 2024 2A 5 .980 09/20/55 4,173,745
11,875,000 (d) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 12,060,109
5,750,000 (d) Frontier Issuer LLC, Series 2023 1 8 .300 08/20/53 5,891,082
8,130,000 (d) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 8,379,781
1,500,000 (d) Frontier Issuer LLC, Series 2024 1 11 .160 06/20/54 1,683,090
2,657,068 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 2,119,466
2,835,935 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 2,345,666
10,364,177 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .310 10/20/48 8,789,543
4,282,377 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 3,170,651
3,599,067 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 3,239,808
2,907,728 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .940 01/20/49 1,936,129
12,168,098 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 11,002,796
3,250,000 (d) Grace Trust, Series 2020 GRCE 2 .347 12/10/40 2,891,629
6,500,000 (d) GSCG Trust, Series 2019 600C 2 .936 09/06/34 5,198,927
370,969 (d) HERO Funding Trust, Series 2015 1A 3 .840 09/21/40 356,926
91,855 (d) HERO Funding Trust, Series 2014 2A 3 .990 09/21/40 85,846
450,098 (d) HERO Funding Trust, Series 2016 2A 3 .750 09/20/41 430,613
364,828 (d) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 352,565
922,331 (d) HERO Funding Trust, Series 2016 3A 3 .080 09/20/42 858,250
832,136 (d) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 792,522
875,257 (d) HERO Funding Trust, Series 2016 4A 3 .570 09/20/47 826,031
927,585 (d) HERO Funding Trust, Series 2017 1A 3 .710 09/20/47 871,036
129,668 (d) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 124,846
1,517,657 (d) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 1,392,082
1,420,166 (d) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 1,334,587
575,858 (d) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 546,637
2,053,917 (d) HERO Funding Trust, Series 2018 1A 4 .670 09/20/48 1,993,540
1,612,566 (d) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 1,408,597
7,375,000 (d) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 7,595,674
11,003 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 10,838
2,920,356 (d) Loanpal Solar Loan Ltd, Series 2020 2GF 2 .750 07/20/47 2,477,689
1,479,889 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 1,239,311
2,005,205 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .840 01/20/48 1,557,610
4,525,881 (d) Loanpal Solar Loan Ltd, Series 2021 2GS 2 .220 03/20/48 3,682,128
1,017,179 (d) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 894,751
1,292,317 (d) Mosaic Solar Loan Trust, Series 2020 1A 3 .100 04/20/46 1,121,951
1,305,000 (d) Mosaic Solar Loan Trust, Series 2024 1A 10 .000 09/20/49 286,572
781,340 (d) Mosaic Solar Loan Trust, Series 2025 1A 6 .120 08/22/50 774,138
1,736,310 (d) Mosaic Solar Loan Trust, Series 2025 1A 7 .120 08/22/50 1,735,631
4,027,026 (d) Mosaic Solar Loan Trust, Series 2021 3A 1 .920 06/20/52 3,095,095

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 3,393,799 (d) Mosaic Solar Loan Trust, Series 2022 3A 6 .100% 06/20/53 $ 3,332,490
1,290,193 (d) Mosaic Solar Loans LLC, Series 2017 2A 3 .820 06/22/43 1,214,020
2,586,777 (d) Mosaic Solar Loans LLC, Series 2021 2A 1 .640 04/22/47 2,142,227
700,000 (d) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 655,219
1,287,090 PSNH Funding LLC, Series 2018 1 3 .506 08/01/28 1,282,188
538,310 (d) Renew, Series 2017 1A 3 .670 09/20/52 502,825
1,397,322 (d) Renew, Series 2018 1 3 .950 09/20/53 1,316,805
3,003,620 (d) Renew, Series 2021 1 2 .060 11/20/56 2,448,697
7,253,249 SCE Recovery Funding LLC, Series 2021 A-1 0 .861 11/15/31 6,448,079
138,910 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5 .172 09/25/34 133,003
5,751,314 (d) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 4,919,006
3,276,932 (d) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 2,772,268
2,313,723 (d) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 2,118,734
2,139,559 (d) Sunnova Helios XII Issuer LLC, Series 2023 B 5 .600 08/22/50 1,706,852
3,761,162 (d) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 3,794,638
1,304,353 (d) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5 .630 07/20/51 1,305,853
4,473,619 (d) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 4,331,749
5,896,352 (d) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 5,638,580
10,059,940 (d) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 9,542,285
4,892,204 (d) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 4,399,361
4,885,285 (d) Sunrun Julius Issuer LLC, Series 2023 2A 6 .600 01/30/59 4,916,331
6,471,961 (d) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 6,205,405
938,233 (d) Sunrun Neptune Issuer LLC, Series 2024 1A 6 .270 02/01/55 935,451
7,906,826 (d) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 7,098,339
8,250,000 (d) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 8,173,411
1,708,965 (d) Tesla Auto Lease Trust, Series 2023 B 6 .130 09/21/26 1,711,926
872,373 (d) Tesla Auto Lease Trust, Series 2024 B 4 .790 01/20/27 873,228
2,385,000 (d) Tesla Auto Lease Trust, Series 2023 B 6 .220 03/22/27 2,393,623
4,438,959 (d) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 4,452,415
10,265,000 (d) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 10,322,048
10,012,000 (d) Tesla Auto Lease Trust, Series 2024 B 4 .880 06/20/28 10,083,510
811,601 (d) Tesla Electric Vehicle Trust, Series 2023 1 5 .540 12/21/26 812,380
5,850,000 (d) Tesla Electric Vehicle Trust, Series 2023 1 5 .380 06/20/28 5,905,908
1,200,000 (d) Tesla Electric Vehicle Trust, Series 2023 1 5 .380 02/20/29 1,222,114
4,734,300 (d) Vivint Colar Financing V LLC, Series 2018 1A 4 .730 04/30/48 4,524,369
4,487,177 (d) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 4,352,545
3,860,101 (d) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 3,557,929
TOTAL ASSET BACKED 277,013,159
OTHER MORTGAGE BACKED - 7.7%
1,085,000 (c),(d) 20 Times Square Trust, Series 2018 20TS 3 .203 05/15/35 1,024,240
8,000,000 (d) 225 Liberty Street Trust, Series 2016 225L 3 .597 02/10/36 7,843,351
8,984 (c),(d) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 8,343
1,500,000 (c),(d) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .515 04/15/34 1,377,609
4,000,000 (d) BANK, Series 2019 BN21 2 .500 10/17/52 2,978,260
6,500,000 (c) BANK, Series 2019 BN21 3 .517 10/17/52 5,652,455
2,500,000 (c) BANK, Series 2020 BN30 3 .016 12/15/53 1,745,754
8,000,000 (c) BANK, Series 2019 BN22 3 .570 11/15/62 7,116,270
19,864 Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016 UB10 3 .019 07/15/49 19,816
3,000,000 (c),(d) BBCMS Mortgage Trust, Series 2020 C6 3 .811 02/15/53 2,394,522
3,800,000 (d) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 3,738,975
3,250,000 (d) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 3,108,539
1,316,000 (c),(d) BBCMS Trust, Series 2015 SRCH 5 .122 08/10/35 1,242,362
5,500,000 (c),(d) Benchmark Mortgage Trust, Series 2019 B10 4 .029 03/15/62 4,184,303
5,200,000 (d) BMO 360A, Series 2022 C1 3 .776 02/17/55 4,678,010
3,500,000 (c),(d) BMO 360C, Series 2022 C1 4 .070 02/17/55 2,760,725
6,965,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2 5 .462 10/15/38 6,960,907
4,250,000 (c),(d) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .640 01/17/39 4,248,073
10,000,000 (c),(d) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 5 .990 01/17/39 9,993,478
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005 5 .631 06/25/34 2,669,703
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,627,961
11,527,500 (d) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 10,622,385
1,000,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 907,752

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097% 11/13/39 $ 2,211,907
1,750,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 1,447,624
15,025,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 145,450
3,800,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 3,900,002
931,446 (c),(d) CIM Trust, Series 2021 J2 2 .670 04/25/51 765,674
2,761,146 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 2,660,714
2,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC43 3 .300 11/10/52 1,845,758
5,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 4,595,750
4,375,000 (d) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 4,124,998
3,600,000 (d) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 3,619,849
3,500,000 (c),(d) COMM Mortgage Trust, Series 2015 CR22 3 .824 03/10/48 2,819,705
513,884 (c) COMM Mortgage Trust, Series 2015 CR23 4 .352 05/10/48 499,786
1,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 931,260
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates, Series 2022 HC 4 .084 01/10/39 3,743,499
18,859,884 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .856 03/25/42 19,468,679
4,435,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7 .356 04/25/42 4,555,756
13,780,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 14,345,892
4,706,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7 .956 07/25/42 4,898,399
8,035,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9 .106 09/25/42 8,568,162
21,175,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 22,257,966
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust, Series 2017 C8 3 .800 06/15/37 3,206,186
1,600,000 (c),(d) CSMC, Series 2019 NQM1 3 .388 10/25/59 1,543,320
2,281,236 (c),(d) CSMC, Series 2021 NQM8 2 .405 10/25/66 2,019,065
5,000,000 (c),(d) CSMC Trust, Series 2017 CALI 3 .854 11/10/32 3,325,000
102,725,000 (c),(d) DOLP Trust, Series 2021 NYC 0 .665 05/10/41 2,954,982
3,000,000 (c),(d) Durst Commercial Mortgage Trust, Series 2025 151 5 .317 08/10/42 3,059,038
3,065,000 (c),(d) EFMT, Series 2023 1 6 .702 02/25/68 3,063,192
12,396,707 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP 5 .585 11/15/38 12,386,400
3,966,946 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP 6 .384 11/15/38 3,966,887
229,195 (c),(d) Flagstar Mortgage Trust, Series 2017 2 3 .971 10/25/47 210,227
1,992,896 (c),(d) Flagstar Mortgage Trust, Series 2018 2 3 .999 04/25/48 1,837,527
7,143 (c),(d) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 6,740
788,062 (c),(d) Flagstar Mortgage Trust, Series 2019 2 4 .000 12/25/49 715,992
1,081,856 (c),(d) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 892,371
3,370,086 (c),(d) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 2,779,613
1,931,883 (c),(d) Flagstar Mortgage Trust, Series 2021 7 2 .925 08/25/51 1,590,710
2,115,736 (c),(d) Flagstar Mortgage Trust, Series 2021 12 2 .963 11/25/51 1,714,689
7,700,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009 1 .878 01/25/31 6,926,892
1,405,742 Freddie Mac Multiclass Certificates Series, Series 2021 P011 1 .204 09/25/31 1,302,441
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013 2 .852 02/25/32 6,724,408
14,000,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016 4 .768 09/25/33 14,146,357
7,941,322 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1 .877 07/25/37 6,462,237
38,048,098 (c),(d) Freddie Mac Multifamily ML Certificates, Series 2021 ML08 1 .782 11/25/37 4,004,943
8,801,147 Freddie Mac Multifamily ML Certificates, Series 2021 ML12 2 .340 07/25/41 7,338,406
3,090,141 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002 3 .871 07/25/33 2,975,031
3,537,092 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 1 .555 01/25/36 2,959,210
4,245,458 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 2 .298 10/25/55 3,033,798
9,576,955 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068 3 .150 10/15/36 8,519,325
1,680,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069 4 .013 04/15/37 1,642,693
5,790,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061 1 .761 09/15/38 4,726,313
3,110,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 3,283,387
19,637 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 18,534
51,379 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 48,493
352,483 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 304,219
16,952,877 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .252 03/27/51 214,761
571,868 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 493,619
1,387,280 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 1,140,836
4,135,209 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,410,421
4,118,558 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 3,540,587
1,767,545 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3 .000 09/25/52 1,520,691
447,730 (c),(d) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .610 05/25/50 398,118
1,998,598 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 GR1 2 .500 11/25/51 1,648,548

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 8,084,714 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500% 01/25/52 $ 6,668,695
3,617,276 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 2,983,990
1,856,716 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .721 01/25/52 1,509,356
3,915,774 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 3,366,260
2,497,020 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 2,147,789
4,099,841 (c),(d) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 3,642,584
908,932 (c),(d) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 917,496
2,000,000 (d) Hudson Yards Mortgage Trust, Series 2016 10HY 2 .835 08/10/38 1,966,135
2,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 3 .076 08/10/38 2,453,404
5,000,000 (c),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 3 .076 08/10/38 4,890,965
10,250,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 9,333,594
5,545,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 5,197,890
1,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 1,335,372
4,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 3,903,151
440,000 (c),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 409,926
2,135,000 (c),(d) Imperial Fund Mortgage Trust, Series 2022 NQM6 7 .100 10/25/67 2,128,277
1,101,407 (c),(d) J.P. Morgan Mortgage Trust, Series 2022 5 2 .953 09/25/52 884,808
3,500,000 (d) Jackson Park Trust, Series 2019 LIC 2 .766 10/14/39 3,210,156
130,971 (c),(d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4 .115 01/15/46 126,192
626,643 (c),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5 .662 12/25/44 617,631
9,876 (c),(d) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 9,212
157,573 (c),(d) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 145,825
697,853 (c),(d) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 625,369
1,008,040 (c),(d) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 907,669
955,124 (c),(d) JP Morgan Mortgage Trust, Series 2017 5 4 .967 10/26/48 957,563
813,604 (c),(d) JP Morgan Mortgage Trust, Series 2017 4 3 .874 11/25/48 718,019
62,753 (c),(d) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 58,720
71,312 (c),(d) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 66,849
783,182 (c),(d) JP Morgan Mortgage Trust, Series 2020 1 3 .821 06/25/50 709,196
14,337,557 (c),(d) JP Morgan Mortgage Trust, Series 2021 3 0 .134 07/25/51 108,203
10,034,691 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 0 .129 08/25/51 75,441
2,129,037 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 2 .879 08/25/51 1,733,847
19,428,247 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 0 .133 10/25/51 146,629
2,520,954 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 2,081,649
905,678 (c),(d) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 747,051
840,391 (c),(d) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 694,877
2,782,187 (c),(d) JP Morgan Mortgage Trust, Series 2021 13 3 .135 04/25/52 2,257,622
1,415,208 (c),(d) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,167,338
1,699,581 (c),(d) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 1,461,980
1,668,174 (c),(d) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,435,199
4,718,383 (c),(d) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 4,186,193
2,546,375 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,186,905
1,023,546 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 939,114
14,305,438 (c),(d) JP Morgan Mortgage Trust Series, Series 2024 3 3 .000 05/25/54 12,297,908
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .688 09/15/47 2,306,472
344,654 (d) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3 .575 02/15/36 335,261
1,110,000 (c),(d) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5 .950 10/15/40 1,115,551
2,350,000 (c),(d) Manhattan West Mortgage Trust, Series 2020 1MW 2 .413 09/10/39 2,201,245
2,250,000 (c),(d) MFT Mortgage Trust, Series 2020 B6 3 .392 08/10/40 1,596,914
879,373 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 789,032
4,938,697 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 4,543,507
1,500,000 (c),(d) MSDB Trust, Series 2017 712F 3 .427 07/11/39 1,438,238
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 3,626,449
4,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .480 07/15/36 2,716,250
14,318 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .752 02/25/36 14,291
9,135,000 (c),(d) NYC Commercial Mortgage Trust, Series 2025 300P 4 .879 07/13/42 9,189,255
1,375,000 (c),(d) NYC Commercial Mortgage Trust, Series 2025 300P 6 .161 07/13/42 1,388,505
4,039,430 (c),(d) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,331,934
958,760 (c),(d) OBX Trust, Series 2022 J2 3 .416 08/25/52 821,039
1,122,397 (c),(d) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 925,812
1,212,932 (c),(d) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 1,159,674
16,670,000 (d) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 15,367,653

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,008,731 (d) One Market Plaza Trust, Series 2017 1MKT 3 .614% 02/10/32 $ 1,947,941
1,906,982 (c),(d) RCKT Mortgage Trust, Series 2021 3 2 .775 07/25/51 1,514,840
3,872,878 (c),(d) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 3,194,553
4,723,423 (c),(d) RCKT Mortgage Trust, Series 2021 5 2 .920 11/25/51 3,792,049
3,764,826 (c),(d) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 3,344,886
145,852 (c),(d) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 134,561
41,149 (c),(d) Sequoia Mortgage Trust, Series 2016 1 3 .500 06/25/46 37,870
176,370 (c),(d) Sequoia Mortgage Trust, Series 2017 6 3 .726 09/25/47 168,228
10,263 (c),(d) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 9,311
12,644 (c),(d) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 12,038
1,500,099 (c),(d) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,291,090
928,685 (c),(d) Sequoia Mortgage Trust, Series 2021 1 2 .658 03/25/51 771,827
2,482,088 (c),(d) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 2,403,255
10,000,000 (d) SLG Office Trust, Series 2021 OVA 2 .585 07/15/41 8,900,032
1,125,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5 .522 11/15/36 1,122,673
2,000,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5 .921 11/15/36 1,996,076
2,050,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 6 .220 11/15/36 2,044,875
4,000,000 (d) SUMIT Mortgage Trust, Series 2022 BVUE 2 .789 02/12/41 3,604,980
2,459,995 (c),(d) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 2,178,008
3,000,000 (c),(d) VNDO Trust, Series 2016 350P 4 .033 01/10/35 2,970,053
1,345,000 (c),(d) WB Commercial Mortgage Trust, Series 2024 HQ 6 .134 03/15/40 1,348,462
1,000,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 936,188
5,500,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 5,729,242
2,450,000 (c),(d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .534 06/10/37 2,516,945
8,500,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5 .693 08/15/42 8,507,502
1,700,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M 5 .992 08/15/42 1,699,117
1,175,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2025 609M 6 .492 08/15/42 1,174,932
65,368 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 62,220
587,165 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 506,627
4,994,311 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 4,125,801
1,280,868 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 1,056,527
118,754 (c),(d) WinWater Mortgage Loan Trust, Series 2014 1 3 .929 06/20/44 101,894
TOTAL OTHER MORTGAGE BACKED 541,850,564
TOTAL STRUCTURED ASSETS
(Cost $874,491,026) 818,863,723
TOTAL LONG-TERM INVESTMENTS
(Cost $7,132,703,897) 6,943,798,568
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
9,587,936 (j) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (k) 9,587,936
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,587,936) 9,587,936
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1.3%
89,964,000 (l) Fixed Income Clearing Corporation 4 .200 10/01/25 89,964,000
TOTAL REPURCHASE AGREEMENT 89,964,000
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill 0 .000 11/13/25 9,953,100
TOTAL TREASURY DEBT 9,953,100
TOTAL SHORT-TERM INVESTMENTS
(Cost $99,917,100) 99,917,100
TOTAL INVESTMENTS - 99.9%
(Cost $7,242,208,933) 7,053,303,604
OTHER ASSETS & LIABILITIES, NET - 0.1% 8,529,033
NET ASSETS - 100.0% $ 7,061,832,637

Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
CAD Canadian Dollar
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,709,727,263 or 24.2% of Total
Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.6% of Total Investments.
(g) All or a portion of this security is owned by Nuveen Core Impact Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(h) When-issued or delayed delivery security.
(i) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,323,522.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $89,974,496 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 1/15/32, valued at $91,763,447.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 19,791,353 EUR 16,765,446 Bank of America, N.A. 10/10/25 $ 95,516
$ 3,015,830 CAD 4,104,880 JPMorgan Chase Bank NA 10/10/25 64,812
Total  $ 160,328
Total unrealized appreciation on forward foreign currency contracts  $ 160,328
Total unrealized depreciation on forward foreign currency contracts  $ –
CAD Canadian Dollar
EUR Euro

Portfolio of Investments September 30, 2025
Core Plus Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.5%
BANK LOAN OBLIGATIONS - 3.6%
CAPITAL GOODS - 0.2%
$ 64,872 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan, (TSFR3M + 1.875%) 3 .870% 12/11/31 $ 65,075
1,030,008 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 2.750%) 6 .913 12/11/31 1,033,227
435,431 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 09/08/32 436,385
960,000 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .028 05/17/28 610,800
992,500 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .663 11/03/31 996,187
84,465 (b) KP Germany Erste GmbH 14 .157 10/27/25 75,309
892,791 (a) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 09/26/31 894,934
331,487 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .413 04/14/31 331,761
687,556 (a) QXO Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 04/30/32 694,094
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 6 .147 02/01/28 357,096
987,500 (a) Titan Acquisition Limited, Term Loan B, (TSFR1M + TSFR6M + 3.750%) 7 .752 02/15/29 991,336
1,616,129 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .502 02/28/31 1,617,155
1,984,925 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.250%) 6 .252 03/22/30 1,985,212
1,409,577 (a) Zekelman Industries, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .408 01/24/31 1,413,101
TOTAL CAPITAL GOODS 11,501,672
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
284,347 (a) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 6 .163 08/12/32 282,748
257,286 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR1M + TSFR3M + 2.750%) 6 .980 09/29/28 257,641
1,504,451 (a) Corporation Service Company, Term Loan B, (TSFR1M + 2.000%) 6 .163 11/05/29 1,492,227
1,958,387 (a) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR1M + 2.750%) 6 .913 10/31/31 1,916,164
1,804,742 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR6M + 2.000%) 6 .129 10/15/30 1,802,360
535,650 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .386 11/30/28 536,454
41,463 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .386 11/30/28 41,526
212,098 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .558 04/12/27 98,387
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,427,507
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,382,975 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.500%) 6 .742 10/16/31 2,397,881
1,669,546 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .558 11/08/32 1,670,439
3,488,855 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .681 04/23/31 3,485,593
3,807,977 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .663 01/30/31 3,799,466
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,353,379
CONSUMER DURABLES & APPAREL - 0.1%
2,468,686 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .280 07/31/28 2,476,351
212,500 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 6 .252 02/20/29 213,563
221,810 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.000%) 6 .163 02/27/32 221,255
844,357 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .528 10/29/27 838,024
TOTAL CONSUMER DURABLES & APPAREL 3,749,193
CONSUMER SERVICES - 0.3%
2,449,884 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .913 09/23/30 2,444,776
315,492 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .663 08/17/28 316,412
1,283,625 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .413 02/06/30 1,283,285
645,055 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 01/31/31 641,830
646,713 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.675%) 7 .677 06/25/29 651,867
1,793,050 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .413 01/29/29 1,792,494
2,136,938 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .752 11/29/30 2,133,732
469,297 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .663 12/15/27 469,919
712,202 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .000 03/15/28 715,763
494,138 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 6 .393 04/16/29 496,146
1,316,758 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .502 11/30/29 1,186,070
300,409 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .663 05/03/29 300,576
462,149 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .393 03/06/28 389,196
TOTAL CONSUMER SERVICES 12,822,066
ENERGY - 0.0%
1,234,406 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .163 03/22/29 1,236,721
76,198 Cloud Peak Energy Resources LLC 12 .000 05/03/27 76,198

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 729,354 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 6 .416% 10/05/28 $ 730,057
TOTAL ENERGY 2,042,976
FINANCIAL SERVICES - 0.1%
2,789,650 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .913 06/24/31 2,790,682
TOTAL FINANCIAL SERVICES 2,790,682
FOOD, BEVERAGE & TOBACCO - 0.1%
587,345 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .763 11/26/27 573,721
1,161,210 (a) Aspire Bakeries Holdings LLC, Term Loan B, (TSFR1M + 3.500%) 7 .663 12/23/30 1,169,554
58,991 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M + 7.000%), (cash 11.198%,
PIK 6.000%)
11 .198 09/30/30 44,243
14,897 (a) City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR3M + 7.000%), (cash
11.198%, PIK 3.500%)
11 .198 09/30/30 12,672
571,628 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6 .197 09/30/31 568,175
1,781,664 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .252 03/31/28 1,783,375
182,555 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .502 01/29/32 182,874
TOTAL FOOD, BEVERAGE & TOBACCO 4,334,614
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
3,933,276 (a) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8 .413 01/15/31 3,940,651
448,505 (a) Global Medical Response, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .634 09/20/32 449,146
2,718,625 (a) ICU Medical, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.250%) 6 .457 01/08/29 2,727,855
5,303,602 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6 .163 10/23/28 5,308,879
3,263,804 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6 .663 11/15/28 3,270,267
705,432 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .163 12/03/31 707,640
2,419,963 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .663 12/19/30 2,424,500
2,481,250 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 7 .413 11/26/31 2,484,352
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,313,290
INSURANCE - 0.5%
207,987 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .163 11/06/30 207,891
3,960,075 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .666 09/19/31 3,953,442
425,000 (a) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .528 02/03/28 414,906
543,293 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8 .413 09/19/30 540,522
4,923,342 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6 .913 06/16/31 4,933,484
3,231,914 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6 .575 06/20/30 3,240,284
1,198,791 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163 09/15/31 1,200,667
4,937,719 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .663 07/31/31 4,936,953
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6 .752 05/06/31 920,794
3,945,163 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .252 09/27/30 3,944,334
1,945,511 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .252 11/23/29 1,945,209
TOTAL INSURANCE 26,238,486
MATERIALS - 0.3%
633,867 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .013 09/07/27 634,507
4,339,119 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7 .338 04/13/29 4,338,164
195,534 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5 .913 02/15/30 196,757
736,543 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8 .513 03/29/29 669,024
3,223,800 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8 .413 10/07/31 2,791,279
845,709 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9 .019 02/09/26 422,593
1,857,087 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .413 03/03/31 1,850,401
130,769 (a) USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 1 .000 09/30/31 130,749
1,259,727 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .663 09/30/31 1,259,532
TOTAL MATERIALS 12,293,006
MEDIA & ENTERTAINMENT - 0.0%
472,417 (a) Altice Financing SA, Term Loan, (TSFR3M + 5.000%) 9 .318 10/29/27 398,601
538,518 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .650 01/18/28 536,394
31,417 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .570 08/02/27 31,478
TOTAL MEDIA & ENTERTAINMENT 966,473
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
133,453 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .263 11/08/27 134,252
1,083,448 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 6 .130 08/02/27 1,083,475
2,119,439 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .413 05/05/28 2,124,260
2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .408 05/19/31 2,473,996

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 206,253 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163% 04/20/29 $ 206,424
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,022,407
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
280,051 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 6 .913 01/31/30 281,219
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 281,219
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,491,250 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6 .753 11/13/31 3,490,290
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,490,290
SOFTWARE & SERVICES - 0.7%
143,814 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.856%, PIK 7.500%) 11 .856 08/01/28 127,044
2,668,313 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 11/25/31 2,676,171
4,783,910 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 01/31/31 4,796,372
2,943,989 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .199 07/30/31 2,942,606
3,950,100 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .030 05/01/31 3,887,550
1,165,776 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6 .913 10/09/29 1,167,134
2,214,659 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .663 05/30/31 2,219,985
3,078,866 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 09/12/29 3,073,678
820,250 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .413 10/30/28 822,813
2,970,000 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 7 .413 06/17/31 2,970,639
2,671,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .913 01/31/30 2,671,844
64,723 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .540 05/15/28 65,613
309,779 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .040 05/15/28 139,788
456,000 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 7 .263 04/24/28 455,394
1,492,500 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .058 10/03/31 1,488,769
1,606,052 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .810 02/10/31 1,606,268
2,462,500 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .913 09/28/29 2,459,680
TOTAL SOFTWARE & SERVICES 33,571,348
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,536,882 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8 .913 12/17/29 2,571,193
3,965,025 (a) Delta TopCo, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 6 .881 11/30/29 3,927,120
144,893 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6 .248 09/22/31 145,617
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,643,930
TELECOMMUNICATION SERVICES - 0.1%
921,144 (a),(c) Altice France S.A., Term Loan B12, (Prime + 2.688%) 9 .938 02/02/26 855,895
190,543 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 7 .150 11/30/27 191,099
107,570 (a) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6 .765 01/31/28 107,587
1,463,796 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .430 03/09/27 1,446,991
TOTAL TELECOMMUNICATION SERVICES 2,601,572
TRANSPORTATION - 0.1%
1,758,225 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .166 03/21/31 1,760,977
486,281 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .575 04/20/28 486,113
355,865 (a) XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%) 5 .913 05/24/28 359,296
TOTAL TRANSPORTATION 2,606,386
UTILITIES - 0.1%
1,620,000 (a) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7 .476 10/28/31 1,633,365
2,476,681 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .733 05/17/30 2,483,318
TOTAL UTILITIES 4,116,683
TOTAL BANK LOAN OBLIGATIONS
(Cost $176,158,405) 175,167,179
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (b),(d) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
SOFTWARE & SERVICES - 0.0%
596 (d) Avaya, Inc 6,208

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
2,843 (d) Avaya, Inc $ 29,616
TOTAL SOFTWARE & SERVICES 35,824
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
473 (d) EJF SIDECAR FUND, SERIES LLC 5
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5
TOTAL COMMON STOCKS
(Cost $39,485) 35,844
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 34.0%
AUTOMOBILES & COMPONENTS - 0.7%
$ 350,000 (e) Clarios Global LP 6 .750% 02/15/30 361,554
575,000 Dana, Inc 5 .375 11/15/27 574,218
350,000 Dana, Inc 5 .625 06/15/28 349,509
325,000 Dana, Inc 4 .250 09/01/30 321,861
2,000,000 (e) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,047,480
800,000 General Motors Financial Co, Inc 6 .050 10/10/25 800,293
3,500,000 General Motors Financial Co, Inc 4 .900 10/06/29 3,540,461
2,825,000 General Motors Financial Co, Inc 5 .850 04/06/30 2,954,625
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,860,822
3,750,000 General Motors Financial Co, Inc 5 .600 06/18/31 3,880,834
2,000,000 (f) General Motors Financial Co, Inc 5 .750 N/A 1,981,724
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,724,999
1,000,000 (e) Nemak SAB de C.V. 3 .625 06/28/31 874,219
1,360,000 (e) Phinia, Inc 6 .625 10/15/32 1,401,661
750,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 760,376
3,665,000 ZF North America Capital, Inc 6 .750 04/23/30 3,576,598
505,000 (e) ZF North America Capital, Inc 7 .500 03/24/31 501,562
TOTAL AUTOMOBILES & COMPONENTS 31,512,796
BANKS - 7.3%
1,500,000 (e) Akbank T.A.S. 6 .800 06/22/31 1,507,389
1,500,000 (e) Akbank TAS 7 .498 01/20/30 1,573,863
4,000,000 (f),(g) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,463,098
1,500,000 (e),(h) Banco Bradesco S.A. 6 .500 01/22/30 1,582,500
700,000 (e),(f),(g) Banco de Credito e Inversiones S.A. 8 .750 N/A 757,750
1,800,000 (e),(f),(g) Banco del Estado de Chile 7 .950 N/A 1,920,260
2,000,000 (e) Banco do Brasil S.A. 6 .000 03/18/31 2,038,738
2,000,000 (e),(f),(g) Banco Mercantil del Norte S.A. 8 .375 N/A 2,105,900
925,000 (e),(f),(g) Banco Mercantil del Norte S.A. 7 .500 N/A 945,582
2,025,000 (e) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 2,107,033
2,400,000 (f),(g) Banco Santander S.A. 9 .625 N/A 2,894,457
2,000,000 (g) Bancolombia S.A. 8 .625 12/24/34 2,159,720
2,600,000 (e) Bangkok Bank PCL 3 .466 09/23/36 2,363,394
4,000,000 (e),(g) Bank Hapoalim BM 3 .255 01/21/32 3,900,320
3,000,000 (e),(g) Bank Leumi Le-Israel BM 3 .275 01/29/31 2,973,750
22,795,000 Bank of America Corp 2 .592 04/29/31 21,123,822
9,000,000 Bank of America Corp 5 .288 04/25/34 9,311,577
3,000,000 Bank of America Corp 5 .511 01/24/36 3,135,938
8,975,000 Bank of America Corp 5 .744 02/12/36 9,324,743
5,700,000 Bank of America Corp 2 .676 06/19/41 4,200,412
7,850,000 (f) Bank of America Corp 6 .625 N/A 8,167,839
4,075,000 (f) Bank of New York Mellon Corp 6 .300 N/A 4,192,527
3,025,000 Barclays plc 5 .367 02/25/31 3,119,237
2,225,000 Barclays plc 3 .330 11/24/42 1,718,566
4,525,000 (f),(g) Barclays plc 9 .625 N/A 5,137,061
1,850,000 (e),(g) BBVA Bancomer S.A. 5 .125 01/18/33 1,816,700
1,000,000 (e),(g) BBVA Bancomer S.A. 8 .450 06/29/38 1,109,731
1,100,000 (e),(g) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,157,200
8,000,000 (e),(f),(g) BNP Paribas S.A. 7 .450 N/A 8,349,976
5,200,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 5,339,854
3,300,000 CitiBank NA 4 .914 05/29/30 3,390,526
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,845,960

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.3% (continued)
$ 2,805,000 Citigroup, Inc 4 .300% 11/20/26 $ 2,809,452
400,000 Citigroup, Inc 4 .450 09/29/27 401,628
275,000 Citigroup, Inc 4 .125 07/25/28 274,727
6,025,000 Citigroup, Inc 4 .542 09/19/30 6,053,036
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,964,389
6,250,000 Citigroup, Inc 4 .503 09/11/31 6,253,379
2,600,000 (f) Citigroup, Inc 7 .625 N/A 2,729,626
2,500,000 (f) Citigroup, Inc 4 .000 N/A 2,490,268
1,750,000 (f) Citigroup, Inc 7 .375 N/A 1,823,390
3,575,000 (e) Credit Agricole S.A. 5 .222 05/27/31 3,667,343
3,850,000 (e),(f),(g) Credit Agricole S.A. 7 .125 N/A 3,931,608
5,000,000 (e),(f),(g),(h) Credit Agricole S.A. 8 .125 N/A 5,033,282
2,450,000 Deutsche Bank AG. 5 .371 09/09/27 2,511,072
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 2,225,228
1,500,000 Deutsche Bank AG. 6 .819 11/20/29 1,604,488
2,025,000 Deutsche Bank AG. 4 .999 09/11/30 2,053,999
2,500,000 (e) Grupo Aval Ltd 4 .375 02/04/30 2,373,563
635,000 (e),(f) Hana Bank 3 .500 N/A 625,435
2,700,000 (f),(g),(h) HSBC Holdings plc 6 .950 N/A 2,837,481
4,800,000 (f),(g) HSBC Holdings plc 8 .000 N/A 5,084,765
4,000,000 (f) Huntington Bancshares, Inc 5 .625 N/A 4,043,700
UGX 6,000,000,000 (e) ICBC Standard Bank plc 14 .250 06/26/34 1,446,067
4,225,000 (f),(g) ING Groep NV 7 .000 N/A 4,356,294
3,000,000 (e) Intercorp Financial Services, Inc 4 .125 10/19/27 2,978,245
1,825,000 (e),(h) Itau Unibanco Holding S.A. 6 .000 02/27/30 1,895,627
350,000 JPMorgan Chase & Co 3 .200 06/15/26 347,984
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,340,627
7,805,000 JPMorgan Chase & Co 3 .702 05/06/30 7,670,752
4,400,000 JPMorgan Chase & Co 5 .140 01/24/31 4,544,016
725,000 JPMorgan Chase & Co 1 .953 02/04/32 640,877
4,250,000 JPMorgan Chase & Co 5 .350 06/01/34 4,428,319
1,075,000 JPMorgan Chase & Co 6 .254 10/23/34 1,184,569
6,750,000 JPMorgan Chase & Co 5 .766 04/22/35 7,191,363
8,950,000 JPMorgan Chase & Co 5 .572 04/22/36 9,433,522
3,350,000 JPMorgan Chase & Co 5 .576 07/23/36 3,472,885
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,990,370
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,632,807
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,075,083
5,625,000 (f) JPMorgan Chase & Co 6 .875 N/A 5,924,571
2,250,000 (f) JPMorgan Chase & Co 3 .650 N/A 2,225,328
4,000,000 (f),(g) Lloyds Banking Group plc 6 .750 N/A 4,094,026
4,175,000 (f) M&T Bank Corp 3 .500 N/A 4,022,867
3,000,000 (e),(g) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,955,000
2,800,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 2,841,813
3,000,000 (f),(g) NatWest Group plc 8 .125 N/A 3,377,265
1,975,000 (e) NBK SPC Ltd 1 .625 09/15/27 1,920,687
3,000,000 (e),(f) NBK Tier  Financing Ltd 3 .625 N/A 2,939,350
2,275,000 PNC Financial Services Group, Inc 5 .575 01/29/36 2,373,739
5,225,000 (f) PNC Financial Services Group, Inc 3 .400 N/A 5,064,215
3,275,000 (f) PNC Financial Services Group, Inc 6 .200 N/A 3,329,378
5,000,000 Royal Bank of Canada 6 .750 08/24/85 5,157,488
5,000,000 (f) Truist Financial Corp 4 .950 N/A 4,979,421
3,055,000 (f) Truist Financial Corp 6 .669 N/A 3,068,879
3,000,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 2,926,386
2,000,000 US Bancorp 4 .839 02/01/34 2,008,757
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,662,513
2,600,000 Wells Fargo & Co 6 .303 10/23/29 2,753,822
7,975,000 Wells Fargo & Co 5 .605 04/23/36 8,369,373
7,000,000 (f) Wells Fargo & Co 3 .900 N/A 6,932,019
4,125,000 (f),(h) Wells Fargo & Co 7 .625 N/A 4,415,483
2,000,000 (e) Yapi ve Kredi Bankasi AS. 7 .250 03/03/30 2,051,716

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.3% (continued)
$ 700,000 (e),(f),(g) Yapi ve Kredi Bankasi AS. 8 .250 % N/A $ 708,895
TOTAL BANKS 349,259,680
CAPITAL GOODS - 1.6%
2,205,000 (e) AECOM 6 .000 08/01/33 2,254,370
1,690,000 (e) Airbus SE 3 .150 04/10/27 1,670,946
975,000 (e) Albion Financing  SARL 7 .000 05/21/30 1,008,443
600,000 (e) BAE Systems plc 1 .900 02/15/31 528,005
10,500,000 Boeing Co 2 .196 02/04/26 10,420,477
1,050,000 Boeing Co 3 .250 02/01/28 1,025,554
1,375,000 Boeing Co 5 .705 05/01/40 1,403,025
13,650,000 Boeing Co 5 .805 05/01/50 13,637,220
1,160,000 (e) Chart Industries, Inc 7 .500 01/01/30 1,207,253
400,000 (e) Esab Corp 6 .250 04/15/29 410,921
455,000 (e) Goat Holdco LLC 6 .750 02/01/32 466,375
665,000 (e) Herc Holdings, Inc 6 .625 06/15/29 683,290
425,000 (e) Herc Holdings, Inc 7 .000 06/15/30 441,459
665,000 (e) Herc Holdings, Inc 7 .250 06/15/33 694,195
7,200,000 Honeywell International, Inc 5 .000 03/01/35 7,319,957
2,000,000 (e) IHS Holding Ltd 7 .875 05/29/30 2,066,642
1,000,000 (e) IHS Holding Ltd 8 .250 11/29/31 1,050,095
4,900,000 L3Harris Technologies, Inc 5 .400 07/31/33 5,107,459
595,000 (e) Masterbrand, Inc 7 .000 07/15/32 614,888
280,000 (e) MITER BRAND 6 .750 04/01/32 287,631
1,000,000 (e) Quikrete Holdings, Inc 6 .375 03/01/32 1,035,844
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,446,569
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 989,150
3,250,000 Raytheon Technologies Corp 6 .000 03/15/31 3,507,992
3,000,000 (e),(h) Sisecam UK plc 8 .625 05/02/32 3,132,414
3,000,000 (e) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,118,012
1,665,000 (e) Standard Building Solutions, Inc 6 .250 08/01/33 1,687,286
1,575,000 (e) TransDigm, Inc 6 .875 12/15/30 1,631,913
1,470,000 (e) TransDigm, Inc 6 .000 01/15/33 1,486,292
725,000 (e) WESCO Distribution, Inc 7 .250 06/15/28 734,425
480,000 (e) WESCO Distribution, Inc 6 .375 03/15/33 497,582
1,595,000 (e) Windsor Holdings III LLC 8 .500 06/15/30 1,686,089
TOTAL CAPITAL GOODS 75,251,773
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,125,000 (e) ADT Corp 4 .875 07/15/32 2,057,949
800,000 (e) ASGN, Inc 4 .625 05/15/28 785,293
2,250,000 (e) Bidvest Group UK plc 6 .200 09/17/32 2,264,445
225,000 (e) CACI International, Inc 6 .375 06/15/33 232,099
590,000 (e),(i) Clean Harbors, Inc 5 .750 10/15/33 595,154
1,000,000 (e) Garda World Security Corp 4 .625 02/15/27 992,413
1,035,000 (e) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,098,025
611,000 (e) Prime Security Services Borrower LLC 5 .750 04/15/26 613,502
1,200,000 (e) Prime Security Services Borrower LLC 3 .375 08/31/27 1,166,487
2,725,000 (e) Prime Security Services Borrower LLC 6 .250 01/15/28 2,722,614
395,000 (e) Science Applications International Corp 5 .875 11/01/33 395,123
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,326,856
1,600,000 Verisk Analytics, Inc 4 .500 08/15/30 1,604,803
1,675,000 Verisk Analytics, Inc 5 .250 03/15/35 1,707,558
75,000 Verisk Analytics, Inc 3 .625 05/15/50 55,982
2,575,000 Waste Management, Inc 4 .950 03/15/35 2,613,584
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,231,887
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,670,000 (e) Asbury Automotive Group, Inc 4 .625 11/15/29 2,591,176
755,000 (e) Asbury Automotive Group, Inc 5 .000 02/15/32 724,975
1,575,000 AutoNation, Inc 5 .890 03/15/35 1,627,600
925,000 (e) Bath & Body Works, Inc 6 .625 10/01/30 945,625
635,000 Kohl's Corp 4 .625 05/01/31 501,301
800,000 (e) LCM Investments Holdings II LLC 4 .875 05/01/29 783,802
790,000 (e) LCM Investments Holdings II LLC 8 .250 08/01/31 835,507

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)
$ 2,175,000 (e) Lithia Motors, Inc 4 .625% 12/15/27 $ 2,153,576
2,500,000 (e),(h) Macy's Retail Holdings LLC 6 .125 03/15/32 2,502,413
1,900,000 (e) Magic Mergeco, Inc 5 .250 05/01/28 1,748,777
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 787,759
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,387,526
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,220,666
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,917,568
1,500,000 (e) Queen MergerCo, Inc 6 .750 04/30/32 1,553,094
1,000,000 (e) Staples, Inc 10 .750 09/01/29 988,770
335,000 (e) Veritiv Operating Co 10 .500 11/30/30 359,531
1,250,000 Walmart, Inc 4 .350 04/28/30 1,270,517
460,000 (e) Wand NewCo 3, Inc 7 .625 01/30/32 484,665
335,000 (e) Wayfair LLC 7 .250 10/31/29 345,399
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 24,730,247
CONSUMER DURABLES & APPAREL - 0.0%
1,000,000 (e) CD&R Smokey Buyer, Inc 9 .500 10/15/29 782,078
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,191,022
400,000 (e) TopBuild Corp 5 .625 01/31/34 398,546
TOTAL CONSUMER DURABLES & APPAREL 2,371,646
CONSUMER SERVICES - 0.6%
1,035,000 (e) 1011778 BC ULC 6 .125 06/15/29 1,058,290
1,455,000 (e),(h) Caesars Entertainment, Inc 6 .000 10/15/32 1,433,116
2,570,000 (e) Carnival Corp 5 .750 08/01/32 2,615,432
2,000,000 (e) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,998,197
3,285,000 (e) Churchill Downs, Inc 6 .750 05/01/31 3,366,649
1,960,000 (e) Flutter Treasury Designated Activity Co 6 .375 04/29/29 2,023,933
150,000 (e) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 150,183
2,990,000 (e) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 3,051,791
2,200,000 (e) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 2,013,232
1,050,000 (e) Hilton Domestic Operating Co, Inc 5 .750 09/15/33 1,064,017
350,000 (e) Light & Wonder International, Inc 7 .500 09/01/31 363,985
500,000 (e) Light & Wonder International, Inc 6 .250 10/01/33 500,850
425,000 (e),(h) Marriott Ownership Resorts, Inc 4 .500 06/15/29 410,104
1,000,000 (e) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 861,702
200,000 (e) MGM China Holdings Ltd 7 .125 06/26/31 210,997
1,475,000 MGM Resorts International 6 .125 09/15/29 1,501,251
1,420,000 (e) Motion Finco Sarl 8 .375 02/15/32 1,227,849
400,000 (e) NCL Corp Ltd 5 .875 01/15/31 399,985
625,000 (e) NCL Corp Ltd 6 .250 09/15/33 628,235
1,665,000 Sands China Ltd 2 .300 03/08/27 1,616,950
1,200,000 Service Corp International 5 .750 10/15/32 1,215,694
1,980,000 (e) Six Flags Entertainment Corp 6 .625 05/01/32 2,017,250
450,000 (e) Wynn Macau Ltd 5 .625 08/26/28 449,543
1,100,000 (e) Wynn Resorts Finance LLC 6 .250 03/15/33 1,117,028
TOTAL CONSUMER SERVICES 31,296,263
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
3,505,000 (e) Albertsons Cos, Inc 6 .500 02/15/28 3,560,237
500,000 (e) Albertsons Cos, Inc 6 .250 03/15/33 511,350
1,525,000 Kroger Co 5 .000 09/15/34 1,537,947
2,200,000 Kroger Co 5 .500 09/15/54 2,144,252
1,380,000 (e) Performance Food Group, Inc 6 .125 09/15/32 1,413,549
975,000 SYSCO Corp 5 .400 03/23/35 1,007,569
2,250,000 SYSCO Corp 3 .150 12/14/51 1,505,743
785,000 (e) US Foods, Inc 6 .875 09/15/28 809,062
2,375,000 Walmart, Inc 2 .500 09/22/41 1,719,672
1,150,000 Walmart, Inc 4 .500 04/15/53 1,030,023
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 15,239,404
ENERGY - 3.4%
2,000,000 (e) Antero Midstream Partners LP 6 .625 02/01/32 2,059,864
900,000 (e) Antero Midstream Partners LP 5 .750 10/15/33 896,009
1,419,000 (e) Archrock Partners LP 6 .875 04/01/27 1,419,065
375,000 (e) Archrock Partners LP 6 .250 04/01/28 375,519

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.4% (continued)
$ 1,580,000 (e) Archrock Partners LP 6 .625% 09/01/32 $ 1,620,736
4,100,000 BP Capital Markets America, Inc 5 .227 11/17/34 4,234,820
400,000 (e) Buckeye Partners LP 6 .750 02/01/30 415,460
3,750,000 Cheniere Energy Partners LP 4 .000 03/01/31 3,616,380
2,750,000 Cheniere Energy Partners LP 3 .250 01/31/32 2,505,283
3,075,000 Cheniere Energy Partners LP 5 .750 08/15/34 3,196,737
280,000 (e) Chord Energy Corp 6 .000 10/01/30 278,050
2,000,000 (e) Chord Energy Corp 6 .750 03/15/33 2,026,377
1,440,000 (e) Civitas Resources, Inc 8 .375 07/01/28 1,492,631
1,750,000 (e) Civitas Resources, Inc 8 .750 07/01/31 1,792,894
1,475,000 (e) CNX Resources Corp 7 .250 03/01/32 1,530,205
1,500,000 (e) Cosan Ltd 5 .500 09/20/29 1,476,675
1,790,000 (e) DT Midstream, Inc 4 .125 06/15/29 1,746,439
1,490,000 (e) DT Midstream, Inc 4 .375 06/15/31 1,439,987
1,600,000 Ecopetrol S.A. 6 .875 04/29/30 1,639,579
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 2,040,508
300,000 Ecopetrol S.A. 8 .875 01/13/33 325,195
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,630,633
2,340,000 Enbridge, Inc 8 .500 01/15/84 2,676,293
897,000 (e) Energean Israel Finance Ltd 5 .375 03/30/28 881,168
1,450,000 (e) Energean Israel Finance Ltd 8 .500 09/30/33 1,530,479
600,000 Energy Transfer LP 5 .400 10/01/47 549,210
2,700,000 Energy Transfer LP 5 .000 05/15/50 2,311,208
4,300,000 Energy Transfer LP 5 .950 05/15/54 4,164,245
3,900,000 (f) Energy Transfer LP 7 .125 N/A 4,029,858
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,717,126
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 833,915
850,000 (e) EQT Corp 3 .125 05/15/26 842,212
800,000 EQT Corp 6 .500 07/01/27 819,004
1,849,000 EQT Corp 4 .500 01/15/29 1,849,265
695,000 EQT Corp 6 .375 04/01/29 720,706
3,650,000 Expand Energy Corp 5 .700 01/15/35 3,751,510
2,097,570 (e) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,904,497
2,750,000 (e) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,422,277
490,000 Genesis Energy LP 8 .250 01/15/29 511,029
500,000 Genesis Energy LP 7 .875 05/15/32 521,477
700,000 (e) Gran Tierra Energy, Inc 9 .500 10/15/29 592,336
450,000 (e) Hilcorp Energy I LP 5 .750 02/01/29 443,295
1,000,000 (e) Hilcorp Energy I LP 6 .000 04/15/30 982,747
450,000 (e) Hilcorp Energy I LP 6 .000 02/01/31 433,377
3,000,000 (e) Hilcorp Energy I LP 8 .375 11/01/33 3,150,834
2,000,000 (e) Hunt Oil Co of Peru LLC Sucursal Del Peru 7 .750 11/05/38 2,205,000
1,800,000 (e) Indika Energy Tbk PT 8 .750 05/07/29 1,803,993
1,500,000 (e) KazMunayGas National Co JSC 5 .375 04/24/30 1,541,306
2,000,000 (e) KazMunayGas National Co JSC 3 .500 04/14/33 1,802,615
2,000,000 (e) Kinetik Holdings LP 6 .625 12/15/28 2,052,844
1,070,000 (e) Kodiak Gas Services LLC 7 .250 02/15/29 1,110,302
440,000 (e) Kodiak Gas Services LLC 6 .500 10/01/33 447,997
685,000 (e) Kodiak Gas Services LLC 6 .750 10/01/35 703,328
1,050,000 (e) Kosmos Energy Ltd 7 .750 05/01/27 1,021,125
1,075,000 (e),(h) Kosmos Energy Ltd 8 .750 10/01/31 833,944
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,178,509
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,571,897
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,407,365
400,000 (e) Matador Resources Co 6 .250 04/15/33 401,880
1,500,000 (e) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,564,005
485,000 (e) Midwest Connector Capital Co LLC 4 .625 04/01/29 487,110
2,625,000 MPLX LP 1 .750 03/01/26 2,597,475
2,275,000 MPLX LP 2 .650 08/15/30 2,088,638
2,375,000 Occidental Petroleum Corp 3 .500 08/15/29 2,265,484
900,000 ONEOK, Inc 5 .700 11/01/54 849,663
2,000,000 (e) Parkland Corp 4 .500 10/01/29 1,947,764

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.4% (continued)
$ 1,260,000 (e) Parkland Corp 4 .625% 05/01/30 $ 1,225,051
1,210,000 (e) Permian Resources Operating LLC 7 .000 01/15/32 1,254,937
2,760,000 (e) Pertamina Hulu Energi PT 5 .250 05/21/30 2,818,637
2,500,000 (e) Pertamina Persero PT 1 .400 02/09/26 2,469,722
2,000,000 (e) Pertamina Persero PT 2 .300 02/09/31 1,772,683
1,700,000 (h) Petrobras Global Finance BV 6 .000 01/13/35 1,678,400
2,450,000 Petrobras Global Finance BV 6 .250 01/10/36 2,417,783
2,000,000 Petroleos Mexicanos 5 .950 01/28/31 1,937,219
3,300,000 Petroleos Mexicanos 6 .700 02/16/32 3,270,310
3,600,000 (e) Petronas Capital Ltd 5 .340 04/03/35 3,754,947
715,000 Phillips 66 Co 4 .680 02/15/45 611,816
1,500,000 (e) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,381,650
2,675,000 (e) Saudi Arabian Oil Co 2 .250 11/24/30 2,416,836
880,000 (e) SM Energy Co 6 .750 08/01/29 884,218
2,235,000 (e) Sunoco LP 7 .000 05/01/29 2,314,132
1,150,000 Sunoco LP 4 .500 05/15/29 1,121,874
500,000 (e) Sunoco LP 5 .625 03/31/31 496,312
500,000 (e) Sunoco LP 5 .875 03/15/34 495,671
3,300,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 2,259,283
900,000 TotalEnergies Capital S.A. 5 .488 04/05/54 890,166
2,000,000 TransCanada Trust 5 .500 09/15/79 1,981,428
832,500 (e) Transocean, Inc 8 .750 02/15/30 875,932
1,075,000 USA Compression Partners LP 6 .875 09/01/27 1,074,758
1,415,000 (e) USA Compression Partners LP 7 .125 03/15/29 1,459,323
400,000 (e) USA Compression Partners LP 6 .250 10/01/33 401,530
2,000,000 (e) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,887,696
2,205,000 (e) Venture Global LNG, Inc 8 .125 06/01/28 2,282,329
3,000,000 (e) Venture Global LNG, Inc 9 .875 02/01/32 3,266,170
635,000 (e) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 668,437
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,229,400
TOTAL ENERGY 162,878,008
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
2,050,000 Agree LP 2 .000 06/15/28 1,934,138
1,000,000 American Homes 4 Rent LP 5 .250 03/15/35 1,010,572
475,000 American Tower Corp 3 .375 10/15/26 471,527
1,200,000 American Tower Corp 3 .600 01/15/28 1,185,276
1,480,000 American Tower Corp 3 .800 08/15/29 1,451,896
4,100,000 American Tower Corp 2 .900 01/15/30 3,864,417
825,000 American Tower Corp 2 .100 06/15/30 743,600
1,390,000 American Tower Corp 1 .875 10/15/30 1,229,304
2,400,000 American Tower Corp 5 .400 01/31/35 2,479,926
4,025,000 American Tower Corp 5 .350 03/15/35 4,133,557
825,000 (e) CFE FIBRA E 5 .875 09/23/40 832,507
2,375,000 Essential Properties LP 2 .950 07/15/31 2,140,475
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,790,515
2,475,000 Essex Portfolio LP 5 .375 04/01/35 2,553,843
1,850,000 GLP Capital LP 4 .000 01/15/30 1,791,595
1,225,000 Healthcare Realty Holdings LP 3 .500 08/01/26 1,216,187
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,474,801
3,055,000 Healthcare Realty Holdings LP 3 .100 02/15/30 2,874,349
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 474,553
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 474,054
375,000 Highwoods Realty LP 3 .875 03/01/27 371,216
725,000 Highwoods Realty LP 4 .125 03/15/28 716,952
700,000 Highwoods Realty LP 4 .200 04/15/29 685,677
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,976,741
3,845,000 (e) Iron Mountain, Inc 7 .000 02/15/29 3,962,392
600,000 (e) Millrose Properties, Inc 6 .250 09/15/32 601,568
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,482,344
345,000 (e) MPT Operating Partnership LP 8 .500 02/15/32 366,584
875,000 Regency Centers LP 3 .900 11/01/25 873,675

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0% (continued)
$ 589,000 (e) Uniti Group LP 10 .500% 02/15/28 $ 620,335
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 47,784,576
FINANCIAL SERVICES - 3.2%
5,050,000 AerCap Ireland Capital DAC 3 .000 10/29/28 4,866,647
4,690,000 Block, Inc 6 .500 05/15/32 4,854,178
360,000 (e) Block, Inc 6 .000 08/15/33 368,654
75,000 Capital One Financial Corp 3 .750 03/09/27 74,584
3,940,000 (f),(h) Capital One Financial Corp 3 .950 N/A 3,867,800
610,500 (e) Compass Group Diversified Holdings LLC 5 .250 04/15/29 563,998
1,210,000 Corebridge Financial, Inc 6 .050 09/15/33 1,291,153
1,575,000 Corebridge Financial, Inc 5 .750 01/15/34 1,656,699
480,000 (e) CrossCountry Intermediate HoldCo LLC 6 .500 10/01/30 481,766
3,400,000 (f),(g) Deutsche Bank AG. 8 .130 N/A 3,603,959
800,000 Discover Bank 4 .250 03/13/26 799,653
1,625,000 Discover Bank 3 .450 07/27/26 1,615,274
1,375,000 Discover Bank 2 .700 02/06/30 1,287,969
1,665,000 (e) Encore Capital Group, Inc 6 .625 04/15/31 1,660,155
1,705,000 (e) FirstCash, Inc 6 .875 03/01/32 1,762,302
2,135,000 Fiserv, Inc 3 .500 07/01/29 2,075,091
2,350,000 Fiserv, Inc 5 .450 03/15/34 2,428,533
5,000,000 Fiserv, Inc 5 .150 08/12/34 5,059,763
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 8,251,304
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,088,332
1,050,000 Goldman Sachs Group, Inc 4 .411 04/23/39 971,088
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,256,390
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,143,873
4,200,000 (f) Goldman Sachs Group, Inc 6 .850 N/A 4,362,658
3,000,000 (f) Goldman Sachs Group, Inc 7 .379 N/A 3,029,301
4,925,000 (f),(h) Goldman Sachs Group, Inc 7 .500 N/A 5,226,952
35,714 (a),(e) Hestia Re Ltd, (1-Month U.S. Treasury Bill + 0.100%) 4 .004 04/22/29 17,857
925,000 Icahn Enterprises LP 5 .250 05/15/27 909,225
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,323,357
3,000,000 (e) Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,748,789
2,500,000 (e) Jane Street Group 6 .125 11/01/32 2,533,898
715,000 (e) Jane Street Group 6 .750 05/01/33 742,624
1,006,880 (e) Minejesa Capital BV 4 .625 08/10/30 997,623
1,000,000 (e) Minejesa Capital BV 5 .625 08/10/37 992,500
6,625,000 Morgan Stanley 3 .125 07/27/26 6,576,654
1,480,000 Morgan Stanley 3 .950 04/23/27 1,476,755
2,800,000 Morgan Stanley 5 .192 04/17/31 2,891,259
4,000,000 Morgan Stanley 5 .250 04/21/34 4,124,895
3,200,000 Morgan Stanley 5 .424 07/21/34 3,334,084
2,000,000 Morgan Stanley 5 .831 04/19/35 2,132,086
3,125,000 Morgan Stanley 5 .320 07/19/35 3,224,527
5,275,000 Morgan Stanley 5 .587 01/18/36 5,522,959
5,275,000 Morgan Stanley 5 .664 04/17/36 5,565,442
2,225,000 (e) Muthoot Finance Ltd 6 .375 04/23/29 2,254,599
2,000,000 (h) Navient Corp 5 .500 03/15/29 1,960,620
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,314,499
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,159,524
2,000,000 OneMain Finance Corp 7 .125 11/15/31 2,073,966
549,000 OneMain Finance Corp 6 .500 03/15/33 549,867
350,000 (e) PennyMac Financial Services, Inc 7 .875 12/15/29 371,454
400,000 (e) PennyMac Financial Services, Inc 6 .875 05/15/32 414,479
2,375,000 (e),(h) Power Finance Corp Ltd 3 .950 04/23/30 2,315,469
1,065,000 (e) Rocket Cos, Inc 6 .125 08/01/30 1,093,031
1,125,000 (e) Rocket Cos, Inc 6 .375 08/01/33 1,161,128
2,000,000 (e),(h) Rocket Mortgage LLC 4 .000 10/15/33 1,826,567
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,334,695
815,000 (e) Starwood Property Trust, Inc 6 .500 07/01/30 842,990
3,750,000 (f) State Street Corp 6 .700 N/A 3,900,315
1,000,000 (e) SURA Asset Management S.A. 6 .350 05/13/32 1,072,500

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.2% (continued)
$ 5,900,000 (e) UBS Group AG. 1 .305% 02/02/27 $ 5,838,597
2,050,000 (e) UBS Group AG. 6 .442 08/11/28 2,130,026
2,100,000 (e) UBS Group AG. 3 .179 02/11/43 1,602,653
2,100,000 (e),(f),(g) UBS Group AG. 9 .250 N/A 2,500,821
800,000 (e) UWM Holdings LLC 6 .625 02/01/30 813,827
2,000,000 (e),(h) VistaJet Malta Finance plc 6 .375 02/01/30 1,949,357
665,000 (e) Walker & Dunlop, Inc 6 .625 04/01/33 680,060
800,000 (e) WEX, Inc 6 .500 03/15/33 817,026
3,650,000 (e) Wynnton Funding Trust II 5 .991 08/15/55 3,746,551
TOTAL FINANCIAL SERVICES 156,487,231
FOOD, BEVERAGE & TOBACCO - 0.8%
7,050,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,960,483
4,240,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 3,972,159
1,700,000 (e) Arcor SAIC 7 .600 07/31/33 1,678,750
2,700,000 (e) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,432,295
1,350,000 (e) Gruma SAB de C.V. 5 .390 12/09/34 1,379,025
1,600,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,511,263
2,500,000 (e) MARB BondCo plc 3 .950 01/29/31 2,289,047
2,450,000 (e) Mars, Inc 5 .200 03/01/35 2,504,234
2,200,000 (e) Mars, Inc 5 .650 05/01/45 2,231,738
1,750,000 (e) Mars, Inc 5 .700 05/01/55 1,772,656
4,000,000 Philip Morris International, Inc 5 .250 02/13/34 4,130,358
680,000 (e) Post Holdings, Inc 6 .250 02/15/32 699,093
2,000,000 (e) Post Holdings, Inc 6 .375 03/01/33 2,018,618
1,500,000 (e) Primo Water Holdings, Inc 4 .375 04/30/29 1,454,854
1,800,000 (e) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,876,108
1,305,000 (e) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,305,282
TOTAL FOOD, BEVERAGE & TOBACCO 38,215,963
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
1,600,000 Cardinal Health, Inc 5 .750 11/15/54 1,604,693
1,250,000 (e) CHS 5 .250 05/15/30 1,130,805
430,000 (e) Concentra Escrow Issuer Corp 6 .875 07/15/32 446,504
3,375,000 CVS Health Corp 5 .450 09/15/35 3,434,408
9,125,000 CVS Health Corp 5 .050 03/25/48 8,118,855
2,000,000 (e) DaVita, Inc 4 .625 06/01/30 1,916,778
2,000,000 (e) DaVita, Inc 6 .875 09/01/32 2,066,072
1,845,000 (e) DaVita, Inc 6 .750 07/15/33 1,902,560
4,630,000 Encompass Health Corp 4 .500 02/01/28 4,590,371
355,000 (e) Global Medical Response, Inc 7 .375 10/01/32 365,405
9,000,000 HCA, Inc 3 .500 09/01/30 8,596,459
2,075,000 HCA, Inc 3 .625 03/15/32 1,946,665
5,200,000 HCA, Inc 6 .200 03/01/55 5,367,869
3,500,000 (e) Hologic, Inc 3 .250 02/15/29 3,379,571
1,975,000 (e) IQVIA, Inc 6 .250 06/01/32 2,030,579
800,000 (e) Molina Healthcare, Inc 6 .250 01/15/33 808,887
375,000 Tenet Healthcare Corp 4 .625 06/15/28 371,569
3,400,000 Tenet Healthcare Corp 6 .125 10/01/28 3,401,969
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,446,256
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,249,578
950,000 UnitedHealth Group, Inc 5 .150 07/15/34 975,039
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 832,897
TOTAL HEALTH CARE EQUIPMENT & SERVICES 61,983,789
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,925,000 Haleon US Capital LLC 3 .625 03/24/32 4,667,131
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,667,131
INSURANCE - 1.6%
2,550,000 (e) Acrisure LLC 4 .250 02/15/29 2,456,742
700,000 (e) Acrisure LLC 6 .750 07/01/32 720,779
53,000 Aflac, Inc 6 .450 08/15/40 58,390
825,000 (e) Alliant Holdings Intermediate LLC 4 .250 10/15/27 811,303
4,360,000 (e) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,437,281
2,000,000 (e) Alliant Holdings Intermediate LLC 6 .500 10/01/31 2,044,865

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.6% (continued)
$ 1,250,000 Aon Corp 2 .800% 05/15/30 $ 1,173,247
1,450,000 Aon Corp 5 .350 02/28/33 1,513,849
1,775,000 (e) Ardonagh Finco Ltd 7 .750 02/15/31 1,857,340
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,555,011
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 313,794
525,000 Brown & Brown, Inc 5 .550 06/23/35 540,042
1,690,000 (e) Five Corners Funding Trust II 2 .850 05/15/30 1,583,063
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 7,023,465
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 217,294
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 551,567
2,755,000 (e) HUB International Ltd 7 .250 06/15/30 2,873,204
1,521,000 (e) Liberty Mutual Group, Inc 4 .569 02/01/29 1,530,858
1,750,000 (e) Liberty Mutual Group, Inc 3 .951 10/15/50 1,340,304
625,000 MetLife, Inc 5 .000 07/15/52 584,026
3,575,000 (e) Omnis Funding Trust 6 .722 05/15/55 3,856,166
3,250,000 (e) Panther Escrow Issuer LLC 7 .125 06/01/31 3,380,384
2,000,000 (e) Principal Financial Group, Inc 4 .111 02/15/28 1,994,348
500,000 Principal Financial Group, Inc 2 .125 06/15/30 452,707
2,200,000 Prudential Financial, Inc 5 .200 03/14/35 2,261,419
500,000 Prudential Financial, Inc 3 .905 12/07/47 400,562
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 4,014,488
2,350,000 Prudential Financial, Inc 6 .500 03/15/54 2,514,742
3,825,000 Reinsurance Group of America, Inc 5 .750 09/15/34 3,998,951
2,350,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 2,464,033
985,000 (e) Ryan Specialty LLC 5 .875 08/01/32 996,018
900,000 (e) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 906,824
5,875,000 UnitedHealth Group, Inc 5 .625 07/15/54 5,843,200
1,500,000 (a),(e) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7 .812 01/05/27 1,536,450
1,850,000 (a),(e) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 0 .000 01/07/28 1,876,455
8,500,000 (a),(e) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 8,501,700
TOTAL INSURANCE 79,184,871
MATERIALS - 1.6%
270,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 267,058
1,200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 1,107,023
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,363,286
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,225,082
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,431,050
1,400,000 (e) Antofagasta plc 6 .250 05/02/34 1,500,736
950,000 (e) Antofagasta plc 5 .625 09/09/35 967,964
1,445,000 (e) Arsenal AIC Parent LLC 8 .000 10/01/30 1,529,962
400,000 (e) Avient Corp 6 .250 11/01/31 406,209
3,570,000 Ball Corp 6 .875 03/15/28 3,638,315
2,425,000 Ball Corp 2 .875 08/15/30 2,202,973
5,375,000 Berry Global, Inc 1 .570 01/15/26 5,328,694
3,125,000 Berry Global, Inc 1 .650 01/15/27 3,027,174
1,350,000 (e) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 1,408,725
2,600,000 (e),(f) Cemex SAB de C.V. 7 .200 N/A 2,718,300
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,439,080
2,000,000 (e) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,895,000
4,200,000 (e) Corp Nacional del Cobre de Chile 6 .330 01/13/35 4,478,250
1,050,000 (e) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,134,908
1,785,000 (e) Freeport Indonesia PT 5 .315 04/14/32 1,806,365
2,500,000 (e) Klabin Austria GmbH 5 .750 04/03/29 2,542,085
2,000,000 (e) Kraton Corp 5 .000 07/15/27 2,030,261
725,000 (e) LD Celulose International GmbH 7 .950 01/26/32 766,512
2,000,000 (e) Mineral Resources Ltd 8 .000 11/01/27 2,038,588
1,325,000 (e) Mineral Resources Ltd 9 .250 10/01/28 1,388,347
120,000 (e),(i) Mineral Resources Ltd 7 .000 04/01/31 121,552
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,355,809
1,000,000 (e) OCP S.A. 6 .100 04/30/30 1,047,490
1,100,000 (e) OCP S.A. 3 .750 06/23/31 1,031,560
1,075,000 (e) OCP S.A. 6 .750 05/02/34 1,168,610

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.6% (continued)
$ 855,000 (e) Olin Corp 6 .625% 04/01/33 $ 859,410
1,150,000 (e) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 1,196,002
1,665,000 (e) Qnity Electronics, Inc 5 .750 08/15/32 1,677,699
535,000 (e) Qnity Electronics, Inc 6 .250 08/15/33 546,334
1,500,000 Sasol Financing USA LLC 4 .375 09/18/26 1,492,119
670,000 (e) Sealed Air Corp 6 .125 02/01/28 679,254
600,000 (e) Sealed Air Corp 7 .250 02/15/31 629,591
1,280,000 (e),(h) Sealed Air Corp 6 .500 07/15/32 1,325,707
345,000 (e) Solstice Advanced Materials, Inc 5 .625 09/30/33 346,140
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,346,004
2,580,000 Suzano Netherlands BV 5 .500 01/15/36 2,582,580
2,100,000 (e) UltraTech Cement Ltd 2 .800 02/16/31 1,913,023
4,300,000 (e) Windfall Mining Group, Inc 5 .854 05/13/32 4,472,728
TOTAL MATERIALS 75,433,559
MEDIA & ENTERTAINMENT - 1.2%
6,000,000 (e) CCO Holdings LLC 5 .125 05/01/27 5,959,708
1,800,000 (e) CCO Holdings LLC 4 .500 08/15/30 1,699,946
4,550,000 Charter Communications Operating LLC 6 .550 06/01/34 4,849,011
1,750,000 Charter Communications Operating LLC 5 .850 12/01/35 1,766,716
3,500,000 Charter Communications Operating LLC 4 .800 03/01/50 2,772,108
6,185,000 Comcast Corp 2 .887 11/01/51 3,809,781
2,500,000 (e) CSC Holdings LLC 5 .500 04/15/27 2,372,821
985,000 (e) DIRECTV Holdings LLC 5 .875 08/15/27 983,895
1,200,000 (e) Gray Media, Inc 7 .250 08/15/33 1,189,143
2,000,000 (e) Gray Television, Inc 10 .500 07/15/29 2,162,502
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,239,555
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,973,066
1,000,000 Lamar Media Corp 4 .000 02/15/30 957,336
825,000 Lamar Media Corp 3 .625 01/15/31 767,604
2,550,000 (e) Live Nation Entertainment, Inc 6 .500 05/15/27 2,573,590
1,145,000 (e) McGraw-Hill Education, Inc 7 .375 09/01/31 1,189,597
2,000,000 Paramount Global 4 .200 05/19/32 1,863,153
3,500,000 Paramount Global 6 .375 03/30/62 3,494,159
590,000 (e) Sirius XM Radio, Inc 3 .125 09/01/26 581,859
2,725,000 (e) Sirius XM Radio, Inc 4 .000 07/15/28 2,633,098
1,575,000 (e) Sirius XM Radio, Inc 4 .125 07/01/30 1,477,208
500,000 (e),(h) Sirius XM Radio, Inc 3 .875 09/01/31 453,141
3,000,000 (e) Sunrise FinCo I BV 4 .875 07/15/31 2,857,950
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,175,724
475,000 Time Warner Cable LLC 4 .500 09/15/42 381,652
1,275,000 (e) Univision Communications, Inc 4 .500 05/01/29 1,202,615
2,000,000 (e) VZ Secured Financing BV 5 .000 01/15/32 1,809,436
1,413,000 (e) Ziff Davis, Inc 4 .625 10/15/30 1,331,735
TOTAL MEDIA & ENTERTAINMENT 56,528,109
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
3,325,000 AbbVie, Inc 4 .050 11/21/39 2,975,660
11,800,000 Amgen, Inc 5 .650 03/02/53 11,769,818
1,500,000 (e) Avantor Funding, Inc 4 .625 07/15/28 1,475,486
2,040,000 (e) Avantor Funding, Inc 3 .875 11/01/29 1,939,969
4,750,000 Gilead Sciences, Inc 5 .250 10/15/33 4,981,379
5,800,000 Gilead Sciences, Inc 5 .100 06/15/35 5,958,956
450,000 Gilead Sciences, Inc 4 .000 09/01/36 418,661
600,000 Gilead Sciences, Inc 2 .600 10/01/40 440,521
2,000,000 (e) Organon Finance  LLC 4 .125 04/30/28 1,932,285
3,150,000 (e),(h) Organon Finance  LLC 5 .125 04/30/31 2,759,554
1,178,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 1,157,058
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 35,809,347
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,225,000 (e) Corp Inmobiliaria Vesta SAB de C.V. 5 .500 01/30/33 1,237,862
1,850,000 (e) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,866,837
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,337,653

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1% (continued)
$ 1,475,000 (h) Kennedy-Wilson, Inc 5 .000% 03/01/31 $ 1,372,064
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,814,416
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
3,900,000 Broadcom, Inc 4 .600 07/15/30 3,958,963
3,000,000 (e) Broadcom, Inc 3 .469 04/15/34 2,737,803
2,350,000 Broadcom, Inc 4 .800 10/15/34 2,366,436
8,558,000 (e) Broadcom, Inc 4 .926 05/15/37 8,535,049
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,230,441
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 20,828,692
SOFTWARE & SERVICES - 0.9%
1,600,000 Accenture Capital, Inc 4 .500 10/04/34 1,577,959
3,000,000 (e) Ahead DB Holdings LLC 6 .625 05/01/28 3,000,666
9,650,000 AppLovin Corp 5 .125 12/01/29 9,872,010
265,000 (e) CA Magnum Holdings 5 .375 10/31/26 263,839
570,000 (e) Fair Isaac Corp 6 .000 05/15/33 577,093
2,270,000 (e) Gen Digital, Inc 6 .750 09/30/27 2,304,790
170,000 (e) Gen Digital, Inc 6 .250 04/01/33 173,549
1,149,000 Microsoft Corp 2 .525 06/01/50 727,400
565,000 (e) Open Text Corp 6 .900 12/01/27 587,835
2,830,000 (e) Open Text Corp 3 .875 12/01/29 2,675,059
550,000 (e) Open Text Holdings, Inc 4 .125 02/15/30 521,013
3,850,000 Oracle Corp 4 .450 09/26/30 3,848,111
3,400,000 Oracle Corp 5 .500 08/03/35 3,497,600
2,425,000 Oracle Corp 5 .200 09/26/35 2,438,353
3,000,000 Oracle Corp 6 .000 08/03/55 3,011,720
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,235,817
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,683,101
3,525,000 Salesforce, Inc 2 .700 07/15/41 2,592,489
TOTAL SOFTWARE & SERVICES 42,588,404
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,000,000 Apple, Inc 3 .850 05/04/43 853,344
640,000 Apple, Inc 4 .650 02/23/46 598,476
4,125,000 (e) Imola Merger Corp 4 .750 05/15/29 4,012,076
1,500,000 (e) Lenovo Group Ltd 3 .421 11/02/30 1,424,118
975,000 (e) Sensata Technologies BV 4 .000 04/15/29 935,681
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,823,695
TELECOMMUNICATION SERVICES - 2.4%
6,563,000 AT&T, Inc 2 .550 12/01/33 5,588,455
2,085,000 AT&T, Inc 4 .500 05/15/35 2,014,594
23,520,000 AT&T, Inc 3 .550 09/15/55 16,208,057
4,917,000 AT&T, Inc 3 .800 12/01/57 3,506,055
3,855,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 4,028,884
1,500,000 (e),(h) Bharti Airtel Ltd 3 .250 06/03/31 1,409,820
1,665,000 (e) C&W Senior Finance Ltd 9 .000 01/15/33 1,741,119
1,225,000 (e) CT Trust 5 .125 02/03/32 1,166,630
2,575,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,285,799
2,000,000 (e) Frontier Communications Holdings LLC 5 .875 10/15/27 1,998,792
893,000 (e) Iliad Holding SASU 7 .000 10/15/28 907,315
865,000 (e) Iliad Holding SASU 8 .500 04/15/31 927,706
1,200,000 (e) Level 3 Financing, Inc 6 .875 06/30/33 1,223,016
2,160,000 (e) Level 3 Financing, Inc 7 .000 03/31/34 2,197,388
1,500,000 (e) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,600,905
735,000 (e) Maya SAS 7 .000 04/15/32 749,556
1,025,000 (e) Millicom International Cellular S.A. 7 .375 04/02/32 1,071,160
220,000 (e) Sable International Finance Ltd 7 .125 10/15/32 223,385
1,650,000 (e) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 1,714,845
2,075,000 (e) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 2,075,297
500,000 (e) Telefonica Moviles Chile S.A. 3 .537 11/18/31 280,635
3,425,000 T-Mobile US, Inc 5 .875 11/15/55 3,498,514
800,000 T-Mobile USA, Inc 2 .250 02/15/26 793,715
10,850,000 T-Mobile USA, Inc 2 .625 02/15/29 10,297,407
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,482,091

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.4% (continued)
$ 3,750,000 T-Mobile USA, Inc 5 .050% 07/15/33 $ 3,830,485
750,000 T-Mobile USA, Inc 3 .000 02/15/41 563,567
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 2,044,748
3,825,000 (e) Turk Telekomunikasyon AS. 6 .950 10/07/32 3,802,432
1,990,000 (e) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,080,298
1,700,000 Verizon Communications, Inc 1 .750 01/20/31 1,487,282
4,000,000 Verizon Communications, Inc 4 .780 02/15/35 3,934,847
11,400,000 Verizon Communications, Inc 5 .250 04/02/35 11,592,818
2,835,000 (e) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,668,433
6,000,000 Vodafone Group plc 5 .125 06/04/81 4,728,821
760,000 (e) Windstream Escrow LLC 8 .250 10/01/31 787,266
800,000 (e),(i) Windstream Services LLC 7 .500 10/15/33 799,784
TOTAL TELECOMMUNICATION SERVICES 114,311,921
TRANSPORTATION - 0.6%
3,600,000 (e) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 3,204,609
1,400,000 (e) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,158,360
2,000,000 (e) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,100,000
640,000 (e) Air Transport Services Group, Inc 7 .250 03/15/32 673,941
2,300,000 (e) ENA Master Trust 4 .000 05/19/48 1,741,905
1,110,000 (e) Genesee & Wyoming, Inc 6 .250 04/15/32 1,127,918
2,100,000 (e) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 2,097,165
975,000 (e) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 998,400
603,753 (e) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 582,631
2,260,000 (e) Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,235,868
3,450,000 (e) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 3,527,625
3,200,000 (e) Rumo Luxembourg Sarl 4 .200 01/18/32 2,969,600
3,000,000 (e) Transnet SOC Ltd 8 .250 02/06/28 3,164,485
3,940,000 (e) XPO, Inc 6 .250 06/01/28 4,014,794
TOTAL TRANSPORTATION 29,597,301
UTILITIES - 3.1%
2,030,000 (e) Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,861,929
350,000 AEP Transmission Co LLC 4 .000 12/01/46 282,661
700,000 Alabama Power Co 4 .150 08/15/44 594,088
2,953,453 (e) Alfa Desarrollo S.p.A 4 .550 09/27/51 2,363,987
3,000,000 Ameren Illinois Co 4 .950 06/01/33 3,079,296
525,000 American Water Capital Corp 3 .000 12/01/26 518,310
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,815,107
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,484,741
500,000 American Water Capital Corp 4 .000 12/01/46 410,405
900,000 American Water Capital Corp 3 .750 09/01/47 699,597
875,000 American Water Capital Corp 5 .700 09/01/55 888,701
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,691,404
250,000 Atmos Energy Corp 4 .125 10/15/44 213,446
3,450,000 Atmos Energy Corp 5 .000 12/15/54 3,211,206
1,325,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,024,912
1,150,000 (e) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,191,067
850,000 (e) California Buyer Ltd 6 .375 02/15/32 871,191
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 663,103
2,000,000 (e) Cikarang Listrindo Tbk PT 5 .650 03/12/35 2,014,504
525,000 (e) Clearway Energy Operating LLC 4 .750 03/15/28 518,666
1,000,000 CMS Energy Corp 3 .600 11/15/25 997,814
3,000,000 CMS Energy Corp 6 .500 06/01/55 3,106,047
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,025,606
4,350,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 4,301,047
740,000 Consumers Energy Co 2 .650 08/15/52 460,626
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,438,220
1,446,750 (e) Continuum Green Energy India Pvt 7 .500 06/26/33 1,530,686
725,000 (e) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 753,087
3,025,000 Dominion Energy, Inc 7 .000 06/01/54 3,279,968
1,325,000 Dominion Energy, Inc 6 .625 05/15/55 1,371,280
750,000 DTE Electric Co 3 .650 03/01/52 560,852
1,875,000 DTE Electric Co 5 .400 04/01/53 1,858,641

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 1,100,000 DTE Energy Co 5 .850% 05/15/55 $ 1,155,720
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,701,478
1,500,000 (e) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,142,115
2,525,000 (e) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,394,033
2,350,000 (e) Energuate Trust 6 .350 09/15/35 2,366,183
800,000 Entergy Louisiana LLC 5 .800 03/15/55 819,088
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,324,567
3,450,000 (e) Eskom Holdings SOC Ltd 8 .450 08/10/28 3,685,891
1,900,000 Exelon Corp 6 .500 03/15/55 1,985,876
1,645,000 (e) Ferrellgas LP 5 .375 04/01/26 1,628,425
2,225,000 (e) Ferrellgas LP 5 .875 04/01/29 2,070,678
1,981,015 (e) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,115,030
3,225,000 Florida Power & Light Co 4 .800 05/15/33 3,280,550
2,520,000 Florida Power & Light Co 3 .990 03/01/49 2,033,425
1,700,000 Florida Power & Light Co 5 .700 03/15/55 1,762,138
750,000 Indiana Michigan Power Co 3 .750 07/01/47 582,735
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 768,962
2,000,000 (e) Israel Electric Corp Ltd 4 .250 08/14/28 1,970,576
775,000 MidAmerican Energy Co 3 .650 04/15/29 763,701
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,182,263
2,300,000 MPLX LP 6 .200 09/15/55 2,326,788
1,000,000 Nevada Power Co 5 .450 05/15/41 1,006,279
8,135,000 NiSource, Inc 1 .700 02/15/31 7,064,846
1,175,000 NiSource, Inc 5 .850 04/01/55 1,191,603
1,400,000 Northern States Power Co 3 .600 09/15/47 1,063,438
1,955,000 (e) NRG Energy, Inc 2 .450 12/02/27 1,874,052
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,352,905
1,200,000 (e) NRG Energy, Inc 6 .000 02/01/33 1,218,685
960,000 (e) NRG Energy, Inc 6 .250 11/01/34 984,087
525,000 (e) ONEOK, Inc 5 .625 01/15/28 536,401
600,000 (e) Pattern Energy Operations LP 4 .500 08/15/28 584,777
825,000 PECO Energy Co 3 .000 09/15/49 555,102
2,325,000 PECO Energy Co 2 .800 06/15/50 1,496,941
4,000,000 PG&E Corp 7 .375 03/15/55 4,109,400
50,000 Potomac Electric Power Co 7 .900 12/15/38 64,518
550,000 Public Service Co of Colorado 4 .750 08/15/41 501,951
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,112,819
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,738,692
4,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 3,992,946
8,400,000 (f) Sempra 4 .875 N/A 8,398,320
1,928,462 (e) Solar Star Funding LLC 3 .950 06/30/35 1,845,967
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 74,961
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 537,110
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 336,245
550,000 (e) Superior Plus LP 4 .500 03/15/29 530,649
2,815,000 (e) Talen Energy Supply LLC 8 .625 06/01/30 2,988,232
2,000,000 (e) TerraForm Power Operating LLC 4 .750 01/15/30 1,933,022
1,378,884 (e) UEP Penonome II S.A. 6 .500 10/01/38 1,230,834
1,575,000 Union Electric Co 5 .450 03/15/53 1,542,810
975,000 Union Electric Co 5 .125 03/15/55 920,915
775,000 Virginia Electric and Power Co 3 .800 09/15/47 599,440
1,775,000 Virginia Electric and Power Co 5 .550 08/15/54 1,758,961
2,175,000 Virginia Electric and Power Co 5 .600 09/15/55 2,166,446
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,519,385
850,000 Wisconsin Power and Light Co 4 .100 10/15/44 689,748
215,000 Xcel Energy, Inc 4 .800 09/15/41 193,742
TOTAL UTILITIES 147,858,646
TOTAL CORPORATE BONDS
(Cost $1,665,018,141) 1,637,689,355

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 43.9%
FOREIGN GOVERNMENT BONDS - 2.6%
$ 2,675,000 (e) Angolan Government International Bond 8 .750% 04/14/32 $ 2,551,219
1,780,000 (e) Bank Gospodarstwa Krajowego 5 .375 05/22/33 1,837,061
EUR 1,575,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,598,538
1,000,000 (e) Barbados Government International Bond 8 .000 06/26/35 1,039,820
1,000,000 (e) Benin Government International Bond 8 .375 01/23/41 1,046,097
CLP 320,000,000 (e) Bonos de la Tesoreria de la Republica en pesos 6 .000 04/01/33 341,979
BRL 5,450,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 896,652
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,745,920
325,000 Brazilian Government International Bond 4 .750 01/14/50 242,450
1,050,000 Brazilian Government International Bond 7 .125 05/13/54 1,063,650
890,000 Brazilian Government International Bond 7 .250 01/12/56 900,101
EUR 875,000 Chile Government International Bond 3 .750 01/14/32 1,048,889
3,575,000 Chile Government International Bond 2 .550 01/27/32 3,179,962
1,400,000 Chile Government International Bond 3 .500 01/31/34 1,280,860
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 622,112
975,000 Colombia Government International Bond 3 .250 04/22/32 824,362
825,000 Colombia Government International Bond 8 .000 11/14/35 885,225
1,850,000 (e) Costa Rica Government International Bond 5 .625 04/30/43 1,717,914
600,000 (e) Dominican Republic Government International Bond 4 .875 09/23/32 572,580
3,850,000 (e) Dominican Republic Government International Bond 5 .875 01/30/60 3,411,870
928,125 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 821,391
650,162 (e) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 484,371
188,000 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 123,610
1,225,000 (e) Egypt Government International Bond 8 .625 02/04/30 1,298,523
1,500,000 (e) Egypt Government International Bond 7 .053 01/15/32 1,443,405
2,475,000 (e) Egypt Government International Bond 8 .500 01/31/47 2,180,349
2,250,000 (e) Egypt Government International Bond 8 .875 05/29/50 2,026,685
1,375,000 (e) Export-Import Bank of India 3 .875 02/01/28 1,360,414
2,000,000 (e) Export-Import Bank of India 2 .250 01/13/31 1,791,739
532,400 (e) Ghana Government International Bond 5 .000 07/03/29 517,660
940,600 (e) Ghana Government International Bond 5 .000 07/03/35 791,593
950,000 (e) Guatemala Government International Bond 3 .700 10/07/33 842,174
700,000 (e) Guatemala Government International Bond 4 .650 10/07/41 599,900
1,250,000 (e) Honduras Government International Bond 5 .625 06/24/30 1,237,500
1,575,000 (e) Honduras Government International Bond 8 .625 11/27/34 1,728,563
710,000 (e) Hungary Government International Bond 6 .125 05/22/28 741,093
1,250,000 (e) Hungary Government International Bond 5 .375 09/26/30 1,285,896
425,000 (e) Hungary Government International Bond 2 .125 09/22/31 365,142
750,000 (e) Hungary Government International Bond 5 .500 03/26/36 755,545
INR 40,000,000 India Government International Bond 7 .180 08/14/33 463,882
225,000 Indonesia Government International Bond 3 .550 03/31/32 212,183
875,000 Indonesia Government International Bond 5 .600 01/15/35 925,161
IDR 14,160,000,000 International Bank for Reconstruction & Development 6 .250 01/19/29 872,397
734,375 (e) Iraq Government International Bond 5 .800 01/15/28 729,846
1,500,000 Israel Government International Bond 5 .375 03/12/29 1,541,065
2,125,000 (e) Ivory Coast Government International Bond 8 .450 04/01/36 2,197,037
670,417 (e) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 661,254
1,500,000 Jamaica Government International Bond 8 .000 03/15/39 1,820,010
875,000 (e) Jordan Government International Bond 7 .375 10/10/47 837,279
1,000,000 (e) Kazakhstan Government International Bond 5 .500 07/01/37 1,022,346
445,000 (e) Magyar Export-Import Bank Zrt 6 .125 12/04/27 460,142
525,000 Mexico Government International Bond 3 .250 04/16/30 494,235
563,000 Mexico Government International Bond 5 .850 07/02/32 581,241
1,250,000 Mexico Government International Bond 5 .625 09/22/35 1,243,825
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,866,994
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,429,250
2,325,000 Mexico Government International Bond 5 .000 04/27/51 1,904,175
2,500,000 Mexico Government International Bond 6 .400 05/07/54 2,440,025
1,100,000 Mexico Government International Bond 7 .375 05/13/55 1,207,261
2,575,000 (e) Morocco Government International Bond 5 .500 12/11/42 2,464,113
525,000 (e) Morocco Government International Bond 4 .000 12/15/50 385,919

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,250,000 (e) Nigeria Government International Bond 7 .375% 09/28/33 $ 1,182,314
1,000,000 (e) Nigeria Government International Bond 10 .375 12/09/34 1,110,408
800,000 (e) Oman Government International Bond 6 .000 08/01/29 843,012
1,350,000 (e) Oman Government International Bond 6 .500 03/08/47 1,457,295
2,675,000 (e) OPEC Fund for International Development 4 .500 01/26/26 2,676,604
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,404,750
950,000 Panama Government International Bond 4 .500 04/01/56 693,548
500,000 (e) Paraguay Government International Bond 6 .000 02/09/36 529,700
1,475,000 (e) Paraguay Government International Bond 5 .400 03/30/50 1,353,637
350,000 (e) Paraguay Government International Bond 6 .650 03/04/55 372,033
780,000 Peruvian Government International Bond 5 .875 08/08/54 782,340
3,040,000 Philippine Government International Bond 4 .200 03/29/47 2,594,046
1,686,900 (e) Provincia de Buenos Aires (Step Bond) 6 .625 09/01/37 982,619
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,760,750
PLN 3,775,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,088,116
3,248,000 Republic of Poland Government International Bond 5 .500 04/04/53 3,145,220
ZAR 20,000,000 Republic of South Africa Government Bond 8 .750 02/28/48 998,779
1,500,000 Republic of South Africa Government International Bond 4 .300 10/12/28 1,477,200
1,500,000 (e) Republic of South Africa Government International Bond 7 .100 11/19/36 1,563,769
ZAR 9,300,000 Republic of South Africa Government International Bond 8 .750 01/31/44 467,892
2,150,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,746,821
UZS 5,990,000,000 (e) Republic of Uzbekistan International Bond 16 .625 05/29/27 509,957
1,000,000 (e) Republic of Uzbekistan International Bond 3 .700 11/25/30 923,355
1,150,000 (e) Republic of Uzbekistan International Bond 6 .900 02/28/32 1,235,568
750,000 (e) Romanian Government International Bond 5 .875 01/30/29 770,609
1,100,000 (e) Romanian Government International Bond 5 .750 03/24/35 1,059,218
1,425,000 (e) Romanian Government International Bond 4 .000 02/14/51 949,891
3,150,000 (e) Rwanda International Government Bond 5 .500 08/09/31 2,824,929
2,050,000 (e) Saudi Government International Bond 5 .000 01/16/34 2,098,816
2,000,000 (e) Saudi Government International Bond 3 .750 01/21/55 1,442,032
1,425,000 (e) Senegal Government International Bond 6 .750 03/13/48 885,127
1,225,000 (e) Serbia Government International Bond 2 .125 12/01/30 1,069,638
1,400,000 (e) Serbia Government International Bond 6 .500 09/26/33 1,518,746
2,400,000 State of Israel 3 .800 05/13/60 1,593,340
EUR 850,000 Turkiye Government International Bond 5 .200 08/17/31 1,010,819
1,000,000 Turkiye Government International Bond 7 .125 07/17/32 1,030,656
1,575,000 Turkiye Government International Bond 7 .625 05/15/34 1,670,100
280,000 (e) Ukraine Government International Bond 1 .750 02/01/29 190,400
410,057 (e) Ukraine Government International Bond 0 .000 02/01/35 197,853
83,380 (e) Ukraine Government International Bond 0 .000 02/01/36 40,147
619,602 (e) Zambia Government International Bond 5 .750 06/30/33 592,231
695,891 (e) Zambia Government International Bond 0 .500 12/31/53 469,287
TOTAL FOREIGN GOVERNMENT BONDS 126,276,026
MORTGAGE BACKED - 24.8%
24,194 Alternative Loan Trust 5 .000 12/25/56 10,597
1,388,805 (a),(e) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 1,194,846
202,021 (a) CHL Mortgage Pass-Through Trust 5 .452 11/20/34 194,773
13,209 CHL Mortgage Pass-Through Trust 5 .250 09/25/35 13,095
80,518 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 5 .500 07/25/35 80,079
30,665,108 (a),(e) Citigroup Mortgage Loan Trust 0 .153 02/25/52 274,235
3,437,248 (a),(e) Citigroup Mortgage Loan Trust 0 .250 02/25/52 47,781
6,555,870 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 03/25/42 6,739,461
3,650,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 9.850%) 14 .823 03/25/42 4,045,738
8,665,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .006 06/25/42 9,172,076
1,525,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 1,593,463
1,370,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .906 05/25/43 1,446,251
800,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .706 05/25/43 874,406
2,025,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 2,106,004
425,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 11 .206 06/25/43 472,407
2,665,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 2,808,303
7,060,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10 .256 07/25/43 7,628,820
2,170,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .906 10/25/43 2,269,541

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 356 Fannie Mae Pool 7 .000% 05/01/26 $ 372
215 Fannie Mae Pool 7 .500 01/01/29 216
145 Fannie Mae Pool 7 .500 02/01/30 149
586,791 Fannie Mae Pool 3 .500 05/01/32 580,258
68,302 Fannie Mae Pool 7 .000 07/01/32 71,309
15,924 Fannie Mae Pool 7 .000 07/01/32 16,625
18,338 Fannie Mae Pool 4 .500 10/01/33 18,299
880,831 Fannie Mae Pool 5 .000 05/01/35 900,902
529,071 Fannie Mae Pool 5 .000 10/01/35 541,570
402,484 Fannie Mae Pool 5 .000 02/01/36 412,160
444,318 Fannie Mae Pool 5 .500 11/01/38 461,237
4,307,255 Fannie Mae Pool 3 .000 05/01/40 4,010,441
1,415,907 Fannie Mae Pool 3 .500 05/01/40 1,353,968
138,415 Fannie Mae Pool 5 .000 09/01/40 141,752
269,230 Fannie Mae Pool 5 .000 05/01/41 275,614
1,840,927 Fannie Mae Pool 4 .000 09/01/42 1,792,730
484,195 Fannie Mae Pool 4 .500 02/01/44 481,776
122,298 Fannie Mae Pool 4 .500 03/01/44 122,165
4,520,696 Fannie Mae Pool 4 .000 05/01/44 4,385,529
454,665 Fannie Mae Pool 4 .500 06/01/44 450,147
1,275,657 Fannie Mae Pool 4 .500 10/01/44 1,262,980
355,859 Fannie Mae Pool 5 .000 11/01/44 364,571
367,208 Fannie Mae Pool 4 .000 01/01/45 357,596
135,823 Fannie Mae Pool 4 .500 03/01/45 134,473
987,947 Fannie Mae Pool 3 .500 05/01/45 930,500
466,737 Fannie Mae Pool 3 .500 01/01/46 438,788
318,459 Fannie Mae Pool 4 .000 04/01/46 305,785
223,905 Fannie Mae Pool 3 .500 06/01/46 209,950
2,568,807 Fannie Mae Pool 3 .500 07/01/46 2,409,868
3,128,562 Fannie Mae Pool 3 .500 07/01/46 2,951,424
61,232 Fannie Mae Pool 3 .000 08/01/46 55,336
1,275,412 Fannie Mae Pool 3 .000 10/01/46 1,125,763
875,173 Fannie Mae Pool 3 .500 10/01/46 820,236
1,200,321 Fannie Mae Pool 4 .500 05/01/47 1,201,363
926,334 Fannie Mae Pool 3 .500 11/01/47 872,825
7,621,473 Fannie Mae Pool 3 .500 01/01/48 7,129,846
4,088,002 Fannie Mae Pool 4 .500 01/01/48 4,040,601
791,748 Fannie Mae Pool 4 .500 02/01/48 782,568
2,703,331 Fannie Mae Pool 4 .500 05/01/48 2,671,985
1,754,311 Fannie Mae Pool 4 .500 05/01/48 1,733,969
5,051,088 Fannie Mae Pool 2 .500 08/01/51 4,309,940
2,690,364 Fannie Mae Pool 3 .000 09/01/51 2,406,755
3,697,150 Fannie Mae Pool 2 .500 12/01/51 3,142,605
419,580 Fannie Mae Pool 2 .500 01/01/52 354,832
7,479,080 Fannie Mae Pool 2 .500 02/01/52 6,389,891
12,608,942 Fannie Mae Pool 3 .500 02/01/52 11,667,196
6,438,472 Fannie Mae Pool 3 .000 04/01/52 5,725,988
3,981,838 Fannie Mae Pool 3 .000 04/01/52 3,507,753
765,113 Fannie Mae Pool 3 .500 04/01/52 700,276
2,476,199 Fannie Mae Pool 3 .000 05/01/52 2,201,066
22,735,167 Fannie Mae Pool 4 .000 05/01/52 21,483,941
1,843,156 Fannie Mae Pool 3 .500 06/01/52 1,689,821
9,328,068 Fannie Mae Pool 4 .000 06/01/52 8,835,866
2,619,234 Fannie Mae Pool 4 .500 06/01/52 2,554,770
18,533,791 Fannie Mae Pool 4 .000 07/01/52 17,516,609
2,493,943 Fannie Mae Pool 4 .500 07/01/52 2,431,790
1,527,957 Fannie Mae Pool 4 .500 07/01/52 1,488,613
21,521,604 Fannie Mae Pool 4 .000 08/01/52 20,340,444
15,673,931 Fannie Mae Pool 4 .500 08/01/52 15,275,204
21,796,536 Fannie Mae Pool 5 .000 08/01/52 21,723,846
52,114,329 Fannie Mae Pool 4 .000 09/01/52 49,294,176
71,189,630 Fannie Mae Pool 4 .500 09/01/52 69,378,643

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 15,294,080 Fannie Mae Pool 5 .000% 09/01/52 $ 15,243,076
20,396,744 Fannie Mae Pool 4 .000 10/01/52 19,279,105
15,916,308 Fannie Mae Pool 4 .500 10/01/52 15,521,274
7,645,918 Fannie Mae Pool 5 .000 10/01/52 7,619,632
4,590,993 Fannie Mae Pool 4 .000 11/01/52 4,342,559
22,747,268 Fannie Mae Pool 4 .500 11/01/52 22,161,572
4,457,771 Fannie Mae Pool 4 .500 12/01/52 4,352,615
4,811,266 Fannie Mae Pool 5 .500 12/01/52 4,879,483
130,231 Fannie Mae Pool 5 .000 01/01/53 129,837
11,983,638 Fannie Mae Pool 5 .000 02/01/53 11,941,202
7,311,055 Fannie Mae Pool 5 .500 02/01/53 7,404,903
5,378,541 Fannie Mae Pool 4 .000 03/01/53 5,077,512
18,675,241 Fannie Mae Pool 5 .000 04/01/53 18,607,184
2,478,257 Fannie Mae Pool 5 .000 06/01/53 2,484,248
16,506,269 Fannie Mae Pool 5 .500 06/01/53 16,702,774
25,187,922 Fannie Mae Pool 5 .000 08/01/53 25,076,655
5,144,678 Fannie Mae Pool 5 .500 08/01/53 5,195,356
41,221,223 Fannie Mae Pool 5 .500 10/01/53 41,687,391
3,442,866 Fannie Mae Pool 5 .500 04/01/54 3,476,606
33,414,593 Fannie Mae Pool 5 .500 05/01/54 33,742,055
8,668,143 Fannie Mae Pool 6 .000 06/01/54 8,860,504
104,147,747 Fannie Mae Pool 5 .500 10/01/54 105,084,370
273,702 (a) Fannie Mae REMIC Trust 2 .331 12/25/42 105,648
49 Fannie Mae REMICS 7 .000 07/25/26 49
1,568,572 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .479 09/25/43 166,639
2,575,326 Fannie Mae REMICS 3 .500 02/25/48 2,310,123
1,884,299 Fannie Mae REMICS 4 .000 07/25/48 1,798,913
4,403,075 Fannie Mae REMICS 2 .000 08/25/50 559,795
3,955,188 Fannie Mae REMICS 2 .000 10/25/50 2,797,244
10,802,932 Fannie Mae REMICS 2 .500 11/25/50 1,507,172
3,766,559 Fannie Mae REMICS 3 .000 12/25/50 645,935
70,227 Fannie Mae REMICS 3 .000 02/25/51 11,725
4,438,733 Fannie Mae REMICS 2 .500 11/25/51 498,835
6,597,627 Fannie Mae REMICS 3 .500 04/25/52 5,150,929
1,583,767 Fannie Mae REMICS 4 .000 05/25/52 1,294,230
4,223,702 Fannie Mae REMICS 4 .500 07/25/52 3,836,964
2,490,147 Fannie Mae REMICS 4 .500 08/25/52 2,168,581
1,877,509 Fannie Mae REMICS 4 .000 09/25/52 1,657,412
2,182,887 Fannie Mae REMICS 4 .000 09/25/52 1,935,588
1,819,354 Fannie Mae REMICS 4 .500 10/25/52 1,734,304
2,076,810 Fannie Mae REMICS 4 .500 10/25/52 1,998,626
3,368,145 Fannie Mae REMICS 5 .500 11/25/52 3,433,476
1,322,319 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 1,117,456
236 Freddie Mac Gold Pool 8 .000 01/01/31 237
64,757 Freddie Mac Gold Pool 7 .000 12/01/33 67,676
11,957 Freddie Mac Gold Pool 4 .500 10/01/34 11,861
11,276 Freddie Mac Gold Pool 7 .000 05/01/35 11,784
682,790 Freddie Mac Gold Pool 5 .000 06/01/36 699,730
306,931 Freddie Mac Gold Pool 4 .500 10/01/44 304,249
48,921 Freddie Mac Gold Pool 4 .500 11/01/44 48,494
97,788 Freddie Mac Gold Pool 4 .500 11/01/44 96,934
50,250 Freddie Mac Gold Pool 4 .500 12/01/44 49,314
48,426 Freddie Mac Gold Pool 4 .500 12/01/44 48,003
428,796 Freddie Mac Gold Pool 3 .500 04/01/45 404,352
1,554,804 Freddie Mac Gold Pool 3 .500 08/01/45 1,466,172
880,910 Freddie Mac Gold Pool 3 .500 10/01/45 829,164
850,236 Freddie Mac Gold Pool 4 .500 06/01/47 842,805
947,781 Freddie Mac Gold Pool 4 .000 09/01/47 911,162
1,140,215 Freddie Mac Gold Pool 3 .500 12/01/47 1,068,650
6,163,757 Freddie Mac Gold Pool 4 .500 08/01/48 6,099,686
29,203,313 Freddie Mac Pool 3 .000 11/01/49 26,195,193
3,950,069 Freddie Mac Pool 2 .500 11/01/51 3,347,670

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,682,821 Freddie Mac Pool 3 .000% 11/01/51 $ 4,207,304
3,031,123 Freddie Mac Pool 3 .000 11/01/51 2,709,483
567,672 Freddie Mac Pool 3 .000 11/01/51 512,614
864,076 Freddie Mac Pool 3 .000 11/01/51 777,091
2,597,962 Freddie Mac Pool 3 .000 02/01/52 2,288,061
3,497,526 Freddie Mac Pool 3 .000 03/01/52 3,079,663
5,302,135 Freddie Mac Pool 2 .500 04/01/52 4,501,090
2,690,105 Freddie Mac Pool 4 .000 04/01/52 2,542,900
26,494,591 Freddie Mac Pool 3 .000 05/01/52 23,324,350
454,106 Freddie Mac Pool 3 .000 06/01/52 401,767
436,307 Freddie Mac Pool 3 .000 06/01/52 383,681
5,633,079 Freddie Mac Pool 4 .500 06/01/52 5,491,532
5,683,883 Freddie Mac Pool 4 .500 07/01/52 5,533,687
5,606,846 Freddie Mac Pool 4 .500 07/01/52 5,466,538
24,107,993 Freddie Mac Pool 5 .000 06/01/53 24,013,924
341,050 Freddie Mac Pool 5 .000 08/01/53 339,706
11,505,911 Freddie Mac Pool 5 .500 08/01/53 11,639,694
3,833,435 Freddie Mac REMICS 3 .500 01/15/47 3,504,440
646,343 Freddie Mac REMICS 4 .000 10/15/47 612,870
1,189,282 Freddie Mac REMICS 4 .000 11/15/47 1,137,559
3,200,799 Freddie Mac REMICS 4 .000 01/15/48 3,060,796
3,524,788 Freddie Mac REMICS 4 .000 03/15/48 3,368,758
945,660 Freddie Mac REMICS 4 .000 04/15/48 903,590
3,149,180 Freddie Mac REMICS 4 .000 04/15/48 2,992,502
2,352,163 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .742 06/15/48 2,205,817
1,667,874 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .662 10/15/48 1,494,893
3,127,051 Freddie Mac REMICS 2 .000 09/25/50 2,154,266
1,942,766 Freddie Mac REMICS 2 .000 09/25/50 251,718
2,936,808 Freddie Mac REMICS 3 .000 10/25/50 2,134,686
12,807,652 Freddie Mac REMICS 2 .500 02/25/51 2,103,030
1,520,631 Freddie Mac REMICS 4 .000 08/25/52 1,354,889
2,803,407 Freddie Mac REMICS 4 .500 10/25/52 2,641,057
3,420,956 Freddie Mac REMICS 5 .500 11/25/52 3,505,889
1,745,732 Freddie Mac REMICS 5 .500 02/25/53 1,782,069
4,425,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .456 01/25/42 4,696,460
890,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 927,763
4,982,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%) 13 .788 02/25/42 5,395,250
1,890,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 9.750%) 15 .087 04/25/42 2,097,178
4,943,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .706 05/25/42 5,132,968
11,185,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .856 06/25/42 11,838,217
6,985,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .356 07/25/42 7,358,311
625,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7 .906 08/25/42 654,720
6,065,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .056 09/25/42 6,377,929
510,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 530,626
285,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .598 04/25/43 298,645
1,795,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .856 05/25/43 1,894,121
12,859 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .783 02/25/48 12,513
226,398 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 219,920
219,003 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 215,347
21,947 Ginnie Mae I Pool 5 .000 02/15/33 22,023
52,111 Ginnie Mae I Pool 5 .000 09/15/33 53,040
2,682,160 Ginnie Mae I Pool 3 .700 10/15/33 2,605,881
6,106 Ginnie Mae I Pool 5 .500 04/15/34 6,322
7,806 Ginnie Mae I Pool 5 .000 04/15/38 7,968
2,438,910 Ginnie Mae II Pool 2 .500 02/20/52 2,061,479
6,704,309 Ginnie Mae II Pool 3 .500 07/20/52 6,123,682
3,896,915 Ginnie Mae II Pool 4 .000 08/20/52 3,701,001
10,701,714 Ginnie Mae II Pool 4 .500 08/20/52 10,457,635
8,261,450 Ginnie Mae II Pool 4 .000 09/20/52 7,827,014
4,436,002 Ginnie Mae II Pool 4 .500 03/20/53 4,329,325
5,988,334 Government National Mortgage Association 5 .000 01/20/40 1,201,700
2,747,471 Government National Mortgage Association 4 .500 03/20/40 482,943

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,469,123 Government National Mortgage Association 5 .000% 03/20/40 $ 853,543
3,033,066 Government National Mortgage Association 2 .500 12/20/43 2,731,677
1,073,813 Government National Mortgage Association 3 .000 03/20/45 968,587
1,487,195 Government National Mortgage Association 4 .000 06/20/46 164,769
1,569,684 Government National Mortgage Association 5 .000 09/20/46 291,601
5,653,279 Government National Mortgage Association 3 .000 11/20/51 4,127,507
8,039,225 Government National Mortgage Association 3 .000 12/20/51 5,912,291
5,261,246 Government National Mortgage Association 3 .000 01/20/52 3,945,777
6,652,571 Government National Mortgage Association 3 .000 02/20/52 4,566,887
4,664,204 Government National Mortgage Association 4 .000 04/20/52 3,948,891
4,399,869 Government National Mortgage Association 5 .000 04/20/52 802,006
2,383,079 Government National Mortgage Association 4 .000 07/20/52 2,026,767
3,779,010 Government National Mortgage Association 4 .500 09/20/52 3,521,370
3,690,199 Government National Mortgage Association 4 .500 09/20/52 3,440,347
3,049,420 Government National Mortgage Association 4 .500 09/20/52 2,950,058
2,113,664 Government National Mortgage Association 4 .500 09/20/52 1,901,409
2,487,517 Government National Mortgage Association 4 .500 02/20/53 2,353,752
2,212,413 Government National Mortgage Association 5 .500 02/20/53 2,221,746
3,643,210 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .561 05/20/53 294,404
13,645,425 (a) Government National Mortgage Association, (SOFR30A + 26.100%) 7 .009 07/20/53 14,939,082
2,726,353 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 6 .089 08/20/53 3,032,376
34,452,179 (a),(e) GS Mortgage-Backed Securities Corp Trust 0 .151 08/25/51 294,807
6,318,648 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,209,981
3,640,078 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,002,527
1,196,306 (a),(e) GS Mortgage-Backed Securities Trust 2 .823 05/28/52 1,001,333
3,265,944 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 2,809,824
108,507 GSR Mortgage Loan Trust 6 .000 01/25/35 105,302
43,294 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .932 03/25/35 39,992
4,810,000 (a),(e) Imperial Fund Mortgage Trust 2 .383 06/25/56 3,699,889
276,238 (a),(e) J.P. Morgan Mortgage Trust 3 .242 10/25/52 227,770
85,272 (a) JP Morgan Mortgage Trust 6 .706 11/25/33 84,415
161,217 (a),(e) JP Morgan Mortgage Trust 3 .500 05/25/47 146,180
279,193 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 251,439
83,022 (a),(e) JP Morgan Mortgage Trust 4 .000 01/25/49 77,526
9,478,538 (a),(e) JP Morgan Mortgage Trust 0 .119 06/25/51 61,139
16,669,739 (a),(e) JP Morgan Mortgage Trust 0 .106 11/25/51 98,221
1,988,232 (a),(e) JP Morgan Mortgage Trust 2 .500 11/25/51 1,640,147
17,483,147 (a),(e) JP Morgan Mortgage Trust 0 .113 12/25/51 110,866
2,334,918 (a),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 1,926,137
406,226 (a),(e) JP Morgan Mortgage Trust 2 .845 12/25/51 329,611
3,391,735 (a),(e) JP Morgan Mortgage Trust 2 .500 01/25/52 2,794,591
3,935,432 (a),(e) JP Morgan Mortgage Trust 0 .500 04/25/52 114,272
2,033,110 (a),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 1,741,942
1,301,190 (a),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 1,102,773
989,447 (a),(e) JP Morgan Mortgage Trust 3 .344 04/25/52 814,822
4,982,917 (a),(e) JP Morgan Mortgage Trust 2 .500 06/25/52 4,091,827
701,019 (a),(e) JP Morgan Mortgage Trust 3 .000 06/25/52 607,944
7,517,545 (e) JP Morgan Mortgage Trust 0 .224 07/25/52 72,856
5,363,455 (a),(e) JP Morgan Mortgage Trust 2 .500 07/25/52 4,408,998
1,849,433 (a),(e) JP Morgan Mortgage Trust 3 .250 07/25/52 1,651,959
5,601,407 (a),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 4,815,343
3,587,647 (a),(e) JP Morgan Mortgage Trust 3 .000 10/25/52 3,084,181
2,009,401 (a),(e) JP Morgan Mortgage Trust 3 .000 11/25/52 1,728,769
3,146,316 (a),(e) JP Morgan Mortgage Trust 3 .000 04/25/53 2,704,783
933,813 (a),(e) JP Morgan Mortgage Trust 5 .000 06/25/53 918,099
1,307,339 (a),(e) JP Morgan Mortgage Trust 5 .500 06/25/53 1,304,694
2,983,452 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,460,870
2,505,960 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,246,335
2,409,878 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,985,598
2,191,645 (a),(e) OBX 3 .000 01/25/52 1,884,084
2,700,000 (a),(e) OBX Trust 2 .451 05/25/61 1,794,769
1,017,313 (a),(e) RCKT Mortgage Trust 3 .007 09/25/51 836,738

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,472,608 (a),(e) RCKT Mortgage Trust 2 .500% 02/25/52 $ 4,514,094
2,223,545 (a),(e) RCKT Mortgage Trust 3 .000 05/25/52 1,913,006
156,339 (a),(e) RCKT Mortgage Trust 3 .186 05/25/52 131,773
73,908 (a),(e) Sequoia Mortgage Trust 4 .000 06/25/49 69,962
489,504 (a),(e) Sequoia Mortgage Trust 3 .500 12/25/49 440,586
2,102,960 (a),(e) Sequoia Mortgage Trust 2 .500 06/25/51 1,746,625
209,663 (a),(e) Shellpoint Co-Originator Trust 3 .500 10/25/47 192,916
13,031,000 (a),(e) Verus Securitization Trust 3 .288 11/25/66 10,361,510
965,000 (a),(e) Verus Securitization Trust 7 .474 02/25/68 967,815
1,080,153 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 930,310
7,232,418 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .307 08/25/51 6,137,328
TOTAL MORTGAGE BACKED 1,190,948,260
MUNICIPAL BONDS - 0.1%
4,195,000 (e) Virgin Islands Water & Power Authority-Electric System 10 .250 07/01/26 4,203,849
TOTAL MUNICIPAL BONDS 4,203,849
OIL, GAS & CONSUMABLE FUELS - 0.0%
950,000 (e) Eagle Funding Luxco Sarl 5 .500 08/17/30 963,832
TOTAL OIL, GAS & CONSUMABLE FUELS 963,832
U.S. TREASURY SECURITIES - 16.4%
9,433,000 United States Treasury Note 3 .500 09/30/27 9,412,734
8,400,000 United States Treasury Note 3 .375 09/15/28 8,342,906
116,686,000 United States Treasury Note 3 .625 09/30/30 116,093,455
1,061,000 United States Treasury Note 4 .125 11/30/31 1,076,086
4,025,000 United States Treasury Note 4 .375 01/31/32 4,136,316
127,231,000 United States Treasury Note 4 .125 05/31/32 128,841,267
7,076,000 United States Treasury Note 4 .125 07/31/32 7,109,169
9,300,000 United States Treasury Note 3 .875 08/31/32 9,272,391
9,025,000 United States Treasury Note 4 .250 08/15/35 9,098,328
6,425,000 United States Treasury Note 4 .625 11/15/44 6,365,268
1,085,000 United States Treasury Note 4 .750 02/15/45 1,091,781
15,300,000 United States Treasury Note 5 .000 05/15/45 15,888,094
28,085,000 United States Treasury Note 4 .750 08/15/45 28,712,524
79,329,000 United States Treasury Note 4 .750 05/15/55 79,576,903
44,320,000 United States Treasury Note 4 .750 08/15/55 44,472,350
100,000 United States Treasury Note/Bond 3 .500 04/30/30 99,039
300 United States Treasury Note/Bond 4 .250 02/28/31 307
30,500,000 United States Treasury Note/Bond 1 .750 08/15/41 20,694,726
14,775,000 United States Treasury Note/Bond 2 .000 11/15/41 10,375,975
1,823,000 United States Treasury Note/Bond 3 .250 05/15/42 1,531,462
221,155,000 United States Treasury Note/Bond 4 .125 08/15/44 205,276,761
135,110,000 United States Treasury Note/Bond 2 .250 02/15/52 83,805,144
TOTAL U.S. TREASURY SECURITIES 791,272,986
TOTAL GOVERNMENT BONDS
(Cost $2,193,168,803) 2,113,664,953
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.4%
622,000 (d),(j) Nuveen Securitized Income ETF 15,584,210
1,982,716 (d),(j) Nuveen Ultra Short Income ETF 50,242,023
TOTAL INVESTMENT COMPANIES
(Cost $65,582,095) 65,826,233
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 868,191
139,125 Morgan Stanley 3,547,687
TOTAL FINANCIAL SERVICES 4,415,878
TOTAL PREFERRED STOCKS
(Cost $4,394,529) 4,415,878

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.5%
ASSET BACKED - 3.6%
$ 929,674 (e) AASET Trust, Series 2020 1A 6 .413% 01/16/40 $ 877,398
2,053,469 (e) Apollo aviation securitization, Series 2021 2A 2 .798 01/15/47 1,934,951
5,000,000 (e) Applebee's Funding LLC / IHOP Funding LLC, Series 6 .720 06/07/55 5,057,809
578,306 (e) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3 .280 09/26/33 572,595
340,218 (e) British Airways Pass Through Trust, Series 2020 A 8 .375 11/15/28 358,527
1,486,716 (e) British Airways Pass Through Trust, Series 2020 A 3 .800 09/20/31 1,453,332
5,100,000 (e) Capital Automotive REIT, Series 2020 1A 4 .520 02/15/50 4,964,041
3,127,073 (e) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 3,029,133
2,440,625 (e) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 2,316,875
2,500,000 (e) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4 .690 12/15/50 2,349,106
1,250,000 (a),(e) Cayuga Park CLO Ltd, (TSFR3M + 6.262%), Series 2020 1A 1 .000 07/17/34 1,258,282
60,713 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .147 07/25/36 60,296
6,451,318 (a),(e) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .846 04/07/52 645
3,392 Centex Home Equity, Series 2002 A 5 .540 01/25/32 3,387
6,296,164 (e) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 4,386,179
2,806,290 (e) CF Hippolyta LLC, Series 2020 1 2 .600 07/15/60 1,926,920
10,084,448 (e) CF Hippolyta LLC, Series 2021 1A 1 .530 03/15/61 8,395,496
8,482,028 (e) CF Hippolyta LLC, Series 2021 1A 1 .980 03/15/61 6,552,529
5,500,000 (e) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 5,616,906
17,656 Countrywide Asset-Backed Certificates (Step Bond), Series 2002 S4 5 .216 10/25/27 15,361
9,850,000 (e) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 9,665,691
3,055,000 (e) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 3,026,223
2,285,938 (e) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 2,225,027
2,791,250 (e) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 2,630,641
9,200,000 (e) Domino's Pizza Master Issuer LLC, Series 2025 1A 4 .930 07/25/55 9,253,006
3,250,000 (a),(e) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), Series 2024 1A 7 .929 04/18/37 3,275,968
4,837,500 (e) EWC Master Issuer LLC, Series 2022 1A 5 .500 03/15/52 4,776,409
164,531 (e) HERO Funding Trust, Series 2017 2A 3 .280 09/20/48 152,145
329,062 (e) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 312,364
7,550,000 (e) HIFI A2, Series 2022 1A 3 .939 02/01/62 7,436,681
515,985 (e) Hilton Grand Vacations Trust, Series 2019 AA 2 .840 07/25/33 511,571
13,138 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 12,941
698,069 (e) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 684,101
4,777,484 (e) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 4,646,075
2,934,427 (b),(e) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,639,253
1,064,024 (e) Jonah Energy Abs I LLC, Series 2022 1 7 .200 12/10/37 1,072,067
1,456,590 (e) Lunar Structured Aircraft Portfolio Notes, Series 2021 1 5 .682 10/15/46 1,405,123
1,000,000 (a),(e) Magnetite XXIII Ltd, (TSFR3M + 6.562%), Series 2019 23A 7 .484 01/25/35 1,007,642
117,722 Mid-State Capital Corp Trust, Series 2005 1 5 .745 01/15/40 117,621
486,014 (e) MVW LLC, Series 2021 2A 2 .230 05/20/39 460,539
1,000,000 (e) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 4 .230 01/20/51 858,946
4,425,000 (e) Onemain Financial Issuance Trust, Series 2025 1A 5 .200 07/14/38 4,476,840
9,000,000 (e) Oportun Issuance Trust, Series 2025 B 6 .450 05/09/33 9,084,464
600,000 (e) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 561,616
4,930,000 (e) QTS Issuer ABS I LLC, Series 2025 1A 5 .439 05/25/55 5,035,241
500,620 (e) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1 .790 11/20/37 496,584
1,874,757 (e) START Ireland, Series 2019 1 5 .095 03/15/44 1,864,187
95,910 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5 .172 09/25/34 91,832
9,230,250 (e) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 9,357,676
4,563,713 (e) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 4,407,229
4,833,900 (e) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 4,467,642
3,252,980 United Airlines Pass Through Trust, Series 2018 1 3 .700 03/01/30 3,055,716
1,573,344 (e) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 1,526,138
922,256 (e) Wendys Funding LLC, Series 2018 1A 3 .884 03/15/48 908,685
5,558,836 (e) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 5,162,440
6,815,000 (e) Westlake Automobile Receivables Trust, Series 2025 2A 4 .850 01/15/31 6,850,572
6,000,000 (e) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 6,110,623
2,250,000 (e) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 2,333,966
TOTAL ASSET BACKED 173,091,253
OTHER MORTGAGE BACKED - 9.9%
8,000,000 (e) 225 Liberty Street Trust, Series 2016 225L 3 .597 02/10/36 7,843,351

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 126,796 (a),(e) Agate Bay Mortgage Trust, Series 2015 6 3 .500% 09/25/45 $ 117,743
2,000,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .900 06/15/35 2,003,218
4,500,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 6 .150 06/15/35 4,508,327
2,500,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 7 .150 06/15/35 2,505,833
1,895,000 (a),(e) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,902,372
3,000,000 (a),(e) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .501 02/15/42 3,019,553
2,406,469 (a) BANK, Series 2017 BNK8 4 .083 11/15/50 2,208,786
3,000,000 (e) BANK, Series 2019 BN21 2 .500 10/17/52 2,233,695
1,000,000 BANK, Series 2019 BN21 3 .093 10/17/52 929,106
1,000,000 BANK, Series 2019 BN23 3 .455 12/15/52 920,347
2,000,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,753,065
1,750,000 BANK, Series 2024 BNK48 5 .053 10/15/57 1,783,627
1,696,000 BANK, Series 2019 BN20 3 .011 09/15/62 1,591,508
4,500,000 (a),(e) BBCMS Mortgage Trust, Series 2018 CHRS 4 .409 08/05/38 3,868,565
1,400,000 (a) BBCMS Mortgage Trust, Series 2025 C35 5 .586 07/15/58 1,479,195
2,500,000 (a),(e) BBCMS Trust, Series 2015 SRCH 5 .122 08/10/35 2,360,109
1,791,968 (a) Benchmark, Series 2018 B4 4 .311 07/15/51 1,738,997
1,769,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 1,483,249
2,800,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG3 3 .199 09/15/48 2,325,885
5,000,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG3 3 .654 09/15/48 4,817,634
3,240,000 (a) Benchmark Mortgage Trust, Series 2018 B2 4 .435 02/15/51 2,475,291
1,500,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4 .553 04/10/51 1,296,349
2,000,000 Benchmark Mortgage Trust, Series 2018 B8 4 .232 01/15/52 1,976,218
1,754,258 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 1,688,641
1,200,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 1,118,890
1,000,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 1,003,037
6,500,000 (a) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 4,718,158
3,520,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 3,146,912
2,230,000 Benchmark Mortgage Trust, Series 2021 B27 2 .390 07/15/54 1,974,258
2,000,000 Benchmark Mortgage Trust, Series 2023 B38 5 .626 04/15/56 2,049,373
1,675,000 Benchmark Mortgage Trust, Series 2023 B39 5 .750 07/15/56 1,781,299
3,915,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 3,260,791
1,900,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3 .903 12/15/62 1,334,676
1,500,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0 .000 08/15/52 1,217,532
1,556,210 (a),(e) BX Commercial Mortgage Trust, (LIBOR 1 M + 1.914%), Series 2021 SOAR 1 .910 06/15/38 1,555,770
2,000,000 (a),(e) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 9 .021 10/15/41 2,010,322
3,000,000 (a),(e) BX Trust, (TSFR1M + 1.700%), Series 2025 VLT7 5 .850 07/15/44 3,012,598
2,000,000 (a),(e) BXP Trust, Series 2021 601L 2 .868 01/15/44 1,633,612
2,250,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1 4 .352 05/15/52 1,935,753
1,800,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,465,165
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2 4 .106 11/10/49 605,769
1,400,000 (a) CD Mortgage Trust, Series 2017 CD3 4 .681 02/10/50 630,438
4,000,000 (a),(e) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 3,308,854
215,206 (a),(e) CF Mortgage Trust, Series 2020 P1 2 .840 04/15/52 213,917
8,750,000 (a),(e) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 8,084,472
5,000,000 (a) CFCRE Commercial Mortgage Trust, Series 2016 C6 3 .502 11/10/49 4,852,947
155,241 (a),(e) CIM Trust, Series 2021 J2 2 .670 04/25/51 127,612
3,400,000 (a),(e) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%), Series 2021 PRM2 6 .165 10/15/38 3,380,927
640,641 (a),(e) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .741 07/10/47 618,819
1,435,796 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 1,383,571
1,650,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 4 .109 04/10/48 1,503,112
2,717,806 Citigroup Commercial Mortgage Trust, Series 2016 GC37 4 .233 04/10/49 2,687,491
3,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2016 P3 4 .271 04/15/49 2,841,163
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4 .179 03/10/51 1,966,070
1,670,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 1,534,981
2,916,136 (a),(e) COMM Mortgage Trust, Series 2013 LC13 5 .549 08/10/46 2,715,274
2,760,779 (a) COMM Mortgage Trust, Series 2014 CR14 3 .792 02/10/47 2,686,928
2,901,749 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 2,824,127
5,150,000 (a),(e) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 2,343,250
2,500,000 (e) COMM Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,499,250
2,600,000 (a),(e) COMM Mortgage Trust, Series 2015 CR22 3 .824 03/10/48 2,094,638
3,340,500 (a) COMM Mortgage Trust, Series 2015 CR22 3 .824 03/10/48 3,138,776

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 642,354 (a) COMM Mortgage Trust, Series 2015 CR23 4 .352% 05/10/48 $ 624,733
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 2,274,687
292,775 (a) COMM Mortgage Trust, Series 2015 CR24 4 .364 08/10/48 291,666
3,000,000 (a) COMM Mortgage Trust, Series 2015 CR24 4 .364 08/10/48 2,927,062
3,175,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .647 10/10/48 3,007,157
2,500,000 (a) COMM Mortgage Trust, Series 2018 COR3 4 .668 05/10/51 2,127,160
2,475,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7 .356 04/25/42 2,542,389
2,500,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 7.000%), Series 2022 R05 11 .356 04/25/42 2,686,734
15,060,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 15,678,457
3,565,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7 .956 07/25/42 3,710,751
6,005,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9 .106 09/25/42 6,403,462
9,681,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 10,176,121
1,850,000 (a),(e) CSMC, Series 2019 NQM1 3 .388 10/25/59 1,784,464
1,799,583 (a),(e) CSMC, Series 2021 NQM1 2 .130 05/25/65 1,447,306
1,581,521 (a),(e) CSMC, Series 2021 NQM8 2 .405 10/25/66 1,399,765
5,065,000 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 4,990,448
2,425,000 DBJPMortgage Trust, Series 2020 C9 1 .926 08/15/53 2,165,976
1,487,605 (a),(e) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP 6 .384 11/15/38 1,487,583
1,750,000 (a),(e) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 1,791,597
763,984 (a),(e) Flagstar Mortgage Trust, Series 2017 2 3 .971 10/25/47 700,757
26,785 (a),(e) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 25,274
1,161,524 (a),(e) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 958,086
1,537,097 (a),(e) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 1,267,782
2,585,773 (a),(e) Flagstar Mortgage Trust, Series 2021 5INV 2 .500 07/25/51 2,131,267
1,001,260 (a),(e) Flagstar Mortgage Trust, Series 2021 5INV 3 .342 07/25/51 826,769
350,435 (a),(e) Flagstar Mortgage Trust, Series 2021 7 2 .925 08/25/51 288,547
7,213,623 (a),(e) Flagstar Mortgage Trust, Series 2021 10IN 3 .000 10/25/51 6,206,173
1,287,047 (a),(e) Flagstar Mortgage Trust, Series 2021 10IN 3 .500 10/25/51 1,062,981
540,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 570,106
2,250,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 4 .090 10/10/49 2,141,738
3,725,000 (a) GS Mortgage Securities Trust, Series 2016 GS4 4 .032 11/10/49 3,399,966
2,000,000 (e) GS Mortgage Securities Trust, Series 2017 GS7 3 .000 08/10/50 1,662,544
1,500,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4 .384 07/10/51 1,446,834
3,800,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .158 02/10/52 3,681,001
1,500,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .761 02/10/52 1,401,727
1,000,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 908,580
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 2,646,874
40,081 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 37,829
94,149 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 88,861
208,879 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 180,278
13,766,970 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .252 03/27/51 174,401
392,783 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 339,038
907,620 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 746,385
4,728,019 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,899,328
3,251,678 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 2,795,359
255,846 (a),(e) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .610 05/25/50 227,496
399,470 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3 .091 11/25/51 338,702
504,619 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3 .022 12/25/51 419,586
7,612,476 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 6,279,169
3,631,951 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 2,996,095
1,433,066 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .721 01/25/52 1,164,964
987,501 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3 .243 06/25/52 820,365
1,873,868 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 1,615,088
3,355,380 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 2,886,770
2,332,801 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 2,005,432
4,279,458 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 LTV2 4 .525 12/25/52 3,868,827
2,060,247 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 1,772,103
2,991,210 (a),(e) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 2,657,599
539,959 (a),(e) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 545,047
1,450,000 (a),(e) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .650 07/15/40 1,452,175
3,000,000 (a),(e) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6 .270 07/15/40 3,005,836
156,383 (e) GSMPS Mortgage Loan Trust, Series 2005 RP2 7 .500 03/25/35 156,258

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 133,730 (e) GSMPS Mortgage Loan Trust, Series 2005 RP3 7 .500% 09/25/35 $ 135,078
7,130,000 (a),(e) Houston Galleria Mall Trust, Series 2025 HGLR 5 .644 02/05/45 7,386,051
5,500,000 (a),(e) HTL Commercial Mortgage Trust, Series 2024 T53 7 .324 05/10/39 5,610,975
2,250,000 (a),(e) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 2,048,838
1,000,000 (a),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 890,248
3,325,000 (a),(e) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 3,389,179
2,000,000 (a),(e) ILPT Commercial Mortgage Trust, Series 2025 LPF2 8 .472 07/13/42 2,069,753
392,361 (a),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 374,240
440,000 (a),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 409,926
2,000,000 (a),(e) IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 2,037,927
3,500,000 (a),(e) IP Mortgage Trust, Series 2025 IP 5 .725 06/10/42 3,566,905
298,298 (a),(e) J.P. Morgan Mortgage Trust, Series 2022 5 2 .953 09/25/52 239,636
22,777 (a) JP Morgan Alternative Loan Trust, (TSFR1M + 0.674%), Series 2007 S1 4 .832 04/25/47 21,969
139,157 (a),(e) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4 .115 01/15/46 134,079
2,500,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .065 01/16/37 2,025,000
1,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .267 01/16/37 685,000
1,140,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 1,126,436
602,500 (a),(e) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5 .662 12/25/44 593,835
54,611 (a),(e) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 50,938
257,760 (a),(e) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 238,544
578,331 (a),(e) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 518,262
834,903 (a),(e) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 751,771
572,359 (a),(e) JP Morgan Mortgage Trust, Series 2017 5 4 .967 10/26/48 573,821
104,843 (a),(e) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 98,105
160,108 (a),(e) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 150,089
2,216,147 (a),(e) JP Morgan Mortgage Trust, Series 2020 1 3 .821 06/25/50 2,006,790
11,119,572 (a),(e) JP Morgan Mortgage Trust, Series 2021 3 0 .134 07/25/51 83,917
7,776,885 (a),(e) JP Morgan Mortgage Trust, Series 2021 4 0 .129 08/25/51 58,467
944,259 (a),(e) JP Morgan Mortgage Trust, Series 2021 4 2 .879 08/25/51 768,987
15,062,349 (a),(e) JP Morgan Mortgage Trust, Series 2021 6 0 .133 10/25/51 113,679
2,693,478 (a),(e) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 2,224,108
4,109,809 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 94,889
905,678 (a),(e) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 747,051
798,505 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV4 3 .208 01/25/52 650,361
962,949 (a),(e) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 796,213
620,208 (a),(e) JP Morgan Mortgage Trust, Series 2022 INV1 3 .292 03/25/52 523,747
1,452,256 (a),(e) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,197,897
924,823 (a),(e) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 795,533
273,005 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV8 3 .280 05/25/52 224,470
1,396,611 (a),(e) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,201,562
1,967,619 (a),(e) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 1,693,436
3,609,563 (a),(e) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 3,202,438
2,696,162 (a),(e) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,315,546
832,777 (a),(e) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 764,082
1,262,231 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .110 09/15/47 1,246,927
1,100,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .660 09/15/47 1,073,256
1,778,355 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .688 09/15/47 1,727,136
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .688 09/15/47 1,489,597
5,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3 .634 02/15/48 4,703,035
1,964,519 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 1,945,679
5,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .709 08/15/48 5,219,349
1,309,944 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .274 12/15/48 1,275,153
2,500,000 (a),(e) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .349 03/17/49 2,205,138
357,976 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .379 09/15/50 352,833
2,800,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .536 05/13/53 2,293,701
1,500,000 (a),(e) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5 .450 03/15/42 1,500,119
297,664 MASTR Alternative Loan Trust, Series 2004 1 7 .000 01/25/34 305,937
7,800,000 (e) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 7,916,520
1,250,000 (a),(e) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5 .624 05/18/42 1,255,468
1,000,000 (a),(e) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5 .850 07/15/42 1,002,100
2,750,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4 .429 07/15/51 2,720,235
2,000,000 (a),(e) Morgan Stanley Capital I Trust, Series 2024 NSTB 3 .900 09/24/57 1,945,998

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 793,035 (a),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500% 07/25/51 $ 711,564
2,257,334 (a),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 2,076,704
1,500,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,058,850
9,507,202 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 9,150,044
3,000,000 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE 7 .730 07/15/36 2,202,700
4,500,000 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .480 07/15/36 3,055,781
813,369 (a),(e) New Residential Mortgage Loan Trust, Series 2022 INV1 3 .515 03/25/52 676,365
32,163 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .752 02/25/36 32,103
3,820,000 (a),(e) NRTH Mortgage Trust, (TSFR1M + 1.641%), Series 2024 PARK 5 .791 03/15/39 3,816,751
3,465,000 (a),(e),(i) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 3,459,916
3,750,000 (a),(e) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6 .990 08/15/29 3,763,935
4,509,131 (a),(e) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,719,368
182,621 (a),(e) OBX Trust, Series 2022 J2 3 .416 08/25/52 156,388
3,454,961 (a),(e) OBX Trust, Series 2022 INV5 4 .000 10/25/52 3,169,961
1,336,354 (a),(e) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 1,102,295
930,577 (a),(e) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 889,717
6,000,000 (e) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 5,531,249
2,000,000 (a),(e) ONNI Commerical Mortgage Trust, Series 2024 APT 6 .150 07/15/39 2,044,801
2,800,000 (a),(e) OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR 9 .386 11/15/40 2,811,181
1,500,000 (a),(e) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 5 .145 07/15/38 1,412,215
1,188,481 (a),(e) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 1,055,914
128,508 (a),(e) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 118,559
164,598 (a),(e) Sequoia Mortgage Trust, Series 2016 1 3 .500 06/25/46 151,478
472,018 (a),(e) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 429,993
973,562 (a),(e) Sequoia Mortgage Trust, Series 2017 6 3 .726 09/25/47 928,621
177,032 (a),(e) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 160,622
13,080 (a),(e) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 12,453
1,514,250 (a),(e) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,303,270
176,892 (a),(e) Sequoia Mortgage Trust, Series 2021 1 2 .658 03/25/51 147,015
3,108,086 (e) Sierra Timeshare Receivables Funding LLC, Series 2025 2A 4 .930 04/20/44 3,131,583
2,500,000 (e) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 2,125,590
5,000,000 (e) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 5,010,445
2,170,405 (a),(e) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 1,921,613
4,483 (a) Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004 RA3 5 .499 08/25/38 4,469
5,200,000 (a),(e) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5 .992 11/15/41 5,216,762
1,500,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 1,404,283
7,500,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.941%), Series 2025 AGLN 7 .091 07/15/37 7,538,121
2,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3 .988 05/15/48 1,870,450
1,300,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 P2 4 .818 12/15/48 1,284,684
2,400,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .820 08/15/57 2,512,049
342,277 (e) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3 3 .153 09/15/57 339,796
50,069 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 47,658
252,254 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 217,654
5,915,709 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 4,886,969
1,118,609 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 922,687
1,381,395 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 1,189,325
1,806,924 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .423 03/25/52 1,511,946
2,392,815 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 2,127,222
81,899 (a),(e) WinWater Mortgage Loan Trust, Series 2014 1 3 .929 06/20/44 70,272
TOTAL OTHER MORTGAGE BACKED 475,660,061
TOTAL STRUCTURED ASSETS
(Cost $688,547,306) 648,751,314
TOTAL LONG-TERM INVESTMENTS
(Cost $4,792,908,764) 4,645,550,756

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
31,807,186 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(l) $ 31,807,186
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $31,807,186) 31,807,186
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.3%
REPURCHASE AGREEMENT - 2.9%
$ 140,072,000 (m) Fixed Income Clearing Corporation 4 .200 10/01/25 140,072,000
TOTAL REPURCHASE AGREEMENT 140,072,000
TREASURY DEBT - 0.4%
5,000,000 United States Treasury Bill 0 .000 10/02/25 4,999,441
6,000,000 United States Treasury Bill 0 .000 10/09/25 5,994,585
10,000,000 United States Treasury Bill 0 .000 10/16/25 9,983,108
TOTAL TREASURY DEBT 20,977,134
TOTAL SHORT-TERM INVESTMENTS
(Cost $161,048,339) 161,049,134
TOTAL INVESTMENTS - 100.5%
(Cost $4,985,764,289) 4,838,407,076
OTHER ASSETS & LIABILITIES, NET - (0.5)% (24,156,468)
NET ASSETS - 100.0% $ 4,814,250,608
BRL Brazilian Real
CLP Chilean Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,361,563,580 or 28.1% of Total
Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.6% of Total Investments.
(h) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,333,730.
(i) When-issued or delayed delivery security.
(j) Affiliated holding
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $140,088,342 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
0.125%–4.250% and maturity dates 9/30/30–2/28/31, valued at $142,873,550.

Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
B ma
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 1,955 12/31/25  $ 212,771,225 $ 213,476,837 $ 705,612
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 3,285,573 EUR 2,784,169 Bank of America, N.A. 10/10/25 $ 14,766
$ 998,999 EUR 849,898 Bank of America, N.A. 10/10/25 549
Total  $ 15,315
Total unrealized appreciation on forward foreign currency contracts  $ 15,315
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/30 $ 24,000,000 $ 1,953,546 $ 1,280,156 $ 673,390
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 25,000,000 2,028,000 $ 1,833,883 194,117
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 15,000,000 1,216,800 $ 1,018,306 198,494
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 10,000,000 813,978 $ 505,538 308,440
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 20,000,000 1,627,955 $ 1,204,977 422,978
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 19,000,000 1,546,557 $ 1,181,991 364,566
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 28,000,000 2,279,138 $ 1,815,069 464,069
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 15,000,000 1,220,966 $ 882,236 338,730
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 10,000,000 813,977 $ 594,755 219,222
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 20,000,000 1,622,400 $ 1,321,377 301,023
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 17,000,000 1,379,040 $ 1,102,911 276,129
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 12,000,000 973,440 $ 800,208 173,232
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 15,000,000 1,216,800 $ 1,055,240 161,560
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 19,000,000 1,541,280 $ 1,405,103 136,177
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 10,000,000 811,200 $ 717,635 93,565
Total $ 21,045,077 $ 16,719,385 $ 4,325,692
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See Notes to Financial Statements
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/30 $ 30,000,000 $ (2,433,599) $ (2,323,053) $ (110,546)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/27/30 403,500,000 (32,952,876) (21,411,390) (11,541,486)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 14,000,000 (1,139,569) (500,349) (639,220)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/20/30 29,000,000 (2,352,480) (2,121,820) (230,660)
Total $ (38,878,524) $ (26,356,612) $ (12,521,912)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

5–15 Year Laddered Tax Exempt Bond
Portfolio of Investments September 30, 2025

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
LONG-TERM MUNICIPAL BONDS - 97.2%
ALABAMA - 1.2%
$ 220,000 City of Andalusia AL 4 .000% 10/01/33 $ 220,851
500,000 City of Birmingham AL 5 .000 12/01/30 529,850
600,000 County of Jefferson AL Sewer Revenue 5 .000 10/01/39 641,808
630,000 County of Mobile AL 5 .000 02/01/34 670,619
250,000 Jackson County Board of Education 3 .000 03/01/39 213,145
TOTAL ALABAMA 2,276,273
ALASKA - 0.3%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 509,051
TOTAL ALASKA 509,051
ARIZONA - 0.7%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 161,857
190,000 Pinal County Electric District No 3 5 .000 07/01/33 192,467
1,005,000 Salt River Project Agricultural Improvement & Power District 5 .000 01/01/38 1,040,889
TOTAL ARIZONA 1,395,213
ARKANSAS - 0.5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,051,836
TOTAL ARKANSAS 1,051,836
CALIFORNIA - 6.2%
800,000 California Community Choice Financing Authority 5 .000 11/01/32 868,643
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,557,304
1,150,000 California Housing Finance Agency 3 .650 09/01/34 1,155,005
705,000 (a) California Infrastructure & Economic Development Bank 9 .500 01/01/65 645,739
315,000 California State University 5 .000 11/01/40 356,024
345,000 California State University 5 .000 11/01/41 385,788
2,500,000 City of Los Angeles Department of Airports 5 .000 05/15/33 2,738,816
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,080,783
800,000 Sacramento City Unified School District 5 .000 08/01/39 856,804
50,000 State of California 4 .000 03/01/36 53,481
2,425,000 State of California 4 .000 03/01/36 2,501,290
TOTAL CALIFORNIA 12,199,677
COLORADO - 0.6%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,002,196
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 250,890
TOTAL COLORADO 1,253,086
CONNECTICUT - 3.0%
765,000 Capital Region Development Authority 5 .000 06/15/33 808,052
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,053,359
330,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/30 342,333
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/32 361,399
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/33 360,522
1,540,000 State of Connecticut 3 .000 01/15/36 1,451,552
255,000 State of Connecticut 5 .000 11/15/38 279,052
200,000 State of Connecticut 5 .000 01/15/39 221,268
TOTAL CONNECTICUT 5,877,537
DISTRICT OF COLUMBIA - 0.9%
1,435,000 Metropolitan Washington Airports Authority Aviation Revenue 5 .000 10/01/32 1,522,686
300,000 Washington Metropolitan Area Transit Authority 5 .000 07/01/32 311,319
TOTAL DISTRICT OF COLUMBIA 1,834,005
FLORIDA - 5.5%
2,500,000 Brevard County School District 5 .000 07/01/31 2,596,028
210,000 City of Mount Dora FL Fire Protection Assessment Revenue 5 .000 05/01/30 221,554
1,200,000 County of Miami-Dade FL Aviation Revenue 5 .500 10/01/55 1,268,598
1,000,000 County of Miami-Dade FL Water & Sewer System Revenue 5 .000 10/01/32 1,152,363
550,000 County of Okaloosa FL Sales Tax Revenue 5 .000 10/01/33 586,323
475,000 (a) Florida Development Finance Corp 12 .000 07/15/32 296,281
750,000 Florida Development Finance Corp 4 .000 11/15/39 733,317
1,200,000 Greater Orlando Aviation Authority 4 .000 10/01/35 1,196,686

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 175,000 Hillsborough County Aviation Authority 5 .000% 10/01/31 $ 183,375
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 197,700
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,048,557
250,000 Palm Beach County School District 5 .000 08/01/39 270,378
500,000 School District of Broward County 5 .000 07/01/31 507,239
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 560,212
TOTAL FLORIDA 10,818,611
GEORGIA - 5.7%
1,000,000 Athens-Clarke County Unified Government Development Authority 5 .000 06/15/40 1,090,841
2,500,000 City of Atlanta GA Department of Aviation 4 .000 07/01/34 2,530,012
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 997,489
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,244,487
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,018,066
865,000 Dalton Whitfield County Joint Development Authority 5 .000 08/15/39 943,882
750,000 Gainesville & Hall County Hospital Authority 5 .000 10/15/34 855,935
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,068,560
1,250,000 Main Street Natural Gas, Inc 5 .000 12/01/32 1,359,972
TOTAL GEORGIA 11,109,244
GUAM - 0.2%
200,000 Port Authority of Guam 5 .000 07/01/29 208,508
200,000 Port Authority of Guam 5 .000 07/01/30 208,273
TOTAL GUAM 416,781
ILLINOIS - 8.2%
500,000 Chicago Housing Authority 5 .000 01/01/33 518,377
250,000 City of Chicago IL 6 .000 01/01/50 260,423
270,000 City of LeRoy IL 3 .000 12/01/35 244,607
200,000 City of Waukegan IL Water & Sewer System Revenue 5 .000 12/30/31 218,152
1,750,000 County of Cook IL 5 .000 11/15/31 1,783,140
1,355,000 County of Cook IL Sales Tax Revenue 4 .000 11/15/39 1,295,902
475,000 Illinois Finance Authority 5 .000 10/01/36 482,845
1,825,000 Illinois State Toll Highway Authority 5 .000 01/01/37 2,039,492
275,000 Illinois State Toll Highway Authority 5 .000 01/01/39 301,601
225,000 Madison & Jersey Counties Unit School District No 11-Alton 5 .000 12/01/30 235,766
300,000 Metropolitan Pier & Exposition Authority 5 .000 12/15/34 308,863
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,747,066
1,655,000 State of Illinois 4 .000 02/01/30 1,676,129
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,056,262
545,000 Village of Broadview IL 5 .000 12/01/30 570,490
745,000 Village of Broadview IL 5 .000 12/01/33 775,148
1,005,000 Village of Lyons IL 4 .000 12/01/36 1,016,076
500,000 Village of Matteson IL 5 .000 12/01/35 522,837
TOTAL ILLINOIS 16,053,176
INDIANA - 1.5%
500,000 Brownsburg 1999 School Building Corp 5 .000 01/15/30 522,622
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,230,270
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,156,623
TOTAL INDIANA 2,909,515
IOWA - 1.3%
2,470,000 Iowa Finance Authority 5 .000 08/01/37 2,639,453
TOTAL IOWA 2,639,453
KENTUCKY - 1.4%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 200,729
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,269,297
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,267,450
TOTAL KENTUCKY 2,737,476
LOUISIANA - 0.9%
500,000 New Orleans Aviation Board 5 .000 10/01/33 525,204
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,308,418
TOTAL LOUISIANA 1,833,622
MASSACHUSETTS - 1.5%
1,500,000 Commonwealth of Massachusetts 5 .000 01/01/39 1,665,018

5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 750,000 Massachusetts Development Finance Agency 4 .000% 07/01/45 $ 721,613
585,000 Town of Littleton MA 4 .000 11/15/40 588,270
TOTAL MASSACHUSETTS 2,974,901
MICHIGAN - 3.8%
200,000 City of Monroe MI 4 .000 05/01/36 201,758
500,000 Michigan Finance Authority 5 .000 02/28/37 549,369
4,380,000 Michigan State Housing Development Authority 4 .500 12/01/38 4,466,302
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,283,314
TOTAL MICHIGAN 7,500,743
MINNESOTA - 1.9%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,094,146
70,000 Duluth Economic Development Authority 5 .000 02/15/33 72,809
250,000 Forest Lake Independent School District No 831 3 .000 02/01/30 250,115
400,000 Hawley Independent School District No 150 5 .000 02/01/38 423,591
1,500,000 Howard Lake-Waverly-Winsted Independent School District No 2687 5 .000 02/01/36 1,664,658
285,000 Plymouth Intermediate District No 287 4 .000 05/01/31 285,331
TOTAL MINNESOTA 3,790,650
MISSISSIPPI - 2.2%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,004,726
800,000 Mississippi Development Bank 4 .000 10/01/38 787,337
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,603,344
TOTAL MISSISSIPPI 4,395,407
MISSOURI - 0.5%
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 468,134
555,000 North Kansas City School District No 74 3 .000 03/01/32 551,164
TOTAL MISSOURI 1,019,298
NEBRASKA - 0.5%
1,000,000 Nebraska Investment Finance Authority 4 .150 09/01/40 1,001,287
TOTAL NEBRASKA 1,001,287
NEVADA - 1.3%
1,425,000 Clark County School District 4 .000 06/15/40 1,402,893
700,000 County of Clark NV 3 .125 11/01/35 683,966
500,000 (a) State of Nevada Department of Business & Industry 9 .500 01/01/65 457,160
TOTAL NEVADA 2,544,019
NEW JERSEY - 7.8%
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,659,534
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 808,581
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,703,079
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,013,635
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/39 2,727,791
3,900,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/40 3,811,198
500,000 South Jersey Port Corp 5 .000 01/01/48 497,281
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,059,699
TOTAL NEW JERSEY 15,280,798
NEW YORK - 5.4%
650,000 City of New York NY 5 .000 08/01/39 679,272
200,000 Long Island Power Authority 3 .000 09/01/36 188,082
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 545,628
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 219,845
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,260,734
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 200,064
350,000 New York City Transitional Finance Authority Future Tax Secured Revenue 4 .000 05/01/37 351,086
125,000 New York State Dormitory Authority 5 .000 07/01/38 135,443
750,000 New York State Dormitory Authority 5 .000 10/01/38 810,409
1,000,000 New York State Dormitory Authority 5 .000 10/01/39 1,072,256
535,000 New York State Dormitory Authority 5 .250 10/01/40 578,459
305,000 New York State Urban Development Corp 5 .000 03/15/38 316,018
375,000 New York Transportation Development Corp 5 .000 07/01/30 375,453
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,095,653
715,000 New York Transportation Development Corp 5 .000 01/01/36 726,486
140,000 New York Transportation Development Corp 5 .500 06/30/39 147,676

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,250,000 State of New York Mortgage Agency Homeowner Mortgage Revenue 4 .650% 10/01/50 $ 1,237,347
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 556,080
100,000 Watervliet City School District 3 .500 06/15/34 99,458
TOTAL NEW YORK 10,595,449
NORTH CAROLINA - 2.6%
100,000 Appalachian State University 3 .000 10/01/31 100,028
525,000 Nash Health Care Systems 5 .000 02/01/32 580,911
295,000 North Carolina Housing Finance Agency 4 .000 07/01/39 292,270
815,000 North Carolina Housing Finance Agency 4 .900 07/01/43 833,084
1,350,000 North Carolina State Education Assistance Authority 5 .000 06/01/34 1,424,363
750,000 Town of Fuquay-Varina NC Combined Utilities Revenue 4 .000 06/01/45 712,247
920,000 Town of Huntersville NC 5 .000 12/01/36 1,056,984
TOTAL NORTH CAROLINA 4,999,887
OHIO - 1.8%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,057,845
200,000 City of Akron OH Income Tax Revenue 3 .500 12/01/33 199,895
250,000 City of Toledo OH 4 .000 12/01/30 258,885
200,000 City of Toledo OH 4 .000 12/01/31 206,052
1,500,000 County of Miami OH 5 .000 08/01/32 1,574,971
235,000 Jackson Milton Local School District 4 .000 06/01/31 235,239
TOTAL OHIO 3,532,887
OKLAHOMA - 2.4%
3,500,000 Cushing Educational Facilities Authority 5 .000 09/01/32 3,912,318
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 721,378
TOTAL OKLAHOMA 4,633,696
PENNSYLVANIA - 2.7%
2,000,000 Commonwealth of Pennsylvania 4 .000 08/15/40 2,020,103
1,025,000 Norristown Area School District 4 .000 09/01/31 1,037,355
725,000 Pennsylvania State University 5 .000 09/01/40 798,270
505,000 State Public School Building Authority 5 .000 10/01/34 550,722
915,000 Township of Northampton PA 4 .000 05/15/33 915,679
TOTAL PENNSYLVANIA 5,322,129
RHODE ISLAND - 0.8%
1,435,000 Rhode Island Health and Educational Building Corp 5 .000 05/15/36 1,611,327
TOTAL RHODE ISLAND 1,611,327
TENNESSEE - 1.6%
2,000,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 01/01/38 2,030,215
1,140,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 07/01/38 1,142,769
TOTAL TENNESSEE 3,172,984
TEXAS - 12.5%
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,112,963
205,000 City of Dallas TX 5 .000 02/15/30 211,374
1,970,000 City of Houston TX 5 .000 03/01/32 2,028,279
1,650,000 City of Houston TX Airport System Revenue 5 .000 07/01/35 1,800,413
2,500,000 City of McKinney TX 5 .000 08/15/39 2,747,516
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,040,622
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,233,882
400,000 Harris County Municipal Utility District No 367 3 .000 09/01/31 388,025
1,000,000 Lower Colorado River Authority 5 .000 05/15/36 1,115,736
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,050,557
865,000 Port Freeport TX 5 .000 06/01/30 900,466
935,000 Port Freeport TX 5 .000 06/01/32 968,351
1,250,000 San Angelo Independent School District 5 .000 02/15/39 1,384,045
1,250,000 Spring Independent School District 5 .000 08/15/36 1,429,974
1,250,000 Tarrant County Cultural Education Facilities Finance Corp 5 .000 12/01/37 1,399,021
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,189,878
2,000,000 Texas Water Development Board 4 .000 10/15/41 1,985,542
1,370,000 University of Houston 4 .000 02/15/37 1,371,339

5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 285,000 Williamson County Municipal Utility District No 19 4 .250% 08/15/37 $ 287,798
TOTAL TEXAS 24,645,781
UTAH - 1.3%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 496,267
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,041,512
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,038,111
TOTAL UTAH 2,575,890
VIRGINIA - 2.3%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,084,146
700,000 Virginia College Building Authority 3 .000 02/01/32 700,931
1,750,000 Virginia Commonwealth Transportation Board 5 .000 05/15/37 1,974,959
350,000 Virginia Housing Development Authority 4 .375 07/01/38 359,260
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 400,737
TOTAL VIRGINIA 4,520,033
WASHINGTON - 1.5%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,612,267
1,000,000 State of Washington 5 .000 02/01/39 1,028,967
270,000 State of Washington 5 .000 06/01/39 282,931
TOTAL WASHINGTON 2,924,165
WEST VIRGINIA - 1.7%
735,000 Berkeley County Public Service District 5 .000 12/01/37 801,744
685,000 Berkeley County Public Service District 5 .000 12/01/39 736,393
500,000 Berkeley County Public Service District 5 .000 12/01/40 534,355
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,234,635
TOTAL WEST VIRGINIA 3,307,127
WISCONSIN - 3.0%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,027,601
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,022,598
1,860,000 Public Finance Authority 5 .750 12/31/65 1,913,876
755,000 State of Wisconsin 4 .000 05/01/41 756,788
1,000,000 Wisconsin Health & Educational Facilities Authority 5 .000 04/01/40 1,079,315
TOTAL WISCONSIN 5,800,178
TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $191,082,966) 191,063,192
TOTAL LONG-TERM INVESTMENTS
(Cost $191,082,966) 191,063,192
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 1.7%
3,355,000 (b) Fixed Income Clearing Corporation 4 .200 10/01/25 3,355,000
TOTAL REPURCHASE AGREEMENT 3,355,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,355,000) 3,355,000
TOTAL INVESTMENTS - 98.9%
(Cost $194,437,966) 194,418,192
OTHER ASSETS & LIABILITIES, NET - 1.1% 2,220,648
NET ASSETS - 100.0% $ 196,638,840
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,399,180 or 0.7% of Total Investments.
(b) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $3,355,391 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 10/31/29, valued at $3,422,119.

Consolidated Portfolio of Investments September 30, 2025
Green Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
BANK LOAN OBLIGATIONS - 1.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$ 478,750 (a) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .778% 05/08/28 $ 478,750
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 478,750
UTILITIES - 1.4%
397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .449 12/15/27 397,673
1,141,375 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 05/30/29 1,141,735
995,000 (a) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163 04/30/31 985,985
TOTAL UTILITIES 2,525,393
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,999,509) 3,004,143
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 58.2%
AUTOMOBILES & COMPONENTS - 0.5%
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 921,326
TOTAL AUTOMOBILES & COMPONENTS 921,326
BANKS - 3.4%
500,000 Arab Energy Fund 5 .428 05/02/29 520,018
1,000,000 (b) Cooperatieve Rabobank UA 1 .106 02/24/27 987,124
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 996,750
2,500,000 JPMorgan Chase & Co 6 .070 10/22/27 2,549,711
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,012,382
TOTAL BANKS 6,065,985
CAPITAL GOODS - 0.7%
1,250,000 Conservation Fund 3 .474 12/15/29 1,177,991
TOTAL CAPITAL GOODS 1,177,991
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000 Nature Conservancy 1 .511 07/01/29 453,261
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 453,261
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2 .400 05/15/31 211,020
TOTAL CONSUMER DURABLES & APPAREL 211,020
CONSUMER SERVICES - 0.4%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 748,843
TOTAL CONSUMER SERVICES 748,843
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
1,000,000 SYSCO Corp 2 .400 02/15/30 925,186
1,575,000 Walmart, Inc 1 .800 09/22/31 1,389,550
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,314,736
ENERGY - 2.7%
800,000 (b) Amazon Conservation DAC 6 .034 01/16/42 826,000
2,500,000 CIF Capital Markets Mechanism plc 4 .750 01/22/28 2,547,796
1,000,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,039,029
575,000 (b) Raizen Fuels Finance S.A. 6 .450 03/05/34 557,757
TOTAL ENERGY 4,970,582
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
1,170,000 ERP Operating LP 4 .150 12/01/28 1,173,545
1,225,000 Host Hotels & Resorts LP 5 .700 07/01/34 1,254,694
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,428,239
FINANCIAL SERVICES - 5.3%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 973,441
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 978,797
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 1,001,056
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 993,200
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,017,727
1,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 1,122,457
1,000,000 Mastercard, Inc 1 .900 03/15/31 890,675
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 853,855

Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 5.3% (continued)
$ 1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150% 12/15/32 $ 975,201
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 282,553
465,129 (b) WLB Asset II C Pte Ltd 3 .900 12/23/25 459,464
TOTAL FINANCIAL SERVICES 9,548,426
FOOD, BEVERAGE & TOBACCO - 2.2%
2,000,000 (b) Mars, Inc 4 .650 04/20/31 2,029,560
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 253,125
1,000,000 PepsiCo, Inc 3 .900 07/18/32 976,574
1,000,000 PepsiCo, Inc 2 .875 10/15/49 671,096
TOTAL FOOD, BEVERAGE & TOBACCO 3,930,355
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 739,629
TOTAL HEALTH CARE EQUIPMENT & SERVICES 739,629
INSURANCE - 2.5%
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 1,043,358
EUR 600,000 (c) Pacific Life Global Funding II 3 .125 06/18/31 705,563
1,000,000 Prudential Financial, Inc 1 .500 03/10/26 988,415
2,000,000 (b) USAA Capital Corp 2 .125 05/01/30 1,832,041
TOTAL INSURANCE 4,569,377
MATERIALS - 2.6%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 764,994
1,000,000 Air Products and Chemicals, Inc 4 .850 02/08/34 1,016,145
685,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 720,060
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 1,033,353
900,000 Smurfit Kappa Treasury ULC 5 .200 01/15/30 925,186
171,125 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 176,900
TOTAL MATERIALS 4,636,638
MEDIA & ENTERTAINMENT - 0.5%
1,000,000 Alphabet, Inc 1 .100 08/15/30 875,811
TOTAL MEDIA & ENTERTAINMENT 875,811
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,000,000 Pfizer, Inc 2 .625 04/01/30 937,794
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 937,794
TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,000,000 Apple, Inc 3 .000 06/20/27 1,975,937
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,975,937
TELECOMMUNICATION SERVICES - 1.4%
1,025,000 (b) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 1,071,510
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 728,394
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 767,586
TOTAL TELECOMMUNICATION SERVICES 2,567,490
TRANSPORTATION - 1.0%
2,000,000 Norfolk Southern Corp 2 .300 05/15/31 1,805,424
TOTAL TRANSPORTATION 1,805,424
UTILITIES - 30.0%
600,000 (c) Abu Dhabi Future Energy Co Pjsc Masdar 4 .875 05/21/30 612,250
1,000,000 AES Corp 2 .450 01/15/31 895,542
1,000,000 AES Corp 7 .600 01/15/55 1,035,856
527,000 Ameren Illinois Co 2 .900 06/15/51 339,987
325,000 American Water Capital Corp 5 .250 03/01/35 333,335
900,000 (b) California Buyer Ltd 6 .375 02/15/32 922,438
570,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 558,210
1,075,000 (b) Comision Federal de Electricidad 6 .450 01/24/35 1,096,219
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 212,357
430,798 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 436,296
846,145 (b) Continental Wind LLC 6 .000 02/28/33 866,822
500,000 (b) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 519,370
1,000,000 Dominion Energy, Inc 2 .250 08/15/31 884,953
2,000,000 DTE Electric Co 1 .900 04/01/28 1,902,333
1,000,000 DTE Electric Co 3 .950 03/01/49 805,206
1,000,000 DTE Electric Co 3 .250 04/01/51 703,071

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 30.0% (continued)
$ 1,000,000 Duke Energy Carolinas LLC 2 .850% 03/15/32 $ 911,500
1,500,000 Duke Energy Carolinas LLC 3 .550 03/15/52 1,104,198
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 939,454
500,000 Duke Energy Florida LLC 2 .400 12/15/31 449,445
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 654,134
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 980,044
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 788,008
500,000 (b) Electricite de France S.A. 3 .625 10/13/25 499,798
1,000,000 Georgia Power Co 3 .250 04/01/26 995,122
350,000 (b) International Development Association 4 .500 02/12/35 357,079
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 892,383
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 987,878
500,000 MidAmerican Energy Co 2 .700 08/01/52 314,323
975,000 MidAmerican Energy Co 5 .850 09/15/54 1,026,568
1,050,000 MidAmerican Energy Co 5 .300 02/01/55 1,021,602
2,000,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 1,738,980
925,000 (b) New York State Electric & Gas Corp 5 .050 08/15/35 930,241
1,016,000 (b),(d) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,043,152
2,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 1,800,247
1,000,000 Northern States Power Co 5 .400 03/15/54 991,396
500,000 Northwest Natural Gas Co 3 .078 12/01/51 315,586
2,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 2,000,000
250,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 244,480
1,000,000 Pacific Gas and Electric Co 6 .700 04/01/53 1,069,324
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 991,052
529,000 Public Service Co of Colorado 3 .700 06/15/28 525,636
1,000,000 Public Service Co of Colorado 4 .100 06/15/48 802,229
500,000 Public Service Co of Colorado 5 .750 05/15/54 509,595
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 880,530
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 925,185
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 251,314
175,000 (b) RWE Finance US LLC 5 .875 04/16/34 183,846
1,075,000 (b) RWE Finance US LLC 5 .125 09/18/35 1,060,348
1,000,000 (b) RWE Finance US LLC 6 .250 04/16/54 1,037,644
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 563,358
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 652,029
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 828,933
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 683,231
642,821 (b) Solar Star Funding LLC 3 .950 06/30/35 615,322
171,413 (b) Solar Star Funding LLC 5 .375 06/30/35 176,367
1,000,000 Southern California Edison Co 2 .750 02/01/32 879,302
1,162,000 Southern California Edison Co 3 .650 06/01/51 803,099
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 674,595
916,100 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 776,853
906,154 (b) Topaz Solar Farms LLC 4 .875 09/30/39 792,885
866,998 (b) Topaz Solar Farms LLC 5 .750 09/30/39 878,850
162,222 (b) UEP Penonome II S.A. 6 .500 10/01/38 144,804
1,000,000 Union Electric Co 2 .150 03/15/32 871,342
1,000,000 Union Electric Co 2 .625 03/15/51 616,608
2,000,000 (b),(e) Vistra Corp 7 .000 N/A 2,030,540
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 959,836
TOTAL UTILITIES 54,294,520
TOTAL CORPORATE BONDS
(Cost $107,578,455) 105,173,384
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 21.7%
AGENCY SECURITIES - 0.5%
250,000 United States International Development Finance Corp 1 .650 04/15/28 239,065
136,827 United States International Development Finance Corp 1 .050 10/15/29 129,251
136,827 United States International Development Finance Corp 1 .790 10/15/29 131,076
136,827 United States International Development Finance Corp 2 .360 10/15/29 132,402

Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 203,811 United States International Development Finance Corp 1 .630% 07/15/38 $ 168,444
TOTAL AGENCY SECURITIES 800,238
FOREIGN GOVERNMENT BONDS - 11.7%
1,000,000 African Development Bank 5 .750 08/07/74 1,005,923
700,000 Arab Petroleum Investments Corp 1 .483 10/06/26 680,512
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 291,648
1,000,000 (b) Arab Petroleum Investments Corp 5 .428 05/02/29 1,040,035
750,000 Asian Development Bank 3 .125 09/26/28 738,164
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,009,580
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 245,286
150,000 (b) Dominican Republic International Bond 6 .600 06/01/36 156,975
2,500,000 (d) European Investment Bank 2 .125 04/13/26 2,476,060
830,000 European Investment Bank 3 .250 11/15/27 823,194
250,000 European Investment Bank 1 .625 10/09/29 230,695
1,500,000 European Investment Bank 0 .750 09/23/30 1,295,037
1,000,000 European Investment Bank 3 .750 02/14/33 984,387
1,000,000 Export Development Canada 4 .750 06/05/34 1,045,654
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 978,295
500,000 (f) International Bank for Reconstruction & Development 0 .000 03/31/28 491,584
1,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 1,530,795
180,000 International Finance Corp 2 .126 04/07/26 178,295
2,053,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 1,772,663
1,610,000 OMERS Finance Trust 3 .500 04/19/32 1,543,480
2,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 1,567,429
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 1,000,600
TOTAL FOREIGN GOVERNMENT BONDS 21,086,291
MORTGAGE BACKED - 0.2%
250,000 (a) Fannie Mae-Aces 1 .517 11/25/30 219,352
250,000 (a) Fannie Mae-Aces 1 .286 01/25/31 216,979
TOTAL MORTGAGE BACKED 436,331
MUNICIPAL BONDS - 7.0%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 818,272
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,038,754
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 173,447
500,000 California Statewide Communities Development Authority 2 .682 02/01/39 389,569
500,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 515,230
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 231,239
142,958 (g) City of Fort Wayne IN 10 .750 12/01/29 14
250,000 (b) County of Gallatin MT 11 .500 09/01/27 257,579
290,000 Klickitat County Public Utilities 3 .688 12/01/38 254,879
350,000 Maryland Economic Development Corp 5 .942 05/31/57 355,447
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 279,962
170,000 Morris County Improvement Authority 1 .298 06/15/27 163,094
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 201,126
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 195,214
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 104,221
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 136,819
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 137,690
2,000,000 (a),(b) New Hampshire Business Finance Authority 4 .400 02/01/29 2,000,000
850,000 (a),(b) New Hampshire Business Finance Authority 4 .270 07/01/33 850,000
1,840,000 New York State Energy Research & Development Authority 4 .521 04/01/26 1,840,000
100,000 New York State Energy Research & Development Authority 3 .927 04/01/27 100,000
240,000 (b),(f),(g) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,020,270
750,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 761,238
250,000 San Jose Financing Authority 4 .662 05/01/37 244,522
650,632 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 639,907
TOTAL MUNICIPAL BONDS 12,708,517
U.S. TREASURY SECURITIES - 2.3%
1,000,000 United States Treasury Note 3 .625 09/30/30 994,922
2,540,000 United States Treasury Note 4 .250 08/15/35 2,560,638
604,000 United States Treasury Note 4 .750 08/15/45 617,496

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 59,000 United States Treasury Note 4 .750% 05/15/55 $ 59,184
TOTAL U.S. TREASURY SECURITIES 4,232,240
TOTAL GOVERNMENT BONDS
(Cost $39,876,957) 39,263,617
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP 150,700
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 150,700
UTILITIES - 0.3%
20,000 Brookfield Infrastructure Partners LP 352,800
16,000 Brookfield Renewable Partners LP 302,560
TOTAL UTILITIES 655,360
TOTAL PREFERRED STOCKS
(Cost $1,150,000) 806,060
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.3%
ASSET BACKED - 10.0%
125,000 (a),(b) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 6 .365 10/15/35 5,251
1,000,000 (b) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 975,048
459,011 (b) EnFin Residential Solar Receivables Trust, Series 2024 2A 5 .980 09/20/55 439,342
1,000,000 (b) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 1,042,249
63,264 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 50,463
221,806 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 183,461
223,832 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 165,724
348,297 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 313,530
785,039 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 709,858
894,838 (b) GoodLeap Sustainable Home Solutions Trust, Series 2023 1GS 5 .520 02/22/55 843,499
213,956 (b) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 198,156
68,405 (b) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 66,106
104,513 (b) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 99,538
64,834 (b) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 62,423
32,264 (b) HERO Funding Trust, Series 2017 1A 4 .460 09/20/47 31,007
73,717 (b) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 67,618
148,541 (b) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 139,589
85,793 (b) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 74,941
900,000 (b) Hertz Vehicle Financing III LLC, Series 2023 2A 7 .130 09/25/29 936,444
129,815 (b) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 108,711
276,806 (b) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 243,490
94,456 (b) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 79,431
546,287 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .050 12/20/46 436,559
175,047 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .250 12/20/46 149,006
781,340 (b) Mosaic Solar Loan Trust, Series 2025 1A 6 .120 08/22/50 774,138
385,444 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 315,579
823,910 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 562,431
714,722 (b) Mosaic Solar Loan Trust, Series 2022 3A 6 .100 06/20/53 701,810
500,000 (b) Mosaic Solar Loan Trust, Series 2023 2A 8 .180 09/22/53 253,283
130,592 (b) Renew, Series 2021 1 2 .060 11/20/56 106,465
966,500 (b) Renew, Series 2024 2A 5 .326 11/20/60 924,933
964,986 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 816,373
835,814 (b) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 843,253
1,039,834 (b) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5 .630 07/20/51 1,041,029
194,505 (b) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 188,337
408,335 (b) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 390,483
264,735 (b) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 251,113
446,959 (b) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 428,550
197,671 (b) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 177,458
235,794 (b) Tesla Auto Lease Trust, Series 2023 B 6 .130 09/21/26 236,203
218,093 (b) Tesla Auto Lease Trust, Series 2024 B 4 .790 01/20/27 218,307
963,559 (b) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 966,480

Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 139,076 (b) Tesla Auto Lease Trust, Series 2023 A 5 .940% 07/20/27 $ 139,201
500,000 (b) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 502,779
236,002 (b) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 228,921
772,020 (b) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 711,586
TOTAL ASSET BACKED 18,200,156
OTHER MORTGAGE BACKED - 5.3%
250,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 1.764%), Series 2021 ACEN 5 .915 04/15/34 235,695
100,000 (b) BBCMS Trust, Series 2015 SRCH 4 .498 08/10/35 96,856
100,000 (b) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 95,647
500,000 (b) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 460,741
1,975,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 19,119
500,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 513,158
100,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 94,286
100,000 (b) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 100,551
850,000 (a),(b) Durst Commercial Mortgage Trust, Series 2025 151 5 .317 08/10/42 866,728
1,370,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%), Series 2021 DM 5 .650 11/15/36 1,363,870
250,000 (a),(b) MFT Mortgage Trust, Series 2020 B6 3 .392 08/10/40 177,435
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 286,418
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE 6 .980 07/15/36 398,186
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .480 07/15/36 169,766
325,000 (a),(b) NYC Commercial Mortgage Trust, Series 2025 300P 4 .879 07/13/42 326,930
11,470,000 (a),(b) NYC Commercial Mortgage Trust, Series 2021 909 0 .333 04/10/43 135,697
1,000,000 (b) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 921,875
730,448 (b) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 708,342
1,000,000 (a),(b) PENN Commercial Mortgage Trust, Series 2025 P11 5 .522 08/10/42 1,019,141
125,000 (b) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 106,279
400,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.419%), Series 2021 LIH 6 .570 11/15/36 399,523
1,000,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 1,041,680
TOTAL OTHER MORTGAGE BACKED 9,537,923
TOTAL STRUCTURED ASSETS
(Cost $29,248,074) 27,738,079
TOTAL LONG-TERM INVESTMENTS
(Cost $180,852,995) 175,985,283
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
1,174,230 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (i) 1,174,230
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,174,230) 1,174,230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.9%
REPURCHASE AGREEMENT - 1.9%
3,503,000 (j) Fixed Income Clearing Corporation 4 .200 10/01/25 3,503,000
TOTAL REPURCHASE AGREEMENT 3,503,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,503,000) 3,503,000
TOTAL INVESTMENTS - 99.9%
(Cost $185,530,225) 180,662,513
OTHER ASSETS & LIABILITIES, NET - 0.1% 90,381
NET ASSETS - 100.0% $ 180,752,894
EUR Euro
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $67,202,681 or 37.2% of Total
Investments.
(c) All or a portion of this security is owned by Nuveen Green Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,142,194.
(e) Perpetual security. Maturity date is not applicable.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $3,503,409 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 10/31/29, valued at $3,573,264.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 699,023 EUR 596,004 Bank of America, N.A. 10/10/25 $ (761)
Total  $ (761)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (761)
EUR Euro

High Yield
Portfolio of Investments September 30, 2025

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 5.2%
AUTOMOBILES & COMPONENTS - 0.3%
$ 1,946,450 (a) Dexko Global, Inc, (TSFR1M + 3.750%) 7 .999% 10/04/28 $ 1,922,343
3,053,550 (a) Dexko Global, Inc, (TSFR3M + 4.250%) 8 .409 10/04/28 3,034,466
TOTAL AUTOMOBILES & COMPONENTS 4,956,809
CAPITAL GOODS - 0.8%
9,800,938 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .502 02/28/31 9,807,161
5,959,270 (a) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6 .916 08/01/30 5,971,695
TOTAL CAPITAL GOODS 15,778,856
CONSUMER SERVICES - 0.4%
9,900,374 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .502 11/30/29 8,917,762
TOTAL CONSUMER SERVICES 8,917,762
ENERGY - 0.0%
394,513 Cloud Peak Energy Resources LLC 12 .000 05/03/27 394,513
TOTAL ENERGY 394,513
FOOD, BEVERAGE & TOBACCO - 0.5%
9,174,202 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .252 03/31/28 9,183,009
TOTAL FOOD, BEVERAGE & TOBACCO 9,183,009
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
4,949,906 (a) Heartland Dental, LLC, Term Loan, (TSFR1M + 3.750%) 7 .913 08/25/32 4,947,456
8,720,755 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6 .163 10/23/28 8,729,432
4,900,500 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .663 02/21/31 4,909,027
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,585,915
INSURANCE - 0.5%
4,962,500 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .163 11/06/30 4,960,192
5,000,000 (a) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .528 02/03/28 4,881,250
TOTAL INSURANCE 9,841,442
MEDIA & ENTERTAINMENT - 0.1%
2,669,535 (a) Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%) 7 .395 12/01/28 2,673,913
TOTAL MEDIA & ENTERTAINMENT 2,673,913
SOFTWARE & SERVICES - 1.4%
9,925,125 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 01/31/31 9,950,980
7,742,493 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .030 05/01/31 7,619,890
9,913,185 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6 .913 10/09/29 9,924,734
TOTAL SOFTWARE & SERVICES 27,495,604
TELECOMMUNICATION SERVICES - 0.3%
4,961,965 (a) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%) 6 .628 04/15/30 4,937,180
TOTAL TELECOMMUNICATION SERVICES 4,937,180
TOTAL BANK LOAN OBLIGATIONS
(Cost $103,295,118) 102,765,003
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
7,963 (b),(c) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (c) Bright Bidco BV 5,171
5,572 (c) Bright Bidco BV 1,304
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,475
TOTAL COMMON STOCKS
(Cost $779,432) 6,555
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 92.0%
AUTOMOBILES & COMPONENTS - 3.1%
2,535,000 (d) Clarios Global LP 6 .750 02/15/30 2,618,680
6,815,000 Goodyear Tire & Rubber Co 5 .000 07/15/29 6,581,071

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 3.1% (continued)
$ 4,650,000 Goodyear Tire & Rubber Co 5 .250% 07/15/31 $ 4,368,011
17,350,000 (d) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 17,415,410
6,615,000 (d) Phinia, Inc 6 .750 04/15/29 6,814,711
5,770,000 (d) Phinia, Inc 6 .625 10/15/32 5,946,753
13,535,000 ZF North America Capital, Inc 6 .750 04/23/30 13,208,526
4,780,000 (d) ZF North America Capital, Inc 7 .500 03/24/31 4,747,455
TOTAL AUTOMOBILES & COMPONENTS 61,700,617
CAPITAL GOODS - 5.1%
4,350,000 (d) AECOM 6 .000 08/01/33 4,447,396
7,277,000 (d) Albion Financing  SARL 7 .000 05/21/30 7,526,601
7,675,000 (d),(e) Alta Equipment Group, Inc 9 .000 06/01/29 7,163,418
5,000,000 (d) Camelot Return Merger Sub, Inc 8 .750 08/01/28 4,837,526
3,655,000 (d) Efesto Bidco S.p.A Efesto US LLC 7 .500 02/15/32 3,719,328
2,335,000 (d) Gates Corp 6 .875 07/01/29 2,422,913
2,555,000 (d) Goat Holdco LLC 6 .750 02/01/32 2,618,874
2,870,000 (d) Herc Holdings, Inc 6 .625 06/15/29 2,948,934
5,645,000 (d) Herc Holdings, Inc 7 .000 06/15/30 5,863,608
3,335,000 (d) Herc Holdings, Inc 7 .250 06/15/33 3,481,413
5,775,000 (d) Masterbrand, Inc 7 .000 07/15/32 5,968,035
3,655,000 (d) New Flyer Holdings, Inc 9 .250 07/01/30 3,912,196
9,675,000 (d) Quikrete Holdings, Inc 6 .375 03/01/32 10,021,791
4,000,000 (d) Standard Building Solutions, Inc 6 .250 08/01/33 4,053,541
5,790,000 (d) TransDigm, Inc 6 .875 12/15/30 5,999,222
4,035,000 (d) TransDigm, Inc 6 .625 03/01/32 4,154,214
10,000,000 (d) TransDigm, Inc 6 .375 05/31/33 10,112,429
7,430,000 (d) Trinity Industries, Inc 7 .750 07/15/28 7,685,577
3,975,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 4,202,008
TOTAL CAPITAL GOODS 101,139,024
COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
7,720,000 (d),(f) AMN Healthcare, Inc 6 .500 01/15/31 7,743,855
9,685,000 (d) ASGN, Inc 4 .625 05/15/28 9,506,950
3,425,000 (d),(f) Clean Harbors, Inc 5 .750 10/15/33 3,454,920
5,500,000 (d) Garda World Security Corp 4 .625 02/15/27 5,458,270
5,000,000 (d) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 5,304,470
2,400,000 (d) Neptune Bidco US, Inc 9 .290 04/15/29 2,356,056
1,128,000 (d) Prime Security Services Borrower LLC 5 .750 04/15/26 1,132,619
325,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 315,924
11,925,000 (d) RR Donnelley & Sons Co 9 .500 08/01/29 12,221,515
1,985,000 (d) Science Applications International Corp 5 .875 11/01/33 1,985,616
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 49,480,195
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.2%
8,000,000 (d) Academy Ltd 6 .000 11/15/27 7,995,434
5,240,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 5,031,618
7,440,000 (d) Bath & Body Works, Inc 6 .625 10/01/30 7,605,890
6,675,000 (d) Group 1 Automotive, Inc 4 .000 08/15/28 6,486,840
9,725,000 Kohl's Corp 4 .625 05/01/31 7,677,398
7,835,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 7,676,362
620,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 655,715
11,955,000 (d),(e) Macy's Retail Holdings LLC 6 .125 03/15/32 11,966,537
16,130,000 (d) Magic Mergeco, Inc 5 .250 05/01/28 14,846,196
10,000,000 (d) Magic Mergeco, Inc 7 .875 05/01/29 8,350,000
1,685,000 (d) Park River Holdings, Inc 8 .000 03/15/31 1,706,356
7,650,000 (d) Queen MergerCo, Inc 6 .750 04/30/32 7,920,781
10,000,000 (d) Staples, Inc 10 .750 09/01/29 9,887,695
1,515,000 (d) Veritiv Operating Co 10 .500 11/30/30 1,625,940
3,395,000 (d) Wayfair LLC 7 .250 10/31/29 3,500,383
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 102,933,145
CONSUMER DURABLES & APPAREL - 1.7%
9,650,000 (d) CD&R Smokey Buyer, Inc 9 .500 10/15/29 7,547,053
3,180,000 (d) Champ Acquisition Corp 8 .375 12/01/31 3,380,769
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,582,226
7,680,000 (d),(e) S&S Holdings LLC 8 .375 10/01/31 7,529,156

High Yield

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 1.7% (continued)
$ 2,560,000 (d) TopBuild Corp 5 .625% 01/31/34 $ 2,550,694
8,880,000 (d) Wolverine World Wide, Inc 4 .000 08/15/29 8,124,128
TOTAL CONSUMER DURABLES & APPAREL 33,714,026
CONSUMER SERVICES - 5.5%
7,260,000 (d),(e) Caesars Entertainment, Inc 6 .000 10/15/32 7,150,808
7,680,000 (d) Carnival Corp 5 .875 06/15/31 7,870,026
4,070,000 (d) Carnival Corp 5 .750 08/01/32 4,141,949
15,230,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 15,216,269
5,515,000 (d) Cinemark USA, Inc 5 .250 07/15/28 5,484,566
4,315,000 (d) Cinemark USA, Inc 7 .000 08/01/32 4,484,808
10,245,000 (d) Fertitta Entertainment LLC 4 .625 01/15/29 9,750,557
7,330,000 (d) Flutter Treasury DAC 5 .875 06/04/31 7,440,097
3,445,000 (d) Life Time, Inc 6 .000 11/15/31 3,499,996
5,015,000 (d) Light & Wonder International, Inc 6 .250 10/01/33 5,023,525
7,945,000 (d) Marriott Ownership Resorts, Inc 6 .500 10/01/33 7,908,647
6,900,000 (d) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 5,945,744
5,350,000 (d) Motion Finco Sarl 8 .375 02/15/32 4,626,049
2,500,000 (d) Muvico LLC 15 .000 02/19/29 2,711,150
3,835,000 (d) NCL Corp Ltd 5 .875 01/15/31 3,834,856
3,310,000 (d) NCL Corp Ltd 6 .250 09/15/33 3,327,132
5,425,000 (d) Six Flags Entertainment Corp 6 .625 05/01/32 5,527,061
5,510,000 (d) Wynn Resorts Finance LLC 6 .250 03/15/33 5,595,295
TOTAL CONSUMER SERVICES 109,538,535
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
8,020,000 (d),(e) Albertsons Cos, Inc 6 .500 02/15/28 8,146,391
3,545,000 (d) Albertsons Cos, Inc 6 .250 03/15/33 3,625,472
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 11,771,863
ENERGY - 13.1%
7,475,000 (d) Antero Midstream Partners LP 5 .750 10/15/33 7,441,854
2,000,000 (d) Archrock Partners LP 6 .250 04/01/28 2,002,766
3,945,000 (d) Archrock Partners LP 6 .625 09/01/32 4,046,710
6,800,000 (d) Ascent Resources Utica Holdings LLC 6 .625 10/15/32 6,939,176
2,315,000 (d) Ascent Resources Utica Holdings LLC 6 .625 07/15/33 2,353,571
12,050,000 (d),(e) Baytex Energy Corp 7 .375 03/15/32 11,798,238
1,602,439 (d) BORR IHC Ltd 10 .000 11/15/28 1,587,950
6,040,000 (d) Buckeye Partners LP 6 .750 02/01/30 6,273,440
2,820,000 (d) Chord Energy Corp 6 .000 10/01/30 2,800,365
8,500,000 (d) Chord Energy Corp 6 .750 03/15/33 8,612,104
6,090,000 (d) Civitas Resources, Inc 8 .375 07/01/28 6,312,583
3,235,000 (d) Civitas Resources, Inc 8 .750 07/01/31 3,314,293
8,620,000 (d) CNX Resources Corp 7 .250 03/01/32 8,942,619
5,055,000 (d) Delek Logistics Partners LP 7 .375 06/30/33 5,140,410
10,000,000 (g) Energy Transfer LP 7 .125 N/A 10,332,970
1,715,000 Genesis Energy LP 7 .875 05/15/32 1,788,666
2,420,000 Genesis Energy LP 8 .000 05/15/33 2,531,197
7,470,000 (d) Harvest Midstream I LP 7 .500 05/15/32 7,630,642
6,185,000 (d) Hilcorp Energy I LP 6 .000 04/15/30 6,078,292
6,166,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 5,938,229
7,585,000 (d) Hilcorp Energy I LP 6 .250 04/15/32 7,276,660
2,830,000 (d) Hilcorp Energy I LP 8 .375 11/01/33 2,972,287
2,700,000 (d) Howard Midstream Energy Partners LLC 6 .625 01/15/34 2,752,854
5,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 5,132,110
5,350,000 (d) Kodiak Gas Services LLC 7 .250 02/15/29 5,551,508
1,745,000 (d) Kodiak Gas Services LLC 6 .500 10/01/33 1,776,717
2,500,000 (d) Kodiak Gas Services LLC 6 .750 10/01/35 2,566,891
2,560,000 (d) Matador Resources Co 6 .250 04/15/33 2,572,029
7,395,000 (d) Noble Finance II LLC 8 .000 04/15/30 7,654,261
4,925,000 (d) PBF Holding Co LLC 7 .875 09/15/30 4,862,546
3,898,000 (d) Rockies Express Pipeline LLC 6 .750 03/15/33 4,068,791
5,200,000 South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 5,432,882
5,000,000 (d) Sunoco LP 5 .625 03/31/31 4,963,115
5,000,000 (d) Sunoco LP 6 .250 07/01/33 5,089,211

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 13.1% (continued)
$ 5,000,000 (d) Sunoco LP 5 .875% 03/15/34 $ 4,956,709
7,145,000 (d),(g) Sunoco LP 7 .875 N/A 7,257,248
5,000,000 (d) Talos Production, Inc 9 .000 02/01/29 5,170,140
889,385 (d) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 914,844
4,170,000 (d),(f) Transocean International Ltd 7 .875 10/15/32 4,170,000
3,622,619 (d) Transocean Titan Financing Ltd 8 .375 02/01/28 3,711,743
4,068,750 (d) Transocean, Inc 8 .750 02/15/30 4,281,021
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,719,388
9,520,000 (d) USA Compression Partners LP 7 .125 03/15/29 9,818,204
2,090,000 (d) USA Compression Partners LP 6 .250 10/01/33 2,097,995
4,535,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 4,694,042
8,275,000 (d),(e) Venture Global LNG, Inc 7 .000 01/15/30 8,562,682
10,375,000 (d) Venture Global LNG, Inc 9 .875 02/01/32 11,295,503
7,900,000 (d),(g) Venture Global LNG, Inc 9 .000 N/A 7,829,529
2,100,000 (d) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 2,210,581
6,180,000 (d),(f) Weatherford International Ltd 6 .750 10/15/33 6,184,299
TOTAL ENERGY 260,411,865
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
7,690,000 (d) Iron Mountain, Inc 7 .000 02/15/29 7,924,784
6,542,000 (d) Iron Mountain, Inc 6 .250 01/15/33 6,672,938
6,300,000 (d) Millrose Properties, Inc 6 .375 08/01/30 6,407,037
4,175,000 (d) Millrose Properties, Inc 6 .250 09/15/32 4,185,912
9,130,000 (e) MPT Operating Partnership LP 5 .000 10/15/27 8,844,484
2,175,000 (d) MPT Operating Partnership LP 8 .500 02/15/32 2,311,072
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 36,346,227
FINANCIAL SERVICES - 12.0%
6,658,000 (d) Azorra Finance Ltd 7 .250 01/15/31 6,932,915
8,060,000 Block, Inc 6 .500 05/15/32 8,342,148
6,280,000 (d) Burford Capital Global Finance LLC 7 .500 07/15/33 6,390,528
5,087,500 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 4,699,982
9,055,750 (d) Compass Group Diversified Holdings LLC 5 .000 01/15/32 8,093,580
3,225,000 (d) CrossCountry Intermediate HoldCo LLC 6 .500 10/01/30 3,236,867
15,210,000 (d) Encore Capital Group, Inc 8 .500 05/15/30 16,152,199
8,330,000 (d) Encore Capital Group, Inc 6 .625 04/15/31 8,305,759
9,270,000 (d) FirstCash, Inc 6 .875 03/01/32 9,581,546
7,850,000 (d) Freedom Mortgage Holdings LLC 8 .375 04/01/32 8,227,977
4,990,000 (d) Freedom Mortgage Holdings LLC 7 .875 04/01/33 5,140,583
1,696,000 (d) HAT Holdings I LLC 3 .375 06/15/26 1,679,430
10,900,000 (d) Hunt Cos, Inc 5 .250 04/15/29 10,626,902
450,000 Icahn Enterprises LP 6 .250 05/15/26 449,468
10,320,000 Icahn Enterprises LP 5 .250 05/15/27 10,144,005
14,275,000 Icahn Enterprises LP 4 .375 02/01/29 12,322,316
12,650,000 (d) Jane Street Group 6 .125 11/01/32 12,821,524
4,000,000 Navient Corp 5 .000 03/15/27 3,981,978
9,260,000 Navient Corp 4 .875 03/15/28 9,078,818
5,450,000 (e) Navient Corp 5 .500 03/15/29 5,342,691
75,000 OneMain Finance Corp 7 .125 03/15/26 75,678
5,000,000 OneMain Finance Corp 3 .500 01/15/27 4,886,613
9,110,000 OneMain Finance Corp 6 .125 05/15/30 9,225,560
10,000,000 OneMain Finance Corp 4 .000 09/15/30 9,295,562
4,900,000 (d) Osaic Holdings, Inc 6 .750 08/01/32 5,060,896
8,120,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 8,617,732
5,000,000 (d) PennyMac Financial Services, Inc 7 .125 11/15/30 5,206,310
5,645,000 (d) Rocket Cos, Inc 6 .375 08/01/33 5,826,284
4,820,000 (d) Starwood Property Trust, Inc 6 .000 04/15/30 4,893,259
4,065,000 (d) Starwood Property Trust, Inc 6 .500 07/01/30 4,204,606
6,725,000 (d),(e),(g),(h) UBS Group AG. 6 .600 N/A 6,760,985
6,000,000 (d) UWM Holdings LLC 6 .625 02/01/30 6,103,699
8,900,000 (d),(e) VistaJet Malta Finance plc 6 .375 02/01/30 8,674,639
5,635,000 (d) Walker & Dunlop, Inc 6 .625 04/01/33 5,762,614

High Yield

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 12.0% (continued)
$ 4,000,000 (d) WEX, Inc 6 .500% 03/15/33 $ 4,085,132
TOTAL FINANCIAL SERVICES 240,230,785
FOOD, BEVERAGE & TOBACCO - 2.0%
5,615,000 (d) Darling Ingredients, Inc 6 .000 06/15/30 5,668,685
10,000,000 (d) Post Holdings, Inc 6 .375 03/01/33 10,093,090
5,000,000 (d) Primo Water Holdings, Inc 6 .250 04/01/29 4,995,870
9,145,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 8,869,762
9,515,000 (d) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 9,517,055
TOTAL FOOD, BEVERAGE & TOBACCO 39,144,462
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
3,000,000 (d) CHS 5 .250 05/15/30 2,713,933
7,030,000 (d) CHS 10 .875 01/15/32 7,445,452
5,300,000 (d) CHS 9 .750 01/15/34 5,429,850
5,000,000 CVS Health Corp 7 .000 03/10/55 5,248,715
11,160,000 (d) DaVita, Inc 4 .625 06/01/30 10,695,620
6,540,000 (d) DaVita, Inc 3 .750 02/15/31 5,989,974
2,400,000 (d) DaVita, Inc 6 .875 09/01/32 2,479,286
5,360,000 (d) DaVita, Inc 6 .750 07/15/33 5,527,221
2,225,000 (d) Global Medical Response, Inc 7 .375 10/01/32 2,290,215
6,578,000 (d) IQVIA, Inc 6 .250 06/01/32 6,763,111
4,000,000 (d) LifePoint Health, Inc 11 .000 10/15/30 4,408,628
2,400,000 (d) Molina Healthcare, Inc 6 .250 01/15/33 2,426,662
9,545,000 (d) Prime Healthcare Services, Inc 9 .375 09/01/29 9,926,800
8,580,000 (d) Radiology Partners, Inc 8 .500 07/15/32 8,878,895
1,000,000 (d) Star Parent, Inc 9 .000 10/01/30 1,057,193
8,745,000 (d) Team Health Holdings, Inc 8 .375 06/30/28 8,933,018
TOTAL HEALTH CARE EQUIPMENT & SERVICES 90,214,573
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,840,000 (d) Coty, Inc 6 .625 07/15/30 5,967,073
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,967,073
INSURANCE - 4.0%
3,710,000 (d) Acrisure LLC 6 .750 07/01/32 3,820,128
10,625,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 10,448,593
9,305,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 9,469,931
10,000,000 (d) Alliant Holdings Intermediate LLC 6 .500 10/01/31 10,224,327
2,400,000 (d) APH Somerset Investor 2 LLC 7 .875 11/01/29 2,504,688
9,640,000 (d) Ardonagh Finco Ltd 7 .750 02/15/31 10,087,190
8,270,000 (d) HUB International Ltd 7 .250 06/15/30 8,624,825
18,520,000 (d) Panther Escrow Issuer LLC 7 .125 06/01/31 19,262,985
4,965,000 (d) Ryan Specialty LLC 5 .875 08/01/32 5,020,539
TOTAL INSURANCE 79,463,206
MATERIALS - 4.4%
5,000,000 (d) ,NV Chemicals Corp 7 .000 12/01/31 5,268,065
7,225,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 7,649,808
6,110,000 (d) Avient Corp 7 .125 08/01/30 6,278,868
2,000,000 (d) Avient Corp 6 .250 11/01/31 2,031,047
5,940,000 (d) Compass Minerals International, Inc 8 .000 07/01/30 6,208,351
8,900,000 (d) EverArc Escrow Sarl 5 .000 10/30/29 8,710,943
2,400,000 (d) Methanex US Operations, Inc 6 .250 03/15/32 2,441,923
14,685,000 (d) Mineral Resources Ltd 8 .000 11/01/27 14,968,334
1,655,000 (d),(f) Mineral Resources Ltd 7 .000 04/01/31 1,676,409
9,800,000 (d) Olin Corp 6 .625 04/01/33 9,850,548
3,270,000 (d) Olympus Water US Holding Corp 6 .750 08/01/32 3,221,322
6,330,000 (d) Qnity Electronics, Inc 5 .750 08/15/32 6,378,277
2,030,000 (d) Qnity Electronics, Inc 6 .250 08/15/33 2,073,008
6,410,000 (d),(e) Sealed Air Corp 6 .500 07/15/32 6,638,895
2,135,000 (d) Solstice Advanced Materials, Inc 5 .625 09/30/33 2,142,054
2,000,000 (d) WR Grace Holdings LLC 6 .625 08/15/32 1,977,560
TOTAL MATERIALS 87,515,412
MEDIA & ENTERTAINMENT - 9.6%
1,800,000 (d) Advantage Sales & Marketing, Inc 6 .500 11/15/28 1,549,299
4,860,000 (d) Arches Buyer, Inc 4 .250 06/01/28 4,762,514

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 9.6% (continued)
$ 5,120,000 (d) CCO Holdings LLC 5 .375% 06/01/29 $ 5,085,858
12,250,000 (d) CCO Holdings LLC 4 .500 08/15/30 11,569,080
9,025,000 (d) CCO Holdings LLC 4 .250 02/01/31 8,314,113
10,800,000 CCO Holdings LLC 4 .500 05/01/32 9,828,715
10,000,000 Charter Communications Operating LLC 4 .400 12/01/61 6,929,082
2,990,000 (d) CSC Holdings LLC 5 .500 04/15/27 2,837,894
4,960,000 (d) DIRECTV Financing LLC 8 .875 02/01/30 4,899,098
11,170,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 11,157,467
4,200,000 (d) DISH Network Corp 11 .750 11/15/27 4,444,679
6,995,000 (d) Gray Media, Inc 7 .250 08/15/33 6,931,714
4,200,000 (d) Gray Television, Inc 10 .500 07/15/29 4,541,255
4,900,000 (d) Gray Television, Inc 4 .750 10/15/30 3,754,625
7,500,000 (d) McGraw-Hill Education, Inc 7 .375 09/01/31 7,792,118
7,000,000 (d),(e) Scripps Escrow II, Inc 3 .875 01/15/29 6,166,884
4,000,000 (d) Sirius XM Radio, Inc 5 .000 08/01/27 3,980,792
1,980,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,857,061
3,745,000 (d),(e) Sirius XM Radio, Inc 3 .875 09/01/31 3,394,027
9,425,000 (d) Sunrise FinCo I BV 4 .875 07/15/31 8,978,726
5,000,000 (d) Sunrise HoldCo IV BV 5 .500 01/15/28 4,984,352
10,900,000 (d) Univision Communications, Inc 4 .500 05/01/29 10,281,175
6,214,000 (d) Univision Communications, Inc 8 .500 07/31/31 6,416,837
1,240,000 (d) Univision Communications, Inc 9 .375 08/01/32 1,321,427
17,665,000 (d) Virgin Media Secured Finance plc 5 .500 05/15/29 17,465,292
11,175,000 (d) VZ Secured Financing BV 5 .000 01/15/32 10,110,226
5,000,000 (e) Warnermedia Holdings, Inc 4 .279 03/15/32 4,581,250
6,825,000 Warnermedia Holdings, Inc 5 .050 03/15/42 5,448,534
4,550,000 Warnermedia Holdings, Inc 5 .141 03/15/52 3,389,750
9,672,000 (d) Ziff Davis, Inc 4 .625 10/15/30 9,115,743
TOTAL MEDIA & ENTERTAINMENT 191,889,587
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
5,000,000 (d) 1261229 BC Ltd 10 .000 04/15/32 5,125,260
13,850,000 (d) Bausch Health Cos, Inc 4 .875 06/01/28 12,395,750
6,610,000 (d) Organon & Co 7 .875 05/15/34 6,123,510
10,200,000 (d) Organon Finance  LLC 5 .125 04/30/31 8,935,700
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 32,580,220
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
12,655,400 (d) Anywhere Real Estate Group LLC 7 .000 04/15/30 12,807,296
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 3,317,380
7,000,000 (e) Kennedy-Wilson, Inc 5 .000 03/01/31 6,511,489
742,000 (d) Realogy Group LLC 5 .250 04/15/30 692,647
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 23,328,812
SOFTWARE & SERVICES - 1.5%
12,900,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 12,902,864
3,375,000 (d) CA Magnum Holdings 5 .375 10/31/26 3,360,211
2,847,000 (d) Fair Isaac Corp 6 .000 05/15/33 2,882,426
11,000,180 (d) Rackspace Finance LLC 3 .500 05/15/28 4,553,414
6,000,000 (d) Rocket Software, Inc 9 .000 11/28/28 6,184,932
TOTAL SOFTWARE & SERVICES 29,883,847
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
9,335,000 (d) Imola Merger Corp 4 .750 05/15/29 9,079,451
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,079,451
TELECOMMUNICATION SERVICES - 5.0%
5,000,000 (d),(i) Altice France S.A. 8 .125 02/01/27 4,758,576
3,430,000 (d) Digicel International Finance Ltd 8 .625 08/01/32 3,526,668
230,000 (d) Frontier Communications Corp 5 .000 05/01/28 229,483
8,720,000 (d) Iliad Holding SASU 7 .000 10/15/28 8,859,785
5,000,000 (d) Iliad Holding SASU 8 .500 04/15/31 5,362,465
5,560,000 (d) Level 3 Financing, Inc 6 .875 06/30/33 5,666,641
7,510,000 (d) Level 3 Financing, Inc 7 .000 03/31/34 7,639,991
6,160,000 (d) Maya SAS 7 .000 04/15/32 6,281,993
10,000,000 Rogers Communications, Inc 7 .000 04/15/55 10,425,010
7,700,000 (d) Sable International Finance Ltd 7 .125 10/15/32 7,818,488

High Yield

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 5.0% (continued)
$ 7,500,000 TELUS Corp 6 .625% 10/15/55 $ 7,721,327
2,050,000 (d) Vmed O2 UK Financing I plc 4 .250 01/31/31 1,900,690
11,350,000 (d) Windstream Escrow LLC 8 .250 10/01/31 11,757,197
2,555,000 (d),(f) Windstream Services LLC 7 .500 10/15/33 2,554,310
7,963,780 (d),(f) Zayo Group Holdings, Inc 9 .250 03/09/30 7,625,319
7,313,000 (d) Zegona Finance plc 8 .625 07/15/29 7,784,688
TOTAL TELECOMMUNICATION SERVICES 99,912,631
TRANSPORTATION - 1.4%
4,460,000 (d) Air Transport Services Group, Inc 7 .250 03/15/32 4,696,523
6,805,000 (d),(e) American Airlines, Inc 7 .250 02/15/28 6,971,416
2,500,000 (d) American Airlines, Inc 5 .750 04/20/29 2,509,564
4,410,000 (d) Genesee & Wyoming, Inc 6 .250 04/15/32 4,481,186
5,000,000 (d) VistaJet Malta Finance plc 7 .875 05/01/27 5,077,965
1,800,000 (d),(e) VistaJet Malta Finance plc 9 .500 06/01/28 1,873,844
2,805,000 (d) XPO, Inc 7 .125 06/01/31 2,934,821
TOTAL TRANSPORTATION 28,545,319
UTILITIES - 5.5%
2,425,000 (d) AltaGas Ltd 7 .200 10/15/54 2,508,452
6,400,000 (d) California Buyer Ltd 6 .375 02/15/32 6,559,558
6,020,000 (d) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 6,253,215
4,290,000 (d) Ferrellgas LP 5 .375 04/01/26 4,246,774
18,678,000 (d) Ferrellgas LP 5 .875 04/01/29 17,382,529
7,500,000 (d) NRG Energy, Inc 6 .000 02/01/33 7,616,782
5,000,000 (d) NRG Energy, Inc 5 .750 01/15/34 4,994,897
6,000,000 (d) NRG Energy, Inc 6 .250 11/01/34 6,150,546
1,800,000 (d) Suburban Propane Partners LP 5 .000 06/01/31 1,712,682
9,836,000 (d) Superior Plus LP 4 .500 03/15/29 9,489,942
20,090,000 (d) Talen Energy Supply LLC 8 .625 06/01/30 21,326,319
10,000,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 9,927,830
4,310,000 (d) Vistra Operations Co LLC 7 .750 10/15/31 4,560,808
2,400,000 (d),(e) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 2,515,200
4,185,000 (d) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 4,388,763
TOTAL UTILITIES 109,634,297
TOTAL CORPORATE BONDS
(Cost $1,828,910,564) 1,834,425,172
TOTAL LONG-TERM INVESTMENTS
(Cost $1,932,985,114) 1,937,196,730
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.1%
61,385,456 (j) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (k) 61,385,456
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $61,385,456) 61,385,456
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.6%
REPURCHASE AGREEMENT - 2.4%
47,531,000 (l) Fixed Income Clearing Corporation 4 .200 10/01/25 47,531,000
TOTAL REPURCHASE AGREEMENT 47,531,000
TREASURY DEBT - 0.2%
5,000,000 United States Treasury Bill 0 .000 10/16/25 4,991,554
TOTAL TREASURY DEBT 4,991,554
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,522,271) 52,522,554
TOTAL INVESTMENTS - 102.9%
(Cost $2,046,892,841) 2,051,104,740
OTHER ASSETS & LIABILITIES, NET - (2.9)% (57,723,508)
NET ASSETS - 100.0% $ 1,993,381,232

See Notes to Financial Statements
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,629,812,263 or 79.5% of Total
Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,118,164.
(f) When-issued or delayed delivery security.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $47,536,545 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 10/31/29, valued at $48,481,745.

Short Duration Impact Bond
Portfolio of Investments September 30, 2025

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 86.3%
BANK LOAN OBLIGATIONS - 1.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$ 478,750 (a) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .778% 05/08/28 $ 478,750
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 478,750
UTILITIES - 0.8%
397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .449 12/15/27 397,673
645,125 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 05/30/29 645,328
TOTAL UTILITIES 1,043,001
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,512,508) 1,521,751
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 29.2%
AUTOMOBILES & COMPONENTS - 0.2%
200,000 Toyota Motor Corp 4 .450 06/30/30 202,091
TOTAL AUTOMOBILES & COMPONENTS 202,091
BANKS - 9.9%
500,000 (b) Bank of America Corp 6 .625 N/A 520,244
250,000 (c) BNP Paribas S.A. 1 .675 06/30/27 245,029
1,000,000 CitiBank NA 4 .876 11/19/27 1,007,790
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 996,750
275,000 Deutsche Bank AG. 6 .819 11/20/29 294,156
750,000 (c) Federation des Caisses Desjardins du Quebec 1 .200 10/14/26 729,549
600,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 621,964
400,000 (c) Federation des Caisses Desjardins du Quebec 4 .565 08/26/30 402,213
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,039,769
925,000 JPMorgan Chase & Co 5 .571 04/22/28 945,203
500,000 M&T Bank Corp 4 .833 01/16/29 506,191
550,000 Morgan Stanley Bank NA 5 .504 05/26/28 562,122
275,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 279,107
1,385,000 (c) Royal Bank of Canada 4 .784 12/12/25 1,386,430
250,000 (c) Royal Bank of Canada 1 .050 09/14/26 243,343
1,000,000 (c) Royal Bank of Canada 4 .851 12/14/26 1,010,849
350,000 Royal Bank of Canada 6 .750 08/24/85 361,024
TOTAL BANKS 12,151,733
CAPITAL GOODS - 0.6%
500,000 Johnson Controls International plc 1 .750 09/15/30 443,218
300,000 Nature Conservancy 2 .668 03/01/26 298,055
TOTAL CAPITAL GOODS 741,273
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
500,000 Capital Impact Partners 5 .335 08/01/30 509,406
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 509,406
CONSUMER SERVICES - 0.2%
250,000 Trustees of Dartmouth College 4 .273 06/01/30 251,773
TOTAL CONSUMER SERVICES 251,773
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
500,000 SYSCO Corp 5 .100 09/23/30 515,500
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 515,500
ENERGY - 0.6%
500,000 (c) New York State Electric & Gas Corp 5 .650 08/15/28 519,514
250,000 Williams Cos, Inc 5 .400 03/02/26 251,126
TOTAL ENERGY 770,640
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
180,000 (c),(d) Starwood Property Trust, Inc 5 .250 10/15/28 180,052
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 180,052
FINANCIAL SERVICES - 2.8%
250,000 BB Blue Financing DAC 4 .395 09/20/29 243,360
250,000 (c) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 247,812
250,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 256,819

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.8% (continued)
$ 274,000 (c) HAT Holdings I LLC 3 .375% 06/15/26 $ 271,323
500,000 Low Income Investment Fund 3 .711 07/01/29 481,205
500,000 Private Export Funding Corp 1 .400 07/15/28 466,793
250,000 Private Export Funding Corp 4 .300 12/15/28 252,569
263,000 (c) Starwood Property Trust, Inc 6 .500 10/15/30 271,670
232,565 (c) WLB Asset II C Pte Ltd 3 .900 12/23/25 229,732
250,000 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 240,926
250,000 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 261,112
250,000 (c) WLB Asset VII Pte Ltd 5 .880 07/30/29 252,025
TOTAL FINANCIAL SERVICES 3,475,346
FOOD, BEVERAGE & TOBACCO - 0.2%
275,000 Campbell Soup Co 5 .200 03/21/29 282,383
TOTAL FOOD, BEVERAGE & TOBACCO 282,383
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
500,000 International Finance Facility for Immunisation Co 4 .750 11/03/25 500,052
500,000 International Finance Facility for Immunisation Co 4 .125 10/29/27 503,374
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,003,426
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
1,000,000 Unilever Capital Corp 4 .875 09/08/28 1,027,499
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,027,499
INSURANCE - 0.9%
607,000 (c) Metropolitan Life Global Funding I 4 .400 06/30/27 610,765
500,000 Prudential Financial, Inc 1 .500 03/10/26 494,208
TOTAL INSURANCE 1,104,973
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
250,000 Bridge Housing Corp 3 .250 07/15/30 234,343
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 234,343
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
500,000 Apple, Inc 3 .000 06/20/27 493,984
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 493,984
TRANSPORTATION - 1.5%
394,502 (c) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 388,517
764,111 (c) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 748,749
18,511 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 18,392
750,000 Norfolk Southern Corp 2 .300 05/15/31 677,034
TOTAL TRANSPORTATION 1,832,692
UTILITIES - 9.1%
1,000,000 Abu Dhabi Future Energy Co Pjsc Masdar 4 .875 05/21/30 1,020,417
580,000 AES Corp 2 .450 01/15/31 519,414
475,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 478,416
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 604,271
250,000 (c) Comision Federal de Electricidad 5 .700 01/24/30 253,750
500,000 Connecticut Light and Power Co 4 .650 01/01/29 509,084
215,399 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 218,148
423,073 (c) Continental Wind LLC 6 .000 02/28/33 433,411
250,000 (c) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 259,685
1,000,000 DTE Electric Co 1 .900 04/01/28 951,167
560,000 (c) Electricite de France S.A. 3 .625 10/13/25 559,773
425,000 (c) International Development Association 4 .375 11/27/29 434,555
450,000 (c) International Development Association 4 .000 06/11/30 453,185
500,000 (c) Liberty Utilities Finance GP 2 .050 09/15/30 446,191
500,000 MidAmerican Energy Co 3 .650 04/15/29 492,710
237,000 (c),(e) NextEra Energy Operating Partners LP 7 .250 01/15/29 243,334
459,334 PG&E Recovery Funding LLC 4 .838 06/01/33 467,591
250,000 Public Service Co of Colorado 3 .700 06/15/28 248,410
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 281,679
258,146 SCE Recovery Funding LLC 1 .977 11/15/28 249,549
685,651 (c) Solar Star Funding LLC 5 .375 06/30/35 705,469
275,000 Southern California Edison Co 4 .875 02/01/27 276,587

Short Duration Impact Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 9.1% (continued)
$ 1,000,000 Zions Bancorp NA 4 .704% 08/18/28 $ 1,003,108
TOTAL UTILITIES 11,109,904
TOTAL CORPORATE BONDS
(Cost $35,456,249) 35,887,018
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 42.6%
AGENCY SECURITIES - 0.8%
11,184 Sandalwood LLC 2 .821 02/12/26 11,155
638,408 Thirax  LLC 0 .968 01/14/33 563,580
136,827 United States International Development Finance Corp 1 .050 10/15/29 129,251
136,827 United States International Development Finance Corp 1 .790 10/15/29 131,076
138,436 Windermere Aviation LLC 2 .351 05/27/26 137,003
TOTAL AGENCY SECURITIES 972,065
FOREIGN GOVERNMENT BONDS - 7.7%
500,000 African Development Bank 4 .125 02/25/27 502,301
700,000 Arab Petroleum Investments Corp 1 .483 10/06/26 680,512
1,000,000 (c) Arab Petroleum Investments Corp 5 .428 05/02/29 1,040,035
500,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 494,300
250,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 252,395
200,000 (a) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .879 08/16/27 201,292
300,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .879 08/16/27 301,938
250,000 (c) BNG Bank NV 3 .500 05/19/28 248,528
250,000 Canada Government International Bond 4 .000 03/18/30 252,543
450,000 Export Development Canada 3 .875 02/14/28 451,978
250,000 Inter-American Investment Corp 0 .625 02/10/26 246,883
500,000 Inter-American Investment Corp 4 .126 02/15/28 503,732
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 244,574
500,000 (f) International Bank for Reconstruction & Development 0 .000 03/31/28 491,584
1,000,000 International Finance Corp 2 .126 04/07/26 990,529
250,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 245,847
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 505,516
250,000 Japan International Cooperation Agency 4 .000 05/23/28 250,687
200,000 Japan International Cooperation Agency 4 .250 05/22/30 202,446
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 486,198
500,000 OPEC Fund for International Development 4 .500 01/26/26 500,300
500,000 Province of Ontario Canada 1 .125 10/07/30 436,975
TOTAL FOREIGN GOVERNMENT BONDS 9,531,093
MORTGAGE BACKED - 0.1%
50,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 52,000
30,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .056 07/25/43 31,030
TOTAL MORTGAGE BACKED 83,030
MUNICIPAL BONDS - 6.9%
550,000 Broomfield Urban Renewal Authority 4 .650 12/01/27 557,900
500,000 (c) Chester Upland School District 5 .330 12/30/25 495,942
117,179 (g) City of Fort Wayne IN 10 .750 12/01/29 12
250,000 City of North Platte NE Combined Utilities Revenue 4 .388 12/15/27 252,527
250,000 (c) County of Gallatin MT 11 .500 09/01/27 257,579
500,000 (d) Hidalgo County Drain District No 3 .939 09/01/26 500,153
470,000 Illinois Housing Development Authority 3 .330 04/01/26 468,418
350,000 (c) Iowa Finance Authority 7 .000 11/01/27 354,774
250,000 Jersey City Municipal Utilities Authority 4 .800 05/01/26 250,488
250,000 Montgomery County Housing Opportunities Commission 4 .352 12/01/26 251,768
140,000 Mount Diablo Unified School District 5 .548 08/01/27 142,381
1,000,000 (a),(c) New Hampshire Business Finance Authority 4 .400 02/01/29 1,000,000
1,000,000 New York State Energy Research & Development Authority 3 .945 04/01/26 1,000,000
250,000 New York State Energy Research & Development Authority 5 .739 04/01/26 250,481
815,000 New York State Energy Research & Development Authority 5 .822 04/01/27 819,021
350,000 New York State Energy Research & Development Authority 6 .222 04/01/40 360,794
250,000 Pharr Economic Development Corp 3 .016 08/15/26 248,303
600,000 San Diego Unified School District 3 .915 07/01/28 602,080
216,877 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 213,302

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 250,000 Village of Deerfield IL 4 .000% 12/01/28 $ 249,947
250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 243,845
TOTAL MUNICIPAL BONDS 8,519,715
U.S. TREASURY SECURITIES - 27.1%
17,179,000 United States Treasury Note 3 .500 09/30/27 17,142,093
1,705,000 United States Treasury Note 3 .375 09/15/28 1,693,411
9,466,000 United States Treasury Note 3 .625 09/30/30 9,417,931
5,000,000 United States Treasury Note/Bond 2 .250 11/15/25 4,989,453
TOTAL U.S. TREASURY SECURITIES 33,242,888
TOTAL GOVERNMENT BONDS
(Cost $52,366,983) 52,348,791
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.3%
ASSET BACKED - 8.2%
446,542 (c) Air Canada 2020-2, Class A Pass Through Trust, Series 2020 A 5 .250 04/01/29 456,602
250,000 (c) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 244,202
500,000 (c) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 487,524
768,456 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 757,516
175,258 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 167,859
164,462 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 157,134
250,000 (c) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 253,897
250,000 (c) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 260,562
300,000 (c) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 309,217
221,805 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 183,460
223,832 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 165,724
427,912 (c) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 396,311
68,405 (c) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 66,106
104,513 (c) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 99,538
85,793 (c) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 74,941
500,000 (c) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 514,961
83,375 (c) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 73,340
188,911 (c) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 158,863
241,622 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 197,826
205,977 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 140,608
21,532 (c) Renew, Series 2017 1A 3 .670 09/20/52 20,113
178,275 (c) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 152,476
233,205 (c) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 197,290
218,276 (c) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 199,881
408,335 (c) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 390,483
264,735 (c) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 251,113
257,484 (c) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 231,545
250,000 (c) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 247,679
147,825 (c) Tesla Auto Lease Trust, Series 2023 B 6 .130 09/21/26 148,081
327,140 (c) Tesla Auto Lease Trust, Series 2024 B 4 .790 01/20/27 327,461
477,662 (c) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 479,110
139,076 (c) Tesla Auto Lease Trust, Series 2023 A 5 .940 07/20/27 139,201
500,000 (c) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 502,779
73,782 (c) Tesla Electric Vehicle Trust, Series 2023 1 5 .540 12/21/26 73,853
1,304,754 (c) Tesla Sustainable Energy Trust, Series 2024 1A 5 .080 06/21/50 1,313,927
236,002 (c) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 228,921
TOTAL ASSET BACKED 10,070,104
OTHER MORTGAGE BACKED - 5.1%
200,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .515 04/15/34 183,681
250,000 (c) BX Trust, Series 2022 CLS 6 .300 10/13/27 252,169
250,000 (a),(c) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .640 01/17/39 249,887
750,000 (a),(c) BX TRUST, (TSFR1M + 2.090%), Series 2022 AHP 6 .240 01/17/39 749,565
975,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 9,438
250,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 256,579
100,000 (c) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 100,551
27,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7 .956 07/25/42 28,104
1,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%), Series 2021 DM 5 .650 11/15/36 995,525

Short Duration Impact Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 8,213 GS Mortgage Securities Trust, Series 2016 GS2 2 .922% 05/10/49 $ 8,194
315,000 (a),(c) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5 .950 10/15/40 316,575
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 204,242
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 6 .030 07/15/36 232,719
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 213,321
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .480 07/15/36 169,766
182,612 (c) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 177,086
27,382,754 (a),(c) SLG Office Trust, Series 2021 OVA 0 .258 07/15/41 324,488
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5 .522 11/15/36 498,966
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5 .921 11/15/36 499,019
270,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 6 .220 11/15/36 269,325
500,000 (a),(c) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5 .693 08/15/42 500,441
TOTAL OTHER MORTGAGE BACKED 6,239,641
TOTAL STRUCTURED ASSETS
(Cost $16,721,904) 16,309,745
TOTAL LONG-TERM INVESTMENTS
(Cost $106,057,644) 106,067,305
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
249,480 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (i) 249,480
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $249,480) 249,480
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 12.6%
REPURCHASE AGREEMENT - 12.6%
15,409,000 (j) Fixed Income Clearing Corporation 4 .200 10/01/25 15,409,000
TOTAL REPURCHASE AGREEMENT 15,409,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,409,000) 15,409,000
TOTAL INVESTMENTS - 99.1%
(Cost $121,716,124) 121,725,785
OTHER ASSETS & LIABILITIES, NET - 0.9% 1,125,205
NET ASSETS - 100.0% $ 122,850,990
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $32,499,911 or 26.7% of Total
Investments.
(d) When-issued or delayed delivery security.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $243,334.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $15,410,798 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 5/15/30, valued at $15,717,232.

Portfolio of Investments September 30, 2025
Short Term Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 88.5%
BANK LOAN OBLIGATIONS - 0.8%
CAPITAL GOODS - 0.1%
$ 1,249,890 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .166% 07/27/28 $ 1,252,102
TOTAL CAPITAL GOODS 1,252,102
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
660,196 (a) American Builders & Contractors Supply Co., Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 01/31/31 662,451
1,739,938 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .663 07/16/32 1,729,063
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,391,514
CONSUMER SERVICES - 0.3%
1,440,235 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .913 09/23/30 1,437,232
1,943,891 (a) Hilton Domestic Operating Company, Inc., Term Loan B4, (TSFR1M + 1.750%) 5 .908 11/08/30 1,948,022
776,044 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .000 03/15/28 779,925
1,401,534 (a) Wyndham Hotels & Resorts, Inc., Term Loan, (TSFR1M + 1.750%) 5 .913 05/28/30 1,407,792
TOTAL CONSUMER SERVICES 5,572,971
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
730,720 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 11/22/28 737,801
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 737,801
FINANCIAL SERVICES - 0.0%
696,543 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .913 06/24/31 696,800
TOTAL FINANCIAL SERVICES 696,800
MEDIA & ENTERTAINMENT - 0.1%
993,307 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .650 01/18/28 989,389
TOTAL MEDIA & ENTERTAINMENT 989,389
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
98,046 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .263 11/08/27 98,632
1,558,666 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .413 05/05/28 1,562,212
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,660,844
SOFTWARE & SERVICES - 0.1%
1,278,333 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 09/12/29 1,276,179
TOTAL SOFTWARE & SERVICES 1,276,179
TOTAL BANK LOAN OBLIGATIONS
(Cost $14,497,841) 14,577,600
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 33.9%
AUTOMOBILES & COMPONENTS - 2.1%
2,725,000 (b) Denso Corp 1 .239 09/16/26 2,649,258
2,200,000 (b) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,252,228
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 11,060,593
5,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 5,084,768
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 880,392
7,500,000 Toyota Motor Credit Corp 4 .550 08/07/26 7,539,911
10,000,000 Toyota Motor Credit Corp 4 .500 05/14/27 10,090,254
TOTAL AUTOMOBILES & COMPONENTS 39,557,404
BANKS - 13.6%
1,125,000 (b),(c) Banco Bradesco S.A. 6 .500 01/22/30 1,186,875
2,855,000 (b) Banco do Brasil S.A. 3 .250 09/30/26 2,810,165
3,000,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 3,121,530
3,000,000 (b) Bank Leumi Le-Israel BM 5 .125 07/27/27 3,019,188
25,000,000 Bank of America Corp 4 .979 01/24/29 25,462,103
5,000,000 Bank of America Corp 5 .819 09/15/29 5,228,476
1,800,000 Barclays plc 4 .837 09/10/28 1,818,212
5,000,000 Barclays plc 6 .490 09/13/29 5,295,750
2,900,000 (b) Caixa Economica Federal 5 .625 05/13/30 2,939,585
7,250,000 CitiBank NA 4 .929 08/06/26 7,303,402
24,000,000 CitiBank NA 4 .576 05/29/27 24,212,346
5,000,000 CitiBank NA 4 .876 11/19/27 5,038,950
2,150,000 (b) Credit Agricole S.A. 5 .222 05/27/31 2,205,535
20,000,000 Goldman Sachs Bank USA 5 .283 03/18/27 20,090,682

Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 13.6% (continued)
$ 10,000,000 Goldman Sachs Bank USA 5 .414% 05/21/27 $ 10,076,765
14,450,000 HSBC Holdings plc 5 .130 11/19/28 14,707,596
1,600,000 (b) Itau Unibanco Holding S.A. 6 .000 02/27/30 1,661,920
10,000,000 JPMorgan Chase & Co 5 .581 04/22/30 10,444,866
3,000,000 JPMorgan Chase & Co 4 .995 07/22/30 3,077,230
10,000,000 JPMorgan Chase & Co 4 .603 10/22/30 10,116,917
10,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 10,125,831
5,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 5,097,742
8,400,000 Morgan Stanley Bank NA 5 .504 05/26/28 8,585,133
5,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 5,073,917
15,000,000 Morgan Stanley Private Bank NA 4 .466 07/06/28 15,084,113
4,275,000 (b),(c) NatWest Markets plc 5 .416 05/17/27 4,368,204
11,200,000 PNC Bank NA 4 .543 05/13/27 11,217,385
10,000,000 Royal Bank of Canada 4 .650 01/27/26 10,005,687
4,000,000 (b) United Overseas Bank Ltd 1 .250 04/14/26 3,941,061
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 22,139,823
TOTAL BANKS 255,456,989
CAPITAL GOODS - 1.2%
10,000,000 Boeing Co 2 .196 02/04/26 9,924,264
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 10,028,891
3,000,000 (b) Embraer Netherlands Finance BV 7 .000 07/28/30 3,282,465
TOTAL CAPITAL GOODS 23,235,620
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
2,700,000 O'Reilly Automotive, Inc 5 .750 11/20/26 2,746,545
10,000,000 Walmart, Inc 4 .100 04/28/27 10,068,009
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,814,554
ENERGY - 2.6%
5,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 5,105,764
1,000,000 Ecopetrol S.A. 4 .625 11/02/31 896,927
4,125,000 Enbridge, Inc 4 .600 06/20/28 4,173,450
3,000,000 Energy Transfer LP 5 .250 07/01/29 3,087,035
2,275,000 Energy Transfer LP 5 .200 04/01/30 2,345,676
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,507,008
2,991,000 Hess Corp 4 .300 04/01/27 3,000,877
3,600,000 (b) Pertamina Hulu Energi PT 5 .250 05/21/30 3,676,483
3,000,000 Petrobras Global Finance BV 5 .125 09/10/30 2,965,020
1,000,000 Petroleos Mexicanos 5 .350 02/12/28 995,739
1,000,000 Petroleos Mexicanos 6 .840 01/23/30 1,017,158
3,000,000 (b) Petronas Capital Ltd 4 .950 01/03/31 3,096,982
657,894 Reliance Industries Ltd 2 .444 01/15/26 654,241
2,000,000 (b) S.A. Global Sukuk Ltd 4 .125 09/17/30 1,971,649
2,275,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 2,294,475
10,000,000 Williams Cos, Inc 5 .400 03/02/26 10,045,030
TOTAL ENERGY 48,833,514
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
3,000,000 American Tower Corp 5 .250 07/15/28 3,085,381
3,000,000 Essex Portfolio LP 1 .700 03/01/28 2,830,237
5,000,000 GLP Capital LP 5 .750 06/01/28 5,138,650
3,000,000 Healthcare Realty Holdings LP 3 .750 07/01/27 2,976,746
4,800,000 Kite Realty Group LP 4 .000 10/01/26 4,787,047
13,365,000 (b) SBA Tower Trust 1 .884 01/15/26 13,263,609
2,500,000 (b) SBA Tower Trust 1 .631 11/15/26 2,427,006
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 34,508,676
FINANCIAL SERVICES - 1.8%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,617,878
5,000,000 American Express Co 4 .351 07/20/29 5,029,500
3,000,000 American Express Co 5 .532 04/25/30 3,134,786
10,000,000 Morgan Stanley 4 .994 04/12/29 10,199,737
1,675,000 Morgan Stanley 5 .449 07/20/29 1,730,794
4,000,000 (b) Rocket Mortgage LLC 2 .875 10/15/26 3,918,116

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 1.8% (continued)
$ 5,000,000 State Street Corp 5 .272% 08/03/26 $ 5,047,374
TOTAL FINANCIAL SERVICES 34,678,185
FOOD, BEVERAGE & TOBACCO - 1.2%
3,000,000 (b) Bimbo Bakeries USA, Inc 6 .050 01/15/29 3,138,879
10,550,000 (b) Mars, Inc 4 .800 03/01/30 10,748,100
5,000,000 Philip Morris International, Inc 4 .125 04/28/28 5,008,960
3,000,000 Philip Morris International, Inc 4 .875 02/13/29 3,064,392
TOTAL FOOD, BEVERAGE & TOBACCO 21,960,331
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
8,750,000 CVS Health Corp 4 .300 03/25/28 8,755,766
3,200,000 HCA, Inc 5 .200 06/01/28 3,277,260
5,000,000 UnitedHealth Group, Inc 4 .250 01/15/29 5,017,436
TOTAL HEALTH CARE EQUIPMENT & SERVICES 17,050,462
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,000,000 Unilever Capital Corp 4 .250 08/12/27 5,037,649
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,037,649
INSURANCE - 0.5%
5,000,000 Arthur J Gallagher & Co 4 .850 12/15/29 5,102,163
2,050,000 Brown & Brown, Inc 4 .700 06/23/28 2,069,572
2,500,000 (b) Principal Life Global Funding II 0 .875 01/12/26 2,474,562
TOTAL INSURANCE 9,646,297
MATERIALS - 0.6%
3,401,000 Amcor Finance USA, Inc 3 .625 04/28/26 3,384,914
2,200,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,128,340
1,200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 1,202,496
2,000,000 (b) Kraton Corp 5 .000 07/15/27 2,030,261
1,000,000 (b) OCP S.A. 6 .100 04/30/30 1,047,490
660,000 (b) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 686,401
1,600,000 (b) POSCO 5 .750 01/17/28 1,650,971
TOTAL MATERIALS 12,130,873
MEDIA & ENTERTAINMENT - 0.4%
2,000,000 (b) CCO Holdings LLC 5 .125 05/01/27 1,986,569
6,000,000 Comcast Corp 3 .300 02/01/27 5,948,529
TOTAL MEDIA & ENTERTAINMENT 7,935,098
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
5,000,000 AbbVie, Inc 4 .650 03/15/28 5,082,364
9,600,000 Amgen, Inc 5 .150 03/02/28 9,824,112
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 8,091,196
633,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 632,116
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23,629,788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
1,800,000 Broadcom, Inc 4 .150 02/15/28 1,804,695
5,800,000 Broadcom, Inc 5 .050 07/12/29 5,974,498
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,779,193
SOFTWARE & SERVICES - 0.5%
5,000,000 Accenture Capital, Inc 3 .900 10/04/27 5,005,237
925,000 (b) Gen Digital, Inc 6 .750 09/30/27 939,177
3,100,000 Oracle Corp 5 .800 11/10/25 3,104,371
TOTAL SOFTWARE & SERVICES 9,048,785
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,000,000 Amphenol Corp 5 .050 04/05/29 3,095,434
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,095,434
TELECOMMUNICATION SERVICES - 1.2%
5,500,000 AT&T, Inc 1 .700 03/25/26 5,435,292
2,650,000 (b) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 2,754,145
8,000,000 T-Mobile USA, Inc 3 .750 04/15/27 7,952,439
2,000,000 (b) Turk Telekomunikasyon AS. 7 .375 05/20/29 2,069,897
5,500,000 Verizon Communications, Inc 2 .100 03/22/28 5,246,135
TOTAL TELECOMMUNICATION SERVICES 23,457,908
TRANSPORTATION - 0.3%
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 1,997,300

Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.3% (continued)
$ 3,170,000 (b) Transnet SOC Ltd 8 .250% 02/06/28 $ 3,343,806
TOTAL TRANSPORTATION 5,341,106
UTILITIES - 2.3%
1,400,000 (b) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,449,994
3,400,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 3,451,000
829,285 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 839,869
2,675,000 DTE Electric Co 4 .250 05/14/27 2,688,334
5,000,000 DTE Energy Co 5 .200 04/01/30 5,152,024
5,000,000 Florida Power & Light Co 4 .400 05/15/28 5,056,354
2,500,000 (b) Israel Electric Corp Ltd 4 .250 08/14/28 2,463,220
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,602,548
3,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 3,068,425
5,000,000 Southern Co Gas Capital Corp 4 .050 09/15/28 4,994,622
6,218,393 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 6,251,513
5,000,000 WEC Energy Group, Inc 4 .750 01/09/26 5,005,480
1,378,000 WEC Energy Group, Inc 5 .600 09/12/26 1,396,201
TOTAL UTILITIES 43,419,584
TOTAL CORPORATE BONDS
(Cost $630,429,858) 638,617,450
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 33.3%
AGENCY SECURITIES - 0.1%
765,000 Montefiore Medical Center 2 .152 10/20/26 754,391
526,316 Reliance Industries Ltd 1 .870 01/15/26 521,705
500,000 Reliance Industries Ltd 2 .060 01/15/26 495,804
TOTAL AGENCY SECURITIES 1,771,900
FOREIGN GOVERNMENT BONDS - 2.0%
2,500,000 Brazilian Government International Bond 5 .500 11/06/30 2,550,000
6,250,000 (b) Central American Bank for Economic Integration 5 .000 02/09/26 6,264,030
1,000,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,043,793
2,800,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 2,895,274
1,200,000 Mexico Government International Bond 3 .750 01/11/28 1,186,500
4,300,000 (b) Morocco Government International Bond 2 .375 12/15/27 4,120,968
3,575,000 (b) OPEC Fund for International Development 4 .500 01/26/26 3,577,144
4,625,000 Peruvian Government International Bond 2 .844 06/20/30 4,333,625
900,000 Philippine Government International Bond 2 .457 05/05/30 836,907
4,000,000 (b) Qatar Government International Bond 4 .000 03/14/29 4,014,357
1,000,000 (b) Romanian Government International Bond 6 .625 02/17/28 1,040,459
5,200,000 (b) Saudi Government International Bond 3 .250 10/26/26 5,146,806
TOTAL FOREIGN GOVERNMENT BONDS 37,009,863
MORTGAGE BACKED - 7.9%
10,094,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 03/25/42 10,376,672
6,170,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .006 06/25/42 6,531,068
7,277,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 7,603,690
9,091,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .906 05/25/43 9,596,985
1,175,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 1,222,003
460,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .056 07/25/43 475,786
5,702 Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond) 5 .940 07/25/34 5,699
49,580,628 (a) Fannie Mae REMICS, (SOFR30A + 1.400%) 5 .756 08/25/54 49,980,883
16,723,562 (a) Fannie Mae REMICS, (SOFR30A + 1.250%) 5 .606 10/25/54 16,745,845
20,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .706 05/25/42 20,768,636
1,097,357 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .856 06/25/42 1,161,444
1,805,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .356 07/25/42 1,901,468
3,830,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .598 04/25/43 4,013,363
4,963,492 Ginnie Mae I Pool 2 .000 05/15/31 4,645,703
14,955,492 Ginnie Mae I Pool 1 .730 07/15/37 12,783,087
43,294 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .932 03/25/35 39,992
344,520 (a),(b) New Residential Mortgage Loan Trust 3 .750 03/25/56 333,964
1,191,691 (a),(b) New Residential Mortgage Loan Trust 4 .000 12/25/57 1,166,502

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 50,820 (a) Structured Adjustable Rate Mortgage Loan Trust, (TSFR1M + 0.484%) 4 .642% 07/25/34 $ 50,758
TOTAL MORTGAGE BACKED 149,403,548
OIL, GAS & CONSUMABLE FUELS - 0.2%
3,100,000 (b) Eagle Funding Luxco Sarl 5 .500 08/17/30 3,145,136
TOTAL OIL, GAS & CONSUMABLE FUELS 3,145,136
U.S. TREASURY SECURITIES - 23.1%
37,296,000 United States Treasury Note 3 .875 05/31/27 37,425,662
65,251,000 United States Treasury Note 3 .500 09/30/27 65,110,812
23,518,000 United States Treasury Note 3 .375 09/15/28 23,358,151
68,411,000 (d) United States Treasury Note 3 .875 04/30/30 68,843,913
62,628,000 United States Treasury Note 3 .875 07/31/30 63,004,746
91,532,000 United States Treasury Note 3 .625 09/30/30 91,067,190
13,611,100 United States Treasury Note/Bond 3 .000 10/31/25 13,597,968
47,312,100 United States Treasury Note/Bond 3 .625 05/15/26 47,247,231
16,050,000 United States Treasury Note/Bond 0 .500 06/30/27 15,204,240
11,000,000 United States Treasury Note/Bond 1 .375 10/31/28 10,278,984
TOTAL U.S. TREASURY SECURITIES 435,138,897
TOTAL GOVERNMENT BONDS
(Cost $625,849,071) 626,469,344
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 20.5%
ASSET BACKED - 10.0%
45,802 Aames Mortgage Trust (Step Bond), Series 2002 1 7 .396 06/25/32 45,234
3,650,694 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 3,658,270
55,677 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5 .900 07/26/35 1
239,711 (a) Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%), Series
2002 HE1
5 .915 03/15/32 258,772
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .360 06/20/30 9,308,146
1,896,788 (b) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 1,834,287
2,086,359 (b) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 2,021,015
7,000,000 CarMax Auto Owner Trust, Series 2021 3 1 .000 03/15/27 6,989,730
16,085,000 CarMax Auto Owner Trust, Series 2024 4 4 .600 10/15/29 16,241,663
452 Centex Home Equity, Series 2002 A 5 .540 01/25/32 452
34,164 (a) Centex Home Equity, (TSFR1M + 0.759%), Series 2004 B 4 .917 03/25/34 33,937
9,534,854 (b) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 8,189,897
122,341 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2 5 .700 02/26/35 108,985
2,540,000 CNH Equipment Trust, Series 2021 B 0 .900 01/16/29 2,535,796
6,545,000 (b) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 6,370,603
10,697,500 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 10,112,961
831,897 (b) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 781,040
3,100,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .610 08/15/29 3,136,255
1,500,000 (b) Ford Credit Auto Owner Trust, Series 2021 1 1 .610 10/17/33 1,476,522
18,050,000 GM Financial Automobile Leasing Trust, Series 2024 2 5 .390 07/20/27 18,173,565
5,000,000 (a),(b) Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 0.970%), Series 2019 6A 5 .295 04/20/35 4,980,525
2,915,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A 6 .055 03/01/28 2,920,666
1,115,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 2.100%), Series 2024 1A 6 .455 03/01/28 1,116,802
3,949,213 (b) Hilton Grand Vacations Trust, Series 2024 2A 5 .500 03/25/38 4,027,526
242,683 IMC Home Equity Loan Trust (Step Bond), Series 1998 3 5 .432 08/20/29 241,620
7,213,572 (b) MVW LLC, Series 2025 1A 4 .970 09/22/42 7,298,962
7,756,273 (b) MVW LLC, Series 2024 1A 5 .320 02/20/43 7,916,047
1,471,864 (b) Navient Private Education Refi Loan Trust, Series 2021 A 0 .840 05/15/69 1,346,520
5,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, (TSFR3M + 0.950%), Series 2021 42A 5 .268 07/16/36 5,001,305
4,250,000 (b) Onemain Financial Issuance Trust, Series 2025 1A 4 .820 07/14/38 4,292,143
542,525 (b) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 532,176
8,425,000 (b) PFS Financing Corp, Series 2024 B 4 .950 02/15/29 8,524,223
9,630,000 (b) PFS Financing Corp, Series 2024 D 5 .340 04/15/29 9,808,142
5,050,000 (b) SCCU Auto Receivables Trust, Series 2024 1A 5 .110 06/15/29 5,090,759
4,908,185 SCE Recovery Funding LLC, Series 2021 A-1 0 .861 11/15/31 4,363,337
2,344,900 (b) ServiceMaster Funding LLC, Series 2020 1 2 .841 10/30/51 2,209,443
5,505,625 (b) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 5,187,353
500,620 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0 .990 11/20/37 496,427

Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 12,615,300 (b) Taco Bell Funding LLC, Series 2021 1A 1 .946% 08/25/51 $ 12,182,739
4,000,000 (a),(b) Thayer Park CLO Ltd, (TSFR3M + 1.302%), Series 2017 1A 5 .571 04/20/34 4,007,284
5,558,836 (b) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 5,162,440
TOTAL ASSET BACKED 187,983,570
OTHER MORTGAGE BACKED - 10.5%
2,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, (TSFR1M + 1.925%), Series 2025 BTR1 6 .060 01/20/41 2,002,222
2,750,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .900 06/15/35 2,754,425
1,185,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,189,610
2,500,000 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .501 02/15/42 2,516,294
4,119,000 (a),(b) BBCMS Trust, (TSFR1M + 1.297%), Series 2018 CBM 5 .448 07/15/37 4,025,350
3,939,827 (b) BHG Securitization Trust, Series 2025 2CON 4 .840 09/17/36 3,968,469
5,692,964 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.342%), Series 2024 IND2 5 .492 03/15/41 5,709,440
2,502,500 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.112%), Series 2021 XL2 5 .262 10/15/38 2,501,557
5,005,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2 5 .462 10/15/38 5,002,059
3,066,511 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT 5 .730 08/15/42 3,073,794
3,490,000 (a),(b) BX Trust, (TSFR1M + 1.394%), Series 2021 VIEW 5 .544 06/15/36 3,483,386
3,100,000 (a),(b) BX Trust, (TSFR1M + 2.690%), Series 2023 DELC 7 .002 05/15/38 3,125,666
6,689,095 (a),(b) BX Trust, (TSFR1M + 1.500%), Series 2025 LUNR 5 .650 06/15/40 6,711,606
1,000,000 (a),(b) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 5 .990 01/17/39 999,348
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 2,828,570
1,280,024 (b) COMM Mortgage Trust, Series 2013 CR6 3 .397 03/10/46 1,247,759
4,512,127 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 4,391,427
290,647 COMM Mortgage Trust, Series 2014 UBS3 4 .012 06/10/47 285,709
168,866 (a) COMM Mortgage Trust, Series 2015 LC21 4 .441 07/10/48 167,641
1,150,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,046,356
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .647 10/10/48 2,464,122
165,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 171,776
1,123,816 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7 .956 07/25/42 1,169,762
8,295,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9 .106 09/25/42 8,845,415
3,079,418 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.400%), Series 2023 R01 7 .696 12/25/42 3,152,425
12,515,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 13,155,062
9,074,131 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 1.450%), Series 2025 R03 5 .806 03/25/45 9,135,213
2,523,039 (b) CSMC OA LLC, Series 2014 USA 3 .304 09/15/37 2,329,475
1,106,624 (b) CSMC Trust, Series 2020 NQM1 2 .414 05/25/65 1,059,120
5,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 5,089,119
1,400,000 (a),(b) DBWF Mortgage Trust, Series 2015 LCM 3 .535 06/10/34 1,351,469
2,612,233 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 2,254,799
4,300,000 (a),(b) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .650 07/15/40 4,306,450
5,000,000 (a),(b) HYT Commercial Mortgage Trust, (TSFR1M + 1.841%), Series 2024 RGCY 5 .992 09/15/41 5,014,276
1,500,000 (a),(b) IP Mortgage Trust, Series 2025 IP 5 .725 06/10/42 1,528,673
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021
MHC
6 .215 04/15/38 1,001,668
565,815 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011 C3 5 .013 02/15/46 551,487
2,300,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP3 2 .870 08/15/49 2,263,778
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .688 09/15/47 4,564,633
881,227 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 872,776
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .709 08/15/48 1,138,767
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .709 08/15/48 3,955,475
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .904 03/15/50 1,793,034
5,000,000 (a),(b) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5 .450 03/15/42 5,000,395
1,422,047 (a),(b) MCR Mortgage Trust, (TSFR1M + 1.758%), Series 2024 HTL 5 .909 02/15/37 1,423,970
4,900,000 (a),(b) MILE Trust, (TSFR1M + 1.500%), Series 2025 STNE 5 .650 07/15/42 4,909,289
1,750,000 (b) MIRA Trust, Series 2023 MILE 6 .755 06/10/38 1,823,959
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,862,550
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,764,750
4,275,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL 5 .557 03/15/39 4,275,772
6,000,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.896%), Series 2022 LPFL 6 .056 03/15/39 6,000,636
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 7,761,198
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 6,399,615
274,512 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2 .966 12/15/38 264,676
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%), Series 2021 MF 6 .265 07/15/38 1,376,930
4,000,000 Santander Drive Auto Receivables Trust, Series 2025 3 4 .380 01/15/30 4,024,067

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,250,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP 5 .750% 09/15/30 $ 2,255,070
3,662,709 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND 6 .550 02/15/39 3,668,636
6,096,642 (a),(b) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 5,397,788
1,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust, Series 2024 1CHI 5 .484 07/15/35 1,514,464
1,500,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 1,562,521
3,000,000 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11 4 .146 03/15/45 2,891,025
TOTAL OTHER MORTGAGE BACKED 198,376,773
TOTAL STRUCTURED ASSETS
(Cost $394,362,073) 386,360,343
TOTAL LONG-TERM INVESTMENTS
(Cost $1,665,138,843) 1,666,024,737
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
636,167 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (f) 636,167
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $636,167) 636,167
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 10.1%
REPURCHASE AGREEMENT - 0.6%
11,240,000 (g) Fixed Income Clearing Corporation 4 .200 10/01/25 11,240,000
TOTAL REPURCHASE AGREEMENT 11,240,000
TREASURY DEBT - 9.5%
5,000,000 United States Treasury Bill 0 .000 10/16/25 4,991,554
5,000,000 United States Treasury Bill 0 .000 10/28/25 4,984,833
171,759,000 United States Treasury Note/Bond 1 .500 08/15/26 168,441,232
TOTAL TREASURY DEBT 178,417,619
TOTAL SHORT-TERM INVESTMENTS
(Cost $188,703,732) 189,657,619
TOTAL INVESTMENTS - 98.6%
(Cost $1,854,478,742) 1,856,318,523
OTHER ASSETS & LIABILITIES, NET - 1.4% 27,277,582
NET ASSETS - 100.0% $ 1,883,596,105
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $505,997,865 or 27.3% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $621,415.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $11,241,311 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 9/30/30, valued at $11,464,945.

Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 798 12/31/25  $ 165,992,197 $ 166,301,953 $ 309,756

Portfolio of Investments September 30, 2025
Short Term Bond Index

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
CORPORATE BONDS - 24.4%
AUTOMOBILES & COMPONENTS - 1.0%
$ 500,000 American Honda Finance Corp 4 .400% 10/05/26 $ 501,450
1,000,000 American Honda Finance Corp 4 .900 03/12/27 1,011,498
500,000 American Honda Finance Corp 4 .550 07/09/27 504,067
750,000 American Honda Finance Corp 4 .900 07/09/27 760,595
750,000 American Honda Finance Corp 4 .550 03/03/28 756,817
500,000 American Honda Finance Corp 4 .250 09/01/28 501,264
400,000 BorgWarner, Inc 2 .650 07/01/27 389,707
1,500,000 Ford Motor Credit Co LLC 2 .700 08/10/26 1,475,826
750,000 Ford Motor Credit Co LLC 5 .125 11/05/26 752,485
1,000,000 Ford Motor Credit Co LLC 5 .800 03/05/27 1,010,116
750,000 Ford Motor Credit Co LLC 5 .850 05/17/27 759,272
200,000 Ford Motor Credit Co LLC 4 .125 08/17/27 196,730
300,000 Ford Motor Credit Co LLC 3 .815 11/02/27 292,666
1,000,000 Ford Motor Credit Co LLC 5 .918 03/20/28 1,017,127
500,000 Ford Motor Credit Co LLC 6 .800 05/12/28 519,291
500,000 General Motors Co 5 .350 04/15/28 511,579
300,000 General Motors Financial Co, Inc 5 .000 04/09/27 302,749
1,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 1,016,954
300,000 General Motors Financial Co, Inc 5 .000 07/15/27 303,632
2,000,000 General Motors Financial Co, Inc 5 .350 07/15/27 2,036,205
1,300,000 General Motors Financial Co, Inc 5 .050 04/04/28 1,320,898
1,000,000 Honda Motor Co Ltd 4 .436 07/08/28 1,005,727
1,000,000 Honeywell International, Inc 4 .650 07/30/27 1,011,862
200,000 Lear Corp 3 .800 09/15/27 198,576
500,000 Toyota Motor Corp 4 .186 06/30/27 502,953
350,000 Toyota Motor Credit Corp 5 .400 11/20/26 355,556
500,000 Toyota Motor Credit Corp 4 .600 01/08/27 504,378
1,250,000 Toyota Motor Credit Corp 5 .000 03/19/27 1,269,610
500,000 Toyota Motor Credit Corp 4 .500 05/14/27 504,513
1,300,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,311,022
600,000 Toyota Motor Credit Corp 4 .625 01/12/28 608,662
1,000,000 Toyota Motor Credit Corp 4 .050 09/05/28 1,002,620
TOTAL AUTOMOBILES & COMPONENTS 24,216,407
BANKS - 7.7%
3,000,000 Asian Development Bank 3 .125 08/20/27 2,969,736
2,495,000 Asian Development Bank 4 .375 01/14/28 2,533,236
500,000 Australia & New Zealand Banking Group Ltd 4 .750 01/18/27 505,261
750,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 762,750
500,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 500,460
500,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 505,348
200,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 206,812
600,000 Banco Santander S.A. 5 .294 08/18/27 611,457
400,000 Banco Santander S.A. 6 .527 11/07/27 409,804
1,000,000 Banco Santander S.A. 5 .552 03/14/28 1,018,062
800,000 Banco Santander S.A. 4 .175 03/24/28 798,804
200,000 Banco Santander S.A. 4 .379 04/12/28 200,506
1,400,000 Banco Santander S.A. 5 .365 07/15/28 1,428,370
600,000 Banco Santander S.A. 5 .588 08/08/28 623,283
1,000,000 Bank of ,NV Scotia 5 .400 06/04/27 1,022,867
500,000 Bank of ,NV Scotia 4 .404 09/08/28 502,597
500,000 Bank of ,NV Scotia 4 .932 02/14/29 508,425
1,250,000 Bank of America Corp 3 .824 01/20/28 1,244,186
750,000 Bank of America Corp 2 .551 02/04/28 734,536
750,000 Bank of America Corp 3 .705 04/24/28 745,162
1,500,000 Bank of America Corp 4 .376 04/27/28 1,505,406
1,250,000 Bank of America Corp 4 .948 07/22/28 1,267,995
2,000,000 Bank of America Corp 6 .204 11/10/28 2,084,198
2,000,000 Bank of America Corp 3 .419 12/20/28 1,969,486

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.7% (continued)
$ 2,000,000 Bank of America Corp 4 .979% 01/24/29 $ 2,036,968
4,500,000 Bank of America Corp 4 .623 05/09/29 4,555,751
500,000 Bank of Montreal 5 .266 12/11/26 506,646
500,000 Bank of Montreal 2 .650 03/08/27 490,717
750,000 (a) Bank of Montreal 5 .370 06/04/27 766,483
750,000 (a) Bank of Montreal 5 .004 01/27/29 764,603
1,250,000 Bank of New York Mellon 4 .729 04/20/29 1,270,532
1,000,000 Bank of Nova Scotia 5 .350 12/07/26 1,014,668
1,000,000 Barclays plc 5 .674 03/12/28 1,019,448
1,025,000 Barclays plc 4 .837 09/10/28 1,035,370
1,000,000 Barclays plc 5 .086 02/25/29 1,017,962
1,000,000 Barclays plc 4 .972 05/16/29 1,014,878
750,000 Barclays plc 4 .476 11/11/29 751,325
750,000 Canadian Imperial Bank of Commerce 5 .926 10/02/26 764,087
750,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 744,227
1,000,000 Canadian Imperial Bank of Commerce 5 .237 06/28/27 1,019,939
500,000 Canadian Imperial Bank of Commerce 4 .862 01/13/28 504,160
750,000 Canadian Imperial Bank of Commerce 4 .243 09/08/28 751,281
500,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 507,755
200,000 CIT Group, Inc 6 .125 03/09/28 207,509
2,500,000 CitiBank NA 5 .488 12/04/26 2,539,605
750,000 CitiBank NA 4 .576 05/29/27 756,636
3,000,000 CitiBank NA 4 .876 11/19/27 3,023,370
1,000,000 Citigroup, Inc 4 .450 09/29/27 1,004,070
1,500,000 Citigroup, Inc 3 .070 02/24/28 1,476,987
750,000 Citigroup, Inc 4 .643 05/07/28 755,187
1,500,000 Citigroup, Inc 3 .668 07/24/28 1,486,765
2,750,000 Citigroup, Inc 4 .786 03/04/29 2,785,421
500,000 Citizens Bank NA 4 .575 08/09/28 502,917
750,000 Commonwealth Bank of Australia 4 .423 03/14/28 758,870
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,523,613
500,000 Cooperatieve Rabobank UA 4 .372 05/27/27 503,589
500,000 Cooperatieve Rabobank UA 4 .883 01/21/28 511,152
750,000 Credit Suisse AG. 5 .000 07/09/27 762,620
1,100,000 Credit Suisse AG. 7 .500 02/15/28 1,184,319
1,000,000 Deutsche Bank AG. 5 .706 02/08/28 1,018,168
1,300,000 Deutsche Bank AG. 5 .373 01/10/29 1,327,946
250,000 Deutsche Bank AG/New York NY 4 .875 12/01/32 249,873
700,000 Fifth Third Bancorp 6 .361 10/27/28 729,917
1,000,000 Fifth Third Bancorp 6 .339 07/27/29 1,053,665
500,000 Fifth Third Bank NA 2 .250 02/01/27 487,734
500,000 Fifth Third Bank NA 4 .967 01/28/28 505,048
750,000 HSBC Holdings plc 4 .041 03/13/28 747,908
1,500,000 HSBC Holdings plc 5 .597 05/17/28 1,531,501
1,200,000 HSBC Holdings plc 4 .755 06/09/28 1,210,002
700,000 HSBC Holdings plc 2 .013 09/22/28 670,616
1,050,000 HSBC Holdings plc 5 .130 11/19/28 1,068,718
1,500,000 HSBC Holdings plc 4 .899 03/03/29 1,521,781
1,000,000 HSBC Holdings plc 2 .206 08/17/29 943,939
1,500,000 HSBC USA, Inc 5 .294 03/04/27 1,525,386
1,250,000 HSBC USA, Inc 4 .650 06/03/28 1,267,676
750,000 Huntington Bancshares, Inc 6 .208 08/21/29 789,328
1,000,000 Huntington National Bank 4 .871 04/12/28 1,010,635
500,000 ING Groep NV 3 .950 03/29/27 497,899
500,000 ING Groep NV 4 .017 03/28/28 498,510
1,000,000 ING Groep NV 4 .858 03/25/29 1,013,256
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,039,769
3,000,000 JPMorgan Chase & Co 5 .040 01/23/28 3,034,026
2,700,000 JPMorgan Chase & Co 5 .571 04/22/28 2,758,971
500,000 JPMorgan Chase & Co 4 .323 04/26/28 501,235
750,000 JPMorgan Chase & Co 2 .182 06/01/28 726,979
1,500,000 JPMorgan Chase & Co 4 .979 07/22/28 1,522,852

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.7% (continued)
$ 2,000,000 JPMorgan Chase & Co 4 .505% 10/22/28 $ 2,017,088
2,000,000 JPMorgan Chase & Co 4 .915 01/24/29 2,036,058
1,500,000 JPMorgan Chase & Co 4 .005 04/23/29 1,496,248
1,500,000 JPMorgan Chase & Co 5 .299 07/24/29 1,545,496
1,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 1,012,583
900,000 KeyBank NA 5 .850 11/15/27 928,515
350,000 KeyCorp 4 .100 04/30/28 349,506
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,509,774
2,010,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 2,021,096
1,425,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 1,420,679
4,715,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,741,479
1,000,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 996,056
650,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 656,573
800,000 Lloyds Banking Group plc 5 .462 01/05/28 811,920
1,500,000 Lloyds Banking Group plc 5 .087 11/26/28 1,526,711
800,000 Lloyds Banking Group plc 5 .871 03/06/29 829,821
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,013,959
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,012,383
750,000 Manufacturers & Traders Trust Co 4 .762 07/06/28 757,225
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 730,436
500,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 488,421
700,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 699,343
500,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 499,463
1,250,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,268,815
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,022,215
500,000 Mizuho Financial Group, Inc 3 .663 02/28/27 497,292
1,000,000 Mizuho Financial Group, Inc 5 .414 09/13/28 1,024,142
600,000 Mizuho Financial Group, Inc 5 .667 05/27/29 622,443
500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 521,063
1,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 1,019,548
2,000,000 Morgan Stanley Bank NA 4 .447 10/15/27 2,004,781
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,514,786
850,000 Morgan Stanley Bank NA 5 .504 05/26/28 868,734
1,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 1,014,783
1,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 1,017,914
3,000,000 Morgan Stanley Private Bank NA 4 .466 07/06/28 3,016,823
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,019,339
1,000,000 National Australia Bank Ltd 4 .500 10/26/27 1,011,413
1,250,000 National Australia Bank Ltd 4 .308 06/13/28 1,261,334
500,000 National Bank of Canada 4 .950 02/01/28 505,563
1,000,000 NatWest Group plc 5 .583 03/01/28 1,018,567
500,000 NatWest Group plc 5 .516 09/30/28 512,418
800,000 NatWest Group plc 4 .892 05/18/29 812,571
750,000 Nordic Investment Bank 4 .375 03/14/28 761,793
1,320,000 Nordic Investment Bank 3 .750 08/28/28 1,323,225
750,000 PNC Bank NA 4 .429 07/21/28 753,797
500,000 PNC Financial Services Group, Inc 6 .615 10/20/27 512,224
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,014,822
1,100,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,128,157
1,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 1,036,232
400,000 Royal Bank of Canada 1 .400 11/02/26 389,288
1,250,000 Royal Bank of Canada 4 .875 01/19/27 1,264,432
500,000 Royal Bank of Canada 4 .240 08/03/27 502,882
500,000 Royal Bank of Canada 4 .510 10/18/27 501,699
500,000 Royal Bank of Canada 4 .715 03/27/28 504,842
500,000 Royal Bank of Canada 4 .522 10/18/28 504,137
1,000,000 Royal Bank of Canada 4 .965 01/24/29 1,017,160
500,000 Royal Bank of Canada 4 .498 08/06/29 503,889
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 148,521
500,000 Santander Holdings USA, Inc 2 .490 01/06/28 487,881
1,000,000 Santander Holdings USA, Inc 5 .473 03/20/29 1,019,056
500,000 Santander UK Group Holdings plc 2 .469 01/11/28 488,359

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.7% (continued)
$ 750,000 Santander UK Group Holdings plc 6 .534% 01/10/29 $ 784,965
500,000 Santander UK Group Holdings plc 4 .320 09/22/29 498,608
250,000 Standard Chartered Bank 4 .853 12/03/27 254,514
500,000 State Street Corp 4 .330 10/22/27 504,568
1,000,000 State Street Corp 4 .536 02/28/28 1,012,826
750,000 State Street Corp 4 .543 04/24/28 756,208
500,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 496,269
500,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 488,487
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,547,533
500,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 494,664
250,000 Synovus Bank 5 .625 02/15/28 255,239
775,000 Toronto-Dominion Bank 5 .264 12/11/26 785,583
500,000 Toronto-Dominion Bank 4 .568 12/17/26 502,677
1,000,000 Toronto-Dominion Bank 4 .980 04/05/27 1,014,212
1,000,000 Toronto-Dominion Bank 4 .693 09/15/27 1,012,921
750,000 Toronto-Dominion Bank 4 .861 01/31/28 763,108
750,000 Toronto-Dominion Bank 4 .574 06/02/28 759,771
500,000 Truist Bank 4 .420 07/24/28 502,133
500,000 Truist Financial Corp 4 .123 06/06/28 500,250
800,000 Truist Financial Corp 4 .873 01/26/29 812,036
1,500,000 US Bancorp 6 .787 10/26/27 1,540,187
1,200,000 US Bancorp 4 .548 07/22/28 1,209,086
1,250,000 US Bancorp 4 .653 02/01/29 1,263,828
750,000 US Bancorp 5 .775 06/12/29 780,544
1,000,000 Wells Fargo & Co 3 .000 10/23/26 989,836
2,000,000 Wells Fargo & Co 4 .900 01/24/28 2,018,391
1,000,000 Wells Fargo & Co 3 .526 03/24/28 991,075
1,500,000 Wells Fargo & Co 5 .707 04/22/28 1,534,852
2,750,000 Wells Fargo & Co 3 .584 05/22/28 2,725,184
1,000,000 Wells Fargo & Co 2 .393 06/02/28 972,105
1,500,000 Wells Fargo & Co 4 .970 04/23/29 1,528,562
1,500,000 Wells Fargo & Co 5 .574 07/25/29 1,554,528
750,000 Wells Fargo & Co 4 .078 09/15/29 747,661
1,000,000 Wells Fargo Bank NA 5 .254 12/11/26 1,014,369
1,000,000 Westpac Banking Corp 4 .600 10/20/26 1,006,733
300,000 Westpac Banking Corp 4 .043 08/26/27 301,211
250,000 Westpac Banking Corp 5 .457 11/18/27 257,998
500,000 Westpac Banking Corp 4 .322 11/23/31 498,543
TOTAL BANKS 194,430,553
CAPITAL GOODS - 1.3%
350,000 3M Co 2 .875 10/15/27 342,923
750,000 AGCO Corp 5 .450 03/21/27 760,854
300,000 Air Lease Corp 2 .200 01/15/27 291,817
600,000 Air Lease Corp 5 .300 02/01/28 610,839
500,000 Boeing Co 2 .700 02/01/27 489,809
400,000 Boeing Co 3 .250 02/01/28 390,687
250,000 Carlisle Cos, Inc 3 .750 12/01/27 248,076
700,000 Carrier Global Corp 2 .493 02/15/27 685,130
500,000 Caterpillar Financial Services Corp 4 .500 01/07/27 503,748
300,000 Caterpillar Financial Services Corp 4 .500 01/08/27 302,323
1,000,000 Caterpillar Financial Services Corp 5 .000 05/14/27 1,017,352
1,000,000 Caterpillar Financial Services Corp 4 .400 10/15/27 1,010,887
750,000 Caterpillar Financial Services Corp 4 .600 11/15/27 761,216
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,010,602
500,000 Caterpillar Financial Services Corp 4 .100 08/15/28 502,244
500,000 CNH Industrial Capital LLC 4 .500 10/08/27 502,988
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 505,574
200,000 CNH Industrial NV 3 .850 11/15/27 198,999
500,000 Cummins, Inc 4 .250 05/09/28 503,753
400,000 Eaton Corp 4 .350 05/18/28 404,587
500,000 Emerson Electric Co 0 .875 10/15/26 484,727
200,000 GATX Corp 3 .250 09/15/26 198,447

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.3% (continued)
$ 1,000,000 GATX Corp 5 .400% 03/15/27 $ 1,014,471
400,000 General Dynamics Corp 3 .500 04/01/27 398,241
600,000 Honeywell International, Inc 1 .100 03/01/27 576,308
400,000 Howmet Aerospace, Inc 5 .900 02/01/27 409,311
300,000 Hubbell, Inc 3 .500 02/15/28 295,872
250,000 Huntington Ingalls Industries, Inc 3 .483 12/01/27 246,005
300,000 Illinois Tool Works, Inc 2 .650 11/15/26 295,925
750,000 Ingersoll Rand, Inc 5 .197 06/15/27 762,536
500,000 John Deere Capital Corp 4 .500 01/08/27 503,942
750,000 John Deere Capital Corp 4 .850 03/05/27 759,825
1,000,000 John Deere Capital Corp 4 .900 06/11/27 1,016,335
750,000 John Deere Capital Corp 4 .200 07/15/27 754,915
500,000 John Deere Capital Corp 4 .650 01/07/28 508,171
250,000 John Deere Capital Corp 4 .750 01/20/28 254,792
750,000 John Deere Capital Corp 4 .250 06/05/28 756,192
800,000 L3Harris Technologies, Inc 5 .400 01/15/27 813,124
500,000 Lockheed Martin Corp 4 .450 05/15/28 505,609
1,000,000 Lockheed Martin Corp 4 .150 08/15/28 1,006,237
350,000 Masco Corp 1 .500 02/15/28 329,193
250,000 Northrop Grumman Corp 3 .200 02/01/27 247,339
800,000 Northrop Grumman Corp 3 .250 01/15/28 786,757
200,000 nVent Finance Sarl 4 .550 04/15/28 200,728
200,000 Otis Worldwide Corp 2 .293 04/05/27 195,070
125,000 Owens Corning 5 .500 06/15/27 127,699
500,000 PACCAR Financial Corp 5 .200 11/09/26 506,889
300,000 PACCAR Financial Corp 4 .500 11/25/26 302,325
750,000 PACCAR Financial Corp 5 .000 05/13/27 763,344
500,000 PACCAR Financial Corp 4 .250 06/23/27 503,349
200,000 PACCAR Financial Corp 4 .450 08/06/27 202,295
500,000 PACCAR Financial Corp 4 .550 03/03/28 506,949
300,000 Parker-Hannifin Corp 3 .250 03/01/27 296,780
400,000 Parker-Hannifin Corp 4 .250 09/15/27 401,843
300,000 Quanta Services, Inc 4 .750 08/09/27 303,425
500,000 Quanta Services, Inc 4 .300 08/09/28 502,359
1,000,000 Raytheon Technologies Corp 5 .750 11/08/26 1,016,496
500,000 Raytheon Technologies Corp 3 .125 05/04/27 492,796
200,000 Raytheon Technologies Corp 7 .200 08/15/27 211,184
400,000 Regal Rexnord Corp 6 .050 04/15/28 413,773
725,000 Roper Technologies, Inc 4 .250 09/15/28 728,387
175,000 Stanley Black & Decker, Inc 6 .000 03/06/28 181,840
200,000 Textron, Inc 3 .650 03/15/27 198,000
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 297,396
200,000 Xylem, Inc 3 .250 11/01/26 197,915
200,000 Xylem, Inc 1 .950 01/30/28 190,521
TOTAL CAPITAL GOODS 32,710,045
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
300,000 CDW LLC 4 .250 04/01/28 298,290
500,000 Cintas Corp No 2 4 .200 05/01/28 502,145
500,000 Concentrix Corp 6 .650 08/02/26 507,431
750,000 Corp Andina de Fomento 4 .125 01/07/28 751,480
135,000 Corp Andina de Fomento 4 .125 06/30/28 135,464
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 998,433
250,000 Equifax, Inc 5 .100 12/15/27 254,588
350,000 Equifax, Inc 5 .100 06/01/28 357,805
2,460,000 European Investment Bank 3 .875 06/15/28 2,473,621
595,000 International Bank for Reconstruction & Development 4 .000 08/27/26 595,646
500,000 International Bank for Reconstruction & Development 3 .125 06/15/27 495,256
750,000 International Bank for Reconstruction & Development 1 .375 04/20/28 708,468
2,822,000 International Bank for Reconstruction & Development 3 .625 05/05/28 2,819,574
1,000,000 Mastercard, Inc 4 .100 01/15/28 1,005,298
1,000,000 Mastercard, Inc 4 .550 03/15/28 1,016,169
300,000 Republic Services, Inc 3 .950 05/15/28 300,075

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6% (continued)
$ 1,000,000 Waste Management, Inc 4 .950% 07/03/27 $ 1,017,413
500,000 Waste Management, Inc 4 .500 03/15/28 506,030
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,743,186
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
950,000 Alibaba Group Holding Ltd 3 .400 12/06/27 938,385
500,000 Amazon.com, Inc 3 .300 04/13/27 496,337
1,500,000 Amazon.com, Inc 1 .200 06/03/27 1,438,602
100,000 AutoNation, Inc 3 .800 11/15/27 98,963
200,000 AutoZone, Inc 4 .500 02/01/28 201,762
500,000 Chevron USA, Inc 3 .950 08/13/27 502,109
500,000 Chevron USA, Inc 4 .050 08/13/28 502,502
350,000 eBay, Inc 5 .950 11/22/27 363,615
750,000 Home Depot, Inc 4 .950 09/30/26 757,787
200,000 Home Depot, Inc 2 .875 04/15/27 197,134
1,000,000 Home Depot, Inc 4 .875 06/25/27 1,016,551
400,000 Home Depot, Inc 2 .800 09/14/27 392,414
750,000 Home Depot, Inc 3 .750 09/15/28 747,293
350,000 LKQ Corp 5 .750 06/15/28 361,760
400,000 Lowe's Cos, Inc 3 .350 04/01/27 396,090
500,000 Lowe's Cos, Inc 3 .100 05/03/27 492,726
500,000 Lowe's Cos, Inc 3 .950 10/15/27 499,672
300,000 Lowe's Cos, Inc 1 .300 04/15/28 280,424
750,000 Lowe's Cos, Inc 4 .000 10/15/28 748,278
350,000 O'Reilly Automotive, Inc 5 .750 11/20/26 356,034
300,000 O'Reilly Automotive, Inc 3 .600 09/01/27 297,327
1,500,000 Walmart, Inc 4 .100 04/28/27 1,510,201
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,595,966
CONSUMER DURABLES & APPAREL - 0.1%
200,000 DR Horton, Inc 1 .300 10/15/26 194,439
200,000 DR Horton, Inc 1 .400 10/15/27 189,746
200,000 Hasbro, Inc 3 .550 11/19/26 198,292
225,000 Hasbro, Inc 3 .500 09/15/27 221,876
200,000 Leggett & Platt, Inc 3 .500 11/15/27 195,988
500,000 Lennar Corp 4 .750 11/29/27 504,735
750,000 NIKE, Inc 2 .750 03/27/27 738,330
128,000 PulteGroup, Inc 5 .000 01/15/27 129,117
150,000 Tapestry, Inc 4 .125 07/15/27 149,864
200,000 Toll Brothers Finance Corp 4 .875 03/15/27 201,460
100,000 Toll Brothers Finance Corp 4 .350 02/15/28 100,295
TOTAL CONSUMER DURABLES & APPAREL 2,824,142
CONSUMER SERVICES - 0.3%
200,000 Booking Holdings, Inc 3 .550 03/15/28 197,870
750,000 Darden Restaurants, Inc 4 .350 10/15/27 752,873
500,000 Expedia Group, Inc 4 .625 08/01/27 503,395
200,000 Expedia Group, Inc 3 .800 02/15/28 198,267
500,000 Hyatt Hotels Corp 5 .750 01/30/27 509,415
125,000 Hyatt Hotels Corp 5 .050 03/30/28 127,029
500,000 Las Vegas Sands Corp 5 .900 06/01/27 510,106
500,000 Las Vegas Sands Corp 5 .625 06/15/28 511,175
500,000 Marriott International, Inc 4 .200 07/15/27 501,548
350,000 Marriott International, Inc 5 .000 10/15/27 356,091
300,000 McDonald's Corp 3 .500 03/01/27 298,095
700,000 McDonald's Corp 3 .500 07/01/27 694,524
200,000 McDonald's Corp 3 .800 04/01/28 199,133
300,000 Royal Caribbean Cruises Ltd 3 .700 03/15/28 295,196
500,000 Sands China Ltd 2 .300 03/08/27 485,570
500,000 Sands China Ltd 5 .900 08/08/28 511,551
750,000 Starbucks Corp 4 .850 02/08/27 757,373
200,000 Starbucks Corp 3 .500 03/01/28 197,462
TOTAL CONSUMER SERVICES 7,606,673
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
800,000 Costco Wholesale Corp 1 .375 06/20/27 768,550

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2% (continued)
$ 325,000 Dollar General Corp 4 .125% 05/01/28 $ 323,617
500,000 Dollar Tree, Inc 4 .200 05/15/28 498,675
100,000 Kroger Co 2 .650 10/15/26 98,607
300,000 Kroger Co 3 .700 08/01/27 298,430
500,000 Starbucks Corp 4 .500 05/15/28 504,918
100,000 SYSCO Corp 3 .250 07/15/27 98,633
800,000 Target Corp 1 .950 01/15/27 781,013
500,000 Target Corp 4 .350 06/15/28 504,973
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,877,416
ENERGY - 1.1%
250,000 Baker Hughes Holdings LLC 2 .061 12/15/26 244,039
400,000 Baker Hughes Holdings LLC 3 .337 12/15/27 394,320
450,000 BP Capital Markets America, Inc 3 .543 04/06/27 446,997
1,150,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,174,326
200,000 BP Capital Markets plc 3 .279 09/19/27 197,528
500,000 Canadian Natural Resources Ltd 3 .850 06/01/27 496,691
400,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 404,365
200,000 Chevron Corp 1 .995 05/11/27 194,391
1,000,000 Chevron USA, Inc 4 .405 02/26/27 1,008,428
300,000 Chevron USA, Inc 1 .018 08/12/27 285,453
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,013,956
400,000 Continental Resources, Inc 4 .375 01/15/28 397,468
250,000 Coterra Energy, Inc 3 .900 05/15/27 248,358
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,014,355
1,000,000 Enbridge, Inc 5 .900 11/15/26 1,017,497
300,000 Enbridge, Inc 5 .250 04/05/27 304,537
150,000 Enbridge, Inc 3 .700 07/15/27 148,771
300,000 Enbridge, Inc 4 .600 06/20/28 303,524
500,000 Energy Transfer LP 6 .050 12/01/26 509,318
350,000 Energy Transfer LP 4 .400 03/15/27 351,188
800,000 Energy Transfer LP 5 .550 02/15/28 823,476
500,000 Energy Transfer Operating LP 5 .500 06/01/27 508,670
200,000 Eni USA, Inc 7 .300 11/15/27 212,219
500,000 Enterprise Products Operating LLC 4 .600 01/11/27 503,600
750,000 Enterprise Products Operating LLC 4 .300 06/20/28 755,748
500,000 Enterprise Products Operating LLC 5 .250 08/16/77 499,462
100,000 Enterprise Products Operating LLC 5 .375 02/15/78 99,316
500,000 EOG Resources, Inc 4 .400 07/15/28 504,592
336,000 EQT Corp 3 .900 10/01/27 333,842
500,000 EQT Corp 5 .700 04/01/28 516,810
775,000 Equinor ASA 1 .750 01/22/26 769,256
750,000 Equinor ASA 4 .250 06/02/28 755,243
500,000 (b) Equitable America Global Funding 3 .950 09/15/27 499,117
500,000 Helmerich & Payne, Inc 4 .650 12/01/27 502,139
350,000 Hess Corp 4 .300 04/01/27 351,156
400,000 Kinder Morgan, Inc 1 .750 11/15/26 389,586
350,000 Kinder Morgan, Inc 4 .300 03/01/28 351,507
250,000 Marathon Petroleum Corp 5 .125 12/15/26 252,224
300,000 Marathon Petroleum Corp 3 .800 04/01/28 297,069
650,000 MPLX LP 4 .125 03/01/27 649,085
550,000 MPLX LP 4 .000 03/15/28 547,440
1,000,000 Occidental Petroleum Corp 5 .000 08/01/27 1,010,470
500,000 ONEOK, Inc 5 .550 11/01/26 506,333
500,000 ONEOK, Inc 4 .250 09/24/27 500,541
300,000 Ovintiv, Inc 5 .650 05/15/28 308,972
200,000 Patterson-UTI Energy, Inc 3 .950 02/01/28 195,356
700,000 Phillips 66 3 .900 03/15/28 696,196
100,000 Phillips 66 Co 4 .950 12/01/27 101,652
300,000 Plains All American Pipeline LP 4 .500 12/15/26 300,517
600,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 603,628
500,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 499,464
154,000 Solventum Corp 5 .450 02/25/27 156,499

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.1% (continued)
$ 350,000 South Bow USA Infrastructure Holdings LLC 4 .911% 09/01/27 $ 352,996
250,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 249,110
500,000 Targa Resources Corp 5 .200 07/01/27 507,879
200,000 TC PipeLines LP 3 .900 05/25/27 198,850
600,000 TransCanada PipeLines Ltd 4 .250 05/15/28 600,280
350,000 Valero Energy Partners LP 4 .500 03/15/28 352,727
800,000 Williams Cos, Inc 3 .750 06/15/27 794,568
750,000 Woodside Finance Ltd 4 .900 05/19/28 759,323
TOTAL ENERGY 28,972,428
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
200,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 198,835
300,000 American Homes 4 Rent LP 4 .250 02/15/28 299,271
500,000 American Tower Corp 3 .375 10/15/26 496,345
400,000 American Tower Corp 3 .125 01/15/27 394,455
200,000 American Tower Corp 3 .650 03/15/27 198,513
500,000 American Tower Corp 3 .550 07/15/27 495,184
600,000 American Tower Corp 1 .500 01/31/28 565,052
200,000 AvalonBay Communities, Inc 2 .900 10/15/26 197,918
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 196,362
500,000 Boston Properties LP 6 .750 12/01/27 524,452
100,000 Brixmor Operating Partnership LP 3 .900 03/15/27 99,548
150,000 Brixmor Operating Partnership LP 2 .250 04/01/28 142,860
500,000 Camden Property Trust 5 .850 11/03/26 508,900
800,000 Crown Castle, Inc 2 .900 03/15/27 784,579
200,000 Crown Castle, Inc 5 .000 01/11/28 202,810
600,000 Crown Castle, Inc 3 .800 02/15/28 593,037
350,000 Digital Realty Trust LP 3 .700 08/15/27 347,490
350,000 Digital Realty Trust LP 5 .550 01/15/28 360,267
100,000 EPR Properties 4 .750 12/15/26 100,237
400,000 EPR Properties 4 .950 04/15/28 403,094
200,000 Equinix, Inc 1 .800 07/15/27 192,026
300,000 Equinix, Inc 1 .550 03/15/28 282,047
100,000 ERP Operating LP 2 .850 11/01/26 98,730
350,000 ERP Operating LP 3 .500 03/01/28 345,853
350,000 Essex Portfolio LP 3 .625 05/01/27 347,529
500,000 Extra Space Storage LP 5 .700 04/01/28 516,406
150,000 Federal Realty OP LP 3 .250 07/15/27 147,556
200,000 Federal Realty OP LP 5 .375 05/01/28 205,290
300,000 Healthcare Realty Holdings LP 3 .750 07/01/27 297,675
250,000 Healthpeak OP LLC 1 .350 02/01/27 240,639
100,000 Highwoods Realty LP 3 .875 03/01/27 98,991
150,000 Highwoods Realty LP 4 .125 03/15/28 148,335
300,000 Kimco Realty OP LLC 2 .800 10/01/26 295,968
200,000 Kimco Realty OP LLC 1 .900 03/01/28 190,234
200,000 Kite Realty Group LP 4 .000 10/01/26 199,460
350,000 Mid-America Apartments LP 3 .600 06/01/27 347,505
250,000 National Retail Properties, Inc 3 .600 12/15/26 248,423
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 200,556
250,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 252,077
150,000 Prologis LP 3 .250 10/01/26 148,873
500,000 Prologis LP 2 .125 04/15/27 486,176
650,000 Public Storage 1 .500 11/09/26 632,909
150,000 Public Storage 1 .850 05/01/28 142,243
300,000 Realty Income Corp 3 .000 01/15/27 295,774
300,000 Realty Income Corp 3 .950 08/15/27 299,700
650,000 Realty Income Corp 3 .400 01/15/28 640,718
500,000 (c) Realty Income Corp 3 .950 02/01/29 497,522
200,000 Regency Centers LP 3 .600 02/01/27 198,600
500,000 Simon Property Group LP 1 .375 01/15/27 483,465
500,000 Simon Property Group LP 3 .375 06/15/27 494,818
100,000 Simon Property Group LP 3 .375 12/01/27 98,747
300,000 Simon Property Group LP 1 .750 02/01/28 285,018

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 200,000 Tanger Properties LP 3 .875% 07/15/27 $ 198,218
200,000 UDR, Inc 3 .500 01/15/28 196,988
150,000 Ventas Realty LP 3 .250 10/15/26 148,433
350,000 Ventas Realty LP 3 .850 04/01/27 348,633
150,000 Ventas Realty LP 4 .000 03/01/28 149,312
400,000 VICI Properties LP 4 .750 02/15/28 403,363
1,000,000 VICI Properties LP 4 .750 04/01/28 1,010,426
200,000 Welltower OP LLC 2 .700 02/15/27 196,437
300,000 Welltower OP LLC 4 .250 04/15/28 301,830
250,000 WP Carey, Inc 4 .250 10/01/26 250,064
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,672,776
FINANCIAL SERVICES - 3.2%
750,000 AerCap Ireland Capital DAC 2 .450 10/29/26 736,864
500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 510,716
750,000 AerCap Ireland Capital DAC 6 .450 04/15/27 773,450
500,000 AerCap Ireland Capital DAC 4 .625 10/15/27 503,746
1,250,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,269,151
1,000,000 African Development Bank 4 .375 11/03/27 1,013,620
1,200,000 African Development Bank 3 .875 06/12/28 1,206,046
500,000 Ally Financial, Inc 7 .100 11/15/27 526,215
500,000 Ally Financial, Inc 5 .737 05/15/29 511,792
500,000 American Express Co 1 .650 11/04/26 487,514
500,000 American Express Co 2 .550 03/04/27 490,228
1,000,000 American Express Co 5 .098 02/16/28 1,013,420
1,000,000 American Express Co 5 .043 07/26/28 1,017,063
950,000 American Express Co 4 .731 04/25/29 964,971
1,000,000 American Express Co 4 .351 07/20/29 1,005,900
650,000 Ares Capital Corp 7 .000 01/15/27 669,069
750,000 Ares Capital Corp 2 .875 06/15/28 716,057
500,000 Ares Strategic Income Fund 5 .700 03/15/28 507,012
500,000 (b) Ares Strategic Income Fund 5 .450 09/09/28 503,900
500,000 (b) Ares Strategic Income Fund 4 .850 01/15/29 494,811
100,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 97,884
750,000 Bank of ,NV Scotia 4 .043 09/15/28 748,354
500,000 Bank of Montreal 4 .062 09/22/28 499,292
750,000 Bank of New York Mellon Corp 3 .442 02/07/28 744,886
500,000 Bank of New York Mellon Corp 4 .441 06/09/28 503,429
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,014,883
100,000 Barings BDC, Inc 3 .300 11/23/26 98,241
500,000 Barings BDC, Inc 5 .200 09/15/28 496,457
500,000 BlackRock Funding, Inc 4 .600 07/26/27 506,654
250,000 BlackRock, Inc 3 .200 03/15/27 247,859
300,000 Blackstone Private Credit Fund 2 .625 12/15/26 292,929
750,000 Blackstone Private Credit Fund 4 .950 09/26/27 754,121
400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 393,727
300,000 Blackstone Secured Lending Fund 2 .125 02/15/27 290,238
500,000 Blackstone Secured Lending Fund 5 .350 04/13/28 506,839
450,000 Blue Owl Capital Corp 3 .400 07/15/26 445,871
150,000 Blue Owl Capital Corp 2 .625 01/15/27 145,938
400,000 Blue Owl Capital Corp 2 .875 06/11/28 378,545
150,000 Blue Owl Capital Corp II 8 .450 11/15/26 155,394
200,000 Blue Owl Credit Income Corp 4 .700 02/08/27 199,655
300,000 Blue Owl Credit Income Corp 7 .750 09/16/27 315,225
300,000 Blue Owl Credit Income Corp 7 .950 06/13/28 321,329
250,000 Brookfield Finance, Inc 4 .250 06/02/26 249,921
350,000 Brookfield Finance, Inc 3 .900 01/25/28 347,501
1,000,000 Capital One Financial Corp 3 .750 03/09/27 994,458
850,000 Capital One Financial Corp 7 .149 10/29/27 875,450
500,000 Capital One Financial Corp 4 .927 05/10/28 505,149
1,200,000 Capital One Financial Corp 5 .468 02/01/29 1,230,616
750,000 Capital One Financial Corp 6 .312 06/08/29 786,759
500,000 Charles Schwab Corp 2 .450 03/03/27 489,185

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.2% (continued)
$ 650,000 Charles Schwab Corp 3 .200% 01/25/28 $ 638,569
300,000 Charles Schwab Corp 2 .000 03/20/28 286,577
300,000 Charles Schwab Corp 5 .643 05/19/29 311,548
300,000 Corebridge Financial, Inc 3 .650 04/05/27 297,425
500,000 Corebridge Financial, Inc 6 .875 12/15/52 512,734
200,000 Deutsche Bank AG. 6 .720 01/18/29 210,028
250,000 Discover Bank 5 .974 08/09/28 258,869
200,000 Fidelity National Information Services, Inc 1 .650 03/01/28 188,489
750,000 Fiserv, Inc 5 .150 03/15/27 759,789
350,000 Fiserv, Inc 5 .450 03/02/28 359,829
400,000 FS KKR Capital Corp 3 .250 07/15/27 386,545
275,000 Global Payments, Inc 4 .950 08/15/27 278,288
300,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 306,868
2,000,000 Goldman Sachs Group, Inc 1 .948 10/21/27 1,952,929
1,500,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,468,459
1,500,000 Goldman Sachs Group, Inc 3 .615 03/15/28 1,488,750
2,500,000 Goldman Sachs Group, Inc 4 .937 04/23/28 2,529,267
1,000,000 Goldman Sachs Group, Inc 3 .691 06/05/28 992,808
1,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 1,006,257
1,500,000 Goldman Sachs Group, Inc 4 .223 05/01/29 1,501,750
500,000 (a),(b) Goldman Sachs Private Credit Corp 5 .875 05/06/28 507,434
200,000 Golub Capital BDC, Inc 2 .500 08/24/26 196,485
300,000 (b) Golub Capital Private Credit Fund 5 .450 08/15/28 301,566
100,000 Hercules Capital, Inc 2 .625 09/16/26 98,215
200,000 Hercules Capital, Inc 3 .375 01/20/27 196,273
500,000 (b) HPS Corporate Lending Fund 5 .300 06/05/27 502,664
500,000 HPS Corporate Lending Fund 5 .450 01/14/28 504,547
300,000 (b) HPS Corporate Lending Fund 4 .900 09/11/28 298,455
750,000 Intercontinental Exchange, Inc 4 .000 09/15/27 748,995
590,000 International Finance Corp 4 .500 01/21/28 600,597
200,000 Jackson Financial, Inc 5 .170 06/08/27 202,443
500,000 Jefferies Financial Group, Inc 4 .850 01/15/27 504,041
2,400,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,420,926
300,000 LPL Holdings, Inc 5 .700 05/20/27 305,656
500,000 LPL Holdings, Inc 4 .900 04/03/28 505,406
200,000 Main Street Capital Corp 3 .000 07/14/26 197,306
550,000 Main Street Capital Corp 6 .500 06/04/27 562,061
500,000 Main Street Capital Corp 5 .400 08/15/28 502,022
500,000 Marex Group plc 5 .829 05/08/28 507,257
600,000 Mastercard, Inc 3 .300 03/26/27 595,339
1,000,000 Morgan Stanley 2 .475 01/21/28 978,770
2,500,000 Morgan Stanley 5 .652 04/13/28 2,555,981
1,000,000 Morgan Stanley 4 .210 04/20/28 1,001,087
750,000 Morgan Stanley 5 .123 02/01/29 766,161
2,500,000 Morgan Stanley 4 .994 04/12/29 2,549,934
200,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 199,696
500,000 National Rural Utilities Cooperative Finance Corp 4 .800 02/05/27 504,834
750,000 National Rural Utilities Cooperative Finance Corp 5 .100 05/06/27 762,209
500,000 National Rural Utilities Cooperative Finance Corp 4 .120 09/16/27 501,784
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 507,372
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 08/25/28 1,002,703
500,000 New Mountain Finance Corp 6 .200 10/15/27 510,200
500,000 Nomura Holdings, Inc 2 .329 01/22/27 487,611
750,000 Nomura Holdings, Inc 5 .594 07/02/27 766,561
500,000 Nomura Holdings, Inc 2 .172 07/14/28 472,400
300,000 (b) North Haven Private Income Fund LLC 5 .125 09/25/28 298,450
750,000 Northern Trust Corp 3 .375 05/08/32 735,396
200,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 194,039
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 505,712
1,500,000 Oesterreichische Kontrollbank AG. 4 .750 05/21/27 1,523,160
460,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 463,476
300,000 ORIX Corp 5 .000 09/13/27 305,195

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.2% (continued)
$ 750,000 PACCAR Financial Corp 4 .000% 08/08/28 $ 751,994
750,000 PayPal Holdings, Inc 4 .450 03/06/28 757,829
750,000 (b) Private Export Funding Corp 4 .500 02/07/27 754,858
750,000 S&P Global, Inc 2 .450 03/01/27 734,527
100,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 98,419
500,000 State Street Bank & Trust Co 4 .594 11/25/26 503,841
750,000 State Street Corp 4 .993 03/18/27 761,544
750,000 State Street Corp 4 .530 02/20/29 758,030
700,000 Synchrony Financial 3 .950 12/01/27 691,980
500,000 Synchrony Financial 5 .019 07/29/29 504,311
500,000 UBS AG. 4 .864 01/10/28 504,236
850,000 Visa, Inc 1 .900 04/15/27 826,155
100,000 Voya Financial, Inc 4 .700 01/23/48 96,357
TOTAL FINANCIAL SERVICES 80,888,612
FOOD, BEVERAGE & TOBACCO - 0.8%
500,000 Altria Group, Inc 4 .875 02/04/28 508,098
1,050,000 BAT Capital Corp 4 .700 04/02/27 1,056,952
800,000 BAT Capital Corp 2 .259 03/25/28 764,487
300,000 BAT International Finance plc 4 .448 03/16/28 301,809
750,000 Bunge Ltd 4 .100 01/07/28 751,023
750,000 Campbell Soup Co 5 .200 03/19/27 761,585
1,000,000 Coca-Cola Co 1 .000 03/15/28 936,830
500,000 ConAgra Brands, Inc 5 .300 10/01/26 505,086
200,000 ConAgra Brands, Inc 1 .375 11/01/27 188,400
500,000 Constellation Brands, Inc 3 .700 12/06/26 497,320
500,000 Constellation Brands, Inc 4 .350 05/09/27 501,439
500,000 Diageo Capital plc 5 .375 10/05/26 506,584
350,000 Diageo Capital plc 5 .300 10/24/27 358,628
500,000 General Mills, Inc 4 .700 01/30/27 503,854
400,000 General Mills, Inc 4 .200 04/17/28 400,762
500,000 Hershey Co 4 .550 02/24/28 507,935
500,000 Hormel Foods Corp 4 .800 03/30/27 505,618
200,000 Ingredion, Inc 3 .200 10/01/26 197,917
250,000 Kellogg Co 3 .400 11/15/27 246,931
300,000 Kellogg Co 4 .300 05/15/28 302,175
500,000 Keurig Dr Pepper, Inc 5 .100 03/15/27 504,935
750,000 Keurig Dr Pepper, Inc 4 .350 05/15/28 749,705
650,000 Kraft Heinz Foods Co 3 .875 05/15/27 647,102
150,000 McCormick & Co, Inc 3 .400 08/15/27 148,257
500,000 Mondelez International, Inc 2 .625 03/17/27 489,620
500,000 Mondelez International, Inc 4 .250 05/06/28 502,288
1,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .650 02/16/27 1,010,004
150,000 PepsiCo, Inc 5 .125 11/10/26 151,973
1,000,000 PepsiCo, Inc 4 .450 02/07/28 1,013,906
1,000,000 PepsiCo, Inc 4 .100 01/15/29 1,003,533
750,000 Philip Morris International, Inc 4 .750 02/12/27 756,927
500,000 Philip Morris International, Inc 4 .375 11/01/27 503,703
1,050,000 Philip Morris International, Inc 3 .125 03/02/28 1,027,994
750,000 Philip Morris International, Inc 4 .125 04/28/28 751,344
300,000 Tyson Foods, Inc 3 .550 06/02/27 296,862
TOTAL FOOD, BEVERAGE & TOBACCO 19,861,586
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
500,000 Abbott Laboratories 3 .750 11/30/26 499,757
500,000 Baxter International, Inc 1 .915 02/01/27 484,620
650,000 Becton Dickinson & Co 3 .700 06/06/27 645,614
300,000 Becton Dickinson & Co 4 .693 02/13/28 303,782
750,000 Cardinal Health, Inc 4 .700 11/15/26 755,164
500,000 Cencora, Inc 4 .625 12/15/27 505,649
900,000 Centene Corp 4 .250 12/15/27 883,816
1,000,000 Centene Corp 2 .450 07/15/28 929,233
1,000,000 Cigna Group 3 .400 03/01/27 990,487
200,000 CommonSpirit Health 6 .073 11/01/27 207,403

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8% (continued)
$ 600,000 CVS Health Corp 3 .625% 04/01/27 $ 594,868
750,000 CVS Health Corp 1 .300 08/21/27 710,527
1,800,000 CVS Health Corp 4 .300 03/25/28 1,801,186
1,000,000 Elevance Health, Inc 4 .500 10/30/26 1,004,106
500,000 Elevance Health, Inc 4 .101 03/01/28 499,729
650,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 669,918
750,000 HCA, Inc 3 .125 03/15/27 739,454
525,000 HCA, Inc 5 .000 03/01/28 534,661
500,000 Humana, Inc 1 .350 02/03/27 481,227
200,000 Humana, Inc 5 .750 03/01/28 206,311
500,000 Icon Investments Six DAC 5 .809 05/08/27 510,133
300,000 IQVIA, Inc 5 .700 05/15/28 309,510
200,000 Kaiser Foundation Hospitals 3 .150 05/01/27 197,529
400,000 Laboratory Corp of America Holdings 3 .600 09/01/27 396,635
200,000 McKesson Corp 3 .950 02/16/28 199,403
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 506,219
750,000 Smith & Nephew plc 5 .150 03/20/27 760,117
200,000 SSM Health Care Corp 3 .823 06/01/27 198,839
750,000 Stryker Corp 4 .700 02/10/28 760,953
1,000,000 UnitedHealth Group, Inc 4 .600 04/15/27 1,008,193
400,000 UnitedHealth Group, Inc 5 .250 02/15/28 410,724
500,000 Zimmer Biomet Holdings, Inc 4 .700 02/19/27 503,567
TOTAL HEALTH CARE EQUIPMENT & SERVICES 19,209,334
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
400,000 Clorox Co 3 .900 05/15/28 398,637
175,000 Ecolab, Inc 4 .300 06/15/28 176,395
500,000 Estee Lauder Cos, Inc 4 .375 05/15/28 503,662
800,000 Haleon US Capital LLC 3 .375 03/24/27 791,692
300,000 Kimberly-Clark Corp 1 .050 09/15/27 284,617
300,000 Unilever Capital Corp 2 .900 05/05/27 295,673
750,000 Unilever Capital Corp 4 .250 08/12/27 755,647
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,206,323
INSURANCE - 0.4%
300,000 Aegon NV 5 .500 04/11/48 302,502
200,000 Allstate Corp 7 .411 08/15/53 200,318
200,000 American National Group, Inc 5 .000 06/15/27 201,643
750,000 Aon North America, Inc 5 .125 03/01/27 760,419
200,000 Arch Capital Group Ltd 4 .011 12/15/26 199,623
1,000,000 Arthur J Gallagher & Co 4 .600 12/15/27 1,009,804
375,000 Athene Holding Ltd 4 .125 01/12/28 374,388
100,000 AXIS Specialty Finance plc 4 .000 12/06/27 99,461
500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 489,593
300,000 Brighthouse Financial, Inc 3 .700 06/22/27 296,244
125,000 Brown & Brown, Inc 4 .600 12/23/26 125,654
425,000 Brown & Brown, Inc 4 .700 06/23/28 429,058
200,000 Cincinnati Financial Corp 6 .920 05/15/28 213,967
300,000 CNA Financial Corp 3 .450 08/15/27 296,380
750,000 Elevance Health, Inc 4 .000 09/15/28 746,721
183,000 Equitable Holdings, Inc 4 .350 04/20/28 183,628
150,000 F&G Annuities & Life, Inc 7 .400 01/13/28 157,446
250,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 253,163
300,000 Lincoln National Corp 3 .625 12/12/26 298,050
350,000 Manulife Financial Corp 2 .484 05/19/27 341,042
200,000 Manulife Financial Corp 4 .061 02/24/32 198,584
1,000,000 Marsh & McLennan Cos, Inc 4 .550 11/08/27 1,011,130
250,000 Principal Financial Group, Inc 3 .100 11/15/26 247,149
200,000 Progressive Corp 2 .450 01/15/27 196,276
200,000 Progressive Corp 2 .500 03/15/27 195,918
250,000 Prudential Financial, Inc 3 .878 03/27/28 250,386
250,000 (d) Prudential Financial, Inc 4 .500 09/15/47 246,846
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 479,625

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.4% (continued)
$ 300,000 Willis North America, Inc 4 .650% 06/15/27 $ 302,301
TOTAL INSURANCE 10,107,319
MATERIALS - 0.4%
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 756,786
1,000,000 Amcor Flexibles North America, Inc 4 .800 03/17/28 1,011,212
500,000 (b) Amrize Finance US LLC 4 .600 04/07/27 502,975
500,000 (b) Amrize Finance US LLC 4 .700 04/07/28 505,835
600,000 ArcelorMittal S.A. 6 .550 11/29/27 626,054
200,000 Berry Global, Inc 1 .650 01/15/27 193,739
150,000 Berry Global, Inc 5 .500 04/15/28 154,224
600,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 609,582
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 197,783
400,000 Ecolab, Inc 1 .650 02/01/27 388,211
250,000 Freeport-McMoRan, Inc 4 .125 03/01/28 248,540
150,000 Kinross Gold Corp 4 .500 07/15/27 150,602
350,000 LYB International Finance BV 3 .500 03/02/27 345,836
300,000 Martin Marietta Materials, Inc 3 .500 12/15/27 296,401
200,000 Mosaic Co 4 .050 11/15/27 199,431
400,000 Nucor Corp 3 .950 05/01/28 399,018
650,000 Nutrien Ltd 5 .200 06/21/27 660,444
150,000 Packaging Corp of America 3 .400 12/15/27 147,855
300,000 PPG Industries, Inc 3 .750 03/15/28 297,801
500,000 Rio Tinto Finance USA plc 4 .375 03/12/27 503,225
1,000,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,010,968
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 1,009,597
500,000 Sherwin-Williams Co 4 .300 08/15/28 502,472
150,000 Steel Dynamics, Inc 1 .650 10/15/27 142,658
200,000 Vulcan Materials Co 3 .900 04/01/27 199,505
150,000 WRKCo, Inc 3 .375 09/15/27 147,874
200,000 WRKCo, Inc 4 .000 03/15/28 198,887
TOTAL MATERIALS 11,407,515
MEDIA & ENTERTAINMENT - 0.4%
1,000,000 Asian Infrastructure Investment Bank 3 .625 09/15/28 998,814
500,000 Baidu, Inc 4 .375 03/29/28 504,056
500,000 (b) Blue Owl Technology Finance Corp 6 .100 03/15/28 506,429
300,000 Charter Communications Operating LLC 4 .200 03/15/28 298,627
400,000 Comcast Corp 2 .350 01/15/27 392,022
600,000 Comcast Corp 3 .300 02/01/27 594,853
300,000 Comcast Corp 3 .300 04/01/27 297,118
1,000,000 Comcast Corp 3 .150 02/15/28 982,385
500,000 Comcast Corp 3 .550 05/01/28 494,952
750,000 Inter-American Investment Corp 3 .625 02/17/27 747,367
1,000,000 Meta Platforms, Inc 3 .500 08/15/27 995,570
750,000 Meta Platforms, Inc 4 .600 05/15/28 765,349
500,000 Netflix, Inc 4 .375 11/15/26 502,257
500,000 Netflix, Inc 4 .875 04/15/28 510,985
300,000 Paramount Global 2 .900 01/15/27 293,839
100,000 Paramount Global 3 .375 02/15/28 97,413
500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 509,015
800,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 788,901
300,000 Walt Disney Co 3 .700 03/23/27 299,475
300,000 Walt Disney Co 2 .200 01/13/28 289,485
TOTAL MEDIA & ENTERTAINMENT 10,868,912
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
2,000,000 AbbVie, Inc 4 .800 03/15/27 2,022,710
1,000,000 AbbVie, Inc 4 .650 03/15/28 1,016,473
500,000 Agilent Technologies, Inc 4 .200 09/09/27 500,501
1,300,000 Amgen, Inc 2 .200 02/21/27 1,268,389
500,000 Amgen, Inc 3 .200 11/02/27 491,907
1,000,000 Amgen, Inc 5 .150 03/02/28 1,023,345
500,000 Amgen, Inc 1 .650 08/15/28 467,483
1,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 1,011,247

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0% (continued)
$ 500,000 AstraZeneca Finance LLC 1 .750% 05/28/28 $ 473,251
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 197,239
2,000,000 Bristol-Myers Squibb Co 4 .900 02/22/27 2,026,055
1,000,000 Eli Lilly & Co 4 .500 02/09/27 1,008,516
1,000,000 Eli Lilly & Co 4 .150 08/14/27 1,006,523
750,000 Eli Lilly & Co 4 .550 02/12/28 761,180
750,000 Eli Lilly & Co 4 .000 10/15/28 751,297
500,000 Gilead Sciences, Inc 2 .950 03/01/27 492,960
500,000 Gilead Sciences, Inc 1 .200 10/01/27 474,195
500,000 GlaxoSmithKline Capital plc 4 .315 03/12/27 503,613
1,000,000 Johnson & Johnson 4 .500 03/01/27 1,011,340
1,000,000 Johnson & Johnson 4 .550 03/01/28 1,019,794
750,000 Merck & Co, Inc 1 .700 06/10/27 724,436
750,000 Merck & Co, Inc 3 .850 09/15/27 751,659
200,000 Mylan, Inc 4 .550 04/15/28 199,220
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 2,022,799
300,000 Pfizer, Inc 3 .000 12/15/26 297,104
300,000 Royalty Pharma plc 1 .750 09/02/27 286,637
1,000,000 Thermo Fisher Scientific, Inc 5 .000 12/05/26 1,011,469
500,000 Viatris, Inc 2 .300 06/22/27 481,303
200,000 Zoetis, Inc 3 .000 09/12/27 196,485
500,000 Zoetis, Inc 4 .150 08/17/28 501,731
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 24,000,861
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
500,000 Advanced Micro Devices, Inc 4 .319 03/24/28 504,358
500,000 Analog Devices, Inc 3 .500 12/05/26 497,338
750,000 Analog Devices, Inc 4 .250 06/15/28 755,253
500,000 Applied Materials, Inc 3 .300 04/01/27 496,218
1,000,000 Broadcom Corp 3 .875 01/15/27 999,249
1,000,000 Broadcom, Inc 5 .050 07/12/27 1,017,272
350,000 Broadcom, Inc 4 .150 02/15/28 350,913
500,000 Broadcom, Inc 4 .800 04/15/28 509,202
300,000 Intel Corp 3 .750 03/25/27 298,181
500,000 Intel Corp 3 .150 05/11/27 491,931
300,000 Intel Corp 3 .750 08/05/27 297,691
750,000 Intel Corp 4 .875 02/10/28 761,375
750,000 Intel Corp 1 .600 08/12/28 699,476
275,000 Marvell Technology, Inc 2 .450 04/15/28 263,418
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 1,014,676
300,000 Micron Technology, Inc 5 .375 04/15/28 309,388
750,000 NVIDIA Corp 1 .550 06/15/28 707,801
300,000 NXP BV 4 .400 06/01/27 300,938
500,000 NXP BV 4 .300 08/19/28 500,715
300,000 QUALCOMM, Inc 3 .250 05/20/27 297,418
750,000 Texas Instruments, Inc 4 .600 02/08/27 757,124
300,000 TSMC Arizona Corp 1 .750 10/25/26 292,760
500,000 TSMC Arizona Corp 3 .875 04/22/27 498,854
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,621,549
SOFTWARE & SERVICES - 0.4%
1,000,000 Accenture Capital, Inc 3 .900 10/04/27 1,001,047
750,000 Adobe, Inc 4 .850 04/04/27 761,004
500,000 Adobe, Inc 4 .750 01/17/28 509,557
750,000 Cadence Design Systems, Inc 4 .200 09/10/27 753,118
500,000 IBM International Capital Pte Ltd 4 .600 02/05/27 503,590
500,000 International Business Machines Corp 1 .700 05/15/27 482,102
200,000 Kyndryl Holdings, Inc 2 .050 10/15/26 195,340
750,000 Oracle Corp 2 .800 04/01/27 735,324
1,000,000 Oracle Corp 3 .250 11/15/27 982,592
1,000,000 Oracle Corp 4 .800 08/03/28 1,016,830
500,000 Roper Technologies, Inc 3 .800 12/15/26 498,161
100,000 Roper Technologies, Inc 1 .400 09/15/27 95,063
1,000,000 Salesforce, Inc 1 .500 07/15/28 939,633

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.4% (continued)
$ 750,000 Synopsys, Inc 4 .550% 04/01/27 $ 754,410
750,000 Synopsys, Inc 4 .650 04/01/28 758,394
500,000 VMware, Inc 3 .900 08/21/27 498,153
300,000 Workday, Inc 3 .500 04/01/27 297,341
TOTAL SOFTWARE & SERVICES 10,781,659
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
550,000 Amphenol Corp 5 .050 04/05/27 558,690
750,000 Amphenol Corp 4 .375 06/12/28 756,783
500,000 Apple, Inc 3 .350 02/09/27 497,166
750,000 Apple, Inc 3 .200 05/11/27 743,800
3,000,000 Apple, Inc 4 .000 05/12/28 3,020,242
1,000,000 Apple, Inc 1 .400 08/05/28 937,494
200,000 Arrow Electronics, Inc 3 .875 01/12/28 197,729
300,000 CDW LLC 2 .670 12/01/26 294,308
1,500,000 Cisco Systems, Inc 4 .800 02/26/27 1,518,009
500,000 Cisco Systems, Inc 4 .550 02/24/28 507,688
500,000 Dell International LLC 4 .900 10/01/26 502,781
300,000 Dell International LLC 6 .100 07/15/27 309,264
1,000,000 Dell International LLC 4 .750 04/01/28 1,014,662
750,000 (c) Dell International LLC 4 .150 02/15/29 748,205
300,000 Flex Ltd 6 .000 01/15/28 309,926
750,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 752,848
750,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 753,334
300,000 HP, Inc 3 .000 06/17/27 294,271
350,000 HP, Inc 4 .750 01/15/28 354,698
700,000 International Business Machines Corp 4 .150 07/27/27 703,011
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,014,283
250,000 Jabil, Inc 4 .250 05/15/27 250,020
150,000 Jabil, Inc 3 .950 01/12/28 148,970
250,000 Keysight Technologies, Inc 4 .600 04/06/27 251,157
250,000 Motorola Solutions, Inc 4 .600 02/23/28 252,601
300,000 NetApp, Inc 2 .375 06/22/27 290,931
250,000 Teledyne Technologies, Inc 2 .250 04/01/28 238,526
200,000 Vontier Corp 2 .400 04/01/28 190,251
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,411,648
TELECOMMUNICATION SERVICES - 0.4%
750,000 AT&T, Inc 3 .800 02/15/27 746,477
1,000,000 AT&T, Inc 2 .300 06/01/27 970,452
1,400,000 AT&T, Inc 1 .650 02/01/28 1,325,391
800,000 Rogers Communications, Inc 3 .200 03/15/27 788,592
450,000 Telefonica Emisiones SAU 4 .103 03/08/27 449,092
500,000 TELUS Corp 3 .700 09/15/27 495,676
1,500,000 T-Mobile USA, Inc 3 .750 04/15/27 1,491,082
1,000,000 T-Mobile USA, Inc 2 .050 02/15/28 953,411
500,000 T-Mobile USA, Inc 4 .950 03/15/28 509,594
500,000 Verizon Communications, Inc 4 .125 03/16/27 500,382
1,500,000 Verizon Communications, Inc 3 .000 03/22/27 1,479,397
550,000 Verizon Communications, Inc 2 .100 03/22/28 524,614
TOTAL TELECOMMUNICATION SERVICES 10,234,160
TRANSPORTATION - 0.3%
1,000,000 Boeing Co 6 .259 05/01/27 1,028,918
500,000 Canadian Pacific Railway Co 1 .750 12/02/26 486,953
250,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 250,176
300,000 CSX Corp 3 .800 03/01/28 298,784
300,000 Delta Air Lines, Inc 4 .375 04/19/28 300,091
750,000 Delta Air Lines, Inc 4 .950 07/10/28 759,102
200,000 (b) FedEx Corp 3 .400 02/15/28 195,805
200,000 Kirby Corp 4 .200 03/01/28 199,564
750,000 Ryder System, Inc 5 .300 03/15/27 761,617
500,000 Ryder System, Inc 5 .250 06/01/28 513,587
500,000 Southwest Airlines Co 3 .000 11/15/26 492,830
500,000 Southwest Airlines Co 5 .125 06/15/27 506,045

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.3% (continued)
$ 200,000 Union Pacific Corp 2 .150% 02/05/27 $ 195,359
450,000 United Parcel Service, Inc 2 .400 11/15/26 442,463
250,000 United Parcel Service, Inc 3 .050 11/15/27 245,867
TOTAL TRANSPORTATION 6,677,161
UTILITIES - 1.4%
500,000 AES Corp 5 .450 06/01/28 512,102
500,000 Ameren Corp 5 .700 12/01/26 507,833
200,000 Ameren Corp 1 .950 03/15/27 193,840
300,000 Ameren Corp 1 .750 03/15/28 283,369
250,000 American Electric Power Co, Inc 3 .200 11/13/27 245,150
300,000 American Electric Power Co, Inc 3 .875 02/15/62 290,233
300,000 Appalachian Power Co 3 .300 06/01/27 295,710
100,000 Arizona Public Service Co 2 .950 09/15/27 98,016
200,000 Atmos Energy Corp 3 .000 06/15/27 197,202
200,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 196,440
300,000 Black Hills Corp 3 .150 01/15/27 296,009
400,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 410,308
100,000 CMS Energy Corp 3 .450 08/15/27 98,677
100,000 Consolidated Edison Co of New York, Inc 3 .125 11/15/27 98,265
300,000 Constellation Energy Generation LLC 5 .600 03/01/28 310,039
200,000 Consumers Energy Co 4 .650 03/01/28 202,590
250,000 Dominion Energy, Inc 3 .600 03/15/27 248,069
500,000 Dominion Energy, Inc 4 .600 05/15/28 505,031
75,000 DTE Electric Co 4 .250 05/14/27 75,374
1,000,000 DTE Energy Co 4 .950 07/01/27 1,012,726
800,000 DTE Energy Co 4 .875 06/01/28 813,862
750,000 Duke Energy Corp 4 .850 01/05/27 757,283
300,000 Duke Energy Corp 3 .150 08/15/27 295,236
350,000 Duke Energy Corp 4 .300 03/15/28 351,627
200,000 Duke Energy Corp 3 .250 01/15/82 193,003
500,000 Duke Energy Progress LLC 4 .350 03/06/27 503,751
500,000 Edison International 4 .125 03/15/28 490,824
100,000 Entergy Louisiana LLC 3 .120 09/01/27 98,584
500,000 Essential Utilities, Inc 4 .800 08/15/27 505,636
500,000 Evergy Kansas Central, Inc 4 .700 03/13/28 506,107
500,000 Eversource Energy 5 .000 01/01/27 504,870
300,000 Eversource Energy 4 .600 07/01/27 301,693
100,000 Eversource Energy 3 .300 01/15/28 97,891
550,000 Eversource Energy 5 .450 03/01/28 564,945
200,000 Exelon Corp 2 .750 03/15/27 196,065
700,000 Exelon Corp 5 .150 03/15/28 715,969
650,000 FirstEnergy Corp 3 .900 07/15/27 646,014
400,000 Fortis, Inc 3 .055 10/04/26 395,397
1,000,000 Georgia Power Co 5 .004 02/23/27 1,014,097
300,000 Georgia Power Co 4 .650 05/16/28 304,446
500,000 Georgia Power Co 4 .000 10/01/28 499,991
300,000 Gulf Power Co 3 .300 05/30/27 296,765
300,000 Hewlett Packard Enterprise Co 4 .050 09/15/27 299,443
300,000 Hewlett Packard Enterprise Co 4 .150 09/15/28 299,661
200,000 Indiana Michigan Power Co 3 .850 05/15/28 198,846
200,000 ITC Holdings Corp 3 .350 11/15/27 196,327
175,000 National Fuel Gas Co 5 .500 10/01/26 176,849
200,000 NextEra Energy Capital Holdings Inc 4 .800 12/01/77 193,659
800,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 793,270
500,000 NextEra Energy Capital Holdings, Inc 4 .685 09/01/27 505,437
800,000 NextEra Energy Capital Holdings, Inc 4 .850 02/04/28 814,104
750,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 763,118
750,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 708,966
400,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 390,064
400,000 NiSource, Inc 3 .490 05/15/27 396,178
400,000 NiSource, Inc 5 .250 03/30/28 410,384
750,000 Nutrien Ltd 4 .500 03/12/27 753,408

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.4% (continued)
$ 500,000 (b) Oncor Electric Delivery Co LLC 4 .500% 03/20/27 $ 503,405
550,000 Pacific Gas & Electric Co 3 .300 12/01/27 538,271
600,000 Pacific Gas and Electric Co 2 .100 08/01/27 576,745
1,000,000 Pacific Gas and Electric Co 5 .000 06/04/28 1,013,924
500,000 Pinnacle West Capital Corp 4 .900 05/15/28 507,952
750,000 Public Service Co of New Hampshire 4 .400 07/01/28 757,335
350,000 Public Service Electric and Gas Co 3 .700 05/01/28 348,010
300,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 310,608
250,000 Sempra 3 .250 06/15/27 245,587
100,000 Sempra 3 .400 02/01/28 98,105
350,000 Sempra 4 .125 04/01/52 340,540
175,000 Southern California Edison Co 4 .875 02/01/27 176,010
300,000 Southern California Edison Co 5 .300 03/01/28 305,382
300,000 Southern California Gas Co 2 .950 04/15/27 295,501
500,000 Southern Co 5 .113 08/01/27 508,457
300,000 Southern Co 3 .750 09/15/51 295,999
1,000,000 Southern Co Gas Capital Corp 4 .050 09/15/28 998,924
350,000 Southwest Gas Corp 5 .450 03/23/28 359,555
250,000 Southwestern Electric Power Co 2 .750 10/01/26 246,598
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 1,040,271
500,000 Virginia Electric and Power Co 3 .750 05/15/27 497,712
300,000 Virginia Electric and Power Co 3 .800 04/01/28 298,793
500,000 WEC Energy Group, Inc 4 .750 01/15/28 507,019
100,000 Wisconsin Power and Light Co 3 .050 10/15/27 97,886
200,000 Xcel Energy, Inc 3 .350 12/01/26 198,022
400,000 Xcel Energy, Inc 1 .750 03/15/27 386,525
500,000 Xcel Energy, Inc 4 .750 03/21/28 506,167
500,000 Zions Bancorp NA 4 .704 08/18/28 501,554
TOTAL UTILITIES 35,491,610
TOTAL CORPORATE BONDS
(Cost $607,368,392) 614,417,841
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 74.6%
AGENCY SECURITIES - 1.1%
2,000,000 Federal Farm Credit Banks Funding Corp 4 .375 02/23/26 2,002,813
750,000 Federal Farm Credit Banks Funding Corp 4 .375 06/23/26 752,952
2,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 2,015,004
3,500,000 Federal Farm Credit Banks Funding Corp 4 .500 03/26/27 3,541,132
500,000 Federal Home Loan Banks 3 .625 09/04/26 499,401
4,500,000 Federal Home Loan Banks 4 .625 11/17/26 4,545,486
4,500,000 (a) Federal Home Loan Banks 4 .125 01/15/27 4,529,018
500,000 Federal Home Loan Banks 4 .000 03/10/27 502,376
3,000,000 Federal Home Loan Banks 4 .750 04/09/27 3,048,569
1,500,000 Federal Home Loan Banks 3 .875 06/04/27 1,506,226
1,000,000 Federal Home Loan Banks 3 .500 09/09/27 997,396
2,500,000 Federal National Mortgage Association 0 .500 11/07/25 2,490,719
750,000 Tennessee Valley Authority 3 .875 03/15/28 752,801
TOTAL AGENCY SECURITIES 27,183,893
FOREIGN GOVERNMENT BONDS - 2.9%
265,000 African Development Bank 0 .875 03/23/26 261,126
875,000 African Development Bank 4 .625 01/04/27 883,735
2,000,000 African Development Bank 4 .125 02/25/27 2,009,202
1,500,000 Asian Development Bank 2 .000 04/24/26 1,483,802
1,000,000 Asian Development Bank 4 .125 01/12/27 1,004,130
2,500,000 Asian Development Bank 1 .500 01/20/27 2,427,983
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,009,580
500,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 500,648
750,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 755,087
310,000 Chile Government International Bond 3 .125 01/21/26 307,923
1,000,000 Chile Government International Bond 2 .750 01/31/27 981,790
300,000 Chile Government International Bond 3 .240 02/06/28 294,135

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Corp Andina de Fomento 5 .250% 11/21/25 $ 1,000,829
500,000 Corp Andina de Fomento 4 .750 04/01/26 501,530
350,000 Corp Andina de Fomento 6 .000 04/26/27 359,992
750,000 Council Of Europe Development Bank 3 .750 05/25/26 749,039
750,000 Council Of Europe Development Bank 4 .625 06/11/27 760,183
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 746,395
2,500,000 European Investment Bank 1 .375 03/15/27 2,417,136
2,150,000 European Investment Bank 4 .375 03/19/27 2,169,499
2,000,000 European Investment Bank 3 .250 11/15/27 1,983,599
500,000 Export Development Canada 4 .375 06/29/26 501,723
1,250,000 Export Development Canada 3 .750 09/07/27 1,251,783
2,000,000 Export Development Canada 3 .875 02/14/28 2,008,790
750,000 Export-Import Bank of Korea 4 .875 01/11/26 751,486
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,008,325
1,000,000 Export-Import Bank of Korea 4 .000 09/11/27 1,001,239
750,000 Export-Import Bank of Korea 4 .125 10/17/27 752,803
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,015,488
1,000,000 Indonesia Government International Bond 4 .550 01/11/28 1,008,901
500,000 Indonesia Government International Bond 4 .100 04/24/28 500,006
3,000,000 Inter-American Development Bank 4 .500 05/15/26 3,010,177
2,000,000 Inter-American Development Bank 1 .500 01/13/27 1,942,886
500,000 Inter-American Development Bank 4 .375 02/01/27 503,773
500,000 Inter-American Development Bank 2 .375 07/07/27 488,760
1,500,000 International Bank for Reconstruction & Development 4 .750 04/10/26 1,506,022
3,000,000 International Bank for Reconstruction & Development 1 .875 10/27/26 2,937,989
1,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 940,103
1,500,000 International Finance Corp 2 .126 04/07/26 1,485,793
715,000 International Finance Corp 4 .375 01/15/27 720,062
500,000 Israel Government International Bond 3 .250 01/17/28 488,389
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 500,650
2,000,000 Japan Bank for International Cooperation 2 .250 11/04/26 1,964,954
575,000 Japan Bank for International Cooperation 4 .625 07/22/27 582,982
750,000 Japan Bank for International Cooperation 2 .750 11/16/27 733,840
645,000 Japan Bank for International Cooperation 3 .875 07/03/28 646,011
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 1,002,750
1,000,000 Korea Development Bank 5 .375 10/23/26 1,013,610
500,000 Korea Development Bank 4 .625 02/15/27 504,596
750,000 Korea Development Bank 4 .125 10/16/27 753,043
500,000 Korea Development Bank 4 .625 02/03/28 507,882
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 983,066
500,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 488,025
1,000,000 Mexico Government International Bond 4 .150 03/28/27 997,350
200,000 Mexico Government International Bond 3 .750 01/11/28 197,750
500,000 Mexico Government International Bond 5 .400 02/09/28 512,150
400,000 Nordic Investment Bank 5 .000 10/15/25 400,093
460,000 Panama Government International Bond 7 .125 01/29/26 462,783
400,000 Panama Government International Bond 3 .875 03/17/28 392,360
1,015,000 Philippine Government International Bond 5 .500 03/30/26 1,021,413
500,000 Philippine Government International Bond 3 .229 03/29/27 493,136
200,000 Philippine Government International Bond 3 .000 02/01/28 195,270
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,220,422
1,500,000 Province of British Columbia Canada 4 .700 01/24/28 1,530,504
500,000 Province of Ontario Canada 2 .300 06/15/26 494,281
1,500,000 Province of Ontario Canada 3 .100 05/19/27 1,484,549
1,750,000 Province of Quebec Canada 3 .625 04/13/28 1,744,101
400,000 Province of Saskatchewan Canada 3 .250 06/08/27 396,514
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 494,560
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 398,177
800,000 Republic of Poland Government International Bond 5 .500 11/16/27 826,789
200,000 Svensk Exportkredit AB 4 .875 09/14/26 201,794
1,000,000 Svensk Exportkredit AB 3 .750 09/13/27 1,000,680
500,000 Svensk Exportkredit AB 3 .750 05/08/28 500,264

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 500,000 Uruguay Government International Bond 4 .375% 10/27/27 $ 501,600
TOTAL FOREIGN GOVERNMENT BONDS 71,579,790
MUNICIPAL BONDS - 0.0%
460,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 466,893
TOTAL MUNICIPAL BONDS 466,893
U.S. TREASURY SECURITIES - 70.6%
7,500,000 United States Treasury Note 4 .250 11/30/26 7,544,238
2,100,000 United States Treasury Note 4 .250 12/31/26 2,113,535
32,000,000 United States Treasury Note 4 .125 01/31/27 32,172,500
11,950,000 United States Treasury Note 4 .125 02/28/27 12,021,420
11,950,000 United States Treasury Note 3 .750 04/30/27 11,966,805
48,000,000 United States Treasury Note 3 .875 05/31/27 48,166,875
4,500,000 United States Treasury Note 3 .750 06/30/27 4,508,086
3,200,000 United States Treasury Note 3 .875 07/31/27 3,213,125
8,250,000 United States Treasury Note 3 .625 08/31/27 8,249,678
23,500,000 United States Treasury Note 3 .500 09/30/27 23,449,512
64,000,000 United States Treasury Note 3 .875 10/15/27 64,315,000
102,000,000 United States Treasury Note 4 .125 11/15/27 103,039,922
57,250,000 United States Treasury Note 4 .000 12/15/27 57,719,629
84,500,000 United States Treasury Note 4 .250 01/15/28 85,651,972
75,500,000 United States Treasury Note 4 .250 02/15/28 76,570,567
71,650,000 United States Treasury Note 3 .875 03/15/28 72,100,611
62,000,000 United States Treasury Note 3 .750 04/15/28 62,188,906
60,500,000 United States Treasury Note 3 .750 05/15/28 60,693,789
104,000,000 United States Treasury Note 3 .875 06/15/28 104,682,500
59,000,000 United States Treasury Note 3 .875 07/15/28 59,382,578
81,500,000 United States Treasury Note 3 .625 08/15/28 81,500,000
95,000,000 United States Treasury Note 3 .375 09/15/28 94,354,296
10,000,000 United States Treasury Note/Bond 1 .125 10/31/26 9,726,953
10,000,000 United States Treasury Note/Bond 1 .625 10/31/26 9,781,250
68,800,000 United States Treasury Note/Bond 4 .625 11/15/26 69,469,187
49,650,000 United States Treasury Note/Bond 4 .375 12/15/26 50,037,891
46,800,000 United States Treasury Note/Bond 4 .000 01/15/27 46,975,500
60,500,000 United States Treasury Note/Bond 4 .125 02/15/27 60,849,766
54,700,000 United States Treasury Note/Bond 4 .250 03/15/27 55,144,437
41,000,000 United States Treasury Note/Bond 4 .500 04/15/27 41,506,094
90,750,000 United States Treasury Note/Bond 4 .500 05/15/27 91,934,004
58,250,000 United States Treasury Note/Bond 4 .625 06/15/27 59,176,084
68,500,000 United States Treasury Note/Bond 4 .375 07/15/27 69,358,926
78,500,000 United States Treasury Note/Bond 3 .750 08/15/27 78,662,519
61,000,000 United States Treasury Note/Bond 3 .375 09/15/27 60,718,828
TOTAL U.S. TREASURY SECURITIES 1,778,946,983
TOTAL GOVERNMENT BONDS
(Cost $1,864,922,630) 1,878,177,559
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.0%
ASSET BACKED - 0.0%
249,760 American Airlines Pass Through Trust, Series 2015 1 3 .375 05/01/27 245,642
171,580 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 168,125
227,652 United Airlines Pass Through Trust, Series 2020 A 4 .000 04/11/26 227,175
239,705 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 246,389
TOTAL ASSET BACKED 887,331
TOTAL STRUCTURED ASSETS
(Cost $871,175) 887,331
TOTAL LONG-TERM INVESTMENTS
(Cost $2,473,162,197) 2,493,482,731

Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,490,997 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(f) $ 1,490,997
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,490,997) 1,490,997
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.7%
$ 16,774,000 (g) Fixed Income Clearing Corporation 4 .200 10/01/25 16,774,000
TOTAL REPURCHASE AGREEMENT 16,774,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,774,000) 16,774,000
TOTAL INVESTMENTS - 99.7%
(Cost $2,491,427,194) 2,511,747,728
OTHER ASSETS & LIABILITIES, NET - 0.3% 6,882,487
NET ASSETS - 100.0% $ 2,518,630,215
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,445,891.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,375,706 or 0.3% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $16,775,957 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 5/15/30, valued at $17,109,598.

Portfolio of Investments September 30, 2025
Money Market

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 100.5%
GOVERNMENT AGENCY DEBT - 5.8%
$ 2,500,000 Federal Farm Credit Discount Notes 0 .000% 11/19/25 $ 2,485,538
3,945,000 Federal Home Loan Bank Discount Notes 0 .000 10/01/25 3,945,000
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/17/25 14,971,533
28,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/29/25 27,908,751
22,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/02/26 22,264,013
16,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/15/26 15,818,151
28,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/22/26 27,648,444
2,350,000 Federal National Mortgage Association 2 .125 04/24/26 2,325,075
TOTAL GOVERNMENT AGENCY DEBT 117,366,505
REPURCHASE AGREEMENT - 46.6%
327,325,000 (a) Fixed Income Clearing Corporation 4 .180 10/01/25 327,325,000
493,215,000 (b) Fixed Income Clearing Corporation 4 .200 10/01/25 493,215,000
129,188,000 (c) Fixed Income Clearing Corporation 4 .200 10/01/25 129,188,000
TOTAL REPURCHASE AGREEMENT 949,728,000
TREASURY DEBT - 20.2%
13,500,000 United States Treasury Bill 0 .000 10/09/25 13,487,227
20,500,000 United States Treasury Bill 0 .000 10/14/25 20,468,760
42,500,000 United States Treasury Bill 0 .000 11/20/25 42,255,625
7,500,000 United States Treasury Bill 0 .000 12/11/25 7,441,832
4,250,000 United States Treasury Bill 0 .000 05/14/26 4,145,596
16,000,000 United States Treasury Bill 0 .000 06/11/26 15,554,720
15,000,000 United States Treasury Bill 0 .000 10/01/26 14,463,100
4,125,000 United States Treasury Note/Bond 0 .375 12/31/25 4,085,989
8,000,000 United States Treasury Note/Bond 0 .500 02/28/26 7,881,593
16,500,000 United States Treasury Note/Bond 4 .625 02/28/26 16,536,666
12,750,000 United States Treasury Note/Bond 0 .750 03/31/26 12,550,407
7,500,000 United States Treasury Note/Bond 4 .500 03/31/26 7,513,293
8,500,000 United States Treasury Note/Bond 3 .750 04/15/26 8,485,673
34,000,000 United States Treasury Note/Bond 0 .750 04/30/26 33,371,016
70,550,000 United States Treasury Note/Bond 4 .875 04/30/26 70,883,344
48,125,000 United States Treasury Note/Bond 1 .625 05/15/26 47,403,717
8,500,000 United States Treasury Note/Bond 0 .750 05/31/26 8,310,757
8,500,000 United States Treasury Note/Bond 4 .875 05/31/26 8,540,497
23,500,000 United States Treasury Note/Bond 0 .625 07/31/26 22,863,568
7,000,000 United States Treasury Note/Bond 1 .500 08/15/26 6,866,935
24,500,000 United States Treasury Note/Bond 0 .750 08/31/26 23,815,670
4,000,000 United States Treasury Note/Bond 1 .375 08/31/26 3,914,560
11,800,000 United States Treasury Note/Bond 3 .500 09/30/26 11,774,537
TOTAL TREASURY DEBT 412,615,082
VARIABLE RATE SECURITIES - 27.9%
4,250,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.055%) 4 .185 10/30/25 4,250,153
2,200,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.080%) 4 .210 11/21/25 2,200,177
2,500,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.075%) 4 .205 11/26/25 2,500,207
6,500,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%) 4 .135 12/03/25 6,500,000
315,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.330%) 4 .460 12/29/25 315,221
215,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.100%) 4 .230 01/15/26 215,034
420,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.090%) 4 .220 02/12/26 420,064
32,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 4 .130 10/10/25 31,999,834
68,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 4 .130 10/14/25 68,000,000
35,000,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 4 .135 10/28/25 35,000,000
2,000,000 (d) Federal Home Loan Banks, (SOFR + 0.155%) 4 .285 11/14/25 2,000,315
24,500,000 (d) Federal Home Loan Banks, (SOFR + 0.010%) 4 .140 11/19/25 24,500,000
15,000,000 (d) Federal Home Loan Banks, (SOFR + 0.010%) 4 .140 11/28/25 15,000,000
41,500,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 4 .130 12/05/25 41,499,650
85,500,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 4 .130 12/18/25 85,500,000
24,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 4 .130 12/22/25 24,000,000
260,000 (d) Federal Home Loan Banks, (SOFR + 0.145%) 4 .275 01/02/26 260,069
39,600,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 4 .130 01/05/26 39,600,000
17,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 4 .130 01/08/26 17,000,000

Money Market

See Notes to Financial Statements
Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VARIABLE RATE SECURITIES (continued)
$ 610,000 (d) Federal Home Loan Banks, (SOFR + 0.090%) 4 .220% 02/02/26 $ 610,094
63,750,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 4 .135 02/03/26 63,750,000
96,000,000 (d) Federal Home Loan Banks, (SOFR + 0.010%) 4 .140 02/11/26 96,000,000
565,000 (d) Federal Home Loan Banks, (SOFR + 0.090%) 4 .220 02/19/26 565,093
6,000,000 Federal Home Loan Banks 3 .625 09/04/26 5,991,787
215,000 (d) Federal Home Loan Mortgage Corp, (SOFR + 0.100%) 4 .230 02/09/26 215,040
TOTAL VARIABLE RATE SECURITIES 567,892,738
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,047,602,325) 2,047,602,325
TOTAL INVESTMENTS - 100.5%
(Cost $2,047,602,325) 2,047,602,325
OTHER ASSETS & LIABILITIES, NET - (0.5)% (11,085,941)
NET ASSETS - 100.0% $ 2,036,516,384
SOFR Secured Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corporation, 4.180% dated 9/30/25 to be repurchased at $327,363,006 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
0.130%–4.140% and maturity dates 1/31/26–10/15/26, valued at $333,871,500.
(b) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $493,272,542 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
3.875%–4.500% and maturity dates 11/30/27–11/15/33, valued at $503,079,323.
(c) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $129,203,072 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
3.500%–4.250% and maturity dates 6/30/29–9/30/29, valued at $131,771,934.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2025 (Unaudited)
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
§
8.4
Core Plus Bond
ASSETS
Long-term investments, at value
*†
$ 25,671,088,956 $ 10,687,861,249 $ 6,943,798,568 $ 4,579,724,522
Affiliated investments, at value
‡
– 116,093,363 – 65,826,234
Short-term investments, at value
#
246,448,883 463,128,230 99,917,100 161,049,134
Investments purchased with collateral from securities lending, at value (cost approximates value) 146,840,613 34,723,513 9,587,936 31,807,186
Cash 13,032 1,637,425 2,469,845 1,392,892
Cash collateral at brokers for investments in mortgage dollar rolls – 28,650,000 25,927,560 20,300,000
Cash collateral at brokers for investments in swap contracts – 4,917,649 – 333,993
Receivables:
Dividends – 166,235 – 70,633
Interest 201,468,978 78,172,020 49,749,066 37,024,660
Investments sold 6,978,365 119,297,901 35,761 43,489,925
Reclaims 1,652 3,271 60 1,085
Reimbursement from Adviser 891,324 964,831 – 629,729
Shares sold 42,625,090 6,871,855 31,959,240 18,207,542
Variation margin on centrally cleared swap contracts – 319,807 – 66,108
Variation margin on futures contracts – 147,853 – 76,368
Unrealized appreciation on forward foreign currency contracts – 20,807 160,328 15,315
Other 1,584,637 1,310,858 84,093 584,801
Total assets 26,317,941,530 11,544,286,867 7,163,689,557 4,960,600,127
LIABILITIES
Due to affiliates 39,501 21,850 15,871 14,690
Cash collateral due to broker – – 98,328 –
Cash overdraft – – – –
Payables:
Management fees 1,288,579 2,505,405 1,860,664 1,127,074
Collateral from securities lending 146,840,613 34,723,513 9,587,936 31,807,186
Dividends 52,806,544 17,332,867 4,551,880 13,326,600
Capital gain taxes – 11,156 – –
Interest – – – –
Investments purchased - regular settlement 169,954,696 96,086,137 53,518,522 42,223,961
Investments purchased - when-issued/delayed-delivery
settlement 12,345,921 4,989,093 15,760,000 4,989,093
Shares redeemed 44,543,202 111,472,553 15,351,770 50,850,755
Service agreement fees 107,688 26,697 37,415 51,325
Unfunded loan committments – 319,470 – 181,538
Variation margin on centrally cleared swap contracts – 362,853 – 113,356
Unrealized depreciation on forward foreign currency contracts – – – –
Accrued expenses:
Custodian fees 773,386 202,860 125,654 155,430
Professional fees 36,620 25,071 14,547 25,838
Shareholder reporting expenses 214,398 255,569 170,182 58,448
Shareholder servicing agent fees 14,976 262,742 225,988 125,821
Trustees fees 1,576,921 1,731,433 267,408 572,670
12b-1 distribution and service fees 7,673 15,719 36,202 45,391
Other 29,323 26,955 234,553 680,343
Total liabilities 430,580,041 270,371,943 101,856,920 146,349,519
Net assets $ 25,887,361,489 $ 11,273,914,924 $ 7,061,832,637 $ 4,814,250,608
NET ASSETS CONSIST OF:
Paid-in capital $ 27,975,052,362 $ 12,573,202,665 $ 7,995,497,355 $ 5,483,974,922
Total distributable earnings (loss) (2,087,690,873) (1,299,287,741) (933,664,718) (669,724,314)
Net assets $ 25,887,361,489 $ 11,273,914,924 $ 7,061,832,637 $ 4,814,250,608
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 143,488,103 $ 37,698,642 $ 10,323,522 $ 34,333,730
†
Long-term investments, cost $ 27,175,970,061 $ 11,013,592,233 $ 7,132,703,897 $ 4,727,326,669
‡
Affiliated investments, cost $ – $ 115,618,045 $ – $ 65,582,095
#
Short-term investments, cost $ 246,448,821 $ 463,127,184 $ 99,917,100 $ 161,048,339

See Notes to Financial Statements

8.5
5–15 Year Laddered
Tax Exempt Bond
8.6
Green Bond
§
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 191,063,192 $ 175,985,283 $ 1,937,196,730 $ 106,067,305 $ 1,834,465,969 $ 2,493,482,731 $ –
– – – – – – –
3,355,000 3,503,000 52,522,554 15,409,000 21,216,387 16,774,000 2,047,602,325
– 1,174,230 61,385,456 249,480 636,167 1,490,997 –
183 154,876 – 16,060 405,241 1,227 566
– – – – – – –
– – – – – – –
– – – – – – –
2,436,200 1,554,205 33,220,807 744,181 12,820,458 24,578,562 5,882,775
– 4,125 11,024,190 2,875 18,502 26,590,958 –
– – 6,137 – – 795 –
8,606 20,489 119,848 15,050 197,452 80,392 –
1,203 196,293 42,644,909 1,510,169 21,770,271 58,046,775 1,135,846
– – – – – – –
– – – – 87,282 – –
– – – – – – –
95,052 37,547 667,327 33,822 304,683 96,709 47,547
196,959,436 182,630,048 2,138,787,958 124,047,942 1,891,922,412 2,621,143,146 2,054,669,059
5,624 8,296 11,700 8,187 11,457 12,166 10,740
– – – – 26 – –
– – 2,410,284 – – – –
40,389 59,165 555,960 27,202 375,912 102,265 167,498
– 1,174,230 61,385,456 249,480 636,167 1,490,997 –
37,214 283,124 2,472,520 85,213 4,184,402 5,202,350 23,200
– – – – – – –
– – 13 – – – –
– – 10,102,500 – 222,883 93,624,823 14,463,100
– – 43,520,801 680,000 – 1,246,768 –
29,973 238,457 24,137,966 73,353 2,324,747 432,472 3,124,169
– 3,360 42,484 7,286 28,705 190,402 113,871
– – – – – – –
– – – – – – –
– 761 – – – – –
23,541 36,731 33,808 22,663 33,255 87,171 42,634
15,468 13,702 26,344 20,569 21,800 21,797 16,928
11,917 23,697 60,502 13,012 43,960 32,234 36,318
17,570 8,562 35,543 784 107,339 1,233 64,593
95,626 3,536 559,330 1,880 308,946 56,991 5,920
38,512 1,508 41,027 801 23,647 598 74,645
4,762 22,025 10,488 6,522 3,061 10,664 9,059
320,596 1,877,154 145,406,726 1,196,952 8,326,307 102,512,931 18,152,675
$ 196,638,840 $ 180,752,894 $ 1,993,381,232 $ 122,850,990 $ 1,883,596,105 $ 2,518,630,215 $ 2,036,516,384
$ 213,940,461 $ 192,471,761 $ 2,467,543,698 $ 123,390,674 $ 1,921,030,923 $ 2,552,979,484 $ 2,036,342,094
(17,301,621) (11,718,867) (474,162,466) (539,684) (37,434,818) (34,349,269) 174,290
$ 196,638,840 $ 180,752,894 $ 1,993,381,232 $ 122,850,990 $ 1,883,596,105 $ 2,518,630,215 $ 2,036,516,384
$ – $ 1,142,194 $ 76,118,164 $ 243,334 $ 621,415 $ 1,445,891 $ –
$ 191,082,966 $ 180,852,995 $ 1,932,985,114 $ 106,057,644 $ 1,832,626,604 $ 2,473,162,197 $ –
$ – $ – $ – $ – $ – $ – $ –
$ 3,355,000 $ 3,503,000 $ 52,522,271 $ 15,409,000 $ 21,215,971 $ 16,774,000 $ 2,047,602,325

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Assets and Liabilities
(continued)
September 30, 2025 (Unaudited)
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
§
8.4
Core Plus Bond
CLASS A:
Net assets $ 26,337,453 $ 69,521,094 $ 110,080,611 $ 216,013,959
Shares outstanding 2,688,509 7,363,527 12,082,122 23,174,790
Net asset value ("NAV") per share $ 9 .80 $ 9 .44 $ 9 .11 $ 9 .32
Maximum sales charge 3.75% 3.75% 3.75% 3.75%
Offering price per share (NAV per share plus maximum sales
charge) $ 10 .18 $ 9 .81 $ 9 .46 $ 9 .68
CLASS I:
Net assets $ 29,077,273 $ 677,796,741 $ 1,234,470,233 $ 113,140,043
Shares outstanding 2,969,536 73,011,295 135,412,241 12,149,011
NAV and offering price per share $ 9 .79 $ 9 .28 $ 9 .12 $ 9 .31
PREMIER CLASS:
Net assets $ 18,058,491 $ 9,601,815 $ 11,411,318 $ 3,254,180
Shares outstanding 1,844,364 1,034,712 1,252,216 349,898
NAV and offering price per share $ 9 .79 $ 9 .28 $ 9 .11 $ 9 .30
CLASS R6:
Net assets $ 9,352,916,447 $ 6,301,982,510 $ 5,522,858,744 $ 1,684,302,063
Shares outstanding 955,282,216 679,386,273 606,101,030 181,033,246
NAV and offering price per share $ 9 .79 $ 9 .28 $ 9 .11 $ 9 .30
RETIREMENT CLASS:
Net assets $ 524,307,545 $ 129,907,820 $ 183,011,731 $ 249,657,140
Shares outstanding 53,525,657 13,745,608 20,078,590 26,802,113
NAV and offering price per share $ 9 .80 $ 9 .45 $ 9 .11 $ 9 .31
CLASS W:
Net assets $ 15,936,664,280 $ 4,085,104,944 $ – $ 2,547,883,223
Shares outstanding 1,627,522,597 440,354,567 – 273,852,251
NAV and offering price per share $ 9 .79 $ 9 .28 $ – $ 9 .30
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

8.5
5–15 Year Laddered
Tax Exempt Bond
8.6
Green Bond
§
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 186,783,906 $ 6,793,846 $ 193,516,400 $ 3,290,132 $ 113,849,388 $ 2,673,870 $ 328,397,819
19,131,035 734,717 21,634,469 337,742 11,144,035 276,076 328,350,486
$ 9 .76 $ 9 .25 $ 8 .94 $ 9 .74 $ 10 .22 $ 9 .69 $ 1 .00
3.00% 3.75% 4.75% 2.50% 2.50% 2.50% –%
$ 10 .06 $ 9 .61 $ 9 .39 $ 9 .99 $ 10 .48 $ 9 .94 $ 1 .00
$ 871,539 $ 44,104,135 $ 4,714,067 $ 3,246,802 $ 207,397,854 $ 511,982 $ 19,814,941
89,454 4,772,148 529,870 333,590 20,321,875 52,869 19,811,742
$ 9 .74 $ 9 .24 $ 8 .90 $ 9 .73 $ 10 .21 $ 9 .68 $ 1 .00
$ – $ 924,554 $ 7,101,335 $ 974,185 $ 1,695,235 $ 268,151 $ 53,138,215
– 100,000 795,779 100,000 165,915 27,697 53,125,682
$ – $ 9 .25 $ 8 .92 $ 9 .74 $ 10 .22 $ 9 .68 $ 1 .00
$ 8,983,395 $ 112,481,491 $ 1,153,000,643 $ 68,024,528 $ 480,355,060 $ 61,722,516 $ 1,079,870,784
920,944 12,165,600 129,473,078 6,983,020 47,048,305 6,369,990 1,079,748,612
$ 9 .75 $ 9 .25 $ 8 .91 $ 9 .74 $ 10 .21 $ 9 .69 $ 1 .00
$ – $ 16,448,868 $ 206,749,868 $ 47,315,343 $ 138,925,595 $ 921,900,328 $ 555,294,625
– 1,778,879 23,210,798 4,855,264 13,592,480 95,149,595 555,234,094
$ – $ 9 .25 $ 8 .91 $ 9 .75 $ 10 .22 $ 9 .69 $ 1 .00
$ – $ – $ 428,298,919 $ – $ 941,372,973 $ 1,531,553,368 $ –
– – 48,091,809 – 92,218,399 158,065,727 –
$ – $ – $ 8 .91 $ – $ 10 .21 $ 9 .69 $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2025 (Unaudited)
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
§
8.4
Core Plus Bond
8.5
5–15 Year
Laddered Tax
Exempt Bond
INVESTMENT INCOME
Dividends from unaffiliated investments $ – $ – $ 1,243,988 $ 141,358 $ –
Dividends from affiliated investments – 3,026,023 – 1,124,200 –
Interest 488,360,845 256,280,544 156,616,332 117,957,141 3,609,759
Securities lending income, net 355,773 203,549 134,028 138,766 –
Tax withheld (2,108) (7,172) (93,432) (384) –
Total investment income 488,714,510 259,502,944 157,900,916 119,361,081 3,609,759
EXPENSES
Management fees 7,605,387 14,771,433 10,920,195 6,595,830 247,399
12b-1 distribution and service fees — Class A 33,320 87,495 334,857 278,016 236,255
12b-1 distribution and service fees — Premier Class 13,763 8,297 8,479 2,431 –
Shareholder servicing agent fees — Class A 10,707 23,053 88,932 94,850 38,762
Shareholder servicing agent fees — Class I 13,958 511,032 377,344 97,551 130
Shareholder servicing agent fees — Premier Class 58 56 394 64 –
Shareholder servicing agent fees — Class R6 3,785 3,459 7,725 2,612 76
Shareholder servicing agent fees — Retirement Class 647,677 163,305 228,266 310,399 –
Shareholder servicing agent fees — Class W 4,792 1,437 – 937 –
Administrative service fees 92,943 49,743 33,893 31,095 10,661
Trustees fees 158,977 64,188 40,316 26,152 1,133
Custodian expenses 531,716 138,369 84,738 105,037 15,555
Overdraft expense – – – – –
Professional fees 56,451 33,634 33,569 30,042 16,162
Registration fees 8,681 13,817 8,922 20,188 10,802
Shareholder reporting expenses 104,098 149,076 133,006 72,629 28,862
Other 28,885 19,572 203,947 44,048 24,062
Total expenses 9,315,198 16,037,966 12,504,583 7,711,881 629,859
Expenses reimbursed by the investment adviser (5,114,176) (5,571,624) – (3,655,133) (57,609)
Fee waiver by investment adviser – (85,735) – (43,042) –
Net expenses 4,201,022 10,380,607 12,504,583 4,013,706 572,250
Net investment income (loss) 484,513,488 249,122,337 145,396,333 115,347,375 3,037,509
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (224,624,690) (74,103,399) (12,593,664) (27,681,035) (751,020)
Futures contracts – (908,645) – (248,252) –
Swap contracts – (8,133,711) – (5,794,745) –
Foreign currency transactions 6,644 (665,792) (1,741,291) (721,024) 12
Net realized gain (loss) (224,618,046) (83,811,547) (14,334,955) (34,445,056) (751,008)
Change in unrealized appreciation (depreciation) on:
Investments
‡
578,618,797 218,874,921 100,173,312 89,058,910 3,633,100
Affiliated investments – 131,943 – 72,451 –
Futures contracts – 1,366,109 – 705,612 –
Forward foreign currency contracts – 112,206 723,280 84,643 –
Swap contracts – (8,716,898) – (10,375,143) –
Foreign currency translations – 8,879 3,605 5,635 –
Net change in unrealized appreciation (depreciation) 578,618,797 211,777,160 100,900,197 79,552,108 3,633,100
Net realized and unrealized gain (loss) 354,000,751 127,965,613 86,565,242 45,107,052 2,882,092
Net increase (decrease) in net assets from operations $ 838,514,239 $ 377,087,950 $ 231,961,575 $ 160,454,427 $ 5,919,601
§
Consolidated Statement of Operations (see Notes to Financial Statements)
‡
   Net of change in foreign capital gains tax $ – $ (9,329) $ – $ – $ –

See Notes to Financial Statements

8.6
Green Bond
§
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 31,281 $ – $ – $ – $ – $ –
– – – – – –
4,229,222 68,303,377 2,079,287 42,246,162 52,424,222 47,134,747
6,242 587,424 4,288 35,465 9,656 –
(965) – – (3,127) (1,189) –
4,265,780 68,890,801 2,083,575 42,278,500 52,432,689 47,134,747
351,625 3,368,971 128,467 2,233,623 607,268 1,088,560
8,419 243,847 4,069 143,055 3,497 414,525
686 5,320 729 1,214 234 38,053
2,817 65,142 1,087 44,755 999 133,872
17,207 3,293 593 93,657 339 10,074
26 42 25 60 34 117
299 3,064 90 1,376 293 573
19,475 255,958 16,151 169,815 1,166,020 737,609
– 520 – 497 574 –
17,487 24,113 17,244 24,025 26,751 21,499
1,005 11,707 463 9,792 14,664 17,458
24,690 23,354 15,151 21,650 59,452 28,339
– 13 31 – – –
28,023 28,205 21,290 23,414 23,658 17,957
22,082 884 21,918 18,793 11,811 11,872
40,274 66,107 32,674 54,427 61,997 70,860
28,131 26,952 22,339 30,676 24,105 33,887
562,246 4,127,492 282,321 2,870,829 2,001,696 2,625,255
(140,734) (698,888) (113,338) (1,178,046) (480,362) –
– – – – – –
421,512 3,428,604 168,983 1,692,783 1,521,334 2,625,255
3,844,268 65,462,197 1,914,592 40,585,717 50,911,355 44,509,492
(141,205) (21,272,048) 121,252 4,311,566 3,565,690 39,262
– – – 275,748 – –
– – – – – –
(9,851) 8,872 – 11,693 820 9
(151,056) (21,263,176) 121,252 4,599,007 3,566,510 39,271
2,730,629 62,440,143 431,337 7,923,193 4,425,961 –
– – – – – –
– – – (151,282) – –
(761) – – – – –
– – – – – –
38 – – – – –
2,729,906 62,440,143 431,337 7,771,911 4,425,961 –
2,578,850 41,176,967 552,589 12,370,918 7,992,471 39,271
$ 6,423,118 $ 106,639,164 $ 2,467,181 $ 52,956,635 $ 58,903,826 $ 44,548,763
$ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

8.1
Bond Index
8.2
Core Bond
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 484,513,488 $ 894,966,619 $ 249,122,337 $ 470,987,254
Net realized gain (loss) (224,618,046) (79,406,948) (83,811,547) (126,831,685)
Net change in unrealized appreciation
(depreciation) 578,618,797 393,939,033 211,777,160 204,203,483
Net increase (decrease) in net assets from
operations 838,514,239 1,209,498,704 377,087,950 548,359,052
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (460,409) (868,769) (1,421,795) (2,884,546)
Class I (506,822) (912,927) (14,159,943) (28,881,011)
Premier Class (333,716) (878,308) (233,801) (322,182)
Class R6 (177,418,318) (374,424,654) (131,041,311) (235,630,598)
Retirement Class (9,157,568) (16,423,584) (2,693,714) (5,519,253)
Class W (296,591,988) (501,476,286) (93,537,697) (191,622,591)
Total distributions (484,468,821) (894,984,528) (243,088,261) (464,860,181)
FUND SHARE TRANSACTIONS
Subscriptions 2,876,212,857 5,165,034,903 1,839,113,298 2,202,411,806
Reinvestments of distributions 183,529,038 384,046,245 140,787,598 251,864,123
Redemptions (4,089,733,085) (2,911,162,010) (1,469,654,264) (1,966,420,791)
Net increase (decrease) from Fund share
transactions (1,029,991,190) 2,637,919,138 510,246,632 487,855,138
Net increase (decrease) in net assets (675,945,772) 2,952,433,314 644,246,321 571,354,009
Net assets at the beginning of period 26,563,307,261 23,610,873,947 10,629,668,603 10,058,314,594
Net assets at the end of period $ 25,887,361,489 $ 26,563,307,261 $ 11,273,914,924 $ 10,629,668,603
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

See Notes to Financial Statements

8.3
Core Impact Bond
§
8.4
Core Plus Bond
8.5
5–15 Year Laddered Tax Exempt Bond
8.6
Green Bond
§
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
$ 145,396,333 $ 284,886,640 $ 115,347,375 $ 228,774,047 $ 3,037,509 $ 6,175,687 $ 3,844,268 $ 7,143,521
(14,334,955) (84,122,866) (34,445,056) (106,186,603) (751,008) (5,281,349) (151,056) (1,798,850)
100,900,197 134,892,537 79,552,108 139,857,548 3,633,100 482,745 2,729,906 2,104,683
231,961,575 335,656,311 160,454,427 262,444,992 5,919,601 1,377,083 6,423,118 7,449,354
– – – – – – – –
(5,353,132) (12,264,625) (4,721,034) (9,685,284) (2,882,052) (5,910,058) (134,988) (289,637)
(21,720,069) (45,198,102) (2,313,151) (3,890,840) (13,410) (10,754) (937,684) (1,618,215)
(236,099) (489,518) (71,704) (155,807) – – (19,159) (39,248)
(111,381,947) (218,867,522) (36,318,505) (71,705,712) (141,978) (255,367) (2,364,094) (4,568,937)
(3,702,040) (8,376,993) (5,372,552) (11,468,938) – – (317,448) (596,081)
– – (60,291,296) (125,674,065) – – – –
(142,393,287) (285,196,760) (109,088,242) (222,580,646) (3,037,440) (6,176,179) (3,773,373) (7,112,118)
1,249,712,069 1,939,547,953 515,472,555 690,136,711 6,916,389 12,389,271 16,974,668 40,305,034
115,408,351 227,172,987 30,377,545 59,236,368 2,774,064 5,649,996 1,994,851 4,057,137
(1,131,095,534) (1,789,005,695) (349,275,276) (979,220,059) (18,317,719) (33,280,552) (13,762,004) (28,486,600)
234,024,886 377,715,245 196,574,824 (229,846,980) (8,627,266) (15,241,285) 5,207,515 15,875,571
323,593,174 428,174,796 247,941,009 (189,982,634) (5,745,105) (20,040,381) 7,857,260 16,212,807
6,738,239,463 6,310,064,667 4,566,309,599 4,756,292,233 202,383,945 222,424,326 172,895,634 156,682,827
$ 7,061,832,637 $ 6,738,239,463 $ 4,814,250,608 $ 4,566,309,599 $ 196,638,840 $ 202,383,945 $ 180,752,894 $ 172,895,634

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
8.7
High Yield
8.9
Short Duration Impact Bond
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 65,462,197 $ 131,726,761 $ 1,914,592 $ 3,573,836
Net realized gain (loss) (21,263,176) (4,582,900) 121,252 225,235
Net change in unrealized appreciation
(depreciation) 62,440,143 5,997,033 431,337 640,771
Net increase (decrease) in net assets from
operations 106,639,164 133,140,894 2,467,181 4,439,842
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (6,201,092) (12,862,686) (68,474) (136,907)
Class I (144,411) (265,484) (61,325) (94,448)
Premier Class (229,808) (526,103) (21,267) (43,508)
Class R6 (38,635,315) (77,558,010) (1,492,333) (3,007,473)
Retirement Class (6,574,732) (13,231,394) (275,293) (278,036)
Class W (13,592,689) (27,351,300) – –
Total distributions (65,378,047) (131,794,977) (1,918,692) (3,560,372)
FUND SHARE TRANSACTIONS
Subscriptions 258,586,986 451,368,468 47,196,590 15,558,221
Reinvestments of distributions 50,636,722 101,517,680 1,372,165 2,442,923
Redemptions (361,675,082) (540,430,135) (3,815,374) (17,211,601)
Net increase (decrease) from Fund share
transactions (52,451,374) 12,456,013 44,753,381 789,543
Net increase (decrease) in net assets (11,190,257) 13,801,930 45,301,870 1,669,013
Net assets at the beginning of period 2,004,571,489 1,990,769,559 77,549,120 75,880,107
Net assets at the end of period $ 1,993,381,232 $ 2,004,571,489 $ 122,850,990 $ 77,549,120
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

See Notes to Financial Statements

9.01
Short Term Bond
9.1
Short Term Bond Index
9.2
Money Market
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
$ 40,585,717 $ 80,597,825 $ 50,911,355 $ 93,760,468 $ 44,509,492 $ 98,860,204
4,599,007 3,726,226 3,566,510 (4,901,448) 39,271 108,203
7,771,911 25,206,454 4,425,961 28,403,641 – –
52,956,635 109,530,505 58,903,826 117,262,661 44,548,763 98,968,407
– – – – – –
(2,315,040) (4,552,517) (54,832) (99,955) (6,438,418) (13,754,733)
(4,225,094) (8,022,448) (10,619) (21,475) (592,731) (2,144,070)
(34,136) (81,718) (6,356) (13,228) (1,031,621) (1,945,192)
(10,519,755) (19,935,336) (1,298,475) (2,748,449) (24,770,768) (52,686,287)
(2,799,354) (5,974,001) (18,643,563) (33,033,418) (11,675,968) (28,333,835)
(20,713,360) (41,981,726) (30,898,239) (57,848,411) – –
(40,606,739) (80,547,746) (50,912,084) (93,764,936) (44,509,506) (98,864,117)
342,836,026 405,743,397 293,015,679 533,621,140 333,522,610 867,471,720
16,144,182 30,242,119 20,005,939 35,878,328 44,328,586 98,539,307
(221,754,433) (586,426,952) (150,173,911) (241,479,683) (566,153,380) (800,336,131)
137,225,775 (150,441,436) 162,847,707 328,019,785 (188,302,184) 165,674,896
149,575,671 (121,458,677) 170,839,449 351,517,510 (188,262,927) 165,779,186
1,734,020,434 1,855,479,111 2,347,790,766 1,996,273,256 2,224,779,311 2,059,000,125
$ 1,883,596,105 $ 1,734,020,434 $ 2,518,630,215 $ 2,347,790,766 $ 2,036,516,384 $ 2,224,779,311

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.1
Bond Index
Class A:
9/30/25
(c)
$ 9 .67 $ 0 .17 $ 0 .13 $ 0 .30 $ ( 0 .17 ) $ — $ ( 0 .17 ) $ 9 .80
3/31/25 9 .54 0 .30 0 .13 0 .43 ( 0 .30 ) — ( 0 .30 ) 9 .67
3/31/24 9 .68 0 .26 ( 0 .14 ) 0 .12 ( 0 .26 ) — ( 0 .26 ) 9 .54
3/31/23 10 .45 0 .22 ( 0 .77 ) ( 0 .55 ) ( 0 .22 ) ( 0 .00 )
(e)
( 0 .22 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
Class I:
9/30/25
(c)
9 .66 0 .18 0 .13 0 .31 ( 0 .18 ) — ( 0 .18 ) 9 .79
3/31/25 9 .54 0 .33 0 .12 0 .45 ( 0 .33 ) — ( 0 .33 ) 9 .66
3/31/24 9 .67 0 .28 ( 0 .13 ) 0 .15 ( 0 .28 ) — ( 0 .28 ) 9 .54
3/31/23 10 .44 0 .24 ( 0 .77 ) ( 0 .53 ) ( 0 .24 ) ( 0 .00 )
(e)
( 0 .24 ) 9 .67
3/31/22 11 .14 0 .20 ( 0 .68 ) ( 0 .48 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 10 .44
3/31/21 11 .41 0 .23 ( 0 .18 ) 0 .05 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
Premier Class:
9/30/25
(c)
9 .66 0 .18 0 .13 0 .31 ( 0 .18 ) — ( 0 .18 ) 9 .79
3/31/25 9 .53 0 .32 0 .13 0 .45 ( 0 .32 ) — ( 0 .32 ) 9 .66
3/31/24 9 .67 0 .28 ( 0 .14 ) 0 .14 ( 0 .28 ) — ( 0 .28 ) 9 .53
3/31/23 10 .44 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
(e)
( 0 .23 ) 9 .67
3/31/22 11 .14 0 .19 ( 0 .68 ) ( 0 .49 ) ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 10 .44
3/31/21 11 .40 0 .22 ( 0 .16 ) 0 .06 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
Class R6:
9/30/25
(c)
9 .66 0 .18 0 .13 0 .31 ( 0 .18 ) — ( 0 .18 ) 9 .79
3/31/25 9 .53 0 .34 0 .13 0 .47 ( 0 .34 ) — ( 0 .34 ) 9 .66
3/31/24 9 .67 0 .29 ( 0 .14 ) 0 .15 ( 0 .29 ) — ( 0 .29 ) 9 .53
3/31/23 10 .44 0 .25 ( 0 .77 ) ( 0 .52 ) ( 0 .25 ) ( 0 .00 )
(e)
( 0 .25 ) 9 .67
3/31/22 11 .14 0 .21 ( 0 .68 ) ( 0 .47 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 10 .44
3/31/21 11 .40 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 11 .14
Retirement Class:
9/30/25
(c)
9 .67 0 .17 0 .13 0 .30 ( 0 .17 ) — ( 0 .17 ) 9 .80
3/31/25 9 .54 0 .31 0 .13 0 .44 ( 0 .31 ) — ( 0 .31 ) 9 .67
3/31/24 9 .68 0 .27 ( 0 .14 ) 0 .13 ( 0 .27 ) — ( 0 .27 ) 9 .54
3/31/23 10 .45 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
(e)
( 0 .23 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
Class W:
9/30/25
(c)
9 .66 0 .19 0 .13 0 .32 ( 0 .19 ) — ( 0 .19 ) 9 .79
3/31/25 9 .54 0 .34 0 .12 0 .46 ( 0 .34 ) — ( 0 .34 ) 9 .66
3/31/24 9 .67 0 .30 ( 0 .13 ) 0 .17 ( 0 .30 ) — ( 0 .30 ) 9 .54
3/31/23 10 .44 0 .26 ( 0 .77 ) ( 0 .51 ) ( 0 .26 ) ( 0 .00 )
(e)
( 0 .26 ) 9 .67
3/31/22 11 .15 0 .22 ( 0 .69 ) ( 0 .47 ) ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 10 .44
3/31/21 11 .41 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 11 .15
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .11% $ 26,337 0 .40%
(d)
0 .40%
(d)
3 .45%
(d)
17%
4 .60 28,041 0 .42 0 .42 3 .16 16
1 .32 27,552 0 .39 0 .39 2 .78 14
( 5 .20 ) 27,979 0 .38 0 .38 2 .26 20
( 4 .61 ) 31,980 0 .44 0 .40 1 .59 18
0 .24 36,033 0 .42 0 .42 1 .78 29
3 .23 29,077 0 .17
(d)
0 .17
(d)
3 .69
(d)
17
4 .76 27,563 0 .17 0 .17 3 .41 16
1 .65 26,194 0 .17 0 .17 3 .00 14
( 5 .01 ) 19,339 0 .17 0 .17 2 .49 20
( 4 .41 ) 14,176 0 .19 0 .19 1 .79 18
0 .36 18,746 0 .21 0 .21 1 .98 29
3 .20 18,058 0 .22
(d)
0 .22
(d)
3 .64
(d)
17
4 .81 17,995 0 .22 0 .22 3 .34 16
1 .49 26,250 0 .22 0 .22 2 .94 14
( 5 .05 ) 25,380 0 .22 0 .22 2 .42 20
( 4 .46 ) 25,715 0 .24 0 .24 1 .75 18
0 .40 28,867 0 .26 0 .26 1 .94 29
3 .28 9,352,916 0 .07
(d)
0 .07
(d)
3 .78
(d)
17
4 .97 11,302,895 0 .07 0 .07 3 .51 16
1 .65 9,800,915 0 .07 0 .07 3 .10 14
( 4 .91 ) 9,131,524 0 .07 0 .07 2 .57 20
( 4 .32 ) 9,680,082 0 .09 0 .09 1 .90 18
0 .46 9,712,952 0 .11 0 .11 2 .09 29
3 .15 524,308 0 .32
(d)
0 .32
(d)
3 .54
(d)
17
4 .71 521,380 0 .32 0 .32 3 .25 16
1 .39 485,743 0 .32 0 .32 2 .84 14
( 5 .14 ) 544,533 0 .32 0 .32 2 .31 20
( 4 .55 ) 628,526 0 .34 0 .34 1 .65 18
0 .30 613,853 0 .36 0 .36 1 .84 29
3 .31 15,936,664 0 .07
(d)
0.00
(d)
3 .86
(d)
17
4 .93 14,665,433 0 .07 0.00 3 .58 16
1 .83 13,244,219 0 .07 0.00 3 .18 14
( 4 .84 ) 11,084,405 0 .07 0.00 2 .64 20
( 4 .32 ) 10,746,686 0 .09 0.00 2 .00 18
0 .66 9,108,797 0 .11 0.00 2 .19 29

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.2
Core Bond
Class A:
9/30/25
(c)
$ 9 .33 $ 0 .19 $ 0 .11 $ 0 .30 $ ( 0 .19 ) $ — $ ( 0 .19 ) $ 9 .44
3/31/25 9 .25 0 .38 0 .07 0 .45 ( 0 .37 ) — ( 0 .37 ) 9 .33
3/31/24 9 .34 0 .35 ( 0 .10 ) 0 .25 ( 0 .34 ) — ( 0 .34 ) 9 .25
3/31/23 10 .15 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .34
3/31/22 10 .84 0 .18 ( 0 .65 ) ( 0 .47 ) ( 0 .18 ) ( 0 .04 ) ( 0 .22 ) 10 .15
3/31/21 10 .66 0 .22 0 .38 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .84
Class I:
9/30/25
(c)
9 .18 0 .20 0 .09 0 .29 ( 0 .19 ) — ( 0 .19 ) 9 .28
3/31/25 9 .10 0 .39 0 .07 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .18
3/31/24 9 .18 0 .36 ( 0 .09 ) 0 .27 ( 0 .35 ) — ( 0 .35 ) 9 .10
3/31/23 9 .98 0 .29 ( 0 .80 ) ( 0 .51 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .66 0 .20 ( 0 .64 ) ( 0 .44 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 9 .98
3/31/21 10 .49 0 .24 0 .36 0 .60 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .66
Premier Class:
9/30/25
(c)
9 .17 0 .20 0 .10 0 .30 ( 0 .19 ) — ( 0 .19 ) 9 .28
3/31/25 9 .09 0 .39 0 .07 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .17
3/31/24 9 .18 0 .36 ( 0 .10 ) 0 .26 ( 0 .35 ) — ( 0 .35 ) 9 .09
3/31/23 9 .97 0 .29 ( 0 .79 ) ( 0 .50 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .65 0 .19 ( 0 .64 ) ( 0 .45 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 9 .97
3/31/21 10 .49 0 .23 0 .36 0 .59 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .65
Class R6:
9/30/25
(c)
9 .17 0 .21 0 .10 0 .31 ( 0 .20 ) — ( 0 .20 ) 9 .28
3/31/25 9 .09 0 .40 0 .08 0 .48 ( 0 .40 ) — ( 0 .40 ) 9 .17
3/31/24 9 .18 0 .37 ( 0 .10 ) 0 .27 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .97 0 .30 ( 0 .79 ) ( 0 .49 ) ( 0 .30 ) — ( 0 .30 ) 9 .18
3/31/22 10 .65 0 .21 ( 0 .64 ) ( 0 .43 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 9 .97
3/31/21 10 .48 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 10 .65
Retirement Class:
9/30/25
(c)
9 .34 0 .20 0 .10 0 .30 ( 0 .19 ) — ( 0 .19 ) 9 .45
3/31/25 9 .26 0 .39 0 .07 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .34
3/31/24 9 .35 0 .36 ( 0 .10 ) 0 .26 ( 0 .35 ) — ( 0 .35 ) 9 .26
3/31/23 10 .16 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .35
3/31/22 10 .85 0 .19 ( 0 .65 ) ( 0 .46 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 10 .16
3/31/21 10 .67 0 .23 0 .37 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .85
Class W:
9/30/25
(c)
9 .17 0 .22 0 .10 0 .32 ( 0 .21 ) — ( 0 .21 ) 9 .28
3/31/25 9 .09 0 .43 0 .07 0 .50 ( 0 .42 ) — ( 0 .42 ) 9 .17
3/31/24 9 .18 0 .40 ( 0 .10 ) 0 .30 ( 0 .39 ) — ( 0 .39 ) 9 .09
3/31/23 9 .97 0 .33 ( 0 .79 ) ( 0 .46 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .65 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 9 .97
3/31/21 10 .48 0 .28 0 .37 0 .65 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 10 .65
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
3 .25% $ 69,521 0 .60%
(d)
0 .59%
(d)
4 .17%
(d)
54% 49%
5 .00 71,513 0 .61 0 .60 4 .08 66 59
2 .80 72,945 0 .59 0 .59 3 .85 62 54
( 5 .20 ) 78,449 0 .58 0 .58 2 .97 152 113
( 4 .38 ) 93,247 0 .59 0 .55 1 .70 295
(e)
96
(e)
5 .47 107,280 0 .58 0 .58 1 .99 229 117
3 .24 677,797 0 .43
(d)
0 .43
(d)
4 .34
(d)
54 49
5 .20 687,640 0 .43 0 .43 4 .26 66 59
3 .07 656,689 0 .43 0 .43 4 .02 62 54
( 5 .09 ) 664,797 0 .42 0 .42 3 .11 152 113
( 4 .26 ) 989,602 0 .42 0 .42 1 .85 295
(e)
96
(e)
5 .70 753,975 0 .42 0 .42 2 .16 229 117
3 .36 9,602 0 .43
(d)
0 .43
(d)
4 .34
(d)
54 49
5 .18 11,284 0 .45 0 .45 4 .28 66 59
2 .94 3,304 0 .44 0 .44 3 .97 62 54
( 5 .01 ) 5,649 0 .44 0 .44 3 .11 152 113
( 4 .28 ) 6,596 0 .44 0 .44 1 .81 295
(e)
96
(e)
5 .58 11,648 0 .44 0 .44 2 .13 229 117
3 .43 6,301,983 0 .28
(d)
0 .28
(d)
4 .49
(d)
54 49
5 .35 5,770,518 0 .29 0 .29 4 .40 66 59
3 .10 4,978,394 0 .29 0 .29 4 .17 62 54
( 4 .86 ) 4,625,629 0 .29 0 .29 3 .29 152 113
( 4 .14 ) 4,490,250 0 .29 0 .29 1 .98 295
(e)
96
(e)
5 .84 2,825,828 0 .29 0 .29 2 .27 229 117
3 .28 129,908 0 .53
(d)
0 .53
(d)
4 .24
(d)
54 49
5 .07 133,362 0 .53 0 .53 4 .15 66 59
2 .86 135,578 0 .54 0 .54 3 .91 62 54
( 5 .15 ) 133,283 0 .54 0 .54 3 .01 152 113
( 4 .36 ) 162,596 0 .54 0 .54 1 .71 295
(e)
96
(e)
5 .51 210,938 0 .54 0 .54 2 .03 229 117
3 .58 4,085,105 0 .28
(d)
0.00
(d)
4 .77
(d)
54 49
5 .65 3,955,351 0 .28 0.00 4 .68 66 59
3 .40 4,211,405 0 .29 0.00 4 .45 62 54
( 4 .59 ) 3,822,326 0 .29 0.00 3 .53 152 113
( 3 .86 ) 4,672,235 0 .29 0.00 2 .25 295
(e)
96
(e)
6 .15 4,793,554 0 .29 0.00 2 .56 229 117

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.3
Core Impact Bond
(c)
Class A:
9/30/25
(d)
$ 8.99 $ 0.19 $ 0.11 $ 0.30 $ (0.18) $ — $ (0.18) $ 9.11
3/31/25 8.91 0.36 0.08 0.44 (0.36) — (0.36) 8.99
3/31/24 9.04 0.33 (0.13) 0.20 (0.33) — (0.33) 8.91
3/31/23 9.87 0.25 (0.82) (0.57) (0.26) — (0.26) 9.04
3/31/22 10.47 0.15 (0.60) (0.45) (0.15) (0.00)
(g)
(0.15) 9.87
3/31/21 10.40 0.18 0.33 0.51 (0.18) (0.26) (0.44) 10.47
Class I:
9/30/25
(d)
9.00 0.20 0.11 0.31 (0.19) — (0.19) 9.12
3/31/25 8.92 0.38 0.08 0.46 (0.38) — (0.38) 9.00
3/31/24 9.05 0.35 (0.13) 0.22 (0.35) — (0.35) 8.92
3/31/23 9.88 0.27 (0.83) (0.56) (0.27) — (0.27) 9.05
3/31/22 10.48 0.17 (0.59) (0.42) (0.18) (0.00)
(g)
(0.18) 9.88
3/31/21 10.42 0.20 0.32 0.52 (0.20) (0.26) (0.46) 10.48
Premier Class:
9/30/25
(d)
8.99 0.19 0.12 0.31 (0.19) — (0.19) 9.11
3/31/25 8.92 0.38 0.07 0.45 (0.38) — (0.38) 8.99
3/31/24 9.05 0.33 (0.12) 0.21 (0.34) — (0.34) 8.92
3/31/23 9.88 0.26 (0.83) (0.57) (0.26) — (0.26) 9.05
3/31/22 10.48 0.16 (0.60) (0.44) (0.16) (0.00)
(g)
(0.16) 9.88
3/31/21 10.42 0.19 0.32 0.51 (0.19) (0.26) (0.45) 10.48
Class R6:
9/30/25
(d)
8.99 0.20 0.11 0.31 (0.19) — (0.19) 9.11
3/31/25 8.92 0.39 0.07 0.46 (0.39) — (0.39) 8.99
3/31/24 9.04 0.36 (0.12) 0.24 (0.36) — (0.36) 8.92
3/31/23 9.87 0.28 (0.83) (0.55) (0.28) — (0.28) 9.04
3/31/22 10.48 0.18 (0.61) (0.43) (0.18) (0.00)
(g)
(0.18) 9.87
3/31/21 10.41 0.21 0.33 0.54 (0.21) (0.26) (0.47) 10.48
Retirement Class:
9/30/25
(d)
8.99 0.19 0.11 0.30 (0.18) — (0.18) 9.11
3/31/25 8.92 0.37 0.07 0.44 (0.37) — (0.37) 8.99
3/31/24 9.04 0.33 (0.12) 0.21 (0.33) — (0.33) 8.92
3/31/23 9.88 0.26 (0.84) (0.58) (0.26) — (0.26) 9.04
3/31/22 10.48 0.15 (0.59) (0.44) (0.16) (0.00)
(g)
(0.16) 9.88
3/31/21 10.41 0.18 0.33 0.51 (0.18) (0.26) (0.44) 10.48
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Consolidated Financial Highlights (see Notes to Financial Statements)
(d)
Unaudited
(e)
Annualized.
(f)
Does not include in-kind transactions.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
3.49% $ 110,081 0.66%
(e)
0.66%
(e)
4.10%
(e)
75%
(f)
73%
(f)
4.93 311,641 0.67 0.67 4.03 147 141
2.35 256,020 0.62 0.62 3.76 142 137
(5.79) 251,165 0.63 0.62 2.78 171 139
(4.32) 330,332 0.64 0.64 1.45 255 112
4.87 304,704 0.61 0.61 1.67 293 186
3.51 1,234,470 0.42
(e)
0.42
(e)
4.35
(e)
75
(f)
73
(f)
5.31 985,090 0.41 0.41 4.29 147 141
2.54 1,076,782 0.43 0.43 3.95 142 137
(5.59) 1,005,499 0.43 0.42 2.96 171 139
(4.12) 1,526,575 0.44 0.44 1.66 255 112
4.95 1,286,125 0.43 0.43 1.83 293 186
3.47 11,411 0.50
(e)
0.50
(e)
4.27
(e)
75
(f)
73
(f)
5.10 11,579 0.51 0.51 4.19 147 141
2.42 12,113 0.62 0.55 3.76 142 137
(5.70) 23,649 0.66 0.54 2.88 171 139
(4.23) 27,068 0.58 0.55 1.53 255 112
4.85 32,891 0.53 0.53 1.76 293 186
3.55 5,522,859 0.35
(e)
0.35
(e)
4.43
(e)
75
(f)
73
(f)
5.26 5,241,942 0.35 0.35 4.35 147 141
2.73 4,746,237 0.36 0.35 4.02 142 137
(5.54) 4,553,635 0.37 0.36 3.07 171 139
(4.16) 4,648,095 0.38 0.38 1.72 255 112
5.13 4,169,777 0.35 0.35 1.92 293 186
3.42 183,012 0.60
(e)
0.60
(e)
4.17
(e)
75
(f)
73
(f)
5.00 187,989 0.60 0.60 4.10 147 141
2.47 218,913 0.61 0.61 3.75 142 137
(5.87) 271,648 0.62 0.61 2.79 171 139
(4.31) 382,704 0.63 0.63 1.45 255 112
4.87 472,112 0.60 0.60 1.69 293 186

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.4
Core Plus Bond
Class A:
9/30/25
(c)
$ 9 .22 $ 0 .21 $ 0 .09 $ 0 .30 $ ( 0 .20 ) $ — $ ( 0 .20 ) $ 9 .32
3/31/25 9 .14 0 .41 0 .06 0 .47 ( 0 .39 ) — ( 0 .39 ) 9 .22
3/31/24 9 .19 0 .38 ( 0 .07 ) 0 .31 ( 0 .36 ) — ( 0 .36 ) 9 .14
3/31/23 10 .05 0 .32 ( 0 .87 ) ( 0 .55 ) ( 0 .31 ) — ( 0 .31 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .65 ) ( 0 .41 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .05
3/31/21 10 .40 0 .26 0 .52 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
Class I:
9/30/25
(c)
9 .21 0 .21 0 .09 0 .30 ( 0 .20 ) — ( 0 .20 ) 9 .31
3/31/25 9 .13 0 .43 0 .07 0 .50 ( 0 .42 ) — ( 0 .42 ) 9 .21
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .13
3/31/23 10 .04 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .83 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 10 .04
3/31/21 10 .39 0 .29 0 .51 0 .80 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .83
Premier Class:
9/30/25
(c)
9 .20 0 .22 0 .08 0 .30 ( 0 .20 ) — ( 0 .20 ) 9 .30
3/31/25 9 .12 0 .42 0 .07 0 .49 ( 0 .41 ) — ( 0 .41 ) 9 .20
3/31/24 9 .17 0 .40 ( 0 .07 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .12
3/31/23 10 .03 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .17
3/31/22 10 .82 0 .25 ( 0 .65 ) ( 0 .40 ) ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 10 .03
3/31/21 10 .38 0 .28 0 .51 0 .79 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .82
Class R6:
9/30/25
(c)
9 .21 0 .22 0 .08 0 .30 ( 0 .21 ) — ( 0 .21 ) 9 .30
3/31/25 9 .12 0 .44 0 .07 0 .51 ( 0 .42 ) — ( 0 .42 ) 9 .21
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .39 ) — ( 0 .39 ) 9 .12
3/31/23 10 .03 0 .34 ( 0 .85 ) ( 0 .51 ) ( 0 .34 ) — ( 0 .34 ) 9 .18
3/31/22 10 .82 0 .26 ( 0 .64 ) ( 0 .38 ) ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 10 .03
3/31/21 10 .38 0 .29 0 .52 0 .81 ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 10 .82
Retirement Class:
9/30/25
(c)
9 .22 0 .21 0 .08 0 .29 ( 0 .20 ) — ( 0 .20 ) 9 .31
3/31/25 9 .13 0 .41 0 .08 0 .49 ( 0 .40 ) — ( 0 .40 ) 9 .22
3/31/24 9 .19 0 .39 ( 0 .08 ) 0 .31 ( 0 .37 ) — ( 0 .37 ) 9 .13
3/31/23 10 .04 0 .32 ( 0 .85 ) ( 0 .53 ) ( 0 .32 ) — ( 0 .32 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .04
3/31/21 10 .40 0 .27 0 .51 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
Class W:
9/30/25
(c)
9 .21 0 .24 0 .07 0 .31 ( 0 .22 ) — ( 0 .22 ) 9 .30
3/31/25 9 .12 0 .46 0 .08 0 .54 ( 0 .45 ) — ( 0 .45 ) 9 .21
3/31/24 9 .18 0 .44 ( 0 .08 ) 0 .36 ( 0 .42 ) — ( 0 .42 ) 9 .12
3/31/23 10 .03 0 .37 ( 0 .85 ) ( 0 .48 ) ( 0 .37 ) — ( 0 .37 ) 9 .18
3/31/22 10 .82 0 .30 ( 0 .65 ) ( 0 .35 ) ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 10 .03
3/31/21 10 .38 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .08 ) ( 0 .40 ) 10 .82
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
3 .25% $ 216,014 0 .63%
(d)
0 .63%
(d)
4 .52%
(d)
56% 54%
5 .30 224,638 0 .63 0 .63 4 .43 84 82
3 .52 225,708 0 .63 0 .63 4 .26 56 49
( 5 .40 ) 236,915 0 .62 0 .61 3 .41 143 113
( 3 .95 ) 270,848 0 .61 0 .56 2 .19 251 97
7 .48 302,270 0 .61 0 .61 2 .36 169 84
3 .33 113,140 0 .48
(d)
0 .48
(d)
4 .67
(d)
56 54
5 .55 104,339 0 .38 0 .38 4 .69 84 82
3 .77 81,467 0 .39 0 .39 4 .50 56 49
( 5 .19 ) 92,456 0 .38 0 .38 3 .58 143 113
( 3 .79 ) 162,811 0 .38 0 .38 2 .36 251 97
7 .74 208,321 0 .37 0 .37 2 .60 169 84
3 .34 3,254 0 .45
(d)
0 .45
(d)
4 .70
(d)
56 54
5 .48 3,399 0 .45 0 .45 4 .60 84 82
3 .70 3,186 0 .45 0 .45 4 .40 56 49
( 5 .27 ) 5,932 0 .45 0 .45 3 .56 143 113
( 3 .86 ) 7,305 0 .45 0 .45 2 .30 251 97
7 .67 8,155 0 .45 0 .45 2 .53 169 84
3 .31 1,684,302 0 .30
(d)
0 .30
(d)
4 .85
(d)
56 54
5 .76 1,548,503 0 .30 0 .30 4 .76 84 82
3 .75 1,562,696 0 .30 0 .30 4 .60 56 49
( 5 .02 ) 1,484,766 0 .30 0 .30 3 .72 143 113
( 3 .72 ) 1,557,970 0 .30 0 .30 2 .45 251 97
7 .83 1,608,213 0 .30 0 .30 2 .66 169 84
3 .18 249,657 0 .55
(d)
0 .55
(d)
4 .60
(d)
56 54
5 .49 255,248 0 .55 0 .55 4 .50 84 82
3 .49 276,487 0 .55 0 .55 4 .34 56 49
( 5 .25 ) 301,925 0 .55 0 .55 3 .47 143 113
( 4 .04 ) 326,659 0 .55 0 .55 2 .20 251 97
7 .55 397,965 0 .55 0 .55 2 .42 169 84
3 .46 2,547,883 0 .30
(d)
0.00
(d)
5 .15
(d)
56 54
6 .07 2,430,183 0 .30 0.00 5 .05 84 82
4 .06 2,606,748 0 .30 0.00 4 .90 56 49
( 4 .74 ) 2,383,204 0 .30 0.00 4 .00 143 113
( 3 .43 ) 2,925,520 0 .30 0.00 2 .75 251 97
8 .14 3,039,900 0 .30 0.00 2 .95 169 84

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.5
5–15 Year Laddered Tax Exempt Bond
Class A:
9/30/25
(c)
$ 9 .62 $ 0 .15 $ 0 .14 $ 0 .29 $ ( 0 .15 ) $ — $ ( 0 .15 ) $ 9 .76
3/31/25 9 .84 0 .28 ( 0 .22 ) 0 .06 ( 0 .28 ) — ( 0 .28 ) 9 .62
3/31/24 9 .81 0 .24 0 .03 0 .27 ( 0 .24 ) — ( 0 .24 ) 9 .84
3/31/23 10 .05 0 .20 ( 0 .23 ) ( 0 .03 ) ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 9 .81
3/31/22 10 .91 0 .20 ( 0 .79 ) ( 0 .59 ) ( 0 .20 ) ( 0 .07 ) ( 0 .27 ) 10 .05
3/31/21 10 .51 0 .21 0 .43 0 .64 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .91
Class I:
9/30/25
(c)
9 .60 0 .16 0 .14 0 .30 ( 0 .16 ) — ( 0 .16 ) 9 .74
3/31/25 9 .82 0 .30 ( 0 .21 ) 0 .09 ( 0 .31 ) — ( 0 .31 ) 9 .60
3/31/24 9 .80 0 .25 0 .02 0 .27 ( 0 .25 ) — ( 0 .25 ) 9 .82
3/31/23 10 .03 0 .22 ( 0 .22 ) — ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 9 .80
3/31/22 10 .89 0 .21 ( 0 .79 ) ( 0 .58 ) ( 0 .21 ) ( 0 .07 ) ( 0 .28 ) 10 .03
3/31/21 10 .50 0 .23 0 .42 0 .65 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 10 .89
Class R6:
9/30/25
(c)
9 .61 0 .16 0 .14 0 .30 ( 0 .16 ) — ( 0 .16 ) 9 .75
3/31/25 9 .83 0 .31 ( 0 .22 ) 0 .09 ( 0 .31 ) — ( 0 .31 ) 9 .61
3/31/24 9 .80 0 .26 0 .03 0 .29 ( 0 .26 ) — ( 0 .26 ) 9 .83
3/31/23 10 .04 0 .23 ( 0 .23 ) — ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 9 .80
3/31/22 10 .90 0 .22 ( 0 .78 ) ( 0 .56 ) ( 0 .23 ) ( 0 .07 ) ( 0 .30 ) 10 .04
3/31/21 10 .50 0 .24 0 .43 0 .67 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 10 .90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .01% $ 186,784 0 .65%
(d)
0 .59%
(d)
3 .05%
(d)
7%
0 .65 194,143 0 .63 0 .58 2 .91 25
2 .78 213,880 0 .62 0 .58 2 .43 48
( 0 .23 ) 227,830 0 .62 0 .58 2 .08 15
( 5 .54 ) 248,157 0 .61 0 .54 1 .83 9
6 .18 272,018 0 .59 0 .58 1 .97 23
3 .15 872 0 .39
(d)
0 .33
(d)
3 .31
(d)
7
0 .88 728 0 .41 0 .37 3 .13 25
2 .87 362 0 .44 0 .40 2 .59 48
0 .06 533 0 .42 0 .38 2 .27 15
( 5 .42 ) 683 0 .43 0 .40 1 .97 9
6 .30 666 0 .40 0 .38 2 .16 23
3 .17 8,983 0 .36
(d)
0 .30
(d)
3 .34
(d)
7
0 .94 7,513 0 .34 0 .30 3 .19 25
3 .07 8,182 0 .34 0 .30 2 .71 48
0 .05 8,747 0 .34 0 .30 2 .36 15
( 5 .31 ) 18,226 0 .33 0 .30 2 .09 9
6 .48 8,099 0 .32 0 .30 2 .24 23

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.6
Green Bond
(c)
Class A:
9/30/25
(d)
$ 9.11 $ 0.19 $ 0.13 $ 0.32 $ (0.18) $ — $ (0.18) $ 9.25
3/31/25 9.10 0.38 0.01 0.39 (0.38) — (0.38) 9.11
3/31/24 9.16 0.34 (0.05) 0.29 (0.35) — (0.35) 9.10
3/31/23 9.95 0.29 (0.78) (0.49) (0.29) (0.01) (0.30) 9.16
3/31/22 10.63 0.22 (0.63) (0.41) (0.22) (0.05) (0.27) 9.95
3/31/21 10.22 0.24 0.59 0.83 (0.24) (0.18) (0.42) 10.63
Class I:
9/30/25
(d)
9.11 0.20 0.12 0.32 (0.19) — (0.19) 9.24
3/31/25 9.09 0.40 0.02 0.42 (0.40) — (0.40) 9.11
3/31/24 9.16 0.36 (0.07) 0.29 (0.36) — (0.36) 9.09
3/31/23 9.95 0.32 (0.79) (0.47) (0.31) (0.01) (0.32) 9.16
3/31/22 10.62 0.24 (0.62) (0.38) (0.24) (0.05) (0.29) 9.95
3/31/21 10.22 0.27 0.58 0.85 (0.27) (0.18) (0.45) 10.62
Premier Class:
9/30/25
(d)
9.11 0.20 0.13 0.33 (0.19) — (0.19) 9.25
3/31/25 9.09 0.39 0.02 0.41 (0.39) — (0.39) 9.11
3/31/24 9.16 0.36 (0.07) 0.29 (0.36) — (0.36) 9.09
3/31/23 9.95 0.30 (0.78) (0.48) (0.30) (0.01) (0.31) 9.16
3/31/22 10.62 0.23 (0.62) (0.39) (0.23) (0.05) (0.28) 9.95
3/31/21 10.22 0.26 0.58 0.84 (0.26) (0.18) (0.44) 10.62
Class R6:
9/30/25
(d)
9.11 0.20 0.14 0.34 (0.20) — (0.20) 9.25
3/31/25 9.09 0.41 0.02 0.43 (0.41) — (0.41) 9.11
3/31/24 9.16 0.37 (0.07) 0.30 (0.37) — (0.37) 9.09
3/31/23 9.95 0.31 (0.78) (0.47) (0.31) (0.01) (0.32) 9.16
3/31/22 10.62 0.24 (0.61) (0.37) (0.25) (0.05) (0.30) 9.95
3/31/21 10.22 0.27 0.58 0.85 (0.27) (0.18) (0.45) 10.62
Retirement Class:
9/30/25
(d)
9.11 0.19 0.14 0.33 (0.19) — (0.19) 9.25
3/31/25 9.09 0.38 0.02 0.40 (0.38) — (0.38) 9.11
3/31/24 9.16 0.35 (0.07) 0.28 (0.35) — (0.35) 9.09
3/31/23 9.95 0.30 (0.78) (0.48) (0.30) (0.01) (0.31) 9.16
3/31/22 10.63 0.23 (0.63) (0.40) (0.23) (0.05) (0.28) 9.95
3/31/21 10.22 0.26 0.59 0.85 (0.26) (0.18) (0.44) 10.63
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Consolidated Financial Highlights (see Notes to Financial Statements)
(d)
Unaudited
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3.59% $ 6,794 0.92%
(e)
0.76%
(e)
4.09%
(e)
13%
4.45 6,743 0.91 0.78 4.15 41
3.12 7,294 0.91 0.76 3.83 62
(4.98) 7,756 0.91 0.71 3.12 36
(4.06) 7,465 1.33 0.73 2.04 27
8.07 6,342 1.26 0.73 2.20 34
3.61 44,104 0.66
(e)
0.50
(e)
4.34
(e)
13
4.70 45,310 0.68 0.54 4.40 41
3.34 36,073 0.69 0.55 4.03 62
(4.76) 43,796 0.71 0.51 3.60 36
(3.73) 3,270 0.83 0.47 2.30 27
8.25 1,570 0.94 0.46 2.49 34
3.68 925 0.74
(e)
0.57
(e)
4.27
(e)
13
4.63 911 0.74 0.60 4.34 41
3.29 909 0.75 0.60 4.00 62
(4.84) 916 0.77 0.57 3.25 36
(3.84) 995 0.97 0.58 2.18 27
8.16 1,062 1.08 0.55 2.41 34
3.76 112,481 0.58
(e)
0.42
(e)
4.42
(e)
13
4.79 104,951 0.58 0.45 4.49 41
3.44 98,937 0.60 0.45 4.17 62
(4.70) 77,172 0.61 0.41 3.41 36
(3.71) 77,183 0.81 0.45 2.34 27
8.27 27,694 0.93 0.45 2.50 34
3.63 16,449 0.83
(e)
0.67
(e)
4.17
(e)
13
4.53 14,981 0.83 0.70 4.24 41
3.19 13,469 0.85 0.69 3.90 62
(4.86) 14,141 0.86 0.58 3.23 36
(3.93) 15,531 1.06 0.58 2.18 27
8.26 14,133 1.18 0.54 2.38 34

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.7
High Yield
Class A:
9/30/25
(c)
$ 8.75 $ 0.28 $ 0.19 $ 0.47 $ (0.28) $ — $ (0.28) $ 8.94
3/31/25 8.74 0.55 0.01 0.56 (0.55) — (0.55) 8.75
3/31/24 8.39 0.52 0.35 0.87 (0.52) — (0.52) 8.74
3/31/23 9.15 0.45 (0.75) (0.30) (0.46) — (0.46) 8.39
3/31/22 9.57 0.42 (0.42) 0.00
(e)
(0.42) — (0.42) 9.15
3/31/21 8.39 0.45 1.18 1.63 (0.45) — (0.45) 9.57
Class I:
9/30/25
(c)
8.70 0.29 0.20 0.49 (0.29) — (0.29) 8.90
3/31/25 8.69 0.56 0.01 0.57 (0.56) — (0.56) 8.70
3/31/24 8.35 0.53 0.34 0.87 (0.53) — (0.53) 8.69
3/31/23 9.10 0.46 (0.74) (0.28) (0.47) — (0.47) 8.35
3/31/22 9.52 0.43 (0.42) 0.01 (0.43) — (0.43) 9.10
3/31/21 8.35 0.46 1.17 1.63 (0.46) — (0.46) 9.52
Premier Class:
9/30/25
(c)
8.73 0.29 0.19 0.48 (0.29) — (0.29) 8.92
3/31/25 8.71 0.56 0.02 0.58 (0.56) — (0.56) 8.73
3/31/24 8.36 0.53 0.35 0.88 (0.53) — (0.53) 8.71
3/31/23 9.12 0.47 (0.76) (0.29) (0.47) — (0.47) 8.36
3/31/22 9.54 0.43 (0.42) 0.01 (0.43) — (0.43) 9.12
3/31/21 8.37 0.46 1.17 1.63 (0.46) — (0.46) 9.54
Class R6:
9/30/25
(c)
8.71 0.29 0.20 0.49 (0.29) — (0.29) 8.91
3/31/25 8.70 0.57 0.01 0.58 (0.57) — (0.57) 8.71
3/31/24 8.35 0.54 0.35 0.89 (0.54) — (0.54) 8.70
3/31/23 9.11 0.48 (0.76) (0.28) (0.48) — (0.48) 8.35
3/31/22 9.53 0.45 (0.43) 0.02 (0.44) — (0.44) 9.11
3/31/21 8.36 0.47 1.17 1.64 (0.47) — (0.47) 9.53
Retirement Class:
9/30/25
(c)
8.71 0.28 0.20 0.48 (0.28) — (0.28) 8.91
3/31/25 8.70 0.55 0.01 0.56 (0.55) — (0.55) 8.71
3/31/24 8.36 0.52 0.34 0.86 (0.52) — (0.52) 8.70
3/31/23 9.11 0.45 (0.74) (0.29) (0.46) — (0.46) 8.36
3/31/22 9.53 0.42 (0.42) 0.00
(e)
(0.42) — (0.42) 9.11
3/31/21 8.36 0.45 1.17 1.62 (0.45) — (0.45) 9.53
Class W:
9/30/25
(c)
8.71 0.31 0.20 0.51 (0.31) — (0.31) 8.91
3/31/25 8.70 0.61 0.01 0.62 (0.61) — (0.61) 8.71
3/31/24 8.35 0.57 0.35 0.92 (0.57) — (0.57) 8.70
3/31/23 9.11 0.51 (0.76) (0.25) (0.51) — (0.51) 8.35
3/31/22 9.53 0.48 (0.42) 0.06 (0.48) — (0.48) 9.11
3/31/21 8.36 0.50 1.17 1.67 (0.50) — (0.50) 9.53
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Value rounded to zero.
(f)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5.46% $ 193,516 0.68%
(d)
0.68%
(d)
6.36%
(d)
29%
6.53 196,226 0.68 0.68 6.22 61
10.71 217,021 0.67 0.66 6.11 46
(3.19) 213,517 0.66 0.64 5.38 39
(0.07) 249,616 0.65 0.60 4.41 70
(f)
19.67 276,792 0.65 0.63 4.81 79
5.68 4,714 0.51
(d)
0.51
(d)
6.53
(d)
29
6.72 4,254 0.50 0.50 6.40 61
10.80 4,329 0.48 0.48 6.29 46
(2.96) 7,984 0.49 0.47 5.51 39
0.05 9,760 0.47 0.46 4.54 70
(f)
19.84 8,320 0.45 0.44 4.95 79
5.55 7,101 0.51
(d)
0.51
(d)
6.54
(d)
29
6.82 11,839 0.51 0.51 6.36 61
10.88 11,464 0.52 0.52 6.29 46
(3.08) 14,913 0.51 0.50 5.54 39
0.02 15,798 0.51 0.49 4.54 70
(f)
19.74 20,200 0.51 0.49 4.95 79
5.64 1,153,001 0.36
(d)
0.36
(d)
6.68
(d)
29
6.86 1,208,604 0.36 0.36 6.54 61
11.06 1,140,584 0.37 0.37 6.41 46
(2.94) 1,412,278 0.36 0.35 5.64 39
0.17 2,147,075 0.36 0.34 4.67 70
(f)
19.94 2,703,046 0.36 0.34 5.08 79
5.62 206,750 0.61
(d)
0.61
(d)
6.44
(d)
29
6.60 207,263 0.61 0.61 6.29 61
10.65 211,789 0.62 0.62 6.16 46
(3.07) 220,167 0.61 0.60 5.42 39
(0.08) 265,385 0.61 0.59 4.43 70
(f)
19.64 306,428 0.61 0.59 4.85 79
5.95 428,299 0.36
(d)
0.00
(d)
7.05
(d)
29
7.25 376,384 0.36 0.00 6.90 61
11.46 405,583 0.37 0.00 6.77 46
(2.61) 534,772 0.36 0.00 6.05 39
0.51 450,278 0.36 0.00 5.02 70
(f)
20.34 469,612 0.36 0.00 5.42 79

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.9
Short Duration Impact Bond
Class A:
9/30/25
(c)
$ 9.68 $ 0.20 $ 0.06 $ 0.26 $ (0.20) $ — $ (0.20) $ 9.74
3/31/25 9.57 0.42 0.11 0.53 (0.42) — (0.42) 9.68
3/31/24 9.58 0.39 (0.01) 0.38 (0.39) — (0.39) 9.57
3/31/23 9.82 0.26 (0.25) 0.01 (0.25) — (0.25) 9.58
3/31/22 10.25 0.13 (0.38) (0.25) (0.13) (0.05) (0.18) 9.82
3/31/21 9.86 0.18 0.48 0.66 (0.18) (0.09) (0.27) 10.25
Class I:
9/30/25
(c)
9.67 0.22 0.06 0.28 (0.22) — (0.22) 9.73
3/31/25 9.56 0.45 0.11 0.56 (0.45) — (0.45) 9.67
3/31/24 9.57 0.41 (0.01) 0.40 (0.41) — (0.41) 9.56
3/31/23 9.82 0.26 (0.23) 0.03 (0.28) — (0.28) 9.57
3/31/22 10.25 0.15 (0.38) (0.23) (0.15) (0.05) (0.20) 9.82
3/31/21 9.86 0.20 0.48 0.68 (0.20) (0.09) (0.29) 10.25
Premier Class:
9/30/25
(c)
9.68 0.21 0.06 0.27 (0.21) — (0.21) 9.74
3/31/25 9.57 0.44 0.11 0.55 (0.44) — (0.44) 9.68
3/31/24 9.58 0.40 (0.01) 0.39 (0.40) — (0.40) 9.57
3/31/23 9.82 0.26 (0.24) 0.02 (0.26) — (0.26) 9.58
3/31/22 10.25 0.14 (0.38) (0.24) (0.14) (0.05) (0.19) 9.82
3/31/21 9.86 0.19 0.48 0.67 (0.19) (0.09) (0.28) 10.25
Class R6:
9/30/25
(c)
9.68 0.22 0.06 0.28 (0.22) — (0.22) 9.74
3/31/25 9.57 0.45 0.11 0.56 (0.45) — (0.45) 9.68
3/31/24 9.58 0.42 (0.02) 0.40 (0.41) — (0.41) 9.57
3/31/23 9.82 0.30 (0.26) 0.04 (0.28) — (0.28) 9.58
3/31/22 10.25 0.15 (0.38) (0.23) (0.15) (0.05) (0.20) 9.82
3/31/21 9.86 0.20 0.48 0.68 (0.20) (0.09) (0.29) 10.25
Retirement Class:
9/30/25
(c)
9.68 0.20 0.08 0.28 (0.21) — (0.21) 9.75
3/31/25 9.57 0.43 0.11 0.54 (0.43) — (0.43) 9.68
3/31/24 9.58 0.39 (0.01) 0.38 (0.39) — (0.39) 9.57
3/31/23 9.82 0.25 (0.24) 0.01 (0.25) — (0.25) 9.58
3/31/22 10.25 0.13 (0.38) (0.25) (0.13) (0.05) (0.18) 9.82
3/31/21 9.86 0.18 0.48 0.66 (0.18) (0.09) (0.27) 10.25
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2.76% $ 3,290 0.92%
(d)
0.66%
(d)
4.19%
(d)
129%
5.64 3,214 0.92 0.67 4.37 139
4.04 3,170 0.93 0.63 4.07 269
0.17 3,270 0.99 0.59 2.68 317
(2.54) 2,232 1.89 0.60 1.24 76
6.67 2,207 1.40 0.59 1.71 136
2.90 3,247 0.65
(d)
0.38
(d)
4.47
(d)
129
5.95 2,117 0.63 0.38 4.67 139
4.30 1,809 0.68 0.38 4.32 269
0.36 1,746 0.78 0.38 2.74 317
(2.32) 4,866 1.01 0.39 1.47 76
6.92 1,077 1.06 0.35 1.99 136
2.84 974 0.76
(d)
0.49
(d)
4.36
(d)
129
5.82 968 0.76 0.50 4.54 139
4.18 957 0.80 0.50 4.20 269
0.27 958 0.89 0.49 2.74 317
(2.44) 982 1.12 0.50 1.35 76
6.76 1,025 1.21 0.50 1.84 136
2.92 68,025 0.61
(d)
0.34
(d)
4.51
(d)
129
5.97 65,136 0.61 0.35 4.69 139
4.33 63,995 0.65 0.35 4.37 269
0.42 57,126 0.74 0.34 3.13 317
(2.29) 24,494 0.96 0.35 1.50 76
6.92 23,952 1.06 0.35 1.99 136
2.80 47,315 0.86
(d)
0.59
(d)
4.31
(d)
129
5.71 6,114 0.86 0.60 4.44 139
4.07 5,949 0.90 0.60 4.09 269
0.17 6,583 0.99 0.59 2.65 317
(2.51) 5,683 1.22 0.57 1.28 76
6.66 4,737 1.31 0.60 1.72 136

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.01
Short Term Bond
Class A:
9/30/25
(c)
$ 10 .15 $ 0 .21 $ 0 .07 $ 0 .28 $ ( 0 .21 ) $ — $ ( 0 .21 ) $ 10 .22
3/31/25 9 .99 0 .41 0 .16 0 .57 ( 0 .41 ) — ( 0 .41 ) 10 .15
3/31/24 9 .91 0 .35 0 .08 0 .43 ( 0 .35 ) — ( 0 .35 ) 9 .99
3/31/23 10 .13 0 .24 ( 0 .21 ) 0 .03 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 9 .91
3/31/22 10 .47 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 10 .13
3/31/21 10 .23 0 .14 0 .25 0 .39 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .47
Class I:
9/30/25
(c)
10 .14 0 .22 0 .07 0 .29 ( 0 .22 ) — ( 0 .22 ) 10 .21
3/31/25 9 .98 0 .43 0 .16 0 .59 ( 0 .43 ) — ( 0 .43 ) 10 .14
3/31/24 9 .90 0 .37 0 .08 0 .45 ( 0 .37 ) — ( 0 .37 ) 9 .98
3/31/23 10 .12 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .90
3/31/22 10 .46 0 .15 ( 0 .33 ) ( 0 .18 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .12
3/31/21 10 .21 0 .16 0 .27 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .46
Premier Class:
9/30/25
(c)
10 .15 0 .21 0 .08 0 .29 ( 0 .22 ) — ( 0 .22 ) 10 .22
3/31/25 9 .99 0 .42 0 .16 0 .58 ( 0 .42 ) — ( 0 .42 ) 10 .15
3/31/24 9 .91 0 .36 0 .08 0 .44 ( 0 .36 ) — ( 0 .36 ) 9 .99
3/31/23 10 .13 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .91
3/31/22 10 .48 0 .15 ( 0 .34 ) ( 0 .19 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .13
3/31/21 10 .23 0 .16 0 .26 0 .42 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .48
Class R6:
9/30/25
(c)
10 .14 0 .22 0 .07 0 .29 ( 0 .22 ) — ( 0 .22 ) 10 .21
3/31/25 9 .98 0 .44 0 .16 0 .60 ( 0 .44 ) — ( 0 .44 ) 10 .14
3/31/24 9 .90 0 .38 0 .08 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .98
3/31/23 10 .12 0 .27 ( 0 .21 ) 0 .06 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 9 .90
3/31/22 10 .47 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .12
3/31/21 10 .22 0 .17 0 .26 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .47
Retirement Class:
9/30/25
(c)
10 .15 0 .21 0 .07 0 .28 ( 0 .21 ) — ( 0 .21 ) 10 .22
3/31/25 9 .99 0 .41 0 .16 0 .57 ( 0 .41 ) — ( 0 .41 ) 10 .15
3/31/24 9 .92 0 .35 0 .07 0 .42 ( 0 .35 ) — ( 0 .35 ) 9 .99
3/31/23 10 .13 0 .25 ( 0 .20 ) 0 .05 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 9 .92
3/31/22 10 .48 0 .14 ( 0 .34 ) ( 0 .20 ) ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .13
3/31/21 10 .23 0 .15 0 .26 0 .41 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .48
Class W:
9/30/25
(c)
10 .14 0 .24 0 .07 0 .31 ( 0 .24 ) — ( 0 .24 ) 10 .21
3/31/25 9 .98 0 .46 0 .16 0 .62 ( 0 .46 ) — ( 0 .46 ) 10 .14
3/31/24 9 .90 0 .40 0 .08 0 .48 ( 0 .40 ) — ( 0 .40 ) 9 .98
3/31/23 10 .12 0 .30 ( 0 .21 ) 0 .09 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .90
3/31/22 10 .46 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .12
3/31/21 10 .22 0 .20 0 .25 0 .45 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .46
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2 .75% $ 113,849 0 .59%
(d)
0 .59%
(d)
4 .04%
(d)
109%
5 .77 113,562 0 .59 0 .59 4 .03 182
4 .40 113,691 0 .58 0 .58 3 .50 114
0 .36 123,364 0 .58 0 .58 2 .42 157
( 1 .88 ) 143,840 0 .57 0 .54 1 .28 104
3 .82 162,317 0 .56 0 .56 1 .37 167
2 .87 207,398 0 .36
(d)
0 .36
(d)
4 .28
(d)
109
6 .05 192,115 0 .32 0 .32 4 .30 182
4 .63 184,642 0 .36 0 .36 3 .72 114
0 .58 220,856 0 .36 0 .36 2 .64 157
( 1 .70 ) 235,228 0 .35 0 .35 1 .48 104
4 .15 230,355 0 .35 0 .35 1 .57 167
2 .83 1,695 0 .42
(d)
0 .42
(d)
4 .22
(d)
109
5 .95 1,549 0 .42 0 .42 4 .19 182
4 .57 2,337 0 .42 0 .42 3 .64 114
0 .52 3,521 0 .42 0 .42 2 .57 157
( 1 .85 ) 3,733 0 .42 0 .42 1 .42 104
4 .07 3,199 0 .41 0 .41 1 .55 167
2 .91 480,355 0 .27
(d)
0 .27
(d)
4 .37
(d)
109
6 .11 428,193 0 .27 0 .27 4 .34 182
4 .73 449,543 0 .27 0 .27 3 .80 114
0 .67 585,208 0 .27 0 .27 2 .74 157
( 1 .70 ) 523,478 0 .26 0 .26 1 .56 104
4 .23 666,050 0 .26 0 .26 1 .66 167
2 .79 138,926 0 .52
(d)
0 .52
(d)
4 .12
(d)
109
5 .85 122,645 0 .51 0 .51 4 .09 182
4 .36 171,099 0 .52 0 .52 3 .56 114
0 .52 204,233 0 .52 0 .52 2 .54 157
( 1 .95 ) 118,117 0 .51 0 .51 1 .31 104
3 .97 142,261 0 .51 0 .51 1 .40 167
3 .05 941,373 0 .27
(d)
0.00
(d)
4 .64
(d)
109
6 .39 875,956 0 .26 0.00 4 .61 182
5 .01 934,167 0 .27 0.00 4 .10 114
0 .94 862,657 0 .27 0.00 2 .99 157
( 1 .35 ) 972,321 0 .26 0.00 1 .83 104
4 .41 955,303 0 .26 0.00 1 .91 167

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.1
Short Term Bond Index
Class A:
9/30/25
(c)
$ 9 .65 $ 0 .19 $ 0 .04 $ 0 .23 $ ( 0 .19 ) $ — $ ( 0 .19 ) $ 9 .69
3/31/25 9 .55 0 .39 0 .10 0 .49 ( 0 .39 ) — ( 0 .39 ) 9 .65
3/31/24 9 .57 0 .31 ( 0 .02 ) 0 .29 ( 0 .31 ) — ( 0 .31 ) 9 .55
3/31/23 9 .71 0 .13 ( 0 .14 ) ( 0 .01 ) ( 0 .13 ) — ( 0 .13 ) 9 .57
3/31/22 10 .11 0 .02 ( 0 .36 ) ( 0 .34 ) ( 0 .02 ) ( 0 .04 ) ( 0 .06 ) 9 .71
3/31/21 10 .12 0 .10 0 .02 0 .12 ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 10 .11
Class I:
9/30/25
(c)
9 .65 0 .20 0 .03 0 .23 ( 0 .20 ) — ( 0 .20 ) 9 .68
3/31/25 9 .55 0 .41 0 .10 0 .51 ( 0 .41 ) — ( 0 .41 ) 9 .65
3/31/24 9 .57 0 .33 ( 0 .01 ) 0 .32 ( 0 .34 ) — ( 0 .34 ) 9 .55
3/31/23 9 .71 0 .15 ( 0 .14 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .11 0 .04 ( 0 .36 ) ( 0 .32 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .02 0 .14 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .11
Premier Class:
9/30/25
(c)
9 .65 0 .20 0 .03 0 .23 ( 0 .20 ) — ( 0 .20 ) 9 .68
3/31/25 9 .55 0 .40 0 .10 0 .50 ( 0 .40 ) — ( 0 .40 ) 9 .65
3/31/24 9 .57 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) — ( 0 .33 ) 9 .55
3/31/23 9 .71 0 .13 ( 0 .12 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .10 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .01 0 .13 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .10
Class R6:
9/30/25
(c)
9 .66 0 .21 0 .03 0 .24 ( 0 .21 ) — ( 0 .21 ) 9 .69
3/31/25 9 .55 0 .42 0 .11 0 .53 ( 0 .42 ) — ( 0 .42 ) 9 .66
3/31/24 9 .58 0 .35 ( 0 .03 ) 0 .32 ( 0 .35 ) — ( 0 .35 ) 9 .55
3/31/23 9 .72 0 .16 ( 0 .14 ) 0 .02 ( 0 .16 ) — ( 0 .16 ) 9 .58
3/31/22 10 .11 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) 9 .72
3/31/21 10 .12 0 .13 0 .02 0 .15 ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 10 .11
Retirement Class:
9/30/25
(c)
9 .66 0 .19 0 .03 0 .22 ( 0 .19 ) — ( 0 .19 ) 9 .69
3/31/25 9 .55 0 .40 0 .11 0 .51 ( 0 .40 ) — ( 0 .40 ) 9 .66
3/31/24 9 .58 0 .33 ( 0 .04 ) 0 .29 ( 0 .32 ) — ( 0 .32 ) 9 .55
3/31/23 9 .71 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) — ( 0 .14 ) 9 .58
3/31/22 10 .11 0 .03 ( 0 .36 ) ( 0 .33 ) ( 0 .03 ) ( 0 .04 ) ( 0 .07 ) 9 .71
3/31/21 10 .12 0 .10 0 .03 0 .13 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) 10 .11
Class W:
9/30/25
(c)
9 .66 0 .21 0 .03 0 .24 ( 0 .21 ) — ( 0 .21 ) 9 .69
3/31/25 9 .55 0 .43 0 .11 0 .54 ( 0 .43 ) — ( 0 .43 ) 9 .66
3/31/24 9 .58 0 .36 ( 0 .04 ) 0 .32 ( 0 .35 ) — ( 0 .35 ) 9 .55
3/31/23 9 .72 0 .17 ( 0 .14 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 9 .58
3/31/22 10 .11 0 .06 ( 0 .35 ) ( 0 .29 ) ( 0 .06 ) ( 0 .04 ) ( 0 .10 ) 9 .72
3/31/21 10 .12 0 .14 0 .02 0 .16 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 10 .11
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2 .41% $ 2,674 0 .39%
(d)
0 .39%
(d)
3 .93%
(d)
29%
5 .18 2,813 0 .42 0 .42 4 .02 55
3 .14 2,507 0 .42 0 .42 3 .30 53
( 0 .05 ) 2,587 0 .37 0 .37 1 .37 69
( 3 .35 ) 2,831 0 .83 0 .46 0 .18 49
1 .12 4,318 0 .44 0 .44 0 .94 48
2 .40 512 0 .20
(d)
0 .20
(d)
4 .12
(d)
29
5 .40 515 0 .21 0 .21 4 .23 55
3 .37 586 0 .20 0 .20 3 .52 53
0 .12 592 0 .20 0 .20 1 .53 69
( 3 .16 ) 789 0 .22 0 .22 0 .43 49
1 .32 696 0 .24 0 .24 1 .14 48
2 .38 268 0 .24
(d)
0 .24
(d)
4 .07
(d)
29
5 .36 322 0 .24 0 .24 4 .19 55
3 .32 337 0 .24 0 .24 3 .45 53
0 .08 408 0 .24 0 .24 1 .38 69
( 3 .10 ) 659 0 .26 0 .26 0 .38 49
1 .30 633 0 .26 0 .26 1 .14 48
2 .46 61,723 0 .07
(d)
0 .07
(d)
4 .25
(d)
29
5 .65 62,631 0 .07 0 .07 4 .36 55
3 .38 79,944 0 .08 0 .08 3 .65 53
0 .24 75,270 0 .08 0 .08 1 .69 69
( 2 .94 ) 77,863 0 .10 0 .10 0 .54 49
1 .45 77,335 0 .11 0 .11 1 .26 48
2 .34 921,900 0 .32
(d)
0 .32
(d)
4 .00
(d)
29
5 .39 914,627 0 .32 0 .32 4 .12 55
3 .13 678,476 0 .33 0 .33 3 .45 53
( 0 .01 ) 450,126 0 .33 0 .33 1 .51 69
( 3 .18 ) 309,263 0 .35 0 .35 0 .29 49
1 .20 179,545 0 .36 0 .36 0 .98 48
2 .50 1,531,553 0 .07
(d)
0.00
(d)
4 .32
(d)
29
5 .73 1,366,884 0 .07 0.00 4 .44 55
3 .46 1,234,423 0 .08 0.00 3 .74 53
0 .32 1,044,339 0 .08 0.00 1 .79 69
( 2 .85 ) 970,293 0 .10 0.00 0 .64 49
1 .56 803,300 0 .11 0.00 1 .36 48

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.2
Money Market
Class A:
9/30/25
(c)
$ 1 .00 $ 0 .02 $ — $ 0 .02 $ ( 0 .02 ) $ — $ ( 0 .02 ) $ 1 .00
3/31/25 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(e)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .02 0 .00
(e)
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
(e)
— 0 .00
(e)
( 0 .00 )
(e)
— ( 0 .00 )
(e)
1 .00
Class I:
9/30/25
(c)
1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(e)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .04 ( 0 .01 ) 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
(e)
— 0 .00
(e)
( 0 .00 )
(e)
— ( 0 .00 )
(e)
1 .00
Premier Class:
9/30/25
(c)
1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(e)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
(e)
— 0 .00
(e)
( 0 .00 )
(e)
— ( 0 .00 )
(e)
1 .00
Class R6:
9/30/25
(c)
1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(e)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 0 .00
(e)
0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
(e)
— 0 .00
(e)
( 0 .00 )
(e)
— ( 0 .00 )
(e)
1 .00
Retirement Class:
9/30/25
(c)
1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/25 1 .00 0 .05 — 0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
(e)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
(e)
— 0 .00
(e)
( 0 .00 )
(e)
— ( 0 .00 )
(e)
1 .00
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
1 .96% $ 328,398 0 .45%
(d)
0 .45%
(d)
3 .88%
(d)
4 .60 328,753 0 .44 0 .44 4 .50
4 .91 300,126 0 .47 0 .47 4 .81
2 .30 294,567 0 .46 0 .41 2 .28
0 .00 289,028 0 .48 0 .07 0 .00
0 .02 311,011 0 .47 0 .20 0 .02
2 .10 19,815 0 .19
(d)
0 .19
(d)
4 .11
(d)
4 .87 32,879 0 .18 0 .18 4 .76
5 .23 42,361 0 .16 0 .16 5 .12
2 .56 34,357 0 .16 0 .16 4 .20
0 .00 967 0 .17 0 .07 0 .00
0 .15 1,018 0 .08 0 .07 0 .15
2 .05 53,138 0 .27
(d)
0 .27
(d)
4 .07
(d)
4 .78 48,429 0 .27 0 .27 4 .66
5 .12 39,332 0 .27 0 .27 5 .00
2 .48 39,448 0 .27 0 .24 2 .58
0 .00 27,746 0 .27 0 .07 0 .00
0 .04 36,011 0 .27 0 .16 0 .07
2 .13 1,079,871 0 .12
(d)
0 .12
(d)
4 .21
(d)
4 .94 1,198,784 0 .12 0 .12 4 .83
5 .27 1,033,788 0 .12 0 .12 5 .16
2 .60 982,768 0 .12 0 .12 2 .72
0 .00 886,508 0 .13 0 .07 0 .00
0 .10 811,301 0 .12 0 .12 0 .11
2 .00 555,295 0 .37
(d)
0 .37
(d)
3 .96
(d)
4 .68 615,935 0 .37 0 .37 4 .59
5 .01 643,393 0 .37 0 .37 4 .91
2 .48 550,121 0 .37 0 .24 2 .87
0 .00 246,142 0 .38 0 .07 0 .00
0 .04 270,402 0 .37 0 .18 0 .05

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is September 30, 2025, and the period covered by these Notes to
Financial Statements is the six months ended September 30, 2025 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-
front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Fund Name Short Name
Nuveen Bond Index Fund Bond Index
Nuveen Core Bond Fund Core Bond
Nuveen Core Impact Bond Fund Core Impact Bond
Nuveen Core Plus Bond Fund Core Plus Bond
Nuveen 5-15 Year Laddered Tax Exempt Bond
Fund
5-15 Year Laddered Tax Exempt Bond
Nuveen Green Bond Fund Green Bond
Nuveen High Yield Fund High Yield
Nuveen Short Duration Impact Bond Fund Short Duration Impact Bond
Nuveen Short Term Bond Fund Short Term Bond
Nuveen Short Term Bond Index Fund Short Term Bond Index
Nuveen Money Market Fund Money Market

Basis for Consolidation: Core Impact Bond and the Green Bond are presented on a consolidated basis with the Nuveen Core Impact
Bond Fund Offshore Limited, the Nuveen Green Bond Fund Offshore Limited (collectively, the "Regulation S Subsidiaries”) and the
Nuveen Core Impact Bond Fund Taxable Offshore Limited ("the TEFRA Bond Subsidiary"), respectively. Both the Regulation S
Subsidiaries and the TEFRA Bond Subsidiary (the "Subsidiaries") are wholly owned subsidiaries of Core Impact Bond and Green
Bond organized under the laws of the Cayman Islands. The Regulation S Subsidiaries commenced operations on September 11,
2024 and are intended to provide the Funds with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation
S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on January 2, 2025 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable
U.S. federal income tax purposes). The Subsidiaries are advised by the Adviser and have the same investment objective as the respective Fund (except that the Regulation S Subsidiaries may invest without limitation in Regulation S securities and the TEFRA
Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiaries are as follows:
Our
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Green Bond and Short Duration
Impact Bond are as follows:
Core Impact Bond Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $57,946,488 $–
Net assets 59,543,671 10,000
Net investment income (loss) 1,158,487 –
Net realized gain (loss) (38,618) –
Net change in unrealized appreciation (depreciation) 1,747,938 –
% of Fund's consolidated net assets 1% 0%
Green Bond Regulation S Subsidiary
Total market value of investments $3,356,050
Net assets 3,487,958
Net investment income (loss) 65,355
Net realized gain (loss) (5,678)
Net change in unrealized appreciation (depreciation) 77,167
% of Fund's consolidated net assets 1%

Notes to Financial Statements
(continued)

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income
Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU
2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after
December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
Green Bond Value
% of Total
Investments
Country:
Supranational $ 18,179,697 10.1%
Germany 6,220,315 3.4
Canada 5,057,208 2.8
Ireland 2,877,424 1.6
Ecuador 1,819,200 1.0
France 1,496,548 0.8
United Kingdom 1,441,808 0.8
United Arab Emirates 1,389,103 0.8
Mexico 1,096,219 0.6
Other 5,053,370 2.8
Total non-U.S. Securities $44,630,892 24.7%

Segment Reporting : Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.

Notes to Financial Statements
(continued)

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $6,518,907,267 $— $6,518,907,267
Government bonds — 18,557,517,824 — 18,557,517,824
Structured assets — 594,663,865 — 594,663,865
Investments purchased with collateral from securities lending 146,840,613 — — 146,840,613
Short-Term Investments
:
Repurchase agreement — 236,450,000 — 236,450,000
Treasury debt — 9,998,883 — 9,998,883
Total $146,840,613 $25,917,537,839 $— $26,064,378,452
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $193,960,194 $83,241 $194,043,435
Common stocks — 40,053 — 40,053
Corporate bonds — 3,232,115,022 — 3,232,115,022
Government bonds — 5,720,660,728 — 5,720,660,728
Investment companies 116,093,363 — — 116,093,363
Preferred stocks 10,327,850 — — 10,327,850
Structured assets — 1,527,375,095 3,299,066 1,530,674,161
Investments purchased with collateral from securities lending 34,723,513 — — 34,723,513
Short-Term Investments
:
Repurchase agreement — 422,610,000 — 422,610,000
Treasury debt — 40,518,230 — 40,518,230
Investments in Derivatives
:
Credit default swap contracts* — (6,951,528) — (6,951,528)
Forward foreign currency contracts* — 20,807 — 20,807
Futures contracts* 1,366,109 — — 1,366,109
Total $162,510,835 $11,130,348,601 $3,382,307 $11,296,241,743
1 1 1 1 1
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $41,201,905 $45 $41,201,950
Corporate bonds — 2,154,057,976 — 2,154,057,976
Government bonds — 3,897,044,746 4,916,573 3,901,961,319
Preferred stocks 27,713,600 — — 27,713,600
Structured assets — 818,863,723 — 818,863,723
Investments purchased with collateral from securities lending 9,587,936 — — 9,587,936
Short-Term Investments
:
Repurchase agreement — 89,964,000 — 89,964,000
Treasury debt — 9,953,100 — 9,953,100
Investments in Derivatives
:
Forward foreign currency contracts* — 160,328 — 160,328
Total $37,301,536 $7,011,245,778 $4,916,618 $7,053,463,932
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $175,091,870 $75,309 $175,167,179
Common stocks — 35,829 15 35,844
Corporate bonds — 1,637,689,355 — 1,637,689,355
Government bonds — 2,113,664,953 — 2,113,664,953
Investment companies 65,826,233 — — 65,826,233
Preferred stocks 4,415,878 — — 4,415,878
Structured assets — 646,112,061 2,639,253 648,751,314
Investments purchased with collateral from securities lending 31,807,186 — — 31,807,186
Short-Term Investments
:
Repurchase agreement — 140,072,000 — 140,072,000
Treasury debt — 20,977,134 — 20,977,134
Investments in Derivatives
:
Credit default swap contracts* — (8,196,220) — (8,196,220)
Forward foreign currency contracts* — 15,315 — 15,315
Futures contracts* 705,612 — — 705,612
Total $102,754,909 $4,725,462,297 $2,714,577 $4,830,931,783
1 1 1 1 1
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments
:
Long-term municipal bonds $— $191,063,192 $— $191,063,192
Short-Term Investments
:
Repurchase agreement — 3,355,000 — 3,355,000
Total $— $194,418,192 $— $194,418,192
1 1 1 1 1
Green Bond
Long-Term Investments
:
Bank loan obligations $— $3,004,143 $— $3,004,143
Corporate bonds — 105,173,384 — 105,173,384
Government bonds — 38,772,009 491,608 39,263,617
Preferred stocks 806,060 — — 806,060
Structured assets — 27,738,079 — 27,738,079
Investments purchased with collateral from securities lending 1,174,230 — — 1,174,230
Short-Term Investments
:
Repurchase agreement — 3,503,000 — 3,503,000
Investments in Derivatives
:
Forward foreign currency contracts* — (761) — (761)
Total $1,980,290 $178,189,854 $491,608 $180,661,752
1 1 1 1 1
High Yield
Long-Term Investments
:
Bank loan obligations $— $102,765,003 $— $102,765,003
Common stocks — 6,475 80 6,555
Corporate bonds — 1,834,425,172 — 1,834,425,172
Investments purchased with collateral from securities lending 61,385,456 — — 61,385,456
Short-Term Investments
:
Repurchase agreement — 47,531,000 — 47,531,000
Treasury debt — 4,991,554 — 4,991,554
Total $61,385,456 $1,989,719,204 $80 $2,051,104,740
1 1 1 1 1
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,521,751 $— $1,521,751
Corporate bonds — 35,887,018 — 35,887,018
Government bonds — 51,857,207 491,584 52,348,791
Structured assets — 16,309,745 — 16,309,745
Investments purchased with collateral from securities lending 249,480 — — 249,480
Short-Term Investments
:
Repurchase agreement — 15,409,000 — 15,409,000
Total $249,480 $120,984,721 $491,584 $121,725,785
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $14,577,600 $— $14,577,600
Corporate bonds — 638,617,450 — 638,617,450
Government bonds — 626,469,344 — 626,469,344
Structured assets — 386,360,343 — 386,360,343
Investments purchased with collateral from securities lending 636,167 — — 636,167
Short-Term Investments
:
Repurchase agreement — 11,240,000 — 11,240,000
Treasury debt — 178,417,619 — 178,417,619
Investments in Derivatives
:
Futures contracts* 309,756 — — 309,756
Total $945,923 $1,855,682,356 $— $1,856,628,279
1 1 1 1 1
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $614,417,841 $— $614,417,841
Government bonds — 1,878,177,559 — 1,878,177,559
Structured assets — 887,331 — 887,331
Investments purchased with collateral from securities lending 1,490,997 — — 1,490,997
Short-Term Investments
:
Repurchase agreement — 16,774,000 — 16,774,000
Total $1,490,997 $2,510,256,731 $— $2,511,747,728
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt $ — $ 117,366,505 $ — $ 117,366,505
Repurchase agreement — 949,728,000 — 949,728,000
Treasury debt — 412,615,082 — 412,615,082
Variable rate securities — 567,892,738 — 567,892,738
Total $— $2,047,602,325 $— $2,047,602,325
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Bond Index Fixed Income Clearing Corporation $ 236,450,000 $ (241,179,199)
Core Bond Fixed Income Clearing Corporation 422,610,000 (431,062,401)
Core Impact Bond Fixed Income Clearing Corporation 89,964,000 (91,763,447)
Core Plus Bond Fixed Income Clearing Corporation 140,072,000 (142,873,550)
5-15 Year Laddered Tax Exempt Bond Fixed Income Clearing Corporation 3,355,000 (3,422,119)
Green Bond Fixed Income Clearing Corporation 3,503,000 (3,573,264)
High Yield Fixed Income Clearing Corporation 47,531,000 (48,481,745)
Short Duration Impact Bond Fixed Income Clearing Corporation 15,409,000 (15,717,232)
Short Term Bond Fixed Income Clearing Corporation 11,240,000 (11,464,945)
Short Term Bond Index Fixed Income Clearing Corporation 16,774,000 (17,109,598)
Money Market Fixed Income Clearing Corporation 949,728,000 (968,722,757)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Treasury Inflation-Protected Securities: The Funds (other than Money Market) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the
U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the
Statement of Operations.
Unfunded loan commitment: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments.
Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of unfunded loan commitments.
If a Fund has unfunded commitments as of the end of the current fiscal period, such amounts are recognized on the Statements of assets and liabilities as “Payable for unfunded loan commitments”.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Bond Index $– $143,488,103 $146,840,613 $1,226,792 $148,067,405
Core Bond 2,503 37,696,139 34,723,513 4,293,778 39,017,291
Core Impact Bond – 10,323,522 9,587,936 1,082,638 10,670,574
Core Plus Bond – 34,333,730 31,807,186 3,725,101 35,532,287
Green Bond – 1,142,194 1,174,230 – 1,174,230
High Yield – 76,118,164 61,385,456 17,417,902 78,803,358
Short Duration Impact Bond – 243,334 249,480 – 249,480
Short Term Bond – 621,415 636,167 – 636,167
Short Term Bond Index – 1,445,891 1,490,997 – 1,490,997
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Notes to Financial Statements
(continued)

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the  bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
8.1
Bond Index $ 840,544,770 $ 3,382,653,788 $ 1,220,580,959 $ 3,641,287,469
8.2
Core Bond 829,343,197 5,339,071,743 1,169,102,763 4,604,321,226
8.3
Core Impact Bond 1,099,895,215 4,081,562,175 568,015,527 4,314,637,409
8.4
Core Plus Bond 550,140,113 2,191,650,050 632,094,281 1,935,926,102
8.5
5–15 Year Laddered Tax Exempt Bond 13,745,691 – 21,933,353 –
8.6
Green Bond 17,595,268 11,270,602 15,460,615 7,269,604
8.7
High Yield 553,292,131 – 622,732,882 –
8.9
Short Duration Impact Bond 32,888,019 108,409,759 15,897,573 93,449,918
9.01
Short Term Bond 344,473,198 1,733,330,227 150,341,240 1,807,077,446
9.1
Short Term Bond Index 193,950,796 661,679,633 190,582,777 506,677,668
Fund Average Notional Amount of Futures Contracts Outstanding*
8.2
Core Bond $ 137,312,717
8.4
Core Plus Bond 83,181,668
9.01
Short Term Bond 155,044,785
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the current fiscal period.
s
ul
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than Money Market) invest in credit default swaps to hedge or manage the risks associated with assets held in the
Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
Fund Average Notional Amount of Forward Contracts Outstanding*
8.2
Core Bond $ 4,154,804
8.3
Core Impact Bond 19,600,526
8.4
Core Plus Bond 3,269,479
8.6
Green Bond 463,398
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Bank of America, N.A. $ 20,807 $ — $ 20,807 $ — $ 20,807
Core Impact Bond Bank of America, N.A. 95,516 — 95,516 — 95,516
JPMorgan Chase Bank NA 64,812 — 64,812 — 64,812
Total $160,328 $— $160,328 $— $160,328
Core Plus Bond Bank of America, N.A. 15,315 — 15,315 — 15,315
Green Bond Bank of America, N.A. — (761) (761) — (761)
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

Notes to Financial Statements
(continued)

The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
Fund Average Notional Amount of Swap Contracts Outstanding*
8.2
Core Bond $ 548,666,667
8.4
Core Plus Bond 574,166,667
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
$ 1,366,109 - $ –
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
20,807 - –
Credit default swap contracts Credit Unrealized appreciation on swap contracts
*
4,688,008 Unrealized depreciation
on swap contracts
*
(11,639,536)
1 1 1 1 1 1 1 1
Core Impact Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
160,328 - –
1 1 1 1 1 1 1 1
Core Plus Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
705,612 - –
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
15,315 - –
Credit default swap contracts Credit Unrealized appreciation on swap contracts
*
4,325,692 Unrealized depreciation
on swap contracts
*
(12,521,912)
1 1 1 1 1 1 1 1
Green Bond
Forward foreign currency contracts Foreign currency
exchange rate
- – Unrealized depreciation
on forward contracts
(761)
1 1 1 1 1 1 1 1
Short Term Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
309,756 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of Assets and
Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
8.2
Core Bond
Futures contracts Interest rate $ (908,645) $ 1,366,109
Forward foreign currency contracts Foreign currency exchange rate – 112,206
Swap contracts Credit (8,133,711) (8,716,898)
8.3
Core Impact Bond
Forward foreign currency contracts Foreign currency exchange rate – 723,280
8.4
Core Plus Bond
Futures contracts Interest rate (248,252) 705,612
Forward foreign currency contracts Foreign currency exchange rate – 84,643
Swap contracts Credit (5,794,745) (10,375,143)
8.6
Green Bond
Forward foreign currency contracts Foreign currency exchange rate – (761)
9.01
Short Term Bond
Futures contracts Interest rate 275,748 (151,282)
Six Months Ended
9/30/25
Year Ended
3/31/25
8.1
Bond Index Shares Value Shares Value
Subscriptions:
Class A 106,741 $ 1,031,276 360,481 $ 3,453,747
Class I 373,666 3,617,073 526,185 5,024,007
Premier Class 229,274 2,202,960 684,213 6,551,016
Class R6 81,346,636 782,613,232 247,180,034 2,381,736,830
Retirement Class 1,743,126 16,812,575 6,400,779 61,573,303
Class W 214,937,876 2,069,935,741 282,402,613 2,706,696,000
Total subscriptions 298,737,319 2,876,212,857 537,554,305 5,165,034,903
Reinvestments of distributions:
Class A 46,496 450,116 87,917 843,736
Class I 52,189 505,156 94,875 909,848
Premier Class 34,242 331,383 90,864 870,896
Class R6 17,883,645 173,084,820 38,047,306 364,998,340
Retirement Class 945,866 9,157,563 1,711,394 16,423,425
Total reinvestments of distributions 18,962,438 183,529,038 40,032,356 384,046,245
Redemptions:
Class A (365,708) (3,517,786) (435,513) (4,165,192)
Class I (309,138) (2,986,595) (515,168) (4,918,260)
Premier Class (281,727) (2,715,600) (1,666,034) (16,006,310)
Class R6 (313,936,422) (3,022,126,014) (143,143,376) (1,369,279,207)
Retirement Class (3,106,977) (29,969,035) (5,089,197) (48,723,106)
Class W (105,270,333) (1,028,418,055) (153,403,936) (1,468,069,935)
Total redemptions (423,270,305) (4,089,733,085) (304,253,224) (2,911,162,010)
Net increase (decrease) from shareholder transactions (105,570,548) $ (1,029,991,190) 273,333,437 $ 2,637,919,138

Notes to Financial Statements
(continued)

Six Months Ended
9/30/25
Year Ended
3/31/25
8.2
Core Bond Shares Value Shares Value
Subscriptions:
Class A 255,327 $ 2,377,007 735,167 $ 6,850,762
Class I 3,618,734 33,074,474 12,484,011 113,798,870
Premier Class 171,004 1,558,609 1,078,500 10,116,073
Class R6 147,039,239 1,341,649,990 159,467,248 1,454,077,530
Retirement Class 520,053 4,841,691 1,830,060 17,003,590
Class W 49,947,236 455,611,527 65,884,241 600,564,981
Total subscriptions 201,551,593 1,839,113,298 241,479,227 2,202,411,806
Reinvestments of distributions:
Class A 143,232 1,335,746 292,009 2,710,788
Class I 1,505,274 13,805,658 3,070,123 28,022,951
Premier Class 25,346 232,359 34,814 318,108
Class R6 13,391,382 122,720,121 23,596,491 215,293,179
Retirement Class 288,534 2,693,714 593,855 5,519,097
Total reinvestments of distributions 15,353,768 140,787,598 27,587,292 251,864,123
Redemptions:
Class A (699,111) (6,496,813) (1,247,047) (11,584,210)
Class I (7,059,826) (64,486,740) (12,788,926) (116,751,294)
Premier Class (391,945) (3,606,969) (246,404) (2,248,690)
Class R6 (110,480,157) (1,007,089,866) (101,271,465) (921,259,837)
Retirement Class (1,340,742) (12,464,630) (2,784,495) (25,837,071)
Class W (40,988,957) (375,509,246) (97,717,944) (888,739,689)
Total redemptions (160,960,738) (1,469,654,264) (216,056,281) (1,966,420,791)
Net increase (decrease) from shareholder transactions 55,944,623 $ 510,246,632 53,010,238 $ 487,855,138
Six Months Ended
9/30/25
Year Ended
3/31/25
8.3
Core Impact Bond Shares Value Shares Value
Subscriptions:
Class A 3,468,893 $ 31,058,298 15,259,860 $ 135,829,548
Class I 36,679,274 332,605,562 33,463,869 299,774,973
Premier Class 102,071 920,000 529,329 4,717,089
Class R6 97,961,234 881,107,402 167,078,322 1,492,856,576
Retirement Class 445,689 4,020,807 719,615 6,369,767
Total subscriptions 138,657,161 1,249,712,069 217,050,995 1,939,547,953
Reinvestments of distributions:
Class A 581,994 5,229,487 1,349,478 12,072,499
Class I 1,207,655 10,882,438 2,372,672 21,229,379
Premier Class 12,248 110,254 22,915 205,052
Class R6 10,606,318 95,487,477 20,706,666 185,295,978
Retirement Class 410,829 3,698,695 935,689 8,370,079
Total reinvestments of distributions 12,819,044 115,408,351 25,387,420 227,172,987
Redemptions:
Class A (26,653,021) (241,741,312) (10,643,405) (95,261,654)
Class I (11,987,500) (107,659,601) (46,974,147) (419,036,601)
Premier Class (149,852) (1,343,352) (622,227) (5,571,898)
Class R6 (85,516,160) (765,328,236) (136,811,042) (1,221,898,205)
Retirement Class (1,681,504) (15,023,033) (5,285,795) (47,237,337)
Total redemptions (125,988,037) (1,131,095,534) (200,336,616) (1,789,005,695)
Net increase (decrease) from shareholder transactions 25,488,168 $ 234,024,886 42,101,799 $ 377,715,245

Six Months Ended
9/30/25
Year Ended
3/31/25
8.4
Core Plus Bond Shares Value Shares Value
Subscriptions:
Class A 981,608 $ 8,978,836 1,775,584 $ 16,274,299
Class I 3,450,811 31,733,212 5,681,008 52,066,826
Premier Class 35,586 327,514 128,383 1,185,346
Class R6 21,730,609 199,686,436 30,968,819 283,651,987
Retirement Class 780,063 7,204,576 2,903,062 26,677,525
Class W 29,191,645 267,541,981 33,935,061 310,280,728
Total subscriptions 56,170,322 515,472,555 75,391,917 690,136,711
Reinvestments of distributions:
Class A 472,358 4,353,348 970,825 8,907,752
Class I 156,676 1,442,666 222,157 2,037,740
Premier Class 7,716 70,952 16,846 154,310
Class R6 2,080,705 19,138,027 4,003,107 36,667,628
Retirement Class 583,578 5,372,552 1,250,869 11,468,938
Total reinvestments of distributions 3,301,033 30,377,545 6,463,804 59,236,368
Redemptions:
Class A (2,634,238) (24,322,224) (3,082,202) (28,307,983)
Class I (2,782,551) (25,427,358) (3,500,216) (31,936,878)
Premier Class (62,719) (575,209) (125,244) (1,145,528)
Class R6 (10,979,770) (100,896,172) (38,038,990) (348,166,373)
Retirement Class (2,254,569) (20,673,325) (6,727,634) (61,544,147)
Class W (19,313,092) (177,380,988) (55,660,580) (508,119,150)
Total redemptions (38,026,939) (349,275,276) (107,134,866) (979,220,059)
Net increase (decrease) from shareholder transactions 21,444,416 $ 196,574,824 (25,279,145) $ (229,846,980)
Six Months Ended
9/30/25
Year Ended
3/31/25
8.5
5–15 Year Laddered Tax Exempt Bond Shares Value Shares Value
Subscriptions:
Class A 510,672 $ 4,926,023 1,046,902 $ 10,218,231
Class I 15,681 148,974 67,473 653,817
Class R6 192,799 1,841,392 155,812 1,517,223
Total subscriptions 719,152 6,916,389 1,270,187 12,389,271
Reinvestments of distributions:
Class A 273,249 2,621,842 552,120 5,386,969
Class I 1,244 11,919 788 7,669
Class R6 14,633 140,303 26,195 255,358
Total reinvestments of distributions 289,126 2,774,064 579,103 5,649,996
Redemptions:
Class A (1,836,890) (17,631,637) (3,144,968) (30,732,841)
Class I (3,333) (31,758) (29,273) (284,691)
Class R6 (68,292) (654,324) (232,291) (2,263,020)
Total redemptions (1,908,515) (18,317,719) (3,406,532) (33,280,552)
Net increase (decrease) from shareholder transactions (900,237) $ (8,627,266) (1,557,242) $ (15,241,285)
Six Months Ended
9/30/25
Year Ended
3/31/25
8.6
Green Bond Shares Value Shares Value
Subscriptions:
Class A 33,636 $ 306,128 74,635 $ 678,649
Class I 529,976 4,817,022 2,112,597 19,224,809
Class R6 1,134,687 10,302,483 1,933,261 17,564,782
Retirement Class 169,582 1,549,035 312,283 2,836,794
Total subscriptions 1,867,881 16,974,668 4,432,776 40,305,034
Reinvestments of distributions:
Class A 12,340 112,873 26,803 243,547
Class I 74,865 684,408 171,625 1,559,225
Class R6 98,262 898,825 186,611 1,696,617
Retirement Class 32,655 298,745 61,355 557,748
Total reinvestments of distributions 218,122 1,994,851 446,394 4,057,137
Redemptions:
Class A (51,309) (468,521) (163,368) (1,486,358)
Class I (808,436) (7,340,931) (1,277,060) (11,599,419)
Class R6 (587,635) (5,339,338) (1,478,813) (13,493,224)
Retirement Class (67,607) (613,214) (210,359) (1,907,599)
Total redemptions (1,514,987) (13,762,004) (3,129,600) (28,486,600)
Net increase (decrease) from shareholder transactions 571,016 $ 5,207,515 1,749,570 $ 15,875,571

Notes to Financial Statements
(continued)

Six Months Ended
9/30/25
Year Ended
3/31/25
8.7
High Yield Shares Value Shares Value
Subscriptions:
Class A 8,382,558 $ 74,144,991 13,845,693 $ 122,154,287
Class I 67,808 596,252 108,049 953,755
Premier Class 658,060 5,658,060 7,208,560 63,111,283
Class R6 10,472,230 91,889,764 22,167,132 194,293,679
Retirement Class 872,942 7,692,519 1,654,296 14,557,062
Class W 8,882,039 78,605,400 6,414,581 56,298,402
Total subscriptions 29,335,637 258,586,986 51,398,311 451,368,468
Reinvestments of distributions:
Class A 623,517 5,511,288 1,280,718 11,280,741
Class I 15,407 135,537 28,284 247,909
Premier Class 25,614 225,889 56,072 491,572
Class R6 4,339,668 38,189,595 8,690,732 76,266,125
Retirement Class 746,533 6,574,387 1,507,621 13,231,270
Class W 3 26 7 63
Total reinvestments of distributions 5,750,742 50,636,722 11,563,434 101,517,680
Redemptions:
Class A (9,801,537) (86,688,165) (17,531,493) (154,467,789)
Class I (42,251) (370,897) (145,512) (1,272,264)
Premier Class (1,244,028) (10,763,497) (7,224,595) (63,309,677)
Class R6 (24,101,755) (209,341,377) (23,188,447) (202,854,929)
Retirement Class (2,199,243) (19,253,705) (3,707,649) (32,514,675)
Class W (4,001,866) (35,257,441) (9,817,934) (86,010,801)
Total redemptions (41,390,680) (361,675,082) (61,615,630) (540,430,135)
Net increase (decrease) from shareholder transactions (6,304,301) $ (52,451,374) 1,346,115 $ 12,456,013
Six Months Ended
9/30/25
Year Ended
3/31/25
8.9
Short Duration Impact Bond Shares Value Shares Value
Subscriptions:
Class A 13,606 $ 131,748 46,900 $ 451,430
Class I 122,680 1,187,281 66,759 641,684
Class R6 442,796 4,297,768 1,233,285 11,882,218
Retirement Class 4,269,945 41,579,793 269,528 2,582,889
Total subscriptions 4,849,027 47,196,590 1,616,472 15,558,221
Reinvestments of distributions:
Class A 4,920 47,768 9,788 94,227
Class I 4,073 39,519 5,166 49,706
Class R6 106,140 1,030,411 214,329 2,063,497
Retirement Class 26,161 254,467 24,470 235,493
Total reinvestments of distributions 141,294 1,372,165 253,753 2,442,923
Redemptions:
Class A (12,917) (125,405) (55,876) (538,196)
Class I (12,058) (117,112) (42,227) (407,250)
Class R6 (296,481) (2,871,019) (1,404,964) (13,530,459)
Retirement Class (72,498) (701,838) (283,995) (2,735,696)
Total redemptions (393,954) (3,815,374) (1,787,062) (17,211,601)
Net increase (decrease) from shareholder transactions 4,596,367 $ 44,753,381 83,163 $ 789,543

Six Months Ended
9/30/25
Year Ended
3/31/25
9.01
Short Term Bond Shares Value Shares Value
Subscriptions:
Class A 516,147 $ 5,252,895 970,778 $ 9,787,421
Class I 2,340,127 23,797,663 3,321,732 33,451,072
Premier Class 22,783 231,949 100,982 1,010,066
Class R6 15,299,655 155,147,934 17,522,971 175,688,847
Retirement Class 2,832,478 28,743,480 2,288,519 22,841,974
Class W 12,744,949 129,662,105 16,190,691 162,964,017
Total subscriptions 33,756,139 342,836,026 40,395,673 405,743,397
Reinvestments of distributions:
Class A 211,327 2,152,372 419,671 4,229,798
Class I 343,558 3,495,828 640,063 6,446,728
Premier Class 3,351 34,136 8,115 81,718
Class R6 750,673 7,642,726 1,341,582 13,509,874
Retirement Class 274,698 2,799,354 592,934 5,974,001
Class W 1,936 19,766 – –
Total reinvestments of distributions 1,585,543 16,144,182 3,002,365 30,242,119
Redemptions:
Class A (772,793) (7,869,858) (1,581,384) (15,918,047)
Class I (1,310,564) (13,323,977) (3,514,168) (35,299,982)
Premier Class (12,874) (131,124) (190,331) (1,906,886)
Class R6 (11,217,709) (114,097,664) (21,676,533) (218,409,827)
Retirement Class (1,593,461) (16,218,563) (7,922,527) (79,804,239)
Class W (6,904,629) (70,113,247) (23,392,320) (235,087,971)
Total redemptions (21,812,030) (221,754,433) (58,277,263) (586,426,952)
Net increase (decrease) from shareholder transactions 13,529,652 $ 137,225,775 (14,879,225) $ (150,441,436)
Six Months Ended
9/30/25
Year Ended
3/31/25
9.1
Short Term Bond Index Shares Value Shares Value
Subscriptions:
Class A 12,056 $ 116,481 62,994 $ 606,272
Class I 134 1,290 1,321 12,776
Premier Class 396 3,810 2,718 26,144
Class R6 530,702 5,141,951 1,022,149 9,842,536
Retirement Class 2,363,704 22,824,792 20,421,199 195,910,250
Class W 27,392,586 264,927,355 34,041,902 327,223,162
Total subscriptions 30,299,578 293,015,679 55,552,283 533,621,140
Reinvestments of distributions:
Class A 5,627 54,411 9,949 95,590
Class I 891 8,618 1,802 17,315
Premier Class 147 1,422 330 3,165
Class R6 134,178 1,298,123 284,096 2,729,244
Retirement Class 1,927,039 18,643,365 3,435,861 33,033,014
Total reinvestments of distributions 2,067,882 20,005,939 3,732,038 35,878,328
Redemptions:
Class A (32,993) (319,245) (44,119) (422,038)
Class I (1,482) (14,333) (11,207) (106,806)
Premier Class (6,185) (59,780) (5,012) (48,103)
Class R6 (779,088) (7,532,909) (3,190,446) (30,512,800)
Retirement Class (3,841,363) (37,190,926) (183,847) (1,771,257)
Class W (10,848,369) (105,056,718) (21,739,542) (208,618,679)
Total redemptions (15,509,480) (150,173,911) (25,174,173) (241,479,683)
Net increase (decrease) from shareholder transactions 16,857,980 $ 162,847,707 34,110,148 $ 328,019,785

Notes to Financial Statements
(continued)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
5-15 Year Laddered Tax-Exempt Bond intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Six Months Ended
9/30/25
Year Ended
3/31/25
9.2
Money Market Shares Value Shares Value
Subscriptions:
Class A 61,765,470 $ 61,765,470 127,943,960 $ 127,943,959
Class I 4,261,469 4,261,468 33,761,803 33,761,804
Premier Class 30,652,936 30,652,936 59,174,114 59,174,114
Class R6 153,456,117 153,456,118 391,412,569 391,412,569
Retirement Class 83,386,618 83,386,618 255,179,274 255,179,274
Total subscriptions 333,522,610 333,522,610 867,471,720 867,471,720
Reinvestments of distributions:
Class A 6,290,788 6,290,788 13,457,580 13,457,580
Class I 590,335 590,335 2,139,422 2,139,422
Premier Class 1,000,896 1,000,896 1,922,903 1,922,903
Class R6 24,770,773 24,770,773 52,686,829 52,686,829
Retirement Class 11,675,794 11,675,794 28,332,573 28,332,573
Total reinvestments of distributions 44,328,586 44,328,586 98,539,307 98,539,307
Redemptions:
Class A (68,417,658) (68,417,658) (112,789,731) (112,789,731)
Class I (17,916,223) (17,916,223) (45,385,628) (45,385,628)
Premier Class (26,945,301) (26,945,301) (52,002,430) (52,002,430)
Class R6 (297,161,363) (297,161,363) (279,157,542) (279,157,542)
Retirement Class (155,712,835) (155,712,835) (311,000,800) (311,000,800)
Total redemptions (566,153,380) (566,153,380) (800,336,131) (800,336,131)
Net increase (decrease) from shareholder transactions (188,302,184) $ (188,302,184) 165,674,896 $ 165,674,896
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
8.1
Bond Index $27,633,456,929 $236,718,757 $(1,805,797,234) $(1,569,078,477)
8.2
Core Bond 11,658,155,272 149,692,248 (514,240,790) (364,548,542)
8.3
Core Impact Bond 7,246,476,317 106,406,089 (299,418,474) (193,012,385)
8.4
Core Plus Bond 4,985,474,089 71,118,407 (235,297,939) (164,179,532)
8.5
5–15 Year Laddered Tax Exempt Bond 194,437,966 2,066,029 (2,085,803) (19,774)
8.6
Green Bond 185,533,268 2,158,465 (7,029,981) (4,871,516)
8.7
High Yield 2,047,205,093 35,632,155 (31,732,508) 3,899,647
8.9
Short Duration Impact Bond 121,718,879 798,027 (791,121) 6,906
9.01
Short Term Bond 1,855,149,629 16,189,363 (14,710,713) 1,478,650
9.1
Short Term Bond Index 2,491,953,892 20,537,636 (743,800) 19,793,836
9.2
Money Market 2,047,602,325 – – –

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
In certain circumstances, a fund may accept portfolio securities rather than cash as payment for a purchase of fund shares (in kind purchase). For the year ended September 30, 2025, the Core Impact Bond Fund received $112,708,347.
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service
Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services
Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
Fund
Undistributed
Tax-Exempt
Income*
Undistributed
Ordinary
Income*
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
8.1
Bond Index $– $45,937,479 $– $(2,147,697,274) $(290,799,908) $– $(49,176,588) $(2,441,736,291)
8.2
Core Bond – 10,828,639 – (574,846,619) (850,803,356) – (18,466,096) (1,433,287,432)
8.3
Core Impact Bond – 3,309,068 – (293,181,853) (728,178,259) – (5,181,960) (1,023,233,004)
8.4
Core Plus Bond – 6,333,684 – (242,973,967) (471,565,153) – (12,885,064) (721,090,500)
8.5
5–15 Year Laddered Tax
Exempt Bond 58,684 28,998 – (3,652,873) (16,501,535) – (117,055) (20,183,781)
8.6
Green Bond – 254,616 – (7,602,144) (6,751,345) – (269,739) (14,368,612)
8.7
High Yield – 2,540,113 – (58,540,497) (456,489,596) – (2,933,603) (515,423,583)
8.9
Short Duration Impact
Bond – 98,676 – (424,432) (667,916) – (94,502) (1,088,174)
9.01
Short Term Bond – 3,308,512 – (6,444,543) (42,303,365) – (4,345,317) (49,784,713)
9.1
Short Term Bond Index – 5,225,719 – 15,367,876 (57,706,692) – (5,227,913) (42,341,010)
9.2
Money Market – 135,033 – – – – – 135,033
* Undistributed tax-exempt and/or undistributed ordinary income (on a tax basis) has not been reduced for the dividends declared during the period March 3, 2025 through
March 31, 2025 and paid on April 1, 2025.
Fund Short-Term Long-Term Total
8.1
Bond Index $91,195,873 $199,604,035 $290,799,908
8.2
Core Bond 346,743,993 504,059,363 850,803,356
8.3
Core Impact Bond 335,579,897 392,598,362 728,178,259
8.4
Core Plus Bond 156,761,130 314,804,023 471,565,153
8.5
5–15 Year Laddered Tax Exempt Bond 361,324 16,140,211 16,501,535
8.6
Green Bond 1,621,683 5,129,662 6,751,345
8.7
High Yield 78,436,994 378,052,602 456,489,596
8.9
Short Duration Impact Bond 512,123 155,793 667,916
9.01
Short Term Bond – 42,303,365 42,303,365
9.1
Short Term Bond Index 9,937,330 47,769,362 57,706,692
9.2
Money Market – – –

Notes to Financial Statements
(continued)

The management fee schedule for each Fund, other than the Bond Index Fund, Short Term Bond Index Fund and Money Market Fund,
consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex –level fee rate
(0.1600%). As of May 1, 2025, 21% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen
Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States.
Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life
Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by
Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts
(after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
8.1
Bond Index —%
8.2
Core Bond 0.1592%
8.3
Core Impact Bond 0.1592%
8.4
Core Plus Bond 0.1592%
8.5
5–15 Year Laddered Tax Exempt Bond 0.1592%
8.6
Green Bond 0.1592%
8.7
High Yield 0.1592%
8.9
Short Duration Impact Bond 0.1592%
9.01
Short Term Bond 0.1592%
9.1
Short Term Bond Index —%
9.2
Money Market —%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.1
Bond Index 0.060% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
8.2
Core Bond* 0.090%—0.140% 0.700 0.500 0.500 0.350 0.600 0.350
8.3
Core Impact Bond* 0.140%—0.190% 0.750 0.550 0.550 0.400 0.650 –
8.4
Core Plus Bond* 0.090%—0.140% 0.700 0.500 0.500 0.350 0.600 0.350
8.5
5–15 Year Laddered Tax Exempt Bond* 0.040%—0.090% 0.650 0.450 – 0.300 – –
8.6
Green Bond* 0.190%—0.240% 0.800 0.600 0.600 0.450 0.700 –
8.7
High Yield* 0.140%—0.190% 0.750 0.550 0.550 0.400 0.650 0.400
8.9
Short Duration Impact Bond* 0.090%—0.140% 0.700 0.500 0.500 0.350 0.600 –
9.01
Short Term Bond* 0.040%—0.090% 0.650 0.450 0.450 0.300 0.550 0.300
9.1
Short Term Bond Index 0.050% 0.450 0.250 0.250 0.100 0.350 0.100
9.2
Money Market 0.100% 0.500 0.300 0.300 0.150 0.400 –

Effective May 1, 2025, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2026. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.6
Green Bond* 0.190%—0.240% 0.770% 0.570% 0.570% 0.420% 0.670% – %
8.9
Short Duration Impact Bond* 0.090%—0.140% 0.690 0.490 0.490 0.340 0.590 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund
Commission
Advances
8.1
Bond Index $ —
8.2
Core Bond —
8.3
Core Impact Bond —
8.4
Core Plus Bond —
8.5
5–15 Year Laddered Tax Exempt Bond —
8.6
Green Bond —
8.7
High Yield —
8.9
Short Duration Impact Bond —
9.01
Short Term Bond 5,116
9.1
Short Term Bond Index —
9.2
Money Market —

Notes to Financial Statements
(continued)

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Fund, pursuant to the 1940 Act. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the
SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.
nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787. Information regarding transactions with affiliated companies is as follows:
Fund
CDSC
Retained
Bond Index $ —
Core Bond —
Core Impact Bond —
Core Plus Bond —
5–15 Year Laddered Tax Exempt Bond —
Green Bond —
High Yield —
Short Duration Impact Bond —
Short Term Bond 18
Short Term Bond Index —
Money Market 1,268
Underlying Fund TIAA
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
8.1
Bond Index – % – % 62% – % – % 1% 63%
8.2
Core Bond – 36 – – – – 36
8.4
Core Plus Bond – 53 – 9 8 2 72
8.6
Green Bond 38 – – – – 1 39
8.7
High Yield – 21 – – – 9 30
8.9
Short Duration Impact Bond 20 – – – – – 20
9.01
Short Term Bond – 49 – 5 – 2 56
9.1
Short Term Bond Index – – 61 – – – 61
9.2
Money Market – – – – – 4 4
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
9/30/25
Shares at
9/30/25
Dividend
Income
Core Bond
Investment companies
Nuveen Securitized Income ETF
(a)
$– $15,596,285 $– $– $12,980 $15,609,265 623,000 $–
Nuveen Ultra Short Income ETF
(a)
100,365,135 – – – $ 118 , 963 100,484,098 3,965,434 3,026,023
Total $100,365,135 $15,596,285 $– $– $131,943 $116,093,363 4,588,434 $3,026,023
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
9/30/25
Shares at
9/30/25
Dividend
Income
Core Plus Bond
Investment companies
Nuveen Securitized Income ETF
(a)
$– $15,571,240 $– $– $12,970 $15,584,210 622,000 $–
Nuveen Ultra Short Income ETF
(a)
50,182,542 – – – 59,481 50,242,023 1,982,716 1,124,200
Total $50,182,542 $15,571,240 $– $– $72,451 $65,826,233 2,604,716 $1,124,200
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

9. Borrowing Arrangements
Line of Credit: During June 2025, the Funds along with certain funds managed by the Adviser or by an affiliate of the
Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility.  The Fund's maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Fund
Maximum
Outstanding
Balance
Bond Index
$ —
Core Impact Bond
—
Core Bond
—
Core Plus Bond
—
High Yield
84,829
Money Market
—
Short Term Bond
—
5–15 Year Laddered Tax Exempt Bond
—
Short Term Bond Index
—
Green Bond
—
Short Duration Impact Bond
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Bond Index
— $ — — %
Core Impact Bond
— — —
Core Bond
— — —
Core Plus Bond
— — —
High Yield
1 84,829 5.53
Money Market
— — —
Short Term Bond
— — —
5–15 Year Laddered Tax Exempt Bond
— — —
Short Term Bond Index
— — —
Green Bond
— — —
Short Duration Impact Bond
— — —

Notes to Financial Statements
(continued)

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and
Liabilities.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Core Bond Fund

Nuveen Bond Index Fund

Nuveen Core Plus Bond Fund

Nuveen Green Bond Fund

Nuveen High Yield Fund

Nuveen Money Market Fund

Nuveen Short Duration Impact Bond Fund

Nuveen Short Term Bond Fund

Nuveen Short Term Bond Index Fund

Nuveen Core Impact Bond Fund

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

2

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

The Board Members also were aware that the Nuveen Core Impact Bond Fund gained exposure to certain investments by investing in the Fund’s two wholly-owned subsidiaries organized under the laws of the Cayman Islands. Similarly, the Nuveen Green Bond Fund gained exposure to certain investments through its wholly-owned subsidiary organized under the laws of the Cayman Islands. The consideration of services to the respective Funds and related management fees encompassed this arrangement. TAL does not receive separate compensation from the subsidiaries; however, the respective Fund pays TAL based on the Fund’s assets, including assets invested in the subsidiaries.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods subject to exceptions including for the Nuveen Bond Index Fund and the Nuveen Short Term Bond Index Fund (the “Index Funds”) as described below. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group (subject to certain exceptions noted below) and a benchmark for the prescribed periods.

In its review of relative performance for Funds with a Performance Peer Group, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds. With respect to the Index Funds, however, such Funds were designed to seek to achieve, in relevant part, a return represented by a benchmark (a “Benchmark Index”) and accordingly, the Board received and reviewed performance information including, among other things, each such Fund’s ex-ante tracking error compared to its reference index over various periods of time rather than Performance Peer Group data.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group (if any) and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

4

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Core Bond Fund (formerly, TIAA-CREF Core Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Bond Index Fund (formerly, TIAA-CREF Bond Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Core Plus Bond Fund (formerly, TIAA-CREF Core Plus Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Green Bond Fund (formerly, TIAA-CREF Green Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund matched the performance of its benchmark for the one- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen High Yield Fund (formerly, TIAA-CREF High-Yield Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024 and second quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Money Market Fund (formerly, TIAA-CREF Money Market Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Short Duration Impact Bond Fund (formerly, TIAA-CREF Short Duration Impact Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Short Term Bond Fund (formerly, TIAA-CREF Short-Term Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Short Term Bond Index Fund (formerly, TIAA-CREF Short-Term Bond Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Core Impact Bond Fund (formerly, TIAA-CREF Core Impact Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and third quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

6

•

For Nuveen 5-15 Year Laddered Tax Exempt Bond Fund (formerly, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three-and five-year periods ended December 31, 2024. In its review, the Board, however, considered that the Performance Peer Group was classified as low for relevancy. The Board considered, among other things, management’s discussion of the Fund’s performance, including the factors that impacted relative performance such as the disparate investment mandates of various funds in the peer set and the impact of certain investment policy restrictions of the Fund compared to peers. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain Funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating Funds included each Fund other than the Nuveen Bond Index Fund, Nuveen Short Term Bond Index Fund and Nuveen Money Market Fund. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which the Adviser provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class R6 of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Core Bond Fund (formerly, TIAA-CREF Core Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Bond Index Fund (formerly, TIAA-CREF Bond Index Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe. Given the small number of peers, quartile rankings for the Expense Group were not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio also were each below the Expense Universe median.

•

For Nuveen Core Plus Bond Fund (formerly, TIAA-CREF Core Plus Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Green Bond Fund (formerly, TIAA-CREF Green Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and fourth quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and net total expense ratio was slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were also below the Expense Universe median. In its review, the Board considered management’s proposal to lower the temporary expense cap applicable to the Fund.

•

For Nuveen High Yield Fund (formerly, TIAA-CREF High-Yield Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Money Market Fund (formerly, TIAA-CREF Money Market Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Group median and Expense Universe median.

•

For Nuveen Short Duration Impact Bond Fund (formerly, TIAA-CREF Short Duration Impact Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Group median and Expense Universe median, respectively. In its review, the Board also considered management’s proposal to lower the temporary expense cap applicable to the Fund.

•

For Nuveen Short Term Bond Fund (formerly, TIAA-CREF Short-Term Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Group median and Expense Universe median.

8

•

For Nuveen Short Term Bond Index Fund (formerly, TIAA-CREF Short-Term Bond Index Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. In addition, the Fund’s contractual management fee rate matched the Expense Group median, and the actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were below the Expense Universe median, and the actual management fee rate matched the Expense Universe median.

•

For Nuveen Core Impact Bond Fund (formerly, TIAA-CREF Core Impact Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio also ranked in the second quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate was below the Expense Group median, and the Fund’s actual management fee rate and the net total expense ratio were slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median, and the Fund’s actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen 5-15 Year Laddered Tax Exempt Bond Fund (formerly, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Group median and Expense Universe median, respectively.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

9

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

3.	Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

10

As noted above, the Board considered that it approved in 2024 changes to the management fee structure of certain Funds to incorporate a complex-level component. Accordingly, such participating Funds’ management fee would be comprised of a fund-level component and a complex-level component. Participating Funds in the complex-level component include each Fund except the Nuveen Bond Index Fund, Nuveen Short Term Bond Index Fund and Nuveen Money Market Fund. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. In its review, the Board considered that the Nuveen Bond Index Fund, Nuveen Short Term Bond Index Fund and Nuveen Money Market Fund do not have a breakpoint schedule.

In addition to the fund-level and complex-level fee schedules (as applicable), the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

11

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

12

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: December 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: December 4, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)